--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                                      and
                        The DFA Investment Trust Company

                                  SEMI-ANNUAL
                                     REPORT

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. 9-10 Small Company Portfolio...................................................       1-24
    The U.S. 6-10 Small Company Portfolio...................................................         25
    The U.S. Large Company Portfolio........................................................         25
    The Enhanced U.S. Large Company Portfolio...............................................         25
    The U.S. Small Cap Value Portfolio......................................................         25
    The U.S. Large Cap Value Portfolio......................................................         25
    The DFA Real Estate Securities Portfolio................................................      26-27
    The Japanese Small Company Portfolio....................................................         28
    The Pacific Rim Small Company Portfolio.................................................         28
    The United Kingdom Small Company Portfolio..............................................         28
    The Continental Small Company Portfolio.................................................         28
    The International Small Company Portfolio...............................................         29
    The RWB/DFA International High Book to Market Portfolio.................................         29
    The Emerging Markets Portfolio..........................................................         29
    The Large Cap International Portfolio...................................................      30-34
    The DFA International Small Cap Value Portfolio.........................................      35-47
    The DFA Intermediate Government Fixed Income Portfolio..................................         48
    The DFA One-Year Fixed Income Portfolio.................................................         49
    The DFA Five-Year Government Portfolio..................................................         49
    The DFA Two-Year Global Fixed Income Portfolio..........................................         49
    The DFA Global Fixed Income Portfolio...................................................      50-51

Statements of Assets and Liabilities........................................................      52-54

Statements of Operations....................................................................      55-60

Statements of Changes in Net Assets.........................................................      61-67

Financial Highlights........................................................................      68-81

Notes to Financial Statements...............................................................      82-89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Net Assets
    The U.S. 6-10 Small Company Series......................................................     90-119
    The U.S. Large Company Series...........................................................    120-124
    The Enhanced U.S. Large Company Series..................................................    125-126
    The U.S. Small Cap Value Series.........................................................    127-142
    The U.S. Large Cap Value Series.........................................................    143-144
    The Japanese Small Company Series.......................................................    145-150
    The Pacific Rim Small Company Series....................................................    151-162
    The United Kingdom Small Company Series.................................................    163-169
    The Continental Small Company Series....................................................    170-180
    The DFA International Value Series......................................................    181-189
    The Emerging Markets Series.............................................................    190-197
    The Emerging Markets Small Cap Series...................................................    198-204
    The DFA One-Year Fixed Income Series....................................................    205-206

Schedules of Investments
    The DFA Two-Year Corporate Fixed Income Series..........................................        207
    The DFA Two-Year Government Series......................................................        208
    The DFA Two-Year Global Fixed Income Series.............................................    209-211

Statements of Assets and Liabilities
    The DFA Two-Year Corporate Fixed Income Series..........................................        212
    The DFA Two-Year Government Series......................................................        213
    The DFA Two-Year Global Fixed Income Series.............................................        214

Statements of Operations....................................................................    215-217

Statements of Changes in Net Assets.........................................................    218-224

Financial Highlights........................................................................    225-230

Notes to Financial Statements...............................................................    231-237

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                         ------------  --------------
COMMON STOCKS -- (97.8%)
  *3-D Systems Corp....................................       83,700   $      606,825
  *3D0 Co..............................................       83,000          376,094
  *4 Health, Inc.......................................        1,900           11,044
  *AAON, Inc...........................................       39,490          278,898
  ABC Bancorp..........................................        9,625          160,016
  *ABC Rail Products Corp..............................       67,000        1,088,750
  *ACT Manufacturing, Inc..............................       25,900          734,912
  *AEP Industries, Inc.................................       22,350        1,046,259
  *AER Energy Resources, Inc...........................      120,200          345,575
  *AFC Cable Systems, Inc..............................       37,300        1,014,094
  *AG Services America, Inc............................       19,500          312,000
  *AMBI, Inc...........................................      124,200          263,925
  *APS Holding Corp. Class A...........................       23,600          234,525
  *ARI Network Services, Inc...........................       95,500           98,484
  *ARV Assisted Living, Inc............................       66,000          528,000
  *ATC Group Services, Inc.............................       65,800          727,912
  *ATS Medical, Inc....................................       79,500          484,453
  *AW Computer Systems, Inc. Class A...................        3,950            3,209
  Aaron Rents, Inc. Class A............................       41,500          498,000
  Aaron Rents, Inc. Class B............................      139,800        1,651,387
  *#Aasche Transportation Services, Inc................       14,500           72,047
  *Abaxis, Inc.........................................       74,800          210,375
  Abington Bancorp, Inc................................       18,400          434,700
  *Abiomed, Inc........................................       25,100          274,531
  *Able Telcom Holding Corp............................       32,000          238,000
  Abrams Industries, Inc...............................       12,900           75,787
  *Abraxas Petroleum Corp..............................       50,000          659,375
  *Accell International Corp...........................       97,293          291,879
  *Access Beyond, Inc..................................       89,033          442,383
  *Access Health Marketing, Inc........................       19,850          435,459
  *Ace Cash Express, Inc...............................       24,950          285,366
  Aceto Corp...........................................       19,581          264,343
  *Acme Electric Corp..................................       19,484          136,388
  *Acme Metals, Inc....................................       98,500        1,502,125
  *Acme United Corp....................................       28,707          170,448
  *Action Performance Companies, Inc...................       76,900        1,850,406
  *Active Voice Corp...................................        4,500           54,844
  *Activision, Inc.....................................       74,700          961,762
  *Actrade International, Ltd..........................        3,100           44,175
  *Adage, Inc..........................................       50,942          205,360
  *Adam Software, Inc..................................        2,000            3,750
  Adams Resources & Energy, Inc........................       74,150        1,019,562
  *Adelphia Communications Corp. Class A...............       68,500          402,437
  *Adept Technology, Inc...............................       79,000          622,125
  *Adflex Solutions, Inc...............................       41,900          686,112
  *Advanced Digital Information Corp...................       48,000          747,000
  *Advanced Energy Industries, Inc.....................       70,000          844,375
  *Advanced Logic Research, Inc........................       64,900          717,956
  *Advanced Magnetics, Inc.............................       45,550          540,906
  *Advanced Marketing Services, Inc....................       36,900          382,837

                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Advanced Medical, Inc...............................       62,900   $      216,219
  *Advanced Photonix, Inc. Class A.....................       90,950          113,687
  *Advanced Polymer Systems, Inc.......................       79,000          582,625
  Advanced Promotion Technologies, Inc.................      159,451              956
  Advanced Technology Materials, Inc...................       33,300          797,119
  Advantage Bancorp, Inc...............................       11,225          436,372
  Advest Group, Inc....................................       42,800          695,500
  *Advocat, Inc........................................       50,700          500,662
  *Aeroflex, Inc.......................................      102,152          408,608
  *Aerosonic Corp. DE..................................        3,500           41,562
  *Aerovox, Inc........................................       41,800          201,162
  *Aetrium, Inc........................................       31,800          544,575
  Affiliated Community Bancorp.........................        3,600          103,725
  *Ag-Chem Equipment Co., Inc..........................        4,600           90,275
  *Agri-Nutrition Group, Ltd...........................       16,800           19,950
  *Air & Water Technologies Corp. Class A..............       87,000          413,250
  *Air Methods Corp....................................       30,300           82,378
  *Airsensors, Inc.....................................       21,200          162,975
  *Airways Corp........................................       60,700          314,881
  *Akorn, Inc..........................................       29,900           67,275
  *Alamco, Inc.........................................       38,860          592,615
  Alamo Group, Inc.....................................       40,000          775,000
  *Alarmguard Holdings, Inc............................       10,006           65,039
  *Alba-Waldensian, Inc................................       21,000          105,000
  *Alcide Corp.........................................        8,700          263,175
  *Aldila, Inc.........................................       62,800          310,075
  *Alfin, Inc..........................................          217              136
  Alico, Inc...........................................       55,700        1,072,225
  *Alkermes, Inc.......................................        7,900          130,350
  *All American Communications, Inc....................       12,800          188,800
  *All American Semiconductor, Inc.....................       38,400           39,600
  *Allcity Insurance Co................................          200            1,562
  *Allegro New Media, Inc..............................       28,868           72,170
  Allen Organ Co. Class B..............................          200            7,975
  Alliance Bancorp.....................................       26,971          792,279
  *Alliance Entertainment Corp.........................      113,000           98,875
  *Alliance Gaming Corp................................      274,189        1,028,209
  *Allied Capital Advisers, Inc........................       58,500          276,047
  Allied Capital Lending Corp..........................       20,000          286,250
  Allied Healthcare Products, Inc......................       54,600          327,600
  *Allied Holdings, Inc................................       66,435          656,046
  Allied Life Financial Corp...........................       20,000          340,000
  Allied Products Corp.................................       76,894        2,499,055
  *Allied Research Corp................................       41,040          343,710
  *Allou Health & Beauty Care, Inc. Class A............       29,200          173,375
  *Allstate Financial Corp.............................       11,500           69,000
  *Alltrista Corp......................................       28,874          692,976
  *Allwaste, Inc.......................................       38,200          319,925
  *Aloette Cosmetics, Inc..............................        7,200           22,050
  *Alpha Beta Technology, Inc..........................      108,000          992,250
  *Alpha Industries, Inc...............................       89,700          661,537
  *Alpha Microsystems, Inc.............................       48,600           66,825

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Alpha Technologies Group, Inc.......................      107,200   $      314,900
  *Alpine Group, Inc...................................      159,544        1,495,725
  *Alpine Lace Brands, Inc.............................       28,500          178,125
  *#Alta Gold Co.......................................      112,943          333,535
  *Alteon, Inc.........................................      117,000          453,375
  *Altris Software, Inc................................       46,650          215,756
  *Amati Communications Corp...........................      214,500        2,761,687
  Amcast Industrial Corp...............................       32,300          791,350
  *America Services Group, Inc.........................       29,000          308,125
  American Bancorporation Ohio.........................          200            6,200
  American Bank of Connecticut.........................        6,100          210,450
  *American Banknote Corp..............................       93,800          398,650
  American Biltrite, Inc...............................       97,800        2,182,162
  *American Biogenetic Sciences, Inc. Class A..........      130,700          398,227
  *American Buildings Co...............................       50,000        1,400,000
  *American Claims Evaluation, Inc.....................        3,100            4,214
  *American Classic Voyages Co.........................      100,200        1,058,362
  American Eagle Group, Inc............................       54,500           34,062
  *American Eagle Outfitters, Inc......................       38,600          436,662
  *American Ecology Corp...............................       62,800           86,350
  *American Educational Products, Inc..................        2,760           12,592
  *American Exploration Co.............................       33,100          426,162
  American Federal Bank FSB Greenville, SC.............       34,300        1,048,294
  American Filtrona Corp...............................       20,200          903,950
  *American Healthcorp, Inc............................       68,700          751,406
  *American Homepatient, Inc...........................       19,700          379,225
  *American Homestar Corp..............................       86,812        1,730,814
  American Indemnity Financial Corp....................       16,700          212,925
  American List Corp...................................       21,615          599,816
  *American Locker Group, Inc..........................        8,800          108,900
  *American Media, Inc. Class A........................      121,200          727,200
  *American Medical Electronics, Inc. (Escrow-Bonus)...      102,100                0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................      102,100                0
  *American Oilfield Divers, Inc.......................       48,600          546,750
  *American Pacific Corp...............................       73,500          475,453
  *American Paging, Inc................................      147,200          331,200
  *American Physicians Services Group, Inc.............       46,800          315,900
  American Precision Industries, Inc...................      160,375        3,107,266
  *American Safety Razor Co............................       36,300          535,425
  *#American Science & Engineering, Inc................       75,000          759,375
  *American Shared Hospital Services...................       14,800           13,412
  *American Software, Inc. Class A.....................      140,800        1,034,000
  *American Superconductor Corp........................       36,300          304,012
  *American Technical Ceramics Corp....................       14,500          179,437
  *American Telecasting, Inc...........................       22,000           23,719
  *#American United Global, Inc........................       46,900          215,447
  *#American Waste Services, Inc. Class A..............      123,800          216,650
  American Woodmark Corp...............................       44,329          723,117
  Americana Bancorp, Inc...............................       18,200          286,649
  *Amerihost Properties, Inc...........................       63,600          457,125
  *AmeriLink Corp......................................        9,800           78,400
  *Ameristar Casinos, Inc..............................      126,350          694,925
  *Ameriwood Industries International Corp.............       52,900          380,219
  Ameron, Inc..........................................       15,500          860,250
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Ames Department Stores, Inc.........................       86,800   $      702,537
  *Amistar Corp........................................       28,300          152,997
  Ampco-Pittsburgh Corp................................       72,100          946,312
  Amplicon, Inc........................................       29,000          677,875
  *Amre, Inc...........................................       47,600              238
  *Amrep Corp..........................................       63,610          238,537
  *Amrion Corp.........................................       20,100          471,094
  *Amtech Corp.........................................       84,800          455,800
  *Amtran, Inc.........................................       88,200          760,725
  Amvestors Financial Corp.............................      113,268        1,996,348
  Amwest Insurance Group, Inc..........................       46,850          667,612
  Analysis & Technology, Inc...........................       26,800          395,300
  *Analytical Surveys, Inc.............................       13,100          165,387
  *Anaren Microwave, Inc...............................       41,700          406,575
  Anchor Bancorp Wisconsin, Inc........................       10,100          435,562
  *Andersen Group, Inc.................................       15,000           73,125
  Andover Bancorp, Inc. DE.............................       19,080          548,550
  *Andrea Electronics Corp.............................       14,300          164,450
  *Anergen, Inc........................................       82,300          241,756
  *Anesta Corp.........................................       35,700          622,519
  *Angeion Corp........................................       42,200          213,637
  Angelica Corp........................................       85,700        1,542,600
  *Anicom, Inc.........................................       59,000          556,812
  *Ansaldo Signal N.V..................................       56,000          322,000
  *Anuhco, Inc.........................................       25,800          232,200
  *Apertus Technologies, Inc...........................      126,300          187,477
  *Aphton Corp.........................................       14,500          206,625
  *Apogee, Inc.........................................       31,600          134,300
  *Appliance Recycling Centers of America, Inc.........        3,500           10,281
  *Applied Digital Access, Inc.........................       83,900          534,862
  *Applied Extrusion Technologies, Inc.................       70,000          831,250
  *Applied Innovation, Inc.............................       89,600          526,400
  *Applied Microsystems Corp...........................       18,600          130,200
  *Applied Science & Technology, Inc...................       14,500          203,000
  *Applied Signal Technologies, Inc....................       75,000          527,344
  *Applied Voice Technology, Inc.......................       18,400          273,700
  *#Aquagenix, Inc.....................................       14,900          100,808
  Aquarion Co..........................................       26,600          684,950
  *Aquila Biopharmaceuticals, Inc......................           44              201
  *Arabian Shield Development Co.......................       66,200           86,887
  *Arbor Health Care Co................................       61,400        1,726,875
  *Arch Communications Group, Inc......................       82,800          657,225
  *Arch Petroleum, Inc.................................       53,926          158,408
  *Arden Industrial Products, Inc......................       27,300          143,325
  *#Argosy Gaming Corp.................................      199,300          622,812
  *Ariel Corp..........................................       89,400          757,106
  *Arizona Instrument Corp.............................          100              156
  *Ark Restaurants Corp................................       14,400          126,000
  *Arkansas Best Corp..................................      151,500          904,266
  *Aronex Pharmaceuticals, Inc.........................      133,550          555,067
  *Arrhythmia Research Technology, Inc.................       11,375           24,172
  *Arris Pharmaceutical Corp...........................      105,000        1,404,375
  *Arrow Automotive Industries, Inc....................       31,300          105,637
  Arrow Financial Corp.................................       20,414          520,557
  *Artisoft, Inc.......................................       54,400          136,000
  *Artistic Greetings, Inc.............................       19,800           86,625
  *Artra Group, Inc....................................       65,200          309,700
  *Arts Way Manufacturing Co., Inc.....................          100              650
  *Asante Technologies, Inc............................       33,800          132,031
  *Aseco Corp..........................................       20,100          253,762

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Ashworth, Inc.......................................      102,200   $      910,219
  *Astec Industries, Inc...............................       98,100        1,152,675
  Astro-Med, Inc.......................................       58,175          534,483
  *Astronics Corp......................................       22,850          147,097
  *Astrosystems, Inc...................................       44,100          237,037
  *Astrotech International Corp........................       38,500          202,125
  *Asyst Technologies, Inc.............................       20,100          802,744
  Atalanta Sosnoff Capital Corp........................       11,500          102,062
  *Atchison Casting Corp...............................       46,900          803,162
  *Athey Products Corp.................................       31,085          134,054
  *Atkinson (Guy F.) of California.....................       31,700          219,919
  *Atlantic American Corp..............................      112,825          334,949
  *Atlantic Beverage, Inc..............................       20,000           71,250
  *Atlantic Coast Airlines, Inc........................       65,000          991,250
  *Atlantic Gulf Communities Corp......................       74,300          417,937
  *Atlantic Tele-Network, Inc..........................       18,800          235,000
  *Atlantis Plastics, Inc..............................       31,400          223,725
  Atrion Corp..........................................       59,850          811,716
  *Atrix Labs, Inc.....................................       42,206          490,645
  *Au Bon Pain, Inc. Class A...........................       64,900          409,681
  *Audiovox Corp. Class A..............................       62,200          408,187
  Audits & Surveys Worldwide, Inc......................       52,922          148,843
  *Ault, Inc...........................................        7,400           61,050
  Autocam Corp.........................................       55,665          605,357
  Autodesk, Inc........................................       22,911          892,097
  *Autoimmune, Inc.....................................       63,700          145,316
  *Autoinfo, Inc.......................................       73,413          130,767
  *Autologic Information International, Inc............       27,500          142,656
  *Autote Corp. Class A................................      247,000          277,875
  *#Avatex Corp........................................       26,200           29,475
  *Avecor Cardiovascular, Inc..........................       65,700          685,744
  Avemco Corp..........................................       67,100        1,736,212
  *Avert, Inc..........................................       11,100           71,456
  *Aviall, Inc.........................................      149,200        2,200,700
  *Avigen, Inc.........................................        8,000           30,000
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................        5,000           11,875
  *Avondale Industries, Inc............................       34,800          656,850
  *Axent Technologies, Inc.............................       30,000          386,250
  *Aydin Corp..........................................       43,250          486,562
  Aztec Manufacturing Co...............................       55,826          683,868
  *BCT International, Inc..............................       11,900           40,162
  *BEC Group, Inc......................................       23,300          104,850
  BEI Electronics, Inc.................................       25,800          225,750
  BGS Systems, Inc.....................................       12,800          398,400
  BHA Group Holdings, Inc. Class A.....................       70,210        1,298,885
  BHC Financial, Inc...................................       52,050        1,798,978
  *BI, Inc.............................................       85,900          593,247
  *BMC West Corp.......................................       44,900          597,731
  *BNH Bancshares, Inc.................................        9,700          146,106
  *BOK Financial Corp..................................        3,239          108,102
  *BPI Packaging Technologies, Inc.....................       19,800           36,816
  *BRC Holdings, Inc...................................        8,300          307,100
  BSB Bancorp, Inc.....................................       74,375        2,561,289
  BT Financial Corp....................................       12,095          480,776
  *BTG, Inc............................................        6,000           80,250
  *BTU International, Inc..............................       26,000          102,375
  *BWAY Corp...........................................       55,700        1,211,475
  *Back Bay Restaurant Group, Inc......................       26,600          109,725
  Badger Meter, Inc....................................       24,000          600,000
  Badger Meter, Inc. Class B...........................       40,600        1,015,000
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Badger Paper Mills, Inc..............................          200   $        1,550
  Bairnco Corp.........................................      105,400          750,975
  Baker (J.), Inc......................................      114,000          926,250
  *Baker (Michael) Corp................................       72,214          500,985
  *Baker (Michael) Corp. Class B.......................       15,400          106,837
  Balchem Corp.........................................        5,200           50,700
  *Baldwin Piano & Organ Co............................       37,900          521,125
  *Baldwin Technology, Inc. Class A....................      135,000          371,250
  *Ballantyne Omaha, Inc...............................       18,700          301,537
  *Baltek Corp.........................................       21,562          163,063
  *Bancfirst Ohio Corp.................................        7,300          277,400
  *Bancinsurance Corp..................................       21,900           88,969
  Bancorp Connecticut, Inc.............................        9,540          236,115
  Bangor Hydro-Electric Co.............................       52,600          276,150
  Bank of Southington..................................          210            2,927
  *Bank Plus Corp......................................       15,000          161,250
  *Bank United Financial Corp. Class A.................       16,700          163,869
  BankAtlantic Bancorp, Inc. Class A...................       19,131          258,268
  BankAtlantic Bancorp, Inc. Class B...................       40,212          555,428
  *Banner Aerospace, Inc...............................      178,100        1,424,800
  *Banyan System, Inc..................................      155,000          285,781
  *Barnwell Industries, Inc............................       11,800          206,500
  *Barra, Inc..........................................       75,400        2,186,600
  *Barrett Business Services, Inc......................       49,800          706,537
  *#Barringer Technologies, Inc........................        7,700          113,575
  *#Barrister Information Systems Corp.................        7,866           14,257
  *Barry (R.G.) Corp...................................      178,235        2,071,982
  *Barrys Jewelers, Inc................................          192               72
  *Base Ten Systems, Inc. Class A......................       30,500          305,000
  *Basin Exploration, Inc..............................       87,000          630,750
  *Baycorp Holdings, Ltd...............................        4,200           31,762
  *Bayou Steel Corp. Class A...........................       29,600           96,200
  *Beard Co............................................       26,533          122,715
  Beauticontrol Cosmetics, Inc.........................       23,300          212,612
  *Beazer Homes USA, Inc...............................       61,800          950,175
  *Bel Fuse, Inc.......................................       86,500        1,200,187
  *Belden & Blake Corp.................................       21,000          560,437
  *Bell Industries, Inc................................       63,727        1,186,915
  *Bell Microproducts, Inc.............................       52,200          583,987
  *Bell Sports Corp....................................      119,112          774,228
  *Bellwether Exploration Co...........................       59,000          586,312
  *Ben & Jerry's Homemade, Inc. Class A................       25,000          337,500
  *Benchmark Electronics, Inc..........................       44,100        1,549,012
  *Benihana, Inc.......................................        9,500           84,906
  *Benihana, Inc. Class A..............................        1,400           11,375
  *Bentley International, Inc..........................           55               82
  *Bentley Pharmaceuticals, Inc........................        8,450           29,575
  Berkshire Gas Co.....................................        8,300          126,575
  *Berlitz International, Inc..........................       67,100        1,602,012
  *Bertuccis, Inc......................................       51,500          305,781
  *Bethlehem Corp......................................          200              375
  Bindley Western Industries, Inc......................       37,400          822,800
  Binks Sames Corp.....................................       61,300        2,589,925
  *Bio Vascular, Inc...................................        5,000           24,375
  *Bio-Logic Systems Corp..............................       23,400           87,750
  *#Bio-Plexus, Inc....................................       13,200           58,162
  *Biocircuits Corp....................................       25,250           23,672
  *Biocryst Pharmaceuticals, Inc.......................       76,900        1,018,925
  *Biomatrix, Inc......................................       86,400        1,474,200

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Biomerica, Inc......................................       26,100   $       84,009
  *Biosepra, Inc.......................................       29,700           83,531
  *Biosource International, Inc........................       40,000          302,500
  *Biospecifics Technologies Corp......................       13,200           60,225
  *Biospherics, Inc....................................       36,600          183,000
  *Biowhittaker, Inc...................................       77,200          820,250
  *Bird Corp...........................................       36,400          138,775
  *Black Hawk Gaming & Development, Inc................        3,600           20,475
  Blair Corp...........................................       35,300          569,212
  Blessings Corp.......................................      161,912        1,700,076
  Blimpie International................................       36,150          214,641
  *Blowout Entertainment, Inc..........................        6,270            8,621
  *Bluegreen Corp......................................       77,734          242,919
  *Boca Research, Inc..................................       32,100          209,653
  *Bombay Co., Inc.....................................       53,200          239,400
  *Bon-Ton Stores, Inc.................................       52,100          337,022
  *Bone Care International, Inc........................       20,250          240,469
  *Bontex, Inc.........................................        2,200           10,450
  *Books-a-Million, Inc................................      140,000          717,500
  *Boole & Babbage, Inc................................        3,525           72,483
  *Boomtown, Inc.......................................       74,000          596,625
  Boston Acoustics, Inc................................       37,300          927,837
  Bowl America, Inc. Class A...........................       56,160          393,120
  *Bowmar Instrument Corp..............................       55,800          101,137
  *Box Energy Corp. Class B............................      129,100          960,181
  *Bradley Pharmaceuticals, Inc. Class A...............        7,400           10,637
  Branford Savings Bank CT.............................          610            2,592
  *Brauns Fashions Corp................................       13,500          110,531
  *Brazos Sportswear, Inc..............................        5,570           50,826
  Brenton Banks, Inc...................................          242            6,231
  *Brewer (C.) Homes, Inc. Class A.....................       39,300           93,337
  Bridgford Foods Corp.................................       60,200          553,087
  *Brite Voice Systems, Inc............................       69,000          569,250
  Broad National Bancorporation........................        7,220          108,300
  *Broadband Technologies, Inc.........................       21,000          195,562
  *Broadway & Seymour, Inc.............................       66,600          815,850
  *Brock International, Inc............................       34,700          138,800
  #Brooke Group, Ltd...................................      106,600          533,000
  *Brookstone, Inc.....................................       57,800          498,525
  *Brooktrout Technology, Inc..........................       90,150        1,217,025
  *Brothers Gourmet Coffees, Inc.......................       58,600          128,187
  *Brown & Sharpe Manufacturing Co. Class A............       70,675        1,007,119
  Bryn Mawr Bank Corp..................................        1,000           34,250
  *Buckhead America Corp...............................        3,500           24,281
  *Buckle, Inc.........................................       22,200          471,750
  *Buffton Corp........................................       18,800           47,000
  *Builders Transport, Inc.............................       52,100          138,391
  *Bull Run Corp. GA...................................      171,700          386,325
  Bush Industries, Inc. Class A........................       56,950        1,281,375
  *Butler International, Inc...........................       41,727          492,900
  Butler Manufacturing Co..............................        9,000          322,875
  *Buttrey Food & Drug Stores Co.......................       51,000          535,500
  *C-COR Electronics, Inc..............................       43,700          431,537
  *#C-Phone Corp.......................................       36,300          310,819
  CB Bancshares, Inc. HI...............................          818           26,585
  *CCA Industries, Inc.................................       31,000           91,062
  *CE Software Holdings, Inc...........................       10,900            5,961
  *CEM Corp............................................       41,500          368,312
  *CFI Proservices, Inc................................       35,600          609,650
                                                            SHARES             VALUE+
                                                         ------------  --------------

  CFSB Bancorp, Inc....................................        6,498   $      143,762
  CFX Corp.............................................       32,985          552,499
  *CMC Industries, Inc.................................       25,300          192,912
  *CMG Information Services, Inc.......................       34,600          588,200
  CMI Corp. Class A....................................      264,699        1,124,971
  CML Group, Inc.......................................      263,800          626,525
  *#CNS Income.........................................       20,200          172,962
  *CPAC, Inc...........................................       27,553          301,361
  CPB, Inc.............................................        8,600          303,150
  *CPI Aerostructures, Inc.............................        2,500            4,766
  CPI Corp.............................................        1,500           28,125
  *CS Short Co.........................................        4,650           17,437
  *CSP, Inc............................................       59,300          422,512
  *CTC Communications Corp. Class 1....................       53,600          452,250
  CU Bancorp...........................................       39,440          591,600
  CVB Financial Corp...................................       28,325          587,744
  *Cache, Inc..........................................       80,125          290,453
  *Caci International, Inc. Class A....................        1,000           18,375
  *Cadiz Land, Inc.....................................      122,800          686,912
  Cadmus Communications Corp...........................       58,900          831,962
  *Caere Corp..........................................       50,000          409,375
  Cagle's, Inc. Class A................................      109,900        1,614,156
  *Cairn Energy USA, Inc...............................       62,000          732,375
  *Calcomp Technology, Inc.............................       19,600           41,650
  *California Amplifier, Inc...........................       51,400          202,387
  *#California Culinary Academy, Inc...................       17,300          125,425
  California Financial Holding Corp....................       52,470        1,547,865
  *California Micro Devices Corp.......................       39,900          324,187
  California State Bank................................       15,959          398,975
  *#Callon Petroleum Co................................       21,900          328,500
  *Calumet Bancorp, Inc................................        3,950          151,581
  *Cambex Corp.........................................       82,300          109,305
  *Cambridge Neuroscience, Inc.........................       59,500          583,844
  *Cambridge Soundworks, Inc...........................       10,600           51,675
  *Campo Eletronics, Appliances & Computers, Inc.......       49,700           47,370
  *Candela Laser Corp..................................       28,200          192,112
  *Candies, Inc........................................       33,300          161,817
  *Canisco Resources, Inc..............................        8,600           16,125
  *Cannon Express, Inc. Class A........................        3,250           20,516
  *#Cannondale Corp....................................       73,200        1,285,575
  *Cantel Industries, Inc. Class B.....................       26,000          139,750
  *Canyon Resources Corp...............................      226,000          734,500
  Cape Cod Bank & Trust Co.............................       29,600          863,950
  *Capital Associates, Inc.............................       21,050           76,306
  *Capital Pacific Holdings, Inc.......................       32,100           86,269
  Capitol Bancorp, Ltd.................................       12,640          202,240
  Capitol Transamerica Corp............................       19,845          415,505
  *Capstone Pharmacy Services, Inc.....................       22,000          219,312
  Capsure Holdings Corp................................       22,700          283,750
  *Cardinal Realty Services, Inc.......................       17,100          414,675
  *Cardiotech International, Inc.......................       11,257           20,403
  *Care Group, Inc.....................................       77,100           79,509
  *Caretenders Healthcorp..............................        3,100           19,762
  Carnegie Bancorp.....................................        4,560           78,375
  Carolina First Corp..................................       55,130          854,515
  *Carr-Gottstein Foods Co.............................       71,766          349,859
  *Carrington Laboratories, Inc........................       76,300          572,250
  *Carver Corp. WA.....................................       60,803           85,504
  Cascade Corp.........................................       44,300          747,562
  Cascade Natural Gas Corp.............................       38,200          620,750

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Cash America International, Inc......................      102,700   $    1,001,325
  *Casino America, Inc.................................      200,500          469,922
  *Casino Data Systems.................................       75,700          331,187
  *Casino Magic Corp...................................       71,300          100,266
  *Casino Resource Corp................................       10,700           15,381
  *Castelle............................................        4,500           21,656
  *Catalina Lighting, Inc..............................       60,600          219,675
  *Catalyst Semiconductor, Inc.........................       58,300          116,600
  *Catalytica, Inc.....................................      120,500          975,297
  *Catherines Stores Corp..............................       59,900          258,319
  Cato Corp. Class A...................................      194,900          974,500
  Cavalier Homes, Inc..................................       81,530          917,212
  *Cayenne Software, Inc...............................       91,600          303,425
  *Cel-Sci Corp........................................       23,700           80,728
  *Celadon Group, Inc..................................       69,000          776,250
  *Celebrity, Inc......................................       24,000           79,500
  *Celeritek, Inc......................................       43,000          516,000
  *Celestial Seasonings, Inc...........................       15,000          343,125
  *#Celgene Corp.......................................      115,300          807,100
  *Cell Genesys, Inc...................................      140,318          789,289
  *Cellpro, Inc........................................       42,100          268,387
  *Celtrix Pharmaceuticals, Inc........................       91,800          269,662
  Cenfed Financial Corp................................       23,595          679,831
  Cenit Bancorp, Inc...................................        2,500          110,000
  *Centennial Bancorp..................................       26,220          544,065
  *Centigram Communications Corp.......................       50,600          578,737
  Central & Southern Holding Co........................       19,700          328,744
  Central Co-Operative Bank Somerville, MA.............        7,500          125,625
  Central Reserve Life Corp............................       33,700          181,137
  *Central Sprinkler Corp..............................       41,600          863,200
  Central Vermont Public Service Corp..................       43,800          481,800
  Centris Group, Inc...................................       54,100        1,021,137
  *Centura Software Corp...............................       48,100           72,150
  Century Bancorp Income Class A.......................        1,000           12,812
  *Ceradyne, Inc.......................................      115,100          539,531
  Cerberonics, Inc. Class A............................        3,500           33,250
  *#Cerplex Group, Inc.................................       90,600           54,360
  *Cerprobe Corp.......................................       13,700          179,812
  *Chad Therapeutics...................................       69,458          560,005
  #Champion Industries, Inc............................       42,000          714,000
  *Chart House Enterprises, Inc........................       72,900          510,300
  Chart Industries, Inc................................       84,800        1,908,000
  *Charter Federal Savings Bank (Escrow)...............       43,340                0
  Charter Financial, Inc...............................        7,500          133,594
  Charter Power Systems, Inc...........................       35,800        1,208,250
  *Chase Corp..........................................        1,500           12,187
  *Chase Industries, Inc...............................       60,500        1,361,250
  *Chattem, Inc........................................       32,600          342,300
  *Chaus (Bernard), Inc................................       53,600           40,200
  *Check Technology Corp...............................       23,300          147,081
  *Checkmate Electronics, Inc..........................       24,000          288,000
  *Chemfab Corp........................................      141,300        2,543,400
  *#Chemtrak, Inc......................................       31,250           41,016
  *Cherry Corp. Class A................................        3,600           42,525
  *Cherry Corp. Class B................................        9,900          120,656
  Chesapeake Utilities Corp............................       16,975          280,087
  Chester Valley Bancorp...............................          912           17,328
  *Chic by His, Inc....................................       80,000          550,000
  Chicago Rivet & Machine Co...........................       10,000          467,500
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Chicos Fas, Inc.....................................       66,900   $      242,512
  *Children's Comprehensive Services, Inc..............       27,000          418,500
  *Children's Discovery Centers of America, Inc. Class
    A..................................................       52,100          380,981
  Chittenden Corp......................................        8,028          240,840
  *Chock Full O' Nuts Corp.............................       92,330          542,439
  *Cholestech Corp.....................................       71,000          410,469
  *Christiana Companies, Inc...........................       22,100          751,400
  *Chromcraft Revington, Inc...........................       56,000        1,498,000
  *Chronimed, Inc......................................       63,800          628,031
  *Chrysalis International Corp........................       70,000          299,687
  *Chyron Corp.........................................       11,953           55,283
  *Cidco, Inc..........................................       10,000          145,000
  *#Cincinnati Microwave, Inc..........................       97,000               97
  *Cinergi Pictures Entertainment, Inc.................       39,200           30,012
  *Ciprico, Inc........................................       41,895          696,504
  *Circon Corp.........................................       42,322          542,251
  *Circuit Systems, Inc................................       20,000          111,875
  *Citadel Holding Corp................................       12,800           41,600
  *Citation Computer System, Inc.......................       30,000          189,375
  *Citation Corp.......................................       12,000          179,250
  Citfed Bancorp, Inc..................................       25,700          947,687
  *Citizens, Inc. Class A..............................       50,450          394,141
  City Holding Co......................................          242            7,472
  *Civic Bancorp.......................................       37,800          451,237
  *Clark (Dick) Productions, Inc.......................       11,600          146,450
  *Clean Harbors, Inc..................................       82,400          123,600
  *Clintrials Research, Inc............................      150,600        1,496,587
  *Coast Distribution System...........................       43,600          141,700
  Coastal Bancorp, Inc.................................       29,400          793,800
  *Coastal Physician Group, Inc........................       58,400           54,750
  *Coastcast Corp......................................       58,200          763,875
  *Cobra Electronic Corp...............................      135,100          413,744
  *Cobra Industries ,Inc...............................        5,400            2,700
  *Cocensys, Inc.......................................      168,700          658,984
  *Code-Alarm, Inc.....................................       20,300           46,944
  *Cognitronics Corp...................................       57,450          610,406
  *Coherent Communications Systems Corp................        9,300          200,531
  *Coho Energy, Inc....................................      139,000        1,307,469
  Cohu, Inc............................................       81,000        2,809,687
  *Cold Metal Products, Inc............................       50,400          283,500
  Collagen Corp........................................       48,000          816,000
  Collins Industries, Inc..............................       86,325          490,973
  Colonial Gas Co......................................       13,850          289,119
  *Columbia Banking System, Inc........................       19,929          366,195
  *Columbus Energy Corp................................       10,820          113,610
  *Comarco, Inc........................................       47,200          917,450
  *Comdial Corp........................................      151,433        1,031,637
  *Comforce Corp.......................................       83,200          488,800
  Commercial Bancshares, Inc...........................       18,060          297,990
  *Commercial Bank of New York.........................        5,300           90,762
  Commercial Intertech Corp............................       46,500          604,500
  *Commodore Applied Technologies, Inc.................       20,000          122,500
  *Communications Central, Inc.........................       22,000          225,500
  Communications Systems, Inc..........................      118,500        1,659,000
  Community Bank System, Inc...........................       53,600        1,252,900
  Community Banks, Inc.................................          231            7,067
  Community Bankshares, Inc. NH........................        8,200          287,000
  *Community Medical Transport, Inc....................        4,400           13,475

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Comnet Corp.........................................       30,300   $      253,762
  *Competitive Technologies, Inc.......................      109,100        1,050,087
  *#Complete Management, Inc...........................        8,099          103,262
  *#Comprehensive Care Corp............................        8,120          113,680
  *Comptek Research, Inc...............................       59,300          363,212
  Computer Data Systems, Inc...........................      104,700        2,872,706
  Computer Language Research, Inc......................       83,800          906,087
  *Computer Manangement Sciences, Inc..................        7,000          138,250
  *Computer Network Technology Corp....................       63,600          308,062
  *Computer Outsourcing Services, Inc..................       13,800           65,550
  *Computrac, Inc......................................       59,900           89,850
  *Comshare, Inc.......................................       63,150          860,419
  *Comstock Resources, Inc.............................       59,400          608,850
  *Comtech Telecommunications Corp.....................        5,600           21,000
  *Concentra Corp......................................       20,600          162,225
  *Concord Camera Corp.................................        5,800           15,406
  *Concord Fabrics, Inc. Class A.......................       45,500          301,437
  *Concord Fabrics, Inc. Class B.......................       45,700          302,762
  *Concurrent Computer Corp............................        7,780           15,195
  *Conductus, Inc......................................       32,000          216,000
  *Congoleum Corp. Class A.............................       21,800          246,612
  *Conmed Corp.........................................       26,199          496,144
  Connecticut Energy Corp..............................       12,150          273,375
  Connecticut Water Services, Inc......................       42,350        1,180,506
  *Consep, Inc.........................................       49,700          142,887
  *Consilium, Inc......................................       68,700          291,975
  *Conso Products Co...................................       39,000          514,312
  *Consolidated Products, Inc..........................       58,430          993,310
  *Consolidated Stainless, Inc.........................       16,150           61,572
  Consolidated Tokoma Land Co..........................        6,100          101,412
  *Consumer Portfolio Services, Inc....................      112,000        1,260,000
  *Consumers Financial Corp............................       26,000           84,500
  Consumers Water Co...................................       32,300          518,819
  *Continental Can, Inc. DE............................       20,500          397,187
  Continental Homes Holding Corp.......................       70,100        1,147,887
  *Continental Materials Corp..........................        9,700          212,794
  *Convest Energy Corp.................................       11,000           82,500
  Cooker Restaurant Corp...............................       82,600          949,900
  *Cooper Companies, Inc...............................       42,033          872,185
  *Cooper Development Co...............................           14            5,950
  *Cooperative Bankshares, Inc.........................        1,500           32,250
  *Copart, Inc.........................................       25,600          400,000
  *Copley Pharmaceutical, Inc..........................       27,700          180,050
  *Cor Therapeutics, Inc...............................       34,600          311,400
  *Coram Healthcare Corp...............................      136,400          375,100
  *Corcom, Inc.........................................       63,400          495,312
  Core Industries, Inc.................................       66,600        1,198,800
  *Core, Inc...........................................       27,100          221,881
  *Cornerstone Imaging, Inc............................       54,900          466,650
  *Correctional Services Corp..........................       29,800          350,150
  *Corrpro Companies, Inc..............................       21,600          186,300
  *Cortech, Inc........................................      114,300           92,869
  *Corvas International, Inc...........................       95,100          606,262
  *Corvel Corp.........................................        6,200          170,500
  *Cosmetic Centers, Inc. Class C......................        8,571           38,567
  Cotton States Life Insurance Co......................        8,000           94,000
  Courier Corp.........................................       31,700          562,675
  *Covenant Transport, Inc. Class A....................       63,000          941,062
  *Cover-All Technologies, Inc.........................       83,445          125,167
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Craftmade International, Inc.........................       30,000   $      223,125
  *Craig (Jenny), Inc..................................       17,800          109,025
  *Craig Corp..........................................       43,900          740,812
  *Creative Biomolecules, Inc..........................      131,100        1,319,194
  *Creative Technologies Corp..........................        1,666              780
  *Cree Research, Inc..................................       90,600        1,109,850
  *Criticare Systems, Inc..............................       39,300          221,062
  *Crop Growers Corp...................................       31,400          308,112
  Cross (A.T.) Co. Class A.............................       40,200          447,225
  *Crosscomm Corp......................................       34,950          332,025
  *Crossman Communities, Inc...........................       60,000        1,267,500
  *Crowley, Milner & Co................................       12,200           86,162
  *Crown Books Corp....................................       11,900          148,750
  *Crown Central Petroleum Corp. Class A...............       18,100          244,350
  *Crown Central Petroleum Corp. Class B...............       17,100          220,162
  Crown Crafts, Inc....................................       35,500          368,312
  *Crown Resources Corp................................       87,700          591,975
  *Crown-Andersen, Inc.................................       10,500           68,250
  *Cruise America, Inc.................................       37,100          190,137
  *Cryenco Sciences, Inc. Class A......................       30,900           75,802
  *Cryolife, Inc.......................................       73,400          867,037
  *Crystal Oil Co......................................        5,000          175,625
  Cubic Corp...........................................       28,650          673,275
  Culp, Inc............................................      178,580        3,102,827
  *Curative Health Services, Inc.......................       52,200        1,451,812
  *Custom Chrome, Inc..................................       36,300          435,600
  *Cyberonics, Inc.....................................        6,000           36,000
  *Cyberoptics Corp....................................       29,600          492,100
  *Cybex International, Inc............................       72,300          741,075
  *Cygnus, Inc.........................................        1,400           23,012
  *Cypros Pharmaceutical Corp..........................       99,900          462,037
  *Cyrk, Inc...........................................       60,200          703,587
  *Cytel Corp..........................................      170,500          325,016
  *Cytogen Corp........................................       33,300          185,231
  *Cytotherapeutics, Inc...............................      131,100          729,244
  *Cytrx Corp..........................................       28,800          118,800
  *D&N Financial Corp..................................       57,800        1,036,787
  *DBA Systems, Inc....................................       27,500          156,406
  *DDL Electronics, Inc................................      171,500          235,812
  *DEP Corp............................................       92,850          171,192
  *DH Technology, Inc..................................       47,850          765,600
  *DIY Home Warehouse, Inc.............................       70,000          266,875
  *DM Management Co....................................       16,900          145,762
  *DMX, Inc............................................      205,800          350,889
  *DNAP Holding Corp...................................        5,400           21,262
  *DSP Group, Inc......................................       45,700          642,656
  *DSP Technology, Inc.................................        8,200           47,150
  *DVI, Inc............................................       73,100          977,712
  *Daily Journal Corp..................................          200            6,675
  *Daka International, Inc.............................       42,267          530,979
  *Dakotah, Inc........................................        5,200           15,112
  *Daktronics, Inc.....................................       12,200           48,800
  *Damark International, Inc. Class A..................       31,700          487,387
  Daniel Industries, Inc...............................      146,369        1,957,685
  *Danielson Holding Corp..............................          153            1,090
  *Danskin, Inc........................................       18,900           25,987
  *Darling International, Inc..........................       17,800          451,675
  Dart Group Corp. Class A.............................          200           19,900
  *Data Broadcasting Corp..............................       43,936          216,934
  *Data Documents, Inc.................................        4,600           53,762

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Data I/O Corp.......................................       65,600   $      381,300
  *#Data Race, Inc.....................................       21,100          313,862
  Data Research Association, Inc.......................       20,950          264,494
  *Data Systems & Software, Inc........................       46,400          237,800
  *Data Translation, Inc...............................       20,650           76,147
  *Data Transmission Network Corp......................       21,300          573,769
  *Dataflex Corp.......................................       38,325          126,952
  *Datakey, Inc........................................       11,100           30,525
  *Datamarine International, Inc.......................          200            1,262
  *Datametrics Corp....................................       56,000           77,000
  *Datapoint Corp......................................      117,600          161,700
  *Dataram Corp........................................       14,300          146,575
  *Datastream Systems, Inc.............................       50,000          987,500
  *Dataware Technologies, Inc..........................       46,000          158,125
  *Datawatch Corp......................................       58,600          119,031
  *Datron Systems, Inc.................................       23,200          237,800
  *Datum, Inc..........................................       72,600        1,774,162
  *Davco Restaurants, Inc..............................       56,300          520,775
  *Davel Communications Group, Inc.....................       27,100          389,562
  *Davox Corp..........................................       40,650        1,316,044
  *#Daw Technologies, Inc..............................      100,600          242,069
  *Dawson Geophysical Co...............................       44,700          592,275
  Daxor Corp...........................................       46,000          437,000
  *Day Runner, Inc.....................................       23,550          654,984
  Deb Shops, Inc.......................................       44,400          191,475
  *Deckers Outdoor Corp................................       44,200          328,737
  Decorator Industries, Inc............................        9,000          103,500
  *Deeptech International, Inc.........................       44,100          303,187
  Defiance, Inc........................................       65,200          472,700
  *Deflecta-Shield Corp................................       10,200           93,075
  *Del Global Technologies Corp........................       59,016          523,767
  Del Laboratories, Inc................................      123,690        3,811,198
  *Delaware Ostego Corp................................        1,061           22,148
  Delchamps, Inc.......................................       27,000          747,562
  Delta Natural Gas Co., Inc...........................       18,800          317,250
  *Delta Woodside Industries, Inc......................      144,000          846,000
  *Denamerica Corp.....................................       36,800          101,200
  *Dense-Pac Microsystems, Inc.........................       10,000           24,062
  *Depotech Corp.......................................       43,700          598,144
  *Designs, Inc........................................      129,600          550,800
  *Detection Systems, Inc..............................       66,186        1,224,441
  *Detrex Corp.........................................        9,500           81,937
  *Devcon International Corp...........................       25,100          133,344
  *Devlieg-Bullard, Inc................................      105,000          324,844
  *Dewolfe Companies, Inc..............................        4,400           23,650
  *Diagnostic Health Services, Inc.....................       75,000          585,937
  *#Diagnostic Retrieval Systems, Inc..................       20,900          214,225
  *Diametrics Medical, Inc.............................      113,300          633,772
  *#Diana Corp.........................................       11,930           28,692
  *Dianon Systems, Inc.................................       25,500          234,281
  *Digi International, Inc.............................       41,100          372,469
  *Digital Biometrics, Inc.............................       72,000          153,000
  *Digital Communications Technology Corp..............        3,675            2,756
  *Digital Link Corp...................................       72,700        1,408,562
  *Digital Sound Corp..................................       17,900           21,256
  Dime Financial Corp..................................       20,100          457,275
  *Diodes, Inc.........................................       31,400          298,300
  *Dixie Group, Inc....................................       42,319          349,132
  *Dixon Ticonderoga Co................................       27,450          291,656
  *Dominion Bridge Corp................................       74,600          109,569
  *Dominion Homes, Inc.................................       23,600          109,150
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Donegal Group, Inc...................................       13,900   $      344,894
  Donnelly Corp. Class A...............................       59,750        1,015,750
  *Donnkenny, Inc......................................       34,200          138,937
  *Dorsey Trailers, Inc................................       39,000           78,000
  *Dotronix, Inc.......................................       87,000           92,437
  *Dover Downs Entertainment, Inc......................        7,000          133,875
  *Dravo Corp..........................................       21,000          231,000
  *Drew Industries, Inc................................       84,200        1,063,025
  *#Drexler Technology Corp............................      112,550        1,238,050
  *Driver-Harris Co....................................       23,498          237,917
  *Drug Emporium, Inc..................................       50,000          218,750
  *Drypers Corp........................................       46,300          283,587
  *Duckwall-Alco Stores, Inc...........................       37,200          460,350
  *Ducommun, Inc.......................................       52,100        1,367,625
  Duff & Phelps Credit Rating Co.......................       16,100          466,900
  *Durakon Industries, Inc.............................       54,500          531,375
  *Duramed Pharmaceuticals, Inc........................       98,000          333,812
  *Dwyer Group, Inc....................................       14,700           23,887
  *Dycom Industries, Inc...............................      100,700        1,384,625
  Dyersburg Corp.......................................       94,500          756,000
  Dynamics Corp. of America............................       86,300        4,983,825
  *Dynamics Research Corp..............................       59,382          530,727
  *E-Z-Em, Inc. Class A................................       37,000          305,250
  *E-Z-Em, Inc. Class B................................       52,733          402,089
  *EA Engineering Science & Technology, Inc............       78,975          148,078
  *EA Industries, Inc..................................       19,250           45,719
  *ECC International Corp..............................      139,750          925,844
  *#ECCS, Inc..........................................        6,900           34,931
  *EFI Electronics Corp................................       81,400          117,012
  *EIP Microwave, Inc..................................        3,140           13,149
  *EIS International, Inc..............................       83,300          562,275
  *ELXSI Corp..........................................        8,300           52,394
  EMC Insurance Group, Inc.............................       20,300          246,137
  *ERLY Industries, Inc................................       26,213          260,492
  *ERO, Inc............................................       80,000          890,000
  *ESCO Electronics Corp. Trust Receipts...............      101,076        1,048,663
  *ESSEF Corp..........................................       53,570        1,232,110
  *EXX, Inc. Class A...................................          300              712
  *EXX, Inc. Class B...................................          100              244
  Eagle Bancshares, Inc................................       32,500          524,062
  *#Eagle Finance Corp.................................       24,200           54,450
  Eagle Financial Corp.................................       15,655          430,512
  *Eagle Food Centers, Inc.............................       82,600          516,250
  *Eagle River Interactive, Inc........................       60,000          615,000
  *Eastco Industrial Safety Corp.......................            8               32
  Eastern Bancorp, Inc.................................       11,800          309,012
  Eastern Co...........................................       56,500          720,375
  *Eastern Environment Services, Inc...................       36,500          526,969
  *Eateries, Inc.......................................       14,400           40,950
  *Ecogen, Inc.........................................       35,200          128,700
  Ecology & Environment, Inc. Class A..................       11,400           91,200
  *Edelbrock Corp......................................       47,200          991,200
  *#Edison Brothers Stores, Inc........................       24,300           16,706
  *Edison Control Corp.................................        7,000           27,125
  *Edisto Resources Corp...............................      114,200        1,142,000
  Edo Corp.............................................       51,200          352,000
  *Education Alternatives, Inc.........................       49,100          220,950
  *Educational Development Corp........................        2,800           16,800
  *Educational Insights, Inc...........................       50,900           95,437
  *Egghead, Inc........................................      124,700          584,531

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Ekco Group, Inc......................................      134,900   $      691,362
  *El Chico Restaurants, Inc...........................       84,400          538,050
  Elcor Corp...........................................       77,500        2,170,000
  *Elcotel, Inc........................................       23,900          143,400
  *Electric Fuel Corp..................................       87,200          547,725
  *Electro Rent Corp...................................      108,725        2,555,037
  *Electro Scientific Industries, Inc..................       33,000        1,245,750
  Electro Sensors, Inc.................................        2,300            8,194
  *Electro-Catheter Corp...............................       30,300           23,672
  *Electromagnetic Sciences, Inc.......................      142,199        2,719,556
  *Electronic Fab Technology, Inc......................       36,100          234,650
  *Electronic Retailing System International, Inc......       16,400           88,150
  #Electronic Tele Communications, Inc. Class A........       15,500           37,781
  *#Elek-Tek, Inc......................................       40,000           65,000
  Ellett Brothers, Inc.................................       44,000          211,750
  *Eltron International, Inc...........................       43,900        1,215,481
  *Embrex, Inc.........................................      123,200          831,600
  *Emcare Holdings, Inc................................       15,000          448,125
  *Emcon...............................................       71,450          241,144
  Emerald Isle Bancorp, Inc............................          937           16,690
  *#Emerson Radio Corp.................................       77,100           53,006
  *Emisphere Technologies, Inc.........................       36,000          747,000
  *Empi, Inc...........................................       32,300          518,819
  *#Empire of Carolina, Inc............................       42,500          114,219
  *#Employee Solutions, Inc. Class B...................      195,800        1,040,187
  *Emulex Corp.........................................       53,800        1,089,450
  *Encore Computer Corp................................      318,300          278,512
  *Encore Wire Corp....................................       50,300        1,263,787
  *Endosonics Corp.....................................      100,900        1,122,512
  *Energy Biosystems Corp..............................       89,000          428,312
  *Energy Conversion Devices, Inc......................       61,400          928,675
  *Energy Research Corp................................       18,000          175,500
  Energynorth, Inc.....................................       32,526          703,375
  Engineered Support Systems, Inc......................       22,000          290,125
  *Engineering Measurements Co.........................       28,400          157,975
  #Engle Homes, Inc....................................       26,000          238,875
  *Enlighten Software Solutions, Inc...................        5,300           12,256
  Ennis Business Forms, Inc............................       89,200          880,850
  *Enstar, Inc.........................................        9,266           45,751
  *Envirogen, Inc......................................       13,900           39,962
  *Environmental Elements Corp.........................       47,800          104,562
  *Environmental Technologies Corp.....................       32,600          289,325
  *Environmental Tectonics Corp........................        4,300           40,044
  *Enviroq Corp........................................        1,008            2,016
  *Envirosource, Inc...................................      345,100          539,219
  *Envirotest Systems Corp. Class A....................       70,000          133,437
  *Enzon, Inc..........................................      106,900          273,931
  *Epitope, Inc........................................       49,800          426,412
  *Equimed, Inc........................................       39,200          129,237
  *Equinox Systems, Inc................................       14,400          151,200
  *Equitex, Inc........................................        1,300            2,356
  *Equitrac Corp.......................................       12,300          163,744
  *Equity Marketing, Inc...............................       20,800          392,600
  *Equity Oil Co.......................................      109,700          315,387
  Eskimo Pie Corp......................................       27,000          332,437
  Espey Manufacturing & Electronics Corp...............       21,000          359,625
  *Essex Corp..........................................        1,000              406
  Essex County Gas Co..................................        1,400           34,650
  *Esterline Technologies Corp.........................       32,400          976,050
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Evans & Sutherland Computer Corp....................       33,100   $      868,875
  *Evans Systems, Inc..................................       10,185           33,738
  *Evans, Inc..........................................      102,900           86,822
  Evergreen Bancorp, Inc. DE...........................       43,800          662,475
  *Evergreen Resources, Inc............................       29,600          273,800
  *Exar Corp...........................................       49,400          916,987
  *Excalibur Technologies Corp.........................       40,500          172,125
  Excel Industries, Inc................................       91,500        1,658,437
  *Excel Technology, Inc...............................       34,822          290,546
  *#Excite, Inc........................................       19,300          230,394
  *Executive Telecard, Ltd.............................       59,475          427,477
  *Executone Information Systems, Inc..................      190,500          386,953
  *Exide Electronics Group, Inc........................       84,209          963,140
  *Exogen, Inc.........................................       15,000           61,875
  *Expert Software, Inc................................       50,000          218,750
  *Ezcorp, Inc. Class A Non-Voting.....................       59,900          479,200
  F & M Bancorp (MD)...................................       11,500          301,875
  F & M Bancorporation, Inc............................       10,285          325,263
  FCB Financial Corp...................................       12,400          297,600
  FDP Corp.............................................       84,300          611,175
  FFLC Bancorp.........................................        5,900          162,250
  *FFO Financial Group, Inc............................        6,000           26,437
  FFY Financial Corp...................................       19,400          506,825
  *FLIR Systems, Inc...................................       32,350          511,534
  *FM Properties, Inc..................................       42,200          152,975
  FNB Rochester Corp...................................       13,500          197,437
  *FPA Corp............................................      101,400           76,050
  *FRP Properties, Inc.................................       31,700          816,275
  *FTP Software, Inc...................................       72,000          409,500
  Fab Industries, Inc..................................       29,500          921,875
  *Factset Research Systems, Inc.......................       10,000          195,000
  *Failure Group, Inc..................................       73,000          438,000
  *Fairchild Corp. Class A.............................       55,600          910,450
  Falcon Products, Inc.................................       36,790          519,659
  *Fansteel, Inc.......................................       73,951          545,389
  *Farah, Inc..........................................       87,100          773,012
  *Farr Co.............................................       48,975          719,320
  *Farragut Mortgage, Inc..............................           39                0
  Farrel Corp..........................................       24,300           83,531
  *Fastcomm Communications Corp........................       33,600          262,500
  *Faulding Corp.......................................       63,900          698,906
  *Featherlite Manufacturing, Inc......................       11,500           84,094
  Fed One Bancorp......................................        2,500           49,375
  #Fedders Corp. Class A...............................       23,712          145,236
  Federal Screw Works..................................       21,600          864,000
  *Female Health Co....................................       25,900           50,181
  *Ferrofluidics Corp..................................       36,700          307,362
  *Fibermark, Inc......................................       20,775          428,484
  *Fiberstars, Inc.....................................       13,000           60,937
  Fidelity Bancorp, Inc................................          242            5,052
  Fidelity Bancorp, Inc. Delaware......................       10,500          200,812
  Fidelity Federal Bancorp.............................       16,500          136,125
  Fidelity National Financial, Inc.....................       41,316          531,943
  *Fieldcrest Cannon, Inc..............................       50,000          937,500
  *#Fifty-Off Stores, Inc..............................       11,400              228
  *Filenes Basement Corp...............................      126,050          787,812
  *Financial Bancorp., Inc.............................       15,000          255,000
  *Financial Federal Corp..............................       73,500        1,447,031
  *Finishmaster, Inc...................................       27,600          194,925
  First Albany Companies, Inc..........................        2,661           34,260

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *#First Alert, Inc...................................      109,500   $      270,328
  *First American Health Concepts, Inc.................        4,200           11,812
  First Bancorp........................................          400            9,200
  *First Banks America, Inc............................        4,879           65,257
  *First Cash, Inc.....................................       14,200           85,200
  First Central Financial Corp.........................       78,000          107,250
  First Charter Corp...................................        2,800           63,000
  *First Citizens Financial Corp.......................        9,410          262,304
  First Defiance Financial Corp........................       29,192          408,688
  First Essex Bancorp..................................       31,700          542,862
  First Federal Capital Corp...........................       49,900        1,478,287
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................       24,100          599,487
  First Financial Corp. of Western Maryland............        3,900          141,862
  First Financial Holdings, Inc........................       42,200        1,113,025
  First Home Bancorp, Inc. NJ..........................          266            4,971
  First Indiana Corp...................................       92,450        1,860,556
  *First Investors Financial Services Group, Inc.......       23,500          164,500
  First Liberty Financial Corp.........................       48,800        1,046,150
  *#First Merchants Acceptance Corp....................       39,100          214,439
  First Merchants Corp.................................       25,050          726,450
  *First Midwest Financial, Inc........................        4,700           72,850
  First Mutual Savings Bank............................        5,264          104,622
  First Northern Capital Corp..........................       16,050          321,000
  First Oak Brook Bancshares, Inc. Class A.............       10,000          297,500
  First Palm Beach Bancorp, Inc........................       18,900          559,912
  First Patriot Bankshares Corp........................        1,200           19,800
  *First Republic Bancorp, Inc.........................      157,149        3,142,980
  First Savings Bancorp, Inc. North Carolina...........       10,200          200,812
  First Savings Bank...................................       16,000          335,000
  First Southeast Financial Corp.......................       23,500          252,625
  *#First Team Sports, Inc.............................       41,550          298,641
  First United Bancorp.................................       28,300          429,806
  First Western Bancorp, Inc...........................       32,050        1,109,731
  *First Years, Inc....................................       34,000          646,000
  Firstfed Bancshares, Inc.............................       30,000          543,750
  *FirstFed Financial Corp. DE.........................       35,900          978,275
  #FirstFederal Financial Services Corp................       16,033          537,089
  *Fischer Imaging Corp................................       35,800          230,462
  Flag Financial Corp..................................        3,200           39,600
  *#Flagstar Companies, Inc............................       59,200           25,900
  Flamemaster Corp.....................................          206              978
  *Flanigan's Enterprises, Inc.........................       10,300           46,350
  Flexsteel Industries, Inc............................       61,800          714,562
  *Florida Gaming Corp.................................        6,850           26,544
  Florida Public Utilities Co..........................        4,700           98,553
  *Florsheim Group, Inc................................       18,400          159,850
  *Flow International Corp.............................      158,200        1,334,812
  *Fluor Daniel/GTI, Inc...............................        4,008           28,056
  *Foilmark, Inc.......................................       15,500           55,703
  *Fonar Corp..........................................      171,950          472,862
  *Foodarama Supermarkets, Inc.........................       22,000          416,625
  *Foothill Independent Bancorp........................       12,970          177,527
  *Fortune Petroleum Corp..............................       41,907           86,433
  *Fossil, Inc.........................................       47,500          804,531
  *Foster (L.B.) Co. Class A...........................      126,600          510,356
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Fountain Oil, Inc...................................       66,900   $      309,412
  *Fountain Powerboat Industries, Inc..................       12,000          213,000
  *Four Kids Entertainment, Inc........................       19,900           57,212
  *Fourth Shift Corp...................................       36,500          116,344
  Franklin Bank National Associaton Southfield, MI.....       12,576          165,846
  *Franklin Electronic Publishers, Inc.................       35,200          356,400
  Frederick's of Hollywood, Inc. Class A...............       31,639          166,105
  Frederick's of Hollywood, Inc. Class B...............       83,878          429,875
  Freds, Inc. Class A..................................       60,000          806,250
  *Frequency Electronics, Inc..........................       41,693          510,739
  *Fresh America Corp..................................       14,100          229,125
  *Fresh Choice, Inc...................................       50,000          185,937
  Friedman Industries, Inc.............................      135,454          829,656
  *Friedmans, Inc. Class A.............................       47,200          882,050
  Frisch's Restaurants, Inc............................       64,568          944,307
  Frontier Adjusters of America, Inc...................        1,000            3,125
  Frozen Food Express Industries, Inc..................      100,000          893,750
  *Funco, Inc..........................................       50,500          811,156
  *Fuqua Enterprises, Inc..............................       40,500          779,625
  Furon Co.............................................       43,100        1,099,050
  *Fusion Systems Corp.................................       26,400          823,350
  *#Future Healthcare, Inc.............................        7,000              189
  *G-III Apparel Group, Ltd............................       43,470          256,745
  GBC Bancorp..........................................       56,700        2,019,937
  *GNI Group, Inc......................................       76,800          470,400
  *GRC International, Inc..............................      131,600          690,900
  *GTI Corp............................................       53,600          351,750
  *GTS Duratek, Inc....................................      104,800          910,450
  *GZA Geoenvironmental Technologies, Inc..............       15,800           42,956
  Gainsco, Inc.........................................       30,600          252,450
  *Galey & Lord, Inc...................................       95,000        1,674,375
  *Galileo Corp........................................       69,300          498,094
  *Game Financial Corp.................................       10,600          100,700
  *Gametek, Inc........................................        5,000            5,855
  Gamma Biologicals, Inc...............................       39,200          164,150
  *Gantos, Inc.........................................       27,300           81,047
  Garan, Inc...........................................       32,900          653,887
  *Garden Fresh Restaurant Corp........................        7,500           73,594
  *Gardner Denver Machinery, Inc.......................       35,200          959,200
  *Garnet Resources Corp...............................       44,200           15,194
  *Gasonics International, Inc.........................      112,000        1,344,000
  *Gateway Industries, Inc.............................       11,120           24,325
  *Geerling & Wade, Inc................................       14,200           56,800
  *Gehl Co.............................................       23,400          362,700
  *Gemstar International Group, Ltd....................       46,616          967,282
  Gencor Industries, Inc...............................        7,600          198,550
  *Genelabs Technologies, Inc..........................      151,300          349,881
  *Genemedicine, Inc...................................       76,400          615,975
  *General Communications, Inc. Class A................       49,100          342,166
  *General Datacomm Industries, Inc....................       90,000          810,000
  General Employment Enterprises, Inc..................        8,614          101,214
  *General Host Corp...................................       97,986          293,958
  General Housewares Corp..............................       34,830          348,300
  General Magnaplate Corp..............................        4,200           26,250
  *General Microwave Corp..............................        8,600           59,125
  *Genesco, Inc........................................      124,000        1,705,000

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Genesee Corp. Class B................................          200   $        8,175
  *#Geneva Steel Co. Class A...........................      108,300          257,212
  *Genicom Corp........................................      109,900          676,572
  *Genlyte Group, Inc..................................       67,100          868,106
  *Genome Therapeutics Corp............................      131,600        1,036,350
  Genovese Drug Stores, Inc. Class A...................      116,895        1,870,320
  *Gensia Sicor, Inc...................................      205,100          954,997
  *Genus, Inc..........................................      104,100          601,828
  *Genzyme Transgenics Corp............................       64,900          490,806
  George Mason Bankshares, Inc.........................       30,300          630,619
  *Geoscience Corp.....................................       25,000          229,687
  *Geoworks............................................       18,000          113,062
  *Getty Petroleum Marketing, Inc......................       25,900          123,025
  Getty Realty Corp....................................       25,900          433,825
  *Giant Cement Holding, Inc...........................       42,000          740,250
  *Giant Group, Ltd....................................       58,800          411,600
  Giant Industries, Inc................................       87,500        1,268,750
  *Gibraltar Packaging Group, Inc......................       33,100          103,437
  *Gibraltar Steel Corp................................        8,000          175,500
  *Giga-Tronics, Inc...................................       35,000          260,312
  *Gish Biomedical, Inc................................       74,750          380,758
  Glacier Bancorp, Inc.................................        9,881          160,558
  *Glacier Water Services, Inc.........................       30,600          703,800
  Gleason Corp.........................................      116,700        4,332,487
  *Global Village Communication, Inc...................       67,000          236,594
  *Globalink, Inc......................................       30,500          106,750
  *Go Video, Inc.......................................       86,400          145,800
  Golden Enterprises, Inc..............................       29,400          216,825
  *Golden Oil Co. DE...................................           69               26
  Golden Poultry Co., Inc..............................       44,700          606,244
  *Good Guys, Inc......................................      114,500          672,687
  GoodMark Foods, Inc..................................       90,400        1,559,400
  *Goodys Family Clothing..............................       83,600        1,928,025
  Gorman-Rupp Co.......................................       32,700          580,425
  *Gottschalks, Inc....................................       57,700          331,775
  *Government Technology Services, Inc.................       41,000          199,875
  *Gradco Systems, Inc.................................      146,411          613,096
  *Graham Corp.........................................       13,450          200,069
  Graham-Field Health Products, Inc....................       63,500          674,687
  Grand Premier Financial, Inc.........................        1,450           17,309
  Granite State Bankshares, Inc........................       11,250          197,578
  Graphic Industries, Inc..............................       44,600          487,812
  Gray Communications Systems, Inc.....................        5,800          108,750
  Great Southern Bancorp, Inc..........................        7,200          122,850
  *#Greate Bay Casino Corp.............................       50,819           73,052
  Greater Bay Bancorp..................................          179            5,202
  Greater New York Savings Bank NY.....................      124,200        2,390,850
  Green (A.P.) Industries, Inc.........................      123,100        1,138,675
  Green Mountain Power Corp............................       38,500          909,562
  Greenbrier Companies, Inc............................      111,000        1,248,750
  *Greyhound Lines, Inc................................       26,900          112,644
  *Grist Mill & Co.....................................       60,450          394,814
  *Grossmans, Inc......................................      130,500           20,391
  *Ground Round Restaurants, Inc.......................       86,950          129,066
  *Group 1 Software, Inc...............................       31,400          231,575
  *Group Technologies Corp.............................      106,000          145,750
  *Grow Biz International, Inc.........................       53,600          569,500
  *#Grubb & Ellis Co...................................       39,552          385,632
  *Gryphon Holdings, Inc...............................       21,400          315,650
  *Guest Supply, Inc...................................      107,100          963,900
  *Gulfmark Offshore, Inc..............................       51,600          973,950
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Gull Laboratories, Inc..............................       20,500   $      205,000
  *Gundle/SLT Environmental, Inc.......................      137,600          722,400
  *HD Vest, Inc........................................       10,500           43,312
  *HDS Network Systems, Inc............................        9,200           50,600
  *HEI, Inc............................................       15,500           85,250
  HF Financial Corp....................................        9,600          188,400
  *HMG Worldwide Corp..................................       62,500           60,547
  HMI Industries, Inc..................................       84,200          489,412
  *HMN Financial, Inc..................................       17,700          391,612
  *HPR, Inc............................................       82,500        1,325,156
  *HPSC, Inc...........................................       74,800          453,475
  *HS Resources, Inc...................................       45,528          660,156
  Haggar Corp..........................................       53,500          718,906
  *Hahn Automotive Warehouse, Inc......................       35,368          278,523
  Halifax Corp.........................................        7,050           59,925
  *Hallmark Capital Corp...............................        2,800           54,600
  *#Hallwood Group, Inc................................       10,762          290,574
  *Halsey Drug Co., Inc................................       53,922          242,649
  *Hammons (John Q.) Hotels, Inc. Class A..............       55,700          501,300
  *Hampshire Group, Ltd................................        4,900           74,419
  *Hampton Industries, Inc.............................       39,440          310,590
  Hancock Fabrics, Inc.................................      133,100        1,630,475
  *Handleman Co........................................      212,000        1,404,500
  Handy & Harman.......................................        9,700          161,262
  *Hanger Orthopedic Group, Inc........................       39,200          350,350
  *Harcor Energy, Inc..................................       88,500          533,766
  *Harding Lawson Associates Group, Inc................       41,700          286,687
  Harleysville National Corp PA........................        2,110           61,981
  Harmon Industries, Inc...............................       54,300        1,035,094
  *Harolds Stores, Inc.................................       37,996          351,463
  *Harris & Harris Group, Inc..........................       31,600          130,350
  Harris Savings Bank PA...............................        2,000           41,000
  *Harry's Farmers Market, Inc. Class A................       14,300           56,306
  *Hartmarx Corp.......................................      189,200        1,868,350
  *Harvard Industries, Inc.............................       12,900            8,466
  *Harvey Entertainment Co.............................       30,000          350,625
  Harvey's Casino Resorts..............................       67,800        1,144,125
  Haskel International, Inc............................       17,800          178,000
  Hastings Manufacturing Co............................        8,800          232,650
  *Hathaway Corp.......................................       34,580           90,772
  *Hauser, Inc.........................................       51,800          317,275
  Haven Bancorp, Inc...................................       16,100          547,400
  Haverfield Corp......................................          220            5,527
  Haverty Furniture Co., Inc...........................       74,200          876,487
  Haverty Furniture Co., Inc. Class A..................       13,550          157,519
  Hawkins Chemical, Inc................................       41,284          340,593
  *Hawthorne Financial Corp............................       14,100          158,625
  *Health Management Systems, Inc......................       22,500          125,156
  *#Health Management, Inc.............................       18,600            4,650
  *Health Power, Inc...................................       13,700           48,806
  *#Health Professionals, Inc..........................        4,923            7,384
  *Health Risk Management, Inc.........................       34,700          407,725
  *Health-Chem Corp....................................       68,645           55,774
  *Healthcare Services Group, Inc......................       78,800          891,425
  *Healthdyne Information Enterprises, Inc.............       16,800           54,600
  *Healthdyne Technologies, Inc........................       95,931        1,426,974
  *Healthplan Services Corp............................        8,016          134,268
  *Healthy Planet Products, Inc........................        6,000           22,125

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Hechinger Co. Class A...............................       99,700   $      124,625
  *Hechinger Co. Class B...............................        4,700           14,687
  *#Hector Communications Corp.........................       21,300          201,019
  Heico Corp...........................................      133,194        2,963,566
  *Hein-Werner Corp....................................       38,904          272,328
  *Heist (C.H.) Corp...................................       10,600           68,900
  *Hello Direct, Inc...................................        8,000           51,500
  Henry Jack & Associates, Inc.........................       23,199          511,828
  Heritage Financial Services, Inc.....................       13,400          361,800
  *Herley Industries, Inc..............................       11,500          134,406
  *Hi-Lo Automotive, Inc...............................       92,456          242,697
  *Hi-Shear Technology Corp............................       15,200           85,500
  *Hi-Tech Pharmacal, Inc..............................       37,500          182,812
  *Hibbett Sporting Goods, Inc.........................       16,000          274,000
  *High Plains Corp....................................      137,576          481,516
  Hilb Rogal Hamilton Co...............................       26,500          389,219
  *Hilite Industries, Inc..............................       11,200           41,300
  Hingham Institution for Savings MA...................        1,900           34,912
  *Hirsch International Corp. Class A..................       18,900          438,244
  *Hitox Corp..........................................       24,700           87,994
  Hoenig Group, Inc....................................       31,100          165,219
  *Holiday RV Superstores, Inc.........................        9,600           18,300
  *Hollywood Casino Corp. Class A......................      213,400          753,569
  *Hologic, Inc........................................       21,930          522,208
  *Holopak Technologies, Inc...........................       32,000           92,000
  *Holophane Corp......................................       12,800          268,800
  Home Federal Bancorp.................................       22,200          596,625
  *Home Health Corp. of America........................       23,800          245,437
  Home Port Bancorp, Inc...............................        2,400           47,100
  *Home Products International, Inc....................       24,400          227,225
  *Home State Holdings, Inc............................       60,000           28,125
  *Homecorp, Inc.......................................          200            4,250
  *Homeowners Group, Inc...............................       47,800           91,119
  *Hondo Oil and Gas Co................................       25,600          233,600
  Hooper Holmes, Inc...................................       62,800        1,381,600
  Horizon Bancorp, Inc.................................          400           10,050
  Horizon Financial Corp...............................       27,109          411,717
  *Hospital Staffing Services, Inc.....................       54,789          133,548
  *Hovnanian Enterprises, Inc. Class A.................      109,800          651,937
  Howell Corp..........................................      108,200        1,825,875
  Howell Industries, Inc...............................       14,400          502,200
  *Howtek, Inc.........................................       36,100           60,919
  Hudson Chartered Bancorp, Inc........................        3,300           92,400
  Hudson General Corp..................................       25,300        1,012,000
  *Hudson Technologies, Inc............................       14,200          138,894
  Huffy Corp...........................................      105,800        1,375,400
  *Hugoton Energy Corp.................................      152,900        1,710,569
  Hunt Manufacturing Co................................       59,200        1,110,000
  Huntco, Inc. Class A.................................       41,200          551,050
  *Hurco Companies, Inc................................       46,900          257,950
  *Hycor Biomedical, Inc...............................       69,316          129,967
  *Hyde Athletic Industries, Inc. Class A..............       70,700          349,081
  *Hyde Athletic Industries, Inc. Class B..............       63,800          319,000
  #Hydron Technologies, Inc............................       97,500          141,680
  *I-Stat Corp.........................................       17,900          319,962
  *ICF Kaiser International, Inc.......................      199,000          472,625
  ICO, Inc.............................................      171,518          852,230
  *ICOS Corp...........................................       14,600          117,256
  *ICU Medical, Inc....................................       72,550          639,347
  *IDM Environmental Corp..............................        8,000           16,000
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *IDT Corp............................................      165,000   $    1,309,687
  *IEC Electronics Corp................................       39,800          470,137
  *IFR Systems, Inc....................................       62,935          995,160
  *IGEN, Inc...........................................       60,300          374,991
  *IGI, Inc............................................       65,500          302,937
  *II-VI, Inc..........................................       39,200          754,600
  *ILC Technology, Inc.................................       54,600          614,250
  IMCO Recycling, Inc..................................       59,800        1,061,450
  *IMP, Inc............................................      250,800          438,900
  *IPC Information Systems, Inc........................       39,100          474,087
  *IPL Systems, Inc. Class A...........................       16,500           16,758
  *IQ Software Corp....................................       17,200          161,250
  *ITC Learning Corp...................................       13,300           63,175
  *ITEQ, Inc...........................................       43,650          341,016
  *ITI Technologies, Inc...............................       14,400          231,300
  *#IVI Publishing, Inc................................       65,000          203,125
  *Ibah, Inc...........................................       89,200          345,650
  *Identix, Inc........................................       83,000          840,375
  *Ikos Systems, Inc...................................       31,550          772,975
  *#Illinois Superconductor Corp.......................       17,700          221,250
  *Image Entertainment, Inc............................      107,600          453,937
  *Imatron, Inc........................................      171,200          476,150
  *Imclone Systems, Inc................................      143,000          884,812
  *Immucor, Inc........................................       54,000          469,125
  *Immulogic Pharmaceutical Corp.......................       65,500          257,906
  *Immune Response Corp. DE............................      150,100        1,266,469
  *#Immunogen, Inc.....................................       58,200           77,297
  *Immunomedics, Inc...................................       72,900          382,725
  *Imo Industries, Inc.................................      100,000          300,000
  *Impact Systems, Inc.................................      192,100          252,131
  *Imperial Holly Corp.................................       50,400          617,400
  *In Focus Systems, Inc...............................       11,100          287,906
  *In Home Health, Inc.................................       27,500           41,250
  *#Inacom Corp........................................       12,400          400,675
  *Inbrand Corp........................................       42,300        1,115,662
  *Incontrol, Inc......................................       52,400          491,250
  *Incstar Corp........................................       53,500          325,180
  *Indenet, Inc........................................       42,750           61,453
  Independence Holding Co..............................       10,919           94,859
  Independent Bank Corp. MA............................      118,100        1,254,812
  Independent Bank East................................        9,202          252,480
  Independent Bankshares, Inc..........................          786           12,379
  Indiana Federal Corp.................................       18,049          471,530
  Industrial Acoustics Co., Inc........................          900            8,212
  *Industrial Holdings, Inc............................       16,000          169,000
  *Industrial Scientific Corp..........................       10,000          196,250
  *Infodata Systems, Inc...............................        4,276           29,665
  *Information Resource Engineering, Inc...............       25,300          339,969
  *Infu-tech, Inc......................................        4,700           17,625
  *Inhale Therapeutic Systems..........................       60,500        1,217,562
  *Innerdyne, Inc......................................      139,700          388,541
  *Innodata Corp.......................................        8,350            5,741
  *Innoserv Technologies, Inc..........................       13,640           26,854
  *Innovative Gaming Corp. of America..................       24,500          121,734
  Innovex, Inc.........................................      152,800        4,278,400
  *Insight Enterprises, Inc............................       18,000          508,500
  *Insite Vision, Inc..................................       83,300          515,419
  Insituform East, Inc.................................       16,600           46,169
  *Insituform Technologies, Inc. Class A...............       66,500          407,312
  Insteel Industries, Inc..............................       59,944          464,566

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Instron Corp.........................................      118,200   $    1,477,500
  *Insurance Auto Auctions, Inc........................       50,000          396,875
  *Integra Lifesciences Corp...........................        6,000           18,750
  *Integramed America, Inc.............................       62,200           87,469
  *Integrated Circuit Systems, Inc.....................       43,800          782,925
  *Integrated Orthopedics, Inc.........................       45,000          236,250
  *Integrated Silicon Solution, Inc....................       27,400          268,006
  *Integrated Waste Services, Inc......................       12,500            3,906
  *Intellicall, Inc....................................       68,907          318,695
  *Intellicorp, Inc....................................       89,200          275,962
  *Intellidata Technologies Corp.......................       12,000           61,312
  *Intelligent Electronics, Inc........................       36,874           97,947
  *Intelligent Systems Corp............................        9,200           37,950
  *Inter-Tel, Inc......................................       49,200          774,900
  Intercargo Corp......................................       29,100          298,275
  Interchange Financial Services Corp. Saddle Brook....       21,420          406,980
  *Interface Systems, Inc..............................       29,800           98,712
  *Interferon Sciences, Inc............................       52,500          429,844
  *Interlake Corp......................................      196,200          760,275
  *Interleaf, Inc......................................      143,100          196,762
  *Interlink Electronics...............................       17,100          112,219
  *Interlinq Software Corp.............................       34,200          134,128
  *Intermagnetics General Corp.........................      158,941        2,225,174
  *Intermedia Communications of Florida, Inc...........       38,700        1,158,581
  International Aluminum Corp..........................          300            7,875
  *International Imaging Materials, Inc................       24,000          420,000
  *#International Lottery & Totalizer Systems, Inc.....       34,700           49,339
  *International Lottery, Inc..........................       12,200           99,125
  *International Remote Imaging Systems, Inc...........       34,350          141,694
  International Shipholding Corp.......................       53,950          923,894
  *International Technology Corp.......................       76,175          552,269
  *International Thoroughbred Breeders, Inc............       31,900          143,550
  *Interphase Corp.....................................       33,500          263,812
  *Interpore International.............................       50,000          231,250
  *Interscience Computer Corp..........................        6,500            1,625
  *Intersolv, Inc......................................       50,900          499,456
  Interstate Johnson Lane, Inc.........................       18,150          353,925
  *Intersystems, Inc...................................       52,700           59,287
  *Intertan, Inc.......................................       71,900          269,625
  *Intervisual Books, Inc. Class A.....................        1,500            2,719
  *Intervoice, Inc.....................................       15,800          174,787
  Interwest Bancorp....................................       19,200          662,400
  *Investors Insurance Group, Inc......................       42,700            3,843
  Investors Title Co...................................       24,000          351,000
  *Invivo Corp.........................................       12,300          116,850
  *#Ion Laser Technology, Inc..........................       18,100          144,800
  Iroquois Bancorp.....................................          400            8,200
  Isco, Inc............................................      101,341          823,396
  *Isolyser Co., Inc...................................       24,000           94,500
  *Isomedix, Inc.......................................       51,100          798,437
  *Iwerks Entertainment, Inc...........................       60,924          274,158
  *J & J Snack Foods Corp..............................       40,000          575,000
  *J. Alexander's Corp.................................      120,200          991,650
  *JG Industries, Inc..................................        6,500           11,375
  *JMAR Industries, Inc................................        8,000           21,375
  *JPE, Inc............................................       10,300           69,525
  Jackpot Enterprises, Inc.............................       50,775          539,484
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Jacksonville Bancorp, Inc...........................        4,600   $       67,850
  *Jaclyn, Inc.........................................       23,227           98,715
  *Jaco Electronics, Inc...............................       14,973          101,068
  #Jacobson Stores, Inc................................       49,700          456,619
  *Jalate, Ltd.........................................       11,000           28,875
  *Jan Bell Marketing, Inc.............................      224,900          506,025
  *Jason, Inc..........................................       97,400          608,750
  *Jean Philippe Fragrances, Inc.......................       69,000          405,375
  Jeffbanks, Inc.......................................       13,587          371,944
  Jefferson Savings Bancorp, Inc.......................       40,000        1,150,000
  *Jennifer Convertibles, Inc..........................       41,000           92,250
  *Johnson Worldwide Associates, Inc. Class A..........       64,000          796,000
  Johnston Industries, Inc.............................      207,687        1,427,848
  *Johnstown American Industries, Inc..................       86,700          460,594
  *Jos. A. Bank Clothiers, Inc.........................       57,900          217,125
  *Joule, Inc..........................................       42,100          144,719
  *Jumbosports, Inc....................................      141,400          618,625
  *Just Toys, Inc......................................       28,300           36,259
  *K & G Men's Center, Inc.............................       15,000          252,187
  K Swiss, Inc. Class A................................       31,200          413,400
  *K-Tel International, Inc............................          200            1,662
  *K-Tron International, Inc...........................       63,400          824,200
  *K-V Pharmaceutical Co. Class A......................       27,750          447,469
  *K-V Pharmaceutical Co. Class B......................       19,400          312,825
  *KBK Capital Corp....................................        5,000           25,625
  *KLLM Transport Services, Inc........................       37,400          460,487
  *KTI, Inc............................................        1,819           14,666
  *Kaiser Ventures, Inc................................       78,900          754,481
  Kaman Corp. Class A..................................       10,000          136,875
  *Kaneb Services, Inc.................................       79,700          308,837
  Katy Industries, Inc.................................       32,200          503,125
  *Katz Digital Technologies, Inc......................       10,000           30,000
  Kaye Group, Inc......................................       41,000          202,437
  Keithley Instruments, Inc............................        6,600           60,225
  *Kelley Oil & Gas Corp...............................       56,100          133,237
  Kenan Transport Co...................................          200            4,050
  *Kent Financial Services, Inc........................       14,278           92,807
  *Kentucky Electric Steel, Inc........................       15,700           86,350
  Kentucky First Bancorp, Inc..........................        1,400           14,962
  *Kenwin Shops, Inc...................................          500              594
  *Kerr Group, Inc.....................................       73,300          174,087
  Kewaunee Scientific Corp.............................       20,400          126,225
  *#Key Energy Group, Inc..............................       39,658          654,357
  *Key Production Co., Inc.............................       44,272          420,584
  *Key Technology, Inc.................................       27,000          504,562
  *Key Tronic Corp.....................................      129,100          758,462
  *Keystone Consolidated Industries, Inc...............       88,600          797,400
  Keystone Heritage Group, Inc.........................       29,600          836,200
  *Kimmins Corp........................................        8,300           30,606
  *Kinark Corp.........................................       52,800          178,200
  *Kinnard Investment, Inc.............................       22,800          135,375
  *Kit Manufacturing Co................................       12,000          115,500
  Klamath First Bancorp, Inc...........................       19,600          360,150
  *Kleer-Vu Industries, Inc............................       20,073            4,705
  Knape & Vogt Manufacturing Co........................       54,599          873,584
  *Knickerbocker (L.L.) Co., Inc.......................       60,000          315,000
  *Knight Transportation, Inc..........................        9,100          210,437
  *Koala Corp..........................................        8,800          109,450
  Kollmorgen Corp......................................       40,100          526,312
  *#Koo Koo Roo, Inc...................................      183,726          740,645

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Kopin Corp..........................................       85,900   $    1,181,125
  *Koss Corp...........................................       52,000          494,000
  *Krauses Furniture, Inc..............................        2,933            4,674
  *Kronos, Inc.........................................       14,700          385,875
  *Krug International Corp.............................       21,465          111,350
  *Krystal Co..........................................       56,900          284,500
  Kuhlman Corp.........................................       38,376        1,060,137
  *#L.A. Gear, Inc.....................................       45,600           74,100
  *LAT Sportswear, Inc.................................        2,700            1,519
  LCS Industries, Inc..................................       16,760          263,970
  LSB Bancshares, Inc. NC..............................       13,372          262,425
  LSB Industries, Inc..................................      108,900          490,050
  LSI Industries, Inc..................................      143,403        2,151,045
  *LTX Corp............................................       91,600          566,775
  *LXR Biotechnology, Inc..............................       63,300          158,250
  *La Jolla Pharmceutical Co...........................      139,300          583,319
  *LaBarge, Inc........................................      221,650        1,413,019
  LaCrosse Footwear, Inc...............................       13,300          162,925
  *Laclede Steel Co....................................       25,450          103,391
  *Ladd Furniture, Inc.................................       46,333          608,121
  *Laidlaw Environmental Services, Inc.................      436,200        1,254,075
  *Lakeland Industries, Inc............................        4,700           17,184
  *Lamson & Sessions Co................................      143,800        1,114,450
  *Lancer Corp.........................................       66,150        1,653,750
  *Lancit Media Productions, Ltd.......................       53,200          171,237
  *Landair Services, Inc...............................       50,100          701,400
  Landauer, Inc........................................       71,000        1,615,250
  *Laser Pacific Media Corp............................       10,000            5,469
  *#Laser Vision Centers, Inc..........................       13,500           83,531
  *Lasermaster Technologies, Inc.......................       96,700          187,356
  *Laserscope..........................................       66,600          416,250
  *#LaserSight Corporation.............................       18,300          128,672
  *Lawrence Savings Bank MA............................        7,700           75,075
  Lawyers Title Corp...................................       57,300        1,031,400
  *Layne Christensen Co................................        3,900           84,337
  *Lazare Kaplan International, Inc....................       71,300        1,158,625
  Learonal, Inc........................................       17,000          459,000
  *Leasing Solutions, Inc..............................       66,100          991,500
  *Leather Factory, Inc................................          200              125
  *Lechters, Inc.......................................      124,500          462,984
  *Lectec Corp.........................................       14,580           93,859
  Lesco, Inc...........................................       87,100        1,546,025
  *Leslie Building Products, Inc.......................       27,800           46,044
  *Leslie's Poolmart...................................       45,992          658,260
  *Levitz Furniture, Inc...............................      122,200          290,225
  Liberty Homes, Inc. Class A..........................          200            2,000
  *Liberty Technologies, Inc...........................       16,200           54,675
  *Lidak Pharmaceuticals Class A.......................      103,000          228,531
  *Life Medical Sciences, Inc..........................       25,100          122,362
  *Life Quest Medical, Inc.............................        8,100           39,487
  *Life USA Holdings, Inc..............................       85,400        1,030,137
  *Lifecore Biomedical, Inc............................       46,200          643,912
  *Lifeline Systems, Inc...............................       21,500          384,312
  *Lifetime Hoan Corp..................................       81,092          608,190
  Lillian Vernon Corp..................................       49,000          771,750
  *Lindal Cedar Homes, Inc.............................       40,777          166,931
  Lindberg Corp........................................       53,200          465,500
  Liqui Box Corp.......................................        8,400          283,500
  Litchfield Financial Corp............................       22,863          364,379
  *Littlefield, Adams & Co.............................       16,500           18,562
  *Liuski International, Inc...........................        7,700           10,347
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *#Live Entertainment, Inc............................        2,000   $       11,312
  *Lodgenet Entertainment Corp.........................       71,000          776,562
  *Loehmanns, Inc......................................       54,500          395,125
  *#Logic Devices, Inc.................................       49,300          114,006
  *Logic Works, Inc....................................       94,000          660,937
  Lomak Petroleum, Inc.................................       23,745          421,474
  *Loronix Information Systems, Inc....................       17,700           57,525
  Lufkin Industries, Inc...............................       28,400          672,725
  *Lunar Corp..........................................       83,100        1,656,806
  *Lund International Holdings, Inc....................       15,800          165,900
  *#Luria (L.) & Son, Inc..............................       79,297          178,418
  *Lynch Corp..........................................       29,600        2,523,400
  *M-Wave, Inc.........................................       10,600           23,850
  *#M.H. Meyerson & Co., Inc...........................        6,500           32,094
  M/A/R/C, Inc.........................................       20,757          384,004
  *MAI Systems Corp....................................       34,007          159,408
  #MDC Holdings, Inc...................................       71,900          611,150
  MFB Corp.............................................        2,300           44,275
  *MFRI, Inc...........................................       15,600          125,775
  *MGI Pharma, Inc.....................................      137,700          537,891
  *MHM Services, Inc...................................           75               56
  *MI Schottenstein Homes, Inc.........................       43,800          481,800
  *MK Gold Corp........................................       58,500          100,547
  *MLX Corp............................................       22,645          340,377
  *MRS Technology, Inc.................................       47,500           49,727
  *MS Carriers, Inc....................................       42,600          881,288
  *MTI Technology Corp.................................       18,500           84,406
  MTS Systems Corp.....................................       30,400          780,900
  MYR Group, Inc.......................................       39,200          568,400
  *Macheezmo Mouse Restaurants, Inc....................       10,800            5,906
  MacNeal-Schwendler Corp..............................      123,500        1,265,875
  *Magainin Pharmaceuticals, Inc.......................      135,600        1,000,050
  Magna Bancorp........................................       15,400          360,937
  *Magnetic Technologies Corp..........................        5,000           17,187
  *Magnum Hunter Resources, Inc........................       35,900          197,450
  *Mail Boxes, Etc.....................................       27,500          639,375
  *Main Street & Main, Inc.............................        2,850            6,234
  Maine Public Service Co..............................       32,700          386,269
  Mainstreet Bankgroup, Inc............................       20,600          445,475
  *Mallon Resources Corp...............................       12,675          109,322
  *Managed Care Solutions, Inc.........................       14,000           47,250
  *Manatron, Inc.......................................          115              208
  *Manhattan Bagel Co., Inc............................       22,400          155,400
  *Mapinfo Corp........................................       27,000          300,375
  *Marcam Corp.........................................       69,100          855,113
  *Marisa Christina, Inc...............................       72,200          685,900
  Maritrans, Inc.......................................       65,900          486,013
  *Mark VII, Inc.......................................       47,800        1,439,975
  *Marker International................................       83,900          367,063
  *Marlton Technologies, Inc...........................       62,300          218,050
  Marsh Supermarkets, Inc. Class A.....................       14,400          192,600
  Marsh Supermarkets, Inc. Class B.....................       17,300          230,306
  *Martek Biosciences Corp.............................        1,200           20,250
  *Marten Transport, Ltd...............................       35,200          448,800
  Maryland Federal Bancorp.............................       17,115          650,370
  Mason Dixon Bancshares, Inc..........................        8,400          181,650
  Massbank Corp. Reading, MA...........................        7,050          295,659
  *Matec Corp. DE......................................       23,800          107,844
  *Mathsoft, Inc.......................................       33,000           90,750
  *Matlack Systems, Inc................................       75,650          557,919
  *Matria Healthcare, Inc..............................      102,000          459,000

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Matrix Pharmaceutical, Inc..........................      107,000   $      742,313
  *Matrix Service Co...................................       83,600          705,375
  *Matthews Studio Equipment Group.....................       11,600           36,613
  *Mattson Technology, Inc.............................      123,000        1,299,188
  *Maverick Tube Corp..................................       45,000        1,352,813
  *Max & Ermas Restaurants, Inc........................       10,657           67,272
  *Maxco, Inc..........................................       14,000           98,875
  *Maxim Group, Inc....................................       76,000          869,250
  *Maxwell Technologies, Inc...........................       58,492        1,155,217
  *Maxxim Medical, Inc.................................       69,479        1,016,130
  Mayflower Co-Operative Bank Middleboro...............          200            3,350
  *Maynard Oil Co......................................      103,200        1,444,800
  *Mays (J.W.), Inc....................................        2,100           19,950
  *McClain Industries, Inc.............................       91,066          404,105
  *McFarland Energy, Inc...............................       52,000          672,750
  McGrath Rent Corp....................................       58,200        1,054,875
  *McWhorter Technologies, Inc.........................       11,000          242,000
  *Measurement Specialties, Inc........................        5,400           20,925
  *Mecklermedia Corp...................................       18,300          352,275
  *Medalliance, Inc. Liquidating Trust Escrow..........       25,000                0
  *Medar, Inc..........................................      105,500          606,625
  *Medarex, Inc........................................       66,800          425,850
  *Medco Research, Inc.................................       41,000          338,250
  Medford Savings Bank MA..............................       37,900        1,032,775
  *Media 100, Inc......................................       82,600          480,113
  *Media Arts Group, Inc...............................       34,100          148,122
  *Media Logic, Inc....................................       21,800           66,763
  *Medical Action Industries, Inc......................       33,300          105,103
  *Medical Graphics Corp...............................       12,700           52,388
  *Medical Resources, Inc..............................       93,600        1,298,700
  *Medicalcontrol, Inc.................................       14,500           54,375
  *Medicore, Inc.......................................       47,500          121,719
  *Medicus Systems Corp................................       42,000          238,875
  *Medimmune, Inc......................................        4,200           65,363
  *Mediq, Inc..........................................       58,200          429,225
  *Medplus, Inc........................................       47,000          284,938
  *Medquist Inc........................................       54,600        1,419,600
  *Medstone International, Inc.........................       28,200          218,550
  *Melamine Chemicals, Inc.............................       74,100          870,675
  Mercer International, Inc............................       10,000          114,375
  Merchants Bancorp, Inc...............................       10,000          376,250
  Merchants Bancshares, Inc............................          700           13,825
  Merchants Group, Inc.................................       11,200          214,200
  Merchants New York Bancorp, Inc......................          400           15,525
  #Mercury Air Group, Inc..............................       24,353          152,206
  *Mercury Interactive Corp............................       25,800          454,725
  *Meridian Data, Inc..................................       61,600          256,025
  Meridian Diagnostics, Inc............................      116,754          992,409
  Meridian Insurance Group, Inc........................       20,000          297,500
  *Meridian Medical Technology, Inc....................       17,900           87,263
  *Meridian Sports, Inc................................       30,050           42,258
  *#Merisel, Inc.......................................      240,800          428,925
  *Merit Medical Systems, Inc..........................       26,300          193,963
  *Merix Corp..........................................       48,000          768,000
  Merrill Corp.........................................       30,100          974,488
  Merrimac Industries, Inc.............................       12,332          143,360
  *Mesa Air Group, Inc.................................      200,500        1,008,766
  *Mesa Labs, Inc......................................       11,400           69,825
  *Mesaba Holdings, Inc................................       78,700        1,160,825
  *Mestek, Inc.........................................      118,750        2,315,625
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Met-Coil Systems Corp...............................       27,500   $       59,290
  Met-Pro Corp.........................................      151,665        2,237,059
  *Metal Management, Inc...............................      106,906          942,109
  *Metalclad Corp......................................       34,500           39,891
  *Metatec Corp. Class A...............................       65,100          199,369
  *Metra Biosystems, Inc...............................       16,400           79,950
  *#Metricom, Inc......................................       46,700          376,519
  *Metrocall, Inc......................................      158,399          772,195
  *Metrologic Instruments, Inc.........................       57,300        1,034,981
  *Metrotrans Corp.....................................        4,100           38,438
  Metrowest Bank MA....................................       52,100          283,294
  *Michael Anthony Jewelers, Inc.......................       74,300          241,475
  Michael Foods, Inc...................................       15,623          221,651
  *Micrion Corp........................................       19,700          333,669
  *Micro Bio-Medics, Inc...............................       19,200          379,200
  *Micro Linear Corp...................................       91,000        1,820,000
  *Microage, Inc.......................................       92,700        1,674,394
  *Microdyne Corp......................................       48,800          286,700
  *Microfluidics International Corp....................       10,500           20,672
  *Micrografx, Inc.....................................       78,500          529,875
  *Microlog Corp.......................................       26,000          152,750
  *Micronics Computers, Inc............................      108,600          312,225
  *Micros Systems, Inc.................................       13,500          533,250
  *Micros to Mainframes, Inc...........................        7,700           28,875
  *Microsemi Corp......................................      135,875        1,766,375
  *Microtel International, Inc.........................       21,501           60,472
  *Microtest, Inc......................................       64,200          268,838
  *Microtouch Systems, Inc.............................       29,000          728,625
  Microwave Filter Co., Inc............................        5,894            8,841
  *Microwave Power Dynamics, Inc.......................       80,000          240,000
  Mid America Banccorp.................................       31,072          648,628
  *Midcom Communications, Inc..........................       40,000          297,500
  Midconn Bank Kensington, CT..........................       45,200        1,059,375
  *Middleby Corp.......................................       65,200          623,475
  Middlesex Water Co...................................       15,000          250,313
  *#Midisoft Corp......................................       58,300           67,409
  Midland Co...........................................       14,700          685,388
  *Midwest Grain Products, Inc.........................       19,300          224,363
  *Mikohn Gaming Corp..................................       66,650          283,263
  *Miller Building Systems, Inc........................       72,800          555,100
  *Miltope Group, Inc..................................       50,500          179,906
  *Mindspring Enterprises, Inc.........................        5,500           52,594
  Minntech Corp........................................       29,131          360,490
  Minuteman International, Inc.........................       15,000          142,500
  *Mitcham Industies, Inc..............................        8,900           75,094
  *Mity-Lite, Inc......................................       28,100          367,056
  Mobile Gas Service Corp..............................       34,100          907,913
  *Mobile Mini, Inc....................................       22,900           84,444
  *#Mobilemedia Corp. Class A..........................       54,100           27,895
  Modern Controls, Inc.................................       56,650          679,800
  *Modtech, Inc........................................        6,500           79,219
  *Molecular Biosystems, Inc...........................      121,400        1,122,950
  *Molecular Dynamics, Inc.............................       51,100          734,563
  *Monaco Coach Corp...................................       15,100          334,088
  *Monaco Finance, Inc. Class A........................       16,300           21,903
  *Monarch Casino and Resort, Inc......................       82,100          251,431
  Monarch Machine Tool Co..............................       39,761          298,208
  *Monro Muffler Brake, Inc............................       32,082          605,548
  *Monroc, Inc.........................................       15,500          146,281
  *#Monterey Pasta Co..................................       32,400           65,813
  *Moog, Inc. Class A..................................       25,250          634,406
  *Moog, Inc. Class B..................................        1,500           38,438

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Moore Handley, Inc..................................        1,500   $        4,500
  *Moore Medical Corp..................................       25,100          282,375
  *Moore Products Co...................................       19,900          450,238
  *Moovies, Inc........................................       88,500          506,109
  *Morgan Products, Ltd................................       65,300          579,538
  *Morningstar Group, Inc..............................       10,500          276,281
  *#Morrow Snowboards, Inc.............................       12,000           47,250
  *Morton's Restaurant Group, Inc......................       54,900          912,713
  *Mosaix, Inc.........................................       96,900        1,344,488
  *Moscom Corp.........................................       25,700          112,438
  *Mossimo, Inc........................................      128,750        1,094,375
  *Mother's Work, Inc..................................       33,500          255,438
  *Motivepower Industries, Inc.........................       34,000          473,875
  *Moto Photo, Inc.....................................        6,100           11,247
  *Motor Car Parts & Accessories, Inc..................       40,500          678,375
  *Motor Club of America...............................       20,500          283,156
  Movado Group, Inc....................................       10,500          234,938
  *Movie Gallery, Inc..................................       73,000          479,063
  *Moviefone, Inc. Class A.............................       25,100          177,269
  Mueller (Paul) Co....................................       26,700          951,188
  *Multi Color Corp....................................        8,600           54,825
  *Multigraphics, Inc..................................        8,500           20,188
  *Musicland Stores Corp...............................      210,600          421,200
  *Mutual Savings Bank FSB Bay City, MI................       16,200          132,638
  *Mysoftware Co.......................................       14,000           29,750
  *NAI Technologies, Inc...............................       82,813          445,120
  NBT Bancorp..........................................       12,615          261,761
  NN Ball & Roller, Inc................................      112,300        1,333,563
  *NPC International, Inc..............................        6,200           72,850
  *NPS Pharmaceuticals, Inc............................       75,600          784,350
  *NS Group, Inc.......................................      118,700          830,900
  *NSA International, Inc..............................       30,500           55,281
  NSC Corp.............................................       79,800          144,638
  *NTN Communications, Inc.............................      167,500          471,094
  NUI Corp.............................................       24,200          529,375
  NYMAGIC, Inc.........................................       62,700        1,214,813
  *Nanometrics, Inc....................................        9,800           68,906
  *Nantucket Industries, Inc...........................       28,135           42,203
  *Napco Security Systems, Inc.........................       64,100          324,506
  Nash Finch Co........................................       17,300          341,675
  *Nashua Corp.........................................       32,200          374,325
  *Nathans Famous, Inc.................................       17,500           53,594
  *National Beverage Corp..............................       12,800          146,400
  *National City Bancorp...............................       13,367          275,699
  *National Dentex Corp................................       32,900          567,525
  *National Energy Group, Inc..........................      185,700          591,919
  National Gas & Oil Co................................      134,794        1,187,872
  *National Home Centers, Inc..........................       60,000          106,875
  *National Home Health Care Corp......................       17,322          101,767
  National Insurance Group.............................       45,200          313,575
  *National Media Corp.................................       22,000          162,250
  *National Mercantile Bancorp.........................        2,300            3,450
  *National Patent Development Corp....................       69,850          510,778
  *National Picture and Frame Co.......................       42,600          465,938
  *National Record Mart, Inc...........................        4,000            6,188
  *National RV Holdings, Inc...........................       20,500          311,344
  National Sanitary Supply Co..........................          200            2,725
  National Security Group, Inc.........................       10,500          147,000
  *National Standard Co................................       96,500          675,500
  National Technical Systems, Inc......................       47,184          181,364
  *National Techteam, Inc..............................       33,300          820,013
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *National Vision Association, Ltd....................      123,800   $      642,213
  *Natural Alternatives International, Inc.............       47,000          337,813
  *Natural Microsystems Corp...........................       28,700          704,944
  *Natural Wonders, Inc................................       25,900          112,503
  *Navarre Corp........................................       54,200          150,744
  *Navigators Group, Inc...............................       20,520          357,818
  *Neogen Corp.........................................       23,200          166,750
  *Neoprobe Corp.......................................       55,000          825,000
  *#Neorx Corp.........................................      130,700          563,644
  *Nestor, Inc.........................................       21,400           53,166
  *Netframe Systems, Inc...............................       87,200           92,650
  *Netmanage, Inc......................................       19,600           68,600
  *Netrix Corp.........................................       83,200          169,000
  *Network Computing Devices, Inc......................      130,000        1,657,500
  *Network Imaging Corp................................       85,000          171,328
  *#Network Peripherals, Inc...........................       45,300          437,428
  *Network Six, Inc....................................          775            1,235
  *Neurex Co...........................................       57,100          831,519
  *New Brunswick Scientific Co., Inc...................       37,537          260,413
  New England Community Bancorp, Inc. Class A..........        9,700          159,444
  New Hampsire Thrift BancShares, Inc..................          200            2,963
  *New Horizons Worldwide, Inc.........................       57,400          566,825
  *New Jersey Steel Corp...............................       29,800          197,425
  *New Mexico & Arizona Land Co........................       30,042          435,609
  *New World Power Corp................................       12,000            3,563
  Newcor, Inc..........................................       82,025          692,086
  Newmil Bancorp, Inc..................................       44,200          430,950
  #Newport Corp........................................       74,600          881,213
  *Nexthealth, Inc.....................................       26,700           48,394
  *Nichols Research Corp...............................       55,250        1,063,563
  Nitches, Inc.........................................       10,194           56,704
  *Nobility Homes......................................       11,250          142,031
  *Noel Group, Inc.....................................       43,600          162,138
  Noland Co............................................          500           12,188
  *Noodle Kidoodle, Inc................................       65,000          235,625
  *Nord Resources Corp.................................      127,700          367,138
  *Norstan, Inc........................................       90,400        1,344,700
  *Nortek, Inc.........................................       15,200          353,400
  North Carolina Natural Gas Corp......................       10,300          318,013
  Northern Technologies International..................       11,500           97,031
  *Northfield Laboratories, Inc........................       51,300          506,588
  Northland Cranberries, Inc. Class A..................        8,100          104,794
  *#Northstar Health Services, Inc.....................       25,000           57,813
  *Northwest Teleproductions, Inc......................       15,800           62,213
  *Northwestern Steel & Wire Co........................      146,600          352,756
  *Norton McNaughton, Inc..............................       62,500          324,219
  Norwich Financial Corp...............................       23,800          470,050
  *Norwood Promotional Products, Inc...................       31,200          454,350
  *Novametrix Medical Systems, Inc.....................       59,700          319,022
  *Novavax, Inc........................................       65,500          241,531
  *Noven Pharmaceuticals, Inc..........................       12,000           93,750
  *Novitron International, Inc.........................        4,283           10,172
  *Nu Horizons Electronics Corp........................       65,054          565,157
  *Nu-Kote Holding, Inc. Class A.......................      101,700          266,963
  *Nuclear Metals, Inc.................................      142,600        2,326,163
  *Numar Corp..........................................       31,850          625,056
  Numerex Corp. Class A................................       11,500           57,141
  *Nutramax Products, Inc..............................       44,000          514,250
  *Nview Corp..........................................       20,650           48,398

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *O'Charleys, Inc.....................................       60,650   $      852,891
  O'Sullivan Corp......................................       69,100          621,900
  *O'Sullivan Industries Holdings, Inc.................      131,400        2,053,125
  *O.I. Corp...........................................       13,800           63,825
  *#ODS Networks, Inc..................................        9,000          145,688
  *OEC Medical Systems, Inc............................       62,100        1,040,175
  *OHM Corp............................................       19,500          156,000
  *OTR Express, Inc....................................       16,600           66,400
  *Oacis Healthcare Holdings Corp......................       33,000          187,688
  *Oak Hill Sportswear Corp............................       21,600           31,725
  *#Odwalla, Inc.......................................       18,900          249,244
  Oglebay Norton Co....................................       25,000        1,100,000
  Ohio Art Co..........................................        1,000           16,375
  Oil-Dri Corp. of America.............................       60,900          936,338
  *Old America Stores, Inc.............................       14,700           61,556
  *Old Dominion Freight Lines, Inc.....................       71,600          912,900
  *Olympic Steel, Inc..................................       94,000        1,551,000
  *#Omega Environmental, Inc...........................       88,600           41,531
  *#Omni Multimedia Group, Inc.........................        6,700            7,538
  *On Assignment, Inc..................................       19,600          744,800
  *On Technology Corp..................................       25,000           89,063
  *Oncogene Science, Inc...............................      132,400          844,050
  *Oncor, Inc..........................................      185,800          743,200
  *One Price Clothing Stores, Inc......................       65,600          278,800
  Oneida, Ltd..........................................       25,700          613,588
  *Oneita Industries, Inc..............................       59,020           47,954
  *Onyx Acceptance Corp................................        8,500           66,938
  *Opinion Research Corp...............................       15,500           58,609
  *Opta Food Ingredients, Inc..........................       93,600          731,250
  *Opti, Inc...........................................       43,200          225,450
  Optical Coating Laboratory, Inc......................       67,092          704,466
  *Option Care, Inc....................................       43,400          268,538
  Orange Co., Inc......................................       91,747          711,039
  *Orbit International Corp............................       27,600           52,613
  *Orcad, Inc..........................................        6,000           55,125
  *Oriole Homes Corp. Class A Convertible..............       66,500          490,438
  *Oriole Homes Corp. Class B..........................       23,000          161,000
  *Oroamerica, Inc.....................................       45,200          220,350
  *Ortel Corp..........................................       38,100          523,875
  *Orthologic Corp.....................................      128,200          761,188
  Oshkosh Truck Corp. Class B..........................       43,200          588,600
  *Oshman's Sporting Goods, Inc........................       50,200          233,744
  *Osteotech, Inc......................................       54,100          486,900
  *#Ostex International, Inc...........................      104,500          212,266
  *Outlook Group Corp..................................       37,900          170,550
  Owosso Corp..........................................       29,500          226,781
  Oxford Industries, Inc...............................       79,400        1,915,525
  *#Oxis International, Inc............................       89,800           77,172
  *P&F Industries, Inc. Class A........................          600            3,281
  *PAM Transportation Services, Inc....................       11,750           87,391
  *PC Quote, Inc.......................................       54,100           71,006
  PCA International, Inc...............................       28,000          514,500
  *#PHP Healthcare Corp................................       22,000          332,750
  *PICO Holdings, Inc..................................       27,259          112,443
  *PLM International, Inc..............................       41,900          235,688
  *PMR Corp............................................       18,900          340,200
  *PPT Vision, Inc.....................................       46,200          363,825
  *PSC, Inc............................................       42,400          280,900
  *PST Vans, Inc.......................................       16,000           46,000
  Pacific Scientific Co................................       36,200          484,175
  *Pacific Sunwear of California, Inc..................       67,500        2,455,313
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Pages, Inc..........................................       31,000   $       55,219
  *Palatin Technologies, Inc...........................        3,500            5,086
  Palfed, Inc..........................................       19,850          325,044
  *Palmer (Arnold) Golf Co.............................       33,700          151,650
  *Pamida Holdings Corp................................       52,000          149,500
  Pamrapo Bancorp, Inc.................................       12,200          242,475
  *Panaco, Inc.........................................        9,800           38,894
  Pancho's Mexican Buffet, Inc.........................       47,600           83,300
  *Par Technology Corp.................................       81,800          797,550
  *Paracelsus Healthcare Corp..........................       10,400           42,900
  *Parallel Petroleum Corp.............................       74,200          338,538
  *Parcplace-Digitalk, Inc.............................       40,300           50,375
  *Paris Corp..........................................          200              375
  *Park-Ohio Industries, Inc...........................      141,225        1,827,098
  *Parkervision, Inc...................................       38,100          623,888
  Parkvale Financial Corp..............................       44,285        1,228,909
  *Parlex Corp.........................................       29,850          343,275
  *Parlux Fragrances, Inc..............................      108,200          297,550
  *Patina Oil & Gas Corp...............................       53,989          472,404
  Patrick Industries, Inc..............................       45,250          636,328
  *Patterson Energy, Inc...............................       24,800          889,700
  *Paul Harris Stores, Inc.............................       66,175        1,158,063
  *Paul-Son Gaming Corp................................       32,500          440,781
  *Payless Cashways, Inc...............................      212,000          344,500
  *Peak Technologies Group, Inc........................       35,200          631,400
  *Pediatric Services of America, Inc..................       51,200        1,014,400
  Peerless Manufacturing Co............................        9,250           94,234
  *Penederm, Inc.......................................       60,000          667,500
  Penn Engineering & Manufacturing Corp. Class A.......       33,600          766,500
  Penn Engineering & Manufacturing Corp. Non-voting....      100,800        1,990,800
  *Penn National Gaming, Inc...........................       62,000        1,104,375
  *#Penn Traffic Co....................................       87,800          647,525
  *Penn Treaty American Corp...........................       44,400        1,209,900
  Penn Virginia Corp...................................       37,100        1,794,713
  Penn-America Group, Inc..............................       16,500          243,375
  Pennfed Financial Services, Inc......................       13,000          315,250
  Pennfirst Bancorp, Inc...............................          200            2,750
  Penobscot Shoe Co....................................       32,000          182,000
  *Pentech International, Inc..........................        9,200           18,400
  Penwest, Ltd.........................................       26,200          507,625
  Peoples Bancorp......................................          200            4,450
  Peoples Bancshares, Inc. Massachusetts...............       13,545          176,085
  *Peoples Choice TV Corp..............................      110,596          155,526
  Peoples Savings Financial Corp.......................        8,800          294,800
  *Peoples Telephone Co., Inc..........................       57,800          198,688
  *Perceptron, Inc.....................................       16,750          470,047
  *Performance Food Group Co...........................      107,150        2,209,969
  *Perfumania, Inc.....................................       43,700          163,875
  *Perini Corp.........................................       40,000          287,500
  *Perseptive Biosystems, Inc..........................       87,300          548,353
  *Personnel Management, Inc...........................        3,500           34,563
  *Petrocorp, Inc......................................       32,600          281,175
  *Petroleum Development Corp..........................       39,700          196,639
  Petroleum Heat & Power Co., Inc. Class A.............       59,700          216,413
  *Pharmaceutical Marketing Services, Inc..............       79,100          786,056
  *Pharmaceutical Resources, Inc.......................       84,055          220,644
  *Pharmchem Laboratories, Inc.........................       47,800          195,681

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Pharmos Corp........................................       88,000   $      132,000
  *Phildelphia Consolidated Holding Corp...............       27,000          921,375
  *Phoenix Gold International, Inc.....................       13,000           70,688
  *Phoenix Network, Inc................................       73,700          147,400
  *Phoenix Technologies, Ltd...........................       12,000          165,000
  *Photo Control Corp..................................        1,000            3,375
  *Physicians Health Services, Inc. Class A............       21,000          556,500
  Piccadilly Cafeterias, Inc...........................       60,100          623,538
  *Pico Products, Inc..................................       34,400           47,300
  *Piercing Pagoda, Inc................................        8,200          218,325
  *Pilgrim America Capital Corp........................       42,000          569,625
  Pillowtex Corp.......................................       66,700        1,425,713
  *Pinkertons, Inc.....................................       12,900          378,938
  Pinnacle Bancshares, Inc.............................          200            4,388
  Pinnacle Financial Services, Inc.....................       15,300          407,363
  *#Pinnacle Micro, Inc................................       32,700           42,919
  *Pinnacle Systems, Inc...............................       65,900        1,198,556
  Pioneer Financial Services, Inc......................       22,100          621,563
  Pitt-Des Moines, Inc.................................       36,450        1,093,500
  *Pittencrieff Communications, Inc....................       68,000          278,375
  Pittston Co. Minerals Group..........................       72,200          992,750
  *Plains Resources, Inc...............................       95,700        1,363,725
  *Planar Systems, Inc.................................       64,100          757,181
  Plasti-Line, Inc.....................................       10,000          103,125
  *Platinum Software Corp..............................       99,400          897,706
  *Playboy Enterprises, Inc. Class B...................      136,400        1,602,700
  *Players International, Inc..........................       46,000          176,813
  Plenum Publishing Corp...............................       10,700          391,888
  *Plexus Corp.........................................       24,900          946,200
  Ply-Gem Industries, Inc. DE..........................      106,000        1,775,500
  *Plymouth Rubber, Inc. Class A.......................          100              600
  *Plymouth Rubber, Inc. Class B non-voting............            5               24
  *Polk Audio, Inc.....................................        5,000           45,000
  *Pollo Tropical, Inc.................................       69,300          446,119
  *Polymedica Industries, Inc..........................       28,650          171,900
  *Polyphase Corp......................................       46,000           92,000
  *Pomeroy Computer Resource, Inc......................       22,695          527,659
  *Ponder Industries, Inc..............................       20,750           17,184
  *Pool Energy Services Co.............................       31,700          525,031
  Pope & Talbot, Inc...................................        4,200           69,300
  *Porta Systems Corp..................................       12,640           23,700
  Portec, Inc..........................................       37,237          407,280
  Portsmouth Bank Shares, Inc..........................       27,296          416,264
  *Positive Response Television, Inc. Escrow...........        9,750                0
  *Positron Corp.......................................       12,600           16,538
  *Possis Medical, Inc.................................       97,800        1,485,338
  Poughkeepsie Savings Bank FSB NY.....................       47,700          316,013
  *Powell Industries, Inc..............................       44,000          665,500
  *Precision Standard, Inc.............................        1,000            1,156
  *Premenos Technology Corp............................       73,600          506,000
  *#Premier Laser Systems, Inc. Class A................        7,200           84,600
  *Premiere Radio Networks, Inc........................       13,600          246,500
  *Premiere Radio Networks, Inc. Class A...............        3,650           66,156
  Premiumwear, Inc.....................................        6,045           37,026
  *President Casinos, Inc..............................      100,000           54,688
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Presley Companies Class A...........................        8,900   $       13,350
  *Price Communications Corp...........................       71,257          552,242
  *Pricellular Corp. Class A...........................        8,700           79,388
  Prima Energy Corp....................................       19,600          320,950
  Prime Bancorp, Inc...................................       15,042          340,325
  *Prime Medical Services, Inc.........................       93,200        1,048,500
  Primesource Corp.....................................       24,843          181,664
  *Printronix, Inc.....................................       67,050          921,938
  *#Procept, Inc.......................................       70,800           42,038
  *Procyte Corp........................................       45,700           67,836
  *#Professional Bancorp, Inc..........................       10,720          131,320
  *Profit Recovery Group International, Inc............       87,000        1,044,000
  Progress Financial Corp..............................        9,600           85,800
  *Progress Software Corp..............................       56,000          969,500
  Progressive Bank, Inc................................       43,650        1,140,356
  *Project Software & Development, Inc.................       46,000          885,500
  *Pronet, Inc.........................................       44,800          142,800
  *Proteon, Inc........................................       58,150          147,192
  *Protocol Systems, Inc...............................       70,100          530,131
  Provena Foods, Inc...................................          200              481
  Providence & Worcester Railroad Co...................        2,500           30,625
  Providence Energy Corp...............................       61,950        1,084,125
  *Provident American Corp.............................       83,600          423,225
  Provident Bankshares Corp............................       34,969        1,326,636
  *Proxim, Inc.........................................       27,300          694,444
  *Proxima Corp........................................       62,100          294,975
  Psychemedics Corp....................................      105,577          798,426
  *Pubco Corp..........................................           50              422
  Pulaski Furniture Corp...............................       15,400          261,800
  *Pure World, Inc.....................................       66,300          219,619
  Puretec Corp.........................................      140,000          216,563
  *Q Logic Corp........................................       53,800        1,271,025
  *Q-Med, Inc..........................................       48,300          356,213
  *QMS, Inc............................................       72,300          234,975
  *Quad Systems Corp...................................       35,700          334,688
  Quaker Chemical Corp.................................       27,800          455,225
  *Quaker City Bancorp, Inc............................       14,500          280,938
  *Quaker Fabric Corp..................................       72,300        1,165,838
  *Quality Dining, Inc.................................       63,000          364,219
  *Quality Semiconductor, Inc..........................       25,200          245,700
  *Quality Systems, Inc................................       44,500          342,094
  *#Quarterdeck Office Systems, Inc....................      298,000          805,531
  #Quest Medical, Inc..................................       98,928          729,594
  *Quickresponse Services, Inc.........................       10,000          378,750
  *Quickturn Design Systems, Inc.......................      114,650        1,175,163
  *Quidel Corp.........................................      105,100          387,556
  *Quiksilver, Inc.....................................       63,400        1,715,763
  *Quipp, Inc..........................................        3,400           47,175
  Quixote Corp.........................................       67,600          528,125
  *R & B, Inc..........................................       68,600          514,500
  *RDM Sports Group, Inc...............................      301,000          376,250
  *RF Monolithics, Inc.................................       26,000          383,500
  *RPC, Inc............................................       77,100        1,050,488
  *RTI, Inc............................................        5,890           17,670
  *Racotek, Inc........................................       85,500          208,406
  *Rag Shops, Inc......................................       32,000          104,000
  *Ragan (Brad), Inc...................................       40,900          966,263
  *Railtex, Inc........................................       40,500          744,188
  *Rainbow Technologies, Inc...........................       48,800          783,850

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Rally's Hamburgers, Inc.............................      171,800   $      483,188
  Ramapo Financial Corp................................       30,800          181,913
  *Ramsay Health Care, Inc.............................       36,166          116,409
  *Ramtron International Corp..........................       66,650          335,333
  *Rare Hospitality International, Inc.................       66,562        1,040,031
  Raritan Bancorp, Inc. DE.............................          750           22,594
  Raven Industries, Inc................................       99,150        2,317,631
  *Rawlings Sporting Goods, Inc........................       64,700          558,038
  Raymond Corp.........................................       97,003        3,152,598
  *Raytech Corp. DE....................................       27,795          145,924
  *Reading Entertainment, Inc..........................       16,300          188,469
  *Recoton Corp........................................       87,916        1,098,950
  *Recovery Engineering, Inc...........................       16,400          236,775
  *#Redhook Ale Brewery, Inc...........................       45,000          331,875
  *#Redwood Empire Bancorp.............................        9,900          129,938
  *Reeds Jewelers, Inc.................................       11,495           80,465
  Refac Technology Development Corp....................       45,597          310,630
  *Regency Health Services, Inc........................       49,400          605,150
  *Regeneron Pharmaceuticals, Inc......................       21,000          217,875
  *Rehabcare Group, Inc................................       18,600          646,350
  *Rehabilicare, Inc...................................       17,700           61,950
  *Reliability, Inc....................................       85,000        1,285,625
  Reliv International, Inc.............................       36,560          244,495
  *#Reno Air, Inc......................................       79,700          627,638
  *#Rent-Way, Inc......................................       43,500          535,594
  *Rentrak Corp........................................       52,300          177,330
  *Repligen Corp.......................................       54,000           66,656
  *Reptron Electronics, Inc............................       22,700          466,769
  *Republic Automotive Parts, Inc......................       39,200          629,650
  Republic Bancorp, Inc................................       46,502          604,526
  *Republic Engineered Steels, Inc.....................      173,000          248,688
  Republic Group, Inc..................................      111,804        1,844,766
  Republic Security Financial Corp.....................       29,732          234,140
  *Res-Care, Inc.......................................       67,800        1,326,338
  Research, Inc........................................       20,200          151,500
  *Resound Corp........................................      123,900          604,013
  Resource America, Inc................................        5,960          129,630
  *#Response Oncology, Inc.............................       39,900          279,300
  *Retirement Care Association, Inc....................       43,035          435,729
  *Retix, Inc..........................................       85,700          463,316
  *Rex Stores Corp.....................................       72,600          744,150
  Rexene Corp..........................................        8,800          130,900
  *Rexhall Industries, Inc.............................       11,025           64,083
  *Rexworks, Inc.......................................        6,000           21,750
  *Rheometric Scientific, Inc..........................          110              182
  *Ribi Immunochem Research, Inc.......................      158,200          682,238
  Richardson Electronics, Ltd..........................       41,700          330,994
  *Richton International Corp..........................        1,500            6,000
  *Riddell Sports, Inc.................................       30,682          143,822
  *#Ride, Inc..........................................       22,900           80,150
  *Right Management Consultants, Inc...................       24,950          260,416
  *Right Start, Inc....................................       48,200          150,625
  *Rightchoice Managed Care, Inc. Class A..............       25,100          294,925
  *Rimage Corp.........................................       29,000           85,188
  *Ringer Corp.........................................       76,600          111,309
  Rival Co.............................................       23,000          323,438
  *River Oaks Furniture, Inc...........................       41,500           81,703
  Riverside Group, Inc.................................        1,300            2,844
  *Riviera Holdings Corporation........................        6,200           83,313
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Roanoke Electric Steel Corp..........................       33,000   $      540,375
  Robbins & Myers, Inc.................................       35,600        1,219,300
  *Roberds, Inc........................................       16,600           89,225
  *Robertson-Ceco Corp.................................       38,957          318,960
  Robinson Nugent, Inc.................................       42,100          242,075
  *Robotic Vision Systems, Inc.........................       11,235          129,905
  *Rochester Medical Corp..............................        4,100           53,813
  *Rock Bottom Restaurants, Inc........................       45,700          491,275
  *Rocky Mountain Chocolate Factory....................       25,000          106,250
  *Rocky Shoes & Boots, Inc............................       20,000          267,500
  *Rodman & Renshaw Capital Group, Inc.................       19,000            9,500
  *Rogers Corp.........................................      128,100        4,227,300
  *Ross Systems, Inc...................................      116,437          425,723
  Rotonics Manufacturing, Inc..........................       11,300           16,244
  *Rottlund, Inc.......................................       18,150           83,944
  Rowe Furniture Corp..................................      115,062          906,113
  *Royal Appliance Manufacturing Co....................      180,000        1,282,500
  Royal Bancshares of Pennsylvania Class A.............          232            3,089
  *Royal Gold, Inc.....................................      114,700        1,068,144
  *Royal Grip, Inc.....................................        8,500           31,344
  *Royal International Optical, Inc....................           14                0
  Ryan Beck & Co.......................................          210              945
  Ryland Group, Inc....................................       90,900        1,181,700
  *S&K Famous Brands, Inc..............................       31,700          330,869
  *SABA Petroleum Co...................................       18,200          282,100
  *SBE, Inc............................................        8,500           60,563
  *SBM Industries, Inc.................................          500            1,563
  *SBS Technologies, Inc...............................       30,200          554,925
  SC Bancorp...........................................        6,900           87,544
  *SDL, Inc............................................       38,000          764,750
  *SFX Broadcasting, Inc. Class A......................       20,900          674,025
  SI Handling, Inc.....................................       27,750          518,578
  SJW Corp.............................................       16,600          892,250
  SL Industries, Inc...................................      176,685        1,501,823
  *SMC Corp............................................       16,300          136,513
  *SMT Health Services, Inc............................       14,088          151,446
  *SPSS, Inc...........................................       40,700        1,292,225
  *SSE Telecom, Inc....................................       30,500          209,688
  *STB Systems, Inc....................................       16,900          542,913
  *STM Wireless, Inc. Class A..........................       36,500          278,313
  *STV Group, Inc......................................       17,500          143,281
  *Safeguard Health Enterprises, Inc...................       84,600          994,050
  *Safety 1st, Inc.....................................       34,500          226,406
  *Safety Components International, Inc................       41,100          411,000
  *Saga Communications, Inc. Class A...................       67,577        1,241,727
  *Salant Corp. DE.....................................       80,500          281,750
  Salient 3 Communications, Inc. Class A...............       45,000          565,313
  *Salton/Maxim Housewares, Inc........................       36,800          282,900
  *San Filippo (John B.) & Son, Inc....................       67,400          412,825
  *San Francisco Co. Class A...........................        1,090              382
  Sanderson Farms, Inc.................................       25,900          386,881
  *Sands Regent Casino Hotel...........................       42,210           92,334
  Sandwich Co-Operative Bank MA........................       15,400          471,625
  *Santa Fe Gaming Corp................................       22,450           18,241
  Santa Monica Bank CA.................................       29,900          545,675
  *Satcon Technology Corp..............................       28,000          271,250
  *Scan-Optics, Inc....................................       56,200          288,025
  *ScanSource, Inc.....................................        7,200          103,950

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Schawk, Inc. Class A.................................       26,200   $      225,975
  *Scherer Healthcare, Inc.............................          200              388
  *Schieb (Earl), Inc..................................       74,400          502,200
  *Schuler Homes, Inc..................................       83,700          476,044
  Schult Homes Corp....................................       42,960          746,430
  Schultz Sav-O Stores, Inc............................       40,000          690,000
  *Sciclone Pharmaceuticals, Inc.......................      125,800          862,909
  Scientific Technologies, Inc.........................       17,900          145,438
  *Scios-Nova, Inc.....................................      257,700        1,626,731
  Scope Industries, Inc................................       34,800        1,809,600
  *#Score Board, Inc...................................      100,230          106,494
  Scotsman Industries, Inc.............................        9,800          260,925
  *Scott's Liquid Gold, Inc............................       84,000          210,000
  Seacoast Banking Corp. Class A.......................       21,600          572,400
  Sealright Co., Inc...................................       30,700          362,644
  *Seattle Filmworks, Inc..............................      100,575        1,181,756
  Seaway Food Town, Inc................................       16,000          364,000
  *Secom General Corp..................................       25,000           68,750
  Second Bancorp, Inc..................................          600           12,900
  *Security Capital Corp...............................            5               15
  *Security First Corp.................................        5,000          108,125
  *Seda Specialty Packaging Corp.......................       19,600          384,650
  *Seeq Technology, Inc. DE............................      179,600          440,581
  *Segue Software, Inc.................................       36,000          362,250
  Selas Corp. of America...............................       29,800          484,250
  *Semiconductor Packaging Materials Co., Inc..........       49,100          469,519
  *Semitool, Inc.......................................       65,200          810,925
  *Semtech Corp........................................       56,000        1,764,000
  *Seneca Foods Corp. Class A..........................          200            3,563
  *Seneca Foods Corp. Class B..........................        6,300          111,825
  *Sentry Technology Corp..............................       60,555          181,665
  *Sequana Therapeutics, Inc...........................       71,200          854,400
  *Sequus Pharmaceuticals, Inc.........................      104,500          734,766
  *Seragen, Inc........................................       51,600           75,788
  *Serv-Tech, Inc......................................       56,300          309,650
  *Servico, Inc........................................       81,300        1,209,338
  *Servotronics, Inc...................................       24,804          131,771
  Sevenson Environmental Services, Inc.................        8,300          151,475
  *Shaman Pharmaceuticals..............................      123,100          707,825
  *Shared Technologies Fairchild, Inc..................       69,000          357,938
  *Sharper Image Corp..................................       67,300          243,963
  *Shaw Group, Inc.....................................       15,450          268,444
  *Sheffield Medical Technologies, Inc.................       43,300          119,075
  Shelby Williams Industries, Inc......................       74,600          969,800
  *Sheldahl, Inc.......................................       84,650        1,809,394
  Shelter Components, Inc..............................       52,608          637,872
  *Sheridan Healthcare, Inc............................        6,700           57,788
  *Sherwood Group, Inc.................................       36,200          447,975
  *Shiloh Industries, Inc..............................      111,500        1,867,625
  *Shoe Carnival, Inc..................................       85,000          653,438
  *Sholodge, Inc.......................................       52,300          712,588
  Shoreline Financial Corp.............................        8,358          227,756
  *Show Biz Pizza Time, Inc............................       75,550        1,709,319
  *Showscan Entertainment, Inc.........................       44,350          105,331
  *Shuffle Master, Inc.................................       41,700          357,056
  Sierrawest Bancorp...................................        2,200           45,788
  Sifco Industries, Inc................................       46,275          670,988
  *Sight Resource Corp.................................       32,800          129,150
  *Sigma Circuits, Inc.................................       15,200           62,700
  *Sigma Designs, Inc..................................       53,400          297,038
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Sigmatron International, Inc........................       10,100   $      157,181
  *#Signal Apparel Co., Inc. Class A...................       73,600           92,000
  *Signal Technology Corp..............................       62,000          457,250
  *Signature Brands USA, Inc...........................       54,700          199,997
  *Silicon Storage Technology, Inc.....................       92,000          333,500
  *Silicon Valley Bancshares...........................       16,100          629,913
  *Siliconix, Inc......................................        9,200          223,675
  *#Silverado Foods, Inc...............................       12,800           15,200
  Simmons First National Corp. Class A.................        8,450          232,375
  Simpson Industries, Inc..............................      124,400        1,267,325
  *#Simula, Inc........................................       77,250        1,380,844
  *Sinter Metals, Inc. Class A.........................       24,300          896,063
  *Sirena Apparel Group, Inc...........................       17,100           60,919
  *Sizzler International, Inc..........................      218,400          518,700
  Skaneateles Bancorp, Inc.............................       22,800          430,350
  *Skolniks, Inc.......................................           23                6
  Skywest, Inc.........................................       87,300        1,304,044
  *Sloan Supermarket, Inc..............................       33,339           77,096
  *Smith Environmental Technologies Corp...............       45,700           21,708
  *Sodak Gaming, Inc...................................       30,700          447,069
  *Softech, Inc........................................       35,300          112,519
  *Softnet Systems, Inc................................       34,836          222,080
  *#Software Spectrum, Inc.............................       36,100          500,888
  *Somatix Therapies Corp..............................      196,590          423,897
  *Somatogen, Inc......................................       18,000           97,313
  Somerset Group, Inc..................................          312            4,563
  *Somerset Savings Bank...............................          440            1,107
  Sonesta International Hotels Corp. Class A...........          200            1,850
  *Sonic Corp..........................................       19,000          330,125
  *Sonic Solutions.....................................       28,650          171,900
  *Sound Advice, Inc...................................       60,425           94,414
  Southern California Water Co.........................       40,000          930,000
  *Southern Electronics Corp...........................       27,200          278,800
  *Southern Energy Homes, Inc..........................      107,625        1,183,875
  *Southwall Technologies, Inc.........................       74,600          512,875
  Southwest Bancorp, Inc...............................        7,900          172,813
  Southwest Bancshares, Inc. DE........................        5,550          108,919
  Southwest National Corp..............................        6,000          258,750
  Southwest Securities Group, Inc......................       30,000          483,750
  Southwest Water Co...................................       15,110          194,541
  Sovereign Bancorp, Inc...............................            1               13
  *Spacehab, Inc.......................................       19,000          129,438
  *Spacelabs Medical, Inc..............................       31,900          713,763
  *Spaghetti Warehouse, Inc............................       51,900          262,744
  Span-American Medical System, Inc....................       40,500          207,563
  Spartan Motors, Inc..................................      119,300          894,750
  *Sparton Corp........................................       69,200          605,500
  *Spec's Music, Inc...................................       44,866           33,650
  *Special Devices, Inc................................       29,200          531,075
  *Specialty Chemical Resources, Inc...................       37,800           75,600
  *Spectran Corp.......................................       51,000          943,500
  *Spectranetics Corp..................................       97,202          233,892
  *Spectrian Corp......................................       42,600          942,525
  *Spectrum Control, Inc...............................       68,800          266,600
  *Spectrum Holobyte, Inc..............................       62,100          388,125
  *Speizman Industries, Inc............................       28,900          155,338
  *Spice Entertainment Companies, Inc..................       71,600          187,950
  *Spire Corp..........................................       56,200          281,000

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Sport Chalet, Inc...................................       55,000   $      154,688
  *Sport Supply Group, Inc.............................       26,100          169,650
  *Sport-Haley, Inc....................................       14,200          268,025
  *#Sportmart, Inc.....................................       19,600           52,675
  *Sportmart, Inc. Class A.............................       31,000           67,328
  *Sports Club Co., Inc................................       26,200          131,000
  *#Spyglass, Inc......................................       20,500          192,188
  Square Industries, Inc. (Escrow).....................          100                0
  St. Francis Capital Corp.............................       24,400          732,000
  St. Joseph Light & Power Co..........................       52,500          840,000
  St. Mary Land & Exploration Co.......................       29,200          927,100
  *Staar Surgical Co...................................       79,175        1,044,120
  *#Stac, Inc..........................................       12,000           51,000
  *Stacey's Buffet, Inc................................       13,900            9,122
  *Staff Builders, Inc. Class A........................       40,000           80,000
  *Staff Builders, Inc. Class B........................      118,100          236,200
  *Stage II Apparel Corp...............................       14,600           26,463
  *Standard Commercial Corp............................       45,976          775,849
  *Standard Management Corp............................       16,665           95,824
  *Standard Microsystems Corp..........................       52,900          469,488
  Standard Motor Products, Inc. Class A................       32,500          446,875
  Standard Pacific Corp. DE............................       30,900          316,725
  *Stanford Telecommunications, Inc....................      108,100        1,770,138
  *Stanley Furniture, Inc..............................       17,700          311,963
  *Staodyn, Inc........................................        3,200            4,800
  *Star Multi Care Services, Inc.......................        8,329           36,960
  *Starcraft Corp......................................       10,400           29,250
  Starret Corp.........................................      102,300        1,023,000
  Starrett (L.S.) Co. Class A..........................       13,500          401,625
  *Starter Corp........................................       46,200          207,900
  *State of the Art, Inc...............................       48,300          546,394
  *Steck-Vaughn Publishing Corp........................       33,900          455,531
  *Steel of West Virginia, Inc.........................       50,700          494,325
  Steel Technologies, Inc..............................       44,700          466,556
  Stepan Co............................................       51,700        1,014,613
  Stephan Co...........................................       24,100          222,925
  Sterling Bancorp.....................................      150,400        2,820,000
  Sterling Bancshares..................................       45,375          697,641
  *Sterling Electronics Corp...........................       55,455          665,460
  *Sterling Financial Corp. WA.........................       17,350          316,638
  *Sterling House Corp.................................       43,500          668,813
  *Stevens International, Inc. Class A.................       59,800           74,750
  Stewart Information Services Corp....................       25,550          501,419
  Stifel Financial Corp................................        5,794           45,628
  *Stimsonite Corp.....................................       49,800          291,019
  *Stokely USA, Inc....................................       92,200           99,403
  *Storage Computer Corp...............................       15,892          216,529
  *Strategic Diagnostics, Inc..........................       48,000           72,000
  *Strategic Distribution, Inc.........................      253,348          997,558
  Strawbridge & Clothier Class A.......................        5,200           86,775
  *Streamlogic Corp....................................      117,600           53,288
  *Strouds, Inc........................................       72,800          145,600
  *Struthers Industries, Inc...........................       11,900            5,578
  *Stuart Entertainment, Inc...........................       20,100           61,556
  *Styles On Video, Inc................................        1,500               44
  *#Submicron Systems Corp.............................      102,700          263,169
  *Substance Abuse Technologies, Inc...................       91,400          119,963
  *Successories, Inc...................................       20,600          123,600
  Suffolk Bancorp......................................       10,400          256,100
  *Sugen, Inc..........................................       74,800          930,325
  *Sulcus Computer Corp................................       55,600           97,300
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Sullivan Dental Products, Inc........................       82,500   $    1,283,906
  *Summa Four, Inc.....................................       43,300          335,575
  *Summa Industries, Inc...............................          200            1,019
  Summit Bancshares, Inc...............................       11,500          296,125
  *Summit Care Corp....................................       33,400          404,975
  *Summitt Medical Systems, Inc........................       76,800          206,400
  *Sun City Industries, Inc............................          150              244
  *Sun Coast Industries, Inc...........................       33,000          111,375
  Sun Television and Appliances, Inc...................      147,300          303,806
  *Sunair Electronics, Inc.............................       33,900           63,563
  *Sunbelt Nursery Group, Inc..........................        6,800            7,225
  *Sundance Homes, Inc.................................       50,000          112,500
  *Sunrise Resources, Inc..............................       25,600           92,800
  *Superconductor Technologies, Inc....................       28,750          100,625
  *#Superior Energy Services, Inc......................       36,500          180,219
  Superior Surgical Manufacturing Co., Inc.............       90,100        1,036,150
  *Supertex, Inc.......................................      177,300        2,648,419
  *Suprema Specialties, Inc............................       37,300          143,372
  *Supreme Industries, Inc.............................       61,455          437,867
  *Supreme International Corp..........................       19,100          307,988
  *Surety Capital Corp.................................       17,100           86,569
  *Surgical Laser Technologies, Inc....................       54,500           66,422
  *Swing-n-Slide Corp..................................       24,194           96,020
  *#Swisher International, Inc.........................        5,900           50,150
  *Swiss Army Brands, Inc..............................       65,500          781,906
  *Sybron Chemicals, Inc...............................       33,200          589,300
  *Sylvan, Inc.........................................       54,800          595,950
  *Symetrics Industries, Inc...........................        4,400           39,050
  *Symix Systems, Inc..................................       21,000          187,688
  *Symmetricom, Inc....................................      119,600        1,891,175
  *Syms Corp...........................................       75,900          740,025
  Synalloy Corp. DE....................................       89,158        1,426,528
  *Synaptic Pharmaceutical Corp........................        9,700          127,919
  *Synbiotics Corp.....................................       21,300           84,534
  *Syncor International Corp. DE.......................       60,900          563,325
  *Syntellect, Inc.....................................       82,700          271,359
  *#Syquest Technology, Inc............................       83,600          165,894
  *Systems & Computer Technology Corp..................       80,600        1,934,400
  *Systemsoft Corp.....................................        8,500          100,938
  *T Cell Sciences, Inc................................      142,300          217,897
  *T-Netix, Inc........................................       20,500          198,594
  *#TAL Wireless Networks, Inc.........................        8,534            3,467
  *TBC Corp............................................      135,000        1,029,375
  TCBY Enterprises, Inc................................       64,700          388,200
  *TCC Industries, Inc.................................       23,800           53,550
  *TCI International, Inc..............................       32,060          204,383
  *TCSI Corp...........................................       49,000          315,438
  *TESSCO Technologies, Inc............................       15,800          333,775
  *TFC Enterprises, Inc................................      101,000          164,125
  *TII Industries, Inc.................................       28,220          155,210
  *TII Industries, Inc. Class B........................       13,440           75,600
  *TMBR/Sharp Drilling, Inc............................       21,900          246,375
  *TRC Companies, Inc..................................       60,400          218,950
  *TRM Copy Centers Corp...............................       61,000          648,125
  *TRO Learning, Inc...................................       22,900          231,863
  *TSF Communications Corp.............................          500           13,219
  TSI, Inc. MN.........................................       93,200          838,800
  *#TSR, Inc...........................................       51,000        1,255,875
  Tab Products Co. DE..................................       41,750          394,016
  *Taco Cabana, Inc....................................      134,700          681,919

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *Talley Industries, Inc..............................       89,700   $      762,450
  *Tandy Brand Accessories, Inc........................       55,977          510,790
  *Tandy Crafts, Inc...................................      138,200          673,725
  *Tanknology Environmental, Inc.......................       19,800           33,413
  *Targeted Genetics Corp..............................      134,000          418,750
  Tasty Baking Co......................................       53,200          857,850
  *Team, Inc...........................................       44,400           83,250
  *Tech-Sym Corp.......................................       67,300        2,145,188
  Tech/Ops Sevcon, Inc.................................       61,400          706,100
  *Technical Communications Corp.......................        7,300           64,788
  Technitrol, Inc......................................       38,600          965,000
  Technology Research Corp.............................       18,400           71,300
  *Technology Service Group, Inc.......................       21,000          116,813
  Tejon Ranch Co.......................................        5,100           86,700
  *Tekelec.............................................       76,400        2,664,450
  *Telco Systems, Inc..................................       88,300          916,113
  *Telemundo Group, Inc. Class A.......................       20,800          517,400
  Telxon Corp..........................................       45,000          832,500
  *Temtex Industries, Inc..............................       34,100           91,644
  *Terex Corp..........................................       36,700          578,025
  *Tetra Technologies, Inc.............................       86,600        2,105,463
  *#Texas Biotechnology Corp...........................      105,000          564,375
  *Texas Meridian Resources Corp.......................       54,900          686,250
  *Texas Micro, Inc....................................       70,900          241,503
  Texas Regional Banchshares, Inc. Class A.............       12,600          400,050
  *Texfi Industries, Inc...............................       75,200          282,000
  *Thackeray Corp......................................       74,700          186,750
  *Theragenics Corp....................................       41,900          924,419
  *Therapeutic Discovery Corp. Class A.................        3,700           40,931
  *Theratech, Inc. UT..................................       74,900          833,263
  *Thermo Power Corp...................................      105,100          630,600
  Thermo Remediation, Inc..............................       71,600          501,200
  *Thermo Terratech, Inc...............................       75,800          829,063
  *Thermo Voltek Corp..................................      120,450        1,038,881
  *Thermwood Corp......................................        4,600            7,475
  *Thomas Group, Inc...................................       38,300          435,663
  Thomas Industries, Inc...............................       50,000        1,406,250
  Thomaston Mills, Inc.................................       11,400          123,975
  *Thompson PBE, Inc...................................       31,100          143,838
  Thor Industries, Inc.................................       26,800          639,850
  *Thorn Apple Valley, Inc.............................       49,900          885,725
  Three D Department Stores, Inc. Class A..............       16,300           11,716
  Three D Department Stores, Inc. Class B..............       11,100            5,894
  *Three-Five Systems, Inc.............................       29,600          440,300
  Timberline Software Corp.............................       21,825          167,780
  *Tipperary Corp......................................       44,400          197,025
  *Titan Corp..........................................      138,200          570,075
  Titan Holdings, Inc..................................       77,264        1,487,332
  Toastmaster, Inc.....................................       39,600          138,600
  *#Today's Man, Inc...................................       63,600          194,775
  *Todd Shipyards Corp.................................       37,400          163,625
  Todd-AO Corp. Class A................................       12,100          104,363
  *Toddhunter International, Inc.......................       48,000          351,000
  *Tokheim Corp........................................       64,800          639,900
  Tolland Bank.........................................          200            3,288
  Tompkins County Trustco, Inc.........................          220            7,150
  *Top Source Technologies, Inc........................       68,500          124,156
  *Topps, Inc..........................................      104,700          395,897
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *#Tops Appliance City, Inc...........................       27,900   $       30,080
  *Toreador Royalty Corp...............................       41,700          125,100
  *Torotel, Inc........................................       24,235           19,691
  *Total-Telephone USA Communications, Inc.............        6,000          110,250
  *Touchstone Software Corp............................        7,800           17,306
  Tower Air, Inc.......................................      129,000          411,188
  *Tractor Supply Co...................................       68,500        1,395,688
  *Trak Auto Corp......................................       92,000        1,167,250
  Trans Financial, Inc.................................        4,900          121,275
  *Trans World Entertainment Corp......................       80,000        1,205,000
  *Transact Technologies, Inc..........................       39,496          478,889
  *Transaction Network Services, Inc...................      102,900        1,543,500
  *Transamerica Waste Industries, Inc..................       12,000           14,250
  *Transcend Services, Inc.............................       27,900          108,113
  *Transmation, Inc....................................        2,600           34,450
  Transmedia Network, Inc..............................       37,900          127,913
  *TransNet Corp.......................................       29,200           77,563
  *Transport Industries, Inc...........................        1,000            5,875
  Transport Leasing International, Inc.................        4,600           35,363
  Transport Lux Corp...................................       14,245          170,940
  Transtechnology Corp.................................       99,100        1,982,000
  *Transwitch Corp.....................................       91,000          574,438
  *Transworld Healthcare, Inc..........................       29,400          286,650
  Tranzonic Companies Class A..........................       85,150        1,500,769
  *#Travel Ports of America, Inc.......................       25,440           66,780
  Treadco, Inc.........................................       43,900          428,025
  *Trend-Lines, Inc. Class A...........................       50,650          362,464
  *Trescom International, Inc..........................       19,500          138,938
  *Tri-Lite, Inc.......................................          109                3
  *Triad Guaranty, Inc.................................       23,800          815,150
  Triangle Bancorp, Inc................................       32,600          625,513
  *Trico Bancshares....................................        4,600          108,675
  *Tricord Systems, Inc................................       81,000           56,953
  *Trident Microsystems, Inc...........................       26,400          377,850
  *Trident Rowan Group, Inc............................        7,000           43,750
  *Tridex Corp.........................................       39,300          135,094
  *#Trikon Technologies, Inc...........................       13,000          109,688
  *Trimark Holdings, Inc...............................        6,400           25,200
  *Trimedyne, Inc......................................       41,400          129,375
  *Trinitec Systems, Inc. Class A......................       27,800          152,900
  Trion, Inc...........................................       67,550          308,197
  *Triple S Plastics, Inc..............................        7,800           58,013
  *Triquint Semiconductor, Inc.........................       52,200        2,068,425
  *Trism, Inc..........................................       35,900          105,456
  *Tristar Corp........................................        3,300           31,350
  *Truevision, Inc.....................................      102,700          205,400
  *Tseng Laboratories, Inc.............................       58,800          220,500
  *Tuesday Morning Corp................................       36,000          972,000
  *Tultex Corp.........................................       82,750          527,531
  *Turner Corp.........................................       43,900          680,450
  Tuscarora, Inc.......................................       21,850          331,847
  Twin Disc, Inc.......................................       65,600        1,574,400
  *Tyler Corp..........................................      152,800          286,500
  U.S. Bancorp, Inc....................................       11,525          548,892
  *U.S. Diagnostic, Inc................................       48,000          363,000
  *UFP Technologies, Inc...............................        6,700           28,894
  *UNC, Inc............................................       63,900          926,550
  *URS Corp............................................       75,986          835,846
  *US Can Corp.........................................       89,300        1,451,125
  *US Servis, Inc......................................       23,500           56,547

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  *US Xpress Enterprises, Inc. Class A.................        9,000   $      154,688
  *USA Truck, Inc......................................        5,600           55,300
  *USCI, Inc...........................................       32,300          119,106
  *USData Corp.........................................       32,900          154,219
  *USMX, Inc...........................................       36,600           36,600
  USX-Delhi Group......................................       80,000        1,090,000
  *UTI Energy Corp.....................................       13,100          489,613
  *Ultimate Electronics, Inc...........................       41,200          123,600
  *Ultra Pacific, Inc..................................       15,200          112,100
  *Ultradata Corp......................................       18,000           55,125
  *Ultradata Systems, Inc..............................        5,800           35,888
  *Ultrak, Inc.........................................       57,500          736,719
  *#Ultralife Batteries, Inc...........................       29,700          363,825
  *Unapix Entertainment, Inc...........................       17,400           76,125
  Uni-Marts, Inc.......................................       64,600          331,075
  Unico American Corp..................................      117,600        1,249,500
  *UniComp, Inc........................................       19,500          170,625
  Unifirst Corp........................................        3,800           74,575
  *Uniflex, Inc........................................       16,150          112,041
  Uniforce Temporary Personnel, Inc....................       92,200        1,527,063
  *#Unigene Laboratories, Inc..........................      204,400          693,044
  *Unilab Corp.........................................          600              413
  *Unimark Group, Inc..................................       27,400          181,525
  *Unimed Pharmaceuticals, Inc.........................       33,300          183,150
  *Union Acceptance Corp. Class A......................        8,000           70,500
  *Union Corp. DE......................................       20,700          468,338
  *Unique Mobility, Inc................................       33,200          161,850
  *Uniroyal Technology Corp............................       50,400          152,775
  *Unit Corp...........................................      180,400        1,939,300
  *Unit Instruments, Inc...............................       30,180          279,165
  *United American Healthcare Corp.,...................       53,850          336,563
  *United Capital Corp.................................       50,754          945,293
  United Financial Corp. MN............................          700           13,563
  *United Foods, Inc. Class A..........................       27,900           57,544
  *United Foods, Inc. Class B..........................      102,300          223,781
  United Guardian, Inc.................................       41,020          128,188
  United Industrial Corp...............................      102,800          848,100
  United National Bancorp..............................        8,581          335,732
  *United Retail Group, Inc............................       42,200          123,963
  *United States Energy Corp...........................       54,470          500,443
  *United States Homecare Corp.........................       17,400           19,303
  United States Lime & Minerals, Inc...................       14,300          106,356
  *United States Long Distance Corp....................       29,800          463,763
  *Unitel Video, Inc...................................       23,200          139,200
  Unitil Corp..........................................       39,552          791,040
  Unitog Co............................................        3,850           89,513
  *Universal American Financial Corp...................          500            1,180
  *Universal Electronics, Inc..........................       23,700          131,831
  Universal Forest Products, Inc.......................      125,700        1,720,519
  *Universal Hospital Services, Inc....................       46,300          682,925
  *Universal International, Inc........................       11,200           11,900
  *Universal Seismic Association, Inc..................       17,800           35,600
  *Universal Stainless & Alloy Products, Inc...........       15,500          202,469
  *Universal Standard Medical Labs, Inc................       27,300           92,138
  *University Genetics Co. Class A.....................       76,100                0
  *Uno Restaurant Corp.................................      231,491        1,360,010
  Upper Peninsula Energy Corp..........................       20,400          392,700
  *Uranuim Resources, Inc..............................       91,600          520,975
  *Urban Outfitters, Inc...............................       46,000          741,750
                                                            SHARES             VALUE+
                                                         ------------  --------------

  *Urogen Corp. (Restricted)...........................       28,200   $            0
  *#Urohealth Systems, Inc. Class A....................       88,500          749,484
  *Uromed Corp.........................................       50,500          233,563
  *Utah Medical, Inc...................................       34,900          266,113
  *Utilx Corp..........................................      144,800          615,400
  *Utopia Marketing, Inc...............................        6,100            1,220
  *V Band Systems, Inc.................................        5,300           10,600
  *V Mark Software, Inc................................       31,564          250,539
  *VTEL Corp...........................................       83,406          508,255
  *Valence Technology, Inc.............................      170,100        1,552,163
  *Vallen Corp.........................................       61,400        1,105,200
  Valley Forge Corp....................................        2,350           38,334
  Valley Resources, Inc................................       36,687          433,365
  *Valuevision International, Inc. Class A.............      109,800          428,906
  *Vans, Inc...........................................       89,500        1,113,156
  *#Vari L Co., Inc....................................       13,800           95,738
  *Variflex, Inc.......................................       51,100          249,113
  #Varlen Corp.........................................       31,128          782,091
  Varsity Spirit Corp..................................        4,700           88,419
  *Vaughn Communications, Inc..........................       14,100          100,463
  *Vectra Banking Corp.................................        4,200           87,675
  *Vectra Technologies, Inc............................       34,500           19,406
  *Ventana Medical Systems, Inc........................       78,500        1,025,406
  *Venture Stores, Inc.................................      151,300          397,163
  *Venturian Corp......................................       14,000          143,500
  Veritas DGC, Inc.....................................       38,966          808,545
  Vermont Financial Services Corp......................       17,913          755,705
  *Vermont Teddy Bear, Inc.............................       15,500           18,406
  Versa Technologies, Inc..............................       60,550          877,975
  *Versar, Inc.........................................       46,100          161,350
  *Vertex Communications Corp..........................       43,300        1,004,019
  *Veterinary Centers of America, Inc..................       18,000          219,375
  *Vical, Inc..........................................       74,700          938,419
  *Vicon Industries, Inc...............................       46,250          153,203
  *Vicorp Restaurants, Inc.............................       64,300          759,544
  *Vidamed, Inc........................................       62,500          453,125
  *Video Display Corp..................................       41,750          159,172
  *Video Lottery Technologies, Inc.....................       49,000          263,375
  *Video Update, Inc...................................       30,500          131,531
  *Videonics, Inc......................................        5,400           36,788
  *Vie de France Corp..................................      211,800          297,844
  *View Technology, Inc................................       19,500           68,859
  *Viewlogic Systems, Inc..............................       10,200          153,638
  Virco Manufacturing Corp.............................       69,327        1,447,201
  Virginia Beach Federal Financial Corp................       87,950          967,450
  Virginia First Financial Corp........................       15,970          342,357
  *Vision Sciences, Inc................................       20,450           24,284
  *Vitalcom, Inc.......................................       59,000          276,563
  *Vitronics Corp......................................       64,800           64,800
  *Voice Control Systems, Inc..........................       12,000           57,750
  Vulcan International Corp............................       10,951          402,449
  *WCI Steel, Inc. (Escrow)............................      194,000                0
  *WHX Corp............................................        6,000           39,750
  WLR Foods, Inc.......................................       12,063          120,630
  *WPI Group, Inc......................................       22,750          183,422
  *WSFS Financial Corp.................................       12,200          156,313
  *WSMP, Inc...........................................        2,375           29,242
  *WTD Industries, Inc.................................       48,040          102,836
  Wackenhut Corp. Class A..............................       29,297          516,360

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES             VALUE+
                                                         ------------  --------------
  Wackenhut Corp. Class B Non-Voting...................       80,092   $    1,211,392
  *Wainoco Oil Corp....................................      209,300          811,038
  Wainwright Bank & Trust Co...........................          200            1,563
  Walbro Corp..........................................       32,600          649,963
  *Walker Interactive Systems, Inc.....................      109,000        1,573,688
  *Wall Data, Inc......................................       34,750          866,578
  *Wall Street Deli, Inc...............................       11,400           45,600
  Walshire Assurance Co................................       36,963          367,320
  *Wandel & Goltermann Technologies, Inc...............        7,800           97,013
  *Warrantech Corp.....................................       49,700          608,825
  Warren Bancorp, Inc..................................      101,400        1,698,450
  *Washington Homes, Inc...............................       59,600          223,500
  Washington Savings Bank FSB Waldorf, MD..............       28,912          144,560
  *Washington Scientific Industries, Inc...............       61,100          213,850
  Waters Instruments, Inc..............................          500            2,594
  Watkins-Johnson Co...................................       21,600          683,100
  *Wave Technologies International, Inc................       14,900           94,988
  Waverly, Inc.........................................       62,200        1,306,200
  *Waxman Industries, Inc..............................       24,100           99,413
  *Waxman Industries, Inc. Class B.....................        9,750           40,219
  *Webco Industries, Inc...............................        4,400           25,300
  Webster Financial Corp...............................       27,369        1,108,444
  *#Wegener Corp.......................................        5,500           18,563
  *Weirton Steel Corp..................................      109,600          328,800
  *Welcome Home, Inc...................................       15,000            1,470
  *Wellcare Management Group, Inc......................       15,700           72,613
  Wellco Enterprises, Inc..............................       12,300          173,738
  *Wells-Gardner Electronics Corp......................       35,000          133,438
  West Coast Bancorp...................................        7,800          192,075
  *West Coast Entertainment Corp.......................       59,500          282,625
  *#Westbridge Capital Corp............................       18,300          169,275
  Westco Bancorp, Inc..................................        1,600           37,800
  *Westerbeke Corp.....................................       20,000           57,500
  Westerfed Financial Corp.............................       16,100          325,019
  *Western Beef, Inc...................................       42,386          384,123
  *Western Micro Technology, Inc.......................       37,500          494,531
  *Western Water Co....................................       39,900          583,538
  *Weston (Roy F.), Inc. Class A.......................       28,100           84,300
  *Wet Seal, Inc. Class A..............................        4,900          143,325
  *Whitehall Corp......................................      136,200        2,638,875
  *Whitman Education Group, Inc........................      118,100          442,875
  *Whittaker Corp......................................       88,800          987,900
  *Wholesome & Hearty Foods, Inc.......................       55,200          448,500
  *Wichita River Oil Corp..............................        7,095              497
  *Wickes Lumber Co....................................       53,500          284,219
  *Williams Clayton Energy, Inc........................       31,600          430,550
  *Williams Controls, Inc..............................       61,900          154,750
  Wilshire Oil Co. of Texas............................      138,811          746,109
  Windmere Corp........................................       54,900          809,775
  Winnebago Industries, Inc............................       74,600          512,875
  *Winston Resources, Inc..............................        3,900           13,406
  Winthrop Resources Corp..............................       25,200          806,400
  Wireless Telecom Group, Inc..........................      149,200        1,641,200
  Wiser Oil Co.........................................       56,500          882,813
  Wolf (Howard B.), Inc................................        6,000           33,750
                                                            SHARES             VALUE+
                                                         ------------  --------------

  Wolohan Lumber Co....................................       47,700   $      587,306
  *Wonderware Corp.....................................       87,600        1,199,025
  Woodhead Industries, Inc.............................      176,550        3,045,488
  *World Acceptance Corp...............................      174,000        1,044,000
  World Fuel Services Corp.............................       55,147        1,109,833
  *Worldcorp, Inc......................................      136,000          391,000
  *Worldtex, Inc.......................................      141,800        1,010,325
  Worthington Foods, Inc...............................       30,566          639,976
  *Wyant Corp..........................................          500            2,375
  Wynns International, Inc.............................       21,518          532,571
  *Xicor, Inc..........................................       79,700          542,956
  *Xoma Corp...........................................      103,600          527,713
  *Xpedite Systems, Inc................................       33,400          630,425
  *Xytronyx, Inc.......................................       28,200           33,488
  Yardville National Bancorp...........................        6,600          150,975
  *#Yes Entertainment Corp.............................       28,600           89,375
  York Financial Corp..................................       27,445          528,316
  *York Research Corp..................................       53,500          417,969
  *Youth Services International, Inc...................       10,500          145,031
  *Zaring National Corp................................       15,800          154,050
  *Zemex Corp..........................................       37,405          266,511
  Ziegler Co., Inc.....................................          500            8,938
  *Zila, Inc...........................................        6,435           44,442
  *Zimmerman Sign Co...................................        2,183            7,913
  *Zing Technologies, Inc..............................       12,700          123,031
  Zions Bancorp........................................        3,056           93,590
  *Zoll Medical Corp...................................       50,500          441,875
  *#Zycad Corp.........................................      170,800          133,438
  *Zygo Corp...........................................       33,700          960,450
  *Zytec Corp..........................................       31,200          557,700
                                                                       --------------
TOTAL COMMON STOCKS (Cost $966,432,818)................                 1,196,759,460
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
  *Alfin, Inc. 14.5% Cumulative Redeemable.............           24                0
  *Alliance Gaming Corp. 15% Non-Voting Senior Class
    B..................................................          550           56,237
  *Fonar Corp. Class A.................................       34,390                0
  *Sentry Technology Corp. Class A.....................       60,555          174,096
                                                                       --------------
TOTAL PREFERRED STOCKS (Cost $98,788)..................                       230,333
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................        5,588           31,083
  *Banner Aerospace, Inc. Rights 06/18/97..............       39,577                0
  *Buell Industries, Inc. Contingent Payment Rights....       59,800                0
  *Fifty-off Stores, Inc. Non-Transferrable Rights.....       11,400                0
  *National Mercantile Bancorp Warrants 06/02/99.......           50                0
  *Sound Advice, Inc. Warrants 06/14/99................        4,675            2,338
  *Xytronyx, Inc. Warrants 08/11/01....................          492              246
                                                                       --------------
TOTAL RIGHTS/WARRANTS (Cost $0)........................                        33,667
                                                                       --------------

THE U.S. 9-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                         ------------  --------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99) (Cost $26,722,000)................  $    26,722   $   26,722,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $993,253,606)++................................                $1,223,745,460
                                                                       --------------
                                                                       --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $994,199,266.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                SHARES           VALUE+
                                                                                             -------------  ----------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company.......     23,558,147  $    279,221,461
                                                                                                            ----------------
    Total Investments (100%) (Cost $221,051,470)++.........................................                 $    279,221,461
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $222,637,023.

                        THE U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The U.S. Large Company Series of The DFA Investment Trust Company..............                 $    265,459,370
                                                                                                              ----------------
    Total Investments (100%) (Cost $180,165,476)++...........................................                 $    265,459,370
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $181,316,713.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                SHARES          VALUE+
                                                                                             -------------  --------------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company...      2,282,844  $   26,017,794
                                                                                                            --------------
    Total Investments (100%) (Cost $22,695,907)++..........................................                 $   26,017,794
                                                                                                            --------------
                                                                                                            --------------

--------------
++Approximates cost for federal income tax purposes.

                       THE U.S. SMALL CAP VALUE PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                SHARES            VALUE+
                                                                                             -------------  ------------------
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company..........     90,766,486  $    1,600,142,640
                                                                                                            ------------------
    Total Investments (100%) (Cost $1,227,416,575)++.......................................                 $    1,600,142,640
                                                                                                            ------------------
                                                                                                            ------------------

--------------
++The cost for federal income tax purposes is $1,229,090,685.

                       THE U.S. LARGE CAP VALUE PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                SHARES           VALUE+
                                                                                             -------------  ----------------
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company............................................................................     42,063,283  $    683,152,678
                                                                                                            ----------------
    Total Investments (100%) (Cost $526,824,572)++.........................................                 $    683,152,678
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $528,374,521.

--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.8%)
 AMLI Residential Properties Trust.....................       18,400   $    423,200
 Agree Realty Corp.....................................        3,300         66,825
 Ambassador Apartments.................................       11,100        271,950
 *American Industrial Properties.......................       11,200         30,800
 American Real Estate Investment Corp..................        2,000         18,250
 American Realty Trust, Inc............................       15,200        178,600
 Apartment Investment & Management Co. Class A.........       21,800        607,675
 Arbor Property Trust..................................       14,800        103,600
 Arden Realty Group, Inc...............................       26,900        696,037
 Associated Estates Realty Corp........................       18,800        423,000
 Avalon Properties, Inc................................       40,400      1,111,000
 BRE Properties, Inc. Class A..........................       40,860      1,006,177
 Bay Apartment Communities, Inc........................       23,600        831,900
 Beacon Properties Corp................................       68,500      2,123,500
 Bedford Property Investors, Inc.......................       13,050        244,687
 Berkshire Realty Co...................................       31,500        338,625
 Boddie-Noell Properties, Inc..........................        3,500         43,312
 Boykin Lodging Trust, Inc.............................       11,800        274,350
 Bradley Real Estate, Inc..............................       26,855        506,888
 *Brandywine Realty Trust..............................       11,400        230,850
 Burnham Pacific Properties, Inc.......................       21,200        280,900
 CBL & Associates Properties, Inc......................       29,700        705,375
 Cali Realty Corp......................................       44,400      1,315,350
 *California Real Estate Investment Trust..............       10,500         56,437
 Camden Property Trust.................................       30,780        904,162
 Carramerica Realty Corp...............................       53,400      1,515,225
 Centerpoint Properties Corp...........................       22,800        684,000
 Chateau Communities, Inc..............................       31,176        818,370
 Chelsea GCA Realty, Inc...............................       15,200        552,900
 Clevetrust Realty Investors...........................        5,800         21,750
 Colonial Properties Trust.............................       23,400        684,450
 Columbus Realty Trust.................................       16,200        356,400
 Commercial Net Lease Realty, Inc......................       29,100        436,500
 *Cornerstone Properties, Inc..........................       25,000        378,125
 Cousins Properties, Inc...............................       35,900        960,325
 Crescent Real Estate Equities, Inc....................       89,900      2,449,775
 Crown American Realty Trust...........................       33,500        268,000
 Developers Diversified Realty Corp....................       29,000      1,080,250
 Duke Realty Investments, Inc..........................       39,100      1,490,687
 *EQK Realty Investors.................................        8,900         12,237
 Eastgroup Properties..................................       13,077        251,732
 Equity Inns, Inc......................................       29,400        385,875
 Equity Residential Properties Corp....................       62,800      2,967,300
 Essex Property Trust..................................       17,400        515,475
 Evans Withycombe Residential, Inc.....................       24,600        504,300
 Excel Realty Trust, Inc...............................       20,700        535,612
 FAC Realty, Inc.......................................       14,200         81,650
 Federal Realty Investment Trust.......................       48,400      1,264,450
 #Felcor Suite Hotels, Inc.............................       32,900      1,225,525
 First Industrial Realty Trust, Inc....................       37,200      1,097,400
 First Union Real Estate Equity & Mortgage
   Investments.........................................       26,000        331,500
 First Washington Realty Trust, Inc....................        5,900        140,862

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Franklin Select Realty Trust Class A.................       14,300   $     83,119
 Gables Residential Trust..............................       24,000        600,000
 General Growth Properties.............................       43,900      1,415,775
 *Glenborough Realty Trust, Inc........................       14,500        315,375
 Glimcher Realty Trust.................................       24,800        496,000
 *HMG Courtland Properties, Inc........................        1,400          6,912
 HRE Properties, Inc...................................        6,000         99,750
 Haagen (Alexander) Properties, Inc....................       14,700        205,800
 Highwood Properties, Inc..............................       44,600      1,349,150
 Home Properties of New York, Inc......................        6,400        140,000
 *Homestead Village, Inc...............................       10,596        182,781
 Horizon Group, Inc....................................       26,700        347,100
 Hospitality Properties Trust..........................       41,000      1,301,750
 IRT Property Co.......................................       39,700        461,512
 Innkeepers USA Trust..................................       27,700        387,800
 Irvine Apartment Communities, Inc.....................       31,300        880,313
 JDN Realty Corp.......................................       18,000        519,750
 JP Realty, Inc........................................       21,600        558,900
 Jameson Inns, Inc.....................................        8,100         93,150
 Kimco Realty Corp.....................................       45,000      1,417,500
 Koger Equity, Inc.....................................       26,000        432,250
 Kranzco Realty Trust, Inc.............................       12,800        208,000
 Landsing Pacific Fund.................................        6,500            130
 Lexington Corp. Properties, Inc.......................       11,700        155,025
 Liberty Property Trust................................       46,300      1,111,200
 MGI Properties........................................       16,300        342,300
 Macerich Co...........................................       28,400        766,800
 #Malan Realty Investors, Inc..........................        3,800         66,500
 Manufactured Home Communities, Inc....................       31,000        682,000
 Mark Centers Trust....................................       12,800        126,400
 Merry Land & Investment Co., Inc......................       47,400        995,400
 Mid-America Apartment Communities, Inc................       14,700        391,388
 Mid-America Realty Investments,
   Inc.................................................        9,000         87,750
 Mid-Atlantic Realty Trust.............................        6,900         79,781
 *Milestone Properties, Inc............................        4,200          2,100
 Mills Corp............................................       23,600        598,850
 Monmouth Real Estate Investment Corp. Class A.........        3,600         21,150
 National Golf Properties, Inc.........................       13,900        451,750
 #National Income Realty Trust.........................        4,100         65,088
 New Plan Realty Trust.................................       68,600      1,509,200
 Oasis Residential, Inc................................       20,100        462,300
 One Liberty Properties, Inc...........................        1,400         18,900
 *Pacific Gateway Properties, Inc......................        4,800         25,200
 Pacific Gulf Properties, Inc..........................       14,600        310,250
 Parkway Properties, Inc...............................        6,650        167,081
 Patriot American Hospitality, Inc.....................       54,200      1,172,075
 Pennsylvania Real Estate Investment Trust.............        9,800        215,600
 Post Properties, Inc..................................       24,900        989,775
 *Prentiss Properties Trust............................       25,200        592,200
 Presidential Realty Corp. Class B.....................        3,300         22,584
 Price Real Estate Investment Trust, Inc. Class B......       12,000        457,500
 Prime Retail, Inc.....................................       14,800        187,775

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Property Capital Trust................................       11,400   $     78,375
 Public Storage Properties XI, Inc. Class A............        2,000         39,500
 Public Storage Properties XVI, Inc. Class A...........        3,200         64,800
 Public Storage Properties XVII, Inc. Class A..........        3,200         61,200
 Public Storage Properties XVIII, Inc. Class A.........        3,100         61,225
 Public Storage Properties XIX, Inc. Class A...........        3,700         60,125
 Public Storage Properties XX, Inc. Class A............          900         20,138
 Public Storage, Inc...................................      115,896      3,085,731
 RFS Hotel Investors, Inc..............................       27,700        515,913
 Realty Income Corp....................................       26,100        668,813
 Reckson Associates Realty Corp........................       37,800        850,500
 Regency Realty Corp...................................       13,600        358,700
 Saul Centers, Inc.....................................       14,800        242,350
 Security Capital Atlantic, Inc........................       46,300      1,012,813
 Security Capital Industrial Trust.....................      124,700      2,509,588
 Security Capital Pacific Trust........................       85,900      1,911,275
 Shurgard Storage Centers, Inc. Class A................       31,400        879,200
 Simon Debartolo Group, Inc............................      111,048      3,359,202
 Sizeler Property Investors, Inc.......................        9,700         98,213
 Smith (Charles E.) Residential Realty, Inc............       14,600        399,675
 Sovran Self Storage, Inc..............................       11,600        336,400
 Spieker Properties, Inc...............................       47,800      1,762,625
 Starwood Lodging Trust................................       49,850      1,856,913
 Storage Trust Realty..................................       14,600        365,000
 Storage USA, Inc......................................       31,000      1,181,875
 Summit Properties, Inc................................       26,000        523,250
 Sun Communities, Inc..................................       17,400        567,675
 Sunstone Hotel Investors, Inc.........................       17,500        223,125
 Tanger Factory Outlet Centers, Inc....................        7,300        197,100
 Taubman Centers, Inc..................................       56,800        738,400
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Town & Country Trust..................................       17,800   $    264,775
 *Transcontinental Realty Investors, Inc...............        4,300         60,738
 Trinet Corporate Realty Trust, Inc....................       22,800        746,700
 United Dominion Realty Trust, Inc.....................       96,682      1,426,060
 United Mobile Homes, Inc..............................        6,800         78,200
 Urban Shopping Centers, Inc...........................       19,100        553,900
 *Value Property Trust.................................        8,000        104,000
 Vornado Realty Trust..................................       29,500      2,020,750
 Walden Residential Properties, Inc....................       19,600        465,500
 Washington Real Estate Investment Trust...............       36,000        612,000
 Weeks Corp............................................       15,600        491,400
 Weingarten Realty Investors...........................       30,100      1,290,538
 Wellsford Residential Property Trust..................       20,725        670,972
 Western Investment Real Estate Trust..................       19,400        261,900
 Winston Hotels, Inc...................................       17,600        228,800
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $77,236,889)...................................                  90,686,796
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)
   (Cost $3,037,000)...................................  $     3,037      3,037,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $80,273,889)++.................................                $ 93,723,796
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $78,499,736.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                      THE JAPANESE SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.........................  $    243,896,047
                                                                                                              ----------------
    Total Investments (100%) (Cost $327,030,587)++..........................................................  $    243,896,047
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $329,935,128.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company......................  $    217,237,089
                                                                                                              ----------------
    Total Investments (100%) (Cost $186,616,491)++..........................................................  $    217,237,089
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++Approximates cost for federal income tax purposes.

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company...................  $    170,438,168
                                                                                                              ----------------
    Total Investments (100%) (Cost $139,642,490)++..........................................................  $    170,438,168
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++Approximates cost for federal income tax purposes.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Continental Small Company Series of The DFA Investment Trust Company......................  $    309,998,694
                                                                                                              ----------------
    Total Investments (100%) (Cost $261,361,721)++..........................................................  $    309,998,694
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++Approximates cost for federal income tax purposes.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (33%) (Cost
  $57,957,101)..............................................................................................  $     48,418,544
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (20%) (Cost
  $27,407,080)..............................................................................................        28,724,775
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (14%) (Cost
  $19,570,240)..............................................................................................        20,956,291
Investment in The Continental Small Company Series of The DFA Investment Trust Company (33%) (Cost
  $44,901,136)..............................................................................................        49,419,693
Temporary Cash Investments (0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%, 06/02/97 (collateralized by U.S. Treasury Notes
  5.50%, 11/15/98) (Cost $507,000)..........................................................................           507,000
                                                                                                              ----------------
    Total Investments (100%) (Cost $150,342,457)++..........................................................  $    148,026,303
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++Approximates cost for federal income tax purposes.

            THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                 SHARES            VALUE+
                                                                                            ----------------  ----------------
Investment in The DFA International Value Series of The DFA Investment Trust Company......        24,218,011  $    288,690,809
                                                                                                              ----------------
    Total Investments (100%) (Cost $244,975,593)++........................................                    $    288,690,809
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $245,346,654.

                         THE EMERGING MARKETS PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Emerging Markets Series of The DFA Investment Trust Company...............................  $    214,784,817
                                                                                                              ----------------
    Total Investments (100%) (Cost $195,519,411)++..........................................................  $    214,784,817
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++Approximates cost for federal income tax purposes.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (30.9%)
COMMON STOCKS -- (30.9%)
  Ajinomoto Co., Inc...................................        11,000  $    110,567
  #All Nippon Airways Co., Ltd.........................        24,000       157,732
  Asahi Bank, Ltd......................................        41,000       268,050
  Asahi Chemical Industry Co., Ltd.....................        21,000       116,907
  Asahi Glass Co., Ltd.................................        21,000       203,866
  #Bank of Tokyo-Mitsubishi, Ltd.......................        94,200     1,634,742
  Bank of Yokohama, Ltd................................        20,000        99,313
  #Bridgestone Corp....................................        13,000       293,729
  Canon, Inc...........................................        15,000       380,155
  Chiba Bank, Ltd......................................        11,000        57,174
  Chubu Electric Power Co., Ltd........................        12,600       228,402
  Chugoku Electric Power Co., Ltd......................         6,600       116,804
  Dai Nippon Printing Co., Ltd.........................        13,000       260,223
  Dai-Ichi Kangyo Bank, Ltd............................        56,000       683,161
  #Daiwa Bank, Ltd.....................................        23,000        90,301
  Daiwa House Industry Co., Ltd........................         9,000       105,928
  Daiwa Securities Co., Ltd............................        22,000       161,976
  #Denso Corp..........................................        15,000       375,000
  Fanuc, Ltd...........................................         4,300       153,308
  #Fuji Bank, Ltd......................................        52,000       670,103
  Fuji Photo Film Co., Ltd.............................         9,000       348,711
  #Fujitsu, Ltd........................................        31,000       378,179
  *Hanwa Co., Ltd......................................         5,000        12,672
  Hitachi, Ltd.........................................        59,000       628,522
  #Hokkaido Takus Bank.................................         9,000        11,521
  Honda Motor Co., Ltd.................................        17,000       499,485
  Industrial Bank of Japan.............................        45,120       542,680
  Ito-Yokado Co., Ltd..................................         7,000       399,313
  Itochu Corp..........................................        21,000       106,985
  Kajima Corp..........................................        17,000        95,077
  Kansai Electric Power Co., Inc.......................        17,600       331,134
  Kao Corp.............................................         6,000        81,443
  Kawasaki Steel Corp..................................        58,000       170,412
  Kinki Nippon Railway Co., Ltd........................        29,000       174,149
  Kirin Brewery Co., Ltd...............................        18,000       177,835
  *Kobe Steel, Ltd.....................................        42,000        80,825
  Komatsu, Ltd.........................................        15,000       113,402
  Kubota Corp..........................................        25,000       114,905
  Kyocera Corp.........................................         2,000       144,158
  Kyushu Electric Power Co., Inc.......................         8,500       149,699
  #Long Term Credit Bank of Japan, Ltd.................        40,000       130,584
  Marubeni Corp........................................        22,000        93,557
  Matsushita Electric Industrial Co., Ltd..............        38,000       714,948
  #Matsushita Electric Works, Ltd......................        11,000       121,907
  Mitsubishi Chemical Corp.............................        32,000        97,320
  Mitsubishi Corp......................................        26,000       306,014
  Mitsubishi Electric Corp.............................        36,000       204,124
  Mitsubishi Estate Co., Ltd...........................        17,000       232,216
  Mitsubishi Heavy Industries, Ltd.....................        60,000       431,959
  Mitsubishi Trust & Banking Corp......................        23,000       329,983
  #Mitsui & Co., Ltd...................................        26,000       230,069
  Mitsui Trust & Banking Co., Ltd......................        20,000       150,515
  #NEC Corp............................................        26,000       361,856

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *NKK Corp............................................        63,000  $    123,943
  Nikko Securities Co., Ltd............................        24,000       142,680
  Nintendo Co., Ltd., Kyoto............................         1,000        78,179
  #Nippon Credit Bank, Ltd.............................        26,000        54,725
  Nippon Express Co., Ltd..............................        19,000       147,723
  Nippon Oil Co., Ltd..................................        22,000       111,512
  Nippon Steel Corp....................................       124,000       363,265
  Nissan Motor Co., Ltd................................        42,000       278,557
  Nomura Securities Co., Ltd...........................        35,000       414,948
  Osaka Gas Co., Ltd...................................        37,000        97,268
  Pioneer Electronic...................................         2,000        49,485
  #Sakura Bank, Ltd....................................        61,000       365,266
  Sankyo Co., Ltd......................................         4,000       126,804
  #Sanwa Bank, Ltd.....................................        52,000       665,636
  Sanyo Electric.......................................        33,000       139,201
  Secom Co., Ltd.......................................         2,000       143,986
  #Sega Enterprises, Ltd...............................         1,500        50,258
  Seibu Railway Co., Ltd...............................         7,000       360,825
  Seksui House.........................................        12,000       117,526
  Seven-Eleven Japan Co., Ltd..........................         7,000       506,959
  Sharp Corp. Osaka....................................        19,000       244,845
  Shikoku Electric Power Co., Inc......................         4,200        72,165
  #Shimizu Corp........................................        12,000        71,443
  Shizuoka Bank, Ltd...................................        14,000       134,708
  #Sony Corp...........................................         6,700       564,665
  Sumitomo Bank, Ltd...................................        56,000       774,570
  #Sumitomo Chemical Co., Ltd..........................        29,000       120,086
  Sumitomo Corp........................................        19,000       168,127
  Sumitomo Electric Industries, Ltd....................        11,000       172,938
  Sumitomo Metal Industries, Ltd. Osaka................        56,000       142,887
  #Sumitomo Trust & Banking Co., Ltd...................        22,000       194,674
  #Taisei Corp.........................................        15,000        64,304
  Taisho Pharmaceutical Co., Ltd.......................         6,000       150,515
  Takeda Chemical Industries, Ltd......................        14,000       354,811
  Tohuku Electric Power Co., Inc.......................         9,000       153,866
  #Tokai Bank, Ltd.....................................        34,000       279,828
  Tokio Marine & Fire Insurance Co., Ltd...............        26,000       306,014
  Tokyo Electric Power Co., Ltd........................        24,300       463,454
  Tokyo Gas Co., Ltd...................................        44,000       112,268
  Tokyu Corp...........................................        17,000        97,268
  Tonen Corp...........................................        11,000       136,082
  Toppan Printing Co., Ltd.............................        12,000       164,948
  Toray Industries, Inc................................        25,000       170,103
  Toshiba Corp.........................................        54,000       331,701
  Toyo Seikan Kaisha, Ltd..............................         3,300        62,938
  #Toyo Trust & Banking Co., Ltd.......................        12,000        85,258
  Toyota Motor Corp....................................        68,000     1,951,203
  Yamaichi Securities Co., Ltd.........................        18,000        51,031
  #Yamanouchi Pharmaceutical Co., Ltd..................         5,000       123,282
  #Yasuda Trust & Banking Co., Ltd.....................        16,000        48,110
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,104,376)...................................                  26,240,438
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $6,939)..........................                $      7,248
                                                                       ------------
TOTAL -- JAPAN
  (Cost $25,111,315)...................................                  26,247,686
                                                                       ------------
UNITED KINGDOM -- (22.0%)
COMMON STOCKS -- (22.0%)
  Abbey National P.L.C.................................        27,800       399,479
  Allied Domecq P.L.C..................................        22,918       166,440
  BAT Industries P.L.C.................................        61,556       548,508
  BG P.L.C.............................................        92,200       307,712
  BOC Group P.L.C......................................        10,493       175,527
  BTR P.L.C............................................        82,177       266,214
  Barclays P.L.C.......................................        31,438       608,242
  Bass P.L.C...........................................        18,400       238,128
  Boots Co., P.L.C.....................................        20,298       235,031
  British Petroleum Co., P.L.C.........................       116,834     1,380,473
  British Telecommunications P.L.C.....................       133,400       963,361
  Cable and Wireless P.L.C.............................        45,078       366,365
  Cadbury Schweppes P.L.C..............................        21,986       196,090
  *Centrica P.L.C......................................        92,200        96,301
  EMI Group P.L.C......................................         8,160       156,410
  *Energy Group P.L.C..................................        11,081        99,192
  General Electric Co. P.L.C...........................        57,881       329,199
  Glaxo Wellcome P.L.C.................................        71,414     1,424,795
  Granada Group P.L.C..................................        17,174       243,143
  Grand Metropolitan P.L.C.............................        52,707       487,721
  Great Universal Stores P.L.C.........................        21,200       223,852
  Guinness P.L.C.......................................        43,200       400,454
  HSBC Holdings P.L.C..................................        17,000       526,026
  Hanson P.L.C.........................................        13,852        71,323
  Imperial Chemical Industries P.L.C...................        15,800       209,508
  *Imperial Tobacco Group P.L.C........................        11,081        69,624
  Lloyds TSB Group P.L.C...............................       142,781     1,419,083
  Marks & Spencer P.L.C................................        60,750       503,652
  National Power P.L.C.................................        23,900       215,111
  National Westminster Bank P.L.C......................        39,470       478,926
  Prudential Corp. P.L.C...............................        43,868       439,578
  Reuters Holdings P.L.C...............................        34,200       383,724
  Rio Tinto P.L.C......................................        34,526       591,356
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....        16,474       123,539
  Safeway P.L.C........................................        24,008       140,856
  Sainsbury (J.) P.L.C.................................        37,619       214,573
  Shell Transport & Trading Co., P.L.C.................        67,200     1,320,432
  Smithkline Beecham P.L.C.............................        35,640       612,472
  Standard Chartered P.L.C.............................        19,112       301,459
  Tesco P.L.C..........................................        46,875       287,258
  Thorn P.L.C..........................................         8,000        20,237
  Unilever P.L.C.......................................        17,200       459,372
  Vendome Luxury Group P.L.C. Units (consisting of one
    share Vendome Luxury Group P.L.C. and one share of
    Vendome Luxury Group SA)...........................        15,100       114,961
  Vodafone Group P.L.C.................................        62,000       274,209
  Whitbread P.L.C......................................        10,000       129,336
  Zeneca Group P.L.C...................................        15,200       459,663
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,250,030)...................................                  18,678,915
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $6,231)................                $      6,242
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $11,256,261)...................................                  18,685,157
                                                                       ------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  BASF AG..............................................        15,000       552,955
  #Bayer AG............................................        14,000       542,715
  #Bayerische Hypotheken und Wechselbank AG............         4,300       136,498
  Bayerische Motorenwerke AG BMW, Muenchen.............           481       393,750
  Bayerische Vereinsbank AG............................         4,000       164,541
  *#Commerzbank AG.....................................         7,740       227,354
  Daimler-Benz AG......................................        10,450       804,081
  #Deutsche Bank AG....................................         9,800       543,043
  #Dresdner Bank AG, Frankfurt.........................         8,680       303,724
  #Hochtief AG.........................................         1,510        63,616
  Hoechst AG...........................................        12,000       464,131
  Mannesmann AG........................................           743       301,721
  #RWE AG..............................................        13,250       564,424
  SAP AG (Systeme Anwendungen Produkte in der
    Datenverarbeitung).................................         1,000       178,350
  Siemens AG...........................................        11,000       620,029
  Thyssen..............................................           650       147,572
  #Veba AG.............................................        12,000       678,291
  #Viag AG.............................................           425       193,476
  *Viag AG Em 96.......................................           121        54,517
  #Volkswagen AG.......................................           550       355,296
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,001,474)....................................                   7,290,084
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $41).............................                          40
                                                                       ------------
TOTAL -- GERMANY
  (Cost $4,001,515)....................................                   7,290,124
                                                                       ------------
FRANCE -- (8.2%)
COMMON STOCKS -- (8.1%)
  AXA-UAP..............................................         6,356       380,457
  Accor SA.............................................           508        70,409
  Air Liquide..........................................           700       107,328
  Air Liquide Prime Fidelite...........................         1,471       229,366
  Air Liquide Prime Fidelite 1998......................           355        55,353
  Alcatel Alsthom Cie Generale d'Electricite SA........         5,100       552,235
  Banque Nationale de Paris............................         2,200        90,333
  Canal Plus SA........................................           475        80,236
  Carrefour Supermarche SA.............................           900       590,956
  Compagnie de Suez SA.................................         3,202       162,097
  Elf Aquitaine........................................         5,127       512,522
  *Euro Disney SCA.....................................        15,150        23,754
  Financiere de Paribas SA Series A....................         2,350       149,827
  Generale des Eaux....................................         2,745       337,656
  Generale des Establissements Michelin SA Series B....           505        27,586
  #Groupe Danone.......................................         2,346       353,201
  Havas SA.............................................           955        64,180
  L'Oreal..............................................         1,540       558,957

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  LVMH (Louis Vuitton Moet Hennessy)...................         2,016  $    488,283
  LaFarge Coppee SA....................................         1,887       120,635
  #Lyonnais des Eaux SA................................         1,193       117,192
  Pechiney International...............................         1,600        25,225
  Pernod-Ricard........................................         1,260        60,140
  Peugeot SA...........................................           950        93,980
  Pinault Printemps Redoute SA.........................           200        80,457
  #Rhone-Poulenc SA Series A...........................         3,700       119,872
  Saint-Gobain.........................................         1,946       267,356
  Sanofi SA............................................         2,414       209,531
  Schneider SA.........................................         2,519       121,018
  #Societe Generale Paris..............................         1,736       190,082
  *Thomson-CSF.........................................         2,324        66,233
  Total SA.............................................         5,485       501,746
  UAP SA...............................................         3,342        81,234
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,923,111)....................................                   6,889,437
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *French Francs (Cost $43,588)........................                      42,796
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Generale des Eaux Warrants 05/02/01 (Cost $2,247)...         2,745         1,879
                                                                       ------------
TOTAL -- FRANCE
  (Cost $4,968,946)....................................                   6,934,112
                                                                       ------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  ABB AG, Baden........................................           186       255,364
  #Credit Suisse Holding, Zuerich (Namen)..............         3,575       449,244
  Financiere Richemont AG Units -A-....................           106       144,631
  Nestle SA, Cham et Vevey.............................           853     1,061,350
  Novartis AG, Basel...................................         1,334     1,810,732
  Roche Holding AG, Basel..............................            79     1,038,812
  SBG (Schweizerische Bankgesellschaft)................           556       610,047
  SBV (Schweizerischer Bankverein) (Namen).............         1,546       373,248
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,458,534)....................................                   5,743,428
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $4,132)..........................                       4,262
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $2,462,666)....................................                   5,747,690
                                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  ABN Amro Holding NV..................................         5,788       107,129
  Aegon NV.............................................           929        68,053
  Heineken NV..........................................           200        33,900
  Ing Groep NV.........................................        20,502       907,518
  Philips Electronics NV...............................         1,100        60,276
  Polygram NV..........................................           600        28,342
  Royal Dutch Petroleum Co., Den Haag..................        13,300     2,573,321
  Unilever NV..........................................         4,800       924,713
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,286,430)....................................                   4,703,252
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $1).......................                $          1
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *ABN Amro Holding NV Rights..........................         1,447             0
  *Aegon NV Rights.....................................           929             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,286,431)....................................                   4,703,253
                                                                       ------------
HONG KONG -- (4.1%)
COMMON STOCKS -- (4.1%)
  Cathay Pacific Airways, Ltd..........................        61,000        91,744
  China Light & Power Co., Ltd.........................        35,500       177,821
  Citic Pacific, Ltd...................................        24,000       137,258
  Hang Seng Bank, Ltd..................................        39,000       468,242
  #Henderson Land Development Co., Ltd.................        18,000       175,445
  Hong Kong Telecommunications, Ltd....................       231,058       511,573
  HongKong Electric Holdings, Ltd......................        30,500       109,857
  Hutchison Whampoa, Ltd...............................        73,000       607,862
  New World Development Co. Ltd........................        31,000       196,902
  Sung Hungkai Properties, Ltd.........................        47,000       577,943
  Swire Pacific, Ltd. Series A.........................        27,000       226,569
  Wharf Holdings, Ltd..................................        41,000       183,669
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,605,712)....................................                   3,464,885
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $13,270)....................                      13,256
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $2,618,982)....................................                   3,478,141
                                                                       ------------
AUSTRALIA -- (3.3%)
COMMON STOCKS -- (3.3%)
  *#Amcor, Ltd.........................................        12,538        83,185
  #Australia & New Zealand Banking Group, Ltd..........        29,528       202,438
  Boral, Ltd...........................................        23,024        73,569
  Brambles Industries, Ltd.............................         3,950        71,240
  #Broken Hill Proprietary Co., Ltd....................        38,518       553,933
  *CRA, Ltd............................................        12,510       205,409
  #CSR, Ltd............................................        16,243        59,705
  Coca-Cola Amatil, Ltd................................         5,031        58,317
  Coles Myer, Ltd......................................        20,899        97,634
  #Commonwealth Bank of Australia......................        10,761       115,833
  Fosters Brewing Group, Ltd...........................        34,148        67,186
  MIM Holdings.........................................        48,409        72,357
  #National Australia Bank, Ltd........................        35,361       506,428
  News Corp., Ltd......................................        19,504        86,714
  Pacific Dunlop, Ltd..................................        19,238        53,842
  WMC, Ltd.............................................        29,709       192,351
  #Westpac Banking Corp................................        49,144       267,213
  Woodside Petroleum, Ltd..............................         6,666        56,351
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,779,550)....................................                   2,823,705
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $10,323)....................                      10,157
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,789,873)....................................                   2,833,862
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
  Alleanza Assicurazioni SpA...........................        12,375  $     78,755
  #Alleanza Assicurazioni SpA (Risp)...................           113           534
  #Assicurazioni Generali SpA, Trieste.................        18,452       315,903
  Banca Commerciale Italiana SpA.......................        34,000        66,940
  *Banca di Roma.......................................        66,500        47,346
  *Banca Nazionale dell'Agricoltura SpA................         3,000         1,734
  #Banco Ambrosiano Veneto SpA.........................        12,000        29,577
  *Campart SpA.........................................        38,769        16,639
  Credito Italiano.....................................        39,000        58,020
  #Edison SpA..........................................        10,000        47,405
  #Fiat SpA............................................        69,000       226,279
  *Gemina SpA, Milano..................................         2,000           869
  *HPI SpA (Holding di Partecipazioni Industriale).....        18,000         8,342
  ITALGAS SpA, Torino..................................        11,000        33,866
  #Ifil Finanziaria Partecipazioni SpA, Torino.........         8,000        23,567
  #Istituto Bancario San Paolo Torino SpA..............        18,500       116,369
  Istituto Mobiliare Italiano IMI SpA..................        13,500       117,953
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...         1,500         8,727
  La Fondiara Assicurazioni SpA........................         4,200        15,261
  *Montedison SpA......................................        73,260        44,763
  Pirelli SpA..........................................        20,000        43,568
  #RAS SpA (Riunione Adriatica di Sicurta).............         7,465        56,850
  #RAS SpA (Riunione Adriatica di Sicurta) (Risp)......           371         1,840
  SAI SpA (Sta Assicuratrice Industriale SpA)..........         2,000        14,050
  *#SEAT SpA...........................................        86,000        25,588
  Sirti SpA............................................         4,000        23,036
  #Stet SpA (Sta Finanziaria Telefonica Torino)........        86,000       434,087
  #Telecom Italia Mobile SpA...........................       134,740       395,335
  Telecom Italia SpA...................................       163,740       450,940
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................         1,000        10,951
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,988,125)....................................                   2,715,094
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $560)............................                         530
                                                                       ------------
TOTAL -- ITALY
  (Cost $1,988,685)....................................                   2,715,624
                                                                       ------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.8%)
  AGA AB Series A......................................         2,900        38,954
  AGA AB Series B......................................         2,500        32,935
  #Asea AB Series A....................................        13,000       175,460
  Asea AB Series B.....................................         5,000        67,485
  Astra AB Series A....................................        29,866       482,175
  Astra AB Series B....................................         6,133        95,057
  *Diligentia AB.......................................         1,030        11,773
  Naeckebro AB.........................................           420         5,587
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Sandvik AB Series A..................................         3,200  $     82,041
  Sandvik AB Series B..................................         1,300        33,497
  Skandinaviska Enskilda Banken Series A...............        10,300       106,426
  Skanska AB...........................................         2,400        96,713
  Svenska Handelsbanken Series A.......................         4,200       112,289
  #Swedish Match AB (Frueher Svenska Taendsticks AB)...         8,800        28,642
  Sydkraft AB Series C.................................         2,400        54,556
  Telefon AB L.M. Ericsson Series A....................         1,500        51,921
  Telefon AB L.M. Ericsson Series B....................        18,300       642,893
  Volvo AB Series A....................................         2,200        61,091
  Volvo AB Series B....................................         6,600       182,848
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,726,896)....................................                   2,362,343
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $15,845)........................                      15,602
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Skanska AB Series A Rights 07/02/97.................         2,400             0
  *Volvo AB Series A Rights 06/11/97...................         8,800         2,353
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,353
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $1,742,741)....................................                   2,380,298
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Banco Bilbao Vizcaya SA..............................         4,400       311,591
  #Banco Popular Espanol SA............................           500       106,120
  Banco Santander SA...................................         3,100       264,336
  Empresa Nacional de Electricidad SA..................         5,100       389,378
  Gas Natural SDG SA...................................           700       133,416
  #Iberdrola SA........................................        18,200       220,892
  Repsol SA............................................         5,900       246,853
  #Telefonica de Espana SA.............................        18,500       533,506
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,574,521)....................................                   2,206,092
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $8,903)........................                       8,872
                                                                       ------------
TOTAL -- SPAIN
  (Cost $1,583,424)....................................                   2,214,964
                                                                       ------------
BELGIUM -- (0.7%)
COMMON STOCKS -- (0.7%)
  Banque Bruxelles Lambert.............................           200        53,942
  Electrabel SA........................................           700       156,637
  Etablissement Delhaize Freres & Cie le Lion SA
    Molenbeek-Saint-Jean...............................           700        34,841
  Fortis AG............................................           600       116,563
  Generale de Banque SA................................           200        78,985
  Petrofina SA, Bruxelles..............................           300       105,502
  Solvay SA............................................           100        60,408
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $579,542)......................................                     606,878
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
   *Belgian Francs (Cost $13,517)......................                $     13,414
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $593,059)......................................                     620,292
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
   Repurchase Agreement, PNC Capital Markets Inc.
     5.25%, 06/02/97 (Collateralized by U.S. Treasury
     Notes 6.00%, 08/15/99) (Cost $974,000)............  $        974       974,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $61,377,898)++.....                $ 84,825,203
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $61,907,007.

                 See accompanying Notes to Financial Statements

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (29.4%)
COMMON STOCKS -- (29.2%)
  *#ASK Corp., Yokohama................................        13,000  $     47,131
  Aica Kogyo Co., Ltd..................................        75,000       399,485
  Aichi Corp...........................................       126,500       755,305
  Amada Sonoike Co., Ltd...............................        52,000       231,856
  *Amada Wasino Co., Ltd...............................       300,000       726,804
  Ando Corp............................................       300,000       853,093
  Araya Industrial Co., Ltd............................       194,000       531,667
  Asahi Kogyosha Co., Ltd..............................       114,000       475,000
  Asanuma Corp.........................................       294,000       772,887
  *Asics Corp..........................................       187,000       385,567
  Bank of Okinawa, Ltd.................................        36,700     1,040,464
  *#Bank of Osaka, Ltd.................................       223,000       431,057
  #Bank of the Ryukyus, Ltd............................        48,490       878,985
  Bunka Shutter Co., Ltd...............................       187,000     1,130,997
  *Cabin Co., Ltd......................................       164,000       456,495
  Calpis Food Industry Co., Ltd........................        71,000       426,366
  *Central Finance Co., Ltd............................       387,000       891,031
  Chiba Kogyo Bank, Ltd................................        25,200       712,268
  Chisan Tokan Co., Ltd................................       165,000       442,268
  Chuetsu Pulp and Paper Co., Ltd......................       109,000       353,969
  Chugoku Marine Paints, Ltd...........................        21,000        79,742
  Chuo Spring Co., Ltd., Nagoya........................       222,000     1,155,773
  Cleanup Corp.........................................        68,000       514,089
  Dai Nippon Construction..............................       186,000       592,835
  Dai-Ichi Hotel, Ltd., Tokyo..........................       121,000       561,340
  *#Dai-Ichi Katei Denki Co., Ltd......................       225,000       637,887
  Dai-Ichi Kogyo Seiyaku Co., Ltd......................         9,000        38,273
  #Daidoh, Ltd.........................................       135,000       818,814
  #Daiichi Cement Co., Ltd.............................        77,000       227,560
  Descente, Ltd........................................       139,000       662,758
  *Dijet Industrial Co., Ltd...........................        10,000        30,498
  Eagle Industry Co., Ltd..............................        35,000       180,112
  First Baking Co., Ltd................................        70,000       177,406
  Fuji Denki Reiki Co., Ltd............................        40,000       285,567
  Fujirebio, Inc.......................................       144,000       940,206
  Fukuda Corp..........................................       160,000       716,151
  Gakken Co., Ltd......................................        94,000       472,423
  Gastec Service, Inc..................................        98,000       479,897
  *Godo Steel, Ltd.....................................       154,000       551,701
  *Graphtec Corp.......................................        99,000       510,309
  Gun-Ei Chemical Industry Co., Ltd....................       306,000       914,845
  *Gunze Sangyo, Inc., Tokyo...........................       222,000       677,062
  #Hanshin Sogo Bank, Ltd..............................       198,000       335,103
  Harima Chemicals, Inc................................        83,000       666,710
  Hazama Corp..........................................       305,000       576,461
  Hisaka Works, Ltd....................................       106,000       983,505
  #Hisamitsu Pharmaceutical Co., Inc...................        58,000       448,952
  Hochiki Corp.........................................         9,000        51,727
  Hokkai Can Co., Ltd., Tokyo..........................       233,000     1,191,022
  #Hokkaido Bank, Ltd..................................       363,000       449,072
  Hokkaido Gas Co., Ltd................................         8,000        23,711
  Hokko Chemical Industry Co., Ltd.....................        12,000        51,134
  Hokuriku Electrical Construction Co., Ltd............        81,000       438,402
  Horiba, Ltd..........................................       107,000     1,277,749

                                                            SHARES           VALUE+
                                                         ------------  ------------

  Ichikawa Co., Ltd....................................       117,000  $    397,036
  Idec Izumi Corp......................................       130,000     1,027,491
  Ikegami Tsushinki Co., Ltd...........................       129,000       742,526
  Inabata and Co., Ltd., Osaka.........................       178,000     1,200,430
  #Intec, Inc..........................................        21,000       267,010
  Ishizuka Glass Co., Ltd..............................       119,000       357,818
  Itoki Crebio Corp....................................       127,000       763,746
  Iwasaki Electric Co., Ltd............................        21,000        79,742
  JDC Corp.............................................       128,000       225,430
  JMS Co., Ltd.........................................       135,000       750,387
  Japan Oil Transportation Co., Ltd....................         8,000        30,928
  #Japan Transcity Corp................................        68,000       318,385
  Japan Vilene Co., Ltd................................       202,000       857,285
  Joban Kosan Co., Ltd.................................        22,000        72,766
  Joshin Denki Co., Ltd................................        51,000       512,629
  *#Jujiya Co., Ltd....................................       265,000       653,393
  #Kamei Corp..........................................       131,000     1,339,261
  Kanaden Corp.........................................        11,000        87,792
  #Kanematsu Electronics, Ltd..........................        87,000       657,732
  #Kansei Corp.........................................       179,000     1,373,256
  Kanto Auto Works, Ltd., Yokosuka.....................       161,000       968,213
  #Kanto Bank, Ltd.....................................        30,700       387,706
  Kanto Natural Gas Development Co., Ltd...............       198,000     1,131,186
  #Kasumi Co., Ltd.....................................        43,000       302,921
  Kato Works Co., Ltd..................................       201,000       846,134
  Kawada Industries, Inc...............................       181,000       777,491
  *Kawashima Textile Manufacturers, Ltd................       306,000       759,742
  *Kawasho Corp........................................       414,000     1,280,412
  #Kinseki, Ltd........................................       113,000     1,533,849
  *Kinsho-Mataichi Corp................................        51,000       137,139
  *#Kioritz Corp.......................................       237,000       865,335
  Kita-Nippon Bank, Ltd................................        27,815     1,385,946
  #Kokune Corp.........................................        99,000       234,742
  Kokusai Kogyo Co., Ltd...............................       127,000       984,141
  Komai Tekko, Inc.....................................       126,000       745,825
  Komatsu Forklift Co., Ltd............................        28,000       151,787
  Kyowa Leather Cloth Co., Ltd.........................        75,000       579,897
  #Kyushu Bank, Ltd....................................       314,000     1,222,010
  Life Corp............................................        14,000       104,038
  Magara Construction Co., Ltd.........................        12,000        35,155
  Matsui Construction Co., Ltd.........................        90,000       445,361
  Matsuo Bridge Co., Ltd...............................        90,000       309,278
  Meito Sangyo Co., Ltd................................        90,000     1,020,619
  #Mitsuba Corp........................................        97,000       933,333
  Mitsuuroko Co., Ltd..................................       174,000     1,061,340
  Miyazaki Bank, Ltd...................................       127,260       536,810
  #Miyuki Keori Co., Ltd...............................       124,000       836,254
  Morita Corp..........................................       168,000       656,701
  *Morozoff, Ltd., Osaka...............................       119,000       414,046
  Mory Industries, Inc.................................        56,000       231,890
  *Mutoh Industries, Ltd...............................       147,000       537,990
  *Mutow Co., Ltd......................................        89,000       412,887
  Naigai Co., Ltd......................................       275,000     1,004,081
  Nakamuraya Co., Ltd..................................         8,000        35,808
  Nakano Corp..........................................       157,000       337,199

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Neturen Co., Ltd., Tokyo.............................       146,000  $    923,162
  Nichia Steel Works, Ltd..............................       156,200       856,148
  Nichiei Construction Co., Ltd........................       152,000       920,619
  *Nichimo Co., Ltd....................................       127,000       386,237
  Nichimo Corp.........................................       209,000       605,095
  Nihon Kohden Corp....................................       164,000     1,010,206
  Nihon Matai Co., Ltd.................................       119,000       638,960
  Nihon Parkerizing Co., Ltd...........................       228,000       989,175
  Nihon Tokushu Toryo Co., Ltd.........................        79,000       302,698
  Niigata Chuo Bank, Ltd...............................       321,000       910,052
  Nikko Co., Ltd., Akashi..............................       123,000       624,510
  Nippon Chemiphar Co., Ltd............................       115,000       489,046
  Nippon Conlux Co., Ltd...............................        78,000       536,082
  *#Nippon Conveyor Co., Ltd...........................        52,000       247,938
  Nippon Hume Pipe Co., Ltd............................        95,000       485,610
  Nippon Synthetic Chemical Industry Co., Ltd..........       115,000       402,105
  Nippon Valqua Industries, Ltd........................       294,000     1,043,144
  Nippon Yakin Kogyo Co., Ltd..........................       237,000       529,381
  Nittetsu Mining Co., Ltd.............................        77,000       564,270
  Nittoc Construction Co., Ltd.........................       147,000       762,784
  Obayashi Road Corp...................................       152,000       574,570
  #Ohki Corp...........................................       168,000       463,299
  Okabe Co., Ltd.......................................        98,000       761,942
  *Oki Electric Cable Co., Ltd.........................        10,000        39,519
  Okura Industrial Co., Ltd............................       234,000       888,557
  *Ono Sokki Co., Ltd..................................         9,000        43,686
  Optec Dai-Ichi Denko Co., Ltd........................       103,000       340,679
  #Pacific Industrial Co., Ltd.........................       187,000     1,012,113
  #Parco Co., Ltd......................................        28,000       223,711
  #Pokka Corp..........................................       110,000       787,199
  Renown Look, Inc.....................................       114,000       479,897
  Rheon Automatic Machinery Co., Ltd...................        93,000       599,227
  *Rhythm Watch Co., Ltd...............................       120,000       371,134
  Ryoden Trading Co., Ltd..............................       170,000     1,199,055
  S.T. Chemical Co., Ltd...............................       115,000       743,943
  SXL Corp.............................................        82,000       501,581
  Sagami Co., Ltd......................................       141,000       775,258
  Sakai Chemical Industry Co., Ltd.....................       105,000       430,284
  Sakai Heavy Industries, Ltd..........................        43,000       230,885
  Sankei Building Co., Ltd.............................        18,000       125,567
  *Sankyo Seiki Manufacturing Co., Ltd.................        53,000       331,933
  #Sanyo Industries, Ltd., Tokyo.......................       121,000       474,021
  Sata Construction Co., Ltd., Gumma...................       134,000       346,512
  Sato Shoji Corp......................................        49,000       260,997
  *Seikitokyu Kogyo Co., Ltd...........................       211,000       415,112
  *Seiren Co., Ltd.....................................       204,000       930,619
  Sekisui Plastics Co., Ltd............................       296,000     1,055,326
  Senshukai Co., Ltd...................................        44,000       453,608
  *Settsu Corp.........................................       308,000       447,182
  Shibuya Kogyo Co., Ltd...............................        61,000       765,120
  Shin Nippon Air Technologies Co., Ltd................        89,320       782,701
  Shinagawa Fuel Co., Ltd..............................        86,000       577,766
  Shinko Shoji Co., Ltd................................        80,000       934,708
  *Shokusan Jutaku Sogo Co., Ltd.......................       116,000       177,388
  #Sintokogio, Ltd., Nagoya............................       158,000     1,140,206
  Soda Nikka Co., Ltd..................................        82,000       314,192
  #Sotetsu Rosen Co., Ltd..............................         5,000        32,259
  Star Micronics Co., Ltd..............................        74,000       470,447
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Sumisho Computer Systems Corp........................        86,000  $  1,462,887
  *Sumitomo Corporation's Leasing, Ltd.................        85,000       258,505
  #Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        16,000        99,381
  SunTelephone Co., Ltd................................       157,000       957,646
  *#Suzutan Co., Ltd...................................       156,000       285,464
  Tada Construction Co., Ltd...........................       136,000       269,897
  #Taihei Dengyo Kaisha, Ltd...........................        43,000       314,003
  *Taiheiyo Bank, Ltd..................................       150,000         1,289
  #Taiheiyo Securities Co., Ltd........................       392,000       841,924
  #Taisei Prefab Construction Co., Ltd.................       242,000       584,210
  Taisei Rotec Corp....................................       220,000       778,694
  *Taka-Q Co., Ltd.....................................       196,000       552,302
  #Takada Kiko Co., Ltd................................        73,000       401,375
  Takara Co., Ltd......................................        97,000       500,000
  Takiron Co., Ltd.....................................       282,000     1,308,247
  Tamura Corp..........................................        73,000       398,239
  #Tasaki Shinju Co., Ltd..............................       130,000       904,639
  *#Tayca Corp.........................................       169,000       409,433
  Teikoku Hormone Manufacturing Co., Ltd...............        76,000       946,735
  Teikoku Tsushin Kogyo Co., Ltd.......................        63,000       278,196
  Tenma Corp...........................................        32,000       516,838
  *Titan Kogyo K.K.....................................        86,000       299,227
  *Toa Steel Co., Ltd..................................       261,000       681,649
  *Toa Wool Spinning & Weaving Co., Ltd................       185,000       508,591
  Tobu Store Co., Ltd..................................       168,000       700,000
  Tochigi Fuji Industrial Co., Ltd.....................       125,000       603,522
  #Toda Kogyo Corp.....................................       156,000     1,042,680
  Toenec Corp..........................................        91,000       492,526
  Tohto Suisan Co., Ltd................................       135,000       418,686
  *Tokai Maruman Securities Co., Ltd...................       100,000       343,643
  *Tokai Senko K.K., Nagoya............................       118,000       353,797
  Tokico, Ltd..........................................       116,000       369,725
  *Tokimec, Inc........................................        70,000       241,151
  #Tokushu Paper Manufacturing Co., Ltd................        42,000       324,021
  *#Tokuyo City Bank, Ltd..............................       275,000       292,955
  Tokyo Denki Komusho Co., Ltd.........................       128,000       735,670
  *Tokyo Nissan Auto Sales Co., Ltd....................        34,000       141,082
  *Tokyo Securities Co., Ltd...........................       271,000       570,404
  *Tokyo Tekko Co., Ltd................................       161,000       455,060
  Tokyu Construction Co., Ltd..........................       223,000       459,794
  *Tokyu Tourist Corp..................................        54,000       158,660
  Topcon Corp..........................................       129,000       868,866
  Topre Corp...........................................       184,000     1,248,797
  #Torishima Pump Manufacturing Co., Ltd., Osaka.......        93,000       790,979
  Tostem Viva Corp.....................................        54,000       264,897
  Totenko Co., Ltd.....................................        83,000       356,529
  Totetsu Kogyo Co., Ltd...............................       117,000       397,036
  Toyo Information System Co., Ltd.....................       119,000     1,543,729
  *Toyo Securities Co., Ltd............................       267,000       573,454
  Toyoda Boshoku Corp..................................        71,000       217,148
  #Tsudakoma Corp......................................       237,000     1,048,582
  Tsugami Corp.........................................       282,000       748,608
  Tsurumi Manufacturing Co., Ltd.......................         7,000        64,948
  Tsutsunaka Plastic Industry Co., Ltd.................        37,000       238,402
  Uchida Yoko Co., Ltd.................................       202,000       933,643
  Ueki Corp............................................       113,000       303,857

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Yahagi Construction Co., Ltd........................       130,000  $    737,113
  Yamamura Glass Co., Ltd..............................       118,000       440,979
  Yamato International, Inc............................        72,000       223,299
  Yokogawa Bridge Corp.................................        62,500       423,647
  Yokohama Reito Co., Ltd..............................         8,000        86,598
  Yomeishu Seizo Co., Ltd..............................         9,000        70,361
  Yondenko Corp........................................       133,000       965,507
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $172,858,170)..................................                 132,122,951
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Japanese Yen (Cost $714,877)........................                     717,590
                                                                       ------------
TOTAL -- JAPAN
  (Cost $173,573,047)..................................                 132,840,541
                                                                       ------------
UNITED KINGDOM -- (17.0%)
COMMON STOCKS -- (17.0%)
  600 Group P.L.C......................................        44,000        91,555
  ABI Leisure Group P.L.C..............................        65,000        94,942
  APV P.L.C............................................       386,881       666,116
  ASDA Property Holdings P.L.C.........................       111,000       273,540
  ASW Holdings P.L.C...................................       404,000       171,425
  Abbeycrest P.L.C.....................................        70,000       136,517
  Acatos & Hutcheson P.L.C.............................        60,404       299,188
  Adam & Harvey Group P.L.C............................         8,000        44,064
  Adscene Group P.L.C..................................        60,000       128,765
  Adwest Group P.L.C...................................       150,000       281,520
  Airflow Streamlines P.L.C............................        19,305        60,964
  Alexanders Holdings P.L.C............................        71,000        13,325
  Alexandra Workwear P.L.C.............................        46,000        63,811
  Allders P.L.C........................................       131,842       465,835
  Allied London Properties P.L.C.......................       183,000       232,952
  Allied Textile Companies P.L.C.......................       102,000       260,516
  Amec P.L.C...........................................       188,571       437,002
  Amstrad P.L.C........................................       196,000       842,863
  Anglo Eastern Plantations P.L.C......................        57,195       106,877
  *Anite Group P.L.C...................................       800,000       600,576
  Apollo Metals P.L.C..................................        20,000        39,658
  Appleyard Group P.L.C................................       139,000       139,511
  Applied Distribution Group P.L.C.....................        48,000        34,860
  Arcadian International P.L.C.........................       106,666        87,910
  *Argent Group P.L.C..................................        13,000        96,851
  Arlen P.L.C..........................................       100,000        67,728
  *Ascot Holdings P.L.C................................        52,000       233,376
  Associated Nursing Services P.L.C....................        85,000       172,013
  Austin Reed Group P.L.C..............................        55,000       227,093
  Avesco P.L.C.........................................        30,857       165,680
  Avon Rubber P.L.C....................................        27,489       280,388
  Avonside Group P.L.C.................................        75,000        56,304
  BLP Group P.L.C......................................        35,000        91,392
  *BSG International P.L.C.............................       552,500       915,205
  BSM Group P.L.C......................................        50,000        93,840
  Babcock International Group P.L.C....................       300,000       416,160
  Baggeridge Brick P.L.C...............................        72,000       117,504
  Baird (William) P.L.C................................       236,500       694,742
  Baldwin P.L.C........................................        30,000        48,960
  Bandt P.L.C..........................................       326,334       173,088
  Banks (Sidney C.) P.L.C..............................        37,000       182,058
  Barcom P.L.C.........................................        70,000        62,832
  Bardon Group P.L.C...................................     1,797,470     1,474,069
  Barr & Wallace Arnold Trust P.L.C....................        40,000       177,562
  Barr (A.G.) P.L.C....................................         7,500        46,206
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Beales Hunter P.L.C..................................         6,000  $     12,240
  Bellway P.L.C........................................        50,000       274,176
  *Bellwinch P.L.C.....................................       240,000        70,502
  Bentalls P.L.C.......................................       102,000       249,696
  Bett Brothers P.L.C..................................        14,000        34,272
  Bibby (J.) & Sons P.L.C..............................       204,000       634,228
  Bilton P.L.C.........................................       205,000       791,234
  Birkby P.L.C.........................................        63,000       179,414
  Birse Group P.L.C....................................       435,278       172,266
  Black Arrow Group P.L.C..............................        35,000        39,413
  Blagden Industries P.L.C.............................       168,000       438,682
  Blockleys P.L.C......................................        45,000        24,602
  Boot (Henry) & Sons P.L.C............................        50,000       273,360
  Bourne End Properties P.L.C..........................       245,042       173,960
  Boustead P.L.C.......................................        67,000        18,042
  Brasway P.L.C........................................       101,149        39,618
  Breedon P.L.C........................................        16,000        21,281
  Bridon P.L.C.........................................        99,000       155,105
  Bridport-Gundry P.L.C................................        17,500        29,560
  Bristol United Press P.L.C...........................        61,511       489,883
  Britannia Group P.L.C................................        90,000        44,798
  *British Building and Engineering Appliances, Ltd....        20,000        17,789
  British Dredging P.L.C...............................        42,000       102,816
  British Fittings Group P.L.C.........................        76,000       142,017
  British Mohair Holdings P.L.C........................        10,000        18,850
  *Brown & Jackson P.L.C...............................       600,000       137,088
  Brunel Holdings P.L.C................................       200,000        48,960
  Bruntcliffe Aggregates P.L.C.........................        76,000        32,248
  Bryant Group P.L.C...................................       160,999       333,693
  Budgens P.L.C........................................       223,000       145,574
  Bullough P.L.C.......................................       235,000       458,306
  Burn Stewart Distillers P.L.C........................        65,000        59,935
  Burndene Investments P.L.C...........................       113,903        66,920
  Burtonwood Brewery P.L.C.............................        29,580        75,067
  CLS Holdings P.L.C...................................       247,000       524,035
  CNC Properties P.L.C.................................        24,800        28,534
  Cala P.L.C...........................................       175,000       321,300
  *Calderburn P.L.C....................................       150,000        99,144
  Cape P.L.C...........................................       225,000       602,208
  Capital & Regional Properties P.L.C..................       102,400       384,369
  Carclo Engineering Group P.L.C.......................       100,000       317,424
  *Carlisle Group P.L.C................................       215,000        37,720
  Carr's Milling Industries P.L.C......................        11,000        53,856
  Cater Allen Holdings P.L.C...........................        61,500       438,106
  *Cathay International P.L.C..........................       920,000       206,448
  Charles Sidney P.L.C.................................        59,000        72,216
  Chesterfield Properties P.L.C........................        27,000       276,502
  Chime Communications P.L.C...........................       100,000        62,424
  Chloride Group P.L.C.................................       316,000       152,135
  Church & Co. P.L.C...................................        24,000       193,882
  Clarkson (Horace) P.L.C..............................        59,305        99,205
  Clinton Cards P.L.C..................................        31,000       120,915
  *Clubhaus P.L.C......................................        24,266        33,068
  Clyde Blowers P.L.C..................................        13,333        69,630
  Colefax & Fowler Group P.L.C.........................        96,000       173,123
  Community Hospitals Group P.L.C......................        67,000       410,040
  Concentric P.L.C.....................................       150,000       328,032
  Conrad Ritblat Group P.L.C...........................        43,345       185,690
  Cook (D.C.) Holdings, Ltd............................       200,000       156,672
  Cornwell Parker P.L.C................................        13,333        40,256
  Cosalt P.L.C.........................................        20,000        70,666

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Costain Group P.L.C.................................        73,000  $     54,803
  Countryside Property P.L.C...........................       129,660       207,373
  Courtaulds Textiles P.L.C............................       152,150       710,163
  Courts P.L.C.........................................       125,000     1,142,400
  Cradley Group Holdings P.L.C.........................        38,466        28,563
  Creighton Naturally P.L.C............................       100,000        39,984
  Crest Nicholson P.L.C................................       310,000       541,334
  Crest Packaging P.L.C................................        75,000       104,652
  Crestacare P.L.C.....................................       427,000       193,380
  Cropper (James) P.L.C................................        14,000        81,682
  Cussins Property Group P.L.C.........................        25,000        36,108
  DRS Data Research Services P.L.C.....................        51,000        25,802
  Daejan Holdings P.L.C................................        27,000       671,976
  Dagenham Motors Group P.L.C..........................        41,000        66,243
  Dawson Group P.L.C...................................        68,000       223,062
  Dawson International P.L.C...........................       590,000       669,202
  Debenham Tewson & Chinnocks Holdings P.L.C...........        42,423        63,349
  Delyn Group P.L.C. ..................................        18,000        20,857
  Dencora P.L.C........................................        20,000        58,426
  Derwent Valley Holdings P.L.C........................        86,000       752,988
  Development Securities P.L.C.........................        70,000       283,886
  Dolphin Packaging P.L.C..............................        21,000        86,194
  Domino Printing Sciences P.L.C.......................        88,000       509,837
  Dwyer Estates P.L.C..................................        50,000        54,672
  EIS Group P.L.C......................................       192,400       855,641
  Eleco Holdings P.L.C.................................        68,900        22,489
  Electronic Data Processing P.L.C.....................        25,000        26,316
  Emess P.L.C..........................................       200,000        79,968
  English & Overseas Properties P.L.C..................        50,000        14,688
  Etam P.L.C...........................................        95,000       200,777
  Eurodollar (Holdings) P.L.C..........................        63,000       131,090
  European Motor Holdings P.L.C........................       250,000       344,760
  Evans Halshaw Holdings P.L.C.........................        60,000       215,424
  Evans of Leeds P.L.C.................................       210,000       515,794
  Ewart P.L.C..........................................        10,000        10,200
  Ex-Lands Properties P.L.C............................       182,000        51,979
  Exco P.L.C...........................................       200,000       181,152
  Eyecare Products P.L.C...............................        88,988        18,154
  *FII Group P.L.C.....................................        80,000       110,976
  Faber Prest P.L.C....................................        24,000       108,691
  Fenner P.L.C.........................................       175,000       461,244
  Fine Art Developments P.L.C..........................        30,000       146,146
  Finlay (James) P.L.C.................................       180,000       351,043
  Firth Rixson P.L.C...................................       275,511       406,919
  Fiscal Properties P.L.C..............................        75,000        84,456
  Five Oaks Investments P.L.C..........................       168,000        78,140
  French P.L.C.........................................        17,000        16,646
  Friendly Hotels P.L.C................................        35,538        85,837
  Frogmore Estates P.L.C...............................        81,039       748,567
  Frost Group P.L.C....................................       196,000       383,846
  GEI International P.L.C..............................       150,000       237,456
  Galliford P.L.C......................................       160,000        56,141
  *Gent (S.R.) P.L.C...................................        77,000        80,425
  Gerrard Group P.L.C..................................        75,010       414,991
  Gleeson (M.J.) Group P.L.C...........................        14,300       215,873
  Goldsborough Healthcare P.L.C........................        86,000       177,545
  Grainger Trust, Ltd..................................        42,000       209,745
  *Greenwich Resources P.L.C...........................       156,000        65,557
  Greycoat P.L.C.......................................       232,000       645,554
  Hall Engineering (Holdings) P.L.C....................        81,000       333,785
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Hamlet Group P.L.C...................................        42,000  $     61,347
  Hampden Group P.L.C..................................        25,000        25,500
  Hampson Industries P.L.C.............................        95,295       108,087
  *Hampton Trust P.L.C.................................       216,000       125,142
  Hardy Oil & Gas P.L.C................................       169,000       837,077
  Hardys & Hansons P.L.C...............................        72,500       323,605
  Harris (Philip) P.L.C................................        35,000       138,516
  Hartstone Group P.L.C................................     1,182,431       188,148
  Hazlewood Foods P.L.C................................       395,500       648,683
  Healthcall Group P.L.C...............................        72,000        84,015
  Heath (C.E.) P.L.C...................................       107,000       178,116
  *Helene P.L.C........................................       282,000        32,216
  Helical Bar P.L.C....................................        23,000       185,428
  Hemingway Properties P.L.C...........................       300,000       195,840
  *Hi-Tech Sports P.L.C................................        61,000        30,861
  *Hickson International P.L.C.........................       741,000       985,589
  Hill & Smith Holdings P.L.C..........................        56,639        64,242
  *Hollas Group P.L.C..................................       100,000         6,528
  Holt (Joseph) P.L.C..................................         5,878       270,999
  Hopkinsons Group P.L.C...............................       312,000       142,571
  *Horace Small Apparel P.L.C..........................        48,000        68,544
  How Group P.L.C......................................        66,000        64,089
  Hunters Armley Group P.L.C...........................        59,394       114,863
  Hunting P.L.C........................................       155,000       471,770
  *Huntingdon Life Sciences Group P.L.C................       107,000       129,222
  IAF Group P.L.C......................................        66,500       119,923
  Ibstock P.L.C........................................     1,583,000     1,808,419
  Iceland Group P.L.C..................................       569,000       817,175
  Independent Insurance Group P.L.C....................        69,000       910,436
  Inveresk P.L.C.......................................        20,000        29,050
  Ipeco Holdings P.L.C.................................        56,000        79,968
  JLI Group P.L.C......................................       114,000       108,838
  Jacobs (John I.) P.L.C...............................       117,419       185,879
  Jeyes Group P.L.C....................................        39,000        82,106
  Johnson Group Cleaners P.L.C.........................        37,000       148,545
  Johnston Group P.L.C.................................        14,000       109,670
  Jones & Shipman P.L.C................................        35,000        19,421
  Joseph (Leopold) Holdings P.L.C......................         9,000        74,174
  Kalamazoo Computer Group P.L.C.......................        12,200        14,634
  Kelsey Industries P.L.C..............................         3,000        22,032
  Kenwood Appliances P.L.C.............................       100,000       209,712
  Kunick P.L.C.........................................       799,000       309,692
  Laing (John) P.L.C...................................        70,541       438,043
  Lambert Fenchurch P.L.C..............................        72,220       129,060
  Lambert Howarth Group P.L.C..........................        15,073        30,503
  Leeds Group P.L.C....................................       107,000       261,936
  Leigh Interests P.L.C................................       121,100       212,458
  *Liberty P.L.C.......................................         4,900        28,589
  Lilleshall P.L.C.....................................        29,000        35,496
  Linton Park P.L.C....................................        30,500       204,082
  Locker (Thomas) Holdings P.L.C.......................       300,000       194,616
  London Industrial P.L.C..............................        30,000       163,282
  London Merchant Securities P.L.C.....................       335,000       650,597
  Lookers P.L.C........................................        43,000        72,983
  *Lovell (Y.J.) Holdings P.L.C........................        29,000         5,916
  M & W P.L.C..........................................        10,000        21,624
  MS International P.L.C...............................        49,000        15,994
  Mackie International Group P.L.C.....................         9,500        17,597
  Mallett P.L.C........................................        25,000        39,780
  Manders P.L.C........................................        51,900       135,521
  Mansfield Brewery P.L.C..............................       151,000       868,673

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Marshalls P.L.C......................................       198,001  $    445,930
  Marston Thompson & Evershed P.L.C....................       142,000       628,026
  Martin Internationl Holdings P.L.C...................       162,000        87,247
  Matthews (Bernard) P.L.C.............................       195,000       402,574
  Maunders (John) Group P.L.C..........................        52,000       165,060
  McAlpine (Alfred) P.L.C..............................       101,000       233,237
  McCarthy & Stone P.L.C...............................       155,000       330,113
  McKay Securities P.L.C...............................        24,000        71,873
  Mentmore Abbey P.L.C.................................        31,200        25,714
  *Merchant Retail Group P.L.C.........................       153,000        64,921
  Meristem P.L.C.......................................        66,000        53,856
  Merrydown P.L.C......................................        55,000        64,627
  *Micro Focus Group P.L.C.............................        19,500       506,002
  Mid-States P.L.C.....................................        50,000        21,624
  Midland Independent Newspapers P.L.C.................       217,000       518,821
  Moorfield Estates P.L.C..............................       220,000        95,146
  Morland & Co. P.L.C..................................        73,800       632,318
  Mowlem (John) & Co. P.L.C............................       402,744       884,039
  Mucklow (A & J) Group P.L.C..........................       133,000       296,281
  *NSM P.L.C...........................................        84,000        10,967
  Neepsend P.L.C.......................................        43,000        23,158
  Nightfreight P.L.C...................................        75,000        45,900
  Nobo Group P.L.C.....................................        14,000        28,560
  Norcor Holdings P.L.C................................        20,000        22,358
  Norcros P.L.C........................................       262,000       292,895
  OGC International P.L.C..............................        10,000        18,768
  *OMI International P.L.C.............................        99,000        32,314
  *Oliver Group P.L.C..................................        43,000        27,369
  Olives Property P.L.C................................       125,000        59,670
  Owen (H.R.) P.L.C....................................       250,000        55,080
  PSIT P.L.C...........................................       257,001       769,646
  Panther Securities P.L.C.............................        40,000        74,746
  Parkland Group P.L.C.................................        60,000       165,974
  Partridge Fine Arts P.L.C............................        33,000        38,507
  Paterson Zochonis P.L.C..............................        35,000       270,463
  Peel Holdings P.L.C..................................        74,000       672,074
  Perry Group P.L.C....................................        59,000       180,540
  Persimmon P.L.C......................................        15,000        57,650
  Phoenix Timber Group P.L.C...........................        76,623        28,136
  Photo-Me International P.L.C.........................        94,000       191,760
  Pifco Holdings P.L.C.................................        10,000        35,088
  Pillar Property Investments P.L.C....................        31,000       114,591
  Pittards P.L.C.......................................        39,000        64,603
  *Pittencrieff Resources P.L.C........................       204,394       150,107
  Plantation & General Investment P.L.C................        24,000        27,222
  Plysu P.L.C..........................................       100,000       258,672
  Premier Consolidated Oilfields P.L.C.................     1,639,916     1,124,064
  Property Partnerships P.L.C..........................        10,000        43,656
  Prowting P.L.C.......................................       101,261       221,446
  *QS Holdings P.L.C...................................       102,000        62,424
  *Quadrant Group P.L.C................................         5,900         8,184
  Quality Care Homes P.L.C.............................        41,500       220,116
  Quality Software Products Holdings P.L.C.............        11,000        43,085
  Quick Group P.L.C....................................        71,732       170,332
  RCO Holdings P.L.C...................................        20,000        65,280
  Raglan Property P.L.C................................       300,000       126,072
  *Raine P.L.C.........................................       838,000       273,523
  Ransom (William) & Son P.L.C.........................        75,000        96,696
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Rea Brothers Group P.L.C.............................        67,906  $     49,870
  Rea Holdings P.L.C...................................        39,384       222,390
  Readicut International P.L.C.........................       305,810       189,651
  Record Holdings P.L.C................................        69,000        76,573
  Ricardo Group P.L.C..................................        95,000       210,854
  Richards P.L.C.......................................        62,000        39,968
  Richardsons Westgarth P.L.C..........................        24,000        30,747
  Ropner P.L.C.........................................        21,000        49,694
  Roskel P.L.C.........................................        12,000        14,590
  Rowe Evans Investments P.L.C.........................        66,400       118,659
  Royal Doulton P.L.C..................................        78,000       321,422
  Ruberoid P.L.C.......................................       150,000       239,904
  Rugby Estates P.L.C..................................        16,000        42,171
  Russell (Alexander) P.L.C............................        40,000        68,218
  SEP Industrial Holdings P.L.C........................       370,000       175,114
  Safeland P.L.C.......................................       100,000        61,200
  Saville (J.) Gordon Group P.L.C......................       150,000       146,880
  *Saville (J.) Gordon Group P.L.C. Issue 97...........       125,000       116,280
  Savills P.L.C........................................        66,000       136,794
  Scholl P.L.C.........................................        20,000        97,430
  Scottish Metropolitan Property P.L.C.................       380,400       546,315
  *Seafield Resources P.L.C............................        70,000        54,264
  Shaftesbury P.L.C....................................       150,000       447,984
  Sharpe & Fisher P.L.C................................        14,293        54,467
  Sherwood Group P.L.C.................................       202,000       120,327
  *ShopRite Group P.L.C................................       146,000        60,164
  Sidlaw Group P.L.C...................................        88,000       143,616
  *Signet Group P.L.C..................................       438,700       238,056
  Silentnight Holdings P.L.C...........................        30,000       146,880
  Simon Engineering P.L.C..............................       175,847       127,707
  Sinclair (William) Holdings P.L.C....................        40,000       165,485
  Sirdar P.L.C.........................................        95,000        96,900
  Sketchley P.L.C......................................        84,000        83,624
  Smart (J.) & Co. (Contractors) P.L.C.................         5,000        18,768
  Smith (James) Estates P.L.C..........................        95,000       225,583
  Specialty Shops P.L.C................................        18,000        38,189
  *Spring Ram Corp. P.L.C..............................       846,888       193,497
  St. James Beach Hotels P.L.C.........................        29,205        86,746
  St. Modwen Properties P.L.C..........................       166,000       193,025
  Stanley Leisure Organisation P.L.C...................       152,932       764,978
  Stoddard Sekers International P.L.C..................        98,000        29,988
  Stratagem Group P.L.C................................        47,000        44,105
  Swan Hill Group P.L.C................................        87,000       115,717
  *Tadpole Technology P.L.C............................        20,000         3,509
  *Tandem Group P.L.C..................................        72,000         9,400
  Tay Homes P.L.C......................................        92,000       204,196
  Telemetrix P.L.C.....................................       126,000       128,520
  Tomkinsons P.L.C.....................................        10,000        31,008
  Tops Estates P.L.C...................................        63,315       194,777
  Town Centre Securities P.L.C.........................       240,000       344,678
  Trafford Park Estates P.L.C..........................       102,721       245,594
  Transport Development Group P.L.C....................       410,900     1,197,001
  Tring International Group P.L.C......................        60,000        16,646
  Ugland International Holdings P.L.C..................       146,666       191,487
  Union P.L.C..........................................        50,000        62,424
  United Industries P.L.C..............................        58,000        62,000
  Vardon P.L.C.........................................       110,000       203,755
  Vaux Group P.L.C.....................................        45,148       204,098
  *Vert (Jacques) P.L.C................................        45,000        15,055
  Vibroplant P.L.C.....................................       185,000       250,594
  *Villiers Group P.L.C................................       167,000        25,210

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *WEW Group P.L.C.....................................       217,000  $     54,892
  Wainhomes P.L.C......................................        86,000       205,616
  *Ward Holdings P.L.C.................................       145,000       117,137
  Warner Estate Holdings P.L.C.........................        99,000       369,183
  Warnford Investments P.L.C...........................        12,000        44,847
  *Wates City of London Properties P.L.C...............       281,099       454,166
  Watts, Blake, Bearne & Co. P.L.C.....................        53,000       397,882
  *Wembley P.L.C.......................................        11,000        63,909
  Westbury P.L.C.......................................       127,050       518,364
  Westminster Health Care Holdings P.L.C...............        37,500       150,552
  Wilson (Connolly) Holdings P.L.C.....................       238,400       577,767
  Wilson Bowden P.L.C..................................         7,700        63,963
  Wintrust P.L.C.......................................        24,000       154,714
  Wyevale Garden Centres P.L.C.........................        50,000       232,152
  Yorklyde P.L.C.......................................        14,000        39,184
  Yorkshire Food Group P.L.C...........................        70,000        12,852
  Yorkshire Group P.L.C................................       107,500       385,091
  Young & Co's Brewery P.L.C. Class A..................         5,000        52,428
  Young (H.) Holdings P.L.C............................        38,666        92,446
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $68,485,690)...................................                  76,883,907
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $71,417)...............                      72,077
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Rea Holdings P.L.C. 9% Cumulative
    (Cost $1,753)......................................         1,790         2,892
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Tadpole Technology P.L.C. Rights 06/19/97 (Cost
    $0)................................................         4,000            82
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $68,558,860)...................................                  76,958,958
                                                                       ------------
GERMANY -- (8.7%)
COMMON STOCKS -- (8.7%)
  Aachener und Muenchener Lebensversicherung AG........         1,333       659,090
  Anterra Vermoegensverwaltungs AG.....................         3,920       383,054
  BDAG Balcke-Duerr AG.................................         2,420       375,249
  *Barmag AG...........................................         5,400       940,023
  Bayerische Handelsbank AG............................         3,463       932,112
  *Bremer Woll-Kaemmerei AG............................         5,310       470,723
  *DLW AG..............................................         8,900       911,872
  DSL Holding AG.......................................        11,850     1,560,123
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........         6,387     1,401,477
  Deutsche Verkehrs-Bank AG............................         1,908       200,960
  *Dierig Holding AG...................................         1,250        98,742
  Dyckerhoff & Widmann AG..............................        12,224     1,645,126
  Escada AG............................................         5,709       901,948
  Felten & Guilleaume Energietechnik AG................         9,100       862,610
  *Flender (A. Friedrich) AG...........................         9,832       949,257
  #Fuchs Petrolub AG Oel & Chemie......................         3,517       442,455
  Heilit & Woerner Bau AG..............................         8,542       834,707
  *#Herlitz AG.........................................        13,643     1,444,929
  *Honsel-Werke AG.....................................         3,450       270,509
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Hutschenreuther AG..................................         2,581  $    163,106
  KM Europa Metal AG...................................        11,005     1,107,583
  KM Europa Metal AG Em 95.............................         1,484       141,540
  *KSB AG..............................................         3,145       728,742
  *Kaufhalle AG........................................        12,007     1,201,403
  *Kaufring AG.........................................        12,600       792,569
  *Leffers AG, Bielefeld...............................         1,875       287,449
  Leonische Drahtwerke AG..............................            25         9,582
  *Linotype-Hell AG....................................         6,900       601,580
  Mauser Waldeck AG....................................         1,151       137,393
  *Mueller-Weingarten AG...............................           389        72,155
  *Neue Baumwoll-Spinnerei und Weberei Hof AG..........         1,473       101,705
  Norddeutsche Steingutfabrik AG.......................           715        12,635
  Nuernberger Hypothekenbank AG........................         1,486       441,713
  *Orenstein & Koppel AG...............................        13,550       373,438
  Otto Reichelt AG.....................................        36,354       589,237
  Phoenix AG, Hamburg..................................        18,540       293,451
  Rheinboden Hypothekenbank AG.........................         3,900       668,637
  Rheinmetall Berlin AG................................        12,470     2,838,403
  *Rosenthal AG........................................         4,018       329,152
  #Salamander AG, Kornwesteim..........................        12,999     1,909,157
  Scor Deutschland Rueckversicherungs AG...............           415        50,509
  *Sinn AG.............................................         2,340       533,996
  Sixt AG..............................................           470       363,019
  Stern-Brauerei Carl Funke AG.........................           300        20,802
  Stoehr & Co. AG......................................         4,431       440,766
  *Strabag AG..........................................        15,450     1,310,854
  Sueddeutsche Bodencreditbank AG......................         4,248     1,262,717
  *Triton-Belco AG, Hamburg............................         2,977       165,486
  *Tucher Braeu AG.....................................         1,047        53,912
  *Varta AG............................................         5,611       925,864
  Verseidag AG.........................................         1,205       112,814
  *Voegele (Joseph) AG.................................         1,559       217,111
  WMF (Wuerttembergische Metallwarenfabrik AG).........         6,462     1,191,065
  Walter Bau AG........................................         4,427       699,409
  *Wanderer-Werke AG...................................           200        22,469
  Weru AG..............................................           950       389,116
  Westag & Getalit.....................................         1,980       399,707
  Wuerttembergische AG.................................         2,474     1,968,777
  *Zanders Feinpapiere AG..............................        10,902       928,169
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,004,822)...................................                  39,142,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $5,451)..........................                       5,482
                                                                       ------------
TOTAL -- GERMANY
  (Cost $39,010,273)...................................                  39,147,640
                                                                       ------------
FRANCE -- (7.5%)
COMMON STOCKS -- (7.3%)
  *Agricole de la Crau.................................           200        18,711
  Airfeu SA............................................         3,141       105,571
  Alain Manoukian SA...................................         6,924       176,939
  Arbel SA.............................................         1,583        19,774
  #Bains de Mer et du Cercle des Etrangers a Monaco....         5,242       537,641
  Banque de la Reunion.................................           126        30,561
  Bazar de l'Hotel de Ville SA.........................         8,486       867,419
  *Burelle SA..........................................        10,015       451,126

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *CEE (Continentale d'Equipements Electriques)........         1,515  $     45,277
  CFPI (Cie Francaise de Produits Industriels SA)......         5,196       333,077
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................         4,895       291,563
  *Cascades SA.........................................         8,281        35,150
  Cofigeo (Cie Financiere Geo).........................           205        30,935
  *Compagnie Financiere pour l'Immobilier d'Enterprise
    Fidei..............................................        17,608       114,397
  Conflandey SA........................................         1,796        86,813
  Continentale d'Entreprises SA........................        19,198       914,666
  #DMC (Dollfus Mieg et Cie)...........................        32,869       677,653
  *Desquenne et Giral SA...............................         3,361        54,386
  Devanlay SA..........................................         6,472       659,310
  Dietrich et Cie......................................        32,832     1,399,285
  Fimalac SA...........................................        10,590       981,578
  Financiere Moncey SA.................................           816       438,395
  Fonderies Franco Belge...............................           913       104,420
  *Francaise des Ferrailles............................         4,855       327,199
  Frankoparis SA.......................................        26,515       376,686
  *Galeries Lafayette SA...............................         4,722     1,717,983
  Gantois Series A.....................................           465        90,712
  Gascogne SA..........................................         9,426       797,585
  *Gel 2000 SA.........................................         4,629        43,307
  Genefim-Societe Immobiliere pour le Commerce et
    l'Industrie SA.....................................         9,854       198,036
  Generale de Transport et d'Industrie.................        11,603       432,198
  Gevelot..............................................         1,200       228,690
  Groupe du Louvre SA..................................        46,156     1,599,307
  Groupe Zannier SA....................................        24,380       604,009
  Guerbet SA...........................................         3,095       128,690
  ICBT Groupe SA.......................................         7,510       294,181
  Immeubles de France..................................        32,571     2,010,576
  Immobanque...........................................         7,936       912,942
  Immobiliere Complexes Commerciaux SA.................         3,078        67,724
  *Immobiliere et Hoteliere SA.........................         8,825        63,221
  Intertechnique SA....................................         4,014       897,100
  *Locindus (Cie Financiere pour la Location
    d'Immeubles Industrials et Commerciaux)............         6,631       976,499
  Maire (Henri)........................................         1,252        19,088
  Marie Brizard & Roger International SA...............           243        40,753
  *Maxi-livre/Profrance SA.............................         8,442        53,311
  Metal Deploye........................................           300        20,790
  Michel Thierry SA....................................           811        73,766
  *Mors................................................        29,207        43,011
  *NAF NAF SA..........................................        32,900       369,925
  *Nordon & Cie........................................         1,600       105,613
  PSB Industries SA....................................         1,838       124,221
  *Pier Import Europe SA...............................        13,626        91,595
  Plastic Omnium.......................................        11,950       999,974
  Primisteres Reynoird SA..............................         4,806       203,997
  *#Rochette...........................................       109,361       464,197
  Rougier SA...........................................         2,130       136,169
  *Rouleau-Guichard SA.................................         2,095       121,591
  Rue Imperiale de Lyon................................         1,579     1,600,338
  *SEDIVER (Societe Europeene d'Isolateurs en Verre et
    Composite).........................................         8,413       190,939
                                                            SHARES           VALUE+
                                                         ------------  ------------

  SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................         3,403  $    548,300
  *SGE (Societe Generale d'Enterprise SA)..............         1,000        21,050
  *Sabeton.............................................         1,600       223,146
  *Securidev SA........................................        13,521       271,732
  *Selectibanque SA....................................        42,417       510,003
  Signaux et d'Equipements Electroniques SA............         9,180       384,568
  Signaux Girod SA.....................................         4,932        90,574
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................         2,664       395,538
  Societe d'Etudes et de Realizations pour les
    Industries du Bois Seribo..........................         4,015       132,164
  *Societe Financiere Immobail SA......................         8,862       230,301
  Societe Financiere Interbail SA......................        23,895       958,367
  *Sofco SA............................................         2,308        14,755
  Taittinger SA........................................         2,853     1,185,784
  Teisseire France SA..................................         5,092       155,442
  *Teleflex Lionel-Dupont..............................           500        10,369
  Tivoly SA............................................         1,000        24,498
  Touax SA.............................................         1,425        34,563
  *Trouvay et Cauvin SA................................         8,831       160,647
  VM Materiaux SA......................................         1,495        45,145
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................        34,070     1,947,869
  *Via Banque..........................................        21,658       633,755
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,277,570)...................................                  32,779,140
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *French Francs (Cost $1,021,269).....................                   1,018,072
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Derichebourg Finances Warrants 07/15/98 (Cost
    $57,964)...........................................         4,855         7,276
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,356,803)...................................                  33,804,488
                                                                       ------------
HONG KONG -- (4.5%)
COMMON STOCKS -- (4.4%)
  ALCO Holdings, Ltd...................................       710,000        81,578
  *Allied Group, Ltd...................................     4,660,000       517,377
  Allied Properties (Hong Kong), Ltd...................     3,206,000       562,892
  *#Applied International Holdings, Ltd................       650,000        52,027
  *Asia Commercial Holdings, Ltd.......................        35,960         5,571
  Asia Standard International Group, Ltd...............     1,614,000       583,424
  Associated International Hotels, Ltd.................       526,000       353,111
  Beauforte Investors Corp., Ltd.......................        44,000        71,572
  Burlingame International Co., Ltd....................       475,000       122,031
  CNT Group, Ltd.......................................     1,428,000       263,625
  *Capetronic International Holdings, Ltd..............       107,000        21,411
  Century City International Holdings, Ltd.............     1,827,008       731,181
  Cheuk Nang Properties (Holdings), Ltd................       235,000        76,604
  *Cheung Wah Development Co., Ltd.....................       898,000        42,315
  Chevalier Construction Holdings, Ltd.................        42,857         3,652

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Chevalier Development International, Ltd.............       608,000  $    105,179
  Chevalier International Holdings, Ltd................     1,122,100       195,564
  China Foods Holdings, Ltd............................       896,000       185,076
  *China Investments Holdings, Ltd.....................       475,000        78,492
  Chinney Investments, Ltd.............................       472,000       112,729
  Chow Sang Sang Holdings International, Ltd...........       550,000       191,712
  *#Chuang's China Investments, Inc....................     1,905,000       118,048
  Chuang's Consortium International, Ltd...............     1,250,779       211,531
  *Continental Holdings, Ltd...........................        88,000         8,634
  *Continental Mariner Investment Co., Ltd.............       515,000       452,104
  Crocodile Garments, Ltd..............................       752,000        77,666
  *Culturecom Holdings, Ltd............................     1,326,000        49,644
  *Dransfield Holdings, Ltd............................       292,000        25,634
  Dynamic Holdings, Ltd................................       320,000        97,082
  *Emporer (China Concept) Investments, Ltd............       330,000        57,940
  Emporer International Holdings, Ltd..................       552,000       201,317
  *Fairwood Holdings, Ltd..............................       675,000        47,928
  Far East Consortium International, Ltd...............     1,200,041       249,428
  *Far East Holdings International, Ltd................       264,000        27,607
  Fountain Set Holdings, Ltd...........................       274,000        60,842
  *Fu Hui Jewelry Co. (Hong Kong), Ltd.................       366,000        34,965
  Furama Hotel Enterprises, Ltd........................       229,029       502,646
  Golden Resources Development International, Ltd......       722,000        82,956
  Grande Holdings, Ltd.................................       390,000       183,772
  Great Wall Electronic International, Ltd.............       839,547       104,049
  Harbour Centre Development, Ltd......................       478,000       632,520
  Harbour Ring International Holdings, Ltd.............     1,652,000       138,626
  *High Fashion International, Ltd.....................       344,000        49,739
  Hong Kong Parkview Group, Ltd........................       648,000       399,458
  Hop Hing Holdings, Ltd...............................       604,000        93,571
  Huey Tai International, Ltd..........................     1,948,338       364,716
  Hwa Kay Thai Holdings, Ltd...........................     2,949,600       239,898
  *International Pipe, Ltd.............................        53,312         8,947
  International Tak Cheung Holdings, Ltd...............       402,353       116,872
  K Wah International Holdings, Ltd....................       213,249        40,745
  *KTP Holdings, Ltd...................................     1,150,000        70,520
  *Kader Holdings Co., Ltd.............................       470,000        94,655
  Keck Seng Investments (Hong Kong), Ltd...............       270,000        88,885
  Kee-Shing Holdings Co., Ltd..........................       256,000        48,582
  King Fook Holdings, Ltd..............................       338,000        28,799
  Kwong Sang Hong International, Ltd...................       738,000       354,899
  #Lai Sun Garment (International), Ltd................       342,000       386,328
  *Lai Sun Hotels International, Ltd...................       278,000        74,471
  *Lam Soon (Hong Kong), Ltd...........................       591,000        82,401
  *Lam Soon Food Industries, Ltd.......................       780,000        54,376
  Lane Crawford International, Ltd. Series A...........        63,000        85,399
  Laws International Holdings, Ltd.....................       460,000        95,611
  Leefung-Asco Printers Holdings, Ltd..................       128,000        19,995
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Linkful International Holdings, Ltd.................       582,000  $     87,157
  #Lippo, Ltd..........................................       534,000       513,594
  Liu Chong Hing Investment, Ltd.......................       538,000       718,861
  *Luks Industrial Co., Ltd............................     1,352,000       162,324
  *Magnificent Estates, Ltd............................     2,742,600        99,139
  *Megga (S.) International Holdings, Ltd..............       508,000        40,005
  Melbourne Enterprises, Ltd...........................        31,500       229,764
  Melco International Development, Ltd.................       104,000        34,908
  Min Xin Holdings, Ltd................................       360,000       248,644
  Nam Hing Holdings, Ltd...............................       294,000        28,087
  Nanyang Holdings, Ltd................................        73,500       132,843
  National Electronics Holdings, Ltd...................     1,106,000        99,948
  Ocean-Land Development, Ltd..........................        34,000        28,092
  #Onfem Holdings, Ltd.................................       684,000       264,911
  *Orient Telecom & Technology Holdings, Ltd...........       137,800        41,806
  Pokfulam Development Co., Ltd........................       166,000       128,582
  *Poly Investments Holdings, Ltd......................     1,428,000       153,013
  Prestige Properties Holdings, Ltd....................     1,006,000       205,200
  *Process Automation Holdings, Ltd....................       300,000        24,787
  *Prod-Art Technology (Holdings), Ltd.................       618,000        73,400
  *Rivera Holdings, Ltd................................     1,912,000        83,925
  Ryoden Development, Ltd..............................     1,372,000       385,244
  San Miguel Brewery Hong Kong, Ltd....................       567,600       258,300
  Sea Holdings, Ltd....................................       822,000       517,332
  Seapower Resources International, Ltd................     1,170,000       164,640
  #Semi-Tech (Global) Co., Ltd.........................       562,019       928,717
  Shaw Brothers Hong Kong, Ltd.........................       158,000       169,300
  Shougang Concord Century Holdings, Ltd...............       528,000        62,029
  *Shun Ho Construction (Holdings), Ltd................       775,600        86,111
  *Shun Ho Resources Holdings, Ltd.....................       292,000        28,273
  Sincere Co., Ltd.....................................       872,000       122,706
  Singamas Container Holdings, Ltd.....................       360,000        39,969
  South China Holdings, Ltd............................        62,000        15,528
  South China Industries, Ltd..........................       646,000        90,070
  *South Sea Development Co., Ltd......................       553,000        47,832
  Starlight International Holdings, Ltd................       240,000        31,913
  #Stelux Holdings International, Ltd..................     1,292,000       243,522
  *Sun Fook Kong Holdings, Ltd.........................     1,018,000       252,332
  Swank International Manufacturing Co., Ltd...........       226,000        24,508
  Tai Sang Land Development, Ltd.......................       428,900       221,482
  Tak Sing Alliance Holdings, Ltd......................       107,467        74,225
  Tak Wing Investment Holdings, Ltd....................       200,000        30,209
  Tern Properties Co., Ltd.............................       140,000        67,777
  Tian An China Investments Co., Ltd...................     1,388,000       202,484
  Tian Teck Land, Ltd..................................       720,000       183,114
  *Top Form International, Ltd.........................       494,000        24,234
  Tse Sui Luen Jewellry (International), Ltd...........       275,840       142,443
  Tungtex (Holdings) Co., Ltd..........................       348,000        36,390
  UDL Holdings, Ltd....................................       662,000        76,062
  USI Holdings, Ltd....................................       487,999       151,200
  *Uniworld Holdings, Ltd..............................    24,240,000       165,856
  *Wah Nam Group, Ltd..................................       630,000        17,812

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Winfoong International, Ltd..........................       499,000  $     78,593
  *Wing Fai International, Ltd.........................       342,000        34,438
  Wing On Co. International, Ltd.......................       450,000       546,088
  Wing Shan International, Ltd.........................       448,000        76,344
  #Winsor Industrial Corp., Ltd........................       394,500        86,071
  *Winsor Properties Holdings, Ltd.....................        55,000        95,856
  *Wo Kee Hong (Holdings), Ltd.........................       962,400        79,517
  *Wong's Kong King International (Holdings), Ltd......       478,000        32,089
  World Houseware (Holdings), Ltd......................       594,000        58,280
  Yaohan International Holdings, Ltd...................     1,206,000       115,213
  Yau Lee Holdings, Ltd................................       500,000        37,439
  *Yoshiya International Corp., Ltd....................       216,000        26,491
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,084,253)...................................                  20,047,952
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Hong Kong Dollars (Cost $463,424)...................                     463,297
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Megga (S.) International Holdings, Ltd. Rights
    06/18/97...........................................       203,200         2,886
  *Stelux Holdings International, Ltd. Warrants
    02/28/98...........................................       258,400         9,341
  *Tian An China Investments Co., Ltd. Warrants
    03/06/00...........................................       277,600        17,202
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      29,429
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $15,547,677)...................................                  20,540,678
                                                                       ------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  ACF Holding NV (Certificate).........................        53,200       818,248
  Athlon Groep NV......................................         9,810       526,814
  Bam Groep NV.........................................        16,389     1,012,563
  Beers NV.............................................         6,330       217,821
  Begemann Groep NV....................................        44,600       674,348
  *Beleggingsfonds Het Zonnespectrum NV................        26,600       152,555
  Cindu International NV...............................         1,790       140,923
  Crown Van Gelder NV..................................         8,064       731,562
  Econosto NV..........................................        22,327       424,888
  Gamma Holding NV.....................................        53,690     3,009,215
  Grand Hotel Krasnapopski NV..........................         1,745       493,568
  Kas-Associatie NV....................................        16,350     1,072,383
  Koninklijke Ten Cate NV..............................        37,878     2,069,663
  Landre & Glinderman NV...............................         3,218       143,954
  MacIntosh NV.........................................        62,550     1,317,529
  NKF Holding NV.......................................        36,158       957,678
  Nagron Nationaal Grondbezit NV.......................           534        57,214
  Nedlloyd Groep NV, Rotterdam.........................        14,000       343,796
  *Norit NV............................................        78,571     1,331,365
  Polynorm NV..........................................        12,800     1,177,894
  Roto Smeets de Boer NV...............................        20,100     1,000,808
  Sphinx NV............................................        36,562       385,064
  *Textielgroep Twenthe NV.............................         1,200        24,400
  *Tulip Computers NV..................................        38,643       282,066
  *Ubbink NV...........................................           900        23,415
  *Van der Giessen de Noord............................        13,950       407,299
  *Van Dorp Groep NV...................................        11,400       149,187
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Vredestein NV.......................................        64,470  $    789,909
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,173,054)...................................                  19,736,129
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $16,067)..................                      15,955
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Econosto NV Rights 06/06/97.........................            16             9
  *Landre & Glinderman NV Rights.......................            20            32
  *Nagron Nationaal Grondbezit NV Rights 06/06/97......             6            20
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          61
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $18,189,121)...................................                  19,752,145
                                                                       ------------
MALAYSIA -- (4.1%)
COMMON STOCKS -- (3.6%)
  Ancom Berhad.........................................       171,000       208,470
  Angkasa Marketing Berhad.............................       130,000       166,773
  *Aokam Perdana Berhad................................       189,000       237,944
  Asia Pacific Land Berhad.............................       681,000       358,135
  Austral Amalgamated Berhad...........................       187,000       250,327
  Austral Enterprises Berhad...........................       206,000       385,737
  Bank Islam (Malaysia) Berhad.........................        39,000       102,550
  Batu Kawan Berhad....................................         9,000        19,721
  Berjaya Industrial Berhad............................       130,000       154,861
  *Best World Land Berhad..............................       145,000       113,805
  Boustead Holdings Berhad.............................        82,000       184,582
  Cement Industries of Malaysia Berhad.................       168,000       448,446
  Chin Teck Plantations Berhad.........................        28,000        88,128
  Chocolate Products (Malaysia) Berhad.................       334,000       212,908
  Cold Storage (Malaysia) Berhad.......................       125,000       198,207
  Diethelm Holdings (Malaysia) Berhad..................        46,000        50,398
  Eastern & Oriental Berhad............................        98,000       192,876
  Eastern Pacific Industrial Corp. Berhad..............        66,000        89,402
  *Faber Group Berhad Issue 96.........................       414,000       395,857
  Far East Holdings Berhad.............................        78,000       107,522
  Federal Flour Mills Berhad...........................        44,000       106,056
  *General Corp. Berhad................................       323,000       220,052
  George Town Holdings Berhad..........................       110,000       163,028
  Gold Coin (Malaysia) Berhad..........................        24,000        69,323
  *Granite Industries Berhad...........................       214,000       293,291
  *Gula Perak Berhad...................................       282,000       230,319
  *Guthrie Ropel Berhad................................       152,000       272,510
  IGB Corp. Berhad.....................................       129,000       124,375
  *Insas Berhad........................................       545,000       390,837
  *Intria Behard.......................................       158,000       321,036
  Island & Peninsular Berhad...........................        91,000       293,665
  *Jasa Megah Industries Berhad........................       226,000       279,124
  Jeram Kuantan (Malaysia) Berhad......................        25,000        39,044
  KIG Glass Industrial Berhad..........................        71,000        74,960
  Kamunting Corp. Berhad...............................       404,000       289,721
  Keck Seng (Malaysia) Berhad..........................       295,000       378,446
  Kelanamas Industries Berhad..........................       102,000       182,056
  Kuala Sidim Berhad...................................        64,000       144,064

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Kumpulan Emas Berhad................................       371,000  $    295,618
  Landmarks Berhad.....................................       179,000       232,486
  Larut Consolidated Berhad............................       199,000       225,956
  Leong Hup Holdings Berhad............................       230,000       233,665
  Lion Corp. Berhad....................................       189,000       387,789
  Lion Land Berhad.....................................       489,000       473,414
  MCB Holdings Berhad..................................       108,000       110,582
  MUI Properties Berhad................................       579,000       350,629
  MWE Holdings Berhad..................................       228,000       208,924
  Malayan Flour Mills Berhad...........................       137,000       174,661
  Malayawata Steel Berhad..............................       204,000       331,602
  Malaysia Buildings Society Berhad....................        76,000       113,243
  Malaysian Mosaics Berhad.............................        79,000       104,494
  Mega First Corp. Berhad..............................       358,000       248,175
  Minho (Malaysia) Berhad..............................       105,000       125,498
  Muda Holdings Berhad.................................       148,000       130,900
  Nam Fatt Berhad......................................       143,000       361,773
  PJ Development Holdings Berhad.......................       380,000       316,414
  Palmco Holdings Berhad...............................       229,000       279,179
  Parit Perak Holdings Berhad..........................       228,000       294,311
  SCB Developments Berhad..............................       165,000       206,414
  *Sateras Resources (Malaysia) Berhad.................       292,000       216,382
  Selangor Dredging Berhad.............................       159,000       126,060
  Selangor Properties Berhad...........................       439,000       468,733
  Shangri-la Hotels (Malaysia) Berhad..................       422,000       442,175
  South Malaysia Industries Berhad.....................       240,000       185,498
  Taiping Consolidated Berhad..........................       292,000       238,486
  Tan & Tan Developments Berhad........................       409,000       400,853
  Tradewinds Malaysia Berhad...........................       118,000       188,048
  Tronoh Mines Malaysia Berhad.........................        62,000       217,371
  Uniphone Telecommunications Berhad...................       212,000       224,669
  Utusan Melayu (Malaysia) Berhad......................        56,000        66,486
  *Wembley Industries Holdings Berhad..................       128,000       137,689
  Westmont Industries Berhad...........................       139,000       153,398
  Worldwide Holdings Berhad............................        83,000       105,817
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,285,094)...................................                  16,215,948
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
  *Malaysian Ringetts (Cost $2,457,261)................                   2,456,957
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $20,742,355)...................................                  18,672,905
                                                                       ------------
AUSTRALIA -- (4.0%)
COMMON STOCKS -- (3.8%)
  A.P. Eagers, Ltd.....................................        16,699        40,751
  #AAPC, Ltd...........................................       831,029       526,008
  *AWA, Ltd............................................       295,133       173,303
  Aberfoyle, Ltd.......................................       124,736       370,983
  #Adelaide Brighton, Ltd..............................       206,951       299,860
  Aerodata Holdings, Ltd...............................        52,987        25,053
  Ashton Mining, Ltd...................................       389,300       623,450
  Atkins Carlyle, Ltd..................................        40,465       138,864
  Australian Chemical Holdings, Ltd....................        46,022       126,347
  Australian Oil & Gas Corp., Ltd......................        60,837        95,109
  Australian Resources, Ltd............................       296,363       153,685
  Avatar Industries, Ltd...............................        76,770        77,865
  Bridgestone Australia, Ltd...........................        26,822        70,773
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Caltex Australia, Ltd................................       147,680  $    506,795
  *Cambridge Gulf Exploration NL.......................        93,366        12,816
  Capral Aluminium, Ltd................................       143,208       518,751
  Central Equity, Ltd..................................        86,419        96,219
  Centro Properties, Ltd...............................       148,233       247,564
  Consolidated Rutile, Ltd.............................       223,352       149,889
  *Coplex Resources NL.................................       261,219        80,679
  Country Road, Ltd....................................        73,108        93,106
  Coventry Group, Ltd..................................        43,852       173,896
  Crane (G.E) Holdings, Ltd............................        56,212       535,842
  *Crevet, Ltd.........................................        46,997        31,181
  *Cudgen RZ, Ltd......................................        47,724       101,904
  *Cumnock Coal, Ltd...................................        40,710        52,777
  *Davids Limited......................................       304,153       287,615
  *Denehurst, Ltd......................................        78,163         4,471
  *Devex, Ltd..........................................       141,218        38,231
  *Dome Resources NL...................................       195,839        25,389
  *Dominion Mining, Ltd................................       116,119        66,414
  *ERG, Ltd............................................       147,737       183,643
  Eltin, Ltd...........................................       101,114       202,028
  *Equatorial Mining NL................................       439,930        80,518
  FAI Insurances, Ltd..................................       403,996       215,662
  FAI Life, Ltd........................................       152,560        90,747
  Finemore Holdings, Ltd...............................        38,076        92,918
  *Foodland Associated, Ltd............................       153,508       965,790
  Forrester Parker Group, Ltd..........................        70,669        70,060
  Gazal Corp., Ltd.....................................        89,069        74,037
  *General Gold Resources NL...........................       135,245        20,628
  *Gold Mines of Australia, Ltd........................       399,336        47,203
  Goldfields, Ltd......................................       307,753       509,284
  Gowing Bros., Ltd....................................        60,124       119,212
  Green's Foods, Ltd...................................        81,301        29,760
  Gwalia Consolidated, Ltd.............................        83,313       155,660
  Hancock and Gore, Ltd................................        48,711        47,548
  Harris Scarfe Holdings, Ltd..........................        63,600        80,027
  *Healthscope, Ltd....................................        84,380        40,540
  *Hudson Conway, Ltd..................................        20,628       203,716
  Iama, Ltd............................................        90,352       196,372
  *Intag International, Ltd............................        93,568        19,266
  Ipoh, Ltd............................................       103,132       173,027
  JNA Telecommunications, Ltd..........................        38,610        31,505
  Jupiters, Ltd........................................       311,350       712,308
  KLZ, Ltd.............................................        74,394       182,680
  *Kingstream Resources NL.............................        81,521        57,195
  Kurts (Peter) Properties, Ltd........................        95,367        99,636
  *Lachlan Resources NL................................       217,903        38,220
  Lanes, Ltd...........................................        10,033        21,117
  *MRI Holdings, Ltd...................................        87,075        51,795
  *MacMahon Holdings, Ltd..............................       131,384       104,201
  Memtec, Ltd..........................................        12,138       280,008
  Metal Manufactures, Ltd..............................       281,927       610,595
  Mirvac, Ltd..........................................       204,437       442,768
  National Consolidated, Ltd...........................       260,155       208,314
  National Foods, Ltd..................................       410,849       579,631
  Northern Building Society, Ltd.......................        23,034        47,428
  *Orbital Engine Corp., Ltd...........................       165,000       103,180
  *Payce Consolidated, Ltd.............................        74,466        42,023
  *Peptide Technology, Ltd.............................       153,432        57,334
  Permanent Trustee Co., Ltd...........................        17,733        63,153
  Pirelli Cables Australia, Ltd........................       111,800        57,976
  Primac Holdings, Ltd.................................        22,084        53,555
  #QUF Industries, Ltd.................................       115,523       273,104

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Savage Resources, Ltd...............................       709,593  $    692,655
  Schaffer Corp., Ltd..................................        14,106        26,893
  Sea World Property Trust.............................        61,000        79,082
  Simeon Wines, Ltd....................................        32,174        83,422
  *Solution 6 Holdings, Ltd............................        28,900        22,039
  Southern Cross Broadcasting (Australia), Ltd.........        35,265       143,878
  *Spectrum Network Systems, Ltd. Series B.............       149,597        36,507
  Spicers Paper, Ltd...................................       161,639       263,790
  *St. Barbara Mines, Ltd..............................       178,304        87,024
  *Star Mining Corp. NL................................       302,691        41,550
  Tassal, Ltd..........................................       179,116        36,197
  *Techniche, Ltd......................................        34,687        52,905
  Thakral Holdings Group...............................       636,426       412,539
  *Ticor, Ltd..........................................       324,754       289,760
  *Titan Resources NL..................................       125,121        30,057
  *Union Gold Mining Co. NL............................       118,986        71,684
  Visions Systems, Ltd.................................        15,722        83,927
  Walker Corp., Ltd....................................       343,043       248,525
  Wesfi, Ltd...........................................        63,214        99,789
  Westralian Sands, Ltd................................       106,985       318,189
  White (Joe) Maltings, Ltd............................        24,899        92,472
  *Wide Bay Capricorn Building Society, Ltd............        13,872        29,092
  Wills (W.D. & H.O.) Holdings, Ltd....................       176,529       262,512
  *Wiluna Mines, Ltd...................................       224,333       104,357
  Yates (Arthur) and Co. Property, Ltd.................       119,804        84,967
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,201,295)...................................                  17,174,774
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Australian Dollar (Cost $954,244)...................                     948,357
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $16,155,539)...................................                  18,123,131
                                                                       ------------
SWITZERLAND -- (3.6%)
COMMON STOCKS -- (3.6%)
  *Attisholz Holding AG, Attisholz.....................         1,670       710,739
  Banque Privee Edmond de Rothschild SA, Geneve........           105       371,527
  *Biber Holding AG, Biberist..........................        22,500         5,567
  Bucher Holding AG, Niederweningen....................         2,125     2,133,263
  Calida Holding AG, Oberkirch.........................           100        98,268
  Canon (Schweiz) AG, Dietlikon........................         9,900       601,909
  Carlo Gavazzi Holding AG, Baar Series B..............           230       172,358
  Coop Bank, Basel.....................................           370       227,572
  Daetwyler Holding AG, Atldorf........................           940     1,741,110
  *Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................         5,035     1,413,146
  *Financiere Tradition, Lausanne......................            30        18,452
  *Galenica Holding AG, Bern Series B..................         3,115     1,358,752
  Golay-Buchel Holding SA, Lausanne....................           125        93,673
  *Industrieholding Cham AG, Cham......................           325       225,168
  Keramik Holding AG Laufen, Laufen....................         1,540       838,317
  Kuehne & Nagel International AG, Schindellegi........           700       410,746
  *Maag Holding AG, Zuerich............................         1,900       361,329
  Magazine Zum Globus, Zuerich.........................         2,175     1,260,869
  Porst Holding AG, Jegenstorf.........................         1,500       222,693
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....            50  $     33,227
  *Swisslog Holding AG, Aarau..........................         1,360       480,735
  *UMS Schweizerische Metallwerke Holding AG, Bern.....         3,200       264,687
  Unigestion Holding, Geneve...........................         9,200       442,276
  Vaudoise Assurances Holding, Lausanne................           189       402,853
  Vaudoise d'Electricite SA, Morges....................            95       178,650
  *Von Moos Holding AG, Luzern.........................         9,000       101,485
  *WMH Walter Meier Holding AG, Staefa.................           260       156,607
  Zellweger Luwa AG, Uster.............................           590       450,477
  *Zschokke Holding SA, Geneve.........................         1,950       516,967
  *Zueblin Holding AG, Zuerich.........................         3,300       163,309
  Zuercher Ziegeleien Holding, Zuerich.................         2,000     1,046,306
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,358,167)...................................                  16,503,037
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $1)..............................                           0
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $16,358,168)...................................                  16,503,037
                                                                       ------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
  *Acieras y Forjas de Azcoita SA......................         2,613        74,631
  *BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................        36,200        84,617
  *Banco de Vitoria SA.................................         3,678        53,033
  Banco Guipuzcoano SA.................................        19,247       728,085
  Banco Pastor SA......................................        24,600     1,531,120
  Banco Zaragozano SA..................................        51,800     1,271,715
  Bodegas y Bebidas SA.................................         5,959       200,694
  Construcciones Lain SA...............................       230,300       417,279
  Cubiertas y Mzov SA..................................         1,925       208,342
  *EPPIC (European Paper and Packaging Investment
    Corporation SA) (In Liquidation)...................        43,400        30,914
  ESSA (Estacionamientos Subterraneos SA)..............         9,400       187,870
  Empresa Nacional de Celulosa SA......................        54,900       806,795
  Europistas Concesionaria Espanola SA.................        88,900       716,241
  Fabricacion de Automoviles Renault de Espana SA......         9,146       189,751
  *Filo SA.............................................        65,600       212,769
  GESA (Gas y Electricidad SA).........................        20,500     1,141,252
  Grupo Anaya SA.......................................        10,400       201,383
  *Grupo Fosforera SA..................................        12,060        30,025
  *Huarte SA...........................................        12,900        61,110
  Inbesos SA...........................................         3,200        33,527
  *Inmobiliaria Urbis SA...............................       144,300     1,072,770
  *Inmobiliaria Zabalburu SA...........................         7,501       150,435
  *Nueva Montana Quijano SA Series B...................       122,740       101,859
  OCP Construcciones SA................................        20,100       973,029
  Omsa Alimentacion SA.................................         6,820        33,581
  *Pescanova SA........................................         3,000        40,768
  Sarrio SA............................................       216,615       772,983
  Tableros de Fibras SA Series B.......................        38,487       468,445
  *#Tavex Algodonera SA................................        17,800       214,806

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Unipapel SA..........................................        17,029  $    329,746
  Uralita SA...........................................        63,500       614,800
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,735,173)...................................                  12,954,375
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $69,845).......................                      69,871
                                                                       ------------
TOTAL -- SPAIN
  (Cost $10,805,018)...................................                  13,024,246
                                                                       ------------
ITALY -- (2.8%)
COMMON STOCKS -- (2.8%)
  *Ansaldo Trasporti SpA...............................       497,000       463,581
  *#Attivita Immobiliari...............................       310,000       334,908
  *Banca Nazionale dell'Agricoltura SpA................     1,637,500       946,403
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................       172,500       259,682
  *Banco di Napoli.....................................     1,430,000       493,523
  Bassetti SpA.........................................        69,000       254,997
  *Brioschi Finanziaria SpA, Milano....................       100,000         9,741
  #CEMENTIR (Cementarie del Tirreno SpA), Roma.........       810,000       462,406
  #Caltagirone SpA.....................................     1,040,000       614,582
  *Cantoni ITC SpA.....................................        37,500        42,173
  #Cementeria di Augusta SpA...........................       142,500       182,973
  *Cia Assicuratrice Unipol SpA........................       196,728       521,464
  #Comau SpA...........................................       295,500       950,750
  Ericsson SpA.........................................       128,500     2,150,643
  *FONSPA (Credito Fondiaro e Industriale Istituto per
    i Finanziamenti a Medio e Lungo Termine SpA).......       527,000       496,231
  *Finarte Casa d'Aste SpA (Milano)....................        75,000        48,527
  *Finarte Partecipazioni Pro Arte SpA.................       221,640       138,435
  *Fincasa 44 SpA......................................       175,000        15,497
  *Gabetti Holding SpA.................................       110,000        50,003
  *Grassetto SpA.......................................       110,000        26,313
  *Impregilo SpA.......................................       655,000       477,165
  *Linificio & Canapificio Nazionale SpA...............       185,000        83,550
  #Maffei SpA..........................................        90,500       117,539
  Magona d'Italia SpA, Firenze.........................         9,000        44,960
  Marangoni SpA, Rovereto..............................        63,000       158,904
  *Milano Assicurazioni SpA............................        61,000       133,603
  #Montefibre SpA, Milano..............................       262,464       141,311
  *Necchi SpA..........................................        50,000        18,449
  *Premafin Finanziaria SpA............................     2,615,000       756,450
  Riva Finanziaria SpA.................................        86,000       304,622
  SISA (Societa Imballaggi Speciali Asti SpA)..........       100,000        69,662
  #SOPAF (Societa Partecipazioni Finanziarie SpA)......       580,000       552,984
  *Saffa SpA, Milano...................................       172,060       311,839
  *Stayer SpA..........................................        65,000        49,693
  *Stefanel SpA........................................       240,000       361,296
  Vianini Industria SpA................................       255,000       107,787
  #Vianini Lavori SpA..................................       232,500       350,006
  Zucchi (Vincenzo) SpA................................        60,000       313,478
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,380,832)...................................                  12,816,130
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
  *Banco di Napoli SpA Rights..........................     1,430,000  $      1,266
  *Unipol SpA Warrants.................................        56,208        15,032
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $82,659).......................................                      16,298
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $15,940).........................                      15,755
                                                                       ------------
TOTAL -- ITALY
  (Cost $13,479,431)...................................                  12,848,183
                                                                       ------------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.3%)
  Alma Industri & Handel AB Series B...................         8,000       190,119
  Angpannefoereningen AB Series B......................         7,650       128,447
  Argonaut AB Series A.................................        88,100       166,130
  *Argonaut AB Series B................................       186,600       361,511
  B & N Bylock & Nordsjoefrakt AB Series B.............        69,300       805,554
  BPA AB Series A......................................        64,900       180,220
  BPA AB Series B......................................        49,700       134,801
  Beijer AB Series B...................................         8,000       115,725
  Benima Ferator Engineering AB........................        10,600        50,382
  Berg (C.F.) & Co. AB Series B........................         8,200        39,716
  Bongs Fabriker AB Series B...........................        11,400        85,399
  Boras Waefveri AB Series B...........................        15,900       129,377
  *#Concordia Maritime AB Series B.....................       107,800       285,425
  *Evidentia Fastigheter AB Series A...................        30,410       153,965
  *Evidentia Fastigheter AB Series B...................         3,900        19,191
  FFNS Gruppen AB Series B.............................        26,800       224,992
  *Fastighits AB Celtica...............................        11,000        51,857
  Forcenergy AB Series B...............................        40,700       494,130
  *Frontline AB........................................       167,500       592,767
  Geveko AB Series B...................................        16,800       202,880
  *ICB Shipping AB Series B............................       101,000     1,141,427
  JP Bank Series A.....................................        34,100       171,766
  JP Bank Series B.....................................        18,400        92,683
  Jacobson and Widmark AB..............................        22,900       109,435
  Kjessler & Mannerstrale AB...........................         4,900        29,745
  Klippans Finpappersbruk AB...........................        23,400        93,086
  Kloevern Foervaltnings AB Series B...................       258,200       710,321
  NH Nordiska Holding AB...............................        86,500       120,659
  *#Nordstroem & Thulin AB Series B....................       326,400       800,982
  *Piren AB............................................        16,018       105,508
  Platzer Bygg AB Series B.............................        77,200       169,506
  *Prifast AB..........................................         9,400        88,628
  *Sandblom & Stohne AB Series B.......................         5,800        56,932
  Scandiaconsult AB....................................        18,700       113,516
  *Sifab Fastignets AB.................................        35,500       197,158
  *Solitair Kapital AB.................................       242,400       212,892
  *Spendrups Bryggeri AB Series B......................        23,600       170,694
  *#Stena Line AB Series B.............................       212,300     1,028,253
  VBB Gruppen AB Series B..............................        40,500       164,772
  Westergyllen AB Series B.............................         6,800       136,132
  *Wihlborg & Son AB Series B..........................       224,800       406,484
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,565,460)....................................                  10,533,167
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Swedish Krona (Cost $949,267).......................                     945,744
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Wihlborg & Son AB Warrants Series B 12/20/00 (Cost
    $0)................................................        46,200  $     32,819
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $10,514,727)...................................                  11,511,730
                                                                       ------------
SINGAPORE -- (2.5%)
COMMON STOCKS -- (2.2%)
  Apollo Enterprises, Ltd..............................       138,000       122,688
  Bonvests Holdings, Ltd...............................       319,000       267,973
  *CK Tang, Ltd........................................        52,000        63,339
  Carnaudmetalbox Asia, Ltd............................       110,000       232,552
  Chevalier Singapore Holdings, Ltd....................       144,000        48,890
  Chuan Hup Holdings, Ltd..............................       296,000       219,643
  Cosco Investment (Singapore), Ltd....................       165,000       146,692
  Focal Finance, Ltd...................................        82,000       144,655
  *General Magnetics, Ltd..............................       128,000        39,426
  Haw Par Brothers International, Ltd..................       304,000       680,994
  Hind Hotels International, Ltd.......................        99,000       167,021
  Hong Kok Corp., Ltd..................................       225,000       379,594
  Hotel Grand Central, Ltd.............................       276,700       232,440
  Hotel Plaza, Ltd.....................................       660,000       395,030
  Hwa Hong Corp., Ltd..................................       230,000       391,250
  *Hwa Tat Lee, Ltd....................................       207,000        55,789
  Insurance Corp. of Singapore, Ltd....................        83,000       174,309
  Intraco, Ltd.........................................       145,000       194,890
  Isetan (Singapore), Ltd..............................        49,000        99,475
  Jack Chia-MPH, Ltd...................................       208,000       209,674
  *Jurong Engineering, Ltd.............................        54,000       129,282
  Keppel Marine Industries, Ltd........................       303,000       322,408
  LC Development, Ltd..................................       198,000       152,468
  Lee Kim Tah Holdings, Ltd............................        72,000        52,419
  Liang Court Holdings, Ltd............................       778,600       501,443
  Lim Kah Ngam, Ltd....................................       107,000       118,348
  Low Keng Huat Singapore, Ltd.........................       181,000        73,490
  Metro Holdings, Ltd..................................       172,800       556,444
  Neptune Orient Lines, Ltd............................       900,000       812,741
  Pacific Carriers, Ltd................................       495,000       339,587
  Prima, Ltd...........................................        56,000       192,874
  Republic Hotels and Resorts, Ltd.....................       114,000       127,686
  Robinson & Co., Ltd..................................         3,000        15,121
  SNP Corp., Ltd.......................................        72,500        49,737
  *Scotts Holdings, Ltd................................       358,000       288,204
  Shangri-la Hotel, Ltd................................        66,000       198,670
  Singapura Building Society, Ltd......................        65,000        63,248
  *Tat Lee Finance, Ltd................................        60,000        71,404
  Tibs Holdings, Ltd...................................        75,000       110,781
  Times Publishing, Ltd................................       200,000       448,022
  Tuan Sing Holdings, Ltd..............................       283,000       104,998
  United Engineers, Ltd................................       254,000       400,070
  United Overseas Finance, Ltd.........................       110,000       132,447
  Vickers Ballas Holdings, Ltd.........................       298,000       260,763
  WBL Corp., Ltd.......................................        82,000       243,388
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,826,728)...................................                  10,032,367
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

INVESTMENT IN CURRENCY -- (0.3%)
  *Singapore Dollars (Cost $1,099,135).................                $  1,100,928
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $11,925,863)...................................                  11,133,295
                                                                       ------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Banque Belgo-Zairoise Belgolaise SA..................            83        33,308
  Belge des Betons.....................................           626       280,510
  Belvuco NV...........................................           500       107,771
  Bernheim-Comofi SA...................................         9,640       477,079
  CFE (Compagnie Francois d'Entreprises)...............         2,996       803,805
  Fabrique de Fer de Charleroi.........................           220       612,706
  Floridienne NV.......................................         1,900        93,222
  *Forges de Clabecq SA................................         1,760         3,794
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................         1,800        23,381
  *Immobel (Cie Immobiliere de Belgique SA)............        17,260     1,292,297
  *Papeteries de Catala SA.............................           450        54,814
  *Recticel SA.........................................        58,686       790,580
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................           275        60,444
  Sapec SA.............................................         6,401       276,844
  Ter Beke NV..........................................         1,600       140,669
  Uco Textiles NV......................................         2,000       226,319
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,879,662)....................................                   5,277,543
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $17,040).......................                      17,206
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,896,702)....................................                   5,294,749
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99)
    (Cost $21,972,000).................................  $     21,972    21,972,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $476,085,584)++................................                $452,127,726
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $476,470,836.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (52.9%)
Farm Credit System Financial Assistance Corp.
    9.375%, 07/21/03...................................  $     2,000   $  2,252,500
    8.800%, 06/10/05...................................        1,000      1,100,000
Federal Farm Credit Bank
    6.560%, 08/05/02...................................        2,000      1,989,480
    6.320%, 09/09/02...................................        1,000        984,150
    6.875%, 04/04/03...................................        1,190      1,201,364
    7.030%, 06/24/03...................................        2,000      2,028,820
    7.160%, 05/19/10...................................        3,000      3,028,950
Federal Home Loan Bank
    7.190%, 04/27/01...................................        7,000      7,120,189
    6.290%, 07/03/02...................................        3,100      3,049,687
    6.225%, 10/17/02...................................        2,000      1,959,400
    5.930%, 03/07/03...................................       10,085      9,704,795
    5.440%, 10/15/03...................................        1,000        934,190
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................        2,000      2,049,600
    6.130%, 02/27/06...................................        1,000        946,840
Federal National Mortgage Association
    7.050%, 11/12/02...................................        2,000      2,033,420
    6.800%, 01/10/03...................................        6,000      6,041,819
    6.710%, 05/21/03...................................        2,000      1,996,460
    6.050%, 06/30/03...................................        3,000      2,897,069
    5.450%, 10/10/03...................................        2,000      1,869,620
    7.400%, 07/01/04...................................        1,000      1,034,210
    7.375%, 03/28/05...................................        1,000      1,026,340
    6.220%, 03/13/06...................................        3,070      2,924,144
Student Loan Marketing Association
    5.850%, 06/01/07...................................        1,000        919,740
Tennessee Valley Authority
    6.375%, 06/15/05...................................        5,000      4,831,250
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $64,073,668)...................................                  63,924,037
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

U.S. TREASURY OBLIGATIONS -- (45.5%)
U.S. Treasury Bonds
    11.625%, 11/15/02..................................  $     5,340   $  6,576,050
    10.750%, 02/15/03..................................        4,000      4,787,599
    10.750%, 05/15/03..................................        8,000      9,628,960
    11.125%, 08/15/03..................................        2,000      2,456,340
    11.875%, 11/15/03..................................        3,000      3,820,410
    12.375%, 05/15/04..................................        1,000      1,316,530
    12.000%, 05/15/05..................................        5,000      6,624,399
    10.750%, 08/15/05..................................        2,000      2,508,920
    9.375%, 02/15/06...................................        4,000      4,714,040
U.S. Treasury Notes
    15.750%, 11/15/01..................................        1,750      2,370,007
    14.250%, 02/15/02..................................        3,750      4,913,475
    7.500%, 05/15/02...................................        2,000      2,083,060
    7.250%, 05/15/04...................................        3,000      3,108,690
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $55,154,599)...................................                  54,908,480
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (0.9%)
European Investment Bank
    9.125%, 06/01/02 (Cost $1,102,197).................        1,000      1,101,250
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.25%, 06/02/97 (Collateralized by U.S. Treasury
      Notes 6.00%, 08/15/99)
      (Cost $854,000)..................................          854        854,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $121,184,464)++................................                $120,787,767
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                 SHARES            VALUE+
                                                                                            ----------------  ----------------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company....        75,592,738  $    756,281,051
                                                                                                              ----------------
    Total Investments (100%) (Cost $749,766,623)++........................................                    $    756,281,051
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++ The cost for federal income tax purposes is $753,930,942.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                 FACE
                                                                                AMOUNT       VALUE+
                                                                               ---------  -------------
                                                                                 (000)

U.S. TREASURY OBLIGATIONS -- (99.0%)
U.S. Treasury Notes
  5.875%, 01/31/99...........................................................  $  12,000  $  11,954,759
  5.875%, 02/28/99...........................................................      3,000      2,986,740
  6.875%, 07/31/99...........................................................      7,000      7,086,449
  8.000%, 08/15/99...........................................................      2,000      2,069,860
  7.125%, 09/30/99...........................................................      6,000      6,108,719
  7.500%, 10/31/99...........................................................     62,000     63,623,154
  7.875%, 11/15/99...........................................................     47,000     48,644,995
  7.750%, 11/30/99...........................................................     44,000     45,430,876
                                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $187,583,467)..........................               187,905,552
                                                                                          -------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%, 06/02/97
    (Collateralized by U.S. Treasury Notes 6.00%, 08/15/99) (Cost
    $1,836,000)..............................................................      1,836      1,836,000
                                                                                          -------------
  TOTAL INVESTMENTS -- (100.0%) (Cost $189,419,567)++........................             $ 189,741,552
                                                                                          -------------
                                                                                          -------------

--------------

++ Approximates cost for federal income tax purposes.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                 SHARES            VALUE+
                                                                                            ----------------  ----------------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust
  Company.................................................................................        34,998,608  $    361,539,424
                                                                                                              ----------------
    Total Investments (100%) (Cost $351,814,454)++........................................                    $    361,539,424
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++ Approximates cost for federal income tax purposes.

--------------

+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements

                     THE DFA GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
CANADA -- (24.0%)
BONDS -- (24.0%)
British Columbia (Province of)
    7.750%, 06/16/03...................................        6,750   $  5,257,658
Canada (Government of)
    7.250%, 06/01/03...................................       14,000     10,723,296
European Investment Bank
    9.000%, 12/06/01...................................        2,000      1,611,992
General Electric Capital Canada, Inc.
    8.000%, 12/29/00...................................        5,000      3,879,716
    8.250%, 12/29/00...................................        6,684      5,213,026
Kansai International Airport Co., Ltd.
    8.000%, 07/02/03...................................        7,000      5,458,469
Oesterreichische Kontrollbank AG Euro Medium Term Notes
    7.000%, 12/31/01...................................        7,140      5,356,681
SNCF (Societe Nationale des Chemins de Fer Francaise)
    9.250%, 12/20/01...................................        3,570      2,890,332
Toyota Credit Canada Inc.
    7.375%, 12/31/01...................................       10,503      7,993,811
                                                                       ------------
TOTAL BONDS
  (Cost $49,324,208)...................................                  48,384,981
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Canadian Dollars (Cost $1)..........................                           2
                                                                       ------------
TOTAL -- CANADA
  (Cost $49,324,209)...................................                  48,384,983
                                                                       ------------
JAPAN -- (19.7%)
BONDS -- (19.7%)
Asian Development Bank
    5.625%, 02/18/02...................................      400,000      3,993,127
    5.000%, 02/05/03...................................      800,000      7,890,035
Austria (Republic of)
    6.250%, 10/16/03...................................      500,000      5,268,041
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................      868,000      7,654,656
Inter-American Development Bank
    6.000%, 10/30/01...................................      500,000      5,034,364
    2.250%, 02/05/02...................................      500,000      4,342,784
Japan Development Bank
    6.500%, 09/20/01...................................      550,000      5,622,852
                                                                       ------------
TOTAL BONDS
  (Cost $39,624,188)...................................                  39,805,859
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $2)..............................                           2
                                                                       ------------
TOTAL -- JAPAN
  (Cost $39,624,190)...................................                  39,805,861
                                                                       ------------
GERMANY -- (17.0%)
BONDS -- (17.0%)
Belgium (Kingdom of)
    7.000%, 05/30/02...................................        7,000      4,459,274

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Germany (Federal Republic of)
    8.250%, 09/20/01...................................       13,000   $  8,640,550
    8.000%, 01/21/02...................................        8,000      5,288,707
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................       14,700      8,786,454
Minnesota Mining and Manufacturing Co.
    5.000%, 10/15/01...................................        4,700      2,781,498
World Bank (International Bank for Reconstruction and
  Development)
    6.125%, 09/27/02...................................        7,000      4,300,761
                                                                       ------------
TOTAL BONDS
  (Cost $37,481,899)...................................                  34,257,244
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $2)..............................                           2
                                                                       ------------
TOTAL -- GERMANY
  (Cost $37,481,901)...................................                  34,257,246
                                                                       ------------
FRANCE -- (16.6%)
BONDS -- (16.6%)
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................       31,200      5,542,703
Credit Locale de France SA
    7.000%, 05/12/03...................................       31,000      5,831,029
Europe Coal and Steel
    7.000%, 05/14/03...................................       10,000      1,888,600
France (Government of)
    6.750%, 10/25/03...................................       17,000      3,173,510
France (Government of) BTAN
    4.750%, 03/12/02...................................       30,000      5,183,992
Regie Autonome des Transports Parisiens SA
    6.000%, 09/24/03...................................       28,000      5,013,513
SNCF (Societe Nationale des Chemins de Fer Francais)
    9.000%, 04/02/03...................................       20,000      4,104,989
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................       15,500      2,806,220
                                                                       ------------
TOTAL -- FRANCE
  (Cost $35,210,895)...................................                  33,544,556
                                                                       ------------
AUSTRALIA -- (9.2%)
BONDS -- (9.2%)
ABN-Amro Australia, Ltd.
    8.250%, 11/03/00...................................        5,800      4,608,862
New South Wales Treasury Corp. Euro Medium Term Notes
    8.750%, 04/18/02...................................        2,000      1,624,342
Queensland Treasury Corp.
    8.000%, 05/14/03...................................        7,000      5,546,404
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      3,373,431
    10.750%, 03/12/02..................................        2,000      1,737,970

THE DFA GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
State Bank of South Australia
    11.000%, 04/10/02..................................        2,000   $  1,758,560
                                                                       ------------
TOTAL BONDS
  (Cost $18,764,656)...................................                  18,649,569
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $1).........................                           1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $18,764,657)...................................                  18,649,570
                                                                       ------------
UNITED STATES -- (5.6%)
U.S. TREASURY OBLIGATIONS -- (5.6%)
U.S. Treasury Notes
    5.625%, 11/30/98...................................        3,000      2,981,279
    8.000%, 08/15/99...................................        5,000      5,176,562
    7.500%, 10/31/99...................................        3,000      3,079,219
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $11,285,257)...................................                  11,237,060
                                                                       ------------
UNITED KINGDOM -- (3.6%)
BONDS -- (3.6%)
Nippon Telegraph & Telephone Corp.
    10.875%, 05/10/01..................................        2,000      3,636,096
Tokyo Electric Power Co., Ltd.
    11.000%, 06/05/01..................................        2,000      3,634,138
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $6,840,238)....................................                   7,270,234
                                                                       ------------
NETHERLANDS -- (2.7%)
BONDS -- (2.7%)
Netherlands (Kingdom of)
    5.750%, 09/15/02 (Cost $5,382,653).................       10,000      5,396,246
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $3,241)...................                       3,281
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,385,894)....................................                   5,399,527
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    5.50%, 11/15/98)...................................        3,356      3,356,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,273,241)++................................                $201,905,037
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                         THE U.S.      THE U.S.     THE ENHANCED
                                                        THE U.S. 9-10   6-10 SMALL      LARGE        U.S. LARGE
                                                        SMALL COMPANY    COMPANY       COMPANY        COMPANY
                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                        -------------  ------------  ------------  --------------
                                                              (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................  $   1,223,745  $    279,221  $    265,459   $     26,018
Receivables
    Dividends and Interest............................            749            --            --             --
    Investment Securities Sold........................          2,341            --            --             --
    Fund Shares Sold..................................            801           131           320             39
Prepaid Expenses and Other Assets.....................             79            13            31             31
                                                        -------------  ------------  ------------  --------------
        Total Assets..................................      1,227,715       279,365       265,810         26,088
                                                        -------------  ------------  ------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased...........          2,237            44           292             39
Payable for Fund Shares Redeemed......................            203            87            28             --
Accrued Expenses and Other Liabilities................            672            88            25              6
                                                        -------------  ------------  ------------  --------------
        Total Liabilities.............................          3,112           219           345             45
                                                        -------------  ------------  ------------  --------------
NET ASSETS............................................  $   1,224,603  $    279,146  $    265,465   $     26,043
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE.....................    105,099,936    19,364,484    10,501,099      2,126,134
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........  $       11.65  $      14.42  $      25.28  $       12.25
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
PUBLIC OFFERING PRICE PER SHARE.......................  $       11.65  $      14.42  $      25.28  $       12.25
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------
Investments at Cost...................................  $     993,254  $    221,051  $    180,165  $      22,696
                                                        -------------  ------------  ------------  --------------
                                                        -------------  ------------  ------------  --------------

                                                                              THE U.S.      THE U.S.    THE DFA REAL
                                                                             SMALL CAP     LARGE CAP       ESTATE
                                                                               VALUE         VALUE       SECURITIES
                                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                            ------------  ------------  -------------
                                                                               (AMOUNTS IN THOUSANDS, EXCEPT SHARE
                                                                                            AMOUNTS)
ASSETS:
Investments at Value......................................................  $  1,600,143  $    683,153   $    93,724
Receivables
    Dividends and Interest................................................            --            --           173
    Fund Shares Sold......................................................           875           872            28
Prepaid Expenses and Other Assets.........................................           104            54            13
                                                                            ------------  ------------  -------------
        Total Assets......................................................     1,601,122       684,079        93,938
                                                                            ------------  ------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased...............................           875           735         2,348
Payable for Fund Shares Redeemed..........................................            --           137             9
Accrued Expenses and Other Liabilities....................................           381            85            47
                                                                            ------------  ------------  -------------
        Total Liabilities.................................................         1,256           957         2,404
                                                                            ------------  ------------  -------------
NET ASSETS................................................................  $  1,599,866  $    683,122   $    91,534
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.........................................    86,959,103    39,729,480     6,848,502
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE............................  $      18.40  $      17.19  $      13.37
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
PUBLIC OFFERING PRICE PER SHARE...........................................  $      18.40  $      17.19  $      13.37
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------
Investments at Cost.......................................................  $  1,227,417  $    526,825  $     80,274
                                                                            ------------  ------------  -------------
                                                                            ------------  ------------  -------------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                      THE PACIFIC      THE UNITED
                                                                      THE JAPANESE     RIM SMALL      KINGDOM SMALL
                                                                     SMALL COMPANY      COMPANY          COMPANY
                                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                     --------------  --------------  ---------------
                                                                      (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................................   $    243,896    $    217,237     $   170,438
Receivables
    Investment Securities Sold.....................................            216              90             159
    Fund Shares Sold...............................................              1               1               6
Prepaid Expenses and Other Assets..................................              5              10               8
                                                                     --------------  --------------  ---------------
        Total Assets...............................................        244,118         217,338         170,611
                                                                     --------------  --------------  ---------------
LIABILITIES:
Payable for Fund Shares Redeemed...................................            217              91             165
Accrued Expenses and Other Liabilities.............................            106              82              68
                                                                     --------------  --------------  ---------------
        Total Liabilities..........................................            323             173             233
                                                                     --------------  --------------  ---------------
NET ASSETS.........................................................   $    243,795    $    217,165     $   170,378
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
SHARES OUTSTANDING $.01 PAR VALUE..................................     14,873,641      13,886,090       6,177,912
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....................  $       16.39   $       15.64   $       27.58
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
PUBLIC OFFERING PRICE PER SHARE....................................  $       16.47   $       15.80   $       27.58
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------
Investments at Cost................................................  $     327,031   $     186,616   $     139,642
                                                                     --------------  --------------  ---------------
                                                                     --------------  --------------  ---------------

                                                                            THE           THE
                                                                        CONTINENTAL   INTERNATIONAL   THE RWB/DFA
                                                                           SMALL         SMALL       INTERNATIONAL
                                                                          COMPANY       COMPANY       HIGH BOOK TO
                                                                         PORTFOLIO     PORTFOLIO    MARKET PORTFOLIO
                                                                        ------------  ------------  ----------------
                                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................................  $    309,999   $  148,026     $    288,691
Cash..................................................................            --           25               --
Receivables
    Investment Securities Sold........................................           187           --               --
    Fund Shares Sold..................................................            51          171              373
Prepaid Expenses and Other Assets.....................................            13           53               43
                                                                        ------------  ------------  ----------------
        Total Assets..................................................       310,250      148,275          289,107
                                                                        ------------  ------------  ----------------
LIABILITIES:
Payable for Investment Securities Purchased...........................            --           --               38
Payable for Fund Shares Redeemed......................................           238           14              335
Accrued Expenses and Other Liabilities................................           126           54               43
                                                                        ------------  ------------  ----------------
        Total Liabilities.............................................           364           68              416
                                                                        ------------  ------------  ----------------
NET ASSETS............................................................  $    309,886   $  148,207     $    288,691
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
SHARES OUTSTANDING $.01 PAR VALUE.....................................    20,058,418   15,137,469       20,862,421
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........................  $      15.45  $      9.79   $        13.84
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
PUBLIC OFFERING PRICE PER SHARE.......................................  $      15.60  $      9.86   $        13.84
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------
Investments at Cost...................................................  $    261,362  $   150,342   $      244,976
                                                                        ------------  ------------  ----------------
                                                                        ------------  ------------  ----------------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                                                                    THE DFA        THE DFA
                                                                                                 INTERNATIONAL   INTERMEDIATE
                                                                    THE EMERGING  THE LARGE CAP    SMALL CAP      GOVERNMENT
                                                                      MARKETS     INTERNATIONAL      VALUE       FIXED INCOME
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    ------------  -------------  -------------  --------------
                                                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................................  $    214,785   $    84,825    $   452,128    $    120,788
Cash..............................................................            --            15          1,386              --
Receivables
    Investment Securities Sold....................................            --            77          3,192              --
    Dividends and Interest........................................            --           473          1,935           1,823
    Fund Shares Sold..............................................           301            99            561             475
Prepaid Expenses and Other Assets.................................            45             4             75              14
                                                                    ------------  -------------  -------------  --------------
        Total Assets..............................................       215,131        85,493        459,277         123,100
                                                                    ------------  -------------  -------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased.......................           276            --         14,660              --
Payable for Fund Shares Redeemed..................................            25             5            135              86
Accrued Expenses and Other Liabilities............................            78            44            347              36
                                                                    ------------  -------------  -------------  --------------
        Total Liabilities.........................................           379            49         15,142             122
                                                                    ------------  -------------  -------------  --------------
NET ASSETS........................................................  $    214,752   $    85,444    $   444,135    $    122,978
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE.................................    16,703,880     5,924,180     44,927,042      11,274,361
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....................  $      12.86  $      14.42   $       9.89   $       10.91
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
PUBLIC OFFERING PRICE PER SHARE...................................  $      12.92  $      14.42   $       9.96   $       10.91
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------
Investments at Cost...............................................  $    195,519  $     61,378   $    476,086   $     121,184
                                                                    ------------  -------------  -------------  --------------
                                                                    ------------  -------------  -------------  --------------

                                                                                                    THE DFA
                                                                     THE DFA         THE DFA       TWO-YEAR
                                                                  ONE-YEAR FIXED    FIVE-YEAR    GLOBAL FIXED   THE DFA GLOBAL
                                                                      INCOME       GOVERNMENT       INCOME       FIXED INCOME
                                                                    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  --------------  -------------  -------------  --------------
                                                                          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value............................................   $    756,281    $   189,742    $   361,539    $    201,905
Cash............................................................             --             --             --              11
Receivables
    Investment Securities Sold..................................             39             --             --              --
    Dividends and Interest......................................             --          2,851             --           5,787
    Fund Shares Sold............................................            460            390            852             571
    Unrealized Gain on Forward Currency Contracts...............             --             --             --           1,153
Prepaid Expenses and Other Assets...............................             59             11            134             107
                                                                  --------------  -------------  -------------  --------------
        Total Assets............................................        756,839        192,994        362,525         209,534
                                                                  --------------  -------------  -------------  --------------
LIABILITIES:
Payable for Investment Securities Purchased.....................             --             --            819           2,612
Payable for Fund Shares Redeemed................................            499             69             33               5
Accrued Expenses and Other Liabilities..........................             68             58             31             101
                                                                  --------------  -------------  -------------  --------------
        Total Liabilities.......................................            567            127            883           2,718
                                                                  --------------  -------------  -------------  --------------
NET ASSETS......................................................   $    756,272    $   192,867    $   361,642    $    206,816
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE...............................     74,032,074     18,888,977     34,971,231      19,492,375
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..................  $       10.22   $      10.21   $      10.34   $       10.61
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
PUBLIC OFFERING PRICE PER SHARE.................................  $       10.22   $      10.21   $      10.34   $       10.61
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------
Investments at Cost.............................................  $     749,767   $    189,420   $    351,814   $     207,273
                                                                  --------------  -------------  -------------  --------------
                                                                  --------------  -------------  -------------  --------------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                                            THE
                                                                  THE U.S.     THE U.S.     THE U.S.     ENHANCED
                                                                 9-10 SMALL   6-10 SMALL      LARGE     U.S. LARGE
                                                                   COMPANY      COMPANY      COMPANY      COMPANY
                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                 -----------  -----------  -----------  -----------
INVESTMENT INCOME
  Dividends....................................................   $   4,171           --           --           --
  Interest.....................................................         453           --           --           --
  Income from Securities Lending...............................         263           --           --           --
  Income Distributions Received................................          --    $     281           --    $     543
  Net Investment Income from The DFA Investment Trust
    Company....................................................          --           --    $   2,109           --
                                                                 -----------  -----------  -----------  -----------
        Total Investment Income................................       4,887          281        2,109          543
                                                                 -----------  -----------  -----------  -----------

EXPENSES
  Investment Advisory Services.................................       2,929           --           --           --
  Administrative Services......................................          --          395          238           21
  Accounting & Transfer Agent Fees.............................         324           10           53           10
  Custodian's Fee..............................................         103           --           --           --
  Legal Fees...................................................          31            1            2           --
  Audit Fees...................................................          33           --            1           --
  Filing Fees..................................................          45           14           20           10
  Shareholders' Reports........................................          36            1            2           --
  Directors' Fees and Expenses.................................          16           --            1           --
  Other........................................................          35            1            1            4
                                                                 -----------  -----------  -----------  -----------
        Total Expenses.........................................       3,552          422          318           45
  Less: Expenses Reimbursed....................................          --           --         (226)          --
                                                                 -----------  -----------  -----------  -----------
  Net Expenses.................................................       3,552          422           92           45
                                                                 -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME (LOSS).................................       1,335         (141)       2,017          498
                                                                 -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital Gain Distributions Received............................          --       25,830           --        3,437
Net Realized Gain (Loss) on Investment Securities..............     102,510        3,177           42         (202)
Change in Unrealized Appreciation (Depreciation) of Investment
 Securities....................................................     (28,764)     (10,740)      26,857         (769)
                                                                 -----------  -----------  -----------  -----------
    NET GAIN ON INVESTMENT SECURITIES..........................      73,746       18,267       26,899        2,466
                                                                 -----------  -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $  75,081    $  18,126    $  28,916    $   2,964
                                                                 -----------  -----------  -----------  -----------
                                                                 -----------  -----------  -----------  -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                 THE U.S     THE U.S.      THE DFA
                                                                                SMALL CAP    LARGE CAP   REAL ESTATE
                                                                                  VALUE        VALUE     SECURITIES
                                                                                PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                               -----------  -----------  -----------
INVESTMENT INCOME
  Dividends..................................................................           --          --    $   2,422
  Interest...................................................................           --          --           62
  Income from Securities Lending.............................................           --          --            2
  Income Distributions Received..............................................  $     1,636   $   3,324           --
                                                                               -----------  -----------  -----------
        Total Investment Income..............................................        1,636       3,324        2,486
                                                                               -----------  -----------  -----------
EXPENSES
  Investment Advisory Services...............................................           --          --          128
  Administrative Services....................................................        2,092         444           --
  Accounting & Transfer Agent Fees...........................................           10          10           45
  Custodian's Fee............................................................           --          --            7
  Legal Fees.................................................................            1           1            3
  Audit Fees.................................................................           --          --            3
  Filing Fees................................................................           72          35            9
  Shareholders' Reports......................................................            4           1            4
  Directors' Fees and Expenses...............................................           --          --            1
  Other......................................................................            3           5            2
                                                                               -----------  -----------  -----------
        Total Expenses.......................................................        2,182         496          202
                                                                               -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS).................................................         (546)      2,828        2,284
                                                                               -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received........................................       55,250      28,840           --
  Net Realized Gain (Loss) on Investment Securities..........................         (282)        (80)         177
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities...............................................................       99,692      33,941        4,833
                                                                               -----------  -----------  -----------
NET GAIN ON INVESTMENT SECURITIES............................................      154,660      62,701        5,010
                                                                               -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................  $   154,114   $  65,529    $   7,294
                                                                               -----------  -----------  -----------
                                                                               -----------  -----------  -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                        THE PACIFIC    THE UNITED
                                                                         THE JAPANESE    RIM SMALL    KINGDOM SMALL
                                                                        SMALL COMPANY     COMPANY        COMPANY
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        --------------  -----------  ---------------
INVESTMENT INCOME
  Net Investment Income From The DFA Investment Trust Company.........   $      1,272    $   1,794      $   2,230
                                                                        --------------  -----------       -------
EXPENSES
  Administrative Services.............................................            471          426            342
  Accounting & Transfer Agent Fees....................................             19           19             19
  Legal Fees..........................................................              5            2              4
  Audit Fees..........................................................              1            1              1
  Filing Fees.........................................................             16           11             10
  Shareholders' Reports...............................................              7            4              3
  Directors' Fees and Expenses........................................              3            2              1
  Other...............................................................              1            1              1
                                                                        --------------  -----------       -------
        Total Expenses................................................            523          466            381
                                                                        --------------  -----------       -------
NET INVESTMENT INCOME.................................................            749        1,328          1,849
                                                                        --------------  -----------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
  Net Realized Gain on Investment Securities..........................            283        1,849          6,543
  Net Realized Gain (Loss) on Foreign Currency Transactions...........            (40)         (62)            68
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................        (49,666)         358         (1,537)
    Translation of Foreign Currency Denominated Amounts...............             71           (9)            11
                                                                        --------------  -----------       -------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.........        (49,352)       2,136          5,085
                                                                        --------------  -----------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $    (48,603)   $   3,464      $   6,934
                                                                        --------------  -----------       -------
                                                                        --------------  -----------       -------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                            THE          THE        THE RWB/DFA
                                                                        CONTINENTAL  INTERNATIONAL INTERNATIONAL
                                                                           SMALL        SMALL       HIGH BOOK TO
                                                                          COMPANY      COMPANY         MARKET
                                                                         PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                        -----------  ------------  --------------
INVESTMENT INCOME
    Interest..........................................................          --    $       22             --
    Income Distributions Received.....................................          --            --     $      655
    Net Investment Income from The DFA Investment Trust Company.......   $   2,753         1,071             --
                                                                        -----------  ------------  --------------
        Total Investment Income.......................................       2,753         1,093            655
                                                                        -----------  ------------  --------------

EXPENSES
    Administrative Services...........................................         607           249             13
    Accounting & Transfer Agent Fees..................................          19            16             10
    Client Service Fee................................................          --            --            170
    Legal Fees........................................................           5             1              1
    Audit Fees........................................................           1             1             --
    Filing Fees.......................................................          14            18             27
    Shareholders' Reports.............................................           6             1              1
    Directors' Fees and Expenses......................................           3             1             --
    Other.............................................................           1             3              5
                                                                        -----------  ------------  --------------
        Total Expenses................................................         656           290            227
    Less: Expenses Reimbursed.........................................          --           (11)            --
                                                                        -----------  ------------  --------------
    Net Expenses......................................................         656           279            227
                                                                        -----------  ------------  --------------
    NET INVESTMENT INCOME.............................................       2,097           814            428
                                                                        -----------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
    Capital Gain Distributions Received...............................          --            --          5,179
    Net Realized Gain (Loss) on Investment Securities.................       5,542           361           (343)
    Net Realized Gain (Loss) on Foreign Currency Transactions.........        (212)          (33)            --
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency....................      20,289        (1,758)         4,909
        Translation of Foreign Currency Denominated Amounts...........        (143)           (8)            --
                                                                        -----------  ------------  --------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.....      25,476        (1,438)         9,745
                                                                        -----------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  27,573    $     (624)    $   10,173
                                                                        -----------  ------------  --------------
                                                                        -----------  ------------  --------------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                     THE DFA        THE DFA
                                                           THE                     INTERNATIONAL INTERMEDIATE
                                                        EMERGING    THE LARGE CAP   SMALL CAP     GOVERNMENT
                                                         MARKETS    INTERNATIONAL     VALUE      FIXED INCOME
                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                       -----------  -------------  ------------  -------------
INVESTMENT INCOME
    Dividends, (Net of Foreign Taxes Withheld of $0,
      $82, $493 and $0, respectively)................          --     $     858     $    3,810            --
    Interest.........................................          --            45            394     $   3,778
    Income from Securities Lending...................          --            28            143            --
    Net Investment Income from The DFA Investment
      Trust Company..................................   $   2,654            --             --            --
                                                       -----------  -------------  ------------  -------------
        Total Investment Income......................       2,654           931          4,347         3,778
                                                       -----------  -------------  ------------  -------------

EXPENSES
    Investment Advisory Services.....................          --           100          1,273            87
    Administrative Services..........................         380            --             --            --
    Accounting & Transfer Agent Fees.................          19            52            216            31
    Custodian's Fee..................................          --            17            163             7
    Legal Fees.......................................           4             4             16             2
    Audit Fees.......................................           1             4             19             2
    Filing Fees......................................          25            12             54            12
    Shareholders' Reports............................           2             5             23             3
    Directors' Fees and Expenses.....................           1             2              9             1
    Other............................................           4             4             20             1
                                                       -----------  -------------  ------------  -------------
        Total Expenses...............................         436           200          1,793           146
                                                       -----------  -------------  ------------  -------------
    NET INVESTMENT INCOME............................       2,218           731          2,554         3,632
                                                       -----------  -------------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities.......         153            68          8,557           166
    Net Realized Loss on Foreign Currency
      Transactions...................................         (61)          (10)           (91)           --
    Change in Unrealized Appreciation (Depreciation)
      of:
        Investment Securities and Foreign Currency...      15,825         2,615        (13,841)       (3,492)
        Translation of Foreign Currency Denominated
          Amounts....................................         (13)           (3)            29            --
                                                       -----------  -------------  ------------  -------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
      FOREIGN CURRENCY...............................      15,904         2,670         (5,346)       (3,326)
                                                       -----------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................   $  18,122     $   3,401     $   (2,792)    $     306
                                                       -----------  -------------  ------------  -------------
                                                       -----------  -------------  ------------  -------------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                       THE DFA                    THE DFA       THE DFA
                                                      ONE-YEAR      THE DFA      TWO-YEAR       GLOBAL
                                                        FIXED      FIVE-YEAR      GLOBAL         FIXED
                                                       INCOME     GOVERNMENT   FIXED INCOME     INCOME
                                                      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                     -----------  -----------  -------------  -----------
INVESTMENT INCOME
  Interest.........................................          --    $   5,806            --     $   4,795
  Income Distributions Received....................   $  23,009           --     $   9,220            --
                                                     -----------  -----------  -------------  -----------
    Total Investment Income........................      23,009        5,806         9,220         4,795
                                                     -----------  -----------  -------------  -----------
EXPENSES
  Investment Advisory Services.....................          --          184            --           229
  Administrative Fees..............................         391           --           170            --
  Accounting & Transfer Agent Fees.................          10           42            10           109
  Custodian's Fee..................................          --           11            --            21
  Legal Fees.......................................           1            3             1             7
  Audit Fees.......................................          --            4            --             9
  Filing Fees......................................          40           15            59            13
  Shareholders' Reports............................           1            4             1            10
  Directors' Fees and Expenses.....................           1            2            --             5
  Other............................................          --            6             5             1
                                                     -----------  -----------  -------------  -----------
    Total Expenses.................................         444          271           246           404
                                                     -----------  -----------  -------------  -----------
  NET INVESTMENT INCOME............................      22,565        5,535         8,974         4,391
                                                     -----------  -----------  -------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Capital Gain Distributions Received..............          --           --           251            --
  Net Realized Gain (Loss) on Investment
    Securities.....................................        (336)          46          (215)          963
  Net Realized Gain on Foreign Currency
    Transactions...................................          --           --            --         8,399
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities and Foreign Currency...      (2,338)      (2,910)          162        (8,825)
      Translation of Foreign Currency Denominated
        Amounts....................................          --           --            --           371
                                                     -----------  -----------  -------------  -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY...............................      (2,674)      (2,864)          198           908
                                                     -----------  -----------  -------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................   $  19,891    $   2,671     $   9,172     $   5,299
                                                     -----------  -----------  -------------  -----------
                                                     -----------  -----------  -------------  -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                      THE U.S. 9-10            THE U.S. 6-10              THE U.S.           THE ENHANCED U.S.
                                      SMALL COMPANY            SMALL COMPANY           LARGE COMPANY           LARGE COMPANY
                                        PORTFOLIO                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 ------------------------  ----------------------  ----------------------  ----------------------
                                 SIX MONTHS                SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS    JULY 3,
                                    ENDED         YEAR        ENDED       ENDED       ENDED       ENDED       ENDED         TO
                                   MAY 31,     ENDED NOV.    MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                                    1997        30, 1996      1997         1996       1997         1996       1997         1996
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
                                 (UNAUDITED)               (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss).....................  $    1,335    $    2,408    $   (141)   $  1,695    $  2,017    $  2,729    $   498     $   300
  Capital Gain Distributions
    Received...................          --            --      25,830      10,281          --         685      3,437          --
  Net Realized Gain (Loss) on
    Investment Securities......     102,510       112,062       3,177        (840)         42          83       (202)          1
Change in Unrealized
  Appreciation (Depreciation)
  of Investment Securities.....     (28,764)       61,134     (10,740)     25,253      26,857      30,957       (769)      4,091
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
    Net Increase in Net Assets
      Resulting from
      Operations...............      75,081       175,604      18,126      36,389      28,916      34,454      2,964       4,392
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------

Distributions From:
  Net Investment Income........      (2,613)         (505)     (1,724)       (218)     (2,091)     (1,899)      (825)         --
  Net Realized Gains...........    (112,075)      (63,526)    (14,685)     (5,838)     (1,083)        (32)    (1,461)         --
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
    Total Distributions........    (114,688)      (64,031)    (16,409)     (6,056)     (3,174)     (1,931)    (2,286)         --
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------

Capital Share Transactions (1):
  Shares Issued................     144,831       244,685     111,983      72,430      64,567      84,328      9,454      25,636
  Shares Issued in Lieu of Cash
    Distributions..............     102,836        59,632      14,417       5,852       2,501       1,569        461          --
  Shares Redeemed..............    (165,261)     (159,560)    (83,165)    (61,065)    (15,102)    (27,774)   (13,786)       (792)
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
    Net Increase (Decrease)
      From Capital Shares
      Transactions.............      82,406       144,757      43,235      17,217      51,966      58,123     (3,871)     24,844
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
    Total Increase (Decrease)..      42,799       256,330      44,952      47,550      77,708      90,646     (3,193)     29,236
NET ASSETS
  Beginning of Period..........   1,181,804       925,474     234,194     186,644     187,757      97,111     29,236          --
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
  End of Period................  $1,224,603    $1,181,804    $279,146    $234,194    $265,465    $187,757    $26,043     $29,236
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..............      12,859        21,310       8,114       5,343       2,775       4,258        825       2,543
    Shares Issued in Lieu of
      Cash Distribution........       9,206         5,684       1,066         469         110          80         43          --
    Shares Redeemed............     (14,344)      (13,545)     (5,933)     (4,459)       (645)     (1,436)    (1,214)        (71)
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
                                      7,721        13,449       3,247       1,353       2,240       2,902       (346)      2,472
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------
                                 -----------   ----------  -----------   --------  -----------   --------  -----------   --------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                    THE U.S.                  THE DFA
                                                          THE U.S.               LARGE CAP VALUE      REAL ESTATE SECURITIES
                                                       SMALL CAP VALUE              PORTFOLIO                PORTFOLIO
                                                          PORTFOLIO          -----------------------  -----------------------
                                                  -------------------------                  YEAR                     YEAR
                                                   SIX MONTHS   YEAR ENDED    SIX MONTHS     ENDED     SIX MONTHS     ENDED
                                                   ENDED MAY     NOV. 30,     ENDED MAY    NOV. 30,    ENDED MAY    NOV. 30,
                                                    31, 1997       1996        31, 1997      1996       31, 1997      1996
                                                  ------------  -----------  ------------  ---------  ------------  ---------
                                                  (UNAUDITED)                (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................   $     (546)  $     7,300   $    2,828   $   8,545   $    2,284   $   3,547
  Capital Gain Distributions Received...........       55,250        15,384       28,840       7,389           --          --
  Net Realized Gain (Loss) on Investment
    Securities..................................         (282)         (917)         (80)       (293)         177        (381)
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities.....       99,692       169,583       33,941      69,244        4,833       9,679
                                                  ------------  -----------  ------------  ---------  ------------  ---------
      Net Increase in Net Assets Resulting from
        Operations..............................      154,114       191,350       65,529      84,885        7,294      12,845
                                                  ------------  -----------  ------------  ---------  ------------  ---------

Distributions From:
  Net Investment Income.........................       (7,820)         (761)      (5,495)     (6,174)      (3,559)       (628)
  Net Realized Gains............................      (26,324)       (2,190)     (11,813)        (22)          --          --
                                                  ------------  -----------  ------------  ---------  ------------  ---------
      Total Distributions.......................      (34,144)       (2,951)     (17,308)     (6,196)      (3,559)       (628)
                                                  ------------  -----------  ------------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued.................................      333,164       503,665      122,054     254,835       24,349      21,011
  Shares Issued in Lieu of Cash Distributions...       28,379         2,393       13,291       4,665        2,916         571
  Shares Redeemed...............................      (88,945)      (97,109)     (41,593)    (77,955)      (3,856)    (12,844)
                                                  ------------  -----------  ------------  ---------  ------------  ---------
      Net Increase From Capital Shares
        Transactions............................      272,598       408,949       93,752     181,545       23,409       8,738
                                                  ------------  -----------  ------------  ---------  ------------  ---------

      Total Increase............................      392,568       597,348      141,973     260,234       27,144      20,955

NET ASSETS
  Beginning of Period...........................    1,207,298       609,950      541,149     280,915       64,390      43,435
                                                  ------------  -----------  ------------  ---------  ------------  ---------
  End of Period.................................   $1,599,866   $ 1,207,298   $  683,122   $ 541,149   $   91,534   $  64,390
                                                  ------------  -----------  ------------  ---------  ------------  ---------
                                                  ------------  -----------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................................       19,413        33,774        7,620      17,878        1,824       1,878
   Shares Issued in Lieu of Cash Distribution...        1,683           169          852         329          222          54
   Shares Redeemed..............................       (5,139)       (6,426)      (2,601)     (5,490)        (289)     (1,184)
                                                  ------------  -----------  ------------  ---------  ------------  ---------
                                                       15,957        27,517        5,871      12,717        1,757         748
                                                  ------------  -----------  ------------  ---------  ------------  ---------
                                                  ------------  -----------  ------------  ---------  ------------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                         THE JAPANESE            THE PACIFIC RIM        THE UNITED KINGDOM
                                                        SMALL COMPANY             SMALL COMPANY            SMALL COMPANY
                                                          PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                                   ------------------------  -----------------------  -----------------------
                                                    SIX MONTHS      YEAR                     YEAR                     YEAR
                                                    ENDED MAY      ENDED      SIX MONTHS     ENDED     SIX MONTHS     ENDED
                                                       31,        NOV. 30,    ENDED MAY    NOV. 30,    ENDED MAY    NOV. 30,
                                                       1997         1996       31, 1997      1996       31, 1997      1996
                                                   ------------  ----------  ------------  ---------  ------------  ---------
                                                   (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..........................   $      749   $      884   $    1,328   $   3,482   $    1,849   $   4,164
  Net Realized Gain on Investment Securities.....          283       17,037        1,849      11,893        6,543       8,116
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.................................          (40)        (141)         (62)        (15)          68         (13)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency...      (49,666)     (31,890)         358      19,876       (1,537)     27,016
    Translation of Foreign Currency Denominated
      Amounts....................................           71           (5)          (9)          8           11          26
                                                   ------------  ----------  ------------  ---------  ------------  ---------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations................      (48,603)     (14,115)       3,464      35,244        6,934      39,309
                                                   ------------  ----------  ------------  ---------  ------------  ---------
Distributions From:
  Net Investment Income..........................         (778)         (81)      (4,235)       (223)      (4,223)       (414)
  Net Realized Gains.............................      (16,082)      (5,829)     (11,345)     (5,234)      (7,613)    (10,649)
                                                   ------------  ----------  ------------  ---------  ------------  ---------
      Total Distributions........................      (16,860)      (5,910)     (15,580)     (5,457)     (11,836)    (11,063)
                                                   ------------  ----------  ------------  ---------  ------------  ---------
Capital Share Transactions (1):
  Shares Issued..................................       25,312       60,653        7,640      37,822        7,832      23,463
  Shares Issued in Lieu of Cash Distributions....       16,860        5,910       15,580       5,457       11,836      11,063
  Shares Redeemed................................      (27,034)    (123,531)      (9,481)    (50,661)     (11,177)    (63,713)
                                                   ------------  ----------  ------------  ---------  ------------  ---------

      Net Increase (Decrease) From Capital Shares
        Transactions.............................       15,138      (56,968)      13,739      (7,382)       8,491     (29,187)
                                                   ------------  ----------  ------------  ---------  ------------  ---------

      Total Increase (Decrease)..................      (50,325)     (76,993)       1,623      22,405        3,589        (941)

NET ASSETS
  Beginning of Period............................      294,120      371,113      215,542     193,137      166,789     167,730
                                                   ------------  ----------  ------------  ---------  ------------  ---------
  End of Period..................................   $  243,795   $  294,120   $  217,165   $ 215,542   $  170,378   $ 166,789
                                                   ------------  ----------  ------------  ---------  ------------  ---------
                                                   ------------  ----------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................        1,584        2,514          484       2,370          283         931
   Shares Issued in Lieu of Cash Distribution....          978          247        1,051         387          440         485
   Shares Redeemed...............................       (1,674)      (5,069)        (610)     (3,225)        (403)     (2,522)
                                                   ------------  ----------  ------------  ---------  ------------  ---------
                                                           888       (2,308)         925        (468)         320      (1,106)
                                                   ------------  ----------  ------------  ---------  ------------  ---------
                                                   ------------  ----------  ------------  ---------  ------------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                          THE RWB/DFA
                                                    THE CONTINENTAL          THE INTERNATIONAL           INTERNATIONAL
                                                     SMALL COMPANY             SMALL COMPANY          HIGH BOOK TO MARKET
                                                       PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               -------------------------  -----------------------  -------------------------
                                                SIX MONTHS      YEAR       SIX MONTHS    OCT. 1,    SIX MONTHS      YEAR
                                                ENDED MAY    ENDED NOV.    ENDED MAY     TO NOV.    ENDED MAY    ENDED NOV.
                                                 31, 1997     30, 1996      31, 1997    30, 1996     31, 1997     30, 1996
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               (UNAUDITED)                (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......................   $    2,097    $   5,883    $      814   $      85   $      428    $   4,140
  Capital Gain Distributions Received........           --           --            --          --        5,179        1,341
  Net Realized Gain (Loss) on Investment
    Securities...............................        5,542       18,140           361         (75)        (343)        (162)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions....................         (212)         (82)          (33)         11           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency...............................       20,289       18,297        (1,758)       (558)       4,909       23,232
    Translation of Foreign Currency
      Denominated Amounts....................         (143)         (64)           (8)         (7)          --           --
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations............       27,573       42,174          (624)       (544)      10,173       28,551
                                               ------------  -----------  ------------  ---------  ------------  -----------

Distributions From:
  Net Investment Income......................       (5,597)        (447)         (200)         --       (4,329)        (187)
  Net Realized Gains.........................      (16,811)     (16,253)           --          --       (2,675)         (33)
                                               ------------  -----------  ------------  ---------  ------------  -----------
      Total Distributions....................      (22,408)     (16,700)         (200)         --       (7,004)        (220)
                                               ------------  -----------  ------------  ---------  ------------  -----------

Capital Share Transactions (1):
  Shares Issued..............................        9,478       36,520        51,595     104,726       45,164       98,529
  Shares Issued in Lieu of Cash
    Distributions............................       22,408       16,700           200          --        7,004          220
  Shares Redeemed............................      (26,490)     (93,485)       (6,882)        (64)     (24,017)     (41,726)
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Net Increase (Decrease) From Capital
        Shares Transactions..................        5,396      (40,265)       44,913     104,662       28,151       57,023
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Total Increase (Decrease)..............       10,561      (14,791)       44,089     104,118       31,320       85,354

NET ASSETS
  Beginning of Period........................      299,325      314,116       104,118          --      257,371      172,017
                                               ------------  -----------  ------------  ---------  ------------  -----------
  End of Period..............................   $  309,886    $ 299,325    $  148,207   $ 104,118   $  288,691    $ 257,371
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               ------------  -----------  ------------  ---------  ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................          633        2,469         5,391      10,456        3,469        7,546
   Shares Issued in Lieu of Cash
     Distribution............................        1,582        1,233            21          --          535           17
   Shares Redeemed...........................       (1,767)      (6,315)         (724)         (6)      (1,847)      (3,173)
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                                       448       (2,613)        4,688      10,450        2,157        4,390
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               ------------  -----------  ------------  ---------  ------------  -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                               THE LARGE CAP                THE DFA
                                                     THE EMERGING              INTERNATIONAL             INTERNATIONAL
                                                        MARKETS                  PORTFOLIO              SMALL CAP VALUE
                                                       PORTFOLIO          -----------------------          PORTFOLIO
                                               -------------------------                  YEAR     -------------------------
                                                SIX MONTHS      YEAR       SIX MONTHS     ENDED     SIX MONTHS      YEAR
                                                ENDED MAY    ENDED NOV.    ENDED MAY    NOV. 30,    ENDED MAY    ENDED NOV.
                                                 31, 1997     30, 1996      31, 1997      1996       31, 1997     30, 1996
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               (UNAUDITED)                (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income......................   $    2,218    $   1,259    $      731   $   1,151   $    2,554    $   3,974
  Net Realized Gain on Investment
    Securities...............................          153           42            68         553        8,557       10,843
  Net Realized Gain (Loss) on Foreign
    Currency Transactions....................          (61)         (78)          (10)          5          (91)           8
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency...............................       15,825        5,535         2,615       6,974      (13,841)      (3,936)
    Translation of Foreign Currency
      Denominated Amounts....................          (13)           8            (3)          1           29         (216)
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations............       18,122        6,766         3,401       8,684       (2,792)      10,673
                                               ------------  -----------  ------------  ---------  ------------  -----------

Distributions From:
  Net Investment Income......................       (1,330)         (19)       (1,189)        (93)      (4,587)         (69)
  Net Realized Gains.........................           --           --          (464)         --      (10,863)         (18)
                                               ------------  -----------  ------------  ---------  ------------  -----------
      Total Distributions....................       (1,330)         (19)       (1,653)        (93)     (15,450)         (87)
                                               ------------  -----------  ------------  ---------  ------------  -----------

Capital Share Transactions (1):
  Shares Issued..............................       48,162      116,568        15,897      32,545      103,866      231,671
  Shares Issued in Lieu of Cash
    Distributions............................        1,330           19         1,653          93       15,450           87
  Shares Redeemed............................      (13,557)     (10,646)      (13,176)    (29,847)     (32,427)     (13,981)
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Net Increase From Capital Shares
        Transactions.........................       35,935      105,941         4,374       2,791       86,889      217,777
                                               ------------  -----------  ------------  ---------  ------------  -----------

      Total Increase.........................       52,727      112,688         6,122      11,382       68,647      228,363

NET ASSETS
  Beginning of Period........................      162,025       49,337        79,322      67,940      375,488      147,125
                                               ------------  -----------  ------------  ---------  ------------  -----------
  End of Period..............................   $  214,752    $ 162,025    $   85,444   $  79,322   $  444,135    $ 375,488
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               ------------  -----------  ------------  ---------  ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................        3,825       10,008         1,179       2,443       10,782       22,038
   Shares Issued in Lieu of Cash
     Distribution............................          114            1           122           7        1,604            9
   Shares Redeemed...........................       (1,075)        (935)         (970)     (2,249)      (3,380)      (1,330)
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                                     2,864        9,074           331         201        9,006       20,717
                                               ------------  -----------  ------------  ---------  ------------  -----------
                                               ------------  -----------  ------------  ---------  ------------  -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                            THE DFA
                                                         INTERMEDIATE                THE DFA                  THE DFA
                                                          GOVERNMENT                ONE-YEAR                 FIVE-YEAR
                                                         FIXED INCOME             FIXED INCOME              GOVERNMENT
                                                           PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                    -----------------------  -----------------------  -----------------------
                                                     SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                     ENDED MAY      ENDED     ENDED MAY      ENDED     ENDED MAY      ENDED
                                                        31,       NOV. 30,       31,       NOV. 30,       31,       NOV. 30,
                                                        1997        1996         1997        1996         1997        1996
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................   $    3,632   $   5,416   $   22,565   $  41,526   $    5,535   $  11,329
  Net Realized Gain (Loss) on Investment
    Securities....................................          166         (28)        (336)       (278)          46        (887)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................       (3,492)       (323)      (2,338)      4,048       (2,910)      3,233
                                                    ------------  ---------  ------------  ---------  ------------  ---------
  Net Increase in Net Assets Resulting from
    Operations....................................          306       5,065       19,891      45,296        2,671      13,675
                                                    ------------  ---------  ------------  ---------  ------------  ---------

Distributions From:
  Net Investment Income...........................       (3,270)     (3,946)     (22,696)    (41,474)      (5,893)     (6,632)
  Net Realized Gains..............................           --        (313)         (81)         --           --          --
                                                    ------------  ---------  ------------  ---------  ------------  ---------
    Total Distributions...........................       (3,270)     (4,259)     (22,777)    (41,474)      (5,893)     (6,632)
                                                    ------------  ---------  ------------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued...................................       25,905      39,452      243,298     671,259       43,051      92,309
  Shares Issued in Lieu of Cash Distributions.....          578       1,047       18,774      31,884        4,941       4,746
  Shares Redeemed.................................       (8,485)    (11,448)    (357,435)   (557,394)     (26,289)   (230,633)
                                                    ------------  ---------  ------------  ---------  ------------  ---------

    Net Increase (Decrease) From Capital Shares
      Transactions................................       17,998      29,051      (95,363)    145,749       21,703    (133,578)
                                                    ------------  ---------  ------------  ---------  ------------  ---------

    Total Increase (Decrease).....................       15,034      29,857      (98,249)    149,571       18,481    (126,535)

NET ASSETS
  Beginning of Period.............................      107,944      78,087      854,521     704,950      174,386     300,921
                                                    ------------  ---------  ------------  ---------  ------------  ---------
  End of Period...................................   $  122,978   $ 107,944   $  756,272   $ 854,521   $  192,867   $ 174,386
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................        2,387       3,606       23,883      65,904        4,258       9,105
   Shares Issued in Lieu of Cash Distribution.....           53          97        1,847       3,139          492         479
   Shares Redeemed................................         (784)     (1,033)     (35,109)    (54,688)      (2,598)    (22,787)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                          1,656       2,670       (9,379)     14,355        2,152     (13,203)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                             THE DFA TWO-YEAR              THE DFA
                                            GLOBAL FIXED INCOME      GLOBAL FIXED INCOME
                                                 PORTFOLIO                PORTFOLIO
                                          -----------------------  -----------------------
                                           SIX MONTHS                              YEAR
                                           ENDED MAY     FEB. 9,    SIX MONTHS     ENDED
                                              31,        TO NOV.    ENDED MAY    NOV. 30,
                                              1997      30, 1996     31, 1997      1996
                                          ------------  ---------  ------------  ---------
                                          (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................   $    8,974   $   6,638   $    4,391   $   7,357
  Capital Gain Distributions Received...          251          --           --          --
  Net Realized Gain (Loss) on Investment
    Securities..........................         (215)        (24)         963       4,823
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............           --          --        8,399       7,527
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................          162       9,563       (8,825)     (1,894)
    Translation of Foreign Currency
      Denominated Amounts...............           --          --          371      (1,417)
                                          ------------  ---------  ------------  ---------

      Net Increase in Net Assets
        Resulting from Operations.......        9,172      16,177        5,299      16,396
                                          ------------  ---------  ------------  ---------

Distributions From:
  Net Investment Income.................       (9,234)     (6,015)      (9,971)     (8,834)
  Net Capital Gains.....................         (251)         --       (1,383)         --
                                          ------------  ---------  ------------  ---------
      Total Distributions...............       (9,485)     (6,015)     (11,354)     (8,834)
                                          ------------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued.........................       69,296     338,432       53,691      73,085
  Shares Issued in Lieu of Cash
    Distributions.......................        4,234       5,844        7,062       5,176
  Shares Redeemed.......................      (30,918)    (35,095)     (13,654)   (128,217)
                                          ------------  ---------  ------------  ---------

      Net Increase (Decrease) From
        Capital Shares Transactions.....       42,612     309,181       47,099     (49,956)
                                          ------------  ---------  ------------  ---------

      Total Increase (Decrease).........       42,299     319,343       41,044     (42,394)

NET ASSETS
  Beginning of Period...................      319,343          --      165,772     208,166
                                          ------------  ---------  ------------  ---------
  End of Period.........................   $  361,642   $ 319,343   $  206,816   $ 165,772
                                          ------------  ---------  ------------  ---------
                                          ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................        6,760      33,694        5,091       7,056
   Shares Issued in Lieu of Cash
     Distribution.......................          417         580          678         286
   Shares Redeemed......................       (3,015)     (3,465)      (1,290)    (12,144)
                                          ------------  ---------  ------------  ---------
                                                4,162      30,809        4,479      (4,802)
                                          ------------  ---------  ------------  ---------
                                          ------------  ---------  ------------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                        -----------------------------------------------------------------------------------
                                                       YEAR        YEAR        YEAR       YEAR       YEAR
                         SIX MONTHS    YEAR ENDED      ENDED       ENDED      ENDED      ENDED      ENDED
                           ENDED        NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                        MAY 31, 1997      1996         1995        1994        1993       1992       1991
-----------------------------------------------------------------------------------------------------------
                        (UNAUDITED)
Net Asset Value,
  Beginning of
  Period..............   $    12.14    $     11.03   $    8.49   $    8.69   $   7.75   $   6.33   $   5.34
                        ------------   -----------   ---------   ---------   --------   --------   --------
Income From Investment
  Operations
  Net Investment
    Income............         0.01           0.03        0.05        0.01       0.03       0.04       0.04
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized).......         0.69           1.85        2.61        0.40       1.67       1.53       1.64
                        ------------   -----------   ---------   ---------   --------   --------   --------
    Total From
      Investment
      Operations......         0.70           1.88        2.66        0.41       1.70       1.57       1.68
-----------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment
    Income............        (0.03)         (0.01)      (0.04)      (0.03)     (0.05)     (0.05)     (0.07)
  Net Realized
    Gains.............        (1.16)         (0.76)      (0.08)      (0.58)     (0.71)     (0.10)     (0.62)
                        ------------   -----------   ---------   ---------   --------   --------   --------
    Total
      Distributions...        (1.19)         (0.77)      (0.12)      (0.61)     (0.76)     (0.15)     (0.69)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period...........   $    11.65    $     12.14   $   11.03   $    8.49   $   8.69   $   7.75   $   6.33
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return..........         6.14%#        18.05%      31.37%       5.06%     23.91%     25.24%     39.08%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).........   $1,224,603    $ 1,181,804   $ 925,474   $ 659,221   $630,918   $651,313   $722,289
Ratio of Expenses to
  Average Net
  Assets..............         0.61%*         0.61%       0.62%       0.65%      0.70%      0.68%      0.64%
Ratio of Net
  Investment Income to
  Average Net
  Assets..............         0.23%*         0.22%       0.45%       0.16%      0.26%      0.53%      0.75%
Portfolio Turnover
  Rate................        21.76%*        23.68%      24.65%      16.56%      9.87%      9.72%     10.13%
Average Commission
  Rate (1)............   $   0.0601    $    0.0604         N/A         N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------


                          YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED
                        NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                          1990       1989       1988       1987
----------------------  -----------------------------------------

Net Asset Value,
  Beginning of
  Period..............  $   7.74   $   7.66   $   7.50   $   8.94
                        --------   --------   --------   --------
Income From Investment
  Operations
  Net Investment
    Income............      0.07       0.07       0.10       0.09
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized).......     (1.77)      0.98       1.48      (1.53)
                        --------   --------   --------   --------
    Total From
      Investment
      Operations......     (1.70)      1.05       1.58      (1.44)
----------------------  -----------------------------------------
Less Distributions
  Net Investment
    Income............     (0.08)     (0.09)     (0.11)        --
  Net Realized
    Gains.............     (0.62)     (0.88)     (1.31)        --
                        --------   --------   --------   --------
    Total
      Distributions...     (0.70)     (0.97)     (1.42)        --
----------------------  -----------------------------------------
Net Asset Value, End
  of Period...........  $   5.34   $   7.74   $   7.66   $   7.50
----------------------  -----------------------------------------
----------------------  -----------------------------------------
Total Return..........    (24.09)%    16.09%     24.36%    (16.04)%
----------------------  -----------------------------------------
Net Assets, End of
  Period
  (thousands).........  $561,102   $949,291   $912,518   $788,821
Ratio of Expenses to
  Average Net
  Assets..............      0.62%      0.62%      0.62%      0.61%
Ratio of Net
  Investment Income to
  Average Net
  Assets..............      0.99%      0.86%      1.19%      0.92%
Portfolio Turnover
  Rate................      3.79%      7.86%     25.98%     23.05%
Average Commission
  Rate (1)............       N/A        N/A        N/A        N/A
----------------------  -----------------------------------------

        *  Annualized
        #  Non-annualized
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                    --------------------------------------------------------------------------------
                                    SIX MONTHS      YEAR          YEAR          YEAR          YEAR
                                       ENDED       ENDED         ENDED         ENDED         ENDED         MARCH 20
                                      MAY 31,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       TO NOV.
                                       1997         1996          1995          1994          1993         30, 1992
--------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  14.53      $  12.64      $  11.08      $  11.43      $  10.35      $  10.00
                                    -----------   --------      --------      --------      --------      ----------
Income From Investment
  Operations
  Net Investment Income.......          0.01          0.11          0.09          0.09          0.08          0.04
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............          1.03          2.20          2.81         (0.07)         1.43          0.31
                                    -----------   --------      --------      --------      --------      ----------
    Total From Investment
      Operations..............          1.04          2.31          2.90          0.02          1.51          0.35
--------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.12)        (0.02)        (0.14)        (0.09)        (0.11)           --
  Net Realized Gains..........         (1.03)        (0.40)        (1.20)        (0.28)        (0.32)           --
                                    -----------   --------      --------      --------      --------      ----------
    Total Distributions.......         (1.15)        (0.42)        (1.34)        (0.37)        (0.43)           --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  14.42      $  14.53      $  12.64      $  11.08      $  11.43      $  10.35
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return..................          7.68%#       18.73%        28.75%         0.22%        14.72%         6.70%#
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $279,146      $234,194      $186,644      $112,137      $136,863      $134,418
Ratio of Expenses to Average
  Net Assets**................          0.46%*        0.48%         0.49%         0.53%         0.58%         0.48%*
Ratio of Net Investment Income
  to Average Net Assets.......         (0.11)%*       0.75%         0.83%         0.72%         0.70%         0.96%*
Portfolio Turnover Rate.......           N/A***        N/A***        N/A***        N/A***       1.81%*(b)     3.41%*
Average Commission Rate.......           N/A***        N/A***        N/A           N/A           N/A           N/A
--------------------------------------------------------------------------------------------------------------------

                                                                THE U.S. LARGE COMPANY PORTFOLIO
                                    -----------------------------------------------------------------------------------------
                                       SIX
                                     MONTHS       YEAR        YEAR          YEAR          YEAR          YEAR        DEC. 31,
                                      ENDED       ENDED       ENDED         ENDED         ENDED         ENDED        1990 TO
                                     MAY 31,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                      1997        1996        1995          1994          1993          1992          1991
------------------------------      -----------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  22.73    $   18.12   $  13.58      $  13.91      $  13.12      $  11.44      $  10.00
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
Income From Investment
  Operations
  Net Investment Income.......          0.21         0.41       0.35          0.37          0.36          0.36          0.34
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............          2.71         4.52       4.57         (0.22)         0.87          1.69          1.34
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
    Total From Investment
      Operations..............          2.92         4.93       4.92          0.15          1.23          2.05          1.68
------------------------------      -----------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.24)       (0.31)     (0.36)        (0.37)        (0.44)        (0.37)        (0.24)
  Net Realized Gains..........         (0.13)       (0.01)     (0.02)        (0.11)           --            --            --
                                    ---------   ---------   ---------     ---------     ---------     ---------     ---------
    Total Distributions.......         (0.37)       (0.32)     (0.38)        (0.48)        (0.44)        (0.37)        (0.24)
------------------------------      -----------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  25.28    $   22.73   $  18.12      $  13.58      $  13.91      $  13.12      $  11.44
------------------------------      -----------------------------------------------------------------------------------------
------------------------------      -----------------------------------------------------------------------------------------
Total Return..................         13.01%#      27.49%     36.54%         1.04%         9.48%        18.23%        16.80%#
------------------------------      -----------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $265,465    $ 187,757   $ 97,111      $ 48,638      $ 37,830      $ 34,908      $ 22,279
Ratio of Expenses to Average
  Net Assets**................          0.15%*(a)      0.21%(a)     0.24%(a)     0.24%(a)     0.24%(a)     0.11%(a)     0.00%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......          1.83%*(a)      2.10%(a)     2.29%(a)     2.75%(a)     2.48%(a)     2.86%(a)     3.42%*(a)
Portfolio Turnover Rate.......           N/A***       N/A***      N/A***       N/A***      27.67%*(b)     3.56%         0.97%*
Average Commission Rate.......           N/A***       N/A***      N/A          N/A           N/A           N/A           N/A
------------------------------      -----------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent periods.

      ***  Refer to the respective Master Fund Series

      (a)  Had certain waivers and reimbursements not been in effect the ratios of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996, 1995, 1994, 1993, 1992 and 1991 would have been 0.35%, 0.45%, 0.46%, 0.66%,
           0.79%, 0.53% and 0.52%, respectively, and the ratios of net investment income to average net assets for the periods ended
           May 31, 1997 and November 30, 1996, 1995, 1994, 1993, 1992, and 1991 would have been 1.63%, 1.85 %, 2.23%, 2.64%, 2.28%,
           2.44% and 2.90%, respectively.

      (b)  Portfolio turnover calculated for the period December 1, 1992 to February 2, 1993 and December 1, 1992 to February 7,
           1993, respectively (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to
           Exchange transaction.)

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 THE ENHANCED U.S.
                                   LARGE COMPANY
                                     PORTFOLIO
                                --------------------                  THE U.S. SMALL CAP VALUE PORTFOLIO
                                  SIX                 ------------------------------------------------------------------
                                 MONTHS                                                 YEAR         YEAR
                                 ENDED       JULY 3   SIX MONTHS       YEAR ENDED      ENDED        ENDED       MARCH 2
                                MAY 31,     TO NOV.    ENDED MAY        NOV. 30,      NOV. 30,     NOV. 30,     TO NOV.
                                  1997      30, 1996   31, 1997           1996          1995         1994       30, 1993
------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)           (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $ 11.83     $ 10.00   $    17.00       $    14.03     $  11.13     $  11.04     $ 10.00
                                --------    --------  -----------      ----------     --------     --------     --------
Income From Investment
  Operations
  Net Investment Income.......     0.20        0.12        (0.01)            0.11         0.10         0.14        0.11
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized)...............     1.16        1.71         1.88             2.93         3.06         0.10        1.03
                                --------    --------  -----------      ----------     --------     --------     --------
    Total From Investment
      Operations..............     1.36        1.83         1.87             3.04         3.16         0.24        1.14
------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......    (0.33 )        --        (0.11)           (0.02)       (0.10)       (0.15)      (0.10)
  Net Realized Gains..........    (0.61 )        --        (0.36)           (0.05)       (0.16)          --          --
                                --------    --------  -----------      ----------     --------     --------     --------
    Total Distributions.......    (0.94 )        --        (0.47)           (0.07)       (0.26)       (0.15)      (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $ 12.25     $ 11.83   $    18.40       $    17.00     $  14.03     $  11.13     $ 11.04
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return..................    12.61%#     18.30%#      11.26%#          21.70%       28.41%        2.19%      11.39%#
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $26,043     $29,236   $1,599,866       $1,207,298     $609,950     $344,148     $95,682
Ratio of Expenses to Average
  Net Assets**................     0.57%*      0.65%*       0.60%*           0.61%        0.64%        0.66%       0.70%*
Ratio of Net Investment Income
  to Average Net Assets.......     3.63%*      3.44%*      (0.08)%*          0.78%        0.85%        1.69%       1.97%*
Portfolio Turnover Rate.......      N/A ***     N/A ***        N/A***         N/A***       N/A***       N/A***      N/A***
Average Commission Rate.......      N/A ***     N/A ***        N/A***         N/A***       N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1993 and subsequent periods.

      ***  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE U.S. LARGE CAP VALUE PORTFOLIO
                                               ------------------------------------------------------------
                                                                 YEAR        YEAR        YEAR
                                               SIX MONTHS       ENDED       ENDED       ENDED      FEB. 19
                                                ENDED MAY      NOV. 30,    NOV. 30,    NOV. 30,    TO NOV.
                                                31, 1997         1996        1995        1994      30, 1993
-----------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period....        $  15.98       $  13.29    $   9.91    $  10.60    $  10.00
                                               -----------     --------    --------    --------    --------
Income From Investment Operations
  Net Investment Income (Loss)..........            0.08           0.30        0.29        0.32        0.18
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........            1.64           2.62        3.55       (0.68)       0.59
                                               -----------     --------    --------    --------    --------
    Total From Investment Operations....            1.72           2.92        3.84       (0.36)       0.77
-----------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................           (0.16)         (0.23)      (0.29)      (0.33)      (0.17)
  Net Realized Gain.....................           (0.35)            --       (0.17)         --          --
  Tax Return of Capital.................              --             --          --          --          --
                                               -----------     --------    --------    --------    --------
    Total Distributions.................           (0.51)         (0.23)      (0.46)      (0.33)      (0.17)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        $  17.19       $  15.98    $  13.29    $   9.91    $  10.60
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return............................           11.04%#        22.20%      39.13%      (3.27)%      7.59%#
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...        $683,122       $541,149    $280,915    $197,566    $ 90,288
Ratio of Expenses to Average Net
  Assets**..............................            0.35%*         0.36%       0.42%       0.44%       0.47%*
Ratio of Net Investment Income to
  Average Net Assets....................            0.96%*         2.17%       2.49%       3.50%       3.38%*
Portfolio Turnover Rate.................             N/A***         N/A***      N/A***      N/A***      N/A***
Average Commission Rate(1)..............             N/A***         N/A***      N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------

                                                           THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR
                                                SIX MONTHS        ENDED        ENDED        ENDED        JAN. 5
                                               ENDED MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     TO NOV.
                                                   1997            1996         1995         1994       30, 1993
----------------------------------------       -----------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period....          $ 12.65        $ 10.00      $  9.28      $ 10.92      $ 10.00
                                               -------------     --------     --------     --------     --------
Income From Investment Operations
  Net Investment Income (Loss)..........             0.34           0.71         0.61         0.37         0.20
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........             1.06           2.08         0.68        (1.65)        0.91
                                               -------------     --------     --------     --------     --------
    Total From Investment Operations....             1.40           2.79         1.29        (1.28)        1.11
----------------------------------------       -----------------------------------------------------------------
Less Distributions
  Net Investment Income.................            (0.68)         (0.14)       (0.46)       (0.28)       (0.19)
  Net Realized Gain.....................               --             --           --           --           --
  Tax Return of Capital.................               --             --        (0.11)       (0.08)          --
                                               -------------     --------     --------     --------     --------
    Total Distributions.................            (0.68)         (0.14)       (0.57)       (0.36)       (0.19)
----------------------------------------       -----------------------------------------------------------------
Net Asset Value, End of Period..........          $ 13.37        $ 12.65      $ 10.00      $  9.28      $ 10.92
----------------------------------------       -----------------------------------------------------------------
----------------------------------------       -----------------------------------------------------------------
Total Return............................            11.17%#        28.24%       14.00%      (11.76)%      11.08%#
----------------------------------------       -----------------------------------------------------------------
Net Assets, End of Period (thousands)...          $91,534        $64,390      $43,435      $30,456      $22,106
Ratio of Expenses to Average Net
  Assets**..............................             0.50%*         0.71%        0.82%        0.90%        0.88%*
Ratio of Net Investment Income to
  Average Net Assets....................             5.69%*         7.08%        6.76%        3.90%        2.63%*
Portfolio Turnover Rate.................             1.21%*        12.04%        0.66%       28.87%        0.55%*
Average Commission Rate(1)..............          $0.0501        $0.0455          N/A          N/A          N/A
----------------------------------------       -----------------------------------------------------------------

        *  Annualized

        #  Non-annualized.

       **  Represents the respective combined ratios for The U.S. Large Cap Value Portfolio and its pro-rata share of its Master
           Fund Series.

      ***  Refer to the respective Master Fund Series

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       THE JAPANESE SMALL COMPANY PORTFOLIO
                                   -----------------------------------------------------------------------------
                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                   SIX MONTHS        ENDED        ENDED        ENDED        ENDED        ENDED
                                    ENDED MAY       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                    31, 1997          1996         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  21.03        $  22.78     $  25.06     $  19.96     $  18.92     $  25.05
                                   -----------      --------     --------     --------     --------     --------
Income From Investment
  Operations
  Net Investment Income
    (Loss)....................          0.05            0.07         0.06         0.05         0.04         0.04
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............         (3.47)          (1.45)       (1.65)        5.76         1.75        (5.69)
                                   -----------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............         (3.42)          (1.38)       (1.59)        5.81         1.79        (5.65)
----------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......         (0.06)          (0.01)       (0.06)       (0.04)       (0.05)          --
  Net Realized Gains..........         (1.16)          (0.36)       (0.63)       (0.67)       (0.70)       (0.48)
                                   -----------      --------     --------     --------     --------     --------
    Total Distributions.......         (1.22)          (0.37)       (0.69)       (0.71)       (0.75)       (0.48)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  16.39        $  21.03     $  22.78     $  25.06     $  19.96     $  18.92
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return..................        (16.58)%#        (6.28)%      (6.54)%      29.59%        9.52%      (23.01)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $243,795        $294,120     $371,113     $330,674     $209,244     $139,892
Ratio of Expenses to Average
  Net Assets**................          0.74%*          0.72%        0.74%        0.76%        0.82%        0.78%
Ratio of Net Investment Income
  to Average Net Assets.......          0.64%*          0.24%        0.25%        0.10%        0.06%        0.10%
Portfolio Turnover Rate.......           N/A***        18.52%*(a)     7.79%      10.51%        9.36%        5.00%
Average Commission Rate (1)...           N/A***     $ 0.0458(a)       N/A          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------------------


                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                   NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                     1991         1990         1989         1988         1987
------------------------------     ------------------------------------------------------------

Net Asset Value, Beginning of
  Period......................     $  26.27     $  38.33     $  31.03     $  24.87     $ 14.39
                                   --------     --------     --------     --------     --------
Income From Investment
  Operations
  Net Investment Income
    (Loss)....................        (0.01)       (0.03)       (0.09)       (0.05)      (0.01)
  Net Gain (Losses) on
    Securities
    (Realized and
    Unrealized)...............         0.51       (10.74)        9.09        10.42       10.53
                                   --------     --------     --------     --------     --------
    Total From Investment
      Operations..............         0.50       (10.77)        9.00        10.37       10.52
------------------------------     ------------------------------------------------------------
Less Distributions
  Net Investment Income.......           --           --           --           --          --
  Net Realized Gains..........        (1.72)       (1.29)       (1.70)       (4.21)      (0.04)
                                   --------     --------     --------     --------     --------
    Total Distributions.......        (1.72)       (1.29)       (1.70)       (4.21)      (0.04)
------------------------------     ------------------------------------------------------------
Net Asset Value, End of
  Period......................     $  25.05     $  26.27     $  38.33     $  31.03     $ 24.87
------------------------------     ------------------------------------------------------------
------------------------------     ------------------------------------------------------------
Total Return..................         1.68%      (29.12)%      30.63%       47.62%      73.09%
------------------------------     ------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $159,475     $149,100     $168,820     $107,863     $60,450
Ratio of Expenses to Average
  Net Assets**................         0.78%        0.83%        0.76%        0.76%       0.78%
Ratio of Net Investment Income
  to Average Net Assets.......        (0.11)%      (0.22)%      (0.34)%      (0.23)%     (0.08)%
Portfolio Turnover Rate.......         2.71%       10.26%        5.76%        9.14%       0.07%
Average Commission Rate (1)...          N/A          N/A          N/A          N/A         N/A
------------------------------     ------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the year ended
           November 30, 1996 and subsequent periods.

      ***  Refer to the Master Fund Series

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction, see Master Fund Series for rates subsequent to Transfer transaction).

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                            ----------------------------------------------------------------
                                            SIX MONTHS      YEAR          YEAR          YEAR         JAN. 5
                                               ENDED       ENDED         ENDED         ENDED           TO
                                              MAY 31,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                               1997         1996          1995          1994          1993
------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period......   $  16.63     $  14.38      $  15.98      $  16.45      $  10.00
                                            -----------   --------      --------      --------      --------
Income From Investment Operations
  Net Investment Income...................       0.10         0.27          0.34          0.23          0.11
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............       0.12         2.40         (1.33)         0.47          6.46
                                            -----------   --------      --------      --------      --------
    Total From Investment Operations......       0.22         2.67         (0.99)         0.70          6.57
------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income...................      (0.33)       (0.02)        (0.34)        (0.23)        (0.09)
  Net Realized Gains......................      (0.88)       (0.40)        (0.27)        (0.94)        (0.03)
                                            -----------   --------      --------      --------      --------
    Total Distributions...................      (1.21)       (0.42)        (0.61)        (1.17)        (0.12)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $  15.64     $  16.63      $  14.38      $  15.98      $  16.45
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total Return..............................       1.75%#      19.06%        (6.27)%        4.26%        65.71%#
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $217,165     $215,542      $193,137      $212,953      $164,623
Ratio of Expenses to Average Net
  Assets**................................       0.81%*       0.84%         0.83%         0.95%         1.16%*
Ratio of Net Investment Income to Average
  Net Assets..............................       1.25%*       1.70%         2.22%         1.47%         1.27%*
Portfolio Turnover Rate...................        N/A***      7.05%*(a)     5.95%        26.05%         2.77%*
Average Commission Rate (1)...............        N/A***  $ 0.0094(a)        N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the year ended
           November 30, 1996 and subsequent periods.

      ***  Refer to the Master Fund Series.

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction, see Master Fund Series for rates subsequent to Transfer transaction).

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                  -----------------------------------------------------------------------------
                                    SIX
                                   MONTHS      YEAR          YEAR       YEAR       YEAR       YEAR       YEAR
                                   ENDED      ENDED         ENDED      ENDED      ENDED      ENDED      ENDED
                                  MAY 31,    NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                    1997       1996          1995       1994       1993       1992       1991
---------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $ 28.47    $  24.09      $  23.20   $  21.22   $  16.38   $  21.37   $  20.41
                                  --------   --------      --------   --------   --------   --------   --------
Income From Investment
  Operations
  Net Investment Income.........     0.31        0.72          0.84       0.48       0.45       0.64       0.69
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).................     0.85        5.31          1.12       2.03       5.34      (4.98)      1.71
                                  --------   --------      --------   --------   --------   --------   --------
    Total From Investment
      Operations................     1.16        6.03          1.96       2.51       5.79      (4.34)      2.40
---------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.........    (0.73)      (0.06)        (0.76)     (0.53)     (0.95)     (0.65)     (0.90)
  Net Realized Gains............    (1.32)      (1.59)        (0.31)        --         --         --      (0.54)
                                  --------   --------      --------   --------   --------   --------   --------
    Total Distributions.........    (2.05)      (1.65)        (1.07)     (0.53)     (0.95)     (0.65)     (1.44)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................  $ 27.58    $  28.47      $  24.09   $  23.20   $  21.22   $  16.38   $  21.37
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return....................     4.26%#     26.76%         8.39%     11.85%     36.42%    (20.93)%    12.55%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $170,378   $166,789      $167,730   $214,113   $181,789   $121,086   $146,873
Ratio of Expenses to Average Net
  Assets**......................     0.69%*      0.73%         0.72%      0.74%      0.78%      0.76%      0.84%
Ratio of Net Investment Income
  to Average Net Assets.........     2.29%*      2.49%         2.51%      1.95%      2.22%      3.19%      3.44%
Portfolio Turnover Rate.........      N/A***     3.72%*(a)     7.82%     10.75%      8.21%      4.41%      4.50%
Average Commission Rate (1).....      N/A*** $ 0.0103(a)        N/A        N/A        N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------


                                    YEAR       YEAR       YEAR       YEAR
                                   ENDED      ENDED      ENDED      ENDED
                                  NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                    1990       1989       1988       1987
--------------------------------  -----------------------------------------

Net Asset Value, Beginning of
  Period........................  $  22.55   $  28.29   $  23.41   $  16.29
                                  --------   --------   --------   --------
Income From Investment
  Operations
  Net Investment Income.........      0.92       0.52       0.61       0.17
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).................     (1.34)     (4.75)      5.18       7.35
                                  --------   --------   --------   --------
    Total From Investment
      Operations................     (0.42)     (4.23)      5.79       7.52
--------------------------------  -----------------------------------------
Less Distributions
  Net Investment Income.........     (0.75)     (0.54)     (0.28)     (0.36)
  Net Realized Gains............     (0.97)     (0.97)     (0.63)     (0.04)
                                  --------   --------   --------   --------
    Total Distributions.........     (1.72)     (1.51)     (0.91)     (0.40)
--------------------------------  -----------------------------------------
Net Asset Value, End of
  Period........................  $  20.41   $  22.55   $  28.29   $  23.41
--------------------------------  -----------------------------------------
--------------------------------  -----------------------------------------
Total Return....................     (2.22)%   (15.40)%    23.66%     47.44%
--------------------------------  -----------------------------------------
Net Assets, End of Period
  (thousands)...................  $127,137   $119,385   $121,337   $ 82,197
Ratio of Expenses to Average Net
  Assets**......................      0.83%      0.70%      0.71%      0.85%
Ratio of Net Investment Income
  to Average Net Assets.........      4.34%      2.24%      2.58%      1.92%
Portfolio Turnover Rate.........     10.86%     11.38%     12.55%      9.50%
Average Commission Rate (1).....       N/A        N/A        N/A        N/A
--------------------------------  -----------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the year ended
           November 30, 1996 and subsequent periods.

      ***  Refer to the Master Fund Series.

      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996, (through date of
           Transfer transaction, see Master Fund Series for rates subsequent to Transfer transaction).

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     THE CONTINENTAL SMALL COMPANY PORTFOLIO
                      ------------------------------------------------------------------------------------------------------
                                      YEAR          YEAR        YEAR      YEAR      YEAR        YEAR        YEAR      YEAR
                      SIX MONTHS     ENDED         ENDED       ENDED     ENDED     ENDED       ENDED       ENDED     ENDED
                       ENDED MAY    NOV. 30,      NOV. 30,    NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,    NOV. 30,  NOV. 30,
                       31, 1997       1996          1995        1994      1993      1992        1991        1990      1989
----------------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $  15.26     $  14.13      $  14.63    $  12.62  $  11.39  $  14.18    $  16.24    $  16.15  $  12.02
                      -----------   --------      --------    --------  --------  --------    --------    --------  --------
Income From
  Investment
  Operations
  Net Investment
    Income (Loss)...       0.11         0.30          0.29        0.18      0.23      0.28        0.27        0.25      0.12
  Net Gain (Losses)
    on Securities
    (Realized and
    Unrealized).....       1.24         1.58         (0.48)       2.10      1.46     (2.11)      (1.66)       0.31      4.10
                      -----------   --------      --------    --------  --------  --------    --------    --------  --------
    Total From
      Investment
      Operations....       1.35         1.88         (0.19)       2.28      1.69     (1.83)      (1.39)       0.56      4.22
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment
    Income..........      (0.29)       (0.02)        (0.29)      (0.19)    (0.44)    (0.26)      (0.29)      (0.20)    (0.09)
  Net Realized
    Gains...........      (0.87)       (0.73)        (0.02)      (0.07)    (0.02)    (0.70)      (0.38)      (0.27)       --
  Tax Return of
    Capital.........         --           --            --       (0.01)       --        --          --          --        --
                      -----------   --------      --------    --------  --------  --------    --------    --------  --------
    Total
    Distributions...      (1.16)       (0.75)        (0.31)      (0.27)    (0.46)    (0.96)      (0.67)      (0.47)    (0.09)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period.....   $  15.45     $  15.26      $  14.13    $  14.63  $  12.62  $  11.39    $  14.18    $  16.24  $  16.15
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return........       9.55%#      13.96%        (1.33)%     18.19%    15.27%   (13.85)%     (9.11)%      3.50%    35.62%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $309,886     $299,325      $314,116    $340,992  $266,175  $196,845    $214,054    $245,465  $199,065
Ratio of Expenses to
  Average Net
  Assets**..........       0.72%*       0.73%         0.74%       0.77%     0.83%     0.90%       0.86%       0.89%     0.82%
Ratio of Net
  Investment Income
  to Average Net
  Assets............       1.39%*       1.81%         1.69%       1.21%     1.61%     2.11%       1.68%       1.63%     1.41%
Portfolio Turnover
  Rate..............        N/A***      3.67%*(a)     9.79%      10.22%     8.99%     6.35%       7.69%       6.24%     5.70%
Average Commission
  Rate (1)..........        N/A***  $ 0.1030(a)        N/A         N/A       N/A       N/A         N/A         N/A       N/A
----------------------------------------------------------------------------------------------------------------------------

                                    THE INTERNATIONAL SMALL
                                       COMPANY PORTFOLIO
                                    ------------------------
                                       SIX
                      APRIL 15       MONTHS         OCT. 1
                         TO         ENDED MAY         TO
                      NOV. 30,         31,         NOV. 30,
                        1988          1997           1996
--------------------  --------------------------------------
                                    (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............  $  10.00      $   9.96       $   10.00
                      --------      ---------      ---------
Income From
  Investment
  Operations
  Net Investment
    Income (Loss)...      0.17          0.06            0.01
  Net Gain (Losses)
    on Securities
    (Realized and
    Unrealized).....      1.85         (0.21)          (0.05)
                      --------      ---------      ---------
    Total From
      Investment
      Operations....      2.02         (0.15)          (0.04)
--------------------  --------------------------------------
Less Distributions
  Net Investment
    Income..........        --         (0.02)             --
  Net Realized
    Gains...........        --            --              --
  Tax Return of
    Capital.........        --            --              --
                      --------      ---------      ---------
    Total
    Distributions...        --         (0.02)             --
--------------------  --------------------------------------
Net Asset Value,
  End of Period.....  $  12.02      $   9.79       $    9.96
--------------------  --------------------------------------
--------------------  --------------------------------------
Total Return........     20.01%#       (1.53)%#        (0.40)%#
--------------------  --------------------------------------
Net Assets, End of
  Period
  (thousands).......  $ 78,689      $148,207       $ 104,118
Ratio of Expenses to
  Average Net
  Assets**..........      1.05%*        0.75%*(b)       0.70%*(b)
Ratio of Net
  Investment Income
  to Average Net
  Assets............      3.27%*        1.31%*(b)       0.54%*(b)
Portfolio Turnover
  Rate..............      0.26%*         N/A***          N/A***
Average Commission
  Rate (1)..........       N/A           N/A***          N/A***
--------------------  --------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata shares of its Master Fund Series for the year ended November 30, 1996 and subsequent periods.
      ***  Refer to the respective Master Fund Series.
      (a)  Portfolio turnover and average commission calculated for the period December 1, 1995 to August 9, 1996 (through date of
           Transfer transaction, see Master Fund Series for rates subsequent to Transfer transaction.)
      (b)  Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended May 31 1997 and November 30, 1996 would have been 0.77% and 0.79%, respectively, and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996 would have been 1.29% and 0.45%, respectively.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                         -------------------------------------------------------------------------
                                         SIX MONTHS    YEAR ENDED    YEAR ENDED       YEAR ENDED       JUNE 10 TO
                                          ENDED MAY     NOV. 30,      NOV. 30,         NOV. 30,         NOV. 30,
                                          31, 1997        1996          1995             1994             1993
------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................       $  13.76      $    12.02    $    11.44       $     9.92       $    10.00
                                         -----------   -----------   -----------      -----------      -----------
Income From Investment Operations
  Net Investment Income (Loss).....           0.02            0.22          0.19             0.14             0.06
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......           0.43            1.53          0.60             1.52            (0.11)
                                         -----------   -----------   -----------      -----------      -----------
    Total From Investment
      Operations...................           0.45            1.75          0.79             1.66            (0.05)
------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income............          (0.23)          (0.01)        (0.19)           (0.14)           (0.03)
  Net Realized Gains...............          (0.14)             --         (0.02)              --               --
                                         -----------   -----------   -----------      -----------      -----------
  Total Distributions..............          (0.37)          (0.01)        (0.21)           (0.14)           (0.03)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       $  13.84      $    13.76    $    12.02       $    11.44       $     9.92
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return.......................           3.36%#         14.61%         6.95%           16.71%           (0.50)%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................       $288,691      $  257,371    $  172,017       $  112,952       $   63,235
Ratio of Expenses to Average Net
  Assets**.........................           0.49%*          0.54%         0.68%            0.69%(a)         0.65%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............           0.33%*          1.88%         1.85%            1.39%(a)         1.40%*(a)
Portfolio Turnover Rate............            N/A***          N/A***         N/A***         0.15%*(b)        0.41%*
Average Commission Rate............            N/A***          N/A***         N/A             N/A              N/A
------------------------------------------------------------------------------------------------------------------

                                                         THE EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------
                                         SIX MONTHS       YEAR ENDED       YEAR ENDED       APRIL 25 TO
                                          ENDED MAY        NOV. 30,         NOV. 30,         NOV. 30,
                                          31, 1997           1996             1995             1994
-----------------------------------      --------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................       $  11.71         $    10.35       $  11.30         $  10.00
                                         -----------      -----------      -----------      -----------
Income From Investment Operations
  Net Investment Income (Loss).....           0.13               0.09           0.06            (0.02)
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......           1.11               1.27          (0.96)            1.32
                                         -----------      -----------      -----------      -----------
    Total From Investment
      Operations...................           1.24               1.36          (0.90)            1.30
-----------------------------------      --------------------------------------------------------------
Less Distributions
  Net Investment Income............          (0.09)                --          (0.05)              --
  Net Realized Gains...............             --                 --             --               --
                                         -----------      -----------      -----------      -----------
  Total Distributions..............          (0.09)                --          (0.05)              --
-----------------------------------      --------------------------------------------------------------
Net Asset Value, End of Period.....       $  12.86         $    11.71       $  10.35         $  11.30
-----------------------------------      --------------------------------------------------------------
-----------------------------------      --------------------------------------------------------------
Total Return.......................          10.70%#            13.18%         (7.96)%          13.00%#
-----------------------------------      --------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................       $214,752         $  162,025       $ 49,337         $ 15,731
Ratio of Expenses to Average Net
  Assets**.........................           1.01%*             1.15%          1.58%            2.43%*
Ratio of Net Investment Income to
  Average Net Assets...............           2.34%*             1.14%          0.98%           (0.44)%*
Portfolio Turnover Rate............            N/A***             N/A***         N/A***           N/A***
Average Commission Rate............            N/A***             N/A***         N/A              N/A
-----------------------------------      --------------------------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1994 and subsequent periods.

      ***  Refer to the respective Master Fund Series.

      (a)  Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended November 30,
           1994 and 1993 would have been 0.73% and 0.82%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1994 and 1993 would have been 1.38% and 1.23%, respectively.

      (b)  Portfolio turnover calculated for the period December 1, 1993 to February 15, 1994 (through date of Exchange transaction, see respective Master Fund Series for rate subsequent to Exchange transaction).

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     THE LARGE CAP INTERNATIONAL PORTFOLIO
                        -----------------------------------------------------------------------------------------------
                        SIX MONTHS    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    JULY 15, TO
                         ENDED MAY     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                         31, 1997        1996          1995          1994          1993          1992          1991
-----------------------------------------------------------------------------------------------------------------------
                        (UNAUDITED)

Net Asset Value,
  Beginning of
  Period..............   $  14.18      $  12.60      $  11.91      $  11.26      $   9.63      $  10.64      $  10.00
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------

Income From Investment
  Operations
  Net Investment
    Income............       0.12          0.21          0.15          0.09          0.15          0.11          0.06

  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).......       0.41          1.39          0.95          1.11          1.72         (1.04)         0.58
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------

    Total From
      Investment
      Operations......       0.53          1.60          1.10          1.20          1.87         (0.93)         0.64
-----------------------------------------------------------------------------------------------------------------------

Less Distributions
  Net Investment
    Income............      (0.21)        (0.02)        (0.18)        (0.09)        (0.24)        (0.07)           --

  Net Realized
    Gains.............      (0.08)           --         (0.23)        (0.46)           --         (0.01)           --
                        -----------   -----------   -----------   -----------   -----------   -----------   -----------

    Total
      Distributions...      (0.29)        (0.02)        (0.41)        (0.55)        (0.24)        (0.08)           --
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, End
  of Period...........   $  14.42      $  14.18      $  12.60      $  11.91      $  11.26      $   9.63      $  10.64
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Total Return..........       3.89%#       12.68%         9.37%        10.74%        19.55%        (9.00)%        2.88%#
-----------------------------------------------------------------------------------------------------------------------

Net Assets, End of
  Period
  (thousands).........   $ 85,444      $ 79,322      $ 67,940      $ 55,635      $ 78,472      $ 26,041      $  4,360

Ratio of Expenses to
  Average Net
  Assets..............       0.51%*        0.58%         0.57%         0.66%         0.55%(a)      0.50%(a)      0.50%*(a)

Ratio of Net
  Investment Income to
  Average Net
  Assets..............       1.84%*        1.57%         1.84%         1.18%         1.94%(a)      1.75%(a)      1.96%*(a)

Portfolio Turnover
  Rate................       0.31%*       17.65%        24.44%        33.15%         0.28%         0.20%         2.38%*

Average Commission
  Rate (1)............   $ 0.0109      $ 0.0160           N/A           N/A           N/A           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------

                         THE DFA INTERNATIONAL SMALL CAP VALUE
                                       PORTFOLIO
                        ---------------------------------------
                                                     DEC. 30,
                        SIX MONTHS    YEAR ENDED      1994 TO
                         ENDED MAY     NOV. 30,      NOV. 30,
                         31, 1997        1996          1995
----------------------  ---------------------------------------
                        (UNAUDITED)
Net Asset Value,
  Beginning of
  Period..............   $  10.45      $     9.68    $    10.00
                        -----------   -----------   -----------
Income From Investment
  Operations
  Net Investment
    Income............       0.06            0.11          0.05
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).......      (0.19)           0.66         (0.32)
                        -----------   -----------   -----------
    Total From
      Investment
      Operations......      (0.13)           0.77         (0.27)
----------------------  ---------------------------------------
Less Distributions
  Net Investment
    Income............      (0.13)             --         (0.04)
  Net Realized
    Gains.............      (0.30)             --         (0.01)
                        -----------   -----------   -----------
    Total
      Distributions...      (0.43)             --         (0.05)
----------------------  ---------------------------------------
Net Asset Value, End
  of Period...........   $   9.89      $    10.45    $     9.68
----------------------  ---------------------------------------
----------------------  ---------------------------------------
Total Return..........      (1.22)%#         8.01%        (2.73)%#
----------------------  ---------------------------------------
Net Assets, End of
  Period
  (thousands).........   $444,135      $  375,488    $  147,125
Ratio of Expenses to
  Average Net
  Assets..............       0.92%*          0.99%         1.23%*
Ratio of Net
  Investment Income to
  Average Net
  Assets..............       1.31%*          1.38%         1.43%*
Portfolio Turnover
  Rate................      14.30%*         14.52%         1.62%*
Average Commission
  Rate (1)............   $ 0.0062      $   0.0092           N/A
----------------------  ---------------------------------------

        *  Annualized

        #  Non-annualized

      (a)  Had certain fees and expenses not been waived or reimbursed, the ratios of expenses to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 0.66%, 1.35% and 2.31%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1993, 1992 and 1991 would have been 1.83%,
           0.90% and 0.15%, respectively.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                     YEAR      YEAR        YEAR        YEAR        YEAR        YEAR
                                     SIX MONTHS     ENDED      ENDED       ENDED       ENDED       ENDED       ENDED     OCT. 22
                                      ENDED MAY    NOV. 30,  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    TO NOV.
                                      31, 1997       1996      1995        1994        1993        1992        1991      30, 1990
---------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  11.22     $  11.24  $  10.22    $  11.59    $  11.20    $  11.02    $  10.27    $ 10.00
                                     -----------   --------  ---------   ---------   ---------   ---------   ---------   --------
Income From Investment Operations
  Net Investment Income............       0.33         0.65      0.70        0.69        0.55        0.76        0.84       0.09
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......      (0.32)       (0.13)     1.11       (1.22)       0.66        0.26        0.63       0.18
                                     -----------   --------  ---------   ---------   ---------   ---------   ---------   --------
    Total From Investment
      Operations...................       0.01         0.52      1.81       (0.53)       1.21        1.02        1.47       0.27
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income............      (0.32)       (0.50)    (0.70)      (0.68)      (0.73)      (0.78)      (0.72)        --
  Net Realized Gains...............         --        (0.04)    (0.09)      (0.16)      (0.09)      (0.06)         --         --
                                     -----------   --------  ---------   ---------   ---------   ---------   ---------   --------
    Total Distributions............      (0.32)       (0.54)    (0.79)      (0.84)      (0.82)      (0.84)      (0.72)        --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $  10.91     $  11.22  $  11.24    $  10.22    $  11.59    $  11.20    $  11.02    $ 10.27
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.......................       0.13%#       4.98%    18.04%      (4.72)%     12.84%       9.70%      14.94%      2.63%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $122,978     $107,944  $ 78,087    $ 60,827    $ 53,051    $ 40,160    $ 29,393    $25,567
Ratio of Expenses to Average Net
  Assets...........................       0.25%*       0.26%     0.27%       0.29%       0.32%       0.29%       0.28%      0.23%*
Ratio of Net Investment Income to
  Average Net Assets...............       6.31%*       6.22%     6.44%       6.45%       6.41%       7.05%       7.86%      8.73%*
Portfolio Turnover Rate............      21.33%*      30.84%    40.79%      27.15%      16.91%      17.91%      19.72%      0.00%*
---------------------------------------------------------------------------------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)

        *  Annualized

        #  Non-annualized

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          THE DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                         -------------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR         YEAR
                                         SIX MONTHS       ENDED       ENDED       ENDED       ENDED        ENDED
                                          ENDED MAY      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                          31, 1997         1996        1995        1994        1993         1992
------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................       $  10.24       $  10.21    $  10.05    $  10.28    $  10.35     $  10.33
                                         -----------     --------    --------    --------    --------     --------
Income From Investment Operations
  Net Investment Income............           0.29           0.56        0.60        0.46        0.35         0.43
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......          (0.02)          0.03        0.17       (0.21)       0.11         0.06
                                         -----------     --------    --------    --------    --------     --------
    Total From Investment
      Operations...................           0.27           0.59        0.77        0.25        0.46         0.49
------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income............          (0.29)         (0.56)      (0.60)      (0.46)      (0.38)       (0.44)
  Net Realized Gains...............             --             --       (0.01)      (0.02)      (0.15)       (0.03)
                                         -----------     --------    --------    --------    --------     --------
    Total Distributions............          (0.29)         (0.56)      (0.61)      (0.48)      (0.53)       (0.47)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       $  10.22       $  10.24    $  10.21    $  10.05    $  10.28     $  10.35
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return.......................           2.68%#         5.94%       7.80%       2.48%       4.62%        5.64%
Net Assets, End of Period
  (thousands)......................       $756,272       $854,521    $704,950    $592,226    $608,400     $561,879
Ratio of Expenses to Average Net
  Assets**.........................           0.21%*         0.21%       0.20%       0.21%       0.21%        0.21%
Ratio of Net Investment Income to
  Average Net Assets...............           5.78%*         5.39%       5.86%       4.47%       3.38%        4.81%
Portfolio Turnover Rate............            N/A***         N/A***      N/A***      N/A***    61.95%(a)   125.56%
------------------------------------------------------------------------------------------------------------------


                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                           1991        1990        1989        1988        1987
-----------------------------------      --------------------------------------------------------

Net Asset Value, Beginning of
  Period...........................      $  10.19    $  10.16    $  10.12    $  10.12    $  10.27
                                         --------    --------    --------    --------    --------
Income From Investment Operations
  Net Investment Income............          0.68        0.83        0.82        0.78        0.69
  Net Gain (Losses) on Securities
    (Realized and Unrealized)......          0.16        0.04        0.03       (0.04)      (0.08)
                                         --------    --------    --------    --------    --------
    Total From Investment
      Operations...................          0.84        0.87        0.85        0.74        0.61
-----------------------------------      --------------------------------------------------------
Less Distributions
  Net Investment Income............         (0.70)      (0.84)      (0.81)      (0.74)      (0.68)
  Net Realized Gains...............            --          --          --          --       (0.08)
                                         --------    --------    --------    --------    --------
    Total Distributions............         (0.70)      (0.84)      (0.81)      (0.74)      (0.76)
-----------------------------------      --------------------------------------------------------
Net Asset Value, End of Period.....      $  10.33    $  10.19    $  10.16    $  10.12    $  10.12
-----------------------------------      --------------------------------------------------------
-----------------------------------      --------------------------------------------------------
Total Return.......................          8.61%       8.88%       9.53%       7.61%       6.14%
Net Assets, End of Period
  (thousands)......................      $469,276    $412,907    $360,146    $341,551    $342,436
Ratio of Expenses to Average Net
  Assets**.........................          0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets...............          6.75%       8.27%       8.77%       7.70%       6.82%
Portfolio Turnover Rate............         82.26%      96.30%       0.00%      80.74%     162.18%
-----------------------------------      --------------------------------------------------------

(Restated to reflect 900% stock dividend as of January 2, 1996)

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the year ended
           November 30, 1993 and subsequent periods.

      ***  Refer to the Master Fund Series

      (a)  Portfolio turnover calculated for period December 1, 1992 to February 7, 1993 (through date of Exchange transaction, see
           Master Fund Series for rate subsequent to Exchange transaction).

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO (1)
                                      --------------------------------------------------------------------------------------
                                                      YEAR      YEAR      YEAR        YEAR      YEAR       YEAR       YEAR
                                      SIX MONTHS     ENDED     ENDED     ENDED       ENDED     ENDED      ENDED      ENDED
                                       ENDED MAY    NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,  NOV. 30,   NOV. 30,   NOV. 30,
                                       31, 1997       1996      1995      1994        1993      1992       1991       1990
----------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $  10.42     $  10.05  $   9.75  $  10.55    $  10.88  $ 11.25    $ 10.64    $ 10.46
                                      -----------   --------  --------  --------    --------  --------   --------   --------
Income From Investment Operations
  Net Investment Income.............       0.30         0.65      0.59      0.48        0.47     0.57       0.81       0.76
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......      (0.16)        0.09      0.30     (0.80)       0.49     0.31       0.54       0.20
                                      -----------   --------  --------  --------    --------  --------   --------   --------
  Total From Investment
    Operations......................       0.14         0.74      0.89     (0.32)       0.96     0.88       1.35       0.96
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.............      (0.35)       (0.37)    (0.59)    (0.48)      (0.73)   (0.76)     (0.74)     (0.78)
  Net Realized Gains................         --           --        --        --       (0.56)   (0.49)        --         --
                                      -----------   --------  --------  --------    --------  --------   --------   --------
  Total Distributions...............      (0.35)       (0.37)    (0.59)    (0.48)      (1.29)   (1.25)     (0.74)     (0.78)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $  10.21     $  10.42  $  10.05  $   9.75    $  10.55  $ 10.88    $ 11.25    $ 10.64
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return........................       1.40%#       7.51%     9.35%    (3.13)%      9.46%    8.59%     13.44%      9.72%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).......................   $192,867     $174,386  $300,921  $235,554    $164,504  $83,543    $56,971    $52,260
Ratio of Expenses to Average Net
  Assets **.........................       0.30%*       0.30%     0.28%     0.31%       0.31%    0.31%      0.30%      0.30%
Ratio of Net Investment Income to
  Average Net Assets................       6.03%*       5.63%     6.14%     5.08%       4.75%    5.82%      7.16%      7.91%
Portfolio Turnover Rate.............      13.66%*     211.97%   398.09%    52.39%     152.10%  218.60%    223.18%    165.50%
----------------------------------------------------------------------------------------------------------------------------

                                                                          THE DFA TWO-YEAR
                                                                        GLOBAL FIXED INCOME
                                                                             PORTFOLIO
                                        YEAR       YEAR                ----------------------
                                       ENDED      ENDED     MAY 31,    SIX MONTHS     FEB. 9
                                      NOV. 30,   NOV. 30,   TO NOV.     ENDED MAY    TO NOV.
                                        1989       1988     30, 1987    31, 1997     30, 1996
------------------------------------  -------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $ 10.42     $10.33     $10.00     $  10.37     $  10.00
                                      --------   --------   --------   -----------   --------
Income From Investment Operations
  Net Investment Income.............     0.85       0.62       0.38         0.28         0.24
  Net Gain (Losses) on Securities
    (Realized and Unrealized).......     0.05       0.09      (0.05)       (0.01)        0.35
                                      --------   --------   --------   -----------   --------
  Total From Investment
    Operations......................     0.90       0.71       0.33         0.27         0.59
------------------------------------  -------------------------------------------------------
Less Distributions
  Net Investment Income.............    (0.86)     (0.58)        --        (0.29)       (0.22)
  Net Realized Gains................       --      (0.04)        --        (0.01)          --
                                      --------   --------   --------   -----------   --------
  Total Distributions...............    (0.86)     (0.62)        --        (0.30)       (0.22)
------------------------------------  -------------------------------------------------------
Net Asset Value, End of Period......  $ 10.46     $10.42     $10.33     $  10.34     $  10.37
------------------------------------  -------------------------------------------------------
------------------------------------  -------------------------------------------------------
Total Return........................     9.33%      7.13%      3.26%#       2.66%#       6.01%#
------------------------------------  -------------------------------------------------------
Net Assets, End of Period
  (thousands).......................  $53,039     $4,863     $4,258     $361,642     $319,343
Ratio of Expenses to Average Net
  Assets **.........................     0.30%      0.28%      0.27%*       0.33%*       0.33%*
Ratio of Net Investment Income to
  Average Net Assets................     8.49%      7.97%      7.50%*       5.30%*       3.10%*
Portfolio Turnover Rate.............   312.59%    253.31%    100.85%*        N/A***       N/A***
------------------------------------  -------------------------------------------------------

      (1)  Restated to reflect a 900% stock dividend as of January 2, 1996.

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratio for The DFA Two-Year Global Fixed Income Portfolio and its pro-rata share of its Master
           Fund Series.

      ***  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE DFA GLOBAL FIXED INCOME PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                                          YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                          SIX MONTHS     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      NOV. 6
                                           ENDED MAY    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,   TO NOV.
                                           31, 1997       1996      1995      1994      1993      1992       1991     30, 1990
------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $  11.04     $  10.51  $   9.81  $  10.56  $  10.36  $ 10.47    $ 10.02     $10.00
                                          -----------   --------  --------  --------  --------  --------   --------   --------
Income From Investment Operations
  Net Investment Income (Loss)..........       0.25         0.50      0.39      0.35      0.40     0.54       0.66       0.04
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........       0.05         0.61      1.08     (0.65)     0.73     0.26       0.26      (0.02)
                                          -----------   --------  --------  --------  --------  --------   --------   --------
    Total From Investment Operations....       0.30         1.11      1.47     (0.30)     1.13     0.80       0.92       0.02
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.................      (0.64)       (0.58)    (0.77)    (0.44)    (0.45)   (0.64)     (0.47)        --
  Net Realized Gains....................      (0.09)          --        --     (0.01)    (0.48)   (0.27)        --         --
                                          -----------   --------  --------  --------  --------  --------   --------   --------
    Total Distributions.................      (0.73)       (0.58)    (0.77)    (0.45)    (0.93)   (0.91)     (0.47)        --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  10.61     $  11.04  $  10.51  $   9.81  $  10.56  $ 10.36    $ 10.47     $10.02
------------------------------------------------------------------------------------------------------------------------------
Total Return............................       2.94%#      11.13%    15.23%    (2.91)%    11.42%    8.00%    11.00%      0.22%#
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $206,816     $165,772  $208,166  $135,529  $101,528  $54,607    $31,647     $8,474
Ratio of Expenses to Average Net
  Assets................................       0.44%*       0.46%     0.46%     0.49%     0.52%    0.58%      0.67%      0.51%*
Ratio of Net Investment Income to
  Average Net Assets....................       4.81%*       4.41%     5.80%     5.75%     5.09%    5.52%      6.74%      6.92%*
Portfolio Turnover Rate.................      67.53%*     103.62%   130.41%   113.55%   139.57%  210.39%    194.25%      0.00%*
------------------------------------------------------------------------------------------------------------------------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

        *  Annualized

        #  Non-annualized

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-one of the Fund's thirty portfolios (the "Portfolios") are included in this report. Of the remaining nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and the remaining three portfolios have not yet commenced operations.

    On June 1, 1996, pursuant to an amendment to the organization document of the U.S. Large Company Series ("the Series") which resulted in the reorganization of the Series from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes, the U.S. Large Company Portfolio ("this Portfolio") redeemed its shares invested in the Series in exchange for the assets of the Series valued at $130,671,442. These assets were immediately contributed to the Series from this Portfolio, along with a nominal contribution from the Advisor, to create the partnership in exchange for an interest in the Series. At the time of this event, this Portfolio had $37,143,056 of unrealized appreciation on its investment in the Series. Immediately following the reorganization, this Portfolio owned 99.9% of the Series. This transaction is expected to be a tax-free event to the shareholders of this Portfolio based on rulings obtained from the Internal Revenue Service. Subsequent to the reorganization, an unrelated investment company became a partner of the Series and reduced this Portfolio's percentage of ownership to 36.6%.

    On August 9, 1996, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio each transferred their investable assets in exchange for assets of a corresponding series of The DFA Investment Trust Company (the "Transfer"). At the same time, the Advisor also made a nominal contribution to each series. Each corresponding series (The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series) is taxed as a partnership for federal income tax purposes. The Transfer is not expected to have any adverse tax effects on the Portfolios. In the opinion of counsel to the Fund, the Transfer was a tax-free event and therefore resulted in no recognition of taxable gain (loss) for each Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 05/31/97
-------------------------------------------------------  -------------------------------------------------------  -------------
The U.S. 6-10 Small Company Portfolio                    The U.S. 6-10 Small Company Series                               88%

The U.S. Large Company Portfolio                         The U.S. Large Company Series                                    42%

The Enhanced U.S. Large Company Portfolio                The Enhanced U.S. Large Company Series                          100%

The U.S. Small Cap Value Portfolio                       The U.S. Small Cap Value Series                                  96%

The U.S. Large Cap Value Portfolio                       The U.S. Large Cap Value Series                                  56%

The Japanese Small Company Portfolio                     The Japanese Small Company Series                                83%

The Pacific Rim Small Company Portfolio                  The Pacific Rim Small Company Series                             88%

The United Kingdom Small Company Portfolio               The United Kingdom Small Company Series                          89%

The Continental Small Company Portfolio                  The Continental Small Company Series                             86%

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 05/31/97
-------------------------------------------------------  -------------------------------------------------------  -------------
The International Small Company Portfolio                The Japanese Small Company Series                                17%
                                                         The Pacific Rim Small Company Series                             12%
                                                         The United Kingdom Small Company Series                          11%
                                                         The Continental Small Company Series                             14%

The RWB/DFA International High Book to Market Portfolio  The DFA International Value Series                               19%

The Emerging Markets Portfolio                           The Emerging Markets Series                                      99%

The DFA One-Year Fixed Income Portfolio                  The DFA One-Year Fixed Income Series                             99%

The DFA Two-Year Global Fixed Income Portfolio           The DFA Two-Year Global Fixed Income Series                     100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    On December 20, 1995, the Board of Directors of DFA Investment Dimensions Group, Inc. approved a 900% stock dividend under Maryland Corporate Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio. The record date of the stock dividend was January 1, 1996. The ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. Additionally, on this date, the Board approved an amendment to increase the authorized number of shares of each of these portfolios to 100,000,000. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The U.S. 9-10 Small Company Portfolio and The DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Intermediate Government Fixed Income Portfolio, The DFA Five-Year Government Portfolio and The DFA Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio and The Emerging Markets Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 1997, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 9-10 Small Company Portfolio.....................   .50 of 1%
The DFA Real Estate Securities Portfolio..................   .30 of 1%         (a)
The Large Cap International Portfolio.....................   .25 of 1%
The DFA International Small Cap Value Portfolio...........   .65 of 1%
The DFA Intermediate Government Fixed Income Portfolio....   .15 of 1%
The DFA Five-Year Government Portfolio....................   .20 of 1%
The DFA Global Fixed Income Portfolio.....................   .25 of 1%

(a) Effective December 11, 1996, the sub-advisory agreement between The DFA/AEW Real Estate Securities Portfolio and Aldrich, Eastman & Waltch L.P. terminated. Effective December 20, 1996, the advisory fee for The DFA/ AEW Real Estate Securities Portfolio was reduced from .325% to .30% and the name of the portfolio was changed to The DFA Real Estate Securities Portfolio.

    For the six months ended May 31, 1997, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. 6-10 Small Company Portfolio.....................   .32 of 1%
The U.S. Large Company Portfolio..........................  .215 of 1%
The Enhanced U.S. Large Company Portfolio.................   .15 of 1%
The U.S. Small Cap Value Portfolio........................   .30 of 1%
The U.S. Large Cap Value Portfolio........................   .15 of 1%
The Japanese Small Company Portfolio......................   .40 of 1%         (b)
The Pacific Rim Small Company Portfolio...................   .40 of 1%         (b)
The United Kingdom Small Company Portfolio................   .40 of 1%         (b)
The Continental Small Company Portfolio...................   .40 of 1%         (b)
The International Small Company Portfolio.................   .40 of 1%
The RWB/DFA International High Book to Market Portfolio...   .01 of 1%         (c)
The Emerging Markets Portfolio............................   .40 of 1%
The DFA One-Year Fixed Income Portfolio...................   .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio............   .10 of 1%

(b) For the period December 1, 1995 to August 8, 1996, the advisory fee was computed daily and paid monthly to the Advisor at an effective annual ratio of
 .50 of 1%. The administrative fee rate of .40 of 1% became effective on August 9, 1996 in connection with the Transfer.

(c) For the period December 1, 1995 to February 7, 1996, the administrative fee was computed daily and paid monthly to the Advisor at an effective annual rate of .20 of 1% of the first $40 million of average net assets. The rate of .01 of 1% became effective on February 8, 1996.

    Effective February 8, 1996 pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services, ("RWBAS"), The RWB/DFA International High Book to Market Portfolio pays to RWBAS a fee at the effective annual rate of .13% of the average net assets of the portfolio. Prior to that time the effective annual rate was .20% of the average net assets of the Portfolio in excess of $40 million.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Portfolios made the following purchases and sales of investment securities:

                                                                                                             OTHER
                                                                               U.S. GOVERNMENT             INVESTMENT
                                                                                 SECURITIES                SECURITIES
                                                                           -----------------------  ------------------------
                                                                            PURCHASES     SALES      PURCHASES      SALES
                                                                           -----------  ----------  -----------  -----------
                                                                              (000)       (000)        (000)        (000)
The U.S. 9-10 Small Company Portfolio....................................          --           --  $   125,295  $   165,965
The DFA Real Estate Securities Portfolio.................................          --           --       23,592          472
The Large Cap International Portfolio....................................          --           --        3,059          122
The DFA International Small Cap Value Portfolio..........................          --           --       92,154       27,211
The DFA Intermediate Government Fixed Income Portfolio...................   $  19,138   $   10,852       10,995        1,046
The DFA Five-Year Government Portfolio...................................      43,329       12,146           --           --
The DFA Global Fixed Income Portfolio....................................       5,002        2,017      105,590       56,453

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                                            GROSS UNREALIZED   GROSS UNREALIZED
                                                                              APPRECIATION       DEPRECIATION         NET
                                                                            -----------------  -----------------  -----------
                                                                                  (000)              (000)           (000)
The U.S. 9-10 Small Company Portfolio.....................................     $   397,186       $    (166,695)   $   230,491
The U.S. 6-10 Small Company Portfolio.....................................          58,170                  --         58,170
The U.S. Large Company Portfolio..........................................          85,927                (633)        85,294
The Enhanced U.S. Large Company Portfolio.................................           3,322                  --          3,322
The U.S. Small Cap Value Portfolio........................................         372,726                  --        372,726
The U.S. Large Cap Value Portfolio........................................         156,328                  --        156,328
The DFA Real Estate Securities Portfolio..................................          14,637              (1,187)        13,450
The Japanese Small Company Portfolio......................................          24,223            (107,358)       (83,135)
The Pacific Rim Small Company Portfolio...................................          59,927             (29,306)        30,621
The United Kingdom Small Company Portfolio................................          65,783             (34,987)        30,796
The Continental Small Company Portfolio...................................         101,562             (52,925)        48,637
The International Small Company Portfolio.................................           7,223              (9,539)        (2,316)
The RWB/DFA International High Book to Market Portfolio...................          43,715                  --         43,715
The Emerging Markets Portfolio............................................          45,421             (26,155)        19,266
The Large Cap International Portfolio.....................................          27,230              (3,783)        23,447
The DFA International Small Cap Value Portfolio...........................          41,745             (65,703)       (23,958)
The DFA Intermediate Government Fixed Income Portfolio....................             767              (1,163)          (396)
The DFA One-Year Fixed Income Portfolio...................................           6,514                  --          6,514
The DFA Five-Year Government Portfolio....................................             383                 (61)           322
The DFA Two-Year Global Fixed Income Portfolio............................           9,725                  --          9,725
The DFA Global Fixed Income Portfolio.....................................              --              (5,368)        (5,368)

    At November 30, 1996, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                            EXPIRES ON NOVEMBER 30, 1996
                                                                           -------------------------------
                                                                               (AMOUNTS IN THOUSANDS)
                                                                             2002       2003       2004       TOTAL
                                                                           ---------  ---------  ---------  ----------
The DFA Real Estate Securities Portfolio.................................  $   1,013         --  $     381  $    1,394
The International Small Company Portfolio................................         --         --         74          74
The Emerging Markets Portfolio...........................................         --         --        126         126
The DFA Intermediate Government Fixed Income Portfolio...................         --         --         28          28
The DFA Five-Year Government Portfolio...................................      2,306  $   8,152        887      11,345

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                         AT MAY 31, 1997 NET ASSETS CONSIST OF:
                                     -------------------------------------------------------------------------------
                                                      (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                                      UNREALIZED
                                                                                   UNDISTRIBUTED     APPRECIATION
                                                                                   NET REALIZED    (DEPRECIATION) OF
                                                   UNDISTRIBUTED   UNDISTRIBUTED      FOREIGN         INVESTMENT
                                       PAID-IN    NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND
                                       CAPITAL     INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY
                                     -----------  ---------------  -------------  ---------------  -----------------
The U.S. 9-10 Small Company
 Portfolio.........................  $   891,639     $   5,768       $  96,705              --         $ 230,491
The U.S. 6-10 Small Company
 Portfolio.........................      198,162          (399)         23,213              --            58,170
The U.S. Large Company Portfolio...      179,968           758            (555)             --            85,294
The Enhanced U.S. Large Company
 Portfolio.........................       20,973           (27)          1,775              --             3,322
The U.S. Small Cap Value
 Portfolio.........................    1,187,244        (1,848)         41,744              --           372,726
The U.S. Large Cap Value
 Portfolio.........................      504,640          (281)         22,435              --           156,328
The DFA Real Estate Securities
 Portfolio.........................       77,656         1,644          (1,216)             --            13,450
The Japanese Small Company
 Portfolio.........................      328,105           947          (2,140)      $     (40)          (83,135)
The Pacific Rim Small Company
 Portfolio.........................      183,836           419           2,352             (62)           30,621
The United Kingdom Small Company
 Portfolio.........................      126,540         1,907          11,048              68            30,796
The Continental Small Company
 Portfolio.........................      252,967         2,889           5,775            (212)           48,637
The International Small Company
 Portfolio.........................      149,575           710             286             (33)           (2,316)
The RWB/DFA International High Book
 to Market Portfolio...............      241,862            71           3,043              --            43,715
The Emerging Markets Portfolio.....      193,467         2,061              26             (61)           19,266
The Large Cap International
 Portfolio.........................       61,877           654            (521)            (10)           23,447
The DFA International Small Cap
 Value Portfolio...................      457,707         1,945           8,529             (91)          (23,958)
The DFA Intermediate Government
 Fixed Income Portfolio............      121,328         1,908             138              --              (396)
The DFA One-Year Fixed Income
 Portfolio.........................      753,843           (66)         (4,019)             --             6,514
The DFA Five-Year Government
 Portfolio.........................      199,210         4,633         (11,298)             --               322
The DFA Two-Year Global Fixed
 Income Portfolio..................      351,793           363            (239)             --             9,725
The DFA Global Fixed Income
 Portfolio.........................      200,304         1,352             950           8,399            (5,368)


                                       UNREALIZED
                                       NET FOREIGN                  NUMBER OF
                                        EXCHANGE       TOTAL NET      SHARES
                                       GAIN (LOSS)      ASSETS      AUTHORIZED
                                     ---------------  -----------  ------------
The U.S. 9-10 Small Company
 Portfolio.........................            --     $ 1,224,603   300,000,000
The U.S. 6-10 Small Company
 Portfolio.........................            --         279,146   100,000,000
The U.S. Large Company Portfolio...            --         265,465   200,000,000
The Enhanced U.S. Large Company
 Portfolio.........................            --          26,043   100,000,000
The U.S. Small Cap Value
 Portfolio.........................            --       1,599,866   100,000,000
The U.S. Large Cap Value
 Portfolio.........................            --         683,122   100,000,000
The DFA Real Estate Securities
 Portfolio.........................            --          91,534   100,000,000
The Japanese Small Company
 Portfolio.........................     $      58         243,795    20,000,000
The Pacific Rim Small Company
 Portfolio.........................            (1)        217,165    20,000,000
The United Kingdom Small Company
 Portfolio.........................            19         170,378    20,000,000
The Continental Small Company
 Portfolio.........................          (170)        309,886    50,000,000
The International Small Company
 Portfolio.........................           (15)        148,207   100,000,000
The RWB/DFA International High Book
 to Market Portfolio...............            --         288,691   100,000,000
The Emerging Markets Portfolio.....            (7)        214,752   100,000,000
The Large Cap International
 Portfolio.........................            (3)         85,444   150,000,000
The DFA International Small Cap
 Value Portfolio...................             3         444,135   100,000,000
The DFA Intermediate Government
 Fixed Income Portfolio............            --         122,978   100,000,000
The DFA One-Year Fixed Income
 Portfolio.........................            --         756,272   100,000,000
The DFA Five-Year Government
 Portfolio.........................            --         192,867   100,000,000
The DFA Two-Year Global Fixed
 Income Portfolio..................            --         361,642   100,000,000
The DFA Global Fixed Income
 Portfolio.........................         1,179         206,816   100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    2. FORWARD CURRENCY CONTRACTS: The DFA Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1997, The DFA Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                                FOREIGN
EXPIRATION                                                                 VALUE AT MAY 31,    EXCHANGE
   DATE      CURRENCY SOLD                               CONTRACT AMOUNT         1997            GAIN
----------  ----------------                             ----------------  ----------------  -------------

06/12/97..        24,919,683      Australian Dollar      $     19,427,926  $     19,003,800  $     424,126

06/12/97..       198,246,762        French Francs              34,474,559        34,346,286        128,273

06/30/97..         4,502,001   British Pound Sterling           7,369,176         7,347,266         21,910

06/30/97..        10,788,406     Netherlands Guilder            5,658,645         5,624,821         33,824

06/30/97..        60,455,936        German Marks               35,704,994        35,375,036        329,958

06/30/97..        68,560,808       Canadian Dollar             49,655,835        49,649,365          6,470

07/02/97..     4,728,975,022        Japanese Yen               40,835,266        40,626,933        208,333
                                                         ----------------  ----------------  -------------

                                                         $    193,126,401  $    191,973,507  $   1,152,894
                                                         ----------------  ----------------  -------------
                                                         ----------------  ----------------  -------------

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

H. LINE OF CREDIT:

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the six months ended May 31, 1997.

I. REIMBURSEMENT FEES:

    Shares of the Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio and The Continental Small Company Portfolio are 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio is .70% of the net asset value of its shares. The current reimbursement fee for The International Small Company Portfolio is .70% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received by each Portfolio at May 31, 1997, is as follows:

                                                                                      VALUE
                                                                                  OF SECURITIES      VALUE OF
                                                                                     ON LOAN        COLLATERAL
                                                                                  --------------  --------------

DOMESTIC EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

The U.S. 9-10 Small Company Portfolio...........................................  $   26,689,633  $   34,421,983

The DFA Real Estate Securities Portfolio........................................       1,327,750       1,392,100

INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

The Large Cap International Portfolio...........................................      15,470,917      16,369,078

The DFA International Small Cap Value Portfolio.................................      24,292,612      25,937,398

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.9%)
  *3-D Systems Corp....................................        7,700   $     55,825
  *3D0 Co..............................................       13,900         62,984
  *4 Health, Inc.......................................          500          2,906
  *AAON, Inc...........................................        2,400         16,950
  AAR Corp.............................................       10,800        334,800
  ABC Bancorp..........................................        1,625         27,016
  *ABC Rail Products Corp..............................        4,100         66,625
  ABM Industries, Inc..................................       11,600        224,750
  *ABT Building Products Corp..........................        6,300        154,350
  *ACC Corp............................................        9,950        254,969
  *ACT Manufacturing, Inc..............................        4,400        124,850
  *ACT Networks, Inc...................................        4,600         80,787
  *ACX Technologies, Inc...............................       16,800        357,000
  *AEP Industries, Inc.................................        2,300        107,669
  *AER Energy Resources, Inc...........................       14,200         40,825
  *AFC Cable Systems, Inc..............................        3,500         95,156
  *AG Associates, Inc..................................          100            587
  *AG Services America, Inc............................        2,800         44,800
  *AMBI, Inc...........................................       12,400         26,350
  *#AMC Entertainment, Inc.............................        3,300         75,900
  APL, Ltd.............................................       15,000        453,750
  *APS Holding Corp. Class A...........................        7,700         76,519
  *ARI Network Services, Inc...........................        6,800          7,012
  *ARV Assisted Living, Inc............................        7,500         60,000
  *AST Research, Inc...................................       34,613        181,177
  *ATC Group Services, Inc.............................        3,900         43,144
  *ATS Medical, Inc....................................       11,100         67,641
  *AW Computer Systems, Inc. Class A...................        2,400          1,950
  Aames Financial Corp.................................       13,750        177,031
  Aaron Rents, Inc. Class A............................        1,500         18,000
  Aaron Rents, Inc. Class B............................       14,400        170,100
  *#Aasche Transportation Services, Inc................        2,000          9,937
  *Abaxis, Inc.........................................        7,100         19,969
  Abington Bancorp, Inc................................          700         16,537
  *Abiomed, Inc........................................        3,400         37,187
  *Able Telcom Holding Corp............................        4,100         30,494
  Abrams Industries, Inc...............................          200          1,175
  *Abraxas Petroleum Corp..............................        2,900         38,244
  *Accell International Corp...........................        2,700          8,100
  *Acceptance Insurance Companies, Inc.................        9,100        191,100
  *Access Beyond, Inc..................................          300          1,491
  *Access Health Marketing, Inc........................        9,600        210,600
  *Acclaim Entertainment, Inc..........................       29,800        122,925
  *Ace Cash Express, Inc...............................        3,800         43,462
  Aceto Corp...........................................        2,200         29,700
  Ackerley Group, Inc..................................       15,600        193,050
  *Acme Electric Corp..................................        2,500         17,500
  *Acme Metals, Inc....................................        7,000        106,750
  *Acme United Corp....................................        1,300          7,719
  Acordia, Inc.........................................        8,400        298,200
  *Actel Corp..........................................       10,100        211,469

                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Action Performance Companies, Inc...................        8,200   $    197,312
  *Active Voice Corp...................................        1,300         15,844
  *Activision, Inc.....................................        8,400        108,150
  *Actrade International, Ltd..........................        2,400         34,200
  *Acuson Corp.........................................       11,100        288,600
  Adac Laboratories....................................       10,066        261,087
  *Adage, Inc..........................................        3,100         12,497
  *Adam Software, Inc..................................        1,000          1,875
  Adams Resources & Energy, Inc........................        2,100         28,875
  *Adelphia Communications Corp. Class A...............        8,400         49,350
  *Adept Technology, Inc...............................        5,000         39,375
  *Adflex Solutions, Inc...............................        5,200         85,150
  *Advanced Digital Information Corp...................        6,000         93,375
  *Advanced Energy Industries, Inc.....................        4,000         48,250
  *Advanced Logic Research, Inc........................        7,300         80,756
  *Advanced Magnetics, Inc.............................        6,000         71,250
  *Advanced Marketing Services, Inc....................        2,700         28,012
  *Advanced Medical, Inc...............................        9,300         31,969
  *Advanced Photonix, Inc. Class A.....................        5,300          6,625
  *Advanced Polymer Systems, Inc.......................       11,000         81,125
  *Advanced Promotion Technologies, Inc................       11,624             70
  *Advanced Technology Labs, Inc.......................        8,500        332,031
  *Advanced Technology Materials, Inc..................        5,300        126,869
  *#Advanced Tissue Sciences, Inc......................       22,500        291,094
  Advantage Bancorp, Inc...............................        1,250         48,594
  Advest Group, Inc....................................        5,000         81,250
  *Advo, Inc...........................................       14,500        201,187
  *Advocat, Inc........................................        3,200         31,600
  *Aeroflex, Inc.......................................        7,200         28,800
  *Aerosonic Corp. DE..................................        2,000         23,750
  *Aerovox, Inc........................................        2,700         12,994
  *Aetrium, Inc........................................        4,200         71,925
  Affiliated Community Bancorp.........................        1,600         46,100
  *Ag-Chem Equipment Co., Inc..........................        2,300         45,137
  *Agri-Nutrition Group, Ltd...........................        1,600          1,900
  *Air & Water Technologies Corp. Class A..............       19,200         91,200
  Air Express International Corp.......................        9,250        336,469
  *Air Methods Corp....................................        4,000         10,875
  Airborne Freight Corp................................       12,700        485,775
  *Airsensors, Inc.....................................        3,400         26,137
  *Airways Corp........................................        2,600         13,487
  *Akorn, Inc..........................................        7,800         17,550
  *Alamco, Inc.........................................        1,800         27,450
  Alamo Group, Inc.....................................        5,800        112,375
  *Alarmguard Holdings, Inc............................        5,000         32,500
  *#Alaska Air Group, Inc..............................        8,700        216,412
  *Alba-Waldensian, Inc................................          600          3,000
  Albank Financial Corp................................        8,040        309,540
  Albany International Corp. Class A...................        5,000        113,750
  *Alcide Corp.........................................          900         27,225

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Aldila, Inc.........................................        9,700   $     47,894
  Alfa Corp............................................       24,500        312,375
  *Alfin, Inc..........................................        4,500          2,812
  Aliant Communications, Inc...........................       21,900        442,106
  Alico, Inc...........................................        3,500         67,375
  *Alkermes, Inc.......................................       18,100        298,650
  *All American Communications, Inc....................        3,200         47,200
  *All American Semiconductor, Inc.....................        7,100          7,322
  *Allcity Insurance Co................................          200          1,562
  *Allegro New Media, Inc..............................        1,313          3,282
  Allen Organ Co. Class B..............................          200          7,975
  *Allen Telecom, Inc..................................       16,000        372,000
  Alliance Bancorp.....................................        2,159         63,421
  *Alliance Entertainment Corp.........................       18,100         15,837
  *Alliance Gaming Corp................................       24,928         93,480
  *Alliance Pharmaceuticals Corp.......................       18,000        182,250
  *#Alliance Semiconductor Corp........................       23,300        193,681
  *Alliant Techsystems, Inc............................        7,800        375,375
  *Allied Capital Advisers, Inc........................        4,500         20,531
  Allied Capital Lending Corp..........................        1,900         27,194
  Allied Group, Inc....................................       10,125        402,469
  Allied Healthcare Products, Inc......................        4,700         28,200
  *Allied Holdings, Inc................................        5,000         49,375
  Allied Life Financial Corp...........................        2,000         34,000
  Allied Products Corp.................................        4,500        146,250
  *Allied Research Corp................................        2,200         18,425
  *Allied Waste Industries, Inc........................       36,700        539,031
  *Allou Health & Beauty Care, Inc. Class A............        1,900         11,341
  *Allstate Financial Corp.............................        1,600          9,600
  *Alltrista Corp......................................        3,953         94,872
  *Allwaste, Inc.......................................       19,800        165,825
  *Aloette Cosmetics, Inc..............................        1,000          3,062
  *Alpha 1 Biomedicals, Inc............................          407             49
  *Alpha Beta Technology, Inc..........................       10,000         91,875
  *Alpha Industries, Inc...............................        6,200         45,725
  *Alpha Microsystems, Inc.............................        3,300          4,537
  *Alpha Technologies Group, Inc.......................        4,000         11,750
  Alpharma, Inc. Class A...............................        8,100        135,675
  *Alpine Group, Inc...................................       15,736        147,525
  *Alpine Lace Brands, Inc.............................        2,600         16,250
  *#Alta Gold Co.......................................       17,400         51,384
  *Alteon, Inc.........................................        9,400         36,425
  *Alternative Resources Corp..........................        9,400        173,312
  *Altris Software, Inc................................        5,200         24,050
  *Altron, Inc.........................................        9,100        151,287
  *Amati Communications Corp...........................       10,600        136,475
  *Amax Gold, Inc......................................       49,600        328,600
  Amcast Industrial Corp...............................        4,300        105,350
  Amcol International Corp.............................       11,500        209,156
  Amcore Financial, Inc................................        8,550        240,469
  *America Services Group, Inc.........................        1,600         17,000
  *America West Holdings Corp. Class B.................       17,700        272,137
  American Annuity Group, Inc..........................       18,200        338,975
  American Bancorporation Ohio.........................          200          6,200
  American Bank of Connecticut.........................        1,100         37,950
  *American Banknote Corp..............................        9,900         42,075
  American Biltrite, Inc...............................        1,400         31,237
  *#American Biogenetic Sciences, Inc. Class A.........        8,100         24,680
  *American Buildings Co...............................        2,700         75,600
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *American Business Information, Inc..................       12,800   $    267,200
  American Business Products, Inc......................        9,800        241,325
  *American Claims Evaluation, Inc.....................        1,000          1,359
  *American Classic Voyages Co.........................        7,400         78,162
  American Eagle Group, Inc............................        4,000          2,500
  *American Eagle Outfitters, Inc......................        5,900         66,744
  *American Ecology Corp...............................        5,250          7,219
  *American Exploration Co.............................        9,100        117,162
  American Federal Bank FSB Greenville, SC.............        4,400        134,475
  American Filtrona Corp...............................          200          8,950
  *American Freightways Corp...........................       18,700        254,787
  *American Healthcorp, Inc............................        3,900         42,656
  American Heritage Life Investment Corp...............        7,700        223,300
  *American Homepatient, Inc...........................        8,800        169,400
  *American Homestar Corp..............................        5,437        108,400
  American Indemnity Financial Corp....................          800         10,200
  American List Corp...................................        2,225         61,744
  *American Media, Inc. Class A........................       13,500         81,000
  *American Medical Electronics, Inc. (Escrow-Bonus)...        4,400              0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        4,400              0
  *American Mobile Satellite Corp......................       12,400        110,050
  *American Oilfield Divers, Inc.......................        3,400         38,250
  *American Oncology Resources, Inc....................        5,000         71,250
  *American Pacific Corp...............................        4,100         26,522
  *American Paging, Inc................................       12,000         27,000
  *American Physicians Services Group, Inc.............        1,800         12,150
  American Precision Industries, Inc...................        7,300        141,437
  *American Safety Razor Co............................        6,000         88,500
  *#American Science & Engineering, Inc................        6,500         65,812
  *American Shared Hospital Services...................          600            544
  *American Software, Inc. Class A.....................       10,500         77,109
  *American Superconductor Corp........................        4,800         40,200
  *American Technical Ceramics Corp....................        1,500         18,562
  *American Telecasting, Inc...........................       11,900         12,830
  *#American United Global, Inc........................        3,600         16,537
  *American Waste Services, Inc. Class A...............       12,400         21,700
  American Woodmark Corp...............................        4,660         76,016
  Americana Bancorp, Inc...............................        1,600         25,200
  *Americredit Corp....................................       17,300        324,375
  *Amerihost Properties, Inc...........................        3,000         21,562
  *AmeriLink Corp......................................        1,400         11,200
  *Ameristar Casinos, Inc..............................       11,600         63,800
  *Ameriwood Industries International Corp.............        3,200         23,000
  Ameron, Inc..........................................        2,000        111,000
  *Ames Department Stores, Inc.........................       12,300         99,553
  Ametek, Inc..........................................        2,500         58,437
  *Amistar Corp........................................        1,300          7,028
  Ampco-Pittsburgh Corp................................        4,800         63,000
  *Ampex Corp. Class A.................................       27,000        172,969
  *#Amre, Inc..........................................       12,500             62
  *Amrep Corp..........................................        3,900         14,625
  *Amresco, Inc........................................       23,000        402,500
  *Amrion Corp.........................................        2,700         63,281
  *Amtech Corp.........................................        8,800         47,300

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Amtran, Inc.........................................        7,000   $     60,375
  Amvestors Financial Corp.............................        7,700        135,712
  Amwest Insurance Group, Inc..........................        1,200         17,100
  *Amylin Pharmaceuticals, Inc.........................       33,500        433,406
  *Anadigics, Inc......................................        7,550        250,094
  Analogic Corp........................................        7,300        236,794
  *Analogy, Inc........................................        2,200          9,762
  Analysis & Technology, Inc...........................          800         11,800
  Analysts International Corp..........................        8,200        293,150
  *Analytical Surveys, Inc.............................        2,900         36,612
  *Anaren Microwave, Inc...............................        2,000         19,500
  Anchor Bancorp Wisconsin, Inc........................        2,100         90,562
  *Anchor Gaming, Inc..................................        6,700        285,587
  Andover Bancorp, Inc. DE.............................        2,600         74,750
  *Andrea Electronics Corp.............................        1,900         21,850
  *Anergen, Inc........................................       11,200         32,900
  *Anesta Corp.........................................        4,700         81,956
  *Angeion Corp........................................       14,600         73,912
  Angelica Corp........................................        9,000        162,000
  *#Anicom, Inc........................................       10,300         97,206
  *Anika Therapeutics, Inc.............................        2,280         13,252
  *Anixter International, Inc..........................        6,200        105,400
  *#Ann Taylor Stores Corp.............................       15,300        355,725
  *Ansaldo Signal N.V..................................        5,900         33,925
  *Antec Corp..........................................       29,050        355,862
  *Anuhco, Inc.........................................        3,300         29,700
  *Apertus Technologies, Inc...........................        5,500          8,164
  *Aphton Corp.........................................        7,700        109,725
  Apogee Enterprises, Inc..............................       15,000        276,562
  *Apogee, Inc.........................................        5,900         25,075
  #Apple South, Inc....................................       23,100        350,831
  *#Appliance Recycling Centers of America, Inc........          525          1,542
  *Applied Digital Access, Inc.........................        7,300         46,537
  *Applied Extrusion Technologies, Inc.................        5,600         66,500
  Applied Industrial Technologies, Inc.................        7,500        263,437
  *Applied Innovation, Inc.............................        9,500         55,812
  *Applied Magnetics Corp..............................        5,900        146,762
  *Applied Microsystems Corp...........................        3,400         23,800
  Applied Power, Inc. Class A..........................        8,200        360,800
  *Applied Science & Technology, Inc...................        2,000         28,000
  *Applied Signal Technologies, Inc....................        4,700         33,047
  *Applied Voice Technology, Inc.......................        2,000         29,750
  *Applix, Inc.........................................        4,700         20,856
  Aptargroup, Inc......................................       10,800        479,250
  *#Aquagenix, Inc.....................................        2,000         13,531
  Aquarion Co..........................................        3,500         90,125
  *Aquila Biopharmaceuticals, Inc......................        1,130          5,156
  Aquila Gas Pipeline Corp.............................       24,700        364,325
  *Arabian Shield Development Co.......................          200            262
  *Arbor Health Care Co................................        3,400         95,625
  *Arbor Software Corp.................................        5,000        148,437
  *#Arcadia Financial, Ltd.............................       18,700        194,012
  *Arch Communications Group, Inc......................       12,400         98,425
  *Arch Petroleum, Inc.................................       10,300         30,256
  Arctic Cat, Inc......................................       16,800        177,450
  *Arden Industrial Products, Inc......................        3,500         18,375
  *#Argosy Gaming Corp.................................       20,600         64,375
  *Ariad Pharmaceuticals, Inc..........................        4,700         28,494
  *Ariel Corp..........................................        9,300         78,759
  *Ark Restaurants Corp................................        1,600         14,000
  *Arkansas Best Corp..................................       11,700         69,834
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Armco, Inc..........................................       83,000   $    311,250
  Arnold Industries, Inc...............................       18,000        299,250
  *Aronex Pharmaceuticals, Inc.........................       15,700         65,253
  *Arrhythmia Research Technology, Inc.................        1,800          3,825
  *Arris Pharmaceutical Corp...........................       10,100        135,087
  *Arrow Automotive Industries, Inc....................        1,000          3,375
  Arrow Financial Corp.................................        3,500         89,250
  *Artisoft, Inc.......................................        8,700         21,750
  *Artistic Greetings, Inc.............................        2,900         12,687
  *Artra Group, Inc....................................        3,800         18,050
  *Arts Way Manufacturing Co., Inc.....................          200          1,300
  Arvin Industries, Inc................................       13,500        374,625
  *Asante Technologies, Inc............................        4,400         17,187
  *Aseco Corp..........................................        1,400         17,675
  Ashland Coal, Inc....................................        8,100        216,675
  *Ashworth, Inc.......................................        7,400         65,906
  *Aspen Technology, Inc...............................        7,200        273,600
  *Assisted Living Concepts, Inc.......................        1,600         40,000
  Associated Banc-Corp.................................        8,414        318,680
  *Astea International, Inc............................        3,200         10,000
  *Astec Industries, Inc...............................        7,200         84,600
  Astro-Med, Inc.......................................        3,000         27,562
  *Astronics Corp......................................        2,375         15,289
  *Astrosystems, Inc...................................        3,400         18,275
  *Astrotech International Corp........................        5,900         30,975
  *Asyst Technologies, Inc.............................        3,200        127,800
  Atalanta Sosnoff Capital Corp........................        4,300         38,162
  *Atchison Casting Corp...............................        2,200         37,675
  *Athey Products Corp.................................        2,940         12,679
  *Atkinson (Guy F.) of California.....................        5,400         37,462
  *Atlantic American Corp..............................       10,300         30,578
  *Atlantic Beverage, Inc..............................        2,000          7,125
  *Atlantic Coast Airlines, Inc........................        5,000         76,250
  *Atlantic Gulf Communities Corp......................        5,800         32,625
  *Atlantic Tele-Network, Inc..........................        7,400         92,500
  *Atlantis Plastics, Inc..............................        3,300         23,512
  #Atmos Energy Corp...................................        9,600        222,000
  Atrion Corp..........................................        1,950         26,447
  *Atrix Labs, Inc.....................................        6,100         70,912
  *Atwood Oceanics, Inc................................        3,300        219,862
  *Au Bon Pain, Inc. Class A...........................        6,000         37,875
  *Audiovox Corp. Class A..............................        6,900         45,281
  Audits & Surveys Worldwide, Inc......................        5,100         14,344
  *Ault, Inc...........................................        1,900         15,675
  *#Aura Systems, Inc..................................       26,900         49,177
  *Auspex Systems, Inc.................................       14,700        152,512
  Authentic Fitness Corp...............................       16,400        239,850
  Autocam Corp.........................................        4,137         44,990
  Autodesk, Inc........................................        1,145         44,583
  *Autoimmune, Inc.....................................        9,800         22,356
  *Autoinfo, Inc.......................................        3,900          6,947
  *Autologic Information International, Inc............        2,300         11,931
  *Autote Corp. Class A................................       14,758         16,603
  *Avatar Holdings, Inc................................        5,500        179,437
  *#Avatex Corp........................................        6,300          7,087
  *Avecor Cardiovascular, Inc..........................        3,900         40,706
  Avemco Corp..........................................        3,400         87,975
  *Avert, Inc..........................................        1,300          8,369
  *Aviall, Inc.........................................       10,900        160,775
  *Avid Technology, Inc................................       12,800        300,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Avigen, Inc.........................................        1,000   $      3,750
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................        6,500         15,437
  *Avondale Industries, Inc............................        8,700        164,212
  *Axent Technologies, Inc.............................        3,000         38,625
  *Aydin Corp..........................................        2,600         29,250
  *Aztar Corp..........................................       30,200        211,400
  Aztec Manufacturing Co...............................        4,300         52,675
  *BBN Corp............................................       12,600        363,825
  *BCT International, Inc..............................        2,000          6,750
  *BEC Group, Inc......................................       10,683         48,073
  BEI Electronics, Inc.................................        3,400         29,750
  BGS Systems, Inc.....................................        5,200        161,850
  BHA Group Holdings, Inc. Class A.....................        2,970         54,945
  BHC Financial, Inc...................................        3,500        120,969
  *BI, Inc.............................................        3,600         24,862
  *BMC West Corp.......................................        5,600         74,550
  *BNH Bancshares, Inc.................................        1,400         21,087
  *BPI Packaging Technologies, Inc.....................        5,300          9,855
  *BRC Holdings, Inc...................................        3,300        122,100
  BSB Bancorp, Inc.....................................        2,800         96,425
  BT Financial Corp....................................        2,850        113,287
  *BT Office Products International, Inc...............        3,400         26,775
  *BTG, Inc............................................        1,200         16,050
  *BTU International, Inc..............................        3,800         14,962
  BW/IP, Inc. Class A..................................       14,600        279,225
  *BWAY Corp...........................................        3,200         69,600
  *Back Bay Restaurant Group, Inc......................        2,000          8,250
  Badger Meter, Inc....................................          800         20,000
  Badger Paper Mills, Inc..............................        1,000          7,750
  Bairnco Corp.........................................        5,300         37,762
  Baker (J.), Inc......................................        6,900         56,062
  *Baker (Michael) Corp................................        3,900         27,056
  Balchem Corp.........................................        1,200         11,700
  Baldor Electric Co...................................       10,300        288,400
  *Baldwin Piano & Organ Co............................        1,300         17,875
  *Baldwin Technology, Inc. Class A....................        9,300         25,575
  *Ballantyne Omaha, Inc...............................        4,200         67,725
  Ballard Medical Products.............................       16,900        325,325
  *Bally Total Fitness Holding Corp....................        4,975         40,733
  *Baltek Corp.........................................        1,500         11,344
  *Bancfirst Ohio Corp.................................          600         22,800
  *Bancinsurance Corp..................................        2,900         11,781
  Bancorp Connecticut, Inc.............................        1,000         24,750
  BancorpSouth, Inc....................................       11,800        343,675
  *BancTec, Inc........................................       12,462        314,665
  Bangor Hydro-Electric Co.............................        4,400         23,100
  Bank of Granite Corp.................................        1,700         49,512
  *Bank Plus Corp......................................        2,000         21,500
  *Bank United Financial Corp. Class A.................        1,200         11,775
  BankAtlantic Bancorp, Inc. Class A...................        2,968         40,068
  BankAtlantic Bancorp, Inc. Class B...................        6,277         86,701
  Bankers Corp.........................................        7,540        190,385
  BankNorth Group, Inc. DE.............................        3,900        171,112
  *Banner Aerospace, Inc...............................       17,500        140,000
  *Banyan System, Inc..................................       10,300         18,991
  Barnes Group, Inc....................................       12,000        322,500
  *Barnwell Industries, Inc............................          400          7,000
  *Barr Laboratories, Inc..............................        8,250        220,687
  *Barra, Inc..........................................        4,100        118,900
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Barrett Business Services, Inc......................        4,100   $     58,169
  *Barringer Technologies, Inc.........................        2,400         35,400
  *Barry (R.G.) Corp...................................        4,700         54,637
  *Base Ten Systems, Inc. Class A......................        3,700         37,000
  *Basin Exploration, Inc..............................        5,900         42,775
  Bassett Furniture Industries, Inc....................        5,200        130,325
  Bay State Gas Co.....................................        7,600        202,350
  Bay View Capital Corp................................        4,000        201,500
  *Baycorp Holdings, Ltd...............................        4,200         31,762
  *Bayou Steel Corp. Class A...........................        4,600         14,950
  *Be Aerospace, Inc...................................       13,100        316,037
  Beauticontrol Cosmetics, Inc.........................        2,900         26,462
  *Beazer Homes USA, Inc...............................        6,000         92,250
  *Bel Fuse, Inc.......................................        2,500         34,687
  *Belden & Blake Corp.................................        6,700        178,806
  *Bell and Howell Co..................................        7,200        192,600
  *Bell Industries, Inc................................        3,700         68,912
  *Bell Microproducts, Inc.............................        4,200         46,987
  *Bell Sports Corp....................................        8,200         53,300
  *Bellwether Exploration Co...........................        5,700         56,644
  *Ben & Jerry's Homemade, Inc. Class A................        3,600         48,600
  *Benchmark Electronics, Inc..........................        2,700         94,837
  *Benihana, Inc.......................................        1,000          8,937
  *Bentley International, Inc..........................           55             82
  *Bentley Pharmaceuticals, Inc........................        1,960          6,860
  *Benton Oil & Gas Co.................................       17,000        263,500
  Berkshire Gas Co.....................................        1,000         15,250
  *Berlitz International, Inc..........................        4,700        112,212
  Berry Petroleum Corp. Class A........................       12,600        189,000
  *Bertuccis, Inc......................................        4,400         26,125
  *Best Buy Co., Inc...................................       17,800        242,525
  *Bet Holdings, Inc. Class A..........................        6,700        215,237
  *Big Flower Press Holding, Inc.......................        5,400        115,425
  *Billing Information Concepts Corp...................        5,400        155,250
  Bindley Western Industries, Inc......................        6,800        149,600
  Binks Sames Corp.....................................        1,100         46,475
  *#Bio Technology General Corp........................       22,400        322,000
  *Bio Vascular, Inc...................................        3,000         14,625
  *Bio-Logic Systems Corp..............................        2,100          7,875
  *Bio-Plexus, Inc.....................................        2,700         11,897
  *Bio-Rad Laboratories, Inc. Class A..................        5,800        147,900
  *Biocircuits Corp....................................          925            867
  *Biocryst Pharmaceuticals, Inc.......................        7,800        103,350
  *Biomatrix, Inc......................................        6,300        107,494
  *Biosepra, Inc.......................................        5,000         14,062
  *Biosource International, Inc........................        4,200         31,762
  *Biospecifics Technologies Corp......................        2,300         10,494
  *Biospherics, Inc....................................        4,000         20,000
  *Biowhittaker, Inc...................................        6,500         69,062
  *Bird Corp...........................................        2,500          9,531
  Birmingham Steel Corp................................       18,600        297,600
  *Black Box Corp......................................        9,900        348,975
  *Black Hawk Gaming & Development, Inc................        1,000          5,687
  Black Hills Corp.....................................        8,700        250,125
  Blair Corp...........................................        5,600         90,300
  Blanch (E.W.) Holdings, Inc..........................        6,600        163,350
  Blessings Corp.......................................        6,000         63,000
  Blimpie International................................        5,000         29,687
  Blount International, Inc. Class A...................        6,550        270,187
  *Blowout Entertainment, Inc..........................          791          1,088

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Bluegreen Corp......................................       12,195   $     38,109
  Bob Evans Farms, Inc.................................       22,500        319,219
  *Boca Research, Inc..................................        5,200         33,962
  *Bombay Co., Inc.....................................       22,700        102,150
  *Bon-Ton Stores, Inc.................................        5,700         36,872
  *Bone Care International, Inc........................        1,125         13,359
  *Bontex, Inc.........................................          200            950
  *Books-a-Million, Inc................................       10,400         53,300
  *Boole & Babbage, Inc................................        9,750        200,484
  *Boomtown, Inc.......................................        5,600         45,150
  *Borg-Warner Security Corp...........................       13,100        203,050
  *Borland International, Inc..........................       21,500        154,531
  Boston Acoustics, Inc................................        2,200         54,725
  *Boston Technology, Inc..............................       15,200        437,000
  *Bowmar Instrument Corp..............................       11,700         21,206
  Bowne & Co., Inc.....................................       10,800        322,650
  *Box Energy Corp. Class A............................          400          3,050
  *Box Energy Corp. Class B............................       10,500         78,094
  *Boyd Gaming Corp....................................       37,600        220,900
  *Bradley Pharmaceuticals, Inc. Class A...............        1,500          2,156
  Brady (W.H.) Co. Class A.............................        9,700        274,025
  *Brauns Fashions Corp................................        1,000          8,187
  *Brazos Sportswear, Inc..............................          230          2,099
  Breed Technologies, Inc..............................        3,900         76,537
  Brenton Banks, Inc...................................        2,772         71,379
  *Brewer (C.) Homes, Inc. Class A.....................        1,800          4,275
  Bridgford Foods Corp.................................        3,705         34,040
  *Brightpoint, Inc....................................       11,343        350,215
  *Brite Voice Systems, Inc............................        7,100         58,575
  Broad National Bancorporation........................        2,120         31,800
  *Broadband Technologies, Inc.........................        7,900         73,569
  *Broadway & Seymour, Inc.............................        5,400         66,150
  *Brock International, Inc............................        2,500         10,000
  *Broderbund Software, Inc............................       10,800        271,350
  #Brooke Group, Ltd...................................       11,100         55,500
  *Brooks Automation, Inc..............................        2,300         39,387
  *Brookstone, Inc.....................................        3,900         33,637
  *Brooktrout Technology, Inc..........................        9,300        125,550
  *Brothers Gourmet Coffees, Inc.......................        6,700         14,656
  *Brown & Sharpe Manufacturing Co. Class A............        7,300        104,025
  *Brown (Tom), Inc....................................       11,900        238,744
  Brown Group, Inc.....................................       10,800        194,400
  Brush Wellman, Inc...................................        9,800        208,250
  Bryn Mawr Bank Corp..................................          400         13,700
  *Buckeye Cellulose Corp..............................        9,700        305,550
  *Buckhead America Corp...............................          900          6,244
  *Buckle, Inc.........................................        7,600        161,500
  *Buffets, Inc........................................       27,086        242,081
  *Buffton Corp........................................          900          2,250
  *Builders Transport, Inc.............................        1,800          4,781
  *Bull Run Corp. GA...................................       21,300         47,925
  *Burlington Coat Factory Warehouse Corp..............       22,700        405,762
  *Burr Brown Corp.....................................       14,175        443,855
  *Bush Boake Allen, Inc...............................        9,600        279,600
  Bush Industries, Inc. Class A........................        4,300         96,750
  *Business Resource Group.............................        2,400         10,500
  *Butler International, Inc...........................        4,100         48,431
  Butler Manufacturing Co..............................        3,800        136,325
  *Buttrey Food & Drug Stores Co.......................        5,200         54,600
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *C-COR Electronics, Inc..............................        5,800   $     57,275
  *C-Cube Microsystems, Inc............................        4,500         92,531
  *#C-Phone Corp.......................................        2,500         21,406
  *CAI Wireless Systems, Inc...........................        5,115          7,513
  CBT Corp.............................................          200          4,600
  *CCA Industries, Inc.................................        4,300         12,631
  *CDI Corp............................................        9,900        399,712
  *CE Software Holdings, Inc...........................        2,900          1,586
  *CEM Corp............................................        3,800         33,725
  *CFI Proservices, Inc................................        1,800         30,825
  CFSB Bancorp, Inc....................................        1,464         32,393
  CFW Communications Co................................        6,600        122,100
  CFX Corp.............................................        7,740        129,645
  CKE Restaurants, Inc.................................       11,053        263,890
  *CMC Industries, Inc.................................        3,300         25,163
  *CMG Information Services, Inc.......................        4,600         78,200
  CMI Corp. Class A....................................       17,800         75,650
  CML Group, Inc.......................................       33,800         80,275
  CNB Bancshares, Inc..................................        7,700        337,837
  *#CNS Income.........................................       11,500         98,469
  *CPAC, Inc...........................................        3,520         38,500
  CPB, Inc.............................................        2,600         91,650
  *CPI Aerostructures, Inc.............................          200            381
  CPI Corp.............................................        7,000        131,250
  *CRA Managed Care, Inc...............................        4,500        206,719
  *CS Short Co.........................................          255            956
  *CSG Systems International, Inc......................        5,000        117,500
  *CSP, Inc............................................        2,000         14,250
  *CSS Industries, Inc.................................        6,400        192,800
  *CTC Communications Corp. Class 1....................        5,500         46,406
  CTG Resources, Inc...................................        6,400        138,400
  CTS Corp.............................................        2,600        179,400
  CU Bancorp...........................................        3,300         49,500
  *CUNO, Inc...........................................        5,400         90,450
  CVB Financial Corp...................................        5,997        124,438
  *Cable Design Techologies Corp.......................       10,950        301,125
  Cabot Oil & Gas Corp. Class A........................       13,700        253,450
  *Cache, Inc..........................................        5,025         18,216
  *Caci International, Inc. Class A....................        1,000         18,375
  *Cade Industries, Inc................................        1,500          2,227
  *Cadiz Land, Inc.....................................       13,300         74,812
  Cadmus Communications Corp...........................        4,800         67,800
  *Caere Corp..........................................        7,500         61,406
  Cagle's, Inc. Class A................................        2,000         29,375
  *Cairn Energy USA, Inc...............................       10,500        124,031
  *Calcomp Technology, Inc.............................        1,500          3,187
  *#Caldor Corp........................................        9,700         14,550
  Calgon Carbon Corp...................................       23,900        334,600
  *California Amplifier, Inc...........................        7,000         27,562
  *#California Culinary Academy, Inc...................        1,200          8,700
  California Financial Holding Corp....................        2,000         59,000
  *California Micro Devices Corp.......................        6,300         51,187
  *California Microwave, Inc...........................        9,700        118,219
  California State Bank................................        1,900         47,500
  California Water Service Co..........................        3,100        141,437
  *Callon Petroleum Co.................................        2,900         43,500
  Calmat Co............................................       13,900        276,262
  *Calumet Bancorp, Inc................................        1,100         42,212
  *Cambex Corp.........................................        5,200          6,906
  Cambrex Corp.........................................        7,000        252,875
  *Cambridge Neuroscience, Inc.........................        8,700         85,369

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Cambridge Soundworks, Inc...........................        1,200   $      5,850
  *Cameron Ashley Building Products, Inc...............        2,300         30,187
  *Campo Eletronics, Appliances & Computers, Inc.......        3,200          3,050
  *Canandaigua Wine Co., Inc. Class A..................          300          9,319
  *Candela Laser Corp..................................        2,700         18,394
  *Candies, Inc........................................        5,900         28,670
  *Canisco Resources, Inc..............................          500            937
  *Cannon Express, Inc. Class A........................          900          5,681
  *Cannondale Corp.....................................        4,300         75,519
  *Cantel Industries, Inc. Class B.....................        2,000         10,750
  *Canyon Resources Corp...............................       20,800         67,600
  Cape Cod Bank & Trust Co.............................        2,300         67,131
  Capital Bancorp (FL).................................        2,000         75,750
  *Capital Pacific Holdings, Inc.......................        4,500         12,094
  Capital Re Corp......................................        8,100        355,387
  Capitol Bancorp, Ltd.................................        1,990         31,840
  Capitol Transamerica Corp............................        6,050        126,672
  *Capstone Pharmacy Services, Inc.....................       19,100        190,403
  Capsure Holdings Corp................................        8,600        107,500
  Caraustar Industries, Inc............................        2,600         74,750
  Cardinal Health, Inc.................................            0              0
  *Cardinal Realty Services, Inc.......................        2,700         65,475
  *Cardiotech International, Inc.......................        1,301          2,358
  *Care Group, Inc.....................................        3,400          3,506
  *Caretenders Healthcorp..............................        1,600         10,200
  *Carlyle Industries, Inc.............................          175            372
  *Carmike Cinemas, Inc. Class A.......................        6,700        232,825
  Carnegie Bancorp.....................................        1,155         19,852
  Carolina First Corp..................................        6,122         94,891
  Carpenter Technology Corp............................        8,300        358,975
  *Carr-Gottstein Foods Co.............................        7,654         37,313
  *Carrington Laboratories, Inc........................        5,300         39,750
  *Carson Pirie Scott & Co.............................        9,600        309,600
  Carter-Wallace, Inc..................................       13,500        222,750
  *Carver Corp. WA.....................................        1,400          1,969
  Cascade Corp.........................................        5,900         99,562
  Cascade Natural Gas Corp.............................        6,500        105,625
  Casey's General Stores, Inc..........................       15,700        312,037
  Cash America International, Inc......................       12,100        117,975
  *Casino America, Inc.................................       19,600         45,937
  *Casino Data Systems.................................       10,800         47,250
  *Casino Magic Corp...................................       19,500         27,422
  *Casino Resource Corp................................        3,000          4,312
  *Castelle............................................        2,200         10,587
  Castle (A.M.) & Co...................................       13,037        283,555
  *Catalina Lighting, Inc..............................        3,500         12,687
  *Catalyst Semiconductor, Inc.........................        4,000          8,000
  *Catalytica, Inc.....................................        9,700         78,509
  Cathay Bancorp, Inc..................................        1,100         23,787
  *Catherines Stores Corp..............................        6,300         27,169
  Cato Corp. Class A...................................       21,300        103,837
  Cavalier Homes, Inc..................................        7,300         82,125
  *#Cayenne Software, Inc..............................       10,600         35,112
  *Cel-Sci Corp........................................        2,500          8,516
  *Celadon Group, Inc..................................        6,000         67,500
  *Celebrity, Inc......................................        3,200         10,600
  *Celeritek, Inc......................................        3,400         40,800
  *Celestial Seasonings, Inc...........................        1,600         36,600
  *#Celgene Corp.......................................        6,000         42,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Cell Genesys, Inc...................................        9,900   $     55,687
  *Cellpro, Inc........................................        8,700         55,462
  *#Cellstar Corp......................................        9,600        343,800
  *Cellular Technical Services Co., Inc................       13,400        184,250
  *Celtrix Pharmaceuticals, Inc........................        5,000         14,687
  Cenfed Financial Corp................................        2,838         81,770
  Cenit Bancorp, Inc...................................          800         35,200
  *Centennial Bancorp..................................        3,792         78,684
  *Centennial Cellular Corp. Class A...................        9,900        139,837
  Centex Construction Products, Inc....................       12,200        245,525
  *Centigram Communications Corp.......................        5,200         59,475
  Central & Southern Holding Co........................        1,400         23,362
  Central Co-Operative Bank Somerville, MA.............          700         11,725
  *#Central Garden & Pet Co............................        7,600        182,400
  Central Hudson Gas & Electric Corp...................       10,500        338,625
  Central Louisiana Electric Co., Inc..................       13,500        340,875
  Central Maine Power Co...............................       19,500        216,937
  Central Reserve Life Corp............................        1,800          9,675
  *Central Sprinkler Corp..............................        2,500         51,875
  Central Vermont Public Service Corp..................        5,400         59,400
  Centris Group, Inc...................................        5,700        107,587
  *Centura Software Corp...............................        6,800         10,200
  *Century Aluminum Co.................................        5,000         88,437
  Century Bancorp Income Class A.......................        1,000         12,812
  *Century Communications Corp. Class A................       17,600         96,800
  *Cephalon, Inc.......................................       14,700        182,831
  *Ceradyne, Inc.......................................        6,900         32,344
  Cerberonics, Inc. Class A............................          200          1,900
  *Cerner Corp.........................................       19,700        386,612
  *#Cerplex Group, Inc.................................        5,300          3,180
  *Cerprobe Corp.......................................        2,500         32,812
  *Chad Therapeutics...................................        6,000         48,375
  *Champion Enterprises, Inc...........................        6,108        112,234
  #Champion Industries, Inc............................        4,062         69,054
  *Chancellor Broadcasting Co. Class A.................        5,200        178,100
  Chaparral Steel Co...................................       17,000        255,000
  *Charming Shoppes, Inc...............................       63,200        333,775
  *Chart House Enterprises, Inc........................        4,700         32,900
  Chart Industries, Inc................................        6,000        135,000
  *Charter Federal Savings Bank (Escrow)...............        2,100              0
  Charter Financial, Inc...............................        2,500         44,531
  Charter Power Systems, Inc...........................        3,900        131,625
  *Chase Corp..........................................        1,100          8,937
  *Chase Industries, Inc...............................        6,000        135,000
  *Chattem, Inc........................................        4,700         49,350
  *Check Technology Corp...............................        3,100         19,569
  *#Checkers Drive-In Restaurant, Inc..................       12,000         14,250
  *Checkfree Corp......................................       24,900        434,194
  *Checkmate Electronics, Inc..........................        2,500         30,000
  *Checkpoint System, Inc..............................       17,300        246,525
  *Cheesecake Factory, Inc.............................        6,600        131,587
  Chemed Corp..........................................        5,900        215,350
  *Chemfab Corp........................................        4,850         87,300
  Chemfirst, Inc.......................................       13,600        351,900
  Chemical Financial Corp..............................        5,130        177,626
  *#Chemtrak, Inc......................................        4,400          5,775
  *Cherry Corp. Class A................................        3,000         35,437

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Cherry Corp. Class B................................        1,800   $     21,937
  Chesapeake Utilities Corp............................        1,500         24,750
  Chester Valley Bancorp...............................          275          5,225
  *Chic by His, Inc....................................        4,900         33,687
  #Chicago Rivet & Machine Co..........................          100          4,675
  *Chicos Fas, Inc.....................................        4,500         16,312
  *Children's Comprehensive Services, Inc..............        2,150         33,325
  *Children's Discovery Centers of America, Inc. Class
    A..................................................        3,200         23,400
  *Chips & Technologies, Inc...........................       12,400        136,400
  Chittenden Corp......................................        6,733        201,990
  *Chock Full O' Nuts Corp.............................       10,130         59,514
  *Cholestech Corp.....................................        6,700         38,734
  *Christiana Companies, Inc...........................        9,000        306,000
  *Chromcraft Revington, Inc...........................        1,000         26,750
  *Chronimed, Inc......................................        6,900         67,922
  *Chrysalis International Corp........................        6,800         29,112
  Church & Dwight Co., Inc.............................       11,700        310,050
  *Ciber, Inc..........................................       10,800        446,175
  *Cidco, Inc..........................................        8,600        124,700
  Cilcorp, Inc.........................................        8,200        317,750
  *Cima Laboratories, Inc..............................        3,500         15,531
  *Cinergi Pictures Entertainment, Inc.................        2,800          2,144
  *Ciprico, Inc........................................        2,500         41,562
  Circle International, Inc............................        7,900        217,744
  *Circon Corp.........................................        7,390         94,684
  *Circuit Systems, Inc................................        2,600         14,544
  *Citadel Holding Corp................................        3,000          9,750
  *Citation Computer System, Inc.......................        1,500          9,469
  *Citation Corp.......................................        9,700        144,894
  Citfed Bancorp, Inc..................................        4,250        156,719
  Citizens Bancshares, Inc.............................        2,000         76,250
  Citizens Banking Corp................................        5,600        182,700
  *Citizens, Inc. Class A..............................        9,600         75,000
  City Holding Co......................................        2,142         66,134
  *Civic Bancorp.......................................        2,700         32,231
  Clarcor, Inc.........................................        8,900        209,150
  *Clark (Dick) Productions, Inc.......................        3,200         40,400
  *Clean Harbors, Inc..................................        3,800          5,700
  Cleveland Cliffs, Inc................................        6,800        287,300
  *Cliffs Drilling Co..................................        3,700        258,537
  *Clintrials Research, Inc............................       15,900        158,006
  Coachmen Industries, Inc.............................       10,100        171,700
  *Coast Distribution System...........................        4,000         13,000
  *Coast Savings Financial, Inc........................        7,300        311,162
  Coastal Bancorp, Inc.................................        2,500         67,500
  *Coastal Physician Group, Inc........................       11,900         11,156
  *Coastcast Corp......................................        4,400         57,750
  Cobancorp, Inc.......................................          206          5,536
  *Cobra Electronic Corp...............................        3,100          9,494
  *Cobra Industries ,Inc...............................        2,200          1,100
  Coca-Cola Bottling Co. Consolidated..................        5,200        231,400
  *Cocensys, Inc.......................................       17,600         68,750
  *Code-Alarm, Inc.....................................          800          1,850
  *Coeur d'Alene Mines Corp. ID........................       13,100        178,487
  *Cognex Corp.........................................        7,500        195,469
  *Cognitronics Corp...................................        2,100         22,312
  *Coherent Communications Systems Corp................        9,100        196,219
  *Coherent, Inc.......................................        6,800        294,950
  *Coho Energy, Inc....................................       14,100        132,628
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Cohu, Inc............................................        8,200   $    284,437
  *Cold Metal Products, Inc............................        3,500         19,687
  *Cole National Corp. Class A.........................        6,600        249,975
  Collagen Corp........................................        4,300         73,100
  Collective Bancorp, Inc..............................        8,049        346,107
  *Collins & Aikman Corp...............................       41,400        481,275
  Collins Industries, Inc..............................        5,100         29,006
  Colonial Bancgroup, Inc..............................       12,800        308,800
  Colonial Gas Co......................................        8,050        168,044
  *Columbia Banking System, Inc........................        1,853         34,049
  *Columbia Laboratories, Inc..........................       16,800        327,600
  *Columbus Energy Corp................................        1,300         13,650
  *Comarco, Inc........................................        2,900         56,369
  *Comcast Corp. Class A...............................          500          8,719
  *Comdial Corp........................................        4,300         29,294
  *#Comforce Corp......................................        7,400         43,475
  Commerce Bancorp, Inc................................        7,170        245,572
  Commercial Bancshares, Inc...........................        1,365         22,522
  *Commercial Bank of New York.........................        1,700         29,112
  Commercial Federal Corp..............................        6,613        230,628
  Commercial Intertech Corp............................        7,100         92,300
  Commercial Metals Co.................................        9,100        269,587
  *Commnet Cellular, Inc...............................        8,200        281,875
  *Commodore Applied Technologies, Inc.................        2,000         12,250
  *Commonwealth Bancorp, Inc...........................        5,000         74,062
  Commonwealth Energy System...........................       12,900        280,575
  *Commonwealth Industries, Inc........................        2,500         47,500
  *Communications Central, Inc.........................        3,600         36,900
  Communications Systems, Inc..........................        6,300         88,200
  Community Bank System, Inc...........................        2,800         65,450
  Community Bankshares, Inc. NH........................          800         28,000
  Community First Bankshares, Inc......................        9,012        311,477
  *Community Medical Transport, Inc....................        2,400          7,350
  Community Trust Bancorp, Inc.........................        5,060        125,235
  *Comnet Corp.........................................          700          5,862
  *Compdent Corp.......................................        2,500         45,625
  *Competitive Technologies, Inc.......................        3,000         28,875
  *#Complete Management, Inc...........................        1,933         24,646
  *#Comprehensive Care Corp............................        1,500         21,000
  *Comptek Research, Inc...............................        2,600         15,925
  *Compucom Systems, Inc...............................       26,900        193,344
  Computer Data Systems, Inc...........................        5,700        156,394
  *Computer Horizons Corp..............................       11,687        645,707
  Computer Language Research, Inc......................        8,600         92,987
  *Computer Manangement Sciences, Inc..................        2,200         43,450
  *Computer Network Technology Corp....................       14,000         67,812
  *Computer Outsourcing Services, Inc..................        1,900          9,025
  *Computer Products, Inc..............................       14,200        315,062
  Computer Task Group, Inc.............................        5,600        342,300
  *Computervision Corp.................................       32,400        157,950
  *Computrac, Inc......................................        2,400          3,600
  *Comshare, Inc.......................................        5,900         80,387
  *Comstock Resources, Inc.............................       13,900        142,475
  *Comtech Telecommunications Corp.....................        1,000          3,750
  *Comverse Tecnology, Inc.............................        1,000         45,625
  *Concentra Corp......................................        2,700         21,262
  *Concord Camera Corp.................................        3,900         10,359
  *#Concord Fabrics, Inc. Class A......................          700          4,637

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Concurrent Computer Corp............................       19,300   $     37,695
  *Conductus, Inc......................................        3,400         22,950
  *Cone Mills Corp. NC.................................       14,500        125,062
  *Congoleum Corp. Class A.............................        1,900         21,494
  *Conmed Corp.........................................        9,575        181,327
  Connecticut Energy Corp..............................        4,500        101,250
  Connecticut Water Services, Inc......................        1,100         30,662
  *Connective Therapeutics, Inc........................        3,300         22,687
  *Consep, Inc.........................................        4,300         12,362
  *Consilium, Inc......................................        6,900         29,325
  *Conso Products Co...................................        3,550         46,816
  *Consolidated Delivery and Logistics, Inc............        3,000          9,562
  *Consolidated Graphics, Inc..........................        7,400        252,525
  *Consolidated Products, Inc..........................        9,292        157,964
  *Consolidated Stainless, Inc.........................        2,200          8,387
  Consolidated Tokoma Land Co..........................        3,100         51,537
  *Consumer Portfolio Services, Inc....................        9,000        101,250
  Consumers Water Co...................................        5,200         83,525
  *Continental Can, Inc. DE............................        1,200         23,250
  *Continental Circuits Corp...........................        3,100         41,656
  Continental Homes Holding Corp.......................        3,300         54,037
  *Control Data Systems, Inc...........................        8,200        118,387
  *#Converse, Inc......................................        9,100        188,825
  *Convest Energy Corp.................................        1,000          7,500
  Cooker Restaurant Corp...............................        6,000         69,000
  *Cooper Companies, Inc...............................        7,000        145,250
  *Cooperative Bankshares, Inc.........................          700         15,050
  *Copart, Inc.........................................        7,600        118,750
  *Copley Pharmaceutical, Inc..........................       11,500         74,750
  *Copytele, Inc.......................................       34,100        179,025
  *Cor Therapeutics, Inc...............................       12,000        108,000
  *Coram Healthcare Corp...............................       15,200         41,800
  *Corcom, Inc.........................................        1,900         14,844
  Core Industries, Inc.................................        6,400        115,200
  *Core, Inc...........................................        4,300         35,206
  *Cornerstone Imaging, Inc............................        3,600         30,600
  *Correctional Services Corp..........................        3,800         44,650
  *Corrpro Companies, Inc..............................        3,100         26,737
  *Cortech, Inc........................................        7,200          5,850
  Corus Bankshares, Inc................................        8,900        230,844
  *Corvas International, Inc...........................        8,200         52,275
  *Corvel Corp.........................................        1,000         27,500
  *Cosmetic Centers, Inc. Class C......................          451          2,029
  Cotton States Life Insurance Co......................        1,687         19,822
  Courier Corp.........................................          800         14,200
  *Covenant Transport, Inc. Class A....................        6,100         91,119
  *Coventry Corp.......................................       19,800        288,337
  *Cover-All Technologies, Inc.........................        3,300          4,950
  Craftmade International, Inc.........................        2,000         14,875
  *#Craig (Jenny), Inc.................................       10,400         63,700
  *Craig Corp..........................................        1,600         27,000
  *Creative Biomolecules, Inc..........................       18,700        188,169
  *Creative Computers, Inc.............................        1,700          9,562
  *Creative Technologies Corp..........................          333            156
  *Credence Systems Corp...............................       12,250        362,906
  *Cree Research, Inc..................................        6,000         73,500
  *Criticare Systems, Inc..............................        3,200         18,000
  *Crop Growers Corp...................................        4,800         47,100
  Cross (A.T.) Co. Class A.............................        8,800         97,900
  Cross Timbers Oil Co.................................       12,400        240,250
  *Crosscomm Corp......................................        3,700         35,150
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Crossman Communities, Inc...........................        4,000   $     84,500
  *Crowley, Milner & Co................................        1,000          7,062
  *Crown Books Corp....................................        2,700         33,750
  *Crown Central Petroleum Corp. Class A...............        2,200         29,700
  *Crown Central Petroleum Corp. Class B...............        2,600         33,637
  Crown Crafts, Inc....................................        4,000         41,500
  *#Crown Resources Corp...............................        7,900         53,325
  *Crown-Andersen, Inc.................................        1,000          6,500
  *Cruise America, Inc.................................        2,600         13,325
  *Cryenco Sciences, Inc. Class A......................        3,500          8,586
  *Cryolife, Inc.......................................        4,800         56,700
  *Crystal Oil Co......................................        1,200         42,150
  Cubic Corp...........................................        4,500        105,750
  *Culbro Corp.........................................        2,200        281,325
  Cullen Frost Bankers, Inc............................        8,460        333,641
  Culp, Inc............................................       13,518        234,875
  *Curative Health Services, Inc.......................        5,900        164,094
  Curtiss-Wright Corp..................................        3,000        174,375
  *Custom Chrome, Inc..................................        2,600         31,200
  *Cyberonics, Inc.....................................        3,800         22,800
  *Cyberoptics Corp....................................        2,700         44,887
  *Cybex Corp..........................................        1,300         23,562
  *Cybex International, Inc............................        3,100         31,775
  *Cygnus, Inc.........................................       11,200        184,100
  *Cypros Pharmaceutical Corp..........................        7,000         32,375
  *#Cyrix Corp.........................................       11,700        294,694
  *Cyrk, Inc...........................................        6,500         75,969
  *Cytel Corp..........................................       15,000         28,594
  *Cytogen Corp........................................       30,125        167,570
  *Cytotherapeutics, Inc...............................        9,300         51,731
  *Cytrx Corp..........................................        3,800         15,675
  *D&N Financial Corp..................................        6,800        121,975
  *DBA Systems, Inc....................................        2,700         15,356
  *DBT Online, Inc.....................................          690         30,964
  *DDL Electronics, Inc................................        6,500          8,937
  *DEP Corp............................................        8,100         14,934
  *DH Technology, Inc..................................        4,050         64,800
  *#DI Industries, Inc.................................       54,600        160,387
  *DII Group, Inc......................................        6,000        189,750
  *DIY Home Warehouse, Inc.............................        3,000         11,437
  *DM Management Co....................................        1,700         14,662
  *DMX, Inc............................................       13,000         22,165
  *DNAP Holding Corp...................................        1,270          5,001
  DR Horten, Inc.......................................       19,452        187,225
  *DSP Communications, Inc.............................       10,000        110,625
  *DSP Group, Inc......................................        4,800         67,500
  *DSP Technology, Inc.................................          800          4,600
  DT Industries, Inc...................................        6,800        215,900
  *DVI, Inc............................................        5,500         73,562
  *Daily Journal Corp..................................          200          6,675
  *Dairy Mart Convenience Stores, Inc. Class A.........        1,600          9,400
  *Daisytek International Corp.........................        3,300        104,775
  *Daka International, Inc.............................        6,700         84,169
  *Dakotah, Inc........................................        1,800          5,231
  Dallas Semiconductor Corp............................       13,300        513,712
  *Damark International, Inc. Class A..................        4,200         64,575
  Dames & Moore, Inc...................................       10,900        128,075
  Daniel Industries, Inc...............................       10,296        137,709
  *Danskin, Inc........................................        3,000          4,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Darling International, Inc..........................        2,500   $     63,437
  Dart Group Corp. Class A.............................          700         69,650
  *Data Broadcasting Corp..............................       27,445        135,510
  *Data Documents, Inc.................................        3,100         36,231
  *Data General Corp...................................       19,400        414,675
  *Data I/O Corp.......................................        3,400         19,762
  *#Data Race, Inc.....................................        2,400         35,700
  Data Research Association, Inc.......................        2,600         32,825
  *Data Systems & Software, Inc........................        3,700         18,962
  *Data Translation, Inc...............................        1,450          5,347
  *Data Transmission Network Corp......................        6,100        164,319
  *Dataflex Corp.......................................        2,800          9,275
  *Datakey, Inc........................................        1,000          2,750
  *Datamarine International, Inc.......................          200          1,262
  *Datametrics Corp....................................        4,800          6,600
  *Datapoint Corp......................................        4,200          5,775
  *Dataram Corp........................................        1,400         14,350
  *Datascope Corp......................................       10,000        191,250
  *Datastream Systems, Inc.............................        5,000         98,750
  *Dataware Technologies, Inc..........................        3,900         13,406
  *Datawatch Corp......................................        4,600          9,344
  *Datron Systems, Inc.................................        1,800         18,450
  *Datum, Inc..........................................        1,600         39,100
  *Davco Restaurants, Inc..............................        3,000         27,750
  *#Dave and Busters, Inc..............................        2,200         49,775
  *Davel Communications Group, Inc.....................        2,500         35,937
  *Davox Corp..........................................        5,550        179,681
  *#Daw Technologies, Inc..............................        7,400         17,806
  *Dawson Geophysical Co...............................        2,100         27,825
  Daxor Corp...........................................        2,400         22,800
  *#Day Runner, Inc....................................        3,200         89,000
  Deb Shops, Inc.......................................        7,700         33,206
  *Deckers Outdoor Corp................................        4,800         35,700
  Decorator Industries, Inc............................        1,000         11,500
  *Deeptech International, Inc.........................        9,800         67,375
  Defiance, Inc........................................        7,600         55,100
  *Deflecta-Shield Corp................................        1,900         17,337
  *Del Global Technologies Corp........................        3,610         32,039
  Del Laboratories, Inc................................       12,088        372,461
  *Delaware Ostego Corp................................          220          4,592
  Delchamps, Inc.......................................        3,600         99,675
  *Delphi Financial Group, Inc. Class A................        1,591         60,466
  Delta Natural Gas Co., Inc...........................          700         11,812
  *Delta Woodside Industries, Inc......................       14,700         86,362
  *Denamerica Corp.....................................        7,200         19,800
  *Dendrite International, Inc.........................        1,600         20,400
  *Dense-Pac Microsystems, Inc.........................        9,300         22,378
  *Department 56, Inc..................................       10,800        228,150
  *Depotech Corp.......................................        6,900         94,444
  *Designs, Inc........................................        9,400         39,950
  *Detection Systems, Inc..............................        1,900         35,150
  *Detrex Corp.........................................          500          4,312
  *Detroit Diesel Corp.................................       14,800        325,600
  *Devcon International Corp...........................        2,000         10,625
  *Devlieg-Bullard, Inc................................        6,300         19,491
  *Devon Group, Inc....................................        3,700        115,162
  *Dewolfe Companies, Inc..............................          200          1,075
  *Diagnostic Health Services, Inc.....................        8,000         62,500
  Diagnostic Products Corp.............................        8,100        241,987
  *#Diagnostic Retrieval Systems, Inc..................        2,500         25,625
  *Dialogic Corp.......................................        7,900        229,100
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Diametrics Medical, Inc.............................        7,200   $     40,275
  *Diamond Multimedia Systems, Inc.....................       10,000         79,063
  *#Diana Corp.........................................        2,069          4,976
  *Dianon Systems, Inc.................................        3,400         31,237
  *Digi International, Inc.............................        8,000         72,500
  *Digital Biometrics, Inc.............................        6,800         14,450
  *Digital Communications Technology Corp..............        2,520          1,890
  *Digital Link Corp...................................        4,600         89,125
  *Digital Microwave Corp..............................        9,700        299,487
  *Digital Sound Corp..................................        7,900          9,381
  Dime Financial Corp..................................        2,300         52,325
  *Diodes, Inc.........................................        2,500         23,750
  *Dionex Corp.........................................        7,200        380,700
  *Discount Auto Parts, Inc............................       11,300        210,462
  *Dixie Group, Inc....................................        6,700         55,275
  *Dixon Ticonderoga Co................................        1,300         13,812
  *Documentum, Inc.....................................        3,500         69,125
  *Dominion Bridge Corp................................        7,300         10,722
  *Dominion Homes, Inc.................................        3,100         14,337
  Donegal Group, Inc...................................        1,800         44,662
  Donnelly Corp. Class A...............................        5,875         99,875
  *Donnkenny, Inc......................................        8,400         34,125
  *Dorsey Trailers, Inc................................        3,000          6,000
  *Dover Downs Entertainment, Inc......................        1,000         19,125
  Downey Financial Corp................................       13,387        267,740
  *Dravo Corp..........................................        8,900         97,900
  *Dress Barn, Inc.....................................       13,600        232,900
  *Drew Industries, Inc................................        4,800         60,600
  *Drexler Technology Corp.............................        5,300         58,300
  Dreyer's Grand Ice Cream, Inc........................        8,200        305,450
  *Drug Emporium, Inc..................................        7,900         34,562
  *Drypers Corp........................................        2,500         15,312
  *Duckwall-Alco Stores, Inc...........................        1,900         23,512
  *Ducommun, Inc.......................................        3,600         94,500
  Duff & Phelps Credit Rating Co.......................        3,200         92,800
  *Durakon Industries, Inc.............................        5,200         50,700
  *Duramed Pharmaceuticals, Inc........................        7,600         25,887
  Durco International, Inc.............................       13,300        373,231
  Duty Free International, Inc.........................       16,400        256,250
  *Dwyer Group, Inc....................................        2,800          4,550
  *Dycom Industries, Inc...............................        4,300         59,125
  Dyersburg Corp.......................................        7,900         63,200
  Dynamics Corp. of America............................        7,000        404,250
  *Dynamics Research Corp..............................        3,158         28,225
  *Dynatech Corp.......................................        8,500        318,750
  E'town Corp..........................................        3,900        129,187
  *E-Z-Em, Inc. Class A................................        1,700         14,025
  *E-Z-Em, Inc. Class B................................        4,274         32,589
  *EA Engineering Science & Technology, Inc............        5,625         10,547
  *EA Industries, Inc..................................        3,100          7,362
  *ECC International Corp..............................        5,800         38,425
  *#ECCS, Inc..........................................        1,700          8,606
  *EFI Electronics Corp................................          800          1,150
  *EIS International, Inc..............................        6,600         44,550
  *ELXSI Corp..........................................        1,800         11,362
  EMC Insurance Group, Inc.............................        5,900         71,537
  *ERLY Industries, Inc................................        1,810         17,987
  *ERO, Inc............................................        6,100         67,862
  *ESCO Electronics Corp. Trust Receipts...............       10,100        104,787

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  ESELCO, Inc..........................................          218   $      8,611
  *ESSEF Corp..........................................        3,410         78,430
  *EZ Serve Corp.......................................       17,000         11,687
  Eagle Bancshares, Inc................................        1,800         29,025
  *Eagle Finance Corp..................................        2,100          4,725
  Eagle Financial Corp.................................        2,200         60,500
  *Eagle Food Centers, Inc.............................        8,100         50,625
  *Eagle Hardware & Garden, Inc........................       19,400        466,812
  *Eagle Point Software Corp...........................        2,500         10,547
  *Eagle River Interactive, Inc........................        8,100         86,569
  *Earthgrains Co......................................        2,000        114,000
  *Easco, Inc..........................................          700          5,775
  Eastern Bancorp, Inc.................................        1,450         37,972
  Eastern Co...........................................        3,300         42,075
  *Eastern Environment Services, Inc...................        5,900         85,181
  Eastern Utilities Associates.........................       12,300        216,787
  *Eateries, Inc.......................................        1,500          4,266
  Eaton Vance Corp.....................................        9,400        231,475
  *Echostar Communications Corp. Class A...............        4,400         57,200
  *Ecogen, Inc.........................................        4,340         15,868
  Ecology & Environment, Inc. Class A..................          900          7,200
  *Edelbrock Corp......................................        2,600         54,600
  *#Edison Brothers Stores, Inc........................       11,000          7,562
  *Edison Control Corp.................................        1,000          3,875
  *Edisto Resources Corp...............................        7,400         74,000
  Edo Corp.............................................        3,000         20,625
  *#Education Alternatives, Inc........................        5,000         22,500
  *Educational Development Corp........................        1,800         10,800
  *Educational Insights, Inc...........................        2,700          5,062
  *Effective Management Systems, Inc...................        1,400          7,700
  *Egghead, Inc........................................       10,600         49,687
  Ekco Group, Inc......................................       11,100         56,887
  *El Chico Restaurants, Inc...........................        1,400          8,925
  Elcor Corp...........................................        4,400        123,200
  *Elcotel, Inc........................................        4,900         29,400
  *Electric Fuel Corp..................................        7,100         44,597
  *Electro Rent Corp...................................        5,500        129,250
  *Electro Scientific Industries, Inc..................        4,400        166,100
  *Electroglas, Inc....................................       10,900        274,544
  *Electromagnetic Sciences, Inc.......................        9,000        172,125
  *Electronic Fab Technology, Inc......................        2,000         13,000
  *Electronic Retailing System International, Inc......        2,300         12,362
  #Electronic Tele Communications, Inc. Class A........        1,000          2,437
  *#Elek-Tek, Inc......................................        4,000          6,500
  Ellett Brothers, Inc.................................        3,000         14,437
  *Eltron International, Inc...........................        4,000        110,750
  *Embrex, Inc.........................................        3,700         24,975
  *Emcare Holdings, Inc................................        1,600         47,800
  *Emcon...............................................        4,200         14,175
  Emerald Isle Bancorp, Inc............................          250          4,453
  *#Emerson Radio Corp.................................       16,100         11,069
  *Emisphere Technologies, Inc.........................        4,700         97,525
  *Emmis Broadcasting Corp. Class A....................        4,200        160,912
  *Empi, Inc...........................................        4,200         67,462
  Empire District Electric Co..........................        9,800        170,275
  *#Empire of Carolina, Inc............................        4,400         11,825
  *#Employee Solutions, Inc. Class B...................       24,100        128,031
  *Emulex Corp.........................................        3,050         61,762
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Encad, Inc..........................................        6,700   $    248,737
  *Encore Computer Corp................................       14,700         12,862
  *Encore Wire Corp....................................        2,700         67,837
  *Endosonics Corp.....................................        9,700        107,912
  Energen Corp.........................................        7,800        257,400
  *Energy Biosystems Corp..............................        6,000         28,875
  *Energy Research Corp................................        1,500         14,625
  Energy West, Inc.....................................          200          1,675
  Energynorth, Inc.....................................        2,400         51,900
  Engineered Support Systems, Inc......................        1,200         15,825
  *Engineering Measurements Co.........................        1,000          5,562
  #Engle Homes, Inc....................................        3,500         32,156
  Enhance Financial Services Group, Inc................        7,100        296,425
  *Enlighten Software Solutions, Inc...................        1,100          2,544
  Ennis Business Forms, Inc............................        8,900         87,887
  *Enstar, Inc.........................................        1,300          6,419
  *Envirogen, Inc......................................        3,700         10,637
  *Environmental Elements Corp.........................        4,200          9,187
  *Environmental Technologies Corp.....................        3,200         28,400
  *Environmental Tectonics Corp........................        1,500         13,969
  *Enviroq Corp........................................          280            560
  *Envirotest Systems Corp. Class A....................        7,200         13,725
  *#Envoy Corp.........................................        9,100        273,569
  *Enzo Biochem, Inc...................................       11,500        172,500
  *Enzon, Inc..........................................       15,700         40,231
  *Epitope, Inc........................................        8,200         70,212
  *Equimed, Inc........................................       13,500         44,508
  *Equinox Systems, Inc................................        1,900         19,950
  *Equitex, Inc........................................        1,200          2,175
  *Equitrac Corp.......................................        1,300         17,306
  *Equity Corp. International..........................       11,500        273,844
  *Equity Marketing, Inc...............................        2,800         52,850
  *Equity Oil Co.......................................        7,600         21,850
  Eskimo Pie Corp......................................        1,300         16,006
  Espey Manufacturing & Electronics Corp...............          400          6,850
  *Essex Corp..........................................        1,000            406
  Essex County Gas Co..................................          800         19,800
  *Esterline Technologies Corp.........................        4,200        126,525
  Ethan Allen Interiors, Inc...........................        7,200        376,200
  *Evans & Sutherland Computer Corp....................        4,500        118,125
  *Evans Systems, Inc..................................        1,050          3,478
  *Evans, Inc..........................................        1,000            844
  Evergreen Bancorp, Inc. DE...........................        5,500         83,187
  *Evergreen Resources, Inc............................        4,600         42,550
  *Exabyte Corp........................................       11,100        154,706
  *Exar Corp...........................................        4,500         83,531
  *Excalibur Technologies Corp.........................        7,500         31,875
  Excel Industries, Inc................................        5,400         97,875
  *Excel Technology, Inc...............................        4,600         38,381
  *#Excite, Inc........................................        2,000         23,875
  Executive Risk, Inc..................................        4,700        244,987
  *Executive Telecard, Ltd.............................        9,500         68,281
  *Executone Information Systems, Inc..................       28,800         58,500
  #Exide Corp..........................................       10,500        229,687
  *Exide Electronics Group, Inc........................        5,452         62,357
  *Exogen, Inc.........................................        3,700         15,262
  *Exogen, Inc.........................................        2,000          8,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Expeditors International of Washington...............       12,100   $    346,362
  *Expert Software, Inc................................        2,500         10,937
  *Express Scripts, Inc. Class A.......................        4,500        204,469
  *Ezcorp, Inc. Class A Non-Voting.....................        4,900         39,200
  F & M Bancorp (MD)...................................        1,800         47,250
  F & M Bancorporation, Inc............................        3,410        107,841
  F & M National Corp..................................        9,500        224,437
  FCB Financial Corp...................................        1,100         26,400
  FCNB Corp............................................          553         11,336
  FDP Corp.............................................        3,250         23,562
  FFLC Bancorp.........................................        1,200         33,000
  FFY Financial Corp...................................        2,500         65,312
  *FLIR Systems, Inc...................................        2,700         42,694
  *FM Properties, Inc..................................        7,100         25,737
  FNB Rochester Corp...................................        1,400         20,475
  *FPA Corp............................................        2,000          1,500
  *#FPA Medical Management, Inc........................       15,348        308,878
  *FRP Properties, Inc.................................        2,500         64,375
  *FSI International, Inc..............................       11,200        155,400
  *FTP Software, Inc...................................       16,800         95,550
  Fab Industries, Inc..................................        4,500        140,625
  *Fabri-Centers of America, Inc. Class A..............        3,500         82,250
  *Fabri-Centers of America, Inc. Class B..............        3,400         72,675
  *Factset Research Systems, Inc.......................        2,000         39,000
  *Failure Group, Inc..................................        4,300         25,800
  Fair, Isaac & Co., Inc...............................        6,300        248,850
  *Fairchild Corp. Class A.............................        7,000        114,625
  *Falcon Building Products, Inc. Class A..............       12,000        210,000
  Falcon Products, Inc.................................        4,700         66,387
  *Family Golf Centers, Inc............................        5,900        164,094
  *Fansteel, Inc.......................................        4,000         29,500
  *Farah, Inc..........................................        9,100         80,762
  Farmer Brothers Co...................................          200         25,800
  *Farr Co.............................................        2,100         30,844
  Farrel Corp..........................................        2,400          8,250
  *#Fastcomm Communications Corp.......................        4,900         38,281
  *Faulding Corp.......................................        9,000         98,437
  *Featherlite Manufacturing, Inc......................        3,100         22,669
  Fed One Bancorp......................................          600         11,850
  Fedders Corp.........................................        8,700         55,462
  #Fedders Corp. Class A...............................        7,700         47,162
  Federal Screw Works..................................        1,800         72,000
  *Female Health Co....................................        3,600          6,975
  *Ferrofluidics Corp..................................        3,031         25,385
  *Fibermark, Inc......................................        2,400         49,500
  *Fiberstars, Inc.....................................          700          3,281
  *Fibreboard Corp.....................................        5,100        277,312
  Fidelity Bancorp, Inc. Delaware......................        1,300         24,862
  Fidelity Federal Bancorp.............................        1,100          9,075
  Fidelity National Financial, Inc.....................        6,890         88,709
  *Fieldcrest Cannon, Inc..............................        4,500         84,375
  *#Fifty-Off Stores, Inc..............................        5,600            112
  *Figgie International, Inc. Class A..................        9,100        112,612
  *Figgie International, Inc. Class B..................        2,500         28,437
  *Filenes Basement Corp...............................       17,400        108,750
  *Filenet Corp........................................        7,600        125,400
  *Financial Bancorp., Inc.............................        1,000         17,000
  *Financial Federal Corp..............................        4,200         82,687
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Financial Trust Corp.................................        3,300   $    161,081
  Fingerhut Companies, Inc.............................        5,000         88,125
  *Finish Line, Inc. Class A...........................       10,600        130,512
  *Finishmaster, Inc...................................        3,000         21,187
  First Albany Companies, Inc..........................        2,076         26,728
  *First Alert, Inc....................................       14,500         35,797
  First American Financial Corp........................        5,800        206,625
  *First American Health Concepts, Inc.................        1,100          3,094
  First Bancorp........................................          400          9,200
  *First Cash, Inc.....................................        1,900         11,400
  First Central Financial Corp.........................        9,300         12,787
  First Charter Corp...................................        1,900         42,750
  First Citizens Bancshares, Inc. NC...................        1,700        145,350
  *First Citizens Financial Corp.......................        1,270         35,401
  First Colorado Bancorp...............................        5,455         96,144
  First Commercial Corp................................        1,927         78,525
  First Commonwealth Financial Corp....................       13,300        257,687
  First Defiance Financial Corp........................        4,959         69,426
  First Essex Bancorp..................................        3,700         63,362
  First Federal Capital Corp...........................        3,100         91,837
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        1,500         37,312
  First Financial Bancorp..............................        5,800        216,775
  First Financial Bankshares, Inc......................        1,050         42,000
  First Financial Corp. of Western Maryland............          900         32,737
  First Financial Holdings, Inc........................        3,000         79,125
  First Franklin Corp..................................          200          4,000
  First Georgia Holdings, Inc..........................          450          3,375
  First Home Bancorp, Inc. NJ..........................          266          4,971
  First Indiana Corp...................................        8,048        161,966
  *First Investors Financial Services Group, Inc.......        2,500         17,500
  First Liberty Financial Corp.........................        5,300        113,619
  *First Merchants Acceptance Corp.....................        3,300         18,098
  First Merchants Corp.................................        3,300         95,700
  First Michigan Bank Corp.............................        9,024        258,303
  First Midwest Bancorp, Inc...........................        8,575        283,511
  *First Midwest Financial, Inc........................        1,400         21,700
  First Mutual Savings Bank............................          264          5,247
  First Northern Capital Corp..........................        1,800         36,000
  First Oak Brook Bancshares, Inc. Class A.............          700         20,825
  First Palm Beach Bancorp, Inc........................        2,000         59,250
  First Patriot Bankshares Corp........................          700         11,550
  *First Republic Bancorp, Inc.........................        3,000         60,000
  First Savings Bancorp, Inc. North Carolina...........        1,400         27,562
  First Savings Bank...................................        4,800        100,500
  First Source Corp....................................        6,850        173,819
  First Southeast Financial Corp.......................        2,900         31,175
  *#First Team Sports, Inc.............................        2,900         20,844
  First United Bancorp.................................        3,700         56,194
  First Western Bancorp, Inc...........................        3,850        133,306
  *First Years, Inc....................................        2,200         41,800
  Firstbank of Illinois Co.............................        6,200        233,275
  Firstfed Bancshares, Inc.............................        1,500         27,187
  *FirstFed Financial Corp. DE.........................        5,300        144,425
  #FirstFederal Financial Services Corp................        1,802         60,367
  *Fischer Imaging Corp................................        3,400         21,887

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Flag Financial Corp..................................          200   $      2,475
  *#Flagstar Companies, Inc............................       15,500          6,781
  Flamemaster Corp.....................................          206            978
  Fleming Companies, Inc...............................       18,900        359,100
  Flexsteel Industries, Inc............................        6,200         71,687
  Florida Public Utilities Co..........................          500         10,484
  Florida Rock Industries, Inc.........................        4,300        144,050
  *Florsheim Group, Inc................................        3,300         28,669
  *Flow International Corp.............................        7,300         61,594
  Fluke Corp...........................................        4,400        219,450
  *Fluor Daniel/GTI, Inc...............................        1,265          8,855
  *Foamex International, Inc...........................       12,600        191,362
  *Foilmark, Inc.......................................        1,600          5,750
  *Foodarama Supermarkets, Inc.........................          300          5,681
  *Foodmaker, Inc......................................       19,400        271,600
  *Foothill Independent Bancorp........................        1,770         24,227
  Foremost Corp. of America............................        5,000        282,500
  Forest City Enterprises, Inc. Class A................        3,900        172,087
  Forest City Enterprises, Inc. Class B................        1,950         86,531
  *Forest Oil Corp.....................................        3,540         49,339
  Fort Wayne National Corp.............................        5,900        264,025
  *Fortune Petroleum Corp..............................        4,800          9,900
  *Fossil, Inc.........................................        6,600        111,787
  *Foster (L.B.) Co. Class A...........................       20,900         84,253
  *Fountain Oil, Inc...................................       10,100         46,712
  *Fountain Powerboat Industries, Inc..................        1,200         21,300
  *Fourth Shift Corp...................................        4,800         15,300
  *Frankfort First Bancorp, Inc........................        1,700         18,275
  Franklin Bank National Associaton Southfield, MI.....        1,323         17,447
  Franklin Electric Co., Inc...........................        3,200        152,000
  *Franklin Electronic Publishers, Inc.................        4,000         40,500
  *Franklin Quest Co...................................       10,300        247,200
  Frederick's of Hollywood, Inc. Class A...............        3,100         16,275
  Frederick's of Hollywood, Inc. Class B...............        3,633         18,619
  Freds, Inc. Class A..................................        4,200         56,437
  *Frequency Electronics, Inc..........................        2,400         29,400
  *Fresh America Corp..................................        1,400         22,750
  *Fresh Choice, Inc...................................        2,800         10,412
  Friedman Industries, Inc.............................        6,821         41,779
  *Friedmans, Inc. Class A.............................        6,300        117,731
  Frisch's Restaurants, Inc............................       13,983        204,501
  *Fritz Companies, Inc................................       10,000        108,125
  Frontier Adjusters of America, Inc...................        1,000          3,125
  Frontier Insurance Group, Inc........................        7,300        400,587
  Frozen Food Express Industries, Inc..................        8,307         74,244
  Fuller (H.B.) Co.....................................        7,000        383,250
  Fulton Financial Corp................................       10,963        285,028
  *Funco, Inc..........................................        3,000         48,187
  *Fuqua Enterprises, Inc..............................        3,600         69,300
  Furon Co.............................................        3,900         99,450
  *Fusion Systems Corp.................................        3,800        118,512
  *#Future Healthcare, Inc.............................        3,400             92
  G & K Services, Inc. Class A.........................       10,000        323,750
  *G-III Apparel Group, Ltd............................        3,200         18,900
  GBC Bancorp..........................................        3,300        117,562
  *GC Companies, Inc...................................        3,900        165,750
  *GNI Group, Inc......................................        2,400         14,700
  *GRC International, Inc..............................        9,100         47,775
  *GTI Corp............................................        4,300         28,219
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *GTS Duratek, Inc....................................        7,500   $     65,156
  *GZA Geoenvironmental Technologies, Inc..............        1,700          4,622
  Gainsco, Inc.........................................       10,700         88,275
  *Galey & Lord, Inc...................................        5,800        102,225
  *Galileo Corp........................................        3,400         24,437
  Gallagher (Arthur J.) & Co...........................        9,700        307,975
  *Galoob Toys, Inc. DE................................        8,600        154,800
  *Game Financial Corp.................................        2,300         21,850
  Gamma Biologicals, Inc...............................        5,500         23,031
  *Gantos, Inc.........................................        2,950          8,758
  Garan, Inc...........................................        3,042         60,460
  *Garden Fresh Restaurant Corp........................          900          8,831
  *Gardner Denver Machinery, Inc.......................        4,800        130,800
  *Gasonics International, Inc.........................        6,650         79,800
  *Gaylord Container Corp. Class A.....................       27,000        221,062
  *Geerling & Wade, Inc................................        1,600          6,400
  *Gehl Co.............................................        3,100         48,050
  *#Gemstar International Group, Ltd...................        6,122        127,031
  Gencor Industries, Inc...............................          900         23,512
  #Gencorp, Inc........................................       15,900        335,887
  *Genelabs Technologies, Inc..........................       18,200         42,087
  *Genemedicine, Inc...................................        6,500         52,406
  General Binding Corp.................................        7,900        231,075
  *General Communications, Inc. Class A................       17,600        122,650
  *General Datacomm Industries, Inc....................       11,700        105,300
  General Employment Enterprises, Inc..................        1,300         15,275
  *General Host Corp...................................       12,180         36,540
  General Housewares Corp..............................        1,500         15,000
  General Magnaplate Corp..............................          200          1,250
  *Genesco, Inc........................................       12,000        165,000
  Genesee Corp. Class B................................          200          8,175
  *Geneva Steel Co. Class A............................        9,200         21,850
  *Genicom Corp........................................        5,500         33,859
  *Genlyte Group, Inc..................................        8,900        115,144
  *Genome Therapeutics Corp............................        8,800         69,300
  Genovese Drug Stores, Inc. Class A...................        3,110         49,760
  *Genrad, Inc.........................................       12,200        227,225
  *Gensia Sicor, Inc...................................       18,500         86,141
  *Gentex Corp.........................................        9,500        190,000
  *Genus, Inc..........................................        8,300         47,984
  *Genzyme Transgenics Corp............................        8,500         64,281
  Geon Co..............................................       11,900        258,825
  George Mason Bankshares, Inc.........................        2,500         52,031
  *Geoscience Corp.....................................        3,000         28,125
  *Geotek Communications, Inc..........................       52,800        234,300
  *Geoworks............................................        7,000         43,969
  Gerber Scientific, Inc...............................       18,600        351,075
  *Getty Petroleum Marketing, Inc......................        6,300         29,925
  Getty Realty Corp....................................        6,300        105,525
  *Giant Cement Holding, Inc...........................        4,900         86,362
  *Giant Group, Ltd....................................        1,400          9,800
  Giant Industries, Inc................................        5,600         81,200
  *Gibraltar Packaging Group, Inc......................        3,000          9,375
  *Gibraltar Steel Corp................................        5,800        127,237
  *Gibson Greetings, Inc...............................        8,100        174,656
  Giddings & Lewis, Inc................................       16,600        313,325
  *Giga-Tronics, Inc...................................        1,600         11,900
  *Gilead Sciences, Inc................................        3,300         88,894
  *Gish Biomedical, Inc................................        1,300          6,622

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Glacier Bancorp, Inc.................................        2,013   $     32,711
  *Glacier Water Services, Inc.........................        1,200         27,600
  Gleason Corp.........................................        2,000         74,250
  *Gliatech, Inc.......................................        3,700         29,600
  *Global Industrial Technologies, Inc.................       16,300        301,550
  *Global Village Communication, Inc...................        8,400         29,662
  *Globalink, Inc......................................        2,700          9,450
  *Go Video, Inc.......................................        3,100          5,231
  *Golden Books Family Entertainment, Inc..............       13,000        146,250
  Golden Enterprises, Inc..............................        6,100         44,987
  Golden Poultry Co., Inc..............................        5,700         77,306
  *Good Guys, Inc......................................        6,800         39,950
  GoodMark Foods, Inc..................................        6,300        108,675
  *#Goodys Family Clothing.............................        8,100        186,806
  Gorman-Rupp Co.......................................        5,175         91,856
  *Gottschalks, Inc....................................        5,200         29,900
  *Government Technology Services, Inc.................        3,000         14,625
  Graco, Inc...........................................        8,600        240,800
  *Gradco Systems, Inc.................................        3,900         16,331
  Graham-Field Health Products, Inc....................        7,100         75,437
  *Grancare, Inc.......................................       11,800        109,150
  *Grand Casinos, Inc..................................       20,900        269,087
  Grand Premier Financial, Inc.........................        2,901         34,631
  Granite Construction, Inc............................        9,100        182,000
  Granite State Bankshares, Inc........................        1,200         21,075
  Graphic Industries, Inc..............................        4,800         52,500
  Gray Communications Systems, Inc.....................        1,100         20,625
  Great Southern Bancorp, Inc..........................        4,200         71,662
  *#Greate Bay Casino Corp.............................        4,467          6,421
  Greater Bay Bancorp..................................          179          5,202
  Greater New York Savings Bank NY.....................        6,700        128,975
  Green (A.P.) Industries, Inc.........................       11,100        102,675
  Green Mountain Power Corp............................        2,500         59,062
  *Greenbriar Corp.....................................        2,560         47,360
  Greenbrier Companies, Inc............................        7,100         79,875
  Greenfield Industries, Inc. DE.......................        8,200        212,175
  Greenwich Air Services, Inc. Class A.................        3,500        100,406
  Greenwich Air Services, Inc. Class B.................        2,200         63,662
  Grey Advertising, Inc................................          200         57,700
  *Greyhound Lines, Inc................................       35,000        146,562
  *Griffon Corp........................................       51,500        701,687
  *Grist Mill & Co.....................................        3,400         22,206
  *Ground Round Restaurants, Inc.......................        4,400          6,531
  *Group 1 Software, Inc...............................        3,000         22,125
  *Group Technologies Corp.............................        6,400          8,800
  *Grow Biz International, Inc.........................        2,900         30,812
  *Gryphon Holdings, Inc...............................        2,700         39,825
  Guaranty National Corp...............................        3,007         64,650
  *Guest Supply, Inc...................................        3,100         27,900
  Guilford Mills, Inc..................................       10,850        212,931
  *Guilford Pharmaceuticals, Inc.......................          400         10,050
  *Gulfmark Offshore, Inc..............................        3,000         57,750
  *Gulfsouth Medical Supply, Inc.......................       10,200        198,900
  *Gull Laboratories, Inc..............................        2,900         29,000
  *Gundle/SLT Environmental, Inc.......................        8,700         45,675
  *Gymboree Corp.......................................       12,600        313,425
  *HCIA, Inc...........................................        1,400         35,000
  *HD Vest, Inc........................................        2,200          9,075
  *HDS Network Systems, Inc............................        1,400          7,700
  *HEI, Inc............................................        2,000         11,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  HF Financial Corp....................................        1,200   $     23,550
  *HMG Worldwide Corp..................................        2,500          2,422
  HMI Industries, Inc..................................        5,400         31,387
  *HMN Financial, Inc..................................        2,200         48,675
  *HNC Software, Inc...................................          400         13,225
  *HPR, Inc............................................        2,000         32,125
  *HPSC, Inc...........................................        1,800         10,912
  *HS Resources, Inc...................................        7,900        114,550
  HUBCO, Inc...........................................       10,900        284,081
  *Ha-Lo Industries, Inc...............................        8,200        190,137
  Hach Co..............................................        5,725         88,380
  *Hadco Corp..........................................        5,200        312,325
  *Haemonetics Corp....................................       13,700        234,612
  Haggar Corp..........................................        4,300         57,781
  *Hahn Automotive Warehouse, Inc......................        2,163         17,034
  *Hain Food Group, Inc................................          500          2,328
  Halifax Corp.........................................        1,000          8,500
  *#Hallwood Group, Inc................................          950         25,650
  *Halsey Drug Co., Inc................................        5,600         25,200
  *Hammons (John Q.) Hotels, Inc. Class A..............        3,200         28,800
  *Hampshire Group, Ltd................................        1,400         21,262
  *Hampton Industries, Inc.............................        1,900         14,962
  Hancock Fabrics, Inc.................................       10,800        132,300
  Hancock Holding Co...................................        5,080        213,360
  *Handleman Co........................................       18,200        120,575
  Handy & Harman.......................................        5,300         88,112
  *Hanger Orthopedic Group, Inc........................        4,700         42,006
  *Harbinger Corp......................................        3,800        116,850
  *Harcor Energy, Inc..................................        9,500         57,297
  *Harding Lawson Associates Group, Inc................        5,000         34,375
  *#Harken Energy Corp.................................       51,900        246,525
  Harleysville Group, Inc..............................        8,100        292,612
  Harleysville National Corp PA........................          510         14,981
  Harmon Industries, Inc...............................        3,400         64,812
  *Harmonic Lightwaves, Inc............................        2,200         35,750
  *Harolds Stores, Inc.................................        2,199         20,341
  *Harris & Harris Group, Inc..........................        4,100         16,912
  Harris Savings Bank PA...............................        3,300         67,650
  *Harry's Farmers Market, Inc. Class A................        2,100          8,269
  *Hartmarx Corp.......................................       16,600        163,925
  *Harvard Industries, Inc.............................        2,600          1,706
  *Harvey Entertainment Co.............................        2,000         23,375
  Harvey's Casino Resorts..............................        4,900         82,687
  Haskel International, Inc............................        1,900         19,000
  Hastings Manufacturing Co............................          350          9,253
  *Hathaway Corp.......................................        1,600          4,200
  *Hauser, Inc.........................................        5,000         30,625
  Haven Bancorp, Inc...................................        2,200         74,800
  Haverfield Corp......................................          220          5,527
  Haverty Furniture Co., Inc...........................        4,400         51,975
  Haverty Furniture Co., Inc. Class A..................          200          2,325
  *Hawaiian Airlines, Inc..............................        2,000          8,125
  Hawkins Chemical, Inc................................        5,145         42,446
  *Hawthorne Financial Corp............................        1,300         14,625
  *Hays Wheels International, Inc......................        1,760         38,060
  *Health Management Systems, Inc......................        9,400         52,287
  *Health Management, Inc..............................        4,500          1,125
  *Health Power, Inc...................................        1,900          6,769
  *#Health Professionals, Inc..........................        1,250          1,875

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Health Risk Management, Inc.........................        1,600   $     18,800
  *Health-Chem Corp....................................        4,789          3,891
  *Healthcare Imaging Services, Inc....................        1,200          2,156
  *Healthcare Services Group, Inc......................        4,000         45,250
  *Healthdyne Information Enterprises, Inc.............       10,100         32,825
  *Healthdyne Technologies, Inc........................        9,272        137,921
  *Healthplan Services Corp............................        1,470         24,622
  *Healthy Planet Products, Inc........................          700          2,581
  *Heartland Express, Inc..............................       11,976        255,987
  *Heartland Wireless Communications, Inc..............        2,316          6,586
  *Heartport, Inc......................................        6,100        146,781
  *Heartstream, Inc....................................        1,400         11,200
  *Hechinger Co. Class A...............................       12,500         15,625
  *Hechinger Co. Class B...............................        4,300         13,437
  *Hecla Mining Co.....................................       30,600        175,950
  *#Hector Communications Corp.........................        1,200         11,325
  *Heftel Broadcasting Corp. Class A...................        1,100         54,175
  Heico Corp...........................................        2,080         46,280
  Heilig-Meyers Co.....................................       11,800        194,700
  *Hein-Werner Corp....................................        2,161         15,127
  *Heist (C.H.) Corp...................................        2,100         13,650
  Helix Technology Corp................................       14,800        593,850
  *Hello Direct, Inc...................................        1,000          6,437
  Henry Jack & Associates, Inc.........................        9,000        198,562
  Herbalife International, Inc.........................       16,000        330,000
  Heritage Financial Services, Inc.....................        3,600         97,200
  *Heritage Media Corp. Class A........................       22,800        416,100
  *Hexcel Corp.........................................        8,100        145,800
  *Hf Bancorp, Inc.....................................        1,400         18,900
  *Hi-Lo Automotive, Inc...............................        5,400         14,175
  *Hi-Shear Industries, Inc............................          500          1,250
  *Hi-Shear Technology Corp............................        1,300          7,312
  *Hi-Tech Pharmacal, Inc..............................        2,200         10,725
  *Hibbett Sporting Goods, Inc.........................        2,000         34,250
  *High Plains Corp....................................        7,900         27,650
  *Highway Master Communications, Inc..................        3,100         41,850
  Hilb Rogal Hamilton Co...............................        7,900        116,525
  *Hilite Industries, Inc..............................        1,900          7,006
  *Hirsch International Corp. Class A..................        2,500         57,969
  *Hitox Corp..........................................        2,500          8,906
  Hoenig Group, Inc....................................        4,400         23,375
  *Holiday RV Superstores, Inc.........................        3,000          5,719
  Holly Corp...........................................        4,100        102,500
  *Hollywood Casino Corp. Class A......................       14,700         51,909
  *Hollywood Entertainment Corp........................        8,100        162,000
  *Hologic, Inc........................................        6,400        152,400
  *Holopak Technologies, Inc...........................        2,500          7,187
  *Holophane Corp......................................        5,750        120,750
  Home Federal Bancorp.................................        1,350         36,281
  *Home Health Corp. of America........................        2,500         25,781
  Home Port Bancorp, Inc...............................          600         11,775
  *Home Products International, Inc....................        1,000          9,312
  *Home State Holdings, Inc............................        3,700          1,734
  *Homecorp, Inc.......................................          200          4,250
  *Homeowners Group, Inc...............................        1,700          3,241
  *Hondo Oil and Gas Co................................        6,900         62,962
  Hooper Holmes, Inc...................................        3,400         74,800
  Horizon Bancorp, Inc.................................          400         10,050
  Horizon Financial Corp...............................        3,953         60,036
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Horizon/CMS Healthcare Corp.........................        3,000   $     54,750
  *Hospital Staffing Services, Inc.....................        2,390          5,826
  *Hovnanian Enterprises, Inc. Class A.................       10,600         62,937
  *Hovnanian Enterprises, Inc. Class B.................        1,150          6,828
  Howell Corp..........................................        1,900         32,062
  Howell Industries, Inc...............................          100          3,487
  *Howtek, Inc.........................................        3,100          5,231
  Hudson Chartered Bancorp, Inc........................          500         14,000
  Hudson Foods, Inc. Class A...........................       16,800        266,700
  Hudson General Corp..................................          400         16,000
  *Hudson Technologies, Inc............................        2,200         21,519
  Huffy Corp...........................................        6,700         87,100
  Hughes Supply, Inc...................................        5,200        198,900
  *Hugoton Energy Corp.................................       16,900        189,069
  *Human Genome Sciences, Inc..........................        2,100         81,112
  Hunt (J.B.) Transport Services, Inc..................       14,200        213,887
  Hunt Manufacturing Co................................        5,200         97,500
  Huntco, Inc. Class A.................................        2,600         34,775
  *Hurco Companies, Inc................................        3,300         18,150
  *Hutchinson Technology, Inc..........................        8,100        222,244
  *Hycor Biomedical, Inc...............................        5,600         10,500
  *Hyde Athletic Industries, Inc. Class A..............        1,000          4,937
  *Hyde Athletic Industries, Inc. Class B..............        1,500          7,500
  Hydron Technologies, Inc.............................        9,000         13,078
  *Hyperion Software Corp..............................        8,500        153,531
  *I-Stat Corp.........................................        5,600        100,100
  *ICF Kaiser International, Inc.......................        8,800         20,900
  ICN Pharmaceuticals, Inc.............................       11,092        239,865
  ICO, Inc.............................................       10,120         50,284
  *ICOS Corp...........................................       26,700        214,434
  *ICU Medical, Inc....................................        4,500         39,656
  *IDEC Pharmaceuticals Corp...........................        9,000        201,937
  *IDEXX Laboratories, Inc.............................        5,500         78,031
  *IDM Environmental Corp..............................        1,200          2,400
  *IDT Corp............................................       16,000        127,000
  *IEC Electronics Corp................................        3,700         43,706
  *IFR Systems, Inc....................................        3,700         58,506
  *IGEN, Inc...........................................        8,200         50,994
  *IGI, Inc............................................        6,200         28,675
  *IHOP Corp...........................................        4,700        132,481
  *II-VI, Inc..........................................        3,200         61,600
  *ILC Technology, Inc.................................        1,800         20,250
  IMCO Recycling, Inc..................................        5,900        104,725
  *IMP, Inc............................................       13,200         23,100
  *IPC Information Systems, Inc........................        5,400         65,475
  *#IPL Systems, Inc. Class A..........................        1,800          1,828
  *IQ Software Corp....................................        2,300         21,562
  *ISB Financial Corp. LA..............................          900         19,912
  *ITC Learning Corp...................................        1,800          8,550
  *ITEQ, Inc...........................................        6,900         53,906
  *ITI Technologies, Inc...............................        4,500         72,281
  *ITT Educational Services, Inc.......................          750         16,969
  *#IVI Publishing, Inc................................        3,800         11,875
  *Ibah, Inc...........................................       10,700         41,462
  *Identix, Inc........................................       12,200        123,525
  *Ikos Systems, Inc...................................        4,100        100,450
  *#Illinois Superconductor Corp.......................        2,300         28,750
  *Image Entertainment, Inc............................        7,900         33,328
  *#Imatron, Inc.......................................       53,300        148,241
  *Imclone Systems, Inc................................       11,000         68,062

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Immucor, Inc........................................        4,000   $     34,750
  *Immulogic Pharmaceutical Corp.......................       10,100         39,769
  *Immune Response Corp. DE............................       13,600        114,750
  *#Immunogen, Inc.....................................        8,500         11,289
  *Immunomedics, Inc...................................       19,700        103,425
  *Imnet Systems, Inc..................................        2,400         60,000
  *Imo Industries, Inc.................................        8,600         25,800
  *Impact Systems, Inc.................................        4,000          5,250
  *Imperial Bancorp....................................       13,715        341,161
  *Imperial Credit Industries, Inc.....................        9,150        172,134
  *Imperial Holly Corp.................................        9,100        111,475
  *In Focus Systems, Inc...............................        5,300        137,469
  *In Home Health, Inc.................................        6,400          9,600
  *#Inacom Corp........................................        9,300        300,506
  *Inbrand Corp........................................        5,900        155,612
  *Incontrol, Inc......................................        8,500         80,219
  *Incstar Corp........................................        7,800         47,409
  *Incyte Pharmaceuticals, Inc.........................        5,100        332,775
  *Indenet, Inc........................................        8,500         12,219
  Independence Holding Co..............................        2,500         21,719
  Independent Bank Corp. MA............................       12,100        128,562
  Independent Bank East................................        1,653         45,354
  Indiana Energy, Inc..................................       10,300        245,912
  Indiana Federal Corp.................................        2,400         62,700
  *Individual, Inc.....................................        1,800         10,012
  Industrial Acoustics Co., Inc........................          200          1,825
  *Industrial Holdings, Inc............................        2,100         22,181
  *Industrial Scientific Corp..........................          700         13,737
  *Inference Corp. Class A.............................        1,400          6,125
  *Information Resource Engineering, Inc...............        2,700         36,281
  *Information Resources, Inc..........................       13,900        208,500
  *Infu-tech, Inc......................................          800          2,900
  Ingles Market, Inc. Class A..........................        4,900         70,437
  *Inhale Therapeutic Systems..........................        5,900        118,737
  *Innerdyne, Inc......................................       14,700         40,884
  *Innodata Corp.......................................        1,800          1,237
  *Innoserv Technologies, Inc..........................          200            394
  *Innovative Gaming Corp. of America..................        3,200         15,900
  #Innovex, Inc........................................        7,100        198,800
  *Inphynet Medical Management, Inc....................        7,900        170,837
  *Insight Enterprises, Inc............................        2,000         56,500
  *Insignia Financial Group, Inc. Class A..............        5,200         92,300
  *Insilco Corp........................................        4,700        178,012
  *Insite Vision, Inc..................................        6,500         40,219
  Insituform East, Inc.................................        1,700          4,728
  *Insituform Technologies, Inc. Class A...............       14,710         90,099
  *#Inso Corp..........................................        7,100        198,356
  Insteel Industries, Inc..............................        3,300         25,575
  Instron Corp.........................................        9,600        120,000
  *Insurance Auto Auctions, Inc........................        5,600         44,450
  Integon Corp.........................................        7,900         98,750
  *Integra Lifesciences Corp...........................       11,400         35,625
  *Integramed America, Inc.............................        3,600          5,062
  *Integrated Circuit Systems, Inc.....................        5,800        103,675
  Integrated Health Services, Inc......................       10,300        370,800
  *Integrated Orthopedics, Inc.........................        2,600         13,650
  *Integrated Process Equipment Corp...................        7,400        135,512
  *#Integrated Silicon Solution, Inc...................        8,800         86,075
  *Integrated Systems, Inc.............................       11,500        163,875
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Integrated Waste Services, Inc......................        2,400   $        750
  *Intellicall, Inc....................................        4,300         19,887
  *Intellidata Technologies Corp.......................       13,700         69,998
  *Intelligent Electronics, Inc........................       17,828         47,356
  *Intelligent Systems Corp............................          200            825
  *Inter-Tel, Inc......................................        6,500        102,375
  *Interactive Group, Inc..............................        1,100          7,631
  Intercargo Corp......................................        3,800         38,950
  *Intercel, Inc.......................................       16,500        222,750
  Interchange Financial Services Corp. Saddle Brook....        1,380         26,220
  *Interdigital Communications Corp....................       24,000        159,000
  *Interface Systems, Inc..............................        3,400         11,262
  Interface, Inc. Class A..............................        8,300        191,419
  *Interferon Sciences, Inc............................        3,975         32,545
  *Intergraph Corp.....................................       23,300        163,828
  *Interim Services, Inc...............................        3,336        130,104
  *Interlake Corp......................................       17,000         65,875
  *Interleaf, Inc......................................       10,000         13,750
  *Interlink Electronics...............................        2,200         14,437
  *Interlinq Software Corp.............................        2,900         11,373
  *Intermagnetics General Corp.........................        7,406        103,684
  *Intermedia Communications of Florida, Inc...........        8,100        242,494
  Intermet Corp........................................       12,600        173,250
  *International Alliance Services, Inc................        4,400         40,150
  International Aluminum Corp..........................        2,100         55,125
  *International Dairy Queen, Inc. Class A.............        6,900        159,131
  *International Imaging Materials, Inc................        4,400         77,000
  *International Lottery, Inc..........................        1,600         13,000
  International Multifoods Corp........................        9,000        254,250
  *International Remote Imaging Systems, Inc...........        3,000         12,375
  International Shipholding Corp.......................        3,375         57,797
  *International Technology Corp.......................        5,025         36,431
  *International Thoroughbred Breeders, Inc............        5,800         26,100
  *Interphase Corp.....................................        2,700         21,262
  Interpool, Inc.......................................       17,550        245,700
  *Interpore International.............................        3,500         16,187
  Interra Financial, Inc...............................        6,100        265,350
  *Interscience Computer Corp..........................        1,000            250
  *Intersolv, Inc......................................        9,900         97,144
  Interstate Johnson Lane, Inc.........................        2,300         44,850
  Interstate Power Co..................................        2,400         67,800
  *Intertan, Inc.......................................        5,700         21,375
  *Intervisual Books, Inc. Class A.....................        1,000          1,812
  *Intervoice, Inc.....................................        8,100         89,606
  Interwest Bancorp....................................        3,900        134,550
  *Investment Technology Group, Inc....................        8,100        182,250
  Investors Financial Services Corp....................          503         17,794
  Investors Financial Services Corp. Class A...........           96          3,396
  Investors Title Co...................................        1,400         20,475
  *Invivo Corp.........................................        1,600         15,200
  *#Ion Laser Technology, Inc..........................        2,900         23,200
  *Iridex Corp.........................................          800          4,800
  Iroquois Bancorp.....................................          400          8,200
  Irwin Financial Corp.................................        5,100        135,150
  Isco, Inc............................................       38,935        316,347
  *#Isis Pharmaceuticals, Inc..........................       14,100        221,194

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Isolyser Co., Inc...................................       20,010   $     78,789
  *Isomedix, Inc.......................................        3,600         56,250
  *Itron, Inc..........................................        6,700        177,969
  *Iwerks Entertainment, Inc...........................        5,824         26,208
  *J & J Snack Foods Corp..............................        4,400         63,250
  J & L Specialty Steel, Inc...........................       19,300        246,075
  *J. Alexander's Corp.................................        2,000         16,500
  *JDA Software Group, Inc.............................        3,200         88,200
  JLG Industries, Inc..................................       33,300        507,825
  *JMAR Industries, Inc................................        6,400         17,100
  *JP Foodservice, Inc.................................        3,100         89,706
  *JPE, Inc............................................        1,800         12,150
  JSB Financial, Inc...................................        4,000        174,000
  *#JTS Corp...........................................       31,300         44,994
  *Jabil Circuit, Inc..................................        2,000        117,125
  Jackpot Enterprises, Inc.............................        4,700         49,937
  *Jaclyn, Inc.........................................        1,000          4,250
  *Jaco Electronics, Inc...............................        1,973         13,318
  *Jacobs Engineering Group, Inc.......................       12,800        344,000
  #Jacobson Stores, Inc................................        2,900         26,644
  *Jalate, Ltd.........................................        1,000          2,625
  *Jan Bell Marketing, Inc.............................       14,300         32,175
  *Jason, Inc..........................................       10,087         63,044
  *#Jayhawk Acceptance Corp............................        1,000          1,625
  *Jean Philippe Fragrances, Inc.......................        4,350         25,556
  Jeffbanks, Inc.......................................        1,706         46,702
  Jefferies Group, Inc.................................        6,000        323,250
  Jefferson Bankshares, Inc............................       10,100        295,425
  Jefferson Savings Bancorp, Inc.......................        1,600         46,000
  *Jennifer Convertibles, Inc..........................        1,300          2,925
  John Alden Financial Corp............................       15,400        327,250
  *Johnson Worldwide Associates, Inc. Class A..........        6,700         83,331
  Johnston Industries, Inc.............................        6,000         41,250
  *Johnstown American Industries, Inc..................        4,900         26,031
  *Jones Intercable, Inc...............................        2,300         24,869
  *Jones Intercable, Inc. Class A......................       14,100        149,812
  *Jos. A. Bank Clothiers, Inc.........................        5,400         20,250
  *Jumbosports, Inc....................................       10,000         43,750
  Juno Lighting, Inc...................................        9,200        144,900
  *Just for Feet, Inc..................................       14,200        280,450
  *Just Toys, Inc......................................        1,600          2,050
  Justin Industries, Inc...............................       13,200        155,100
  *K & G Men's Center, Inc.............................        2,500         42,031
  K Swiss, Inc. Class A................................        1,600         21,200
  *K-Tron International, Inc...........................        6,200         80,600
  *K-V Pharmaceutical Co. Class A......................        3,200         51,600
  *K-V Pharmaceutical Co. Class B......................        1,800         29,025
  K2, Inc..............................................        8,300        239,663
  KCS Energy, Inc......................................        7,300        303,862
  *KLA-Tencor Corp.....................................       12,200        580,262
  *KLLM Transport Services, Inc........................        1,600         19,700
  *KTI, Inc............................................          200          1,612
  *Kaiser Ventures, Inc................................        9,700         92,756
  Kaman Corp. Class A..................................        8,600        117,712
  *Kaneb Services, Inc.................................       16,100         62,387
  Katy Industries, Inc.................................        4,100         64,062
  *Katz Digital Technologies, Inc......................        1,100          3,300
  *Katz Media Group Inc................................        3,400         18,275
  Kaydon Corp..........................................        6,900        342,412
  Kaye Group, Inc......................................        3,000         14,812
  Keithley Instruments, Inc............................        1,000          9,125
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Kelley Oil & Gas Corp...............................       64,600   $    153,425
  Kellwood Co..........................................       10,600        276,925
  *Kent Electronics Corp...............................       10,000        325,000
  *Kentucky Electric Steel, Inc........................        1,800          9,900
  Kentucky First Bancorp, Inc..........................          200          2,137
  *Kenwin Shops, Inc...................................          200            237
  *Kerr Group, Inc.....................................        2,400          5,700
  Kewaunee Scientific Corp.............................        1,500          9,281
  *#Key Energy Group, Inc..............................        5,200         85,800
  *Key Production Co., Inc.............................        5,800         55,100
  *Key Technology, Inc.................................        2,300         42,981
  *Key Tronic Corp.....................................       13,000         76,375
  *Keystone Consolidated Industries, Inc...............        4,600         41,400
  Keystone Heritage Group, Inc.........................        1,600         45,200
  Kimball International, Inc. Class B..................          500         19,656
  *Kimmins Corp........................................        3,400         12,537
  *Kinark Corp.........................................        3,000         10,125
  Kinetic Concepts, Inc................................       21,600        361,800
  *Kinnard Investment, Inc.............................        2,300         13,656
  *Kirby Corp..........................................       12,400        234,050
  *Kit Manufacturing Co................................          300          2,887
  Klamath First Bancorp, Inc...........................        6,100        112,087
  Knape & Vogt Manufacturing Co........................        2,900         46,400
  *Knickerbocker (L.L.) Co., Inc.......................        5,000         26,250
  *Knight Transportation, Inc..........................        2,500         57,812
  *Koala Corp..........................................        1,200         14,925
  Kollmorgen Corp......................................        4,900         64,312
  *#Koo Koo Roo, Inc...................................       19,324         77,900
  *Kopin Corp..........................................        5,500         75,625
  *Koss Corp...........................................        1,600         15,200
  *Kronos, Inc.........................................        4,100        107,625
  *Krug International Corp.............................        1,048          5,436
  *Krystal Co..........................................        4,900         24,500
  Kuhlman Corp.........................................        6,899        190,585
  *Kulicke & Soffa Industries, Inc.....................        9,700        327,981
  *#L.A. Gear, Inc.....................................       12,600         20,475
  *LAT Sportswear, Inc.................................          200            112
  LCS Industries, Inc..................................        1,700         26,775
  LSB Bancshares, Inc. NC..............................        2,525         49,553
  LSB Industries, Inc..................................        6,000         27,000
  LSI Industries, Inc..................................        5,767         86,505
  *LTX Corp............................................       17,500        108,281
  *LXR Biotechnology, Inc..............................        8,000         20,000
  *La Jolla Pharmceutical Co...........................        8,100         33,919
  La-Z-Boy, Inc........................................        9,100        312,812
  *LaBarge, Inc........................................        8,600         54,825
  Labone, Inc..........................................        6,500        116,187
  *#Laboratory Corp. of America Holdings, Inc..........       10,000         28,750
  Laclede Gas Co.......................................        8,200        177,325
  *Laclede Steel Co....................................        2,700         10,969
  LaCrosse Footwear, Inc...............................        3,000         36,750
  *Ladd Furniture, Inc.................................        3,566         46,804
  *Laidlaw Environmental Services, Inc.................       33,800         97,175
  *Lakeland Industries, Inc............................        1,000          3,656
  *Lamson & Sessions Co................................       10,200         79,050
  Lance, Inc...........................................       16,600        324,737
  *Lancer Corp.........................................        5,400        135,000
  *Lancit Media Productions, Ltd.......................        3,300         10,622
  *Landair Services, Inc...............................        2,900         40,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Landauer, Inc........................................        3,300   $     75,075
  *Landrys Seafood Restaurants, Inc....................       12,618        232,644
  *Landstar Systems, Inc...............................        6,400        170,800
  *Lasermaster Technologies, Inc.......................        7,120         13,795
  *Laserscope..........................................        5,900         36,875
  *#LaserSight Corporation.............................        4,100         28,828
  Lawson Products, Inc.................................        5,800        144,637
  Lawter International, Inc............................       24,800        285,200
  Lawyers Title Corp...................................        6,400        115,200
  *Layne Christensen Co................................        2,900         62,712
  *Lazare Kaplan International, Inc....................        5,100         82,875
  *Learning Co., Inc...................................       25,100        178,838
  Learonal, Inc........................................        4,300        116,100
  *Leasing Solutions, Inc..............................        4,100         61,500
  *Lechters, Inc.......................................       12,600         46,856
  *Lectec Corp.........................................        1,902         12,244
  *Legato Systems, Inc.................................        2,100         41,738
  Lennar Corp..........................................        9,700        254,625
  Lesco, Inc...........................................        5,225         92,744
  *Leslie Building Products, Inc.......................        3,200          5,300
  *Leslie's Poolmart...................................        3,774         54,015
  *Level 8 Systems, Inc................................          200          3,238
  *Level One Communications, Inc.......................        6,500        246,188
  *Levitz Furniture, Inc...............................       14,200         33,725
  Libbey, Inc..........................................        8,500        283,688
  Liberty Bancorp, Inc. Oklahoma.......................        4,700        235,881
  Liberty Homes, Inc. Class A..........................          200          2,000
  *Liberty Technologies, Inc...........................        1,900          6,413
  *Lidak Pharmaceuticals Class A.......................       16,900         37,497
  *Life Bancorp, Inc...................................        1,200         25,950
  *Life Medical Sciences, Inc..........................        3,900         19,013
  *Life Quest Medical, Inc.............................        1,000          4,875
  Life Re Corp.........................................        6,800        292,400
  Life Technologies, Inc...............................       11,500        317,688
  *Life USA Holdings, Inc..............................       10,400        125,450
  *Lifecore Biomedical, Inc............................        5,900         82,231
  *Lifeline Systems, Inc...............................        2,800         50,050
  *#Lifetime Hoan Corp.................................        3,462         25,965
  *Ligand Pharmaceuticals, Inc. Class B................        3,021         35,497
  Lillian Vernon Corp..................................        4,900         77,175
  Lilly Industry, Inc. Class A.........................       11,300        237,300
  *Lindal Cedar Homes, Inc.............................        4,482         18,348
  Lindberg Corp........................................        8,200         71,750
  Lindsay Manufacturer Co..............................        4,800        168,600
  *Liposome Co., Inc...................................        4,400        111,650
  Liqui Box Corp.......................................        2,500         84,375
  Litchfield Financial Corp............................        2,100         33,469
  *Littlefield, Adams & Co.............................          900          1,013
  *Littlefuse, Inc.....................................        5,000        256,563
  *Liuski International, Inc...........................        1,800          2,419
  *Living Centers of America, Inc......................        8,000        305,000
  *Lodgenet Entertainment Corp.........................        7,200         78,750
  *Loehmanns, Inc......................................        5,800         42,050
  *Logans Roadhouse, Inc...............................        1,000         23,375
  *#Logic Devices, Inc.................................        2,400          5,550
  *Logic Works, Inc....................................        4,500         31,641
  Logicon, Inc.........................................        6,900        346,725
  *Lojack Corp.........................................       10,100        116,150
  Lomak Petroleum, Inc.................................       11,400        202,350
  Lone Star Industries, Inc............................        4,800        190,800
  *Lone Star Technologies, Inc.........................       10,300        243,338
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Loronix Information Systems, Inc....................        2,200   $      7,150
  *Louis Dreyfus Natural Gas Corp......................       13,900        220,663
  Luby's Cafeterias, Inc...............................       12,000        232,500
  Lufkin Industries, Inc...............................        3,300         78,169
  Lukens, Inc. DE......................................        7,400        145,225
  *Lunar Corp..........................................        8,150        162,491
  *Lund International Holdings, Inc....................        2,200         23,100
  *#Luria (L.) & Son, Inc..............................        2,500          5,625
  *Lydall, Inc. DE.....................................        8,500        194,438
  *Lynch Corp..........................................        2,200        187,550
  *M-Wave, Inc.........................................        1,500          3,375
  *#M.H. Meyerson & Co., Inc...........................        2,500         12,344
  M/A/R/C, Inc.........................................        1,527         28,250
  MAF Bancorp, Inc.....................................        5,200        217,100
  *MAI Systems Corp....................................        4,700         22,031
  *MAIC Holdings, Inc..................................        4,216        160,208
  #MDC Holdings, Inc...................................        9,000         76,500
  MDU Resources Group, Inc.............................       11,400        276,450
  *MFRI, Inc...........................................        1,700         13,706
  *MGI Pharma, Inc.....................................       11,400         44,531
  *MI Schottenstein Homes, Inc.........................        4,500         49,500
  *MK Gold Corp........................................        7,800         13,406
  *MLX Corp............................................        1,000         15,031
  MMI Companies, Inc...................................        5,600        133,000
  *MRS Technology, Inc.................................        3,300          3,455
  *#MRV Communications, Inc............................       10,300        253,638
  *MS Carriers, Inc....................................        8,900        184,119
  *MTI Technology Corp.................................        5,900         26,919
  MTS Systems Corp.....................................        4,200        107,888
  MYR Group, Inc.......................................        1,200         17,400
  MacDermid, Inc.......................................        4,100        183,219
  *MacFrugals Bargain Close-outs, Inc..................       13,100        389,725
  *Macheezmo Mouse Restaurants, Inc....................        1,500            820
  MacNeal-Schwendler Corp..............................        6,700         68,675
  *Macromedia, Inc.....................................       17,600        177,100
  Madison Gas & Electric Co............................        7,850        158,963
  *Magainin Pharmaceuticals, Inc.......................       14,900        109,888
  *Magellan Health Services, Inc.......................        6,000        163,500
  Magna Bancorp........................................        6,000        140,625
  *Magnetek, Inc.......................................       12,800        224,000
  *Magnetic Technologies Corp..........................        1,100          3,781
  *Magnum Hunter Resources, Inc........................        6,800         37,400
  *Mail Boxes, Etc.....................................        5,600        130,200
  *Mail-Well, Inc......................................        1,400         45,150
  *Main Street & Main, Inc.............................        1,450          3,172
  Maine Public Service Co..............................          700          8,269
  Mainstreet Bankgroup, Inc............................        5,000        108,125
  *Mallon Resources Corp...............................        2,200         18,975
  *Managed Care Solutions, Inc.........................        2,366          7,985
  *Manatron, Inc.......................................        1,102          1,997
  *Manhattan Bagel Co., Inc............................        3,700         25,669
  Manitowoc Co., Inc...................................        5,800        259,550
  *Manugistic Group, Inc...............................        5,400        349,650
  *Mapinfo Corp........................................        3,300         36,713
  *Marcam Corp.........................................        5,100         63,113
  Marcus Corp..........................................       11,450        280,525
  *Marine Drilling Companies, Inc......................       16,000        321,000
  *Mariner Health Group, Inc...........................       14,500        173,094
  *Marisa Christina, Inc...............................        3,300         31,350
  Maritrans, Inc.......................................        7,700         56,788
  *Mark VII, Inc.......................................        1,800         54,225

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Markel Corp.........................................        2,700   $    325,013
  *Marker International................................        8,100         35,438
  *Marlton Technologies, Inc...........................        2,200          7,700
  Marsh Supermarkets, Inc. Class A.....................        1,600         21,400
  Marsh Supermarkets, Inc. Class B.....................        1,900         25,294
  *Marshall Industries.................................        8,500        309,188
  *Martek Biosciences Corp.............................        6,700        113,063
  *Marten Transport, Ltd...............................        2,800         35,700
  *#Marvel Entertainment Group, Inc....................        1,000          2,250
  Maryland Federal Bancorp.............................        1,260         47,880
  Massbank Corp. Reading, MA...........................        1,000         41,938
  *Matec Corp. DE......................................        1,100          4,984
  *Material Sciences Corp..............................       10,200        142,800
  *Mathsoft, Inc.......................................        3,900         10,725
  *Matlack Systems, Inc................................        7,500         55,313
  *Matria Healthcare, Inc..............................       14,300         64,350
  *Matrix Pharmaceutical, Inc..........................       10,600         73,538
  *Matrix Service Co...................................        4,700         39,656
  Matthews International Corp. Class A.................        3,400        115,175
  *Matthews Studio Equipment Group.....................        2,500          7,891
  *Mattson Technology, Inc.............................        7,100         74,994
  *Maverick Tube Corp..................................        3,300         99,206
  *Max & Ermas Restaurants, Inc........................        2,037         12,859
  *Maxco, Inc..........................................        1,900         13,419
  *Maxicare Health Plans, Inc..........................        8,800        209,550
  *Maxim Group, Inc....................................        8,000         91,500
  *Maxwell Technologies, Inc...........................        2,900         57,275
  *Maxxam, Inc.........................................        3,800        167,200
  *Maxxim Medical, Inc.................................        6,600         96,525
  *Maynard Oil Co......................................        2,400         33,600
  *Mays (J.W.), Inc....................................          200          1,900
  *McClain Industries, Inc.............................          266          1,180
  McDonald & Co. Investment, Inc.......................        4,500        172,688
  *McFarland Energy, Inc...............................        2,200         28,463
  McGrath Rent Corp....................................        7,300        132,313
  *McWhorter Technologies, Inc.........................        5,200        114,400
  *Measurement Specialties, Inc........................        1,400          5,425
  *Mecklermedia Corp...................................        4,200         80,850
  *Medalliance, Inc. Liquidating Trust Escrow..........        3,800              0
  *Medaphis Corp.......................................       18,100        144,234
  *Medar, Inc..........................................        4,400         25,300
  *Medarex, Inc........................................        8,600         54,825
  *Medcath, Inc........................................          500          7,500
  *Medco Research, Inc.................................        5,300         43,725
  Medford Savings Bank MA..............................        2,300         62,675
  *Media 100, Inc......................................        5,800         33,713
  *Media Arts Group, Inc...............................        5,900         25,628
  *#Media Logic, Inc...................................        2,400          7,350
  *Medic Computer Systems, Inc.........................        6,100        105,606
  *Medical Action Industries, Inc......................        3,200         10,100
  *Medical Graphics Corp...............................        1,000          4,125
  *Medical Resources, Inc..............................        9,050        125,569
  *Medicalcontrol, Inc.................................        1,500          5,625
  *Medicore, Inc.......................................        2,200          5,638
  *Medicus Systems Corp................................        3,200         18,200
  *Medimmune, Inc......................................       10,800        168,075
  *Mediq, Inc..........................................       10,100         74,488
  *Medplus, Inc........................................        3,000         18,188
  *Medquist Inc........................................        5,900        153,400
  *Medstone International, Inc.........................        2,800         21,700
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Medusa Corp..........................................        8,100   $    312,863
  *Mego Financial Corp.................................        3,600         23,850
  *Melamine Chemicals, Inc.............................        3,300         38,775
  *Mens Warehouse, Inc.................................       10,500        349,125
  Mentor Corp. MN......................................       12,400        324,725
  *Mentor Graphics Corp................................       16,100        121,756
  Mercer International, Inc............................        5,200         59,475
  Merchants Bancorp, Inc...............................          500         18,813
  Merchants Bancshares, Inc............................        1,300         25,675
  Merchants Group, Inc.................................        1,300         24,863
  Merchants New York Bancorp, Inc......................          400         15,525
  #Mercury Air Group, Inc..............................        3,700         23,125
  *Mercury Interactive Corp............................       14,000        246,750
  *Meridian Data, Inc..................................        4,800         19,950
  Meridian Diagnostics, Inc............................        7,100         60,350
  *#Meridian Gold, Inc.................................       29,300        146,500
  Meridian Insurance Group, Inc........................        2,700         40,163
  *Meridian Medical Technology, Inc....................        2,400         11,700
  *Meridian Sports, Inc................................        3,200          4,500
  *#Merisel, Inc.......................................       11,900         21,197
  *Merit Medical Systems, Inc..........................        3,500         25,813
  *Merix Corp..........................................        2,400         38,400
  Merrill Corp.........................................        3,550        114,931
  Merrimac Industries, Inc.............................          600          6,975
  *Mesa Air Group, Inc.................................       22,100        111,191
  *Mesa Labs, Inc......................................        2,200         13,475
  *#Mesa, Inc..........................................       33,000        181,500
  *Mesaba Holdings, Inc................................        6,400         94,400
  *Mestek, Inc.........................................        4,200         81,900
  *Met-Coil Systems Corp...............................        1,000          2,156
  Met-Pro Corp.........................................       11,175        164,831
  *Metal Management, Inc...............................        3,921         34,554
  *Metatec Corp. Class A...............................        5,300         16,231
  Methode Electronics, Inc. Class A....................       16,500        274,313
  Methode Electronics, Inc. Class B....................          500          8,313
  *Metra Biosystems, Inc...............................        3,000         14,625
  *#Metricom, Inc......................................        6,700         54,019
  *Metrocall, Inc......................................       14,464         70,512
  *Metrologic Instruments, Inc.........................        2,600         46,963
  *#Metrotrans Corp....................................        1,600         15,000
  Metrowest Bank MA....................................        6,500         35,344
  *Michael Anthony Jewelers, Inc.......................        4,100         13,325
  Michael Foods, Inc...................................       12,891        182,891
  *Michaels Stores, Inc................................       15,200        299,250
  *Micrel, Inc.........................................        1,700         89,250
  *Micrion Corp........................................        2,000         33,875
  *Micro Bio-Medics, Inc...............................        2,100         41,475
  *Micro Linear Corp...................................        6,200        124,000
  *Micro Warehouse, Inc................................       17,200        295,625
  *Microage, Inc.......................................        7,250        130,953
  *Microdyne Corp......................................        6,000         35,250
  *Microfluidics International Corp....................        1,000          1,969
  *Micrografx, Inc.....................................        5,000         33,750
  *Microlog Corp.......................................        1,500          8,813
  *Micronics Computers, Inc............................        6,000         17,250
  *Micros Systems, Inc.................................        3,100        122,450
  *Micros to Mainframes, Inc...........................        1,800          6,750
  *Microsemi Corp......................................        4,000         52,000
  *Microtel International, Inc.........................        1,960          5,513
  *Microtest, Inc......................................        5,800         24,288
  *Microtouch Systems, Inc.............................        3,800         95,475
  *Microwave Power Dynamics, Inc.......................        7,500         22,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Mid Am, Inc..........................................       10,306   $    181,643
  Mid America Banccorp.................................        5,192        108,383
  *Midcom Communications, Inc..........................        1,000          7,438
  Midconn Bank Kensington, CT..........................          900         21,094
  *Middleby Corp.......................................        1,900         18,169
  Middlesex Water Co...................................        2,300         38,381
  *Midisoft Corp.......................................        1,800          2,081
  Midland Co...........................................        1,100         51,288
  *Midwest Express Holdings, Inc.......................        1,050         33,338
  *Midwest Grain Products, Inc.........................        4,400         51,150
  Mikasa, Inc..........................................        9,700        115,188
  *Mikohn Gaming Corp..................................        6,400         27,200
  *Millennium Pharmaceuticals, Inc.....................        3,600         61,650
  *Miller Building Systems, Inc........................        1,600         12,200
  *Miller Industries, Inc..............................       18,800        307,850
  *Miltope Group, Inc..................................       11,000         39,188
  *Mindspring Enterprises, Inc.........................        1,700         16,256
  Mine Safety Appliances Co............................        1,900        118,038
  Minntech Corp........................................        3,700         45,788
  Minuteman International, Inc.........................        1,000          9,250
  Mississippi Chemical Corp............................       15,242        346,756
  *Mitcham Industries, Inc.............................        2,200         18,563
  *Mity-Lite, Inc......................................        1,600         20,900
  Mobile Gas Service Corp..............................        2,000         53,250
  *Mobile Mini, Inc....................................        2,600          9,588
  *Mobile Telecommunications Technologies Corp.........       26,800        326,625
  Modern Controls, Inc.................................        4,300         51,600
  *Modtech, Inc........................................          800          9,750
  *Mohawk Industries, Inc..............................        8,400        176,925
  *Molecular Biosystems, Inc...........................        8,800         81,400
  *Molecular Dynamics, Inc.............................        5,000         71,875
  *Molten Metal Technology, Inc........................       13,800         97,463
  *Monaco Coach Corp...................................        2,100         46,463
  *Monaco Finance, Inc. Class A........................        2,300          3,091
  *Monarch Casino and Resort, Inc......................        5,800         17,763
  Monarch Machine Tool Co..............................        1,400         10,500
  *Mondavi (Robert) Corp. Class A......................        3,700        164,419
  *Monro Muffler Brake, Inc............................        3,757         70,913
  *Monroc, Inc.........................................        1,700         16,044
  *#Monterey Pasta Co..................................        3,400          6,906
  *Moog, Inc. Class A..................................        2,700         67,838
  *Moore Medical Corp..................................        2,100         23,625
  *Moore Products Co...................................        1,600         36,200
  *Moovies, Inc........................................        5,700         32,597
  Morgan Keegan, Inc...................................       10,200        183,600
  *Morgan Products, Ltd................................        5,100         45,263
  *Morningstar Group, Inc..............................        7,200        189,450
  Morrison Fresh Cooking, Inc..........................        3,025         15,125
  Morrison Health Care, Inc............................        4,033         65,536
  *Morrison Knudsen Corp...............................       25,000        315,625
  *#Morrow Snowboards, Inc.............................        1,000          3,938
  *Morton's Restaurant Group, Inc......................        3,200         53,200
  *Mosaix, Inc.........................................        4,700         65,213
  *Moscom Corp.........................................        3,400         14,875
  Mosinee Paper Corp...................................        7,800        209,138
  *Mossimo, Inc........................................       13,500        114,750
  *Mother's Work, Inc..................................        1,200          9,150
  *Motivepower Industries, Inc.........................        8,500        118,469
  *Motor Car Parts & Accessories, Inc..................        2,400         40,200
  *Motor Club of America...............................          700          9,669
  Movado Group, Inc....................................        1,500         33,563
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Movie Gallery, Inc..................................       10,000   $     65,625
  *Moviefone, Inc. Class A.............................        2,200         15,538
  Mueller (Paul) Co....................................        2,200         78,375
  *Mueller Industries, Inc.............................       14,200        566,225
  *Multi Color Corp....................................        1,000          6,375
  *#Multicare Companies, Inc...........................       15,100        375,613
  *Musicland Stores Corp...............................       17,100         34,200
  *Mutual Savings Bank FSB Bay City, MI................        1,700         13,919
  *Mycogen Corp........................................       16,900        395,038
  Myers Industries, Inc................................        8,500        148,750
  *Mylex Corp..........................................       10,500        105,656
  *Mysoftware Co.......................................        1,000          2,125
  *N & F Worldwide Corp................................        1,500         11,625
  *NAB Asset Corp......................................          150            450
  NAB Asset Corp. Liquidating Trust....................          200             60
  *NABI, Inc...........................................       17,300        122,181
  NAC RE Corp..........................................        3,500        139,563
  *NAI Technologies, Inc...............................        4,087         21,968
  NBT Bancorp..........................................        3,446         71,505
  *NBTY, Inc...........................................        9,300        216,225
  NCH Corp.............................................        3,900        253,988
  *NCI Building Systems, Inc...........................        4,800        138,900
  NL Industries, Inc...................................       25,600        326,400
  NN Ball & Roller, Inc................................       10,800        128,250
  *NPC International, Inc..............................       12,300        144,525
  *NPS Pharmaceuticals, Inc............................        7,200         74,700
  *NS Group, Inc.......................................        6,900         48,300
  *NSA International, Inc..............................        2,400          4,350
  NSC Corp.............................................        5,700         10,331
  *NTL, Inc............................................        5,000        114,063
  *#NTN Communications, Inc............................       12,400         34,875
  NUI Corp.............................................        5,500        120,313
  NYMAGIC, Inc.........................................        7,600        147,250
  Nacco Industries, Inc. Class A.......................        4,050        206,044
  *Nanometrics, Inc....................................        4,000         28,125
  *Nantucket Industries, Inc...........................        1,200          1,800
  *Napco Security Systems, Inc.........................        4,850         24,553
  Nash Finch Co........................................        4,700         92,825
  *Nashua Corp.........................................        3,800         44,175
  *Nathans Famous, Inc.................................        1,900          5,819
  *National Auto Credit, Inc...........................       18,560        180,960
  National Bancorp of Alaska, Inc......................        2,200        174,350
  *National Beverage Corp..............................        9,200        105,225
  *National City Bancorp...............................        3,590         74,052
  National City Bankshares, Inc........................        3,252        119,308
  National Computer Systems, Inc.......................        7,600        193,800
  *National Dentex Corp................................        3,000         51,750
  *National Education Corp.............................       17,800        373,800
  *National Energy Group, Inc..........................       17,670         56,323
  National Gas & Oil Co................................        6,652         58,621
  *National Home Centers, Inc..........................        3,000          5,344
  *National Home Health Care Corp......................        1,054          6,192
  *National Instruments Corp...........................        1,500         49,406
  National Insurance Group.............................        2,600         18,038
  *National Media Corp.................................       11,700         86,288
  *National Mercantile Bancorp.........................          200            300
  *National Patent Development Corp....................        6,580         48,116
  National Penn Bancshares, Inc........................        2,525         75,119
  *National Picture and Frame Co.......................        4,500         49,219
  National Presto Industries, Inc......................        3,700        139,675
  *National Record Mart, Inc...........................        1,900          2,939

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *National RV Holdings, Inc...........................        3,100   $     47,081
  National Sanitary Supply Co..........................          200          2,725
  *National Standard Co................................        6,500         45,500
  *National Steel Corp. Class B........................       10,500        141,750
  National Technical Systems, Inc......................        3,400         13,069
  *National Techteam, Inc..............................        7,400        182,225
  *National Vision Association, Ltd....................       10,200         52,913
  *National Western Life Insurance Co. Class A.........        1,000         88,625
  *Natural Alternatives International, Inc.............        3,400         24,438
  *Natural Microsystems Corp...........................        5,000        122,813
  *Natural Wonders, Inc................................        3,000         13,031
  Natures Sunshine Products, Inc.......................       10,159        170,163
  *Navarre Corp........................................        3,400          9,456
  *Navigators Group, Inc...............................        3,200         55,800
  Nelson (Thomas), Inc.................................        8,600         89,225
  *Neogen Corp.........................................        2,700         19,406
  *Neoprobe Corp.......................................       10,300        154,500
  *Neorx Corp..........................................        9,125         39,352
  *Neose Technologies, Inc.............................        1,200         15,675
  *Netcom On-Line Communication Services, Inc..........        2,900         41,144
  *Netframe Systems, Inc...............................        6,900          7,331
  *Netmanage, Inc......................................       22,500         78,750
  *Netrix Corp.........................................        4,700          9,547
  *Network Computing Devices, Inc......................        8,400        107,100
  *Network Equipment Technologies, Inc.................       10,400        179,400
  *Network Imaging Corp................................       11,600         23,381
  *Network Peripherals, Inc............................        6,000         57,938
  *Network Six, Inc....................................          275            438
  *Neurex Co...........................................       10,400        151,450
  *Neurobiological Technologies, Inc...................          800          1,825
  *Neurogen Corp.......................................        7,100        134,013
  *Neuromedical Systems, Inc...........................       10,200         67,894
  *New Brunswick Scientific Co., Inc...................        2,541         17,628
  New England Business Services, Inc...................        6,500        189,313
  New England Community Bancorp, Inc. Class A..........        1,200         19,725
  New Hampsire Thrift BancShares, Inc..................          200          2,963
  *New Horizons Worldwide, Inc.........................        3,400         33,575
  New Jersey Resources Corp............................        9,100        283,238
  *New Jersey Steel Corp...............................        2,300         15,238
  *New Mexico & Arizona Land Co........................        1,700         24,650
  *New World Power Corp................................        1,000            297
  New York Bancorp, Inc................................        8,500        278,375
  Newcor, Inc..........................................        2,300         19,406
  Newmil Bancorp, Inc..................................        3,500         34,125
  *Newpark Resources, Inc..............................        6,500        341,250
  #Newport Corp........................................        6,800         80,325
  *Nexstar Pharmaceuticals, Inc........................        4,396         46,982
  *Nexthealth, Inc.....................................        3,400          6,163
  *Nichols Research Corp...............................        5,450        104,913
  Nitches, Inc.........................................          785          4,367
  *Nobility Homes......................................        1,500         18,938
  *Noel Group, Inc.....................................        8,000         29,750
  Noland Co............................................          200          4,875
  *Noodle Kidoodle, Inc................................        3,800         13,775
  *Nord Resources Corp.................................       10,400         29,900
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Norland Medical System, Inc.........................          400   $      3,475
  Norrell Corp.........................................        6,500        209,625
  *Norstan, Inc........................................        4,600         68,425
  *Nortek, Inc.........................................        5,000        116,250
  North American Mortgage Co...........................        7,000        140,875
  North Carolina Natural Gas Corp......................        3,200         98,800
  Northern Technologies International..................        1,700         14,344
  *Northfield Laboratories, Inc........................        7,000         69,125
  #Northland Cranberries, Inc. Class A.................        7,100         91,856
  *Northstar Health Services, Inc......................        1,000          2,313
  Northwest Natural Gas Co.............................       11,250        272,109
  *Northwest Teleproductions, Inc......................          200            788
  Northwestern Public Service Co.......................        9,000        176,625
  *Northwestern Steel & Wire Co........................       17,500         42,109
  *Norton McNaughton, Inc..............................        6,000         31,125
  Norwest Corp.........................................            0              1
  Norwich Financial Corp...............................        2,400         47,400
  *Norwood Promotional Products, Inc...................        2,200         32,038
  *Novacare, Inc.......................................       32,900        415,363
  *Novadigm, Inc.......................................        3,100         16,469
  *Novametrix Medical Systems, Inc.....................        6,100         32,597
  *Novavax, Inc........................................        8,700         32,081
  *Noven Pharmaceuticals, Inc..........................        9,900         77,344
  *Novitron International, Inc.........................        1,300          3,088
  *Nu Horizons Electronics Corp........................        4,400         38,225
  *Nu-Kote Holding, Inc. Class A.......................       17,600         46,200
  *Nuclear Metals, Inc.................................       13,000        212,063
  *Numar Corp..........................................        4,100         80,463
  Numerex Corp. Class A................................        2,000          9,938
  *Nutramax Products, Inc..............................        3,300         38,569
  *Nview Corp..........................................        3,000          7,031
  *O'Charleys, Inc.....................................        4,100         57,656
  *O'Reilly Automotive, Inc............................        5,200        187,200
  O'Sullivan Corp......................................        9,400         84,600
  *O'Sullivan Industries Holdings, Inc.................        8,400        131,250
  *O.I. Corp...........................................        1,600          7,400
  *#ODS Networks, Inc..................................        8,200        132,738
  *OEC Medical Systems, Inc............................        6,600        110,550
  *OHM Corp............................................       13,500        108,000
  OM Group, Inc........................................        9,300        292,950
  *OMI Corp............................................       21,300        205,013
  *OTR Express, Inc....................................          200            800
  *Oacis Healthcare Holdings Corp......................        3,500         19,906
  *Oak Hill Sportswear Corp............................          800          1,175
  *Oak Industries, Inc.................................        9,200        227,700
  *Oak Technology, Inc.................................       10,000         94,375
  *Oceaneering International, Inc......................       11,900        202,300
  *Odetics, Inc. Class A...............................          300          3,600
  *#Odwalla, Inc.......................................        2,500         32,969
  *Offshore Logistics, Inc.............................        9,800        177,013
  Oglebay Norton Co....................................        2,200         96,800
  Oil-Dri Corp. of America.............................        4,000         61,500
  *Old America Stores, Inc.............................        1,800          7,538
  *Old Dominion Freight Lines, Inc.....................        7,200         91,800
  *Olympic Steel, Inc..................................       10,000        165,000
  *Omega Environmental, Inc............................       18,065          8,468
  Omega Financial Corp.................................        3,150        103,950
  *#Omni Multimedia Group, Inc.........................        1,500          1,688
  *On Assignment, Inc..................................        2,600         98,800
  *On Technology Corp..................................        1,700          6,056
  OnbanCorp, Inc.......................................        6,200        291,788
  *Oncogene Science, Inc...............................       12,600         80,325

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Oncor, Inc..........................................       11,800   $     47,200
  *One Price Clothing Stores, Inc......................        5,200         22,100
  Oneida, Ltd..........................................        4,900        116,988
  *Oneita Industries, Inc..............................        2,700          2,194
  *Onyx Acceptance Corp................................          200          1,575
  *Opinion Research Corp...............................        1,700          6,428
  *Opta Food Ingredients, Inc..........................        9,000         70,313
  *Opti, Inc...........................................        6,300         32,878
  Optical Coating Laboratory, Inc......................        6,900         72,450
  *Option Care, Inc....................................        5,300         32,794
  Orange & Rockland Utilities, Inc.....................        6,800        215,900
  Orange Co., Inc......................................        4,800         37,200
  *Oravax, Inc.........................................        2,300          7,188
  *Orbit International Corp............................        2,400          4,575
  *Orbital Sciences Corp...............................       16,900        279,906
  *Orcad, Inc..........................................          300          2,756
  *Oregon Metallurgical Corp...........................        8,500        218,875
  Oregon Steel Mills, Inc..............................       12,800        240,000
  *#Organogenesis, Inc.................................        8,875        166,406
  *Oriole Homes Corp. Class A Convertible..............          800          5,900
  *Oriole Homes Corp. Class B..........................        1,000          7,000
  *Oroamerica, Inc.....................................        2,500         12,188
  *Orphan Medical, Inc.................................          285          1,692
  *Ortel Corp..........................................        5,500         75,625
  *#Orthodontic Centers of America, Inc................        4,400         73,425
  *Orthologic Corp.....................................       14,800         87,875
  Oshkosh B'Gosh, Inc. Class A.........................        6,200        106,175
  Oshkosh B'Gosh, Inc. Class B.........................          600         11,775
  Oshkosh Truck Corp. Class B..........................        3,800         51,775
  *Oshman's Sporting Goods, Inc........................        2,900         13,503
  *Osmonics, Inc.......................................        7,100        116,263
  *Osteotech, Inc......................................        3,900         35,100
  *#Ostex International, Inc...........................        7,100         14,422
  Otter Tail Power Co..................................        5,600        170,800
  Outboard Marine Corp.................................       17,900        264,025
  *Outlook Group Corp..................................        1,800          8,100
  Overseas Shipholding Group, Inc......................       11,200        211,400
  Owens & Minor, Inc...................................       16,000        202,000
  Owosso Corp..........................................        3,600         27,675
  Oxford Industries, Inc...............................        4,400        106,150
  *Oxigene, Inc........................................        2,300         76,475
  *#Oxis International, Inc............................        8,400          7,219
  *P&F Industries, Inc. Class A........................        1,300          7,109
  *P-Com, Inc..........................................        8,400        269,850
  *PAM Transportation Services, Inc....................        2,500         18,594
  *PC Quote, Inc.......................................        3,600          4,725
  PCA International, Inc...............................        3,400         62,475
  *PDT, Inc............................................        6,200        175,150
  *#PHP Healthcare Corp................................        5,200         78,650
  *PICO Holdings, Inc..................................        7,909         32,625
  *PLM International, Inc..............................        5,100         28,688
  *PMR Corp............................................        2,400         43,200
  *PMT Services, Inc...................................       16,600        263,525
  *PPT Vision, Inc.....................................        2,700         21,263
  *PRI Automation, Inc.................................        7,200        276,300
  PS Group Holdings, Inc...............................        3,000         39,000
  *PSC, Inc............................................        5,600         37,100
  *PST Vans, Inc.......................................        1,300          3,819
  PXRE Corp............................................        7,820        211,140
  *Pacific Crest Capital, Inc..........................        1,060         13,250
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Pacific Scientific Co................................        6,100   $     81,588
  *Pacific Sunwear of California, Inc..................        4,000        145,500
  *Pages, Inc..........................................        1,700          3,028
  *Palatin Technologies, Inc...........................          250            363
  Palfed, Inc..........................................        2,000         32,750
  *Palm Harbor Homes, Inc..............................        3,500         97,781
  *Palmer (Arnold) Golf Co.............................        1,600          7,200
  *Palmer Wireless, Inc. Class A.......................        1,300         20,719
  *Pamida Holdings Corp................................        4,000         11,500
  Pamrapo Bancorp, Inc.................................        1,300         25,838
  *Panaco, Inc.........................................        5,000         19,844
  Pancho's Mexican Buffet, Inc.........................        5,000          8,750
  *Par Technology Corp.................................        7,500         73,125
  *Paracelsus Healthcare Corp..........................        3,300         13,613
  *Paragon Trade Brands, Inc...........................        6,100         98,363
  *Parallel Petroleum Corp.............................        8,700         39,694
  *Parcplace-Digitalk, Inc.............................        4,600          5,750
  *Paris Corp..........................................          200            375
  Park Electrochemical Corp............................        5,600        140,700
  Park National Corp...................................        1,200         75,150
  *Park-Ohio Industries, Inc...........................        6,634         85,827
  *Parker Drilling Co..................................       34,200        329,175
  *#Parkervision, Inc..................................        5,500         90,063
  Parkvale Financial Corp..............................        1,952         54,168
  *Parlux Fragrances, Inc..............................        8,100         22,275
  *Patina Oil & Gas Corp...............................        3,134         27,423
  Patrick Industries, Inc..............................        3,000         42,188
  *Patterson Dental Co.................................       10,200        349,350
  *#Patterson Energy, Inc..............................        2,370         85,024
  *Paul Harris Stores, Inc.............................        6,300        110,250
  *Paul-Son Gaming Corp................................        1,000         13,563
  *Paxar Corp..........................................       29,932        576,191
  *Paxson Communications Corp..........................       24,300        246,038
  *Payless Cashways, Inc...............................       15,900         25,838
  *Peak Technologies Group, Inc........................        4,600         82,513
  *Pediatric Services of America, Inc..................        3,500         69,344
  Peerless Manufacturing Co............................          200          2,038
  *Penederm, Inc.......................................        3,600         40,050
  Penn Engineering & Manufacturing Corp. Class A.......          600         13,688
  Penn Engineering & Manufacturing Corp. Non-voting....        7,500        148,125
  *Penn National Gaming, Inc...........................        6,700        119,344
  *#Penn Traffic Co....................................        6,300         46,463
  *Penn Treaty American Corp...........................        3,800        103,550
  Penn Virginia Corp...................................        4,100        198,338
  Penn-America Group, Inc..............................        2,850         43,106
  Pennfed Financial Services, Inc......................        2,100         50,925
  Pennsylvania Enterprises, Inc........................        4,800        118,800
  *Penske Motorsports, Inc.............................          600         19,050
  *Pentech International, Inc..........................        4,100          8,200
  Penwest, Ltd.........................................        3,200         62,000
  Peoples Bancorp......................................          200          4,450
  Peoples Bancshares, Inc. Massachusetts...............        1,000         13,000
  *Peoples Choice TV Corp..............................        6,350          8,930
  Peoples Heritage Financial Group, Inc................       10,800        356,400
  Peoples Savings Financial Corp.......................          900         30,150
  *Peoples Telephone Co., Inc..........................        8,050         27,672
  *Perceptron, Inc.....................................        3,550         99,622
  *Performance Food Group Co...........................        5,800        119,625

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Perfumania, Inc.....................................        3,900   $     14,625
  *Perini Corp.........................................        2,800         20,125
  *Periphonics Corp....................................        2,500         45,781
  *Perseptive Biosystems, Inc..........................       10,700         67,209
  *Personnel Group of America, Inc.....................       10,800        328,050
  *Petco Animal Supplies, Inc..........................        9,304        249,464
  *Petrocorp, Inc......................................        4,300         37,088
  *Petroleum Development Corp..........................        5,200         25,756
  Petroleum Heat & Power Co., Inc. Class A.............       11,500         41,688
  Petrolite Corp.......................................        4,500        270,563
  *#Pharmaceutical Marketing Services, Inc.............        6,600         65,588
  *Pharmaceutical Products Development Service Co......        3,600         69,525
  *Pharmaceutical Resources, Inc.......................       10,800         28,350
  *Pharmchem Laboratories, Inc.........................        3,300         13,509
  *Pharmos Corp........................................        6,200          9,300
  Philadelphia Suburban Corp...........................        9,500        178,125
  *Phildelphia Consolidated Holding Corp...............        2,000         68,250
  Phillips-Van Heusen Corp.............................       13,500        189,000
  Phoenix Duff & Phelps Corp...........................       22,100        165,750
  *Phoenix Gold International, Inc.....................        1,000          5,438
  *Phoenix Network, Inc................................       10,200         20,400
  *Phoenix Technologies, Ltd...........................       12,700        174,625
  *Photo Control Corp..................................        1,000          3,375
  *#Photronics, Inc....................................        5,900        262,919
  *Physician Computer Network, Inc.....................       26,500        150,719
  *Physician Corp. of America..........................       15,200        107,350
  *Physician Reliance Network, Inc.....................       10,000         87,813
  *Physician Sales & Service, Inc......................       17,900        257,313
  *Physicians Health Services, Inc. Class A............        2,800         74,200
  Piccadilly Cafeterias, Inc...........................        5,300         54,988
  *Picturetel Corp.....................................       16,800        208,950
  Piedmont Natural Gas Co..............................        9,600        234,000
  Pier 1 Imports, Inc. DE..............................       13,540        302,958
  *Piercing Pagoda, Inc................................        1,700         45,263
  *Pilgrim America Capital Corp........................        1,900         25,769
  Pilgrim Pride Corp...................................       16,600        207,500
  Pillowtex Corp.......................................        5,100        109,013
  *Pinkertons, Inc.....................................        3,300         96,938
  Pinnacle Financial Services, Inc.....................          900         23,963
  *#Pinnacle Micro, Inc................................        3,800          4,988
  *Pinnacle Systems, Inc...............................        3,700         67,294
  Pioneer Financial Services, Inc......................        4,600        129,375
  Pioneer Group, Inc...................................       12,500        311,719
  Pioneer Standard Electronics, Inc....................       21,900        266,906
  Piper Jaffray Companies, Inc.........................        9,100        178,588
  Pitt-Des Moines, Inc.................................        3,600        108,000
  *Pittencrieff Communications, Inc....................       14,400         58,950
  Pittston Co. Burlington Group........................       10,400        267,800
  Pittston Co. Minerals Group..........................        4,200         57,750
  *Plains Resources, Inc...............................        8,300        118,275
  *Planar Systems, Inc.................................        5,500         64,969
  *Plantronics, Inc....................................        3,200        140,400
  Plasti-Line, Inc.....................................          800          8,250
  *Platinum Software Corp..............................       11,600        104,763
  *Play By Play Toys and Novelties, Inc................        1,200         18,900
  *Playboy Enterprises, Inc. Class A...................        2,800         31,150
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Playboy Enterprises, Inc. Class B...................        7,800   $     91,650
  *Players International, Inc..........................       15,550         59,770
  *Playtex Products, Inc...............................       25,400        244,475
  Plenum Publishing Corp...............................        1,500         54,938
  *Plexus Corp.........................................        3,200        121,600
  Ply-Gem Industries, Inc. DE..........................       10,500        175,875
  Poe & Brown, Inc.....................................        3,400        102,638
  *Polk Audio, Inc.....................................          500          4,500
  *Pollo Tropical, Inc.................................        4,100         26,394
  *Polycom, Inc........................................        2,400          9,300
  *Polymedica Industries, Inc..........................        3,700         22,200
  *Polyphase Corp......................................        6,600         13,200
  *Pomeroy Computer Resource, Inc......................        3,250         75,563
  *Ponder Industries, Inc..............................        2,700          2,236
  *Pool Energy Services Co.............................        9,400        155,688
  Pope & Talbot, Inc...................................        6,700        110,550
  *Porta Systems Corp..................................          880          1,650
  Portec, Inc..........................................        7,610         83,234
  Portsmouth Bank Shares, Inc..........................        2,948         44,957
  *Positive Response Television, Inc. Escrow...........        1,400              0
  *Positron Corp.......................................        1,400          1,838
  *Possis Medical, Inc.................................        6,000         91,125
  Poughkeepsie Savings Bank FSB NY.....................        6,300         41,738
  *Powell Industries, Inc..............................        5,300         80,163
  *Pre-Paid Legal Services, Inc........................       10,700        216,006
  *Precision Standard, Inc.............................        3,800          4,394
  *Premenos Technology Corp............................        9,500         65,313
  *Premier Laser Systems, Inc. Class A.................          900         10,631
  *Premiere Radio Networks, Inc........................        1,800         32,625
  *Premiere Radio Networks, Inc. Class A...............          600         10,875
  Premiumwear, Inc.....................................          800          4,900
  Presidential Life Corp...............................       16,500        238,219
  *Presley Companies Class A...........................        5,600          8,400
  *Price Communications Corp...........................        4,600         35,650
  Price Enterprises, Inc...............................       10,300        190,550
  *Pride Petroleum Services, Inc.......................       11,300        250,013
  Prima Energy Corp....................................        2,400         39,300
  *Primadonna Resorts, Inc.............................       15,000        329,063
  *Primark Corp........................................          900         21,375
  Prime Bancorp, Inc...................................        1,465         33,146
  *Prime Hospitality Corp..............................       14,700        273,788
  *Prime Medical Services, Inc.........................        9,500        106,875
  Primesource Corp.....................................        2,581         18,874
  *Printronix, Inc.....................................        3,925         53,969
  *#Procept, Inc.......................................        5,000          2,969
  *Procyte Corp........................................        5,200          7,719
  Production Operators Corp............................        5,100        339,788
  *Profit Recovery Group International, Inc............        9,000        108,000
  *Programmers Paradise, Inc...........................        1,200          9,825
  Progress Financial Corp..............................        1,000          8,938
  *Progress Software Corp..............................        6,300        109,069
  Progressive Bank, Inc................................        1,500         39,188
  *Project Software & Development, Inc.................        6,800        130,900
  *Pronet, Inc.........................................        5,800         18,488
  *Protection One, Inc.................................        6,000         75,000
  *Protein Design Labs, Inc............................        7,400        232,638

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Proteon, Inc........................................        7,700   $     19,491
  *Protocol Systems, Inc...............................        5,900         44,619
  Providence & Worcester Railroad Co...................          800          9,800
  Providence Energy Corp...............................        5,300         92,750
  *Provident American Corp.............................        8,500         43,031
  Provident Bankshares Corp............................        4,410        167,304
  *Proxim, Inc.........................................        4,900        124,644
  *Proxima Corp........................................        6,300         29,925
  *Psinet, Inc.........................................        9,300         70,331
  Psychemedics Corp....................................       10,800         81,675
  Public Service Co. of North Carolina.................        9,600        181,200
  Pulaski Furniture Corp...............................        1,300         22,100
  *Pure Atria Corp.....................................        2,204         35,126
  *Pure World, Inc.....................................        3,800         12,588
  *Puretec Corp........................................       10,000         15,469
  *Q Logic Corp........................................        2,800         66,150
  *QMS, Inc............................................        6,400         20,800
  *Quad Systems Corp...................................        3,600         33,750
  Quaker Chemical Corp.................................        4,300         70,413
  *Quaker City Bancorp, Inc............................        1,400         27,125
  *Quaker Fabric Corp..................................        4,000         64,500
  Quaker State Corp....................................       18,000        272,250
  *Quality Dining, Inc.................................        8,400         48,563
  *Quality Food Centers, Inc...........................        9,300        353,400
  *Quality Semiconductor, Inc..........................        3,200         31,200
  *Quality Systems, Inc................................        2,700         20,756
  Quanex Corp..........................................        6,300        171,675
  *#Quarterdeck Office Systems, Inc....................       32,300         87,311
  Queens County Bancorp................................        4,500        186,188
  Quest Medical, Inc...................................        4,200         30,975
  *Quickresponse Services, Inc.........................        4,200        159,075
  *Quickturn Design Systems, Inc.......................        6,600         67,650
  *Quidel Corp.........................................       10,600         39,088
  *Quiksilver, Inc.....................................        3,500         94,719
  *Quipp, Inc..........................................          800         11,100
  Quixote Corp.........................................        4,300         33,594
  *R & B, Inc..........................................        4,100         30,750
  RCSB Financial, Inc..................................        7,300        299,300
  *RDM Sports Group, Inc...............................       16,900         21,125
  *RF Monolithics, Inc.................................        2,300         33,925
  RLI Corp.............................................        4,500        143,438
  *RMI Titanium Co.....................................       10,100        234,825
  *RPC, Inc............................................       22,700        309,288
  *Racotek, Inc........................................       12,300         29,981
  *Rag Shops, Inc......................................        2,300          7,475
  *Ragan (Brad), Inc...................................        3,800         89,775
  *Railtex, Inc........................................        6,600        121,275
  *Rainbow Technologies, Inc...........................        3,700         59,431
  *Ralcorp Holdings, Inc...............................       10,000        121,250
  *#Rally's Hamburgers, Inc............................       18,300         51,469
  Ramapo Financial Corp................................        4,000         23,625
  *Ramsay Health Care, Inc.............................        4,200         13,519
  *Ramtron International Corp..........................       18,300         92,072
  *Rare Hospitality International, Inc.................        5,781         90,328
  Raritan Bancorp, Inc. DE.............................          200          6,025
  Raven Industries, Inc................................        2,100         49,088
  *Rawlings Sporting Goods, Inc........................        3,800         32,775
  Raymond Corp.........................................        4,035        131,138
  Raymond James Financial, Inc.........................       15,600        429,000
  *Reading Entertainment, Inc..........................        2,000         23,125
  *Recoton Corp........................................        5,666         70,825
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Recovery Engineering, Inc...........................        1,600   $     23,100
  *#Redhook Ale Brewery, Inc...........................        2,000         14,750
  *Redwood Empire Bancorp..............................          900         11,813
  *Reeds Jewelers, Inc.................................          220          1,540
  Refac Technology Development Corp....................        7,000         47,688
  Regal Beloit Corp....................................       10,300        274,238
  *Regency Health Services, Inc........................        8,400        102,900
  *Regeneron Pharmaceuticals, Inc......................       10,500        108,938
  Regis Corp...........................................       11,270        240,192
  *Rehabcare Group, Inc................................        2,300         79,925
  *Rehabilicare, Inc...................................        1,800          6,300
  *Reliability, Inc....................................        1,600         24,200
  Reliance Steel and Aluminum Co.......................        5,200        188,500
  Reliv International, Inc.............................        4,950         33,103
  *Renal Treatment Centers, Inc........................       12,200        350,750
  *#Reno Air, Inc......................................        5,200         40,950
  *#Rent-Way, Inc......................................        1,000         12,313
  *Rentrak Corp........................................        6,600         22,378
  *Repligen Corp.......................................        6,100          7,530
  *Reptron Electronics, Inc............................        3,200         65,800
  *Republic Automotive Parts, Inc......................        1,300         20,881
  Republic Bancorp, Inc................................        7,800        101,400
  *Republic Engineered Steels, Inc.....................        7,800         11,213
  Republic Group, Inc..................................        5,830         96,195
  Republic Security Financial Corp.....................        3,900         30,713
  *Res-Care, Inc.......................................        4,800         93,900
  *Resound Corp........................................        9,700         47,288
  Resource America, Inc................................        1,800         39,150
  Resource Bancshares Mortgage Group, Inc..............       13,986        210,664
  *Respironics, Inc....................................        9,900        199,238
  *#Response Oncology, Inc.............................        4,800         33,600
  *Retirement Care Association, Inc....................        6,700         67,838
  *Retix, Inc..........................................       12,400         67,038
  *Rex Stores Corp.....................................        5,000         51,250
  *Rexel, Inc..........................................       12,800        233,600
  Rexene Corp..........................................        7,400        110,075
  *Rexhall Industries, Inc.............................        1,102          6,405
  *Rexworks, Inc.......................................        1,000          3,625
  *Ribi Immunochem Research, Inc.......................       16,400         70,725
  *Riddell Sports, Inc.................................        4,055         19,008
  *#Ride, Inc..........................................        5,400         18,900
  Riggs National Corp..................................       15,200        279,300
  *Right Management Consultants, Inc...................        3,300         34,444
  *Right Start, Inc....................................        5,200         16,250
  *Rightchoice Managed Care, Inc. Class A..............        1,400         16,450
  *Rimage Corp.........................................        2,000          5,875
  *Ringer Corp.........................................        6,500          9,445
  *Rio Hotel & Casino, Inc.............................       10,600        155,025
  Riser Foods, Inc. Class A............................        4,400        183,425
  Rival Co.............................................        4,900         68,906
  *River Oaks Furniture, Inc...........................        2,400          4,725
  Riverside Group, Inc.................................        1,000          2,188
  Rivianna Foods, Inc..................................        7,900        153,556
  *Riviera Holdings Corporation........................        2,500         33,594
  Roanoke Electric Steel Corp..........................        3,800         62,225
  Robbins & Myers, Inc.................................        6,800        232,900
  *Roberds, Inc........................................        2,500         13,438
  *Roberts Pharmaceutical Corp.........................       11,100        137,363

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Robertson-Ceco Corp.................................        8,018   $     65,647
  Robinson Nugent, Inc.................................        1,900         10,925
  *Robotic Vision Systems, Inc.........................        9,500        109,844
  *Rochester Medical Corp..............................        2,100         27,563
  *Rock Bottom Restaurants, Inc........................        4,000         43,000
  Rock-Tenn Co. Class A................................       19,600        296,450
  *Rocky Mountain Chocolate Factory....................        1,500          6,375
  *Rocky Shoes & Boots, Inc............................        2,000         26,750
  *Rodman & Renshaw Capital Group, Inc.................        1,300            650
  *Rogers Corp.........................................       10,000        330,000
  *Rohr, Inc...........................................       12,600        266,175
  Rollins Truck Leasing Corp...........................       21,400        294,250
  Roper Industries, Inc................................       10,800        530,550
  *Ross Systems, Inc...................................        9,300         34,003
  *Rotech Medical Corp.................................       12,700        216,694
  Rotonics Manufacturing, Inc..........................        2,500          3,594
  *Rottlund, Inc.......................................        2,300         10,638
  Rouge Steel Co. Class A..............................       11,500        169,625
  Rowe Furniture Corp..................................       12,200         96,075
  *Royal Appliance Manufacturing Co....................       12,000         85,500
  Royal Bancshares of Pennsylvania Class A.............        2,548         33,920
  *Royal Grip, Inc.....................................        1,100          4,056
  *Ruby Tuesday, Inc...................................        8,000        172,000
  Ruddick Corp.........................................       18,600        281,325
  *Rural/Metro Corp....................................        5,700        182,400
  Russ Berrie & Co., Inc...............................       11,900        246,925
  Ryan Beck & Co.......................................          210            945
  *Ryans Family Steak Houses, Inc......................       25,500        232,688
  Rykoff-Sexton, Inc...................................       18,100        346,163
  Ryland Group, Inc....................................       11,600        150,800
  *S&K Famous Brands, Inc..............................        2,500         26,094
  S&T Bancorp, Inc.....................................        4,900        175,175
  *S3, Inc.............................................       12,000        146,250
  *SABA Petroleum Co...................................        4,600         71,300
  *SBE, Inc............................................          900          6,413
  *SBS Technologies, Inc...............................        3,500         64,313
  SC Bancorp...........................................        2,000         25,375
  *SDL, Inc............................................        8,100        163,013
  SEI Investments Co...................................        9,200        206,425
  SEMCO Energy, Inc....................................        5,721         99,402
  *SFX Broadcasting, Inc. Class A......................        3,200        103,200
  SI Handling, Inc.....................................        1,050         19,622
  *SIS Bancorp, Inc....................................        1,200         33,975
  SJNB Financial Corp..................................        1,300         31,281
  SJW Corp.............................................        1,600         86,000
  SL Industries, Inc...................................        9,200         78,200
  *SLH Corp............................................          875         48,344
  *SMC Corp............................................        3,300         27,638
  *SMT Health Services, Inc............................        1,677         18,028
  *SOS Staffing Services, Inc..........................        1,200         16,050
  *SPS Technologies, Inc...............................        3,000        220,500
  *SPS Transaction Service, Inc........................       13,600        261,800
  *SPSS, Inc...........................................        3,700        117,475
  SPX Corp.............................................        7,300        435,263
  *SSE Telecom, Inc....................................        3,500         24,063
  *STB Systems, Inc....................................        2,300         73,888
  *STM Wireless, Inc. Class A..........................        2,900         22,113
  *Safeguard Health Enterprises, Inc...................        4,400         51,700
  *Safeskin Corp.......................................       12,700        322,263
  *Safety 1st, Inc.....................................        4,400         28,875
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Safety Components International, Inc................        2,600   $     26,000
  *Saga Communications, Inc. Class A...................        3,476         63,872
  *Saint Jude Medical, Inc.............................        4,950        167,681
  *Salant Corp. DE.....................................        6,500         22,750
  Salient 3 Communications, Inc. Class A...............        2,400         30,150
  *Salton/Maxim Housewares, Inc........................        6,100         46,894
  *San Filippo (John B.) & Son, Inc....................        5,000         30,625
  *San Francisco Co. Class A...........................          400            140
  Sanderson Farms, Inc.................................        7,200        107,550
  *Sands Regent Casino Hotel...........................        2,000          4,375
  Sandwich Co-Operative Bank MA........................          900         27,563
  *Sangstat Medical Corp...............................        6,600        163,763
  *Santa Cruz Operation, Inc...........................       18,700         82,397
  *Santa Fe Gaming Corp................................        2,400          1,950
  Santa Monica Bank CA.................................        3,500         63,875
  *Satcon Technology Corp..............................        4,000         38,750
  Savannah Foods & Industries, Inc.....................       13,100        204,688
  Sbarro, Inc..........................................       10,200        298,350
  *Scan-Optics, Inc....................................       14,900         76,363
  *ScanSource, Inc.....................................        1,600         23,100
  Schawk, Inc. Class A.................................        6,200         53,475
  *Schieb (Earl), Inc..................................        1,700         11,475
  *Scholastic Corp.....................................        4,600        135,413
  *Schuler Homes, Inc..................................       10,100         57,444
  Schult Homes Corp....................................        1,320         22,935
  Schultz Sav-O Stores, Inc............................        1,700         29,325
  *Sciclone Pharmaceuticals, Inc.......................        8,800         60,363
  *Scientific Games Holdings Corp......................        8,600        210,700
  Scientific Technologies, Inc.........................        4,100         33,313
  *Scios-Nova, Inc.....................................       17,987        113,543
  Scope Industries, Inc................................        3,500        182,000
  *#Score Board, Inc...................................        3,400          3,613
  Scotsman Industries, Inc.............................        4,900        130,463
  *Scott's Liquid Gold, Inc............................        4,000         10,000
  *Scotts Co. Class A..................................        9,600        280,800
  Seacoast Banking Corp. Class A.......................        1,500         39,750
  Seafield Capital Corp................................        3,500        114,625
  Sealright Co., Inc...................................        5,400         63,788
  *Seattle Filmworks, Inc..............................        8,100         95,175
  Seaway Food Town, Inc................................          400          9,100
  *Secom General Corp..................................          700          1,925
  Second Bancorp, Inc..................................          600         12,900
  Security Capital Corp................................          600         55,125
  Security Connecticut Corp............................        4,300        209,088
  *Security First Corp.................................          200          4,325
  *Seda Specialty Packaging Corp.......................        2,000         39,250
  *Seeq Technology, Inc. DE............................       16,600         40,722
  *Segue Software, Inc.................................        3,500         35,219
  *Seitel, Inc.........................................        5,000        185,625
  Selas Corp. of America...............................        1,300         21,125
  Selective Insurance Group, Inc.......................        7,300        324,394
  *Semiconductor Packaging Materials Co., Inc..........        3,000         28,688
  *Semitool, Inc.......................................        6,400         79,600
  *Semtech Corp........................................        3,000         94,500
  *Seneca Foods Corp. Class A..........................          200          3,563
  *Seneca Foods Corp. Class B..........................        1,100         19,525
  *Sentry Technology Corp..............................        1,829          5,487
  *Sepracor, Inc.......................................       12,800        312,800
  *Sequa Corp. Class A.................................        2,600        126,750

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Sequa Corp. Class B.................................        1,700   $     93,500
  *Sequana Therapeutics, Inc...........................        8,000         96,000
  *Sequent Computer Systems, Inc.......................       16,800        282,450
  *Sequus Pharmaceuticals, Inc.........................       24,100        169,453
  *Seragen, Inc........................................        8,300         12,191
  *Serv-Tech, Inc......................................        2,600         14,300
  *Service Merchandise Co., Inc........................       49,800        161,850
  *Servico, Inc........................................        8,400        124,950
  *Servotronics, Inc...................................          900          4,781
  Sevenson Environmental Services, Inc.................        1,300         23,725
  *Shaman Pharmaceuticals..............................        6,900         39,675
  *Shared Technologies Fairchild, Inc..................        7,600         39,425
  *Sharper Image Corp..................................        5,900         21,388
  *Shaw Group, Inc.....................................        5,800        100,775
  *Sheffield Medical Technologies, Inc.................        5,400         14,850
  Shelby Williams Industries, Inc......................        4,400         57,200
  *Sheldahl, Inc.......................................        6,900        147,488
  Shelter Components, Inc..............................        3,800         46,075
  *Sheridan Healthcare, Inc............................          400          3,475
  *Sherwood Group, Inc.................................        6,500         80,438
  *Shiloh Industries, Inc..............................        6,500        108,875
  *#Shiva Corp.........................................       19,300        247,281
  *Shoe Carnival, Inc..................................        5,800         44,588
  *Sholodge, Inc.......................................        3,600         49,050
  *Shoney's, Inc.......................................       24,200        136,125
  Shopko Stores, Inc...................................       19,400        458,325
  Shoreline Financial Corp.............................        1,764         48,069
  *Shorewood Packaging Corp............................        9,200        188,025
  *Show Biz Pizza Time, Inc............................        7,200        162,900
  Showboat, Inc........................................        8,800        173,800
  *Showscan Entertainment, Inc.........................        2,800          6,650
  *Shuffle Master, Inc.................................        5,600         47,950
  *Sierra Health Services, Inc.........................        8,900        277,013
  *Sierra Semiconductor Corp...........................       14,300        344,094
  Sierrawest Bancorp...................................        1,400         29,138
  Sifco Industries, Inc................................        7,000        101,500
  Sigcorp, Inc.........................................       11,850        299,213
  *Sight Resource Corp.................................        4,000         15,750
  *Sigma Circuits, Inc.................................        1,500          6,188
  *Sigma Designs, Inc..................................        5,200         28,925
  *Sigmatron International, Inc........................        1,400         21,788
  *#Signal Apparel Co., Inc. Class A...................        6,200          7,750
  *Signal Technology Corp..............................        2,700         19,913
  *Signature Brands USA, Inc...........................        6,100         22,303
  *Silicon Storage Technology, Inc.....................        3,500         12,688
  *Silicon Valley Bancshares...........................        4,700        183,888
  *Silicon Valley Group, Inc...........................       13,000        310,375
  *Siliconix, Inc......................................        4,000         97,250
  *#Silverado Foods, Inc...............................        2,400          2,850
  Simmons First National Corp. Class A.................        1,650         45,375
  Simpson Industries, Inc..............................        9,450         96,272
  *#Simula, Inc........................................        4,950         88,481
  *Sinclair Broadcast Group, Inc. Class A..............        1,300         32,500
  *Sinter Metals, Inc. Class A.........................        2,000         73,750
  *Sirena Apparel Group, Inc...........................        2,100          7,481
  *Sizzler International, Inc..........................       11,500         27,313
  Skaneateles Bancorp, Inc.............................          600         11,325
  Skyline Corp.........................................        5,100        125,588
  Skywest, Inc.........................................        5,000         74,688
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Sloan Supermarket, Inc..............................        1,200   $      2,775
  Smart & Final Food, Inc..............................       10,200        218,025
  Smith (A.O.) Corp....................................        8,500        312,375
  Smith (A.O.) Corp. Convertible Class A...............        2,400         88,050
  *Smithfield Foods, Inc...............................        9,000        492,188
  *Smiths Food & Drug Centers, Inc. Class B............        6,000        283,500
  Smucker (J.M.) Co. Class A...........................        7,200        139,500
  Smucker (J.M.) Co. Class B...........................       13,000        242,125
  Snyder Oil Corp......................................       15,600        284,700
  *Sodak Gaming, Inc...................................       11,400        166,013
  *Softech, Inc........................................        1,600          5,350
  *Softnet Systems, Inc................................        3,236         20,630
  *#Software Spectrum, Inc.............................        1,900         26,363
  *Somatix Therapies Corp..............................       11,600         25,013
  *#Somatogen, Inc.....................................       10,400         56,225
  Somerset Group, Inc..................................          312          4,563
  *Sonic Corp..........................................        6,600        114,675
  *Sonic Solutions.....................................        3,300         19,800
  *Sound Advice, Inc...................................        1,422          2,222
  South Jersey Industries, Inc.........................        5,348        119,662
  Southdown, Inc.......................................        8,600        347,225
  Southern California Water Co.........................        3,000         69,750
  *Southern Electronics Corp...........................        3,550         36,388
  *Southern Energy Homes, Inc..........................        7,175         78,925
  *Southern Union Co...................................        6,785        160,296
  *Southwall Technologies, Inc.........................        3,200         22,000
  Southwest Bancorp, Inc...............................        1,500         32,813
  Southwest Bancshares, Inc. DE........................        1,350         26,494
  Southwest Gas Corp...................................       13,300        227,763
  Southwest National Corp..............................          200          8,625
  Southwest Securities Group, Inc......................        4,400         70,950
  Southwest Water Co...................................        2,080         26,780
  Southwestern Energy Co...............................       12,400        164,300
  Sovereign Bancorp, Inc...............................       28,076        370,252
  *Spacehab, Inc.......................................        1,000          6,813
  *Spacelabs Medical, Inc..............................        5,000        111,875
  *Spaghetti Warehouse, Inc............................        2,800         14,175
  Span-American Medical System, Inc....................        1,700          8,713
  Spartan Motors, Inc..................................        6,200         46,500
  Spartech Corp........................................       13,200        166,650
  *Sparton Corp........................................        5,100         44,625
  *Special Devices, Inc................................        3,800         69,113
  *Specialty Chemical Resources, Inc...................        1,500          3,000
  *Specialty Equipment Co., Inc........................        8,700        118,538
  *Specialty Teleconstructors, Inc.....................        1,000         10,813
  *Spectran Corp.......................................        2,400         44,400
  *Spectranetics Corp..................................       11,702         28,158
  *Spectrian Corp......................................        4,100         90,713
  *Spectrum Control, Inc...............................        5,400         20,925
  *Spectrum Holobyte, Inc..............................       13,500         84,375
  *Speedfam International, Inc.........................        6,300        229,556
  *Speizman Industries, Inc............................        1,200          6,450
  *Spelling Entertainment Group, Inc...................       12,000         81,000
  *Spice Entertainment Companies, Inc..................        6,500         17,063
  *Spine-Tech, Inc.....................................        2,500         86,719
  *Spire Corp..........................................        3,200         16,000
  *Sport Chalet, Inc...................................        1,400          3,938
  *Sport Supply Group, Inc.............................        4,200         27,300
  *Sport-Haley, Inc....................................        2,200         41,525

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *#Sportmart, Inc.....................................        2,100   $      5,644
  *Sportmart, Inc. Class A.............................        2,000          4,344
  *Sports Authority, Inc...............................       15,700        282,600
  *Sports Club Co., Inc................................        5,700         28,500
  *Springs Industries, Inc. Class A....................        3,200        162,000
  *#Spyglass, Inc......................................        2,000         18,750
  St. Francis Capital Corp.............................        2,900         87,000
  St. Joseph Light & Power Co..........................       54,400        870,400
  St. Mary Land & Exploration Co.......................        4,400        139,700
  St. Paul Bancorp, Inc................................       11,025        347,288
  *Staar Surgical Co...................................        6,500         85,719
  *#Stac, Inc..........................................       15,300         65,025
  *Staff Builders, Inc. Class A........................       13,300         26,600
  *Stage II Apparel Corp...............................        1,700          3,081
  *Standard Commercial Corp............................        4,730         79,816
  *Standard Management Corp............................        2,100         12,075
  *Standard Microsystems Corp..........................        6,900         61,238
  Standard Motor Products, Inc. Class A................        6,600         90,750
  Standard Pacific Corp. DE............................       15,000        153,750
  Standard Products Co.................................        8,400        208,950
  Standex International Corp...........................        6,700        182,575
  *Stanford Telecommunications, Inc....................       13,800        225,975
  Stanhome, Inc........................................        8,900        279,238
  *Stanley Furniture, Inc..............................        1,800         31,725
  *Star Multi Care Services, Inc.......................        1,885          8,365
  *Starcraft Corp......................................        1,300          3,656
  Starret Corp.........................................        3,300         33,000
  Starrett (L.S.) Co. Class A..........................        3,500        104,125
  *Starter Corp........................................       13,900         62,550
  State Auto Financial Corp............................        7,500        144,375
  State Financial Services Corp. Class A...............        1,560         32,955
  *State of the Art, Inc...............................        5,600         63,350
  *Station Casinos, Inc................................       17,700        157,088
  *Steck-Vaughn Publishing Corp........................        1,700         22,844
  *Steel of West Virginia, Inc.........................        4,400         42,900
  Steel Technologies, Inc..............................        6,000         62,625
  *Stein Mart, Inc.....................................       11,400        343,425
  Stepan Co............................................        4,000         78,500
  Stephan Co...........................................        1,600         14,800
  Sterling Bancorp.....................................        3,700         69,375
  Sterling Bancshares..................................        4,725         72,647
  *Sterling Electronics Corp...........................        2,600         31,200
  *Sterling Financial Corp. WA.........................        2,720         49,640
  *Sterling House Corp.................................        1,900         29,213
  *Stevens International, Inc. Class A.................        4,000          5,000
  Stewart Information Services Corp....................        2,700         52,819
  Stifel Financial Corp................................        2,364         18,617
  *Stillwater Mining Co................................        5,000        115,938
  *Stimsonite Corp.....................................        5,900         34,478
  *Stokely USA, Inc....................................        4,400          4,744
  Stone & Webster, Inc.................................        6,400        274,400
  *Stone Energy Corp...................................        7,300        204,400
  *Storage Computer Corp...............................        2,100         28,613
  *Strategic Diagnostics, Inc..........................        1,000          1,500
  *Strategic Distribution, Inc.........................       26,792        105,494
  *Stratus Computer, Inc...............................        5,000        228,750
  Strawbridge & Clothier Class A.......................        4,200         70,088
  Stride Rite Corp.....................................       24,500        373,625
  *Strouds, Inc........................................        7,200         14,400
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Structural Dynamics Research Corp...................        2,400   $     58,500
  *Struthers Industries, Inc...........................        1,997            936
  *Stuart Entertainment, Inc...........................        2,700          8,269
  Student Loan Corp....................................        5,600        214,200
  Sturm Ruger & Co., Inc...............................       13,500        254,813
  *#Submicron Systems Corp.............................        8,400         21,525
  *Substance Abuse Technologies, Inc...................       17,700         23,231
  *Successories, Inc...................................        2,600         15,600
  Suffolk Bancorp......................................        2,000         49,250
  *Sugen, Inc..........................................        8,500        105,719
  *Sulcus Computer Corp................................        6,285         10,999
  Sullivan Dental Products, Inc........................        4,800         74,700
  Sumitomo Bank of California..........................        8,200        230,625
  *Summa Four, Inc.....................................        3,000         23,250
  Summit Bancshares, Inc...............................        1,000         25,750
  *Summit Care Corp....................................        3,400         41,225
  *Summit Technology, Inc..............................       12,300         94,556
  *Summitt Medical Systems, Inc........................        7,700         20,694
  *Sun Coast Industries, Inc...........................        3,200         10,800
  *Sun Healthcare Group, Inc...........................       17,100        286,425
  Sun Television and Appliances, Inc...................       10,400         21,450
  *Sunair Electronics, Inc.............................        3,000          5,625
  *Sunbelt Nursery Group, Inc..........................        2,600          2,763
  *Sundance Homes, Inc.................................        3,000          6,750
  *Sunglass Hut International, Inc.....................       27,100        184,619
  *Sunrise Medical, Inc................................        9,400        121,025
  *Sunrise Resources, Inc..............................        2,800         10,150
  *Superconductor Technologies, Inc....................        3,000         10,500
  *#Superior Energy Services, Inc......................        7,000         34,563
  Superior Surgical Manufacturing Co., Inc.............        9,900        113,850
  *Supertex, Inc.......................................       26,500        395,844
  *Suprema Specialties, Inc............................        3,400         13,069
  *Supreme Industries, Inc.............................        3,675         26,184
  *Supreme International Corp..........................        2,200         35,475
  *Surety Capital Corp.................................        2,900         14,681
  *Surgical Laser Technologies, Inc....................        3,800          4,631
  Susquehanna Bancshares, Inc..........................        6,575        255,603
  *Swift Energy Corp...................................        7,500        200,625
  *Swift Transportation, Inc...........................        9,500        306,375
  *Swing-n-Slide Corp..................................        1,936          7,684
  *#Swisher International, Inc.........................          700          5,950
  *Swiss Army Brands, Inc..............................        4,100         48,944
  *Sybron Chemicals, Inc...............................        1,100         19,525
  *Sylvan Learning Systems, Inc........................        2,250         81,141
  *Sylvan, Inc.........................................        5,700         61,988
  *Symantec Corp.......................................       20,800        397,800
  *Symetrics Industries, Inc...........................          800          7,000
  *Symix Systems, Inc..................................        2,800         25,025
  *Symmetricom, Inc....................................       13,300        210,306
  *Syms Corp...........................................        9,900         96,525
  Synalloy Corp. DE....................................       11,500        184,000
  *Synaptic Pharmaceutical Corp........................          900         11,869
  *Synbiotics Corp.....................................        3,700         14,684
  *Syncor International Corp. DE.......................        5,500         50,875
  *Synetic, Inc........................................        6,600        256,575
  *Syntellect, Inc.....................................        6,000         19,688
  *#Syquest Technology, Inc............................        7,900         15,677
  *System Software Associates, Inc.....................       21,300        196,359
  *Systems & Computer Technology Corp..................       13,900        333,600

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Systemsoft Corp.....................................       11,200   $    133,000
  *T Cell Sciences, Inc................................        9,900         15,159
  *T-HQ, Inc...........................................          200          1,619
  *T-Netix, Inc........................................        3,200         31,000
  *TBC Corp............................................       11,950         91,119
  TCBY Enterprises, Inc................................       12,400         74,400
  *TCC Industries, Inc.................................        1,100          2,475
  *TCI International, Inc..............................        1,200          7,650
  *TCSI Corp...........................................       11,500         74,031
  *TESSCO Technologies, Inc............................        1,700         35,913
  *TFC Enterprises, Inc................................        4,500          7,313
  *TII Industries, Inc.................................        2,960         16,280
  TJ International, Inc................................        8,200        190,138
  *TMBR/Sharp Drilling, Inc............................        1,300         14,625
  TNP Enterprises, Inc.................................        6,500        143,000
  TR Financial Corp....................................        8,800        179,300
  *TRC Companies, Inc..................................        2,600          9,425
  *TRM Copy Centers Corp...............................        4,000         42,500
  *TRO Learning, Inc...................................        2,400         24,300
  *TSF Communications Corp.............................        2,400         63,450
  TSI, Inc. MN.........................................        6,600         59,400
  *#TSR, Inc...........................................        1,200         29,550
  Tab Products Co. DE..................................        2,100         19,819
  *Taco Cabana, Inc....................................        7,900         39,994
  *Talley Industries, Inc..............................        7,400         62,900
  *Tandy Brand Accessories, Inc........................        2,700         24,638
  *Tandy Crafts, Inc...................................        6,300         30,713
  *Tanknology Environmental, Inc.......................        5,600          9,450
  *Targeted Genetics Corp..............................       10,100         31,563
  Tasty Baking Co......................................        3,100         49,988
  *Team, Inc...........................................        2,800          5,250
  *Tech-Sym Corp.......................................        2,400         76,500
  Tech/Ops Sevcon, Inc.................................        1,300         14,950
  *Techne Corp.........................................        4,700        130,719
  *Technical Communications Corp.......................          400          3,550
  Technitrol, Inc......................................        6,200        155,000
  *Technol Medical Products, Inc.......................       10,000        191,250
  Technology Research Corp.............................        2,100          8,138
  *Technology Solutions Corp...........................        7,800        284,700
  Tejon Ranch Co.......................................        9,100        154,700
  *Tekelec.............................................        5,200        181,350
  *Tel-Save Holdings, Inc..............................        5,500         84,563
  *Telco Systems, Inc..................................        5,300         54,988
  *Telcom Semiconductor, Inc...........................        1,100          5,638
  *#Telemundo Group, Inc. Class A......................        3,200         79,600
  *Teltrend, Inc.......................................        1,600         26,600
  *Telular Corp........................................        3,900         14,016
  Telxon Corp..........................................        8,100        149,850
  *Temtex Industries, Inc..............................        1,400          3,763
  Tennant Co...........................................        4,000        121,500
  *Terex Corp..........................................        6,100         96,075
  *Tesoro Petroleum Corp...............................       14,200        186,375
  *Tetra Tech, Inc.....................................        5,312        103,916
  *Tetra Technologies, Inc.............................        6,400        155,600
  *#Texas Biotechnology Corp...........................       12,700         68,263
  Texas Industries, Inc................................       11,200        268,800
  *Texas Meridian Resources Corp.......................        7,200         90,000
  *Texas Micro, Inc....................................        6,100         20,778
  Texas Regional Banchshares, Inc. Class A.............        2,500         79,375
  *Texfi Industries, Inc...............................        3,700         13,875
  *Thackeray Corp......................................        3,600          9,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Theragenics Corp....................................       10,400   $    229,450
  *Theratech, Inc. UT..................................       10,150        112,919
  *Thermedics, Inc.....................................        5,200         87,100
  *#Thermo Ecotek Corp.................................        9,500        152,000
  *Thermo Fibertek, Inc................................        9,800        107,188
  *Thermo Power Corp...................................        6,200         37,200
  Thermo Remediation, Inc..............................        6,400         44,800
  *#Thermo Terratech, Inc..............................       12,000        131,250
  *Thermo Voltek Corp..................................        4,800         41,400
  *#Thermolase Corp....................................       20,300        300,694
  *Thermotrex Corp.....................................        9,600        277,200
  *Thermwood Corp......................................        1,000          1,625
  *Thomas Group, Inc...................................        2,800         31,850
  Thomas Industries, Inc...............................        5,300        149,063
  Thomaston Mills, Inc.................................        1,900         20,663
  *Thompson PBE, Inc...................................        4,800         22,200
  Thor Industries, Inc.................................        4,300        102,663
  *Thorn Apple Valley, Inc.............................        3,900         69,225
  *Three-Five Systems, Inc.............................        3,100         46,113
  *Timberland Co. Class A..............................        4,200        246,225
  Timberline Software Corp.............................        2,200         16,913
  *Tipperary Corp......................................        6,500         28,844
  *Titan Corp..........................................        8,100         33,413
  Titan Holdings, Inc..................................        7,350        141,488
  Titan International, Inc.............................        8,800        134,200
  Toastmaster, Inc.....................................        3,000         10,500
  *#Today's Man, Inc...................................        4,300         13,169
  *Todd Shipyards Corp.................................        5,000         21,875
  Todd-AO Corp. Class A................................          220          1,898
  *Toddhunter International, Inc.......................        3,600         26,325
  *Tokheim Corp........................................        3,300         32,588
  *Toll Brothers, Inc..................................       16,700        304,775
  Tompkins County Trustco, Inc.........................          220          7,150
  *Top Source Technologies, Inc........................       14,200         25,738
  *Topps, Inc..........................................       24,100         91,128
  *#Tops Appliance City, Inc...........................        2,900          3,127
  *Toreador Royalty Corp...............................        1,500          4,500
  Toro Co..............................................        6,000        225,000
  *Total-Telephone USA Communications, Inc.............        1,500         27,563
  *Touchstone Software Corp............................        3,100          6,878
  Tower Air, Inc.......................................        7,400         23,588
  *Tower Automotive, Inc...............................        7,100        281,338
  *Toy Biz, Inc. Class A...............................       10,200         90,525
  *Tracor, Inc.........................................       12,300        310,575
  *Tractor Supply Co...................................        7,000        142,625
  *Trak Auto Corp......................................        3,300         41,869
  Trans Financial, Inc.................................        5,100        126,225
  *#Trans World Airlines, Inc..........................       24,000        205,500
  *Trans World Entertainment Corp......................        4,400         66,275
  *Transact Technologies, Inc..........................        1,507         18,272
  *Transaction Network Services, Inc...................       10,600        159,000
  *Transcend Services, Inc.............................        9,700         37,588
  *Transitional Hospitals Corp.........................       22,200        352,425
  *Transmation, Inc....................................        1,000         13,250
  Transmedia Network, Inc..............................        5,100         17,213
  *TransNet Corp.......................................        2,000          5,313
  Transport Leasing International, Inc.................        1,500         11,531
  Transtechnology Corp.................................        2,800         56,000
  *Transwitch Corp.....................................        6,000         37,875
  *Transworld Healthcare, Inc..........................        5,000         48,750
  *Travel Ports of America, Inc........................        2,332          6,122

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Treadco, Inc.........................................        1,900   $     18,525
  Tredegar Industries, Inc.............................        5,500        300,438
  *Tremont Corp. DE....................................        2,900        118,900
  *Trend-Lines, Inc. Class A...........................        2,400         17,175
  Trenwick Group, Inc..................................        3,900        131,869
  *Trescom International, Inc..........................        2,000         14,250
  *Tri-Lite, Inc.......................................           29              1
  *Triad Guaranty, Inc.................................        2,600         89,050
  Triangle Bancorp, Inc................................        5,200         99,775
  *Triangle Pacific Corp...............................        7,300        216,719
  *Triarc Companies, Inc. Class A......................        9,600        219,600
  *Trico Bancshares....................................          500         11,813
  *Tricord Systems, Inc................................        5,300          3,727
  *Trident Microsystems, Inc...........................        6,300         90,169
  *Tridex Corp.........................................        1,500          5,156
  *#Trikon Technologies, Inc...........................        1,000          8,438
  *Trimark Holdings, Inc...............................        1,700          6,694
  *Trimble Navigation, Ltd.............................       11,000        167,750
  *Trimedyne, Inc......................................        5,400         16,875
  *Trinitec Systems, Inc. Class A......................        2,900         15,950
  Trion, Inc...........................................        2,800         12,775
  *Triple S Plastics, Inc..............................          700          5,206
  *Tripos, Inc.........................................        1,100         17,325
  *Triquint Semiconductor, Inc.........................        4,100        162,463
  *Trism, Inc..........................................        1,100          3,231
  *Tristar Corp........................................        1,000          9,500
  True North Communications, Inc.......................       11,900        236,513
  *Truevision, Inc.....................................        6,300         12,600
  *Trump Hotels & Casino Resorts, Inc..................        7,500         73,125
  Trust Co. of New Jersey..............................        9,300        170,306
  Trustco Bank Corp. NY................................       11,941        247,776
  *Tseng Laboratories, Inc.............................        9,500         35,625
  *Tuboscope Vetco International, Inc..................       20,800        335,400
  *Tucson Electric Power Co............................       16,080        237,180
  *Tuesday Morning Corp................................        3,100         83,700
  *Tultex Corp.........................................       14,700         93,713
  *Turner Corp.........................................        2,600         40,300
  Tuscarora, Inc.......................................        4,700         71,381
  Twin Disc, Inc.......................................        1,000         24,000
  *Tyler Corp..........................................       10,900         20,438
  U.S. Bancorp, Inc....................................        2,000         95,250
  *U.S. Bioscience, Inc................................       11,400        119,700
  *U.S. Diagnostic, Inc................................       13,200         99,825
  U.S. Freightways Corp................................       11,300        272,613
  *UFP Technologies, Inc...............................        2,300          9,919
  *UNC, Inc............................................        9,200        133,400
  UNR Industries, Inc..................................       26,200        160,475
  *URS Corp............................................        4,300         47,300
  *US Can Corp.........................................       10,500        170,625
  *US Servis, Inc......................................        2,500          6,016
  US Trust Corp........................................        7,600        356,250
  *US Xpress Enterprises, Inc. Class A.................        2,700         46,406
  *USA Truck, Inc......................................        1,900         18,763
  *USCI, Inc...........................................        4,500         16,594
  *USData Corp.........................................        3,450         16,172
  *USMX, Inc...........................................        5,900          5,900
  UST Corp.............................................       15,340        324,058
  USX-Delhi Group......................................        8,000        109,000
  *UTI Energy Corp.....................................        1,000         37,375
  *Ultimate Electronics, Inc...........................        2,700          8,100
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Ultra Pacific, Inc..................................        1,700   $     12,538
  *Ultradata Corp......................................        1,000          3,063
  *Ultradata Systems, Inc..............................        1,000          6,188
  *Ultrak, Inc.........................................        7,900        101,219
  *#Ultralife Batteries, Inc...........................        3,100         37,975
  *Ultratech Stepper, Inc..............................       10,100        205,156
  *#Unapix Entertainment, Inc..........................        2,100          9,188
  Uni-Marts, Inc.......................................        4,500         23,063
  Unico American Corp..................................        2,300         24,438
  *UniComp, Inc........................................        2,800         24,500
  Unifirst Corp........................................       10,300        202,138
  *Uniflex, Inc........................................        1,700         11,794
  Uniforce Temporary Personnel, Inc....................        1,100         18,219
  *#Unigene Laboratories, Inc..........................       13,900         47,130
  *Unimark Group, Inc..................................        3,800         25,175
  *Unimed Pharmaceuticals, Inc.........................        3,900         21,450
  *Union Acceptance Corp. Class A......................        1,600         14,100
  *Union Corp. DE......................................        3,900         88,238
  *Uniphase Corp.......................................        6,000        313,500
  *Unique Mobility, Inc................................        5,900         28,763
  *Uniroyal Technology Corp............................        5,900         17,884
  *Unison Software, Inc................................        2,700         20,419
  *Unit Corp...........................................       12,100        130,075
  *Unit Instruments, Inc...............................        1,700         15,725
  *United American Healthcare Corp.,...................        4,000         25,000
  United Bankshares, Inc. WV...........................        7,400        277,500
  United Carolina Bancshares Corp......................        9,450        421,706
  United Cities Gas Co.................................        5,200        117,650
  *United Dental Care, Inc.............................        1,500         25,313
  United Financial Corp. MN............................          400          7,750
  United Fire Casualty Co..............................        3,200        116,400
  *United Foods, Inc. Class A..........................        1,000          2,063
  United Guardian, Inc.................................        1,900          5,938
  United Illuminating Co...............................        7,100        203,238
  United Industrial Corp...............................        7,800         64,350
  United National Bancorp..............................        1,172         45,855
  *United Retail Group, Inc............................        5,500         16,156
  *United States Energy Corp...........................        5,600         51,450
  *United States Home Corp.............................        5,700        150,338
  *United States Long Distance Corp....................        7,100        110,494
  *United Stationers, Inc..............................          222          4,829
  *United Video Satellite Group, Inc. Class A..........        8,700        144,638
  United Water Resources, Inc..........................       17,100        307,800
  United Wisconsin Services, Inc.......................        8,100        288,563
  *Unitel Video, Inc...................................          700          4,200
  Unitil Corp..........................................        1,400         28,000
  Unitog Co............................................        4,800        111,600
  *Unitrode Corp.......................................        5,800        287,825
  *Universal Electronics, Inc..........................        2,700         15,019
  Universal Forest Products, Inc.......................       14,000        191,625
  *Universal Hospital Services, Inc....................        2,100         30,975
  *Universal International, Inc........................        2,000          2,125
  *Universal Seismic Association, Inc..................        1,600          3,200
  *Universal Stainless & Alloy Products, Inc...........        1,700         22,206
  *Universal Standard Medical Labs, Inc................        2,500          8,438
  *Uno Restaurant Corp.................................        7,000         41,125
  Upper Peninsula Energy Corp..........................        1,000         19,250
  *Uranuim Resources, Inc..............................        8,900         50,619
  *Urban Outfitters, Inc...............................       10,300        166,088

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Urogen Corp. (Restricted)...........................        2,100   $          0
  *#Urohealth Systems, Inc. Class A....................       10,500         88,922
  *Uromed Corp.........................................       14,700         67,988
  *Utah Medical, Inc...................................        4,400         33,550
  *Utilx Corp..........................................        2,800         11,900
  *Utopia Marketing, Inc...............................        3,400            680
  *V Band Systems, Inc.................................        2,100          4,200
  *V Mark Software, Inc................................        3,238         25,702
  *VLSI Technology, Inc................................        2,200         53,763
  *VTEL Corp...........................................       11,048         67,324
  *VWR Scientific Products Corp........................        8,600        130,075
  *Valence Technology, Inc.............................       10,800         98,550
  *Vallen Corp.........................................        4,200         75,600
  Valley Forge Corp....................................          850         13,866
  Valley Resources, Inc................................        2,600         30,713
  Valmont Industries, Inc..............................        6,000        250,500
  *Value City Department Stores, Inc...................       22,200        191,475
  Value Line, Inc......................................        4,000        146,000
  *Valuevision International, Inc. Class A.............       14,700         57,422
  *Vanguard Cellular System, Inc. Class A..............       15,900        209,681
  *Vans, Inc...........................................        8,000         99,500
  *#Vari L Co., Inc....................................        1,400          9,713
  *Variflex, Inc.......................................        3,900         19,013
  #Varlen Corp.........................................        3,900         97,988
  #Varsity Spirit Corp.................................          200          3,763
  *Vaughn Communications, Inc..........................        1,100          7,838
  *Vectra Banking Corp.................................        1,000         20,875
  *Vectra Technologies, Inc............................        2,700          1,519
  *Ventana Medical Systems, Inc........................        8,000        104,500
  *Venture Stores, Inc.................................       10,800         28,350
  *Venturian Corp......................................          200          2,050
  Veritas DGC, Inc.....................................        4,500         93,375
  Vermont Financial Services Corp......................        1,800         75,938
  *Vermont Teddy Bear, Inc.............................        2,000          2,375
  Versa Technologies, Inc..............................        2,100         30,450
  *Versar, Inc.........................................        2,000          7,000
  *Vertex Communications Corp..........................        2,800         64,925
  Vesta Insurance Group, Inc...........................        5,800        266,075
  *Veterinary Centers of America, Inc..................        8,400        102,375
  *Vical, Inc..........................................        7,200         90,450
  *Vicorp Restaurants, Inc.............................        3,600         42,525
  *#Vidamed, Inc.......................................        6,500         47,125
  *Video Display Corp..................................        1,200          4,575
  *Video Lottery Technologies, Inc.....................        4,200         22,575
  *Video Update, Inc...................................        7,800         33,638
  *Videonics, Inc......................................        1,100          7,494
  *Vidioserver, Inc....................................        3,100         52,894
  *Vie de France Corp..................................        5,400          7,594
  *View Technology, Inc................................        2,400          8,475
  *Viewlogic Systems, Inc..............................        8,300        125,019
  Virco Manufacturing Corp.............................        2,910         60,746
  Virginia Beach Federal Financial Corp................        2,000         22,000
  Virginia First Financial Corp........................        1,400         30,013
  *Vision Sciences, Inc................................        5,100          6,056
  *Visx, Inc. DE.......................................        7,300        214,894
  Vital Signs, Inc.....................................        5,800        114,913
  *Vitalcom, Inc.......................................        6,000         28,125
  *#Vitalink Pharmacy Services, Inc....................       12,840        245,565
  *Vitronics Corp......................................        3,000          3,000
  *#Vivus, Inc.........................................        6,500        266,094
  *Voice Control Systems, Inc..........................        5,600         26,950
  *Volt Information Sciences, Inc......................        3,000        130,125
  Vulcan International Corp............................          700         25,725
  *WCI Steel Inc. Escrow...............................       11,600              0
                                                            SHARES           VALUE+
                                                         ------------  ------------

  WD-40 Co.............................................        3,900   $    217,425
  *#WFS Financial, Inc.................................       15,800        199,475
  *WHG Resorts & Casinos, Inc..........................        3,025         31,763
  *WHX Corp............................................       12,900         85,463
  WICOR, Inc...........................................        8,500        312,375
  WLR Foods, Inc.......................................        8,444         83,912
  *WMS Industries, Inc.................................       12,100        251,075
  *WPI Group, Inc......................................        2,300         18,544
  *WPS Resources Corp..................................        4,500        119,250
  Wabash National Corp.................................       10,500        232,313
  Wackenhut Corp. Class A..............................        1,400         24,675
  Wackenhut Corp. Class B Non-Voting...................        5,000         75,625
  *Wackenhut Corrections Corp..........................       11,000        215,875
  *Wainoco Oil Corp....................................       14,900         57,738
  Walbro Corp..........................................        3,300         65,794
  *Walker Interactive Systems, Inc.....................        6,600         95,288
  *Wall Data, Inc......................................        4,600        114,713
  *Wall Street Deli, Inc...............................        1,500          6,000
  Walshire Assurance Co................................        2,370         23,552
  *#Wandel & Goltermann Technologies, Inc..............        2,000         24,875
  *Warrantech Corp.....................................        6,500         79,625
  Warren Bancorp, Inc..................................        1,400         23,450
  *Washington Homes, Inc...............................        4,400         16,500
  Washington National Corp.............................        4,800        134,400
  Washington Savings Bank FSB Waldorf, MD..............        1,600          8,000
  *Washington Scientific Industries, Inc...............        1,000          3,500
  Waters Instruments, Inc..............................          200          1,038
  Watkins-Johnson Co...................................        4,200        132,825
  Watsco, Inc. Class A.................................        5,850        169,650
  #Watsco, Inc. Class B................................          900         25,650
  Watts Industries, Inc. Class A.......................        6,600        164,175
  *Wave Technologies International, Inc................        1,500          9,750
  *Wavephore, Inc......................................          100            831
  Waverly, Inc.........................................        3,600         75,600
  *Waxman Industries, Inc..............................        4,300         17,738
  Webb (Del) Corp......................................       15,800        240,950
  *Webco Industries, Inc...............................        2,200         12,650
  Webster Financial Corp...............................        5,197        210,479
  *Weirton Steel Corp..................................       19,200         57,600
  *Welcome Home, Inc...................................        1,000             98
  *Wellcare Management Group, Inc......................        1,900          8,788
  Wellman, Inc.........................................       15,600        278,850
  *Wells-Gardner Electronics Corp......................        1,500          5,719
  Werner Enterprises, Inc..............................        8,750        171,172
  Wesbanco, Inc........................................        2,500         90,625
  West Coast Bancorp...................................        2,662         65,552
  *West Coast Entertainment Corp.......................        6,000         28,500
  *#West Marine, Inc...................................        7,300        191,169
  West, Inc............................................        7,300        215,350
  Westamerica Bancorporation...........................        5,543        380,388
  *#Westbridge Capital Corp............................        3,000         27,750
  Westco Bancorp, Inc..................................        1,100         25,988
  Westcorp, Inc........................................       14,496        242,808
  Westerfed Financial Corp.............................        1,400         28,263
  *Western Beef, Inc...................................        2,700         24,469
  Western Gas Resources, Inc...........................       15,600        308,100
  *Western Micro Technology, Inc.......................        1,600         21,100
  *Western Water Co....................................        3,100         45,338
  *Westinghouse Air Brake Co...........................        3,100         51,150
  *Weston (Roy F.), Inc. Class A.......................        2,900          8,700
  *Westwood One, Inc...................................       14,500        393,313
  *Wet Seal, Inc. Class A..............................        4,900        143,325
  *Whitehall Corp......................................        3,200         62,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Whitman Education Group, Inc........................        8,200   $     30,750
  Whitney Holdings Corp................................        6,700        255,438
  *Whittaker Corp......................................        5,600         62,300
  *Whole Foods Market, Inc.............................        9,200        288,075
  *Wholesome & Hearty Foods, Inc.......................        4,300         34,938
  *Wickes Lumber Co....................................        5,500         29,219
  Wiley (John) & Sons, Inc. Class A....................          400         12,700
  *Williams Clayton Energy, Inc........................        4,400         59,950
  *Williams Controls, Inc..............................        6,900         17,250
  *Williams-Sonoma, Inc................................        7,625        281,648
  Wilshire Oil Co. of Texas............................        3,700         19,888
  *Wind River Systems, Inc.............................          900         30,375
  Windmere Corp........................................        8,700        128,325
  Winnebago Industries, Inc............................       12,700         87,313
  *Winsloew Furniture, Inc.............................        1,000         10,813
  *Winstar Communications, Inc.........................       16,000        226,000
  Winthrop Resources Corp..............................        4,600        147,200
  Wireless Telecom Group, Inc..........................       15,600        171,600
  Wiser Oil Co.........................................        5,500         85,938
  Wolohan Lumber Co....................................        2,800         34,475
  *Wolverine Tube, Inc.................................        6,900        202,688
  *Wonderware Corp.....................................        6,900         94,444
  Woodhead Industries, Inc.............................        5,200         89,700
  *World Acceptance Corp...............................        9,300         55,800
  World Fuel Services Corp.............................        4,000         80,500
  *Worldcorp, Inc......................................        9,400         27,025
  *Worldtex, Inc.......................................        7,200         51,300
  Worthington Foods, Inc...............................        4,233         88,628
  *Wyant Corp..........................................          200            950
  Wyle Laboratories, Inc...............................        6,300        233,100
  *Wyman-Gordon Co.....................................        1,000         22,750
  Wynns International, Inc.............................        6,850        169,538
  X-Rite, Inc..........................................       10,500        192,281
  *Xcellent, Inc.......................................        1,300         20,638
  *Xicor, Inc..........................................        9,400         64,038
  *Xircom, Inc.........................................        9,200        132,825
  *Xoma Corp...........................................       15,800         80,481
  *Xpedite Systems, Inc................................        4,400         83,050
  *Xytronyx, Inc.......................................        3,200          3,800
  Yankee Energy Systems, Inc...........................        4,900        113,313
  *Yellow Corp.........................................       14,100        270,544
  *#Yes Entertainment Corp.............................        5,600         17,500
  York Financial Corp..................................        3,401         65,469
  *York Research Corp..................................        7,000         54,688
  *Young Broadcasting, Inc. Class A....................        6,100        163,556
  *Youth Services International, Inc...................        3,000         41,438
  *Zale Corp...........................................       17,600        354,200
  *Zaring National Corp................................        1,500         14,625
  *Zebra Technologies Corp. Class A....................        7,300        225,388
  *Zemex Corp..........................................        3,598         25,636
  *Zenith Electronics Corp.............................       18,100        199,100
  Zenith National Insurance Corp.......................        8,800        220,000
  Zero Corp............................................        6,100        140,300
  *Zila, Inc...........................................        2,557         17,659
  *Zilog, Inc..........................................       10,000        222,500
  *Zimmerman Sign Co...................................          500          1,813
  *Zing Technologies, Inc..............................        1,500         14,531
  Zions Bancorp........................................        3,638        111,414
  *Zitel Corp..........................................        7,400        171,125
  *Zoll Medical Corp...................................        5,200         45,500
  *#Zoltek Companies, Inc..............................        8,100        250,088
  Zurn Industries, Inc.................................        6,200        164,300
  *#Zycad Corp.........................................       11,400          8,906
  *Zygo Corp...........................................        5,200        148,200
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Zytec Corp..........................................        4,100   $     73,288
                                                                       ------------
TOTAL COMMON STOCKS (Cost $254,032,027)................                 312,616,033
                                                                       ------------
PREFERRED STOCKS -- (0.02%)
  *Alliance Gaming Corp. 15% Non-Voting Senior Class
    B..................................................          158         16,156
  Phoenix Duff & Phelps Corp. Exchangeable Class A.....          770         19,828
  *Sentry Technology Corp. Class A.....................        1,829          5,258
                                                                       ------------
TOTAL PREFERRED STOCKS (Cost $36,574)..................                      41,242
                                                                       ------------
RIGHTS/WARRANTS -- (0.00%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................        2,525              0
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................          391          2,175
  *Banner Aerospace, Inc. Rights 06/18/97..............        3,889              0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        3,250              0
  *Fifty-off Stores, Inc. Non-Transferrable Rights.....        5,600              0
  *Laboratory Corp. of America Holdings, Inc. Rights
    06/16/97...........................................          813          6,507
  *Millicom, Inc. Contingent Value Rights..............       10,100              0
  *Sound Advice, Inc. Warrants 06/14/99................          478            239
  *Statesman Group, Inc. Contingent Payment Rights.....        9,765              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS (Cost $4,880)....................                       8,921
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99) (Cost $5,055,000).................  $     5,055      5,055,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.5%)
  (Cost $259,128,481)++................................                 317,721,196
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.5%)
    Other Assets.......................................                   4,877,718
    Payable for Investment Securities Purchased........                  (6,311,941)
    Other Liabilities..................................                     (64,998)
                                                                       ------------
                                                                         (1,499,221)
                                                                       ------------
NET ASSETS -- (100%) Applicable to 26,679,911
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $316,221,975
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      11.85
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $260,314,462.

                See accompanying Notes to Financial Statements.

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.7%)
 AMP, Inc..............................................        21,404  $    880,239
 *AMR Corp.............................................         8,900       884,437
 AON Corp..............................................        15,975       778,781
 #AT & T Corp..........................................       158,239     5,835,063
 Abbott Laboratories...................................        75,900     4,781,700
 Adobe Systems, Inc....................................         6,900       308,991
 *Advanced Micro Devices, Inc..........................        13,200       528,000
 Aeroquip Vickers, Inc.................................         2,800       121,450
 Aetna, Inc............................................        14,737     1,488,437
 Ahmanson (H.F.) & Co..................................        10,400       423,800
 Air Products & Chemicals, Inc.........................        10,800       839,700
 *Airtouch Communications, Inc.........................        49,100     1,368,662
 Alberto-Culver Co. Class B............................         5,600       159,600
 Albertson's Inc.......................................        24,500       820,750
 Alcan Aluminum, Ltd...................................        22,100       792,837
 Allegheny Teledyne, Inc...............................        16,900       435,175
 Allergan, Inc.........................................         6,400       189,600
 AlliedSignal, Inc.....................................        27,700     2,125,975
 Allstate Corp.........................................        43,427     3,197,313
 Alltel Corp...........................................        18,400       604,900
 #Aluminium Co. of America.............................        16,800     1,236,900
 *Alza Corp............................................         8,300       244,850
 *Amdahl Corp..........................................        11,900       119,000
 Amerada Hess Corp.....................................         9,100       486,850
 *American Brands, Inc.................................        16,500       808,500
 American Electric Power Co., Inc......................        18,400       749,800
 American Express Co...................................        46,300     3,217,850
 American General Corp.................................        20,000       885,000
 *American Greetings Corp. Class A.....................         7,200       247,050
 American Home Products Corp...........................        62,300     4,750,375
 American International Group, Inc.....................        45,762     6,195,031
 American Stores Co....................................        14,100       641,550
 Ameritech Corp........................................        53,700     3,517,350
 Amgen, Inc............................................        25,800     1,726,987
 Amoco Corp............................................        48,500     4,334,687
 Andrew Corp...........................................         8,793       239,609
 Anheuser-Busch Companies, Inc.........................        48,700     2,088,012
 *Apple Computer, Inc..................................        12,200       203,587
 *Applied Materials, Inc...............................        17,600     1,147,300
 *Archer-Daniels Midland Co............................        52,878     1,057,560
 *Armco, Inc...........................................        10,500        39,375
 Armstrong World Industries, Inc.......................         4,000       272,000
 Asarco, Inc...........................................         4,050       126,056
 Ashland, Inc..........................................         7,200       344,700
 Atlantic Richfield Co.................................        15,700     2,284,350
 Autodesk, Inc.........................................         4,700       183,006
 Automatic Data Processing, Inc........................        28,500     1,400,062
 *Autozone, Inc........................................        14,800       345,950
 Avery Dennison Corp...................................        10,100       380,012
 Avon Products, Inc....................................        13,100       835,125
 Baker Hughes, Inc.....................................        14,200       532,500
 Ball Corp.............................................         3,000        87,375
 Baltimore Gas & Electric Co...........................        14,550       381,937
 #Banc One Corp........................................        41,711     1,804,001
 #Bank of New York Co., Inc............................        38,300     1,632,537
 BankAmerica Corp......................................        35,068     4,098,572

                                                            SHARES           VALUE+
                                                         ------------  ------------
 BankBoston Corp.......................................        14,900  $  1,087,700
 #Bankers Trust New York Corp..........................         8,100       685,462
 Bard (C.R.), Inc......................................         5,700       182,400
 Barnett Banks, Inc....................................        20,400     1,073,550
 #Barrick Gold Corp....................................        34,900       881,225
 Battle Mountain Gold Co...............................        21,900       134,137
 Bausch & Lomb, Inc....................................         5,500       221,375
 Baxter International, Inc.............................        26,600     1,403,150
 *Bay Networks, Inc....................................        19,400       475,300
 Becton Dickinson & Co.................................        11,900       586,075
 Bell Atlantic Corp....................................        42,800     2,996,000
 Bellsouth Corp........................................        96,700     4,387,762
 Bemis Co., Inc........................................         5,200       208,000
 Beneficial Corp.......................................         5,400       346,950
 *Bethlehem Steel Corp.................................        10,800       108,000
 *Beverly Enterprises..................................         9,700       137,012
 Biomet, Inc...........................................        11,100       207,431
 #Black & Decker Corp..................................         9,300       323,175
 Block (H.&R.), Inc....................................        10,100       333,300
 #Boeing Co............................................        35,043     3,688,276
 Boise Cascade Corp....................................         4,600       174,800
 *Boston Scientific Corp...............................        18,900     1,008,787
 Briggs & Stratton Corp................................         2,500       129,062
 Bristol Myers Squibb Co...............................        97,500     7,154,062
 Brown-Forman Corp. Class B............................         6,700       342,537
 Browning-Ferris Industries, Inc.......................        20,800       681,200
 Brunswick Corp........................................         9,600       292,800
 Burlington Northern Santa Fe Corp.....................        14,937     1,239,771
 Burlington Resources, Inc.............................        12,100       562,650
 CIGNA Corp............................................         7,300     1,268,375
 CPC International, Inc................................        13,900     1,195,400
 CSX Corp..............................................        21,200     1,123,600
 *CUC International, Inc...............................        38,750       891,250
 CVS Corp..............................................        10,200       488,325
 *Cabletron Systems, Inc...............................        15,200       668,800
 Caliber Systems, Inc..................................         3,800       121,600
 Campbell Soup Co......................................        45,500     2,093,000
 Cardinal Health, Inc..................................        10,600       617,450
 #Carolina Power & Light Co............................        14,900       517,775
 #Case Corp............................................         7,100       418,900
 Caterpillar, Inc......................................        18,800     1,835,350
 Centex Corp...........................................         2,900       115,637
 Central & South West Corp.............................        20,600       437,750
 *Ceridian Corp........................................         7,800       286,650
 Champion International Corp...........................         9,400       464,125
 *Charming Shoppes, Inc................................        10,200        53,869
 #Chase Manhattan Corp.................................        42,896     4,053,672
 Chevron Corp..........................................        63,700     4,459,000
 Chrysler Corp.........................................        68,500     2,174,875
 Chubb Corp............................................        17,100     1,043,100
 Cincinnati Milacron, Inc..............................         3,800        87,875
 Cinergy Corp..........................................        15,293       535,255
 #Circuit City Stores, Inc. (Circuit City Group).......         9,500       375,250
 *Cisco Sytems, Inc....................................        64,100     4,330,756
 Citicorp..............................................        45,200     5,169,750
 Clorox Co.............................................         5,200       656,500
 Coastal Corp..........................................        10,250       513,781

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Coca-Cola Co..........................................       242,900  $ 16,577,925
 Cognizant Corp........................................        16,500       610,500
 Colgate-Palmolive Co..................................        28,700     1,779,400
 Columbia Gas System, Inc..............................         5,500       354,062
 Columbia/HCA Healthcare Corp..........................        65,482     2,398,278
 Comcast Corp. Class A Special.........................        31,750       553,641
 Comerica, Inc.........................................        10,400       650,000
 *Compaq Computer Corp.................................        26,400     2,857,800
 Computer Associates International, Inc................        35,575     1,947,731
 *#Computer Sciences Corp..............................         7,600       588,050
 Conagra, Inc..........................................        23,350     1,403,919
 Conseco, Inc..........................................        17,400       696,000
 Consolidated Edison Co. of New York, Inc..............        23,000       669,875
 Consolidated Natural Gas Co...........................         9,300       494,062
 Cooper Industries, Inc................................        11,400       581,400
 Cooper Tire & Rubber Co...............................         7,600       170,050
 Coors (Adolph) Co. Class B............................         3,700        90,187
 Corestates Financial Corp.............................        21,800     1,152,675
 Corning, Inc..........................................        22,300     1,123,362
 *Costco Companies, Inc................................        20,503       693,258
 Crane Co..............................................         4,400       180,400
 Crown Cork & Seal Co., Inc............................        12,400       722,300
 Cummins Engine Co., Inc...............................         3,800       242,250
 #Cyprus Amax Minerals Co., Inc........................         9,150       223,031
 *DSC Communications Corp..............................        11,500       293,969
 #DTE Energy Co........................................        14,300       380,737
 #Dana Corp............................................         9,900       357,637
 *Darden Restaurants, Inc..............................        15,600       130,650
 *Data General Corp....................................         3,800        81,225
 Dayton-Hudson Corp....................................        21,200     1,020,250
 *Dean Witter, Discover & Co...........................        31,254     1,289,227
 Deere & Co............................................        25,000     1,278,125
 *Dell Computer Corp...................................        17,100     1,922,681
 Delta Air Lines, Inc..................................         7,100       665,625
 Deluxe Corp...........................................         7,900       256,750
 *Digital Equipment Corp...............................        15,400       552,475
 Dillards, Inc. Class A................................        11,200       378,000
 Disney (Walt) Co......................................        65,800     5,387,375
 Dominion Resources, Inc. VA...........................        17,700       612,862
 Donnelley (R.R.) & Sons Co............................        14,700       545,737
 Dover Corp............................................        11,100       635,475
 Dow Chemical Co.......................................        23,700     1,975,987
 Dow Jones & Co., Inc..................................         9,400       365,425
 #Dresser Industries, Inc..............................        17,300       592,525
 DuPont (E.I.) de Nemours & Co.........................        54,800     5,966,350
 #Duke Power Co........................................        19,800       891,000
 Dun & Bradstreet Corp.................................        16,500       431,062
 E G & G, Inc..........................................         4,500        87,750
 *EMC Corp. MA.........................................        24,000       957,000
 Eastern Enterprises...................................         2,100        72,450
 Eastman Chemical Co...................................         7,650       455,175
 Eastman Kodak Co......................................        32,600     2,701,725
 Eaton Corp............................................         7,400       590,150
 Echlin, Inc...........................................         6,100       203,587
 Echo Bay Mines, Ltd...................................        13,500        82,687
 Ecolab, Inc...........................................         6,300       262,237
 Edison International..................................        42,200       986,425
 Emerson Electric Co...................................        43,600     2,354,400
 Engelhard Corp........................................        14,174       306,513
 #Enron Corp...........................................        24,800     1,010,600
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Enserch Corp..........................................         6,800  $    145,350
 Entergy Corp..........................................        22,500       593,437
 Exxon Corp............................................       242,400    14,362,200
 *FMC Corp.............................................         3,600       259,200
 #FPL Group, Inc.......................................        18,000       837,000
 *#Federal Express Corp................................        11,200       586,600
 #Federal Home Loan Mortgage Corp......................        69,700     2,300,100
 Federal National Mortgage Association.................       106,300     4,637,337
 *#Federated Department Stores, Inc....................        20,300       751,100
 Fifth Third Bancorp...................................        10,300       796,962
 First Bank System, Inc................................        13,000     1,066,000
 First Chicago NBD Corp................................        30,993     1,836,335
 #First Data Corp......................................        43,700     1,748,000
 First Union Corp......................................        27,640     2,373,585
 #Fleet Financial Group, Inc...........................        25,464     1,556,487
 Fleetwood Enterprises, Inc............................         3,500        94,500
 Fleming Companies, Inc................................         3,700        70,300
 #Fluor Corp...........................................         8,300       438,862
 Ford Motor Co.........................................       115,400     4,327,500
 Foster Wheeler Corp...................................         3,950       153,062
 Freeport McMoran Copper & Gold, Inc. Class B..........        18,800       547,550
 Frontier Corp.........................................        15,900       292,162
 *Fruit of The Loom, Inc. Class A......................         7,400       258,075
 GPU, Inc..............................................        11,900       416,500
 GTE Corp..............................................        94,000     4,147,750
 Gannett Co., Inc......................................        13,900     1,285,750
 Gap, Inc..............................................        27,200       931,600
 General Dynamics Corp.................................         6,200       464,225
 General Electric Co...................................       321,400    19,404,525
 *General Instrument Corp..............................        13,280       322,040
 General Mills, Inc....................................        15,900     1,005,675
 General Motors Corp...................................        73,600     4,213,600
 General RE Corp.......................................         7,900     1,384,475
 General Signal Corp...................................         5,000       210,625
 Genuine Parts Co......................................        17,675       592,112
 Georgia-Pacific Corp..................................         9,000       794,250
 Giant Food, Inc. Class A..............................         5,900       194,331
 Giddings & Lewis, Inc.................................         3,250        61,344
 Gillette Co...........................................        54,000     4,799,250
 Golden West Financial Corp............................         5,700       386,175
 Goodrich (B.F.) Co....................................         5,400       232,200
 Goodyear Tire & Rubber Co.............................        15,100       883,350
 Grace (W.R.) and Co...................................         7,000       365,750
 Grainger (W.W.), Inc..................................         5,300       425,325
 Great Atlantic & Pacific Tea Co., Inc.................         3,700       102,212
 Great Lakes Chemical Corp.............................         5,900       288,362
 Great Western Financial Corp..........................        13,300       645,050
 Green Tree Financial Corp.............................        13,300       465,500
 Guidant Corp..........................................         7,200       558,900
 *HFS, Inc.............................................        15,300       824,287
 Halliburton Co........................................        12,300       951,712
 Harcourt General, Inc.................................         6,923       327,977
 Harland (John H.) Co..................................         3,050        69,769
 Harnischfeger Industries, Inc.........................         4,676       200,483
 *Harrahs Entertainment, Inc...........................        10,000       186,250
 Harris Corp...........................................         3,800       336,775
 Hartford Financial Services Group, Inc................        11,600       904,800
 Hasbro, Inc...........................................        12,525       363,225
 *Healthsouth Corp.....................................        30,700       702,262

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Heinz (H.J.) Co.......................................        35,950  $  1,545,850
 Helmerich & Payne, Inc................................         2,600       145,925
 Hercules, Inc.........................................        10,000       468,750
 Hershey Foods Corp....................................        15,100       847,487
 Hewlett-Packard Co....................................        98,900     5,093,350
 Hilton Hotels Corp....................................        24,100       680,825
 Home Depot, Inc.......................................        46,848     2,951,424
 Homestake Mining Co...................................        14,400       199,800
 Honeywell, Inc........................................        12,400       902,100
 Household International, Inc..........................         9,400       923,550
 Houston Industries, Inc...............................        22,900       475,175
 *Humana, Inc..........................................        15,800       357,475
 *ITT Corp.............................................        11,500       685,687
 ITT Industries, Inc...................................        11,600       287,100
 Ikon Office Solutions, Inc............................        13,000       377,000
 Illinois Tool Works, Inc..............................        24,300     1,205,887
 Inco, Ltd.............................................        16,300       537,900
 #Ingersoll-Rand Co....................................        10,600       577,700
 Inland Steel Industries, Inc..........................         4,900       120,662
 Intel Corp............................................        80,100    12,130,144
 *Intergraph Corp......................................         4,800        33,750
 International Business Machines Corp..................       101,000     8,736,500
 International Flavors & Fragrances, Inc...............        10,700       474,812
 International Paper Co................................        29,300     1,406,400
 Interpublic Group of Companies, Inc...................         7,800       467,025
 #James River Corp. of Virginia........................         8,500       298,562
 Jefferson-Pilot Corp..................................         6,950       442,194
 Johnson & Johnson.....................................       130,100     7,789,738
 Johnson Controls, Inc.................................         8,000       339,000
 Jostens, Inc..........................................         3,700        91,113
 *#K Mart Corp.........................................        47,200       660,800
 Kaufman & Broad Home Corp.............................         3,800        57,000
 Kellogg Co............................................        20,600     1,519,250
 Kerr-McGee Corp.......................................         4,900       317,275
 Keycorp...............................................        22,000     1,196,250
 #Kimberly Clark Corp..................................        55,284     2,771,111
 King World Productions, Inc...........................         3,600       135,450
 Knight Ridder, Inc....................................         9,200       396,750
 *Kroger Co............................................        24,700       632,938
 *LSI Logic Corp.......................................        13,700       571,975
 Laidlaw, Inc. Class B Non-Voting......................        30,600       413,100
 Lilly (Eli) & Co......................................        53,800     5,003,400
 Limited, Inc..........................................        26,600       538,650
 Lincoln National Corp.................................        10,100       614,838
 Liz Claiborne, Inc....................................         6,900       314,813
 Lockheed Martin Corp..................................        18,757     1,756,124
 Loews Corp............................................        11,300     1,098,925
 Longs Drug Stores Corp................................         3,800        90,250
 Louisiana Land & Exploration Co.......................         3,300       169,950
 Louisiana-Pacific Corp................................        10,700       208,650
 Lowe's Companies, Inc.................................        17,000       669,375
 Lucent Technologies, Inc..............................        62,290     3,963,201
 MBIA, Inc.............................................         4,100       440,238
 MBNA Corp.............................................        32,687     1,107,272
 MCI Communications Corp...............................        66,900     2,571,469
 MGIC Investment Corp..................................         5,800       516,200
 Mallinckrodt, Inc.....................................         7,300       272,838
 Manor Care, Inc.......................................         6,200       177,475
 Marriott International, Inc...........................        12,500       721,875
 Marsh & McLennan Companies, Inc.......................         7,900     1,040,825
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Masco Corp............................................        15,600  $    606,450
 Mattel, Inc...........................................        28,052       838,054
 May Department Stores Co..............................        23,900     1,126,288
 Maytag Corp...........................................         9,700       259,475
 McDermott International, Inc..........................         5,500       152,625
 McDonalds Corp........................................        68,000     3,417,000
 McDonnell Douglas Corp................................        20,700     1,332,563
 McGraw-Hill Companies, Inc............................         9,700       529,863
 Mead Corp.............................................         5,200       331,500
 Medtronic, Inc........................................        23,500     1,739,000
 Mellon Bank Corp......................................        12,650     1,106,875
 Mercantile Stores Co., Inc............................         3,600       193,500
 Merck & Co., Inc......................................       117,800    10,587,275
 Meredith Corp.........................................         5,100       131,963
 Merrill Lynch & Co., Inc..............................        16,200     1,717,200
 *Micron Technology, Inc...............................        20,500       871,250
 *Microsoft Corp.......................................       117,500    14,577,344
 Millipore Corp........................................         4,100       176,813
 Minnesota Mining & Manufacturing Co...................        40,900     3,752,575
 Mobil Corp............................................        38,500     5,385,188
 Monsanto Co...........................................        57,500     2,530,000
 #Moore Corp., Ltd.....................................         8,500       189,125
 #Morgan (J.P.) & Co., Inc.............................        18,200     1,956,500
 Morgan Stanley Group, Inc.............................        14,700       992,250
 *Morton International, Inc............................        14,000       451,500
 Motorola, Inc.........................................        58,000     3,849,750
 Nacco Industries, Inc. Class A........................           800        40,700
 #Nalco Chemical Co....................................         6,600       245,025
 National City Corp....................................        21,900     1,127,850
 *National Semiconductor Corp..........................        13,600       382,500
 National Service Industries, Inc......................         4,500       197,438
 NationsBank Corp......................................        71,176     4,190,487
 *Navistar International Corp..........................         7,170       119,201
 New York Times Class A................................         9,500       437,594
 Newell Co.............................................        15,400       589,050
 Newmont Mining Corp...................................        15,113       591,296
 *Niagara Mohawk Power Corp............................        14,200       124,250
 Nicor, Inc............................................         5,000       171,875
 Nike, Inc. Class B....................................        28,300     1,613,100
 Noram Energy Corp.....................................        13,300       202,825
 Nordstrom, Inc........................................         7,800       374,888
 Norfolk Southern Corp.................................        12,300     1,194,638
 Northern States Power Co. MN..........................         6,700       328,300
 Northern Telecom, Ltd.................................        25,100     2,108,400
 Northrop Grumman Corp.................................         5,700       483,075
 Norwest Corp..........................................        36,200     1,936,700
 *Novell, Inc..........................................        33,900       267,492
 Nucor Corp............................................         8,700       513,300
 Nynex Corp............................................        43,000     2,311,250
 Occidental Petroleum Corp.............................        32,200       748,650
 #Ohio Edison Co.......................................        14,900       316,625
 Oneok, Inc............................................         2,800        84,700
 *Oracle Systems Corp..................................        65,975     3,080,208
 *Oryx Energy Co.......................................        10,200       235,875
 Owens Corning.........................................         5,200       217,100
 #PECO Energy Co.......................................        21,700       412,300
 PG&E Corp. (Holding Co.)..............................        40,300       931,938
 PNC Bank Corp.........................................        32,650     1,367,219
 #PP&L Resources, Inc..................................        15,800       317,975
 PPG Industries, Inc...................................        18,000     1,046,250
 Paccar, Inc...........................................         7,520       339,340

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Pacific Enterprises...................................         8,400  $    275,100
 #PacifiCorp...........................................        28,900       574,388
 Pall Corp.............................................        12,366       292,147
 Panenergy Corp........................................        14,700       687,225
 *Parametric Technology Corp...........................        12,400       557,225
 Parker-Hannifin Corp..................................         7,150       376,269
 #Penney (J.C.) Co., Inc...............................        24,200     1,246,300
 Pennzoil Co...........................................         4,700       260,263
 Peoples Energy Corp...................................         3,400       120,700
 Pep Boys - Manny, Moe & Jack..........................         5,800       181,250
 Pepsico, Inc..........................................       151,600     5,571,300
 Perkin Elmer Corp.....................................         4,400       334,400
 Pfizer, Inc...........................................        63,000     6,481,125
 Pharmacia & Upjohn, Inc...............................        49,580     1,716,708
 Phelps Dodge Corp.....................................         6,300       526,838
 Philip Morris Companies, Inc..........................       238,600    10,498,400
 Phillips Petroleum Co.................................        25,700     1,092,250
 Pioneer Hi-Bred International, Inc....................         7,900       551,025
 Pitney Bowes, Inc.....................................        14,500     1,018,625
 Placer Dome, Inc......................................        23,400       427,050
 Polaroid Corp.........................................         4,600       234,600
 Potlatch Corp.........................................         2,900       124,338
 Praxair, Inc..........................................        15,200       799,900
 Procter & Gamble Co...................................        66,316     9,143,319
 Providian Corp........................................         9,200       550,850
 #Public Service Enterprise Group, Inc.................        23,200       574,200
 *Pulte Corp...........................................         2,100        66,413
 Quaker Oats Co........................................        13,400       552,750
 Ralston Purina Group..................................        10,300       878,075
 Raychem Corp..........................................         4,300       318,738
 Raytheon Co...........................................        23,100     1,103,025
 Reebok International, Ltd.............................         5,500       225,500
 #Republic New York Corp...............................         5,500       548,625
 Reynolds Metals Co....................................         7,100       481,913
 Rite Aid Corp.........................................        12,000       558,000
 Rockwell International Corp...........................        21,400     1,380,300
 Rohm & Haas Co........................................         6,300       543,375
 *Rowan Companies, Inc.................................         8,500       196,563
 Royal Dutch Petroleum Co..............................        52,200    10,192,050
 #Rubbermaid, Inc......................................        14,600       406,975
 *Russell Corp.........................................         3,700       113,313
 Ryder System, Inc.....................................         7,500       248,438
 SBC Communications, Inc...............................        89,404     5,230,134
 Safeco Corp...........................................        12,200       529,938
 Safety Kleen Corp.....................................         5,800        90,625
 *Saint Jude Medical, Inc..............................         8,850       299,794
 Saint Paul Companies, Inc.............................         8,200       587,325
 Salomon, Inc..........................................        10,500       563,063
 *Santa Fe Energy Resources, Inc.......................         9,680       146,410
 Sara Lee Corp.........................................        46,900     1,917,038
 Schering-Plough Corp..................................        36,100     3,276,075
 Schlumberger, Ltd.....................................        24,000     2,859,000
 *Schwab (Charles) Corp................................        17,000       690,625
 Scientific-Atlanta, Inc...............................         7,700       139,563
 *#Seagate Technology, Inc.............................        24,100       979,063
 #Seagram Co., Ltd.....................................        36,300     1,461,075
 Sears, Roebuck & Co...................................        38,200     1,876,575
 Service Corp. International...........................        23,000       810,750
 Shared Medical Systems Corp...........................         2,400       126,450
 Sherwin-Williams Co...................................        16,900       507,000
 Sigma-Aldrich Corp....................................         9,700       298,275
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Silicon Graphics, Inc................................        17,200  $    324,650
 Snap-On, Inc..........................................         6,000       239,250
 Sonat, Inc............................................         8,500       488,750
 #Southern Co..........................................        65,700     1,396,125
 Southwest Airlines Co.................................        14,300       368,225
 *Springs Industries, Inc. Class A.....................         1,850        93,656
 Sprint Corp...........................................        42,000     2,052,750
 Stanley Works.........................................         8,700       356,700
 Stone Container Corp..................................         9,600       132,000
 Stride Rite Corp......................................         5,000        76,250
 Sun Co., Inc..........................................         7,100       212,113
 *Sun Microsystems.....................................        35,940     1,161,311
 Suntrust Banks, Inc...................................        21,800     1,163,575
 Supervalu, Inc........................................         6,600       220,275
 Sysco Corp............................................        17,200       599,850
 TJX Companies, Inc....................................         7,500       360,000
 TRW, Inc..............................................        12,400       663,400
 *Tandem Computers, Inc................................        11,500       163,875
 Tandy Corp............................................         5,815       314,010
 Tektronix, Inc........................................         3,200       183,600
 *Tele-Communications, Inc. Class A (TCI Group)........        64,900       985,669
 *Tellabs, Inc.........................................        17,500       880,469
 Temple-Inland, Inc....................................         5,400       326,700
 *Tenet Healthcare Corp................................        29,300       805,750
 Tenneco, Inc..........................................        16,800       751,800
 Texaco, Inc...........................................        25,800     2,815,425
 Texas Instruments, Inc................................        18,700     1,680,663
 Texas Utilities Co....................................        21,900       752,813
 Textron, Inc..........................................         8,200       971,700
 *Thermo-Electron Corp.................................        14,700       507,150
 Thomas & Betts Corp...................................         5,300       269,638
 *#Three COM Corp......................................        17,300       836,888
 #Time Warner, Inc.....................................        55,360     2,574,240
 Times Mirror Co. Class A..............................         9,000       505,125
 Timken Co.............................................         3,100       212,738
 Torchmark Corp........................................         6,850       449,531
 *Toys R Us, Inc.......................................        28,300       880,838
 Transamerica Corp.....................................         6,500       590,688
 *Transitional Hospitals Corp..........................           118         1,873
 Travelers Group, Inc..................................        62,396     3,423,965
 Tribune Co............................................        12,100       523,325
 Tupperware Corp.......................................         6,100       221,125
 #Tyco International, Ltd..............................        16,400     1,041,400
 UNUM Corp.............................................         7,100       561,788
 US Bancorp............................................        14,700       903,131
 US West, Inc. Communications Group Class..............        46,700     1,710,388
 *US West, Inc. Media Group Class......................        61,000     1,212,375
 *USAir Group, Inc.....................................         6,300       218,925
 USF&G Corp............................................        11,400       245,100
 USLIFE Corp...........................................         3,325       162,094
 UST, Inc..............................................        18,100       515,850
 USX-Marathon Group, Inc...............................        28,000       833,000
 USX-US Steel Group....................................         8,220       265,095
 Unicom Corp., Inc.....................................        21,100       480,025
 Unilever NV...........................................        15,600     3,022,500
 Union Camp Corp.......................................         6,800       357,000
 Union Carbide Corp....................................        12,500       584,375
 Union Electric Co.....................................         9,900       362,588
 #Union Pacific Corp...................................        23,900     1,619,225
 Union Pacific Resources Group, Inc....................        24,376       703,857

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Unisys Corp..........................................        17,200  $    118,250
 United Healthcare Corp................................        18,100     1,022,650
 United States Surgical Corp...........................         6,800       229,500
 United Technologies Corp..............................        23,200     1,864,700
 #Unocal Corp..........................................        24,400     1,040,050
 VF Corp...............................................         6,200       484,375
 *Viacom, Inc. Class B.................................        34,634     1,028,197
 Wachovia Corp.........................................        16,000       974,000
 Wal-Mart Stores, Inc..................................       224,100     6,666,975
 Walgreen Co...........................................        24,000     1,122,000
 Warner-Lambert Co.....................................        26,600     2,679,950
 Waste Management, Inc.................................        44,200     1,403,350
 Wells Fargo & Co......................................         9,099     2,397,587
 Wendy's International, Inc............................        12,500       292,188
 *Western Atlas, Inc...................................         5,100       346,163
 Westinghouse Electric Corp............................        58,800     1,190,700
 Westvaco Corp.........................................         9,950       310,938
 Weyerhaeuser Co.......................................        19,500       972,563
 Whirlpool Corp........................................         7,200       359,100
 Whitman Corp..........................................        10,100       243,663
 Willamette Industries, Inc............................         5,500       409,750
 Williams Companies, Inc...............................        15,235       672,244
 Winn-Dixie Stores, Inc................................        14,800       566,100
 *#Woolworth Corp......................................        13,000       313,625
 *Worldcom, Inc........................................        84,420     2,506,219
 Worthington Industries, Inc...........................         9,275       172,167
 #Wrigley (Wm.) Jr. Co.................................        11,400       675,450
 Xerox Corp............................................        31,800     2,154,450
                                                                       ------------
TOTAL COMMON STOCKS (Cost $423,324,516)................                 635,547,775
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99) (Cost $3,284,000)..................  $      3,284     3,284,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.3%) (Cost $426,608,516)++....                 638,831,775
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.3%)
 Other Assets..........................................                   1,721,671
 Payable for Investment Securities Purchased...........                  (3,293,550)
 Other Liabilities.....................................                     (46,872)
                                                                       ------------
                                                                         (1,618,751)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $637,213,024
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (57.7%)
COMMERCIAL PAPER -- (30.0%)
Barton Capital Corp. C.P.
   5.540%, 06/25/97....................................          910   $    906,639
BellSouth Capital Funding C.P.
   5.540%, 06/06/97....................................        1,000        999,231
Campbell Soup Co. C.P.
   5.540%, 06/06/97....................................        1,000        999,231
Enterprise Funding Corp. C.P.
   5.600%, 06/02/97....................................          300        299,953
   5.600%, 06/16/97....................................          700        698,367
McKenna Triangle National Corp. C.P.
   5.600%, 07/07/97....................................          250        248,626
Novartis Finance Corp. C.P.
   5.490%, 06/04/97....................................          870        869,602
Paccar Financial Corp. C.P.
   5.600%, 06/02/97....................................        1,000        999,844
Triple-A-One Plus Funding Corp. C.P.
   5.530%, 06/16/97....................................        1,000        997,696
Union Bank of Switzerland C.P.
   5.600%, 06/02/97....................................          790        789,877
                                                                       ------------
TOTAL COMMERCIAL PAPER (Cost $7,809,040)...............                   7,809,066
                                                                       ------------
BONDS -- (15.5%)
Associates Corp of North America Corporate Bonds
   6.680%, 05/10/99....................................        1,000      1,004,200
Australia & New Zealand Banking Group
   6.500%, 12/30/98....................................        1,000      1,003,300
Chubu Electric Power Corp., Inc.
   8.250%, 09/25/98....................................        1,000      1,022,100
Denmark (Kingdom of)
   5.450%, 09/24/98....................................        1,000        990,800
                                                                       ------------
TOTAL BONDS
  (Cost $4,029,878)....................................                   4,020,400
                                                                       ------------
AGENCY OBLIGATIONS -- (3.9%)
Federal Agriculture Mortgage Corp.
   7.200%, 10/15/98 (Cost $1,018,714)..................        1,000      1,013,983
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (3.8%)
American Express Centurion Bank
   5.718%, 06/05/97 (Cost $1,000,000)..................        1,000      1,000,000
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (3.8%)
U.S. Treasury Bills

      ++5.060%, 07/31/97 (Cost $991,567)...............      1,000          992,494
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (0.7%)
 Standard & Poors Depository Receipts (Cost
   $170,602)...........................................        2,000   $    170,250
                                                                       ------------
TOTAL -- UNITED STATES (Cost $15,019,801)..............                  15,006,193
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
CANADA -- (27.8%)
BONDS -- (27.8%)
Alberta (Province of)
   6.000%, 03/01/99....................................        1,000        741,183
Bayerische Landesbank Girozentrale
   8.375%, 11/23/98....................................        1,000        762,546
Canada (Government of)
   4.000%, 03/15/99....................................        1,000        719,386
General Electric Capital Corp. Series B & C Euro Medium
  Term Notes
   6.375%, 11/09/98....................................        1,000        741,545
Kellogg Co.
   6.250%, 10/12/98....................................        1,000        738,649
Minnesota Mining & Manufacturing Co.
   6.500%, 10/15/98....................................        1,500      1,112,318
Norway (Kingdom of)
   7.250%, 10/22/98....................................        1,000        749,946
Norwest Financial Canada, Inc.
   6.250%, 12/21/98....................................        1,238        922,874
World Bank (International Bank for Reconstruction and
  Development)
   6.250%, 10/15/98....................................        1,000        740,821
                                                                       ------------
TOTAL BONDS
  (Cost $7,406,962)....................................                   7,229,268
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $38)..........................                          38
                                                                       ------------
TOTAL -- CANADA
  (Cost $7,407,000)....................................                   7,229,306
                                                                       ------------
NETHERLANDS -- (6.2%)
BONDS -- (6.2%)
Austria (Republic of)
   6.500%, 05/07/99....................................        1,000        547,185
European Investment Bank
   5.000%, 02/16/99....................................        1,000        530,501
Netherlands (Kingdom of)
   6.500%, 01/15/99....................................        1,000        544,056
                                                                       ------------
TOTAL BONDS
  (Cost $1,661,379)....................................                   1,621,742
                                                                       ------------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $4)........................                $          3
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $1,661,383)....................................                   1,621,745
                                                                       ------------
GERMANY -- (5.1%)
BONDS -- (5.1%)
Bank voor Nederlandsche Gemeenten BNG Euro Medium Term
  Notes
   4.250%, 04/09/99....................................        1,000        589,818
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
   6.500%, 04/26/99....................................        1,191        731,047
                                                                       ------------
TOTAL BONDS
  (Cost $1,324,188)....................................                   1,320,865
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $1,704)...........................                       1,726
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,325,892)....................................                   1,322,591
                                                                       ------------
AUSTRALIA -- (1.5%)
BONDS -- (1.5%)
Rural and Industries Bank of Western Australia
   6.500%, 10/29/98 (Cost $397,633)....................          500        383,589
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $12).........................                          11
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $397,645)......................................                     383,600
                                                                       ------------

                                                                             VALUE+
                                                                       ------------
FRANCE -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $333)............................                $        301
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $21)..............................                          22
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $4).....................                           4
                                                                       ------------
TOTAL INVESTMENTS -- (98.3%)
  (Cost $25,812,079)++.................................                  25,563,762
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.7%)
 Other Assets..........................................                   1,311,249
 Unrealized Gain on Forward Currency Contracts.........                      75,750
 Payable for Investment Securities Purchased...........                    (920,178)
 Other Liabilities.....................................                     (12,790)
                                                                       ------------
                                                                            454,031
                                                                       ------------
NET ASSETS -- (100%) Applicable to 2,282,844
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $ 26,017,793
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      11.40
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
=/=Face amount of securities pledged as margin requirement for open futures contracts.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                          SHARES           VALUE+
                                                         --------  --------------
COMMON STOCKS -- (97.5%)
  *3-D Systems Corp....................................   92,000   $      667,000
  AAR Corp.............................................  155,400        4,817,400
  *ACX Technologies, Inc...............................  221,200        4,700,500
  *AEP Industries, Inc.................................   25,150        1,177,334
  *AG Services America, Inc............................    2,900           46,400
  APL, Ltd.............................................  119,250        3,607,312
  *APS Holding Corp. Class A...........................  116,300        1,155,731
  *AST Research, Inc...................................  353,506        1,850,383
  Aames Financial Corp.................................   12,000          154,500
  *#Aasche Transportation Services, Inc................   31,000          154,031
  Abington Bancorp, Inc................................   15,500          366,187
  Abrams Industries, Inc...............................   10,000           58,750
  *Abraxas Petroleum Corp..............................   55,000          725,312
  *Accell International Corp...........................   53,000          159,000
  *Acceptance Insurance Companies, Inc.................  168,100        3,530,100
  *Access Beyond, Inc..................................   30,400          151,050
  *Acclaim Entertainment, Inc..........................   77,700          320,512
  Aceto Corp...........................................   39,840          537,840
  *Acme Metals, Inc....................................   93,100        1,419,775
  *Acme United Corp....................................    8,700           51,656
  Acordia, Inc.........................................   24,000          852,000
  *Adage, Inc..........................................   41,754          168,321
  *Adam Software, Inc..................................    3,000            5,625
  *Adflex Solutions, Inc...............................    7,300          119,537
  *Advanced Logic Research, Inc........................  104,300        1,153,819
  *Advanced Marketing Services, Inc....................   47,500          492,812
  *Advanced Technology Labs, Inc.......................  100,827        3,938,555
  Advantage Bancorp, Inc...............................   25,725        1,000,059
  Advest Group, Inc....................................   80,200        1,303,250
  *Aeroflex, Inc.......................................   99,100          396,400
  *Aerosonic Corp. DE..................................    9,200          109,250
  *Aerovox, Inc........................................   60,800          292,600
  Affiliated Community Bancorp.........................    6,800          195,925
  *Air Methods Corp....................................   67,900          184,603
  Airborne Freight Corp................................  199,600        7,634,700
  *Airways Corp........................................   14,600           75,737
  *Alamco, Inc.........................................   31,100          474,275
  *Alarmguard Holdings, Inc............................   10,000           65,000
  *#Alaska Air Group, Inc..............................  131,500        3,271,062
  *Alba-Waldensian, Inc................................    4,700           23,500
  Albank Financial Corp................................   85,080        3,275,580
  *Aldila, Inc.........................................  129,500          639,406
  Alfa Corp............................................   58,900          750,975
  Alico, Inc...........................................   22,400          431,200
  *Alkermes, Inc.......................................   78,000        1,287,000
  *Allegro New Media, Inc..............................   23,052           57,630
  Alliance Bancorp.....................................   28,372          833,427
  *Alliance Entertainment Corp.........................   67,600           59,150
  *#Alliance Semiconductor Corp........................  284,100        2,361,581
  Allied Group, Inc....................................   24,500          973,875
  Allied Healthcare Products, Inc......................   64,000          384,000
  *Allied Holdings, Inc................................   61,900          611,262
  Allied Life Financial Corp...........................   31,600          537,200
  *Allied Research Corp................................   49,500          414,562

                                                          SHARES           VALUE+
                                                         --------  --------------
  *Allou Health & Beauty Care, Inc. Class A............   43,200   $      256,500
  *Allstate Financial Corp.............................   20,900          125,400
  *Allwaste, Inc.......................................  270,600        2,266,275
  *Aloette Cosmetics, Inc..............................   17,300           52,981
  *Alpha Industries, Inc...............................   87,200          643,100
  *Alpha Microsystems, Inc.............................   28,500           39,187
  *Alpha Technologies Group, Inc.......................   53,700          157,744
  Alpharma, Inc. Class A...............................  122,500        2,051,875
  *Alteon, Inc.........................................   13,400           51,925
  Amcast Industrial Corp...............................   69,400        1,700,300
  Amcore Financial, Inc................................   37,900        1,065,937
  *America Services Group, Inc.........................   18,000          191,250
  *America West Holdings Corp. Class B.................  289,900        4,457,212
  American Annuity Group, Inc..........................   60,850        1,133,331
  American Bank of Connecticut.........................   22,200          765,900
  *American Banknote Corp..............................  157,800          670,650
  American Biltrite, Inc...............................   30,900          689,456
  *American Classic Voyages Co.........................    1,100           11,619
  American Eagle Group, Inc............................   75,600           47,250
  *American Eagle Outfitters, Inc......................   99,600        1,126,725
  *American Ecology Corp...............................   51,900           71,362
  *American Exploration Co.............................   34,800          452,400
  *American Freightways Corp...........................  472,000        6,431,000
  American Heritage Life Investment Corp...............  124,300        3,604,700
  *American Homepatient, Inc...........................      200            3,850
  American Indemnity Financial Corp....................   14,200          181,050
  *American Medical Electronics, Inc. (Escrow-Bonus)...   20,800                0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................   20,800                0
  *American Mobile Satellite Corp......................  186,200        1,652,525
  *American Oilfield Divers, Inc.......................   41,800          470,250
  *American Pacific Corp...............................   67,700          437,934
  *American Physicians Services Group, Inc.............   38,000          256,500
  *American Software, Inc. Class A.....................  122,100          896,672
  *#American Technical Ceramics Corp...................   32,100          397,237
  American Vanguard Corp...............................    7,040           54,120
  *American Waste Services, Inc. Class A...............  200,900          351,575
  American Woodmark Corp...............................   35,010          571,101
  Americana Bancorp, Inc...............................   23,300          366,974
  *Ameristar Casinos, Inc..............................   30,900          169,950
  *Ameriwood Industries International Corp.............   34,900          250,844
  Ameron, Inc..........................................   33,300        1,848,150
  *Ames Department Stores, Inc.........................  169,700        1,373,509
  *Amistar Corp........................................   29,200          157,862
  Ampco-Pittsburgh Corp................................  133,100        1,746,937
  *Amrep Corp..........................................   74,992          281,220
  *Amresco, Inc........................................   10,000          175,000
  *Amtech Corp.........................................  143,700          772,387
  *Amtran, Inc.........................................  102,900          887,512

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CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  Amvestors Financial Corp.............................  137,348   $    2,420,758
  Amwest Insurance Group, Inc..........................   28,050          399,712
  Analogic Corp........................................   79,500        2,578,781
  Analysis & Technology, Inc...........................   19,200          283,200
  *Anaren Microwave, Inc...............................   35,800          349,050
  Anchor Bancorp Wisconsin, Inc........................   29,925        1,290,516
  Andover Bancorp, Inc. DE.............................   47,760        1,373,100
  Angelica Corp........................................  163,400        2,941,200
  *#Ann Taylor Stores Corp.............................  223,400        5,194,050
  *Ansaldo Signal N.V..................................   69,550          399,912
  *Antec Corp..........................................  327,800        4,015,550
  *Anuhco, Inc.........................................   53,700          483,300
  *Apertus Technologies, Inc...........................  107,400          159,422
  *Apogee, Inc.........................................   77,500          329,375
  *Applied Extrusion Technologies, Inc.................   85,700        1,017,687
  Applied Industrial Technologies, Inc.................   17,100          600,637
  *Applied Signal Technologies, Inc....................   64,700          454,922
  Aquila Gas Pipeline Corp.............................   40,000          590,000
  *#Arcadia Financial, Ltd.............................  255,000        2,645,625
  *Arch Communications Group, Inc......................  220,400        1,749,425
  *Arden Industrial Products, Inc......................   59,200          310,800
  *Argosy Gaming Corp..................................  355,800        1,111,875
  *Arkansas Best Corp..................................  219,000        1,307,156
  *Armco, Inc..........................................  225,000          843,750
  *Arrow Automotive Industries, Inc....................   21,600           72,900
  Arrow Financial Corp.................................    5,234          133,467
  *Artisoft, Inc.......................................  119,100          297,750
  *Artistic Greetings, Inc.............................   40,600          177,625
  Arvin Industries, Inc................................  180,000        4,995,000
  *Asante Technologies, Inc............................   39,700          155,078
  *Aseco Corp..........................................   29,500          372,437
  Ashland Coal, Inc....................................  105,000        2,808,750
  *Ashworth, Inc.......................................    7,400           65,906
  *Astec Industries, Inc...............................   85,400        1,003,450
  Astoria Financial Corp...............................  133,400        5,486,075
  Astro-Med, Inc.......................................   40,675          373,702
  *Astronics Corp......................................   20,625          132,773
  *Astrosystems, Inc...................................   31,600          169,850
  *Astrotech International Corp........................   83,800          439,950
  *Asyst Technologies, Inc.............................   38,200        1,525,612
  *Atchison Casting Corp...............................   58,000          993,250
  *Athey Products Corp.................................   17,140           73,916
  *Atkinson (Guy F.) of California.....................   85,900          595,931
  *Atlantic Gulf Communities Corp......................  102,200          574,875
  *Atlantic Tele-Network, Inc..........................   97,900        1,223,750
  *Atlantis Plastics, Inc..............................   60,000          427,500
  Atrion Corp..........................................   26,750          362,797
  *Au Bon Pain, Inc. Class A...........................   81,900          516,994
  *Audiovox Corp. Class A..............................  137,300          901,031
  *Autoimmune, Inc.....................................   22,000           50,187
  *Autoinfo, Inc.......................................   64,100          114,178
  *Autologic Information International, Inc............    7,100           36,831
  *Avatar Holdings, Inc................................   22,400          730,800
  *#Avatex Corp........................................  189,340          213,007
  *Aviall, Inc.........................................  127,500        1,880,625
  *Avid Technology, Inc................................  143,400        3,369,900
  *Avondale Industries, Inc............................  121,400        2,291,425
  *Aydin Corp..........................................   51,200          576,000
  *Aztar Corp..........................................  559,700        3,917,900
  Aztec Manufacturing Co...............................   45,000          551,250
                                                          SHARES           VALUE+
                                                         --------  --------------
  *BEC Group, Inc......................................    8,380   $       37,710
  BEI Electronics, Inc.................................   59,200          518,000
  *BF Enterprises, Inc.................................    2,300           20,125
  BHC Financial, Inc...................................   60,800        2,101,400
  *BI, Inc.............................................  107,300          741,041
  *BMC West Corp.......................................   98,300        1,308,619
  *BPI Packaging Technologies, Inc.....................   78,200          145,403
  *BRC Holdings, Inc...................................   11,900          440,300
  BSB Bancorp, Inc.....................................   69,800        2,403,737
  BT Financial Corp....................................   26,284        1,044,789
  *BTU International, Inc..............................   51,500          202,781
  *BWAY Corp...........................................   50,800        1,104,900
  *Back Bay Restaurant Group, Inc......................   31,600          130,350
  Badger Meter, Inc....................................   21,200          530,000
  Badger Paper Mills, Inc..............................   10,400           80,600
  Bairnco Corp.........................................   77,900          555,037
  Baker (J.), Inc......................................  155,818        1,266,021
  *Baker (Michael) Corp................................   62,500          433,594
  Baldwin & Lyons, Inc. Class B........................    1,600           28,400
  *Baldwin Piano & Organ Co............................   27,000          371,250
  *Baldwin Technology, Inc. Class A....................  166,900          458,975
  *Bally Total Fitness Holding Corp....................   48,175          394,433
  *Baltek Corp.........................................    4,500           34,031
  *Bancinsurance Corp..................................   22,000           89,375
  Bancorp Connecticut, Inc.............................   21,500          532,125
  *Bank Plus Corp......................................   17,000          182,750
  *Bank United Financial Corp. Class A.................   19,900          195,269
  #BankAtlantic Bancorp, Inc. Class A..................   45,910          619,785
  BankAtlantic Bancorp, Inc. Class B...................   86,231        1,191,066
  Bankers Corp.........................................   96,340        2,432,585
  BankNorth Group, Inc. DE.............................   27,200        1,193,400
  *Banner Aerospace, Inc...............................  310,500        2,484,000
  *Banyan System, Inc..................................  153,000          282,094
  *Barry (R.G.) Corp...................................   18,000          209,250
  *Basin Exploration, Inc..............................   90,600          656,850
  Bassett Furniture Industries, Inc....................  108,050        2,708,003
  Bay View Capital Corp................................   49,000        2,468,375
  *Bayou Steel Corp. Class A...........................   90,100          292,825
  *Be Aerospace, Inc...................................  111,100        2,680,287
  *Beazer Homes USA, Inc...............................  111,200        1,709,700
  *Bel Fuse, Inc.......................................   42,600          591,075
  *Belden & Blake Corp.................................   94,600        2,524,637
  *Bell Industries, Inc................................   61,135        1,138,639
  *Bell Microproducts, Inc.............................   70,700          790,956
  *Bell Sports Corp....................................  148,500          965,250
  *Bellwether Exploration Co...........................   69,600          691,650
  *Ben & Jerry's Homemade, Inc. Class A................   55,400          747,900
  *Berlitz International, Inc..........................   79,100        1,888,512
  *Bertuccis, Inc......................................   99,100          588,406
  *Best Buy Co., Inc...................................  261,400        3,561,575
  Bindley Western Industries, Inc......................   94,800        2,085,600
  Binks Sames Corp.....................................   30,918        1,306,285
  *Bio Vascular, Inc...................................    7,000           34,125
  *Bio-Rad Laboratories, Inc. Class A..................   15,400          392,700
  *Bird Corp...........................................   18,800           71,675
  Birmingham Steel Corp................................  339,500        5,432,000
  *Biscayne Apparel, Inc...............................    2,093            2,093
  *Black Hawk Gaming & Development, Inc................   22,400          127,400

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  Blair Corp...........................................  107,100   $    1,726,987
  Blessings Corp.......................................   46,300          486,150
  *Blowout Entertainment, Inc..........................    7,553           10,385
  *Bluegreen Corp......................................  164,898          515,306
  Bob Evans Farms, Inc.................................  234,100        3,321,294
  *Boca Research, Inc..................................   73,100          477,434
  *Bombay Co., Inc.....................................  359,100        1,615,950
  *Bon-Ton Stores, Inc.................................  106,900          691,509
  *Books-a-Million, Inc................................  123,300          631,912
  *Boomtown, Inc.......................................   77,600          625,650
  *Borland International, Inc..........................  149,900        1,077,406
  Bowl America, Inc. Class A...........................   45,000          315,000
  Bowne & Co., Inc.....................................  136,516        4,078,415
  *Boyd Gaming Corp....................................  322,100        1,892,337
  *Brauns Fashions Corp................................   22,200          181,762
  *Brazos Sportswear, Inc..............................    4,190           38,234
  Brenton Banks, Inc...................................      786           20,239
  *Brite Voice Systems, Inc............................    2,000           16,500
  *Brock International, Inc............................   45,700          182,800
  *Brookstone, Inc.....................................   62,200          536,475
  *Brothers Gourmet Coffees, Inc.......................   94,000          205,625
  *Brown & Sharpe Manufacturing Co. Class A............   62,700          893,475
  Brown Group, Inc.....................................  297,200        5,349,600
  Brush Wellman, Inc...................................  132,900        2,824,125
  *Buckhead America Corp...............................    5,700           39,544
  *Buffets, Inc........................................   55,000          491,562
  *Buffton Corp........................................   53,800          134,500
  *Builders Transport, Inc.............................   42,900          113,953
  *Bull Run Corp. GA...................................   64,900          146,025
  *Burlington Coat Factory Warehouse Corp..............  322,500        5,764,687
  *Burlington Industries, Inc..........................   12,000          132,000
  *Burr Brown Corp.....................................   69,300        2,169,956
  *Butler International, Inc...........................   23,200          274,050
  *Buttrey Food & Drug Stores Co.......................   70,700          742,350
  CFX Corp.............................................   59,796        1,001,583
  *CMC Industries, Inc.................................   11,200           85,400
  CML Group, Inc.......................................  326,300          774,962
  CPB, Inc.............................................   38,000        1,339,500
  CPI Corp.............................................  100,800        1,890,000
  *CS Short Co.........................................    1,770            6,637
  *CSP, Inc............................................   29,200          208,050
  *CSS Industries, Inc.................................   17,900          539,237
  CTS Corp.............................................   60,100        4,146,900
  CU Bancorp...........................................   46,200          693,000
  Cadmus Communications Corp...........................   65,800          929,425
  *Caere Corp..........................................   21,900          179,306
  *Calcomp Technology, Inc.............................   25,200           53,550
  *#Caldor Corp........................................  111,100          166,650
  California Financial Holding Corp....................   38,830        1,145,485
  *California Microwave, Inc...........................  157,700        1,921,969
  Calmat Co............................................  188,800        3,752,400
  *Calumet Bancorp, Inc................................   18,000          690,750
  *Cambridge Soundworks, Inc...........................   24,300          118,462
  *Campo Eletronics, Appliances & Computers, Inc.......   43,900           41,842
  *Canandaigua Wine Co., Inc. Class A..................   87,400        2,714,862
  *Canisco Resources, Inc..............................    5,700           10,687
  Cape Cod Bank & Trust Co.............................   11,200          326,900
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Capital Pacific Holdings, Inc.......................   39,950   $      107,366
  Capital Re Corp......................................  132,900        5,830,987
  Capitol Bancorp, Ltd.................................   31,570          505,120
  Capsure Holdings Corp................................  130,600        1,632,500
  *Cardinal Realty Services, Inc.......................   15,500          375,875
  *Cardiotech International, Inc.......................   15,572           28,224
  *Care Group, Inc.....................................   71,130           73,353
  *Carmike Cinemas, Inc. Class A.......................   42,400        1,473,400
  #Carnegie Bancorp....................................   18,195          312,727
  Carolina First Corp..................................   26,522          411,091
  Carpenter Technology Corp............................   56,600        2,447,950
  *Carr-Gottstein Foods Co.............................  100,657          490,703
  *Carson Pirie Scott & Co.............................  136,900        4,415,025
  Carter-Wallace, Inc..................................  237,800        3,923,700
  *Carver Corp. WA.....................................   16,200           22,781
  Cash America International, Inc......................  224,100        2,184,975
  *Casino America, Inc.................................  323,400          757,969
  *Casino Data Systems.................................  150,000          656,250
  *Casino Magic Corp...................................  151,600          213,187
  *Castle & Cooke, Inc.................................    2,800           42,700
  *Catalina Lighting, Inc..............................   85,700          310,662
  *Catalyst Semiconductor, Inc.........................   66,700          133,400
  *Catherines Stores Corp..............................  114,400          493,350
  Cato Corp. Class A...................................  371,700        1,858,500
  *Cayenne Software, Inc...............................   52,100          172,581
  *Celadon Group, Inc..................................  100,000        1,125,000
  *Celebrity, Inc......................................   51,500          170,594
  *Cell Genesys, Inc...................................   35,500          199,687
  *Cellpro, Inc........................................   23,800          151,725
  *Cellstar Corp.......................................   15,200          544,350
  Cenfed Financial Corp................................   46,222        1,331,771
  Cenit Bancorp, Inc...................................   13,300          585,200
  *Centennial Cellular Corp. Class A...................  139,800        1,974,675
  *Centigram Communications Corp.......................   86,800          992,775
  Central & Southern Holding Co........................   14,700          245,306
  Central Co-Operative Bank Somerville, MA.............   17,900          299,825
  Central Reserve Life Corp............................   26,600          142,975
  *Central Sprinkler Corp..............................   31,900          661,925
  Centris Group, Inc...................................   46,800          883,350
  *Cephalon, Inc.......................................   48,600          604,462
  *Ceradyne, Inc.......................................   11,100           52,031
  *Chancellor Broadcasting Co. Class A.................    4,800          164,400
  Chaparral Steel Co...................................  225,500        3,382,500
  *Charming Shoppes, Inc...............................  694,800        3,669,412
  *Chart House Enterprises, Inc........................   72,500          507,500
  Charter Financial, Inc...............................   25,500          454,219
  Charter Power Systems, Inc...........................   10,000          337,500
  *Check Technology Corp...............................    7,600           47,975
  *#Checkers Drive-In Restaurant, Inc..................      100              119
  *Checkpoint System, Inc..............................   84,700        1,206,975
  Chemed Corp..........................................   16,000          584,000
  *Chemfab Corp........................................   16,050          288,900
  Chemfirst, Inc.......................................   40,100        1,037,587
  *Cherry Corp. Class A................................   48,700          575,269
  *Cherry Corp. Class B................................   32,500          396,094
  Chesapeake Corp......................................    6,000          201,000
  Chester Valley Bancorp...............................      757           14,383
  *Chic by His, Inc....................................   75,800          521,125
  #Chicago Rivet & Machine Co..........................    5,900          275,825

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Children's Discovery Centers of America, Inc. Class
    A..................................................   76,200   $      557,212
  *Chips & Technologies, Inc...........................   19,300          212,300
  Chittenden Corp......................................   30,820          924,600
  *Chock Full O' Nuts Corp.............................  107,323          630,523
  *Christiana Companies, Inc...........................   60,000        2,040,000
  *Chrysalis International Corp........................   65,000          278,281
  *Cidco, Inc..........................................  112,600        1,632,700
  *Cincinnati Microwave, Inc...........................   18,500               18
  *Cinergi Pictures Entertainment, Inc.................   73,700           56,427
  *Circon Corp.........................................   26,500          339,531
  *Circuit Systems, Inc................................   42,500          237,734
  *Cirrus Logic, Inc...................................    7,500           90,469
  *Citadel Holding Corp................................   50,600          164,450
  *Citation Computer System, Inc.......................   11,200           70,700
  *Citation Corp.......................................  143,000        2,136,062
  Citfed Bancorp, Inc..................................   48,400        1,784,750
  Citizens Banking Corp................................   59,600        1,944,450
  *Civic Bancorp.......................................   35,900          428,556
  *Clean Harbors, Inc..................................  117,500          176,250
  Cleveland Cliffs, Inc................................  131,300        5,547,425
  *Clintrials Research, Inc............................  286,300        2,845,106
  *Coast Distribution System...........................   85,100          276,575
  *Coast Savings Financial, Inc........................   61,000        2,600,125
  Coastal Bancorp, Inc.................................   43,100        1,163,700
  *Coastal Physician Group, Inc........................  185,000          173,437
  *#Coastcast Corp.....................................   18,500          242,812
  *Cobra Electronic Corp...............................   51,300          157,106
  Coca-Cola Bottling Co. Consolidated..................    9,700          431,650
  *Code-Alarm, Inc.....................................   23,200           53,650
  *Coeur d'Alene Mines Corp. ID........................  175,000        2,384,375
  *Coherent, Inc.......................................   36,800        1,596,200
  *Coho Energy, Inc....................................  270,200        2,541,569
  Collagen Corp........................................   72,100        1,225,700
  Collective Bancorp, Inc..............................   43,600        1,874,800
  Collins Industries, Inc..............................   12,500           71,094
  *Columbia Banking System, Inc........................   32,697          600,807
  *Columbus Energy Corp................................   16,700          175,350
  *Comdial Corp........................................   71,700          488,456
  Commercial Bancshares, Inc...........................   24,045          396,742
  Commercial Federal Corp..............................   34,294        1,196,003
  Commercial Intertech Corp............................   91,600        1,190,800
  Commercial Metals Co.................................  133,800        3,963,825
  *Commonwealth Industries, Inc........................    9,100          172,900
  *Communications Central, Inc.........................   57,200          586,300
  Community Bank System, Inc...........................   58,000        1,355,750
  Community Bankshares, Inc. NH........................   20,500          717,500
  Community Trust Bancorp, Inc.........................   29,370          726,907
  Computer Data Systems, Inc...........................   18,700          513,081
  *Computer Outsourcing Services, Inc..................   33,600          159,600
  *Computrac, Inc......................................   25,900           38,850
  *Comshare, Inc.......................................   14,250          194,156
  *Comstock Resources, Inc.............................    5,900           60,475
  *Comtech Telecommunications Corp.....................   19,600           73,500
  *#Concord Fabrics, Inc. Class A......................   16,400          108,650
  *Cone Mills Corp. NC.................................  250,400        2,159,700
  *Conmed Corp.........................................  198,561        3,760,249
  *Continental Can, Inc. DE............................   32,400          627,750
  Continental Homes Holding Corp.......................   58,248          953,811
  *Continental Materials Corp..........................    2,300           50,456
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Control Data Systems, Inc...........................   81,800   $    1,180,987
  *Convest Energy Corp.................................   10,000           75,000
  Cooker Restaurant Corp...............................  150,000        1,725,000
  *Cooperative Bankshares, Inc.........................   10,400          223,600
  *Copart, Inc.........................................   52,900          826,562
  *Copley Pharmaceutical, Inc..........................   54,600          354,900
  *Coram Healthcare Corp...............................   34,300           94,325
  Core Industries, Inc.................................  106,000        1,908,000
  *Core, Inc...........................................    7,400           60,587
  *Cornerstone Imaging, Inc............................   72,000          612,000
  *Corrpro Companies, Inc..............................   54,800          472,650
  *Cortech, Inc........................................   71,900           58,419
  *Cosmetic Centers, Inc. Class C......................    8,646           38,906
  Courier Corp.........................................   15,600          276,900
  *Cover-All Technologies, Inc.........................   50,000           75,000
  *Craig Corp..........................................   37,300          629,437
  *Criticare Systems, Inc..............................   53,900          303,187
  *Crop Growers Corp...................................   64,200          629,962
  Cross (A.T.) Co. Class A.............................   94,500        1,051,312
  *Crosscomm Corp......................................   78,100          741,950
  *Crowley, Milner & Co................................   18,000          127,125
  *Crown Books Corp....................................   20,300          253,750
  *Crown Central Petroleum Corp. Class A...............   40,300          544,050
  *Crown Central Petroleum Corp. Class B...............   43,300          560,194
  Crown Crafts, Inc....................................   78,300          812,362
  *Crown Vantage, Inc..................................    4,820           42,476
  *Crown-Andersen, Inc.................................   13,600           88,400
  *Cruise America, Inc.................................   45,500          233,187
  Cubic Corp...........................................   74,250        1,744,875
  Culp, Inc............................................    8,100          140,737
  Curtiss-Wright Corp..................................   43,600        2,534,250
  *Custom Chrome, Inc..................................   62,500          750,000
  *Cyberoptics Corp....................................   42,900          713,212
  *Cybex International, Inc............................   42,300          433,575
  *Cyrk, Inc...........................................   90,600        1,058,887
  *Cytrx Corp..........................................   63,500          261,937
  *D&N Financial Corp..................................   49,700          891,494
  *DBA Systems, Inc....................................   40,600          230,912
  *DII Group, Inc......................................   52,200        1,650,825
  *DIY Home Warehouse, Inc.............................   71,400          272,212
  *DM Management Co....................................   32,300          278,587
  *DSP Group, Inc......................................    7,300          102,656
  *DSP Technology, Inc.................................   13,600           78,200
  DT Industries, Inc...................................   50,000        1,587,500
  *DVI, Inc............................................   68,500          916,187
  *Dairy Mart Convenience Stores, Inc. Class A.........    9,000           52,875
  *Daka International, Inc.............................   98,000        1,231,125
  *Damark International, Inc. Class A..................   68,800        1,057,800
  Dames & Moore, Inc...................................  149,300        1,754,275
  Daniel Industries, Inc...............................  145,700        1,948,737
  *Danskin, Inc........................................   29,600           40,700
  Dart Group Corp. Class A.............................    5,600          557,200
  *Data Broadcasting Corp..............................   63,870          315,358
  *Data General Corp...................................   34,100          728,887
  *Data I/O Corp.......................................   57,400          333,637
  *Data Race, Inc......................................   29,800          443,275
  *Data Systems & Software, Inc........................   69,300          355,162
  *Data Translation, Inc...............................    8,250           30,422

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Dataflex Corp.......................................   51,200   $      169,600
  *Datakey, Inc........................................   19,100           52,525
  *Dataram Corp........................................   26,600          272,650
  *Datascope Corp......................................   12,000          229,500
  *Dataware Technologies, Inc..........................   52,200          179,437
  *Datron Systems, Inc.................................   25,600          262,400
  *Datum, Inc..........................................   27,000          659,812
  *Davco Restaurants, Inc..............................   42,800          395,900
  *#Dave and Busters, Inc..............................    2,140           48,417
  *Dawson Geophysical Co...............................   36,600          484,950
  Daxor Corp...........................................   44,000          418,000
  *DeGeorge Financial Corp.............................   19,900           25,497
  Deb Shops, Inc.......................................  102,500          442,031
  *Deckers Outdoor Corp................................   75,800          563,762
  Decorator Industries, Inc............................   13,333          153,329
  Defiance, Inc........................................   52,200          378,450
  *Deflecta-Shield Corp................................   39,400          359,525
  *Del Global Technologies Corp........................   64,477          572,233
  *Delaware Ostego Corp................................    1,214           25,342
  Delchamps, Inc.......................................   88,200        2,442,037
  Delta Natural Gas Co., Inc...........................   19,500          329,062
  *Delta Woodside Industries, Inc......................  201,500        1,183,812
  *Designs, Inc........................................  167,600          712,300
  *Detection Systems, Inc..............................   30,000          555,000
  *Detrex Corp.........................................    2,800           24,150
  *Detroit Diesel Corp.................................   89,500        1,969,000
  *Devcon International Corp...........................   37,400          198,687
  *Devlieg-Bullard, Inc................................    6,600           20,419
  *Dianon Systems, Inc.................................   40,000          367,500
  *Digi International, Inc.............................  112,000        1,015,000
  *Digital Sound Corp..................................   25,000           29,687
  Dime Financial Corp..................................   38,900          884,975
  *Discount Auto Parts, Inc............................  141,000        2,626,125
  *Dixie Group, Inc....................................   97,300          802,725
  *#Dixon Ticonderoga Co...............................   27,250          289,531
  *Dominion Bridge Corp................................  137,100          201,366
  *Dominion Homes, Inc.................................   53,000          245,125
  Donegal Group, Inc...................................   34,000          843,625
  Donnelly Corp. Class A...............................   78,250        1,330,250
  *Donnkenny, Inc......................................  112,000          455,000
  *Dotronix, Inc.......................................    1,000            1,062
  *Dover Downs Entertainment, Inc......................   13,000          248,625
  Downey Financial Corp................................  252,527        5,050,540
  *Dress Barn, Inc.....................................  170,223        2,915,069
  *Drug Emporium, Inc..................................  111,500          487,812
  *Drypers Corp........................................   49,400          302,575
  *Durakon Industries, Inc.............................  107,400        1,047,150
  Duty Free International, Inc.........................   51,700          807,812
  Dyersburg Corp.......................................  108,700          869,600
  Dynamics Corp. of America............................   62,300        3,597,825
  *Dynamics Research Corp..............................   51,964          464,428
  *Dynatech Corp.......................................   41,800        1,567,500
  *E-Z-Em, Inc. Class A................................   33,900          279,675
  *E-Z-Em, Inc. Class B................................    2,473           18,857
  *EA Engineering Science & Technology, Inc............   55,825          104,672
  *#EA Industries, Inc.................................   44,400          105,450
  *ECC International Corp..............................   67,100          444,537
  *EIS International, Inc..............................  132,800          896,400
  *ELXSI Corp..........................................   27,900          176,119
  EMC Insurance Group, Inc.............................   33,600          407,400
                                                          SHARES           VALUE+
                                                         --------  --------------
  *ERO, Inc............................................    8,800   $       97,900
  *ESCO Electronics Corp. Trust Receipts...............  193,400        2,006,525
  Eagle Bancshares, Inc................................   38,400          619,200
  Eagle Financial Corp.................................   38,537        1,059,767
  *Eagle Food Centers, Inc.............................   74,300          464,375
  *Eagle Hardware & Garden, Inc........................  129,400        3,113,687
  Eastern Bancorp, Inc.................................   25,800          675,637
  Eastern Co...........................................   19,600          249,900
  Eaton Vance Corp.....................................  159,846        3,936,208
  Ecology & Environment, Inc. Class A..................   18,300          146,400
  *#Edison Brothers Stores, Inc........................   44,500           30,594
  *Edisto Resources Corp...............................  102,200        1,022,000
  Edo Corp.............................................   31,500          216,562
  *#Education Alternatives, Inc........................   60,000          270,000
  *Educational Insights, Inc...........................   49,300           92,437
  *Egghead, Inc........................................  224,625        1,052,930
  Ekco Group, Inc......................................  214,300        1,098,287
  *El Chico Restaurants, Inc...........................   40,900          260,737
  Elcor Corp...........................................   15,700          439,600
  *Electro Rent Corp...................................   39,000          916,500
  *Electro Scientific Industries, Inc..................   51,700        1,951,675
  *Electroglas, Inc....................................  147,500        3,715,156
  *Electromagnetic Sciences, Inc.......................   66,350        1,268,944
  *Electronic Fab Technology, Inc......................   34,700          225,550
  *Elek-Tek, Inc.......................................   49,300           80,112
  *Emcon...............................................   86,700          292,612
  *Empire of Carolina, Inc.............................   87,550          235,291
  *Emulex Corp.........................................   11,750          237,937
  Energen Corp.........................................  116,300        3,837,900
  Engineered Support Systems, Inc......................   24,500          323,094
  #Engle Homes, Inc....................................   53,800          494,287
  Enhance Financial Services Group, Inc................  141,100        5,890,925
  *Enstar, Inc.........................................   20,866          103,026
  *Environmental Elements Corp.........................   30,300           66,281
  *Enviroq Corp........................................    2,420            4,840
  *Envirotest Systems Corp. Class A....................   98,100          187,003
  *Equinox Systems, Inc................................   32,500          341,250
  *Equitex, Inc........................................    9,400           17,037
  *Equitrac Corp.......................................   26,500          352,781
  *Equity Oil Co.......................................  122,000          350,750
  Espey Manufacturing & Electronics Corp...............    3,500           59,937
  *Esterline Technologies Corp.........................   63,600        1,915,950
  *Evans & Sutherland Computer Corp....................   76,100        1,997,625
  *Evans Systems, Inc..................................   23,585           78,125
  *Evans, Inc..........................................   20,800           17,550
  Evergreen Bancorp, Inc. DE...........................   63,100          954,387
  *Evergreen Resources, Inc............................   39,000          360,750
  *Exabyte Corp........................................  115,000        1,602,812
  *Exar Corp...........................................   74,100        1,375,481
  Excel Industries, Inc................................   85,900        1,556,937
  *Executone Information Systems, Inc..................   86,900          176,516
  #Exide Corp..........................................  168,600        3,688,125
  *Exide Electronics Group, Inc........................  146,000        1,669,875
  *Ezcorp, Inc. Class A Non-Voting.....................   80,000          640,000
  FCB Financial Corp...................................   18,200          436,800
  FDP Corp.............................................   10,500           76,125

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  FFLC Bancorp.........................................   20,500   $      563,750
  FFY Financial Corp...................................   42,100        1,099,862
  *FM Properties, Inc..................................   97,700          354,162
  FNB Rochester Corp...................................   30,300          443,137
  *FPA Corp............................................   20,100           15,075
  *FSI International, Inc..............................  181,200        2,514,150
  *FTP Software, Inc...................................  142,200          808,762
  Fab Industries, Inc..................................   67,081        2,096,281
  *Fabri-Centers of America, Inc. Class A..............   35,700          838,950
  *Fabri-Centers of America, Inc. Class B..............   35,700          763,087
  *Failure Group, Inc..................................   59,100          354,600
  *Fairchild Corp. Class A.............................  113,700        1,861,837
  *Fansteel, Inc.......................................   74,700          550,912
  *Farah, Inc..........................................  163,600        1,451,950
  Farmer Brothers Co...................................       84           10,836
  *Farr Co.............................................   34,800          511,125
  Farrel Corp..........................................   47,800          164,312
  Federal Screw Works..................................    2,000           80,000
  *Fibermark, Inc......................................   41,550          856,969
  *Fibreboard Corp.....................................   71,200        3,871,500
  Fidelity Bancorp, Inc. Delaware......................   23,600          451,350
  *Fieldcrest Cannon, Inc..............................  104,600        1,961,250
  *Fifty-Off Stores, Inc...............................   42,600              852
  *Figgie International, Inc. Class B..................   17,700          201,337
  *Filenes Basement Corp...............................  196,900        1,230,625
  *Filenet Corp........................................    5,200           85,800
  *Financial Bancorp., Inc.............................   25,000          425,000
  Fingerhut Companies, Inc.............................   55,500          978,187
  First Albany Companies, Inc..........................   27,492          353,959
  *First Alert, Inc....................................  191,900          473,753
  First American Financial Corp........................  106,700        3,801,187
  *First Cash, Inc.....................................   30,100          180,600
  First Central Financial Corp.........................   49,600           68,200
  First Citizens Bancshares, Inc. NC...................   30,400        2,599,200
  *First Citizens Financial Corp.......................   20,716          577,458
  First Commonwealth Financial Corp....................    9,500          184,062
  First Defiance Financial Corp........................   72,700        1,017,800
  First Essex Bancorp..................................   54,500          933,312
  First Federal Capital Corp...........................   43,740        1,295,797
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................   22,600          562,175
  First Financial Corp. of Western Maryland............   15,000          545,625
  First Financial Corp. WI.............................   15,000          420,937
  First Financial Holdings, Inc........................   50,300        1,326,662
  First Indiana Corp...................................   53,522        1,077,130
  First Liberty Financial Corp.........................   47,850        1,025,784
  *#First Merchants Acceptance Corp....................   65,300          358,130
  First Northern Capital Corp..........................   40,700          814,000
  First Oak Brook Bancshares, Inc. Class A.............   14,500          431,375
  First Palm Beach Bancorp, Inc........................   40,800        1,208,700
  *First Republic Bancorp, Inc.........................   64,603        1,292,060
  First Savings Bancorp, Inc. North Carolina...........   29,500          580,781
  First Savings Bank...................................   46,800          979,875
  First Southeast Financial Corp.......................   52,400          563,300
  *#First Team Sports, Inc.............................   85,600          615,250
  First Western Bancorp, Inc...........................   12,800          443,200
                                                          SHARES           VALUE+
                                                         --------  --------------
  Firstbank of Illinois Co.............................    1,200   $       45,150
  Firstfed Bancshares, Inc.............................   32,550          589,969
  *FirstFed Financial Corp. DE.........................   95,700        2,607,825
  *Fischer Imaging Corp................................   80,600          518,862
  Fleming Companies, Inc...............................  143,297        2,722,643
  Flexsteel Industries, Inc............................   57,400          663,687
  Florida Rock Industries, Inc.........................   82,900        2,777,150
  *Florsheim Group, Inc................................   66,900          581,194
  Fluke Corp...........................................   48,310        2,409,461
  *Fluor Daniel/GTI, Inc...............................   15,822          110,754
  *Foilmark, Inc.......................................   23,200           83,375
  *Foodarama Supermarkets, Inc.........................   12,400          234,825
  *Foothill Independent Bancorp........................   36,220          495,761
  Forest City Enterprises, Inc. Class A................   66,600        2,938,725
  *Foster (L.B.) Co. Class A...........................   81,000          326,531
  *Four Kids Entertainment, Inc........................   17,000           48,875
  Franklin Bank National Associaton Southfield, MI.....   27,960          368,722
  *Franklin Electronic Publishers, Inc.................   64,600          654,075
  Freds, Inc. Class A..................................   88,500        1,189,219
  Fremont General Corp.................................   99,590        3,498,099
  *Fresh Choice, Inc...................................   55,200          205,275
  Friedman Industries, Inc.............................   55,517          340,042
  *Friedmans, Inc. Class A.............................   94,200        1,760,362
  Frisch's Restaurants, Inc............................   58,905          861,486
  *Funco, Inc..........................................   34,300          550,944
  *Fuqua Enterprises, Inc..............................   36,400          700,700
  Furon Co.............................................   21,900          558,450
  *Fusion Systems Corp.................................   64,000        1,996,000
  *G-III Apparel Group, Ltd............................   50,700          299,447
  GBC Bancorp..........................................   48,200        1,717,125
  *GC Companies, Inc...................................   33,700        1,432,250
  *GNI Group, Inc......................................   42,700          261,537
  *GTI Corp............................................  113,200          742,875
  *GZA Geoenvironmental Technologies, Inc..............   36,500           99,234
  *Galey & Lord, Inc...................................  105,400        1,857,675
  *Galileo Corp........................................   57,700          414,719
  Gamma Biologicals, Inc...............................   45,500          190,531
  *Gantos, Inc.........................................   64,950          192,820
  Garan, Inc...........................................   58,000        1,152,750
  *Garden Fresh Restaurant Corp........................   14,500          142,281
  *Garnet Resources Corp...............................   39,600           13,612
  *Gasonics International, Inc.........................   19,200          230,400
  *Gehl Co.............................................   53,500          829,250
  *General Communications, Inc. Class A................   10,000           69,687
  *General Datacomm Industries, Inc....................  170,300        1,532,700
  *General Host Corp...................................  314,370          943,110
  General Housewares Corp..............................   38,700          387,000
  *General Microwave Corp..............................      400            2,750
  *Genesco, Inc........................................   29,500          405,625
  *#Geneva Steel Co. Class A...........................  202,100          479,987
  *Genicom Corp........................................   90,400          556,525
  *Genlyte Group, Inc..................................   85,500        1,106,156
  Genovese Drug Stores, Inc. Class A...................    8,250          131,484
  *Genus, Inc..........................................  135,000          780,469
  Geon Co..............................................   26,000          565,500
  George Mason Bankshares, Inc.........................   15,000          312,187
  *Geoscience Corp.....................................   50,000          468,750
  Gerber Scientific, Inc...............................  339,500        6,408,062

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Getty Petroleum Marketing, Inc......................    1,000   $        4,750
  Getty Realty Corp....................................    1,000           16,750
  *Giant Group, Ltd....................................   50,600          354,200
  Giant Industries, Inc................................  154,900        2,246,050
  *Gibraltar Packaging Group, Inc......................   67,200          210,000
  *Gibson Greetings, Inc...............................  134,300        2,895,844
  Giddings & Lewis, Inc................................  274,100        5,173,637
  *Giga-Tronics, Inc...................................   19,900          148,006
  *Gish Biomedical, Inc................................   28,800          146,700
  Gleason Corp.........................................   46,900        1,741,162
  *Global Industrial Technologies, Inc.................   71,100        1,315,350
  *Global Village Communication, Inc...................   92,200          325,581
  *Golden Books Family Entertainment, Inc..............   78,800          886,500
  Golden Poultry Co., Inc..............................   95,150        1,290,472
  *Good Guys, Inc......................................  218,300        1,282,512
  Gorman-Rupp Co.......................................    9,100          161,525
  *Gottschalks, Inc....................................   83,700          481,275
  *Government Technology Services, Inc.................   55,900          272,512
  *Gradco Systems, Inc.................................   78,000          326,625
  *Graham Corp.........................................   25,950          386,006
  Graham-Field Health Products, Inc....................   92,400          981,750
  *Grand Casinos, Inc..................................  331,900        4,273,212
  Grand Premier Financial, Inc.........................   54,907          655,452
  Granite Construction, Inc............................  146,350        2,927,000
  Granite State Bankshares, Inc........................   22,800          400,425
  Graphic Industries, Inc..............................   93,500        1,022,656
  Greater New York Savings Bank NY.....................  101,800        1,959,650
  Green (A.P.) Industries, Inc.........................   67,394          623,394
  Greenbrier Companies, Inc............................  189,900        2,136,375
  *Greyhound Lines, Inc................................  254,000        1,063,625
  *Grist Mill & Co.....................................   56,200          367,056
  *Grossmans, Inc......................................  154,000           24,062
  *Ground Round Restaurants, Inc.......................   83,900          124,539
  *Group Technologies Corp.............................  105,000          144,375
  *Gryphon Holdings, Inc...............................   54,300          800,925
  Guaranty National Corp...............................   60,405        1,298,707
  *Guest Supply, Inc...................................   54,800          493,200
  Guilford Mills, Inc..................................  188,400        3,697,350
  *Gulfmark Offshore, Inc..............................   22,200          419,025
  *Gundle/SLT Environmental, Inc.......................  182,900          960,225
  *HCIA, Inc...........................................    2,000           50,000
  HF Financial Corp....................................   24,200          474,925
  *HMG Worldwide Corp..................................   50,700           49,116
  HMI Industries, Inc..................................    9,000           52,312
  *HMN Financial, Inc..................................   38,700          856,237
  *HPSC, Inc...........................................   42,000          254,625
  *HS Resources, Inc...................................  171,800        2,491,100
  *Hadco Corp..........................................   12,500          750,781
  Haggar Corp..........................................   68,200          916,437
  *Hahn Automotive Warehouse, Inc......................   38,746          305,125
  *Hampshire Group, Ltd................................   19,100          290,081
  *Hampton Industries, Inc.............................   36,690          288,934
  *Handleman Co........................................  270,436        1,791,638
  Handy & Harman.......................................   98,007        1,629,366
  *Hanger Orthopedic Group, Inc........................   55,600          496,925
  *Harding Lawson Associates Group, Inc................   51,700          355,437
  Harleysville Group, Inc..............................  120,600        4,356,675
  Harris Savings Bank PA...............................    4,800           98,400
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Harry's Farmers Market, Inc. Class A................   35,600   $      140,175
  *Hartmarx Corp.......................................  349,700        3,453,287
  *Harvey Entertainment Co.............................   36,600          427,762
  Harvey's Casino Resorts..............................  108,300        1,827,562
  Haskel International, Inc............................   37,600          376,000
  Hastings Manufacturing Co............................      850           22,472
  *Hathaway Corp.......................................   35,300           92,662
  *Hauser, Inc.........................................   88,700          543,287
  Haven Bancorp, Inc...................................   37,600        1,278,400
  Haverty Furniture Co., Inc...........................  140,100        1,654,931
  *Hawthorne Financial Corp............................   22,000          247,500
  *Hays Wheels International, Inc......................   23,900          516,837
  *Health Risk Management, Inc.........................   15,300          179,775
  *Healthcare Services Group, Inc......................   74,000          837,125
  *Healthplan Services Corp............................   17,540          293,795
  *Hechinger Co. Class A...............................  333,100          416,375
  *Hechinger Co. Class B...............................   85,500          267,187
  *Hector Communications Corp..........................    8,500           80,219
  Heico Corp...........................................   19,544          434,854
  Heilig-Meyers Co.....................................  253,150        4,176,975
  *Hein-Werner Corp....................................   18,886          132,202
  *Heist (C.H.) Corp...................................   16,800          109,200
  *Hello Direct, Inc...................................   15,000           96,562
  *Herley Industries, Inc..............................   15,400          179,987
  *Hi-Lo Automotive, Inc...............................  126,700          332,587
  *Hi-Shear Industries, Inc............................   53,500          133,750
  *Hi-Tech Pharmacal, Inc..............................   36,300          176,962
  *High Plains Corp....................................  131,900          461,650
  *Hitox Corp..........................................    9,100           32,419
  Hoenig Group, Inc....................................   81,500          432,969
  *Holiday RV Superstores, Inc.........................   60,800          115,900
  *Hologic, Inc........................................   19,600          466,725
  *Holopak Technologies, Inc...........................   27,800           79,925
  Home Federal Bancorp.................................   23,250          624,844
  Home Port Bancorp, Inc...............................   14,500          284,562
  *Home Products International, Inc....................    4,900           45,631
  *Home State Holdings, Inc............................   79,500           37,266
  *Homecorp, Inc.......................................    5,100          108,375
  *Homeowners Group, Inc...............................   21,600           41,175
  Hooper Holmes, Inc...................................   38,800          853,600
  Horizon Financial Corp...............................   58,765          892,493
  *Horizon/CMS Healthcare Corp.........................   12,000          219,000
  *Hospital Staffing Services, Inc.....................   53,700          130,894
  *Hovnanian Enterprises, Inc. Class A.................  211,784        1,257,467
  #Howell Corp.........................................   34,200          577,125
  Howell Industries, Inc...............................    1,600           55,800
  Hudson Foods, Inc. Class A...........................  322,250        5,115,719
  Hudson General Corp..................................   32,900        1,316,000
  Huffy Corp...........................................  107,700        1,400,100
  Hughes Supply, Inc...................................   75,500        2,887,875
  *Hugoton Energy Corp.................................  291,000        3,255,562
  Hunt (J.B.) Transport Services, Inc..................  130,100        1,959,631
  Huntco, Inc. Class A.................................   74,500          996,437
  *Hurco Companies, Inc................................    9,700           53,350
  *Hycor Biomedical, Inc...............................   71,700          134,437
  *Hyde Athletic Industries, Inc. Class A..............   19,800           97,762
  *Hyde Athletic Industries, Inc. Class B..............   30,000          146,250
  *ICF Kaiser International, Inc.......................   28,200           66,975

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CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  ICO, Inc.............................................  175,700   $      873,009
  *ICU Medical, Inc....................................   70,200          618,637
  *IEC Electronics Corp................................   60,400          713,475
  *IFR Systems, Inc....................................   26,000          411,125
  *IHOP Corp...........................................   33,900          955,556
  *IPC Information Systems, Inc........................    8,900          107,912
  *ITC Learning Corp...................................   28,200          133,950
  *ITI Technologies, Inc...............................      300            4,819
  *Immulogic Pharmaceutical Corp.......................   49,700          195,694
  *Imo Industries, Inc.................................   20,900           62,700
  *Imperial Bancorp....................................   54,010        1,343,499
  *Imperial Holly Corp.................................  147,000        1,800,750
  *In Focus Systems, Inc...............................   24,000          622,500
  *In Home Health, Inc.................................  116,200          174,300
  *#Inacom Corp........................................   89,000        2,875,812
  *Inco Homes Corp.....................................      156              600
  *Incstar Corp........................................   18,200          110,622
  *Indenet, Inc........................................   46,000           66,125
  Independence Holding Co..............................   52,600          456,962
  Independent Bank Corp. MA............................   61,200          650,250
  Independent Bank East................................   13,230          362,998
  Indiana Federal Corp.................................   31,950          834,694
  Industrial Acoustics Co., Inc........................      700            6,387
  *Information Resources, Inc..........................   77,600        1,164,000
  Ingles Market, Inc. Class A..........................   87,400        1,256,375
  *Innodata Corp.......................................   11,600            7,975
  *Innoserv Technologies, Inc..........................   13,700           26,972
  Insituform East, Inc.................................   31,200           86,775
  *Insituform Technologies, Inc. Class A...............  163,900        1,003,887
  Insteel Industries, Inc..............................   71,800          556,450
  Instron Corp.........................................   49,100          613,750
  *Insurance Auto Auctions, Inc........................   90,400          717,550
  Integrated Health Services, Inc......................  140,250        5,049,000
  *Integrated Silicon Solution, Inc....................      500            4,891
  *Integrated Waste Services, Inc......................   47,400           14,812
  *Intellicall, Inc....................................   29,500          136,437
  *Intelligent Electronics, Inc........................  224,039          595,104
  *Intelligent Systems Corp............................   40,675          167,784
  *Inter-Tel, Inc......................................   22,700          357,525
  Intercargo Corp......................................   30,100          308,525
  *Intercel, Inc.......................................  216,400        2,921,400
  *Interface Systems, Inc..............................   35,800          118,587
  Interface, Inc. Class A..............................  132,600        3,058,087
  *Intergraph Corp.....................................  327,100        2,299,922
  *Interlinq Software Corp.............................   52,800          207,075
  *International Alliance Services, Inc................   37,960          346,385
  International Aluminum Corp..........................   33,600          882,000
  *International Lottery & Totalizer Systems, Inc......    9,600           13,650
  International Multifoods Corp........................  241,400        6,819,550
  *International Rectifier Corp........................   23,500          393,625
  *International Remote Imaging Systems, Inc...........    3,000           12,375
  International Shipholding Corp.......................   70,475        1,206,884
  *International Technology Corp.......................   84,225          610,631
  *International Thoroughbred Breeders, Inc............   89,900          404,550
  *Interphase Corp.....................................   37,000          291,375
  Interpool, Inc.......................................   97,000        1,358,000
  Interra Financial, Inc...............................   90,650        3,943,275
                                                          SHARES           VALUE+
                                                         --------  --------------
  Interstate Johnson Lane, Inc.........................   38,200   $      744,900
  *Intertan, Inc.......................................  100,800          378,000
  *Intervisual Books, Inc. Class A.....................    9,900           17,944
  Interwest Bancorp....................................   17,600          607,200
  Investors Financial Services Corp....................    5,408          191,308
  Investors Financial Services Corp. Class A...........    1,039           36,755
  Investors Title Co...................................   18,200          266,175
  Isco, Inc............................................   15,800          128,375
  *Isolyser Co., Inc...................................  181,200          713,475
  *Isomedix, Inc.......................................   59,700          932,812
  *Iwerks Entertainment, Inc...........................   97,300          437,850
  *J & J Snack Foods Corp..............................   74,500        1,070,937
  J & L Specialty Steel, Inc...........................  272,700        3,476,925
  *J. Alexander's Corp.................................   44,400          366,300
  *JPE, Inc............................................   40,100          270,675
  JSB Financial, Inc...................................   80,800        3,514,800
  Jackpot Enterprises, Inc.............................   73,400          779,875
  *Jaclyn, Inc.........................................   26,900          114,325
  *Jaco Electronics, Inc...............................   33,146          223,736
  Jacobson Stores, Inc.................................   58,650          538,847
  *Jan Bell Marketing, Inc.............................  213,900          481,275
  *Jason, Inc..........................................  190,700        1,191,875
  *Jean Philippe Fragrances, Inc.......................   64,300          377,763
  Jefferson Savings Bancorp, Inc.......................   30,000          862,500
  John Alden Financial Corp............................  351,200        7,463,000
  *Johnson Worldwide Associates, Inc. Class A..........  122,100        1,518,619
  Johnston Industries, Inc.............................  107,925          741,984
  *Johnstown American Industries, Inc..................  117,900          626,344
  *Jones Intercable, Inc...............................   41,900          453,044
  *Jones Intercable, Inc. Class A......................  323,100        3,473,325
  *Jos. A. Bank Clothiers, Inc.........................  117,300          439,875
  *Jumbosports, Inc....................................  256,000        1,120,000
  *Just Toys, Inc......................................   14,000           17,938
  Justin Industries, Inc...............................  215,000        2,526,250
  K Swiss, Inc. Class A................................   30,400          402,800
  *K-Tron International, Inc...........................    6,300           81,900
  *KBK Capital Corp....................................    5,000           25,625
  *KLLM Transport Services, Inc........................   36,099          444,469
  *Kaiser Ventures, Inc................................   84,000          803,250
  Kaman Corp. Class A..................................  245,800        3,364,388
  Katy Industries, Inc.................................  135,800        2,121,875
  Kaye Group, Inc......................................   30,000          148,125
  Keithley Instruments, Inc............................    1,000            9,125
  Kellwood Co..........................................  175,518        4,585,408
  Kenan Transport Co...................................      200            4,050
  *Kentucky Electric Steel, Inc........................   32,600          179,300
  *Kerr Group, Inc.....................................   33,000           78,375
  Kewaunee Scientific Corp.............................   20,200          124,988
  *#Key Energy Group, Inc..............................   15,000          247,500
  *Key Production Co., Inc.............................   63,962          607,639
  *Key Tronic Corp.....................................   71,100          417,713
  *Keystone Consolidated Industries, Inc...............   76,186          685,674
  *Kimmins Corp........................................   12,600           46,463
  *Kinark Corp.........................................   42,600          143,775
  Kinetic Concepts, Inc................................    3,900           65,325
  *Kinnard Investment, Inc.............................   50,600          300,438
  *Kit Manufacturing Co................................   11,100          106,838
  Klamath First Bancorp, Inc...........................   97,400        1,789,725

THE U.S. SMALL CAP VALUE SERIES

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  Knape & Vogt Manufacturing Co........................   46,531   $      744,496
  *Koss Corp...........................................   21,700          206,150
  *Krug International Corp.............................   35,400          183,638
  *Krystal Co..........................................   24,000          120,000
  *Kulicke & Soffa Industries, Inc.....................   32,500        1,098,906
  LCS Industries, Inc..................................   13,200          207,900
  LSB Industries, Inc..................................   99,500          447,750
  LSI Industries, Inc..................................   13,230          198,450
  *LTX Corp............................................  278,200        1,721,363
  La-Z-Boy, Inc........................................   12,000          412,500
  *#Laboratory Corp. of America Holdings, Inc..........  188,000          540,500
  *Laclede Steel Co....................................   28,600          116,188
  *Ladd Furniture, Inc.................................   73,227          961,104
  *Laidlaw Environmental Services, Inc.................  648,134        1,863,385
  *Lamson & Sessions Co................................  134,700        1,043,925
  *Landair Services, Inc...............................   16,200          226,800
  *Landrys Seafood Restaurants, Inc....................    9,300          171,469
  *Laserscope..........................................   61,000          381,250
  Lawyers Title Corp...................................  112,112        2,018,016
  *Layne Christensen Co................................   29,600          640,100
  *Learning Co., Inc...................................  465,000        3,313,125
  *Leasing Solutions, Inc..............................    9,600          144,000
  *Lechters, Inc.......................................  226,400          841,925
  Lennar Corp..........................................  190,350        4,996,688
  Liberty Bancorp, Inc. Oklahoma.......................   67,700        3,397,694
  *Liberty Technologies, Inc...........................   39,000          131,625
  *Life USA Holdings, Inc..............................  171,900        2,073,544
  *Lifeline Systems, Inc...............................   19,500          348,563
  *Ligand Pharmaceuticals, Inc. Class B................   25,497          299,590
  Lillian Vernon Corp..................................   95,300        1,500,975
  *Lindal Cedar Homes, Inc.............................    8,000           32,750
  Lindberg Corp........................................   64,800          567,000
  *Liuski International, Inc...........................   30,700           41,253
  *#Live Entertainment, Inc............................    6,740           38,123
  *Lodgenet Entertainment Corp.........................   87,000          951,563
  *#Logic Devices, Inc.................................   50,900          117,706
  *Loronix Information Systems, Inc....................   38,800          126,100
  *Louis Dreyfus Natural Gas Corp......................  187,200        2,971,800
  Lufkin Industries, Inc...............................   53,700        1,272,019
  Lukens, Inc. DE......................................  143,300        2,812,263
  *Luria (L.) & Son, Inc...............................   75,800          170,550
  *Lynch Corp..........................................    2,300          196,075
  *M-Wave, Inc.........................................   24,800           55,800
  *#M.H. Meyerson & Co., Inc...........................   43,100          212,806
  M/A/R/C, Inc.........................................    5,002           92,537
  MAF Bancorp, Inc.....................................   78,177        3,263,890
  *MAIC Holdings, Inc..................................   13,500          513,000
  MDC Holdings, Inc....................................  151,988        1,291,898
  MFB Corp.............................................    7,200          138,600
  *MFRI, Inc...........................................   45,100          363,619
  *MHM Services, Inc...................................      712              534
  *MI Schottenstein Homes, Inc.........................   93,800        1,031,800
  *MK Gold Corp........................................  140,100          240,797
  MMI Companies, Inc...................................   79,200        1,881,000
  *MRS Technology, Inc.................................   67,600           70,769
  *MS Carriers, Inc....................................  134,000        2,772,125
  *MTI Technology Corp.................................   87,000          396,938
  MTS Systems Corp.....................................   71,600        1,839,225
                                                          SHARES           VALUE+
                                                         --------  --------------
  MYR Group, Inc.......................................   30,966   $      449,007
  *Macheezmo Mouse Restaurants, Inc....................   25,000           13,672
  Magna Bancorp........................................    1,800           42,188
  *Magnetek, Inc.......................................   25,100          439,250
  *Mapinfo Corp........................................   58,100          646,363
  Marcus Corp..........................................   92,500        2,266,250
  *Marine Drilling Companies, Inc......................   50,300        1,009,144
  *Mariner Health Group, Inc...........................  240,000        2,865,000
  *Marisa Christina, Inc...............................   92,000          874,000
  Maritrans, Inc.......................................  143,700        1,059,788
  *Mark VII, Inc.......................................    9,900          298,238
  *Marker International................................  115,000          503,125
  *Marlton Technologies, Inc...........................   17,100           59,850
  Marsh Supermarkets, Inc. Class A.....................   31,700          423,988
  Marsh Supermarkets, Inc. Class B.....................   37,800          503,213
  *Marshall Industries.................................   49,400        1,796,925
  Maryland Federal Bancorp.............................   28,665        1,089,270
  Massbank Corp. Reading, MA...........................   22,100          926,819
  *Matec Corp. DE......................................    6,900           31,266
  *Material Sciences Corp..............................  127,500        1,785,000
  *Matlack Systems, Inc................................   94,642          697,985
  *Matria Healthcare, Inc..............................   22,800          102,600
  *Matrix Pharmaceutical, Inc..........................  171,000        1,186,313
  *Matrix Service Co...................................   94,900          800,719
  *Mattson Technology, Inc.............................    3,900           41,194
  *Maverick Tube Corp..................................   44,000        1,322,750
  *Maxco, Inc..........................................   33,500          236,594
  *Maxim Group, Inc....................................   35,000          400,313
  *Maxwell Technologies, Inc...........................   38,290          756,228
  *Maxxam, Inc.........................................   73,600        3,238,400
  *Maxxim Medical, Inc.................................  125,900        1,841,288
  *Maynard Oil Co......................................   39,300          550,200
  McDonald & Co. Investment, Inc.......................   29,000        1,112,875
  *McFarland Energy, Inc...............................   52,300          676,631
  McGrath Rent Corp....................................   80,000        1,450,000
  McRae Industries, Inc. Class A.......................    1,000            8,500
  *Medalliance, Inc. Liquidating Trust Escrow..........   39,500                0
  *Medaphis Corp.......................................  317,600        2,520,950
  Medford Savings Bank MA..............................   38,100        1,038,225
  *Media 100, Inc......................................   69,300          402,806
  *#Media Logic, Inc...................................   20,100           61,556
  *Medical Action Industries, Inc......................   19,000           59,969
  *Medical Graphics Corp...............................   27,800          114,675
  *Medical Resources, Inc..............................   29,356          407,315
  *Medicore, Inc.......................................   13,100           33,569
  *Mediq, Inc..........................................    5,200           38,350
  *Medstone International, Inc.........................   14,500          112,375
  *Melamine Chemicals, Inc.............................   44,000          517,000
  *Mentor Graphics Corp................................   12,000           90,750
  Mercer International, Inc............................  106,800        1,221,525
  Merchants Bancorp, Inc...............................   19,700          741,213
  Merchants Group, Inc.................................   25,600          489,600
  *Meridian Data, Inc..................................   78,400          325,850
  Meridian Insurance Group, Inc........................   47,000          699,125
  *#Merisel, Inc.......................................  335,800          598,144
  *Merix Corp..........................................   49,500          792,000
  Merrimac Industries, Inc.............................   10,700          124,388
  *Mesa Air Group, Inc.................................  430,100        2,163,941
  *#Mesa, Inc..........................................  125,100          688,050

THE U.S. SMALL CAP VALUE SERIES

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Mesaba Holdings, Inc................................   27,100   $      399,725
  *Mestek, Inc.........................................   13,500          263,250
  *Metal Management, Inc...............................   15,900          140,119
  *Metatec Corp. Class A...............................  100,600          308,088
  *Metra Biosystems, Inc...............................   31,500          153,563
  *Metrocall, Inc......................................  231,000        1,126,125
  *Metromedia International Group, Inc.................   60,000          656,250
  *Michael Anthony Jewelers, Inc.......................   69,300          225,225
  Michael Foods, Inc...................................  173,981        2,468,355
  *Michaels Stores, Inc................................  254,400        5,008,500
  *Micro Warehouse, Inc................................  224,600        3,860,313
  *Microage, Inc.......................................  153,300        2,768,981
  *Microdyne Corp......................................    8,100           47,588
  *Micronics Computers, Inc............................  119,500          343,563
  *Microtest, Inc......................................   72,000          301,500
  *Microwave Power Dynamics, Inc.......................  117,900          353,700
  Mid America Banccorp.................................   75,522        1,576,522
  Midconn Bank Kensington, CT..........................   15,700          367,969
  Middlesex Water Co...................................    7,500          125,156
  *Midisoft Corp.......................................   35,000           40,469
  Midland Co...........................................    5,600          261,100
  *Midwest Grain Products, Inc.........................   80,700          938,138
  Mikasa, Inc..........................................  139,900        1,661,313
  *Mikohn Gaming Corp..................................  120,100          510,425
  *Miller Building Systems, Inc........................   27,300          208,163
  *Miltope Group, Inc..................................   57,100          203,419
  Mine Safety Appliances Co............................   37,600        2,335,900
  Minuteman International, Inc.........................    9,000           85,500
  *#Mobilemedia Corp. Class A..........................   88,500           45,633
  *Molecular Dynamics, Inc.............................   40,000          575,000
  *Monaco Coach Corp...................................   12,800          283,200
  *Monarch Casino and Resort, Inc......................    5,200           15,925
  Monarch Machine Tool Co..............................   34,900          261,750
  *Moog, Inc. Class A..................................   54,000        1,356,750
  *Moog, Inc. Class B..................................   12,800          328,000
  *Moore Handley, Inc..................................    2,000            6,000
  *Moore Medical Corp..................................   42,100          473,625
  *Moore Products Co...................................   23,700          536,213
  *#Moovies, Inc.......................................   98,200          561,581
  *Morgan Products, Ltd................................   82,600          733,075
  *#Morrow Snowboards, Inc.............................   22,500           88,594
  *Mosaix, Inc.........................................   43,100          598,013
  *Mother's Work, Inc..................................   67,000          510,875
  *Motivepower Industries, Inc.........................  100,700        1,403,506
  *Motor Club of America...............................    5,600           77,350
  Movado Group, Inc....................................   43,000          962,125
  *Movie Gallery, Inc..................................  176,000        1,155,000
  *Moviefone, Inc. Class A.............................   29,500          208,344
  Mueller (Paul) Co....................................    3,900          138,938
  *Mueller Industries, Inc.............................   39,000        1,555,125
  *Multi Color Corp....................................    7,600           48,450
  *Multigraphics, Inc..................................   20,000           47,500
  *Musicland Stores Corp...............................  263,000          526,000
  *Mutual Savings Bank FSB Bay City, MI................   34,200          280,013
  NAC RE Corp..........................................   51,600        2,057,550
  *NAI Technologies, Inc...............................   26,700          143,513
  NBT Bancorp..........................................   65,361        1,356,241
  NCH Corp.............................................   28,900        1,882,113
  *NPS Pharmaceuticals, Inc............................   45,000          466,875
                                                          SHARES           VALUE+
                                                         --------  --------------
  *NS Group, Inc.......................................  122,000   $      854,000
  *NSA International, Inc..............................   51,800           93,888
  NSC Corp.............................................   79,900          144,819
  NYMAGIC, Inc.........................................  132,700        2,571,063
  Nacco Industries, Inc. Class A.......................   72,383        3,682,485
  *Nantucket Industries, Inc...........................    6,500            9,750
  *Napco Security Systems, Inc.........................   35,700          180,731
  Nash Finch Co........................................   90,700        1,791,325
  *Nashua Corp.........................................   64,300          747,488
  *Nathans Famous, Inc.................................   37,600          115,150
  *National Auto Credit, Inc...........................  402,690        3,926,228
  *National City Bancorp...............................   67,260        1,387,227
  *National Energy Group, Inc..........................   53,510          170,563
  National Gas & Oil Co................................   37,555          330,953
  *National Home Centers, Inc..........................   54,500           97,078
  *National Home Health Care Corp......................   38,916          228,632
  National Insurance Group.............................   24,400          169,275
  *National Media Corp.................................    7,500           55,313
  *National Mercantile Bancorp.........................    2,400            3,600
  *National Patent Development Corp....................   82,315          601,928
  *National Picture and Frame Co.......................   83,000          907,813
  National Presto Industries, Inc......................   60,900        2,298,975
  *National Record Mart, Inc...........................    4,000            6,188
  *National Standard Co................................    8,100           56,700
  *National Steel Corp. Class B........................  170,100        2,296,350
  National Technical Systems, Inc......................   37,400          143,756
  *National Western Life Insurance Co. Class A.........   24,300        2,153,588
  *Natural Wonders, Inc................................   70,400          305,800
  *Navigators Group, Inc...............................    2,100           36,619
  *Navistar International Corp.........................   15,000          249,375
  *Netframe Systems, Inc...............................  112,700          119,744
  *Netmanage, Inc......................................    9,900           34,650
  *Netrix Corp.........................................   78,700          159,859
  *Network Computing Devices, Inc......................  162,300        2,069,325
  *Network Equipment Technologies, Inc.................  171,600        2,960,100
  *New Brunswick Scientific Co., Inc...................   32,488          225,386
  *New Horizons Worldwide, Inc.........................   53,700          530,288
  New Jersey Resources Corp............................  107,112        3,333,861
  *New Jersey Steel Corp...............................   37,400          247,775
  *New Mexico & Arizona Land Co........................   26,015          377,218
  Newcor, Inc..........................................   19,836          167,366
  Newmil Bancorp, Inc..................................   41,100          400,725
  #Newport Corp........................................   74,700          882,394
  *Nexthealth, Inc.....................................   62,800          113,825
  *Nichols Research Corp...............................   13,650          262,763
  Nitches, Inc.........................................    3,679           20,464
  *Noel Group, Inc.....................................   95,400          354,769
  Noland Co............................................    2,000           48,750
  *Noodle Kidoodle, Inc................................   64,800          234,900
  *Nord Resources Corp.................................  169,300          486,738
  *Nortek, Inc.........................................   99,300        2,308,725
  North American Mortgage Co...........................  115,200        2,318,400
  *Northstar Health Services, Inc......................   31,000           71,688
  *Northwestern Steel & Wire Co........................  286,700          689,872
  *Norton McNaughton, Inc..............................  105,000          544,688
  Norwich Financial Corp...............................   47,100          930,225
  *Novacare, Inc.......................................  457,500        5,775,938
  *Nu-Kote Holding, Inc. Class A.......................  207,800          545,475
  *Nview Corp..........................................   45,900          107,578

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  O'Sullivan Corp......................................  152,600   $    1,373,400
  *O'Sullivan Industries Holdings, Inc.................  135,100        2,110,938
  *O.I. Corp...........................................   34,500          159,563
  *OHM Corp............................................  117,900          943,200
  *OMI Corp............................................  372,800        3,588,200
  *OTR Express, Inc....................................   15,000           60,000
  *Oak Technology, Inc.................................  271,000        2,557,563
  *Offshore Logistics, Inc.............................  160,200        2,893,613
  Oglebay Norton Co....................................   16,000          704,000
  Oil-Dri Corp. of America.............................   50,800          781,050
  *Old America Stores, Inc.............................   36,800          154,100
  *Old Dominion Freight Lines, Inc.....................  133,400        1,700,850
  *Olympic Steel, Inc..................................  186,000        3,069,000
  *Omega Environmental, Inc............................   37,000           17,344
  OnbanCorp, Inc.......................................  102,900        4,842,731
  *Oncogene Science, Inc...............................   61,500          392,063
  *One Price Clothing Stores, Inc......................   82,700          351,475
  One Valley Bancorp of West Virginia..................   11,600          469,800
  Oneida, Ltd..........................................   93,600        2,234,700
  *Oneita Industries, Inc..............................   54,200           44,038
  *Onyx Acceptance Corp................................   10,000           78,750
  *Opinion Research Corp...............................   32,700          123,647
  *Opta Food Ingredients, Inc..........................  171,600        1,340,625
  *Opti, Inc...........................................  106,500          555,797
  Optical Coating Laboratory, Inc......................  115,200        1,209,600
  *Option Care, Inc....................................   86,200          533,363
  Orange Co., Inc......................................   80,500          623,875
  *Orbital Sciences Corp...............................   85,000        1,407,813
  *Oregon Metallurgical Corp...........................   40,300        1,037,725
  Oregon Steel Mills, Inc..............................  217,661        4,081,144
  *Oriole Homes Corp. Class A Convertible..............   20,500          151,188
  *Oriole Homes Corp. Class B..........................   22,400          156,800
  *Oroamerica, Inc.....................................   49,500          241,313
  *Orthologic Corp.....................................  125,000          742,188
  Oshkosh B'Gosh, Inc. Class A.........................   46,300          792,888
  Oshkosh Truck Corp. Class B..........................   80,900        1,102,263
  *Oshman's Sporting Goods, Inc........................   48,000          223,500
  *Ostex International, Inc............................    1,100            2,234
  Outboard Marine Corp.................................  330,200        4,870,450
  *Outlook Group Corp..................................   38,000          171,000
  Overseas Shipholding Group, Inc......................  167,600        3,163,450
  Owosso Corp..........................................   54,900          422,044
  Oxford Industries, Inc...............................  107,400        2,591,025
  *PAM Transportation Services, Inc....................   43,500          323,531
  *PICO Holdings, Inc..................................   45,300          186,863
  *PLM International, Inc..............................   83,200          468,000
  *PPT Vision, Inc.....................................   89,000          700,875
  PS Group Holdings, Inc...............................   16,600          215,800
  *PST Vans, Inc.......................................   37,900          111,331
  PXRE Corp............................................   95,083        2,567,241
  Pacific Scientific Co................................   99,000        1,324,125
  *Pacific Sunwear of California, Inc..................   46,500        1,691,438
  *Pages, Inc..........................................   11,800           21,019
  Palfed, Inc..........................................   43,600          713,950
  *Palmer (Arnold) Golf Co.............................    9,900           44,550
  Pamrapo Bancorp, Inc.................................   27,400          544,575
  Pancho's Mexican Buffet, Inc.........................   43,800           76,650
  *Par Technology Corp.................................  135,500        1,321,125
  *Paragon Trade Brands, Inc...........................  130,000        2,096,250
  *Park-Ohio Industries, Inc...........................  102,700        1,328,681
                                                          SHARES           VALUE+
                                                         --------  --------------
  Parkvale Financial Corp..............................   31,952   $      886,668
  *Parlux Fragrances, Inc..............................  157,000          431,750
  *Patina Oil & Gas Corp...............................   49,126          429,853
  Patrick Industries, Inc..............................   53,600          753,750
  *Patterson Energy, Inc...............................   13,616          488,474
  *Payless Cashways, Inc...............................  415,300          674,863
  *Peak Technologies Group, Inc........................   66,800        1,198,225
  Peerless Manufacturing Co............................   11,000          112,063
  *#Penn Traffic Co....................................  116,000          855,500
  *Penn Treaty American Corp...........................   62,100        1,692,225
  Penn Virginia Corp...................................   73,500        3,555,563
  Pennfed Financial Services, Inc......................   40,000          970,000
  *Pentech International, Inc..........................   45,600           91,200
  Penwest, Ltd.........................................   47,900          928,063
  Peoples Bancshares, Inc. Massachusetts...............   30,400          395,200
  *Peoples Choice TV Corp..............................  212,000          298,125
  Peoples Heritage Financial Group, Inc................  120,013        3,960,429
  Peoples Savings Financial Corp.......................   16,400          549,400
  *Peoples Telephone Co., Inc..........................   91,000          312,813
  *Perfumania, Inc.....................................   66,100          247,875
  *Perini Corp.........................................   52,200          375,188
  *Petrocorp, Inc......................................   70,200          605,475
  *Petroleum Development Corp..........................   14,300           70,830
  *#Pharmaceutical Marketing Services, Inc.............   10,400          103,350
  *Pharmaceutical Resources, Inc.......................  157,300          412,913
  *Pharmchem Laboratories, Inc.........................   64,900          265,684
  Phillips-Van Heusen Corp.............................  273,100        3,823,400
  Phoenix Duff & Phelps Corp...........................   62,700          470,250
  *Photo Control Corp..................................    4,200           14,175
  *Photronics, Inc.....................................    5,550          247,322
  *Physicians Health Services, Inc. Class A............   45,900        1,216,350
  Piccadilly Cafeterias, Inc...........................   89,100          924,413
  *Picturetel Corp.....................................    7,500           93,281
  *Pilgrim America Capital Corp........................   37,200          504,525
  Pilgrim Pride Corp...................................  222,700        2,783,750
  Pillowtex Corp.......................................   18,900          403,988
  *Pinkertons, Inc.....................................   23,000          675,625
  Pinnacle Bancshares, Inc.............................    4,900          107,494
  *Pinnacle Systems, Inc...............................   60,300        1,096,706
  Pioneer Financial Services, Inc......................   69,600        1,957,500
  Piper Jaffray Companies, Inc.........................  100,496        1,972,234
  Pitt-Des Moines, Inc.................................   28,350          850,500
  *Pittencrieff Communications, Inc....................  170,400          697,575
  Pittston Co. Burlington Group........................  163,900        4,220,425
  *Planar Systems, Inc.................................   33,600          396,900
  Plasti-Line, Inc.....................................   10,000          103,125
  *Players International, Inc..........................  252,200          969,394
  Ply-Gem Industries, Inc. DE..........................  197,300        3,304,775
  *Polk Audio, Inc.....................................    5,500           49,500
  *Pollo Tropical, Inc.................................   68,800          442,900
  *Polymedica Industries, Inc..........................   71,140          426,840
  *Pool Energy Services Co.............................  151,258        2,505,211
  Pope & Talbot, Inc...................................  160,500        2,648,250
  *Porta Systems Corp..................................    5,100            9,563
  Portec, Inc..........................................   35,306          386,159
  Portsmouth Bank Shares, Inc..........................   48,232          735,538

THE U.S. SMALL CAP VALUE SERIES

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  Poughkeepsie Savings Bank FSB NY.....................  104,800   $      694,300
  *Powell Industries, Inc..............................   49,000          741,125
  *Premenos Technology Corp............................  119,100          818,813
  Premiumwear, Inc.....................................   17,600          107,800
  *President Casinos, Inc..............................  106,100           58,023
  Presidential Life Corp...............................  263,700        3,807,169
  *Presley Companies Class A...........................   83,300          124,950
  *Price Communications Corp...........................   76,800          585,600
  Price Enterprises, Inc...............................   99,700        1,844,450
  *Primark Corp........................................   53,100        1,261,125
  Prime Bancorp, Inc...................................   30,847          697,913
  Primesource Corp.....................................   53,454          390,882
  *Printronix, Inc.....................................   22,500          309,375
  *Procyte Corp........................................  110,500          164,023
  *Proffitts, Inc......................................    3,772          150,880
  Progress Financial Corp..............................   26,000          232,375
  *Progress Software Corp..............................   98,500        1,705,281
  Progressive Bank, Inc................................   30,700          802,038
  *Pronet, Inc.........................................   98,700          314,606
  *Proteon, Inc........................................  124,700          315,647
  *Protocol Systems, Inc...............................   83,800          633,738
  Providence & Worcester Railroad Co...................   15,800          193,550
  Provident Bankshares Corp............................   63,929        2,425,306
  *Proxima Corp........................................  114,900          545,775
  Pulaski Furniture Corp...............................   22,700          385,900
  *Pulte Corp..........................................    7,400          234,025
  *Pure World, Inc.....................................   63,800          211,338
  *QMS, Inc............................................   91,700          298,025
  *Quad Systems Corp...................................   68,000          637,500
  Quaker Chemical Corp.................................   71,600        1,172,450
  *Quaker City Bancorp, Inc............................   37,000          716,875
  *Quaker Fabric Corp..................................   67,600        1,090,050
  Quaker State Corp....................................  370,600        5,605,325
  *Quality Dining, Inc.................................   60,000          346,875
  *Quality Semiconductor, Inc..........................   53,400          520,650
  *Quality Systems, Inc................................   53,500          411,281
  Quanex Corp..........................................  205,000        5,586,250
  *#Quarterdeck Office Systems, Inc....................   71,900          194,355
  Queens County Bancorp................................   73,699        3,049,296
  #Quest Medical, Inc..................................   25,060          184,818
  *Quiksilver, Inc.....................................    1,800           48,713
  Quixote Corp.........................................   78,600          614,063
  *R & B, Inc..........................................   78,900          591,750
  RCSB Financial, Inc..................................  120,800        4,952,800
  *RDM Sports Group, Inc...............................  118,500          148,125
  #RLI Corp............................................   84,050        2,679,094
  *RPC, Inc............................................   54,000          735,750
  *Rag Shops, Inc......................................   37,700          122,525
  *Ragan (Brad), Inc...................................   21,000          496,125
  *Railtex, Inc........................................   78,000        1,433,250
  *Rainbow Technologies, Inc...........................   12,000          192,750
  *#Rally's Hamburgers, Inc............................   60,300          169,594
  *Ramsay Health Care, Inc.............................   70,400          226,600
  *Rare Hospitality International, Inc.................   88,300        1,379,688
  Raritan Bancorp, Inc. DE.............................    1,050           31,631
  Raymond Corp.........................................   56,532        1,837,290
  *Reading Entertainment, Inc..........................   33,736          390,073
  *Recoton Corp........................................   89,500        1,118,750
  *Redwood Empire Bancorp..............................   22,500          295,313
                                                          SHARES           VALUE+
                                                         --------  --------------
  Refac Technology Development Corp....................   41,385   $      281,935
  *Regeneron Pharmaceuticals, Inc......................   26,000          269,750
  Regis Corp...........................................   28,800          613,800
  *Reliability, Inc....................................   33,400          505,175
  Reliance Steel and Aluminum Co.......................   41,500        1,504,375
  *Rentrak Corp........................................   63,000          213,609
  *Repligen Corp.......................................   30,200           37,278
  *Republic Automotive Parts, Inc......................   34,800          558,975
  Republic Bancorp, Inc................................   31,609          410,917
  *Republic Engineered Steels, Inc.....................  340,000          488,750
  Republic Security Financial Corp.....................   47,100          370,913
  *Response Oncology, Inc..............................   23,000          161,000
  *Rex Stores Corp.....................................   96,100          985,025
  Rexene Corp..........................................  137,500        2,045,313
  *Rexhall Industries, Inc.............................   12,789           74,336
  Richardson Electronics, Ltd..........................   41,400          328,613
  *Riddell Sports, Inc.................................   67,600          316,875
  *Ride, Inc...........................................   68,400          239,400
  Riggs National Corp..................................  253,800        4,663,575
  *Right Management Consultants, Inc...................    3,000           31,313
  *Rightchoice Managed Care, Inc. Class A..............   38,200          448,850
  *Rimage Corp.........................................    3,300            9,694
  *Rio Hotel & Casino, Inc.............................   13,300          194,513
  Riser Foods, Inc. Class A............................   10,400          433,550
  Rival Co.............................................   15,100          212,344
  *River Oaks Furniture, Inc...........................   47,600           93,713
  Riverside Group, Inc.................................    3,200            7,000
  Roanoke Electric Steel Corp..........................   61,900        1,013,613
  *Roberds, Inc........................................   53,900          289,713
  *Roberts Pharmaceutical Corp.........................  222,600        2,754,675
  Robinson Nugent, Inc.................................   53,900          309,925
  *Rock Bottom Restaurants, Inc........................   46,400          498,800
  Rock-Tenn Co. Class A................................  218,100        3,298,763
  *Rocky Shoes & Boots, Inc............................   33,500          448,063
  *Rodman & Renshaw Capital Group, Inc.................   19,700            9,850
  *Rohr, Inc...........................................  143,100        3,022,988
  Rollins Truck Leasing Corp...........................  336,400        4,625,500
  *Rottlund, Inc.......................................   37,800          174,825
  Rouge Steel Co. Class A..............................  207,200        3,056,200
  *Royal Grip, Inc.....................................   28,300          104,356
  *Ruby Tuesday, Inc...................................   68,000        1,462,000
  Russ Berrie & Co., Inc...............................  169,300        3,512,975
  *Ryans Family Steak Houses, Inc......................  406,800        3,712,050
  Rykoff-Sexton, Inc...................................  289,975        5,545,772
  Ryland Group, Inc....................................  213,664        2,777,632
  *S&K Famous Brands, Inc..............................   48,700          508,306
  *SBE, Inc............................................   14,100          100,463
  *SBS Technologies, Inc...............................   40,000          735,000
  *SLH Corp............................................   11,725          647,806
  *SPS Technologies, Inc...............................      200           14,700
  *SSE Telecom, Inc....................................   51,000          350,625
  *STM Wireless, Inc. Class A..........................   64,000          488,000
  *Safety 1st, Inc.....................................   65,400          429,188
  *Salant Corp. DE.....................................  124,800          436,800
  Salient 3 Communications, Inc. Class A...............   72,900          915,806
  *San Filippo (John B.) & Son, Inc....................   74,800          458,150

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  Sanderson Farms, Inc.................................   80,900   $    1,208,444
  *Sands Regent Casino Hotel...........................   43,282           94,679
  Sandwich Co-Operative Bank MA........................    9,000          275,625
  *Santa Cruz Operation, Inc...........................   10,100           44,503
  Santa Monica Bank CA.................................   43,900          801,175
  Savannah Foods & Industries, Inc.....................    3,278           51,014
  *Scan-Optics, Inc....................................   51,500          263,938
  *Schieb (Earl), Inc..................................   70,500          475,875
  *Scholastic Corp.....................................    9,100          267,881
  *Schuler Homes, Inc..................................  182,500        1,037,969
  Schultz Sav-O Stores, Inc............................   10,200          175,950
  *Scientific Software-Intercomp, Inc..................      700              357
  *Scios-Nova, Inc.....................................  209,300        1,321,206
  Scope Industries, Inc................................    4,200          218,400
  *Score Board, Inc....................................   32,500           34,531
  Seaboard Corp........................................      100           27,800
  Seafield Capital Corp................................   53,100        1,739,025
  Sealright Co., Inc...................................   87,600        1,034,775
  *Secom General Corp..................................   57,500          158,125
  Security Capital Corp................................   12,700        1,166,813
  Security Connecticut Corp............................   68,000        3,306,500
  *Seda Specialty Packaging Corp.......................    9,600          188,400
  *Segue Software, Inc.................................   69,200          696,325
  Selas Corp. of America...............................   30,000          487,500
  Selective Insurance Group, Inc.......................  120,900        5,372,494
  *Seneca Foods Corp. Class B..........................   10,500          186,375
  *Sentry Technology Corp..............................   16,802           50,406
  *Sequa Corp. Class A.................................   54,600        2,661,750
  *Sequa Corp. Class B.................................   31,400        1,727,000
  *Sequent Computer Systems, Inc.......................  390,000        6,556,875
  *Serv-Tech, Inc......................................   47,755          262,653
  *Service Merchandise Co., Inc........................  903,800        2,937,350
  *Servico, Inc........................................   30,400          452,200
  *Shaman Pharmaceuticals..............................   35,800          205,850
  *Sharper Image Corp..................................   67,400          244,325
  Shelby Williams Industries, Inc......................    8,000          104,500
  Shelter Components, Inc..............................   41,300          500,763
  *Shiloh Industries, Inc..............................  156,300        2,618,025
  *Shoe Carnival, Inc..................................  103,300          794,119
  *Sholodge, Inc.......................................   75,000        1,021,875
  *Shoney's, Inc.......................................   32,304          181,710
  Shopko Stores, Inc...................................  258,800        6,114,150
  *Show Biz Pizza Time, Inc............................  141,600        3,203,700
  Showboat, Inc........................................  147,700        2,917,075
  Sifco Industries, Inc................................   41,600          603,200
  *Sight Resource Corp.................................   68,200          268,538
  *Sigma Circuits, Inc.................................   33,600          138,600
  *Sigma Designs, Inc..................................   11,300           62,856
  *Signal Technology Corp..............................   63,300          466,838
  *Signature Brands USA, Inc...........................  108,500          396,703
  *Silicon Valley Bancshares...........................   26,700        1,044,638
  *Silicon Valley Group, Inc...........................  183,200        4,373,900
  Simmons First National Corp. Class A.................   41,600        1,144,000
  Simpson Industries, Inc..............................  150,200        1,530,163
  *Sizzler International, Inc..........................  212,700          505,163
  Skaneateles Bancorp, Inc.............................    9,300          175,538
  Skyline Corp.........................................   80,200        1,974,925
  Skywest, Inc.........................................  123,900        1,850,756
  Smith (A.O.) Corp....................................  138,500        5,089,875
                                                          SHARES           VALUE+
                                                         --------  --------------
  Smith (A.O.) Corp. Convertible Class A...............   34,900   $    1,280,394
  *Smith Environmental Technologies Corp...............   48,600           23,085
  *#Smiths Food & Drug Centers, Inc. Class B...........    7,600          359,100
  Snyder Oil Corp......................................  105,100        1,918,075
  *Softech, Inc........................................   31,300          104,659
  *#Software Spectrum, Inc.............................   39,900          553,613
  *Sound Advice, Inc...................................   16,600           25,938
  South Jersey Industries, Inc.........................   87,677        1,961,773
  Southdown, Inc.......................................   37,100        1,497,913
  *Southern Electronics Corp...........................   57,400          588,350
  *Southwall Technologies, Inc.........................   52,800          363,000
  Southwest Bancshares, Inc. DE........................   19,500          382,688
  Southwest Securities Group, Inc......................   43,600          703,050
  Southwestern Energy Co...............................  357,900        4,742,175
  Sovereign Bancorp, Inc...............................    4,840           63,828
  *Spacelabs Medical, Inc..............................  116,900        2,615,638
  *Spaghetti Warehouse, Inc............................   45,800          231,863
  Span-American Medical System, Inc....................   25,300          129,663
  Spartan Motors, Inc..................................   43,000          322,500
  *Sparton Corp........................................  100,600          880,250
  *Spec's Music, Inc...................................   36,900           27,675
  *Specialty Chemical Resources, Inc...................   23,000           46,000
  *Spectran Corp.......................................   53,500          989,750
  *Speizman Industries, Inc............................   26,500          142,438
  *Spelling Entertainment Group, Inc...................   56,700          382,725
  *Sport Chalet, Inc...................................   42,300          118,969
  *Sport Supply Group, Inc.............................   66,400          431,600
  *#Sportmart, Inc.....................................   43,000          115,563
  *Sportmart, Inc. Class A.............................   43,500           94,477
  *Sports Club Co., Inc................................   67,800          339,000
  *Springs Industries, Inc. Class A....................   25,600        1,296,000
  St. Francis Capital Corp.............................   44,700        1,341,000
  St. Paul Bancorp, Inc................................  170,625        5,374,688
  *Stac, Inc...........................................    9,000           38,250
  *Staff Builders, Inc. Class A........................  157,900          315,800
  *Stage II Apparel Corp...............................   31,600           57,275
  *Standard Commercial Corp............................   91,381        1,542,050
  *#Standard Management Corp...........................   41,900          240,925
  *Standard Microsystems Corp..........................  114,700        1,017,963
  Standard Motor Products, Inc. Class A................  107,000        1,471,250
  Standard Pacific Corp. DE............................  240,872        2,468,938
  Standard Products Co.................................  265,900        6,614,263
  *Stanford Telecommunications, Inc....................   35,000          573,125
  *Stanley Furniture, Inc..............................   38,200          673,275
  *Staodyn, Inc........................................   19,700           29,550
  *Starcraft Corp......................................   27,300           76,781
  Starret Corp.........................................   62,600          626,000
  Starrett (L.S.) Co. Class A..........................   58,400        1,737,400
  *Starter Corp........................................   58,900          265,050
  *Station Casinos, Inc................................  133,300        1,183,038
  *Steel of West Virginia, Inc.........................   68,000          663,000
  Steel Technologies, Inc..............................   98,100        1,023,919
  Stepan Co............................................  107,600        2,111,650
  Stephan Co...........................................   33,000          305,250
  Sterling Bancorp.....................................   63,500        1,190,625
  *Sterling Electronics Corp...........................   11,400          136,800
  *Sterling Financial Corp. WA.........................   46,680          851,910

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
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Stevens International, Inc. Class A.................   53,000   $       66,250
  Stewart Information Services Corp....................   54,200        1,063,675
  Stifel Financial Corp................................   38,640          304,290
  *Stokely USA, Inc....................................   84,000           90,563
  Stone & Webster, Inc.................................  105,700        4,531,888
  *Strategic Diagnostics, Inc..........................   45,000           67,500
  *Strategic Distribution, Inc.........................  176,200          693,788
  *Stratus Computer, Inc...............................    9,200          420,900
  Strawbridge & Clothier Class A.......................   71,881        1,199,514
  *Streamlogic Corp....................................  126,300           57,230
  *Strouds, Inc........................................  136,000          272,000
  *Stuart Entertainment, Inc...........................   60,000          183,750
  *Sulcus Computer Corp................................  124,400          217,700
  Sullivan Dental Products, Inc........................   39,300          611,606
  Sumitomo Bank of California..........................   62,300        1,752,188
  *Summa Four, Inc.....................................   56,200          435,550
  *Summit Care Corp....................................   57,000          691,125
  *Summit Technology, Inc..............................   12,000           92,250
  *Sun Coast Industries, Inc...........................   56,800          191,700
  *#Sun Healthcare Group, Inc..........................  188,000        3,149,000
  Sun Television and Appliances, Inc...................  206,300          425,494
  *Sunbelt Nursery Group, Inc..........................   22,700           24,119
  *Sunrise Medical, Inc................................  155,500        2,002,063
  *Sunrise Resources, Inc..............................   57,200          207,350
  Superior Surgical Manufacturing Co., Inc.............   65,900          757,850
  *Suprema Specialties, Inc............................   36,000          138,375
  *Supreme International Corp..........................   39,200          632,100
  *Surety Capital Corp.................................   14,200           71,888
  Susquehanna Bancshares, Inc..........................  104,610        4,066,714
  *Swiss Army Brands, Inc..............................   79,000          943,063
  *Sybron Chemicals, Inc...............................    1,600           28,400
  *Symix Systems, Inc..................................    8,600           76,863
  *Syms Corp...........................................  128,700        1,254,825
  *Syncor International Corp. DE.......................  117,600        1,087,800
  *Syntellect, Inc.....................................   52,400          171,938
  *#Syquest Technology, Inc............................   75,900          150,614
  *TBC Corp............................................   59,800          455,975
  TCBY Enterprises, Inc................................  194,866        1,169,196
  *TCC Industries, Inc.................................    6,500           14,625
  *TCI International, Inc..............................   26,100          166,388
  *TII Industries, Inc.................................   62,500          343,750
  TJ International, Inc................................  105,800        2,453,238
  TR Financial Corp....................................  136,400        2,779,150
  *TRC Companies, Inc..................................   56,250          203,906
  *TRM Copy Centers Corp...............................   52,500          557,813
  *TSF Communications Corp.............................    2,000           52,875
  Tab Products Co. DE..................................   38,500          363,344
  *Taco Cabana, Inc....................................  187,900          951,244
  *Tandy Brand Accessories, Inc........................    9,600           87,600
  *Tandy Crafts, Inc...................................  106,700          520,163
  *Tanknology Environmental, Inc.......................  111,600          188,325
  Tasty Baking Co......................................    2,400           38,700
  *Team, Inc...........................................   56,500          105,938
  *Tech-Sym Corp.......................................   51,500        1,641,563
  *Technical Communications Corp.......................    6,300           55,913
  Technitrol, Inc......................................    6,000          150,000
  *Tekelec.............................................   17,600          613,800
  *Telco Systems, Inc..................................   43,500          451,313
  Telxon Corp..........................................  130,200        2,408,700
  *Temtex Industries, Inc..............................   29,700           79,819
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Tesoro Petroleum Corp...............................  218,500   $    2,867,813
  *Tetra Technologies, Inc.............................   37,900          921,444
  Texas Industries, Inc................................  180,962        4,343,088
  *Texas Micro, Inc....................................  119,900          408,409
  *Texfi Industries, Inc...............................   27,100          101,625
  *Thermo Power Corp...................................   32,400          194,400
  Thermo Remediation, Inc..............................   59,600          417,200
  *Thermo Terratech, Inc...............................  130,000        1,421,875
  Thomas Industries, Inc...............................   83,700        2,354,063
  Thomaston Mills, Inc.................................   34,800          378,450
  *Thompson PBE, Inc...................................   84,900          392,663
  Thor Industries, Inc.................................    2,600           62,075
  *Thorn Apple Valley, Inc.............................   51,115          907,291
  *Tipperary Corp......................................   56,200          249,388
  *Titan Corp..........................................   45,700          188,513
  Titan Holdings, Inc..................................  132,833        2,557,035
  Titan International, Inc.............................  196,000        2,989,000
  Toastmaster, Inc.....................................   60,700          212,450
  *#Today's Man, Inc...................................   86,000          263,375
  *Todd Shipyards Corp.................................   79,300          346,938
  Todd-AO Corp. Class A................................    3,740           32,258
  Tower Air, Inc.......................................  149,300          475,894
  *Tracor, Inc.........................................   23,700          598,425
  *Trak Auto Corp......................................   40,200          510,038
  *#Trans World Airlines, Inc..........................  475,800        4,074,038
  *Trans World Entertainment Corp......................   82,600        1,244,163
  *Transcend Services, Inc.............................   20,100           77,888
  *Transitional Hospitals Corp.........................  356,900        5,665,788
  *TransNet Corp.......................................   44,700          118,734
  Transport Leasing International, Inc.................   32,700          251,381
  Transport Lux Corp...................................    2,546           30,552
  Transtechnology Corp.................................   44,600          892,000
  *#Travel Ports of America, Inc.......................   48,018          126,047
  Treadco, Inc.........................................   40,000          390,000
  *Tremont Corp. DE....................................   62,533        2,563,853
  *Trend-Lines, Inc. Class A...........................   70,900          507,378
  Trenwick Group, Inc..................................   48,000        1,623,000
  *Triangle Pacific Corp...............................   30,000          890,625
  *Tricord Systems, Inc................................   89,500           62,930
  *Trident Microsystems, Inc...........................   15,000          214,688
  *Trimark Holdings, Inc...............................   30,300          119,306
  *Triple S Plastics, Inc..............................   30,500          226,844
  *Tripos, Inc.........................................   16,166          254,615
  *Trism, Inc..........................................   36,000          105,750
  *Truevision, Inc.....................................   93,800          187,600
  *Trump Hotels & Casino Resorts, Inc..................    6,000           58,500
  *Tseng Laboratories, Inc.............................  131,300          492,375
  *Tuesday Morning Corp................................   54,700        1,476,900
  *Tultex Corp.........................................  234,407        1,494,345
  *Turner Corp.........................................   41,732          646,846
  Twin Disc, Inc.......................................   23,500          564,000
  *Tyler Corp..........................................  153,700          288,188
  U.S. Bancorp, Inc....................................   40,300        1,919,288
  *UNC, Inc............................................  142,600        2,067,700
  UNR Industries, Inc..................................   83,800          513,275
  *URS Corp............................................   68,202          750,222
  *US Can Corp.........................................  166,100        2,699,125
  *US Servis, Inc......................................   18,400           44,275
  *US Xpress Enterprises, Inc. Class A.................   26,100          448,594

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  *USData Corp.........................................    6,750   $       31,641
  *USMX, Inc...........................................   12,000           12,000
  UST Corp.............................................   95,140        2,009,833
  *Ultimate Electronics, Inc...........................   58,500          175,500
  *Ultra Pacific, Inc..................................   31,700          233,788
  *Ultradata Corp......................................   25,000           76,563
  *#Ultralife Batteries, Inc...........................   50,400          617,400
  *Ultratech Stepper, Inc..............................   12,000          243,750
  Uni-Marts, Inc.......................................   54,100          277,263
  Unico American Corp..................................   44,700          474,938
  *Unimark Group, Inc..................................   73,800          488,925
  *Union Acceptance Corp. Class A......................   18,900          166,556
  *Union Corp. DE......................................   35,200          796,400
  *Uniroyal Technology Corp............................  106,100          321,616
  *Unit Instruments, Inc...............................   36,300          335,775
  *United American Healthcare Corp.,...................   69,000          431,250
  United Carolina Bancshares Corp......................   51,900        2,316,038
  #United Companies Financial Corp.....................   12,000          274,500
  United Fire Casualty Co..............................   16,450          598,369
  United Industrial Corp...............................  145,100        1,197,075
  United National Bancorp..............................    3,710          145,154
  *United Retail Group, Inc............................   97,900          287,581
  *United States Energy Corp...........................   15,700          144,244
  *United States Home Corp.............................   94,800        2,500,350
  *United States Homecare Corp.........................   63,900           70,889
  United Wisconsin Services, Inc.......................   47,600        1,695,750
  *Unitel Video, Inc...................................   21,800          130,800
  *Universal Electronics, Inc..........................   52,300          290,919
  *Universal Hospital Services, Inc....................   58,900          868,775
  *Universal International, Inc........................   34,600           36,763
  *Universal Standard Medical Labs, Inc................   53,600          180,900
  *Uno Restaurant Corp.................................  102,100          599,838
  *Uranuim Resources, Inc..............................  157,000          892,938
  *Urogen Corp. (Restricted)...........................   14,500                0
  *Utilx Corp..........................................   61,100          259,675
  *V Band Systems, Inc.................................   44,700           89,400
  *V Mark Software, Inc................................    3,000           23,813
  *VLSI Technology, Inc................................  228,400        5,581,525
  *VTEL Corp...........................................  102,500          624,609
  *Valence Technology, Inc.............................  120,000        1,095,000
  *Vallen Corp.........................................   61,500        1,107,000
  Valley Forge Corp....................................   15,000          244,688
  *Value City Department Stores, Inc...................  399,100        3,442,238
  Value Line, Inc......................................    4,000          146,000
  *Valuevision International, Inc. Class A.............  232,700          908,984
  *Variflex, Inc.......................................   51,800          252,525
  #Varlen Corp.........................................   63,338        1,591,367
  *Vectra Technologies, Inc............................   58,100           32,681
  *Venture Stores, Inc.................................  217,179          570,095
  Veritas DGC, Inc.....................................   68,200        1,415,150
  Vermont Financial Services Corp......................   36,700        1,548,281
  Versa Technologies, Inc..............................      500            7,250
  *Versar, Inc.........................................    1,300            4,550
  *Vertex Communications Corp..........................   36,800          853,300
  *Veterinary Centers of America, Inc..................   70,900          864,094
  *Vicorp Restaurants, Inc.............................   76,600          904,838
  *Video Display Corp..................................   31,600          120,475
  *Video Lottery Technologies, Inc.....................   94,200          506,325
  *Video Update, Inc...................................   83,400          359,663
                                                          SHARES           VALUE+
                                                         --------  --------------
  *Vie de France Corp..................................   12,000   $       16,875
  Virco Manufacturing Corp.............................   68,264        1,425,011
  Virginia Beach Federal Financial Corp................   41,450          455,950
  Virginia First Financial Corp........................   14,700          315,131
  Vulcan International Corp............................   12,200          448,350
  *WHX Corp............................................  372,500        2,467,813
  WICOR, Inc...........................................   40,500        1,488,375
  WLR Foods, Inc.......................................  143,549        1,426,518
  *WPI Group, Inc......................................    9,200           74,175
  *WSMP, Inc...........................................    2,000           24,625
  #Wabash National Corp................................   39,000          862,875
  Wackenhut Corp. Class A..............................      700           12,338
  Walbro Corp..........................................   69,852        1,392,674
  *Walker Interactive Systems, Inc.....................   47,600          687,225
  *Wall Data, Inc......................................   15,000          374,063
  *Wall Street Deli, Inc...............................   27,000          108,000
  Walshire Assurance Co................................   50,527          502,112
  Warren Bancorp, Inc..................................   36,000          603,000
  *Washington Homes, Inc...............................   64,800          243,000
  Washington National Corp.............................  108,800        3,046,400
  Washington Savings Bank FSB Waldorf, MD..............   23,500          117,500
  Watkins-Johnson Co...................................   69,500        2,197,938
  Watts Industries, Inc. Class A.......................   79,000        1,965,125
  Webb (Del) Corp......................................  311,188        4,745,617
  Webster Financial Corp...............................   93,158        3,772,899
  *Weirton Steel Corp..................................  359,800        1,079,400
  *Welcome Home, Inc...................................   14,000            1,372
  Wellco Enterprises, Inc..............................    4,800           67,800
  Wellman, Inc.........................................  155,500        2,779,563
  *Wells-Gardner Electronics Corp......................   33,700          128,481
  Werner Enterprises, Inc..............................  220,500        4,313,531
  Wesbanco, Inc........................................   12,600          456,750
  *West Coast Entertainment Corp.......................  115,000          546,250
  West, Inc............................................   29,000          855,500
  Westco Bancorp, Inc..................................   11,400          269,325
  Westcorp, Inc........................................  104,656        1,752,988
  Westerfed Financial Corp.............................   37,300          752,994
  *Western Beef, Inc...................................   46,800          424,125
  *Western Micro Technology, Inc.......................   12,300          162,206
  *Weston (Roy F.), Inc. Class A.......................   62,900          188,700
  Weyco Group, Inc.....................................      800           38,900
  Whitney Holdings Corp................................   90,171        3,437,769
  *Whittaker Corp......................................  131,900        1,467,388
  *Wickes Lumber Co....................................   96,600          513,188
  *Williams Clayton Energy, Inc........................   61,500          837,938
  Wilshire Oil Co. of Texas............................   75,354          405,028
  Windmere Corp........................................  145,700        2,149,075
  Winnebago Industries, Inc............................   10,400           71,500
  Wiser Oil Co.........................................  100,175        1,565,234
  Wolf (Howard B.), Inc................................    5,000           28,125
  Wolohan Lumber Co....................................   55,578          684,304
  *Wonderware Corp.....................................  117,000        1,601,438
  *Worldcorp, Inc......................................   25,000           71,875
  *Worldtex, Inc.......................................  115,500          822,938
  Worthington Foods, Inc...............................   17,666          369,882
  *Wyant Corp..........................................      600            2,850
  *Wyman-Gordon Co.....................................   18,800          427,700
  Wynns International, Inc.............................   67,450        1,669,388
  *Xicor, Inc..........................................   55,100          375,369

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                          SHARES           VALUE+
                                                         --------  --------------
  Xtra Corp............................................    2,200   $       94,325
  Yankee Energy Systems, Inc...........................   83,100        1,921,688
  Yardville National Bancorp...........................   23,400          535,275
  *Yellow Corp.........................................  235,800        4,524,413
  York Financial Corp..................................   56,409        1,085,873
  *Zale Corp...........................................  283,400        5,703,425
  *Zaring National Corp................................   40,000          390,000
  *Zemex Corp..........................................   74,540          531,098
  *Zenith Electronics Corp.............................   29,900          328,900
  Zenith National Insurance Corp.......................  141,000        3,525,000
  Ziegler Co., Inc.....................................    1,700           30,388
  *Zilog, Inc..........................................  167,400        3,724,650
  *Zimmerman Sign Co...................................   10,520           38,135
  *Zitel Corp..........................................   33,000          763,125
  *Zoll Medical Corp...................................   91,000          796,250
  Zurn Industries, Inc.................................  102,700        2,721,550
  *Zygo Corp...........................................   25,200          718,200
                                                                   --------------
TOTAL COMMON STOCKS
  (Cost $1,331,001,571)................................             1,627,670,580
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................    3,620           20,136
  *Banner Aerospace, Inc. Rights 06/18/97..............   68,999                0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......   40,500                0
  *Fifty-off Stores, Inc. Non-Transferrable Rights.....   42,600                0
  *Laboratory Corp. of America Holdings, Inc. Rights
    06/16/97...........................................   15,292          122,335
  *National Mercantile Bancorp Warrants 06/02/99.......      165                0
  *Statesman Group, Inc. Contingent Payment Rights.....   37,500                0
                                                                   --------------
TOTAL RIGHTS/WARRANTS
  (Cost $91,544).......................................                   142,471
                                                                   --------------
                                                          SHARES           VALUE+
                                                         --------  --------------

PREFERRED STOCKS -- (0.0%)
  *Sentry Technology Corp. Class A
    (Cost $19,693).....................................   16,802   $       48,306
                                                                   --------------
                                                           FACE
                                                          AMOUNT
                                                         --------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99)
    (Cost $36,158,000).................................  $36,158       36,158,000
                                                                   --------------
TOTAL INVESTMENTS -- (99.7%)
  (Cost $1,367,270,808)++..............................             1,664,019,357
                                                                   --------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
  Other Assets.........................................                 7,509,833
  Payable for Investment Securities Purchased..........                (2,049,360)
  Other Liabilities....................................                  (397,651)
                                                                   --------------
                                                                        5,062,822
                                                                   --------------
NET ASSETS -- (100.0%) Applicable to 94,677,013
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................            $1,669,082,179
                                                                   --------------
                                                                   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................            $        17.63
                                                                   --------------
                                                                   --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                          SHARES            VALUE+
                                                         ---------  --------------
COMMON STOCKS -- (97.0%)
  #AK Steel Holding Corp...............................     78,400  $    3,047,800
  *AMR Corp............................................    226,500      22,508,437
  #Advanta Corp. Class A...............................     36,800       1,083,300
  Advanta Corp. Class B Non-Voting.....................     74,000       2,058,125
  Aetna, Inc...........................................    199,726      20,172,326
  Ahmanson (H.F.) & Co.................................    237,800       9,690,350
  Albemarle Corp.......................................     97,500       1,828,125
  Alexander & Baldwin, Inc.............................    109,700       2,968,756
  Alleghany Corp.......................................      8,432       1,798,124
  *Alumax, Inc.........................................    138,500       5,349,562
  Ambac, Inc...........................................     47,400       3,555,000
  *Amdahl Corp.........................................    296,733       2,967,330
  Amerada Hess Corp....................................    163,800       8,763,300
  American General Corp................................    326,500      14,447,625
  *American Greetings Corp. Class A....................     19,400         665,662
  American National Insurance Co.......................     18,300       1,509,750
  *Apple Computer, Inc.................................    319,800       5,336,662
  *Archer-Daniels Midland Co...........................    983,500      19,670,000
  Argonaut Group, Inc..................................     32,100         934,912
  Asarco, Inc..........................................    104,900       3,265,012
  Avnet, Inc...........................................     50,600       3,187,800
  BHC Communications, Inc. Class A.....................      7,100         777,450
  Ball Corp............................................    112,500       3,276,562
  #Bankers Trust New York Corp.........................    101,900       8,623,287
  Bear Stearns Companies, Inc..........................    190,337       6,185,952
  Berkley (W.R.) Corp..................................     18,200         940,712
  *Bethlehem Steel Corp................................    275,500       2,755,000
  *Beverly Enterprises.................................    231,100       3,264,287
  Black & Decker Corp..................................    222,800       7,742,300
  Block Drug Co., Inc. Class A.........................     15,927         702,779
  Boise Cascade Corp...................................    121,100       4,601,800
  Borg Warner Automotive, Inc..........................     46,300       2,257,125
  *#Boston Chicken, Inc................................    158,300       2,859,294
  #Bowater, Inc........................................     52,600       2,597,125
  *Brinker International, Inc..........................    194,900       2,704,237
  *Burlington Industries, Inc..........................     96,800       1,064,800
  Burlington Northern Santa Fe Corp....................    220,200      18,276,600
  CIGNA Corp...........................................     84,608      14,700,640
  *CNA Financial Corp..................................     92,300       9,449,212
  CNF Transportation, Inc..............................     17,800         574,050
  CSX Corp.............................................    365,200      19,355,600
  Caliber Systems, Inc.................................     64,500       2,064,000
  Centex Corp..........................................     38,400       1,531,200
  Century Telephone Enterprises, Inc...................     75,600       2,286,900
  Champion International Corp..........................    182,000       8,986,250
  Chesapeake Corp......................................     15,100         505,850
  Chiquita Brands International, Inc...................    109,200       1,678,950
  *Chris-Craft Industries, Inc.........................     66,804       2,855,871
  Chrysler Corp........................................  1,858,726      59,014,550
  Cincinnati Financial Corp............................     89,560       7,002,472
  Citizens Corp........................................     14,000         355,250
  Coca-Cola Enterprises, Inc...........................    558,900      11,806,762
  Comdicso, Inc........................................     68,800       2,537,000
  Commerce Bancshares, Inc.............................     50,740       2,200,847
  Commerce Group, Inc..................................     49,600       1,116,000
  Comsat Corp. Series 1................................     86,100       1,937,250

                                                          SHARES            VALUE+
                                                         ---------  --------------
  *Consolidated Freightways Corp.......................     50,450  $      621,166
  Coors (Adolph) Co. Class B...........................     80,500       1,962,187
  Countrywide Credit Industries, Inc...................    258,600       6,949,875
  Cummins Engine Co., Inc..............................     55,200       3,519,000
  #Cyprus Amax Minerals Co., Inc.......................    238,900       5,823,187
  *DSC Communications Corp.............................      2,900          74,131
  *Darden Restaurants, Inc.............................    118,500         992,437
  *Digital Equipment Corp..............................    464,300      16,656,762
  Dillards, Inc. Class A...............................    246,700       8,326,125
  *Dime Bancorp, Inc...................................    140,300       2,385,100
  Donaldson, Lufkin & Jenrette, Inc....................     88,500       4,657,313
  Enserch Corp.........................................     92,800       1,983,600
  *#Enserch Exploration, Inc...........................    295,000       3,208,125
  Equitable Companies, Inc.............................    150,100       4,728,150
  Equitable of Iowa Companies..........................     18,100       1,002,288
  *#Federated Department Stores, Inc...................    444,300      16,439,100
  Fina, Inc. Class A...................................     35,200       2,321,000
  #Financial Security Assurance Holdings, Ltd..........     30,300       1,094,588
  Finova Group, Inc....................................     36,600       2,726,700
  First Citizens Bancshares, Inc. NC...................      3,700         316,350
  First Hawaiian, Inc..................................     44,100       1,562,794
  Florida East Coast Industries, Inc...................     11,400       1,234,050
  Ford Motor Co........................................  2,278,000      85,425,000
  GATX Corp............................................     28,200       1,600,350
  General Motors Corp..................................  1,421,400      81,375,150
  General Motors Corp. Class H.........................    182,646      10,068,361
  Georgia-Pacific Corp.................................    164,900      14,552,425
  Golden West Financial Corp...........................     90,800       6,151,700
  *Grand Casinos, Inc..................................      4,000          51,500
  Great Atlantic & Pacific Tea Co., Inc................     69,700       1,925,463
  Great Western Financial Corp.........................    217,800      10,563,300
  Greenpoint Financial Corp............................     71,600       4,331,800
  *HFS, Inc............................................     54,450       2,933,494
  #Heilig-Meyers Co....................................    159,100       2,625,150
  Hollinger International, Inc. Class A................     98,000       1,090,250
  IVAX Corp............................................     69,500         747,125
  Inland Steel Industries, Inc.........................    124,600       3,068,275
  International Paper Co...............................    677,200      32,505,600
  *International Speciality Products, Inc..............    252,000       3,433,500
  #James River Corp. of Virginia.......................    126,200       4,432,775
  *#K Mart Corp........................................  1,187,400      16,623,600
  *#Kaiser Aluminum Corp...............................     90,700       1,043,050
  LTV Corp.............................................    225,900       3,162,600
  #Lafarge Corp........................................    136,700       3,383,325
  Lehman Brothers Holdings, Inc........................    297,600      12,015,600
  Lennar Corp..........................................     60,000       1,575,000
  Liberty Corp.........................................     28,900       1,148,775
  Liberty Financial Companies, Inc.....................     81,000       3,634,875
  Lincoln National Corp................................    156,950       9,554,331
  Loews Corp...........................................    184,900      17,981,525
  Longs Drug Stores Corp...............................     28,000         665,000
  Longview Fibre Co....................................     43,100         727,313
  Louisiana-Pacific Corp...............................    196,400       3,829,800
  MBIA, Inc............................................     58,300       6,259,963
  MCI Communications Corp..............................     23,400         899,438
  Mead Corp............................................    140,500       8,956,875

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                          SHARES            VALUE+
                                                         ---------  --------------
  Mercantile Stores Co., Inc...........................     70,012  $    3,763,145
  Mitchell Energy & Development Corp. Class A..........     31,500         696,938
  Mitchell Energy & Development Corp. Class B..........     37,200         832,350
  #Morgan (J.P.) & Co., Inc............................     94,300      10,137,250
  *Navistar International Corp.........................    221,900       3,689,088
  *Nextel Communications Corp. Class A.................    470,800       6,914,875
  Norfolk Southern Corp................................    158,500      15,394,313
  *Novell, Inc.........................................    434,600       3,429,266
  Occidental Petroleum Corp............................    529,900      12,320,175
  *Officemax, Inc......................................    367,200       5,094,900
  Ogden Corp...........................................    151,696       2,958,072
  Ohio Casualty Corp...................................     47,800       1,971,750
  Old Republic International Corp......................    181,250       5,460,156
  Overseas Shipholding Group, Inc......................     26,400         498,300
  Pacific Century Financial Corp.......................     55,800       2,566,800
  *Pacificare Health Systems, Inc. Class B.............      7,356         582,503
  Paine Webber Group, Inc..............................     76,300       2,708,650
  Paul Revere Corp.....................................     62,000       2,650,500
  Penney (J.C.) Co., Inc...............................      6,000         309,000
  Phelps Dodge Corp....................................     92,100       7,701,863
  Potlatch Corp........................................     94,600       4,055,975
  Providian Corp.......................................    311,600      18,657,050
  *Pulte Corp..........................................     35,700       1,129,013
  RJR Nabisco Holdings Corp............................    488,080      15,801,590
  Rayonier, Inc........................................     83,000       3,558,625
  Republic New York Corp...............................     64,900       6,473,775
  Reynolds Metals Co...................................     98,200       6,665,325
  *Russell Corp........................................     17,200         526,750
  Ryder System, Inc....................................    195,800       6,485,875
  Safeco Corp..........................................    279,200      12,127,750
  Saint Paul Companies, Inc............................    213,400      15,284,775
  Salomon, Inc.........................................    284,800      15,272,400
  #Sensormatic Electronics Corp........................    170,400       2,662,500
  Signet Banking Corp..................................    113,000       3,714,875
  *Silicon Graphics, Inc...............................    162,000       3,057,750
  *Smiths Food & Drug Centers, Inc. Class B............      7,469         352,910
  Southern New England Telecommunications Corp.........     42,800       1,669,200
  *Springs Industries, Inc. Class A....................     27,300       1,382,063
  *St. Joe Corp........................................     35,000       2,878,750
  Stone Container Corp.................................    237,400       3,264,250
  Sun Co., Inc.........................................     14,080         420,640
  TIG Holdings, Inc....................................     75,300       2,033,100
  *Tandem Computers, Inc...............................    287,300       4,094,025
  Tecumseh Products Co. Class A........................     20,300       1,144,413
  Tecumseh Products Co. Class B........................      5,700         302,813
  Telephone & Data Systems, Inc........................    152,900       5,934,431
  Temple-Inland, Inc...................................    138,200       8,361,100
  Tenneco, Inc.........................................    398,200      17,819,450
  Terra Industries, Inc................................    146,400       1,848,300
  Timken Co............................................     46,400       3,184,200
  Transamerica Corp....................................    136,400      12,395,350
  Tyson Foods, Inc. Class A............................    207,750       4,245,891
  UMB Financial Corp...................................     28,381       1,144,109
  USF&G Corp...........................................    236,900       5,093,350
  USLIFE Corp..........................................     72,100       3,514,875
  USX-Marathon Group, Inc..............................    398,250      11,847,938
  USX-US Steel Group...................................    264,400       8,526,900
  Union Camp Corp......................................    142,600       7,486,500
                                                          SHARES            VALUE+
                                                         ---------  --------------
  Union Pacific Corp...................................    273,200  $   18,509,300
  Unionbancal Corp.....................................     53,200       3,524,500
  *Unisys Corp.........................................    218,000       1,498,750
  *United States Cellular Corp.........................     79,800       2,194,500
  Unitrin, Inc.........................................    111,900       6,119,531
  Valero Energy Corp...................................     81,100       2,899,325
  Valhi, Inc...........................................     80,100         660,825
  *Value Health, Inc...................................     82,700       1,674,675
  *Viacom, Inc. Class A................................     87,000       2,620,875
  *Viacom, Inc. Class B................................    505,000      14,992,188
  *Vishay Intertechnology, Inc.........................     85,680       2,516,850
  *Waban, Inc..........................................        700          21,263
  Washington Mutual, Inc...............................        900          50,006
  *Weis Markets, Inc...................................      7,600         223,250
  Wellman, Inc.........................................     44,600         797,225
  Wesco Financial Corp.................................      8,500       2,256,750
  Westinghouse Electric Corp...........................     92,500       1,873,125
  Westvaco Corp........................................    147,650       4,614,063
  Weyerhaeuser Co......................................    124,000       6,184,500
  *Wheelabrator Technologies, Inc......................     88,100       1,134,288
  Whirlpool Corp.......................................     56,100       2,797,988
  Zurich Reinsurance Centre Holdings, Inc..............     74,700       2,903,963
                                                                    --------------
TOTAL COMMON STOCKS
  (Cost $975,499,191)..................................              1,194,488,458
                                                                    --------------
PREFERRED STOCKS -- (0.0%)
  *Pacificare Health Systems, Inc. 5% Cumulative,
    Convertible, Redeemable Class A (Cost $185,737)....      2,340         174,915
                                                                    --------------
                                                           FACE
                                                          AMOUNT
                                                         ---------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99) (Cost $34,280,000)................  $  34,280      34,280,000
                                                                    --------------
TOTAL INVESTMENTS -- (99.8%)
  (Cost $1,009,964,928)++..............................              1,228,943,373
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
  Other Assets.........................................                  8,730,293
  Payable for Investment Securities Purchased..........                 (5,678,989)
  Other Liabilities....................................                   (200,612)
                                                                    --------------
                                                                         2,850,692
                                                                    --------------
NET ASSETS -- (100.0%) Applicable to 75,844,396
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................             $1,231,794,065
                                                                    --------------
                                                                    --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................             $        16.24
                                                                    --------------
                                                                    --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (92.9%)
  *ASK Corp., Yokohama.................................         6,000  $     21,753
  Achilles Corp........................................       322,000       899,055
  Aica Kogyo Co., Ltd..................................       110,000       585,911
  Aichi Corp...........................................        57,000       340,335
  #Aichi Machine Industry Co., Ltd.....................       136,000       812,027
  Aichi Tokei Denki Co., Ltd...........................        67,000       271,108
  Aida Engineering, Ltd................................       134,000       957,801
  #Akebono Brake Industry Co., Ltd.....................       141,000       674,716
  Amada Sonoike Co., Ltd...............................       132,000       588,557
  *#Amada Wasino Co., Ltd..............................       122,000       295,567
  Ando Corp............................................       120,000       341,237
  #Anest Iwata Corp....................................        74,000       274,639
  #Arai-Gumi, Ltd......................................        49,300       316,808
  Araya Industrial Co., Ltd............................        84,000       230,206
  #Asahi Denka Kogyo KK................................       114,000       783,505
  Asahi Kogyosha Co., Ltd..............................        48,000       200,000
  *Asahi Optical Co., Ltd..............................       180,000       740,722
  Asahi Organic Chemicals Industry Co., Ltd............       147,000       764,046
  Asahi Tec Corp.......................................        86,000       411,529
  Asanuma Corp.........................................       117,000       307,577
  Ashimori Industry Co., Ltd...........................        84,000       303,093
  *Asics Corp..........................................       333,000       686,598
  #Bando Chemical Industries, Ltd......................       182,000       717,680
  Bank of Okinawa, Ltd.................................        15,600       442,268
  *#Bank of Osaka, Ltd.................................       337,000       651,417
  Bank of the Ryukyus, Ltd.............................        20,280       367,619
  Bunka Shutter Co., Ltd...............................       114,000       689,485
  #CKD Corp............................................        97,000       654,167
  CMK Corp.............................................        76,000       966,323
  *Cabin Co., Ltd......................................        67,000       186,495
  Calpis Food Industry Co., Ltd........................       118,000       708,608
  *Central Finance Co., Ltd............................       180,000       414,433
  *Central Glass Co., Ltd..............................       328,000       955,258
  Chino Corp...........................................        70,000       276,632
  Chisan Tokan Co., Ltd................................        64,000       171,546
  *#Chori Co., Ltd.....................................       137,000       436,658
  Chuetsu Pulp and Paper Co., Ltd......................       172,000       558,557
  #Chugai Ro Co., Ltd..................................       139,000       453,780
  #Chugoku Marine Paints, Ltd..........................       111,000       421,495
  #Chugokukogyo Co., Ltd...............................        45,000       154,253
  Chukyo Coca-Cola Bottling Co., Ltd...................        72,000       643,299
  Chukyo Sogo Bank, Ltd................................       203,000       814,442
  #Chuo Paperboard Co., Ltd............................        62,000       119,313
  Chuo Spring Co., Ltd., Nagoya........................        90,000       468,557
  *#Clarion Co., Ltd...................................       230,000     1,074,914
  Cleanup Corp.........................................        72,000       544,330
  *Co-Op Chemical Co., Ltd.............................        80,000       172,509
  *Copal Co., Ltd......................................        78,000       472,423
  D'urban, Inc.........................................       114,000       392,732
  Dai Nippon Construction..............................        81,000       258,170
  #Dai Nippon Toryo, Ltd...............................       193,000       649,966
  Dai-Dan Co., Ltd.....................................        68,000       689,347
  Dai-Ichi Hotel, Ltd., Tokyo..........................        52,000       241,237
  *Dai-Ichi Katei Denki Co., Ltd.......................        91,000       257,990
  #Dai-Ichi Kogyo Seiyaku Co., Ltd.....................        47,000       199,871

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Dai-Ichi Securities Co., Ltd........................       228,000  $    454,433
  Daido Concrete Co., Ltd..............................        33,000        97,809
  #Daido Hoxan, Inc....................................       196,000       707,216
  Daido Kogyo Co., Ltd.................................        60,000       256,186
  Daido Steel Sheet Corp...............................        71,000       372,079
  Daidoh, Ltd..........................................        54,000       327,526
  *Daiei OMC, Inc......................................       269,000       674,811
  #Daihen Corp.........................................       205,000       669,244
  Daiho Corp...........................................        96,000       391,753
  Daiichi Cement Co., Ltd..............................        33,000        97,526
  *#Daiichi Chuo Kisen Kaisha..........................       390,000       619,845
  #Daiichi Jitsugyo Co., Ltd...........................        80,000       329,897
  #Daimei Telecom Engineering Corp.....................        55,000       496,134
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................       143,000       850,137
  Daisan Bank, Ltd.....................................       129,000       631,701
  Daiso Co., Ltd.......................................       112,000       307,904
  #Daisue Construction Co., Ltd........................       185,000       327,405
  Daito Kogyo Co., Ltd.................................        71,000       167,131
  *#Daito Woolen Spinning & Weaving Co., Ltd., Tokyo...        42,000       108,608
  *#Daiwa Danchi Co., Ltd..............................       172,000       681,203
  #Daiwa Seiko, Inc....................................       145,000       632,818
  *Daiwabo Co., Ltd....................................       228,000       707,113
  *#Dantani Corp.......................................        68,000       300,859
  Danto Corp...........................................        42,000       432,990
  #Denki Kogyo Co., Ltd................................       104,000       790,722
  Descente, Ltd........................................       113,000       538,789
  *Dijet Industrial Co., Ltd...........................        34,000       103,694
  Dynic Corp...........................................        52,000       217,113
  Eagle Industry Co., Ltd..............................        43,000       221,280
  Ehime Bank, Ltd......................................       181,000       915,885
  *Enshu, Ltd..........................................        69,000       226,443
  *FDK Corp............................................        94,000       447,388
  First Baking Co., Ltd................................        67,000       169,802
  #France Bed Co., Ltd.................................       161,000       861,710
  #Fudo Construction Co., Ltd..........................       168,000       678,350
  Fuji Car Manufacturing Co., Ltd......................        36,000       113,505
  Fuji Denki Reiki Co., Ltd............................        76,650       547,218
  *Fuji Kosan Co., Ltd.................................       130,000       291,495
  Fuji Kyuko Co., Ltd..................................       174,000       777,320
  Fuji Oil Co., Ltd....................................       133,000       891,237
  Fuji Spinning Co., Ltd., Tokyo.......................       163,000       595,146
  *Fujii & Co., Ltd....................................        44,000       145,533
  #Fujiko Co., Ltd.....................................        55,000       116,710
  #Fujirebio, Inc......................................        60,000       391,753
  *Fujitsu General, Ltd................................        89,000       581,100
  *#Fujiya Co., Ltd....................................       190,000       669,244
  Fukuda Corp..........................................        65,000       290,936
  Fukusuke Corp........................................        95,000       346,864
  *#Fukutoku Bank, Ltd.................................       177,000       296,521
  *Furukawa Battery Co., Ltd...........................        45,000       187,500
  Fuso Pharmaceutical Industries, Ltd..................       142,000       695,361
  *Ga-jo-en Kanko K.K..................................        37,000           636
  Gakken Co., Ltd......................................       158,000       794,072
  Gastec Service, Inc..................................        41,000       200,773
  Godo Shusei Co., Ltd.................................        74,000       284,811
  *Godo Steel, Ltd.....................................       152,000       544,536

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Graphtec Corp.......................................        39,000  $    201,031
  Gun-Ei Chemical Industry Co., Ltd....................       164,000       490,309
  *Gunze Sangyo, Inc., Tokyo...........................        90,000       274,485
  *Hakone Tozan Railway Co., Ltd.......................        52,000       193,436
  Hakuyosha Co., Ltd...................................        57,000       283,041
  #Hanshin Sogo Bank, Ltd..............................       189,000       319,871
  Harima Chemicals, Inc................................        37,000       297,208
  *#Hayashikane Sangyo Co., Ltd........................       128,000       230,928
  Hisaka Works, Ltd....................................        48,000       445,361
  #Hisamitsu Pharmaceutical Co.,
    Inc................................................        69,000       534,098
  Hitachi Electronics, Ltd.............................        82,000       781,959
  Hitachi Plant Engineering & Construction Co., Ltd....       150,000       682,990
  *#Hitachi Seiki Co., Ltd.............................       141,000       408,222
  Hochiki Corp.........................................        42,000       241,392
  *#Hodogaya Chemical Co., Ltd.........................       100,000       386,598
  *Hohsui Corp.........................................        56,000       126,529
  Hokkai Can Co., Ltd., Tokyo..........................       100,000       511,168
  Hokkaido Gas Co., Ltd................................        87,000       257,861
  Hokko Chemical Industry Co., Ltd.....................        41,000       174,708
  *Hoko Fishing Co., Ltd...............................        79,000       159,493
  Hokuriku Electric Industry Co., Ltd..................       112,000       449,347
  Hokuriku Electrical Construction Co., Ltd............        36,000       194,845
  #Honen Corp..........................................       128,000       524,536
  Horiba, Ltd..........................................        44,000       525,430
  *Hosiden Corp........................................       101,000     1,067,268
  #Hosokawa Micron Corp................................        40,000       450,172
  #Howa Machinery, Ltd.................................       181,000       475,825
  Ichida and Co., Ltd..................................        78,000       284,794
  Ichikawa Co., Ltd....................................        49,000       166,280
  Ichiken Co., Ltd.....................................        48,000       161,237
  #Ichikoh Industries, Ltd.............................       141,000       514,820
  Idec Izumi Corp......................................        60,000       474,227
  Ihara Chemical Industry Co., Ltd.....................        73,000       473,497
  *#Iino Kaiun Kaisha, Ltd.............................       161,000       495,172
  #Ikegai Corp.........................................        90,000       238,917
  Ikegami Tsushinki Co., Ltd...........................        84,000       483,505
  Inabata and Co., Ltd., Osaka.........................        85,000       573,239
  Inageya Co., Ltd.....................................        68,000       835,395
  #Intec, Inc..........................................        56,000       712,027
  *Inui Steamship Co., Ltd.............................        31,000        69,244
  Ishii Iron Works Co., Ltd............................        52,000       166,186
  *#Ishikawa Seisakusho, Ltd...........................        75,000       180,412
  Ishizuka Glass Co., Ltd..............................        49,000       147,337
  Itochu Fuel Corp.....................................        84,000       505,155
  Itoki Crebio Corp....................................        56,000       336,770
  Iwasaki Electric Co., Ltd............................       110,000       417,698
  Iwatsu Electric Co., Ltd.............................       145,000       480,842
  Izutsuya Co., Ltd....................................       118,000       332,509
  JDC Corp.............................................       256,000       450,859
  JMS Co., Ltd.........................................        59,000       327,947
  *#Janome Sewing Machine Co.,
    Ltd................................................       224,000       431,065
  Japan Aircraft Manufacturing Co., Ltd................        70,000       305,498
  *#Japan Aviation Electronics Industry, Ltd...........       136,000     1,010,653
  Japan Carlit Co., Ltd................................        28,000       170,550
  *Japan Coated Paper Manufacturing Co., Ltd...........       132,000       311,856
                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Japan Digital Laboratory Co.,
    Ltd................................................        49,500  $    922,809
  *#Japan Metals & Chemicals Co., Ltd..................       201,000       543,943
  Japan Oil Transportation Co., Ltd....................        45,000       173,969
  #Japan Paper Industry Co., Ltd.......................        91,000       287,698
  Japan Pulp and Paper Co., Ltd........................       221,000       839,192
  #Japan Transcity Corp................................        90,000       421,392
  Japan Vilene Co., Ltd................................       101,000       428,643
  Japan Wool Textile Co., Ltd..........................        40,000       295,189
  *#Jeol, Ltd..........................................        97,000       634,167
  #Joban Kosan Co., Ltd................................       101,000       334,064
  Joshin Denki Co., Ltd................................        82,000       824,227
  *#Jujiya Co., Ltd....................................       161,000       396,967
  Juken Sangyo Co., Ltd................................        72,000       492,371
  *#Juki Corp..........................................       153,000       604,639
  Kagawa Bank, Ltd.....................................       117,350       866,011
  Kagome Co., Ltd......................................       114,000       705,155
  #Kaken Pharmaceutical Co., Ltd.......................       138,000       701,856
  *Kakuei (L.) Corp....................................       100,000       197,594
  Kamei Corp...........................................        59,000       603,179
  #Kanaden Corp........................................        50,000       399,055
  Kanagawa Chuo Kotsu Co., Ltd.........................        90,000       518,041
  #Kanematsu Electronics, Ltd..........................        38,000       287,285
  *#Kansai Kisen Kaisha................................       184,000       257,663
  #Kansei Corp.........................................        76,000       583,058
  Kanto Auto Works, Ltd., Yokosuka.....................       100,000       601,375
  #Kanto Bank, Ltd.....................................        13,400       169,227
  Kanto Denka Kogyo Co., Ltd...........................        83,000       445,661
  #Kanto Natural Gas Development Co., Ltd..............        87,000       497,036
  *#Kanto Special Steel Works, Ltd.....................        84,000       265,567
  Kasho Co., Ltd., Tokyo...............................        46,000       458,419
  Kasumi Co., Ltd......................................        80,000       563,574
  Katakura Industries Co., Ltd.........................        49,000       397,809
  Kato Works Co., Ltd..................................        82,000       345,189
  #Katsumura Construction Co., Ltd.....................        48,600       144,046
  Kawada Industries, Inc...............................        76,000       326,460
  Kawai Musical Instruments Manufacturing Co., Ltd.....        99,000       318,943
  *Kawashima Textile Manufacturers, Ltd................       126,000       312,835
  *Kawasho Corp........................................       177,000       547,423
  #Keihin Co., Ltd.....................................       100,000       356,529
  #Keiyo Co., Ltd......................................        88,000       749,210
  *Kenwood Corp........................................        14,000        62,663
  Kimmon Manufacturing Co., Ltd........................        41,000       147,938
  *Kimura Chemical Plants Co., Ltd.....................        27,000       105,541
  *Kinki Nippon Tourist Co., Ltd.......................       101,000       614,330
  #Kinki Sharyo Co., Ltd., Nagaokakyo..................       101,000       337,534
  Kinseki, Ltd.........................................        46,000       624,399
  *Kinsho-Mataichi Corp................................        42,000       112,938
  *Kinugawa Rubber Industrial Co., Ltd.................        83,000       207,500
  *Kioritz Corp........................................        96,000       350,515
  Kita-Nippon Bank, Ltd................................        12,306       613,186
  #Kitagawa Iron Works Co., Ltd........................       124,000       435,704
  #Kitano Construction Corp............................       116,000       458,419
  Kitz Corp............................................       204,000       793,917
  Koa Corp.............................................        62,000       761,684
  Koatsu Gas Kogyo Co., Ltd............................        78,000       402,062
  *#Kobe Kiito Co., Ltd................................        53,000       104,725

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Kokune Corp.........................................        42,000  $     99,588
  Kokusai Kogyo Co., Ltd...............................        60,000       464,948
  Komai Tekko, Inc.....................................        53,000       313,720
  #Komatsu Construction Co., Ltd.......................        29,000        77,234
  Komatsu Forklift Co., Ltd............................       127,000       688,462
  Komatsu Seiren Co., Ltd..............................        63,000       627,835
  #Komatsu Zenoah Co...................................        75,000       267,397
  Kosei Securities Co., Ltd............................       137,000       486,091
  Krosaki Corp.........................................        96,000       276,289
  #Kumiai Chemical Industry Co., Ltd., Tokyo...........       122,000       471,649
  #Kyodo Shiryo Co., Ltd...............................       145,000       330,112
  Kyoei Tanker Co., Ltd................................        53,000       118,385
  *Kyokuyo Co., Ltd....................................       167,000       566,710
  #Kyosan Electric Manufacturing Co., Ltd..............        94,000       508,763
  Kyowa Leather Cloth Co., Ltd.........................        32,000       247,423
  Kyushu Bank, Ltd.....................................       146,000       568,196
  #Life Corp...........................................        77,000       572,208
  #Magara Construction Co., Ltd........................        61,000       178,703
  Marudai Food Co., Ltd................................       156,000       676,804
  #Maruei Department Store Co., Ltd....................        72,000       349,485
  Marusan Securities Co., Ltd..........................       119,000       700,301
  Maruwn Corp..........................................        38,000       254,313
  *Maruyama Manufacturing Co., Inc.....................        73,000       235,180
  #Maruzen Co., Ltd....................................       151,000       790,026
  #Maruzen Showa Unyu Co., Ltd.........................       148,000       598,866
  Matsui Construction Co., Ltd.........................        40,000       197,938
  Matsuo Bridge Co., Ltd...............................        37,000       127,148
  #Matsuya Co., Ltd....................................        74,000       380,808
  *Meiji Shipping Co., Ltd.............................        47,000       163,531
  Meisei Industrial Co., Ltd...........................        29,000        83,711
  Meito Sangyo Co., Ltd................................        38,000       430,928
  *Meiwa Trading Co., Ltd..............................        55,000       274,055
  #Misawa Resort Co., Ltd..............................        40,000       419,244
  #Mitsuba Corp........................................        55,000       529,210
  #Mitsubishi Kakoki Kaisha, Ltd.......................       117,000       506,598
  Mitsubishi Pencil Co., Ltd...........................        49,000       429,381
  *Mitsubishi Shindoh Co., Ltd.........................        82,000       279,674
  *Mitsubishi Steel Manufacturing Co., Ltd.............       211,000       752,277
  Mitsuboshi Belting, Ltd..............................       153,000       650,644
  Mitsui Construction Co., Ltd.........................       314,000       553,007
  Mitsui Matsushima Co., Ltd...........................        90,000       266,753
  *Mitsui Mining Co., Ltd..............................       225,000       593,428
  #Mitsui Sugar Co., Ltd...............................       116,000       343,814
  Mitsuuroko Co., Ltd..................................       106,000       646,564
  #Miura Co., Ltd......................................        56,000       779,381
  Miyaji Iron Works Co. Ltd............................        90,000       293,814
  *Miyakoshi Corp......................................        18,000        58,917
  Miyazaki Bank, Ltd...................................       177,320       747,974
  #Miyoshi Oil & Fat Co., Ltd..........................       120,000       407,216
  Miyuki Keori Co., Ltd................................        50,000       337,199
  Morita Corp..........................................        72,000       281,443
  *Morozoff, Ltd., Osaka...............................        50,000       173,969
  Mory Industries, Inc.................................        66,000       273,299
  *Mutoh Industries, Ltd...............................        61,000       223,247
  *Mutow Co., Ltd......................................        38,000       176,289
  Nabco, Ltd...........................................       120,000       423,711
  *#Nagasakiya Co., Ltd. (Tokyo).......................       231,000       742,216
  Nagatanien Co., Ltd..................................        53,000       382,474
  Naigai Co., Ltd......................................       109,000       397,981
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Nakabayashi Co., Ltd.................................        92,000  $    449,725
  Nakamuraya Co., Ltd..................................        85,000       380,455
  Nakano Corp..........................................        66,000       141,753
  Nakayama Steel Works, Ltd............................       170,000       715,636
  *National Securities Co., Ltd........................       146,000       273,436
  Neturen Co., Ltd., Tokyo.............................        67,000       423,643
  Nichia Steel Works, Ltd..............................        64,900       355,723
  #Nichias Corp........................................       198,000       765,464
  #Nichiban Co., Ltd...................................        58,000       313,917
  *Nichiboshin, Ltd....................................       119,000       219,802
  Nichiei Construction Co., Ltd........................        89,000       539,046
  *Nichimo Co., Ltd....................................        54,000       164,227
  Nichimo Corp.........................................        85,000       246,091
  Nichireki Co., Ltd...................................        44,000       284,261
  Nichiro Corp.........................................       243,000       680,567
  Nifco, Inc...........................................        88,000       861,856
  *Nihon Kentetsu Co., Ltd.............................        27,000       133,608
  Nihon Kohden Corp....................................        68,000       418,866
  Nihon Matai Co., Ltd.................................        50,000       268,471
  Nihon Nohyaku Co., Ltd...............................       103,000       488,454
  #Nihon Nosan Kogyo K.K...............................       201,000       466,237
  Nihon Parkerizing Co., Ltd...........................        92,000       399,141
  *Nihon Spindle Manufacturing Co., Ltd................        56,000       231,409
  Nihon Tokushu Toryo Co., Ltd.........................        35,000       134,106
  Niigata Chuo Bank, Ltd...............................       130,000       368,557
  #Nikken Chemicals Co., Ltd...........................       109,000       664,863
  Nikkiso Co., Ltd.....................................       114,000       812,887
  Nikko Co., Ltd., Akashi..............................        65,000       330,026
  Nippon Beet Sugar Manufacturing Co., Ltd.............       226,000       825,172
  Nippon Carbide Industries Co., Inc., Tokyo...........       101,000       546,649
  *#Nippon Carbon Co., Ltd.............................       177,000       593,041
  Nippon Chemi-Con Corp................................       182,000       917,818
  Nippon Chemical Industrial Co., Ltd..................       110,000       788,144
  Nippon Chemiphar Co., Ltd............................        49,000       208,376
  #Nippon Chutetsukan KK...............................        44,000       157,629
  *#Nippon Columbia Co., Ltd...........................        99,000       382,732
  #Nippon Concrete Industries Co., Ltd.................        65,000       211,641
  Nippon Conlux Co., Ltd...............................        63,000       432,990
  *#Nippon Conveyor Co., Ltd...........................        43,000       205,026
  Nippon Denko Co., Ltd................................       159,000       446,675
  #Nippon Densetsu Kogyo Co., Ltd......................        99,000       722,938
  *Nippon Electric Industry Co., Ltd...................        67,000       253,265
  #Nippon Felt Co., Ltd................................        28,000       137,113
  Nippon Formula Feed Manufacturing Co., Ltd...........       100,000       266,323
  Nippon Gas Co., Ltd..................................        62,000       372,852
  *Nippon Housing Loan Co., Ltd........................        62,000           533
  Nippon Hume Pipe Co., Ltd............................        43,000       219,802
  *#Nippon Kasei Chemical Co., Ltd.....................       113,000       273,763
  #Nippon Kinzoku Co., Ltd.............................        93,000       319,588
  #Nippon Koei Co., Ltd., Tokyo........................       146,000       633,419
  #Nippon Koshuha Steel Co., Ltd.......................       151,000       391,770
  *#Nippon Lace Co., Ltd...............................        26,000        61,203
  Nippon Metal Industry Co., Ltd.......................       241,000       681,177
  Nippon Pipe Manufacturing Co., Ltd...................        35,000       145,833
  Nippon Piston Ring Co., Ltd..........................       133,000       414,768
  Nippon Road Co., Ltd.................................       147,000       574,613
  Nippon Shinyaku Co., Ltd.............................       103,000       884,880

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Nippon Signal Co., Ltd...............................        90,000  $    715,206
  Nippon Synthetic Chemical Industry Co., Ltd..........       152,000       531,478
  Nippon Thompson Co., Ltd.............................       109,000       882,113
  #Nippon Valqua Industries, Ltd.......................       119,000       422,225
  Nippon Yakin Kogyo Co., Ltd..........................       243,000       542,783
  #Nippon Yusoki Co., Ltd..............................        49,000       254,682
  Nissan Construction Co., Ltd.........................       128,000       352,990
  #Nisseki House Industry Co., Ltd.....................       130,000       285,911
  Nissha Printing Co., Ltd.............................        66,000       635,052
  #Nissin Corp.........................................       150,000       628,866
  Nissin Electric Co., Ltd.............................       158,000       739,777
  Nitsuko Corp.........................................       115,000       772,594
  Nittetsu Mining Co., Ltd.............................       122,000       894,038
  Nitto Chemical Industry Co., Ltd.....................       116,000       413,574
  Nitto Flour Milling Co., Ltd.........................        54,000       189,278
  #Nitto Seiko Co., Ltd................................        56,000       190,515
  *Nitto Seimo Co., Ltd................................        32,000        93,196
  Nittoc Construction Co., Ltd.........................        61,000       316,529
  #Nohmi Bosai, Ltd....................................        59,000       446,555
  Noritz Corp..........................................        33,000       374,227
  North Pacific Bank, Ltd..............................       112,000       548,454
  *Nozaki and Co., Ltd.................................        56,000       129,897
  *O-M, Ltd............................................        46,000       134,364
  *OKK Corp............................................       101,000       308,900
  Obayashi Road Corp...................................        65,000       245,704
  Odakyu Construction Co., Ltd.........................        29,000       127,311
  *Odakyu Real Estate Co., Ltd.........................        58,000       203,797
  Ohki Corp............................................        73,000       201,314
  *Ohkura Electric Co., Ltd............................        34,000       176,718
  Okabe Co., Ltd.......................................        39,000       303,222
  *Okasan Securities Co., Ltd..........................       179,000       465,954
  *Oki Electric Cable Co., Ltd.........................        56,000       221,306
  *#Okuma and Howa Machinery, Ltd......................        69,000       256,675
  *Okura and Co., Ltd..................................       189,000       803,737
  Okura Industrial Co., Ltd............................        96,000       364,536
  *Ono Sokki Co., Ltd..................................        43,000       208,720
  Optec Dai-Ichi Denko Co., Ltd........................       178,000       588,746
  Organo Corp..........................................        85,000       624,356
  #Origin Electric Co., Ltd............................        54,000       598,454
  Osaka Oxygen Industries, Ltd.........................       123,000       357,165
  #Osaki Electric Co., Ltd.............................        56,000       336,770
  #Pacific Industrial Co., Ltd.........................        78,000       422,165
  *#Pacific Metals Co., Ltd............................       250,000       725,945
  #Parco Co., Ltd......................................        82,000       655,155
  *#Pasco Corp.........................................       138,000       521,649
  Pilot Corp...........................................        32,000       162,199
  #Pokka Corp..........................................        48,000       343,505
  #Press Kogyo Co., Ltd................................       143,000       366,100
  Prima Meat Packers, Ltd..............................       230,000       430,756
  Rasa Industries, Ltd.................................        99,000       616,624
  Renown Look, Inc.....................................        50,000       210,481
  *Renown, Inc.........................................       154,000       354,570
  Rheon Automatic Machinery Co., Ltd...................        40,000       257,732
  *#Rhythm Watch Co., Ltd..............................       236,000       729,897
  #Riken Corp..........................................       161,000       674,983
  #Riken Vinyl Industry Co., Ltd.......................       105,000       712,629
  #Rohto Pharmaceutical Co., Ltd.......................        68,000       706,873
  #Ryobi, Ltd..........................................       218,000       824,055
  Ryoden Trading Co., Ltd..............................        73,000       514,888
  Ryoyo Electro Corp...................................        47,000       900,430
                                                            SHARES           VALUE+
                                                         ------------  ------------
  S.T. Chemical Co., Ltd...............................        48,000  $    310,515
  #SMK Corp............................................       116,000       587,972
  SS Pharmaceutical Co., Ltd., Tokyo...................        41,000       216,271
  #SXL Corp............................................       127,000       776,838
  Saeki Kensetsu Kogyo Co., Ltd........................        71,000       190,309
  Sagami Co., Ltd......................................        60,000       329,897
  Sakai Chemical Industry Co., Ltd.....................       150,000       614,691
  Sakai Heavy Industries, Ltd..........................        60,000       322,165
  #Sakai Ovex Co., Ltd.................................        85,000       317,655
  #Sakata Inx Corp.....................................        92,000       530,344
  Sakurada Co., Ltd....................................        38,000       130,584
  #San-Ai Oil Co., Ltd.................................       118,000       544,381
  Sankei Building Co., Ltd.............................        82,000       572,027
  Sanko Metal Industrial Co., Ltd., Tokyo..............        54,000       189,278
  *#Sankyo Seiki Manufacturing Co., Ltd................       136,000       851,753
  Sankyo Seiko Co., Ltd................................        86,000       380,498
  *Sanrio Co., Ltd.....................................       114,000       803,093
  *#Sansui Electric Co., Ltd...........................       353,000       454,897
  Sanyo Industries, Ltd., Tokyo........................        48,000       188,041
  Sanyo Special Steel Co., Ltd.........................       283,000       765,850
  *Sasaki Glass Co., Ltd...............................        56,000       178,007
  #Sasebo Heavy Industries Co., Ltd., Tokyo............       235,000       518,857
  Sata Construction Co., Ltd., Gumma...................        61,000       157,741
  Sato Shoji Corp......................................        31,000       165,120
  *Sawafugji Electric Co., Ltd.........................        31,000       117,182
  Seika Corp...........................................       145,000       563,058
  *Seikitokyu Kogyo Co., Ltd...........................        86,000       169,192
  Seiko Corp...........................................        25,000       179,768
  *Seiren Co., Ltd.....................................        81,000       369,510
  Seiyo Food Systems, Inc..............................       101,000       778,325
  #Sekisui Jushi Co., Ltd..............................        76,000       705,155
  Sekisui Plastics Co., Ltd............................       150,000       534,794
  Senko Co., Ltd.......................................       176,000       719,725
  Senshukai Co., Ltd...................................        71,000       731,959
  *Settsu Corp.........................................       324,000       470,412
  Shibaura Engineering Works Co., Ltd..................        45,000       201,417
  Shibusawa Warehouse Co., Ltd.........................       119,000       582,732
  Shibuya Kogyo Co., Ltd...............................        45,000       564,433
  *Shikibo, Ltd........................................       155,000       290,292
  #Shikoku Chemicals Corp..............................        89,000       359,364
  Shimizu Bank, Ltd....................................        14,300       872,251
  Shimura Kako Co., Ltd................................        55,000       255,155
  Shin Nippon Air Technologies Co., Ltd................        37,180       325,804
  #Shin-Etsu Polymer Co., Ltd..........................       120,000       649,485
  Shin-Kobe Electric Machinery Co., Ltd................        71,000       329,381
  #Shinagawa Fuel Co., Ltd.............................       137,000       920,395
  Shinagawa Refractories Co., Ltd......................        95,000       856,959
  *#Shinko Electric Co., Ltd...........................       220,000       986,598
  Shinko Shoji Co., Ltd................................        32,000       373,883
  #Shinsho Corp........................................       110,000       360,997
  *#Shintom Co., Ltd...................................        53,000       231,306
  *#Shinwa Kaiun Kaisha, Ltd...........................       238,000       427,337
  Shinyei Kaisha.......................................        54,000       149,845
  #Shiroki Co., Ltd....................................       132,000       509,175
  Shoko Co., Ltd.......................................       156,000       448,969
  *#Shokusan Jutaku Sogo Co., Ltd......................       207,000       316,546

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Showa Corp..........................................        97,000  $    833,333
  #Showa Highpolymer Co., Ltd..........................        79,000       566,710
  *#Showa Line, Ltd....................................       438,000       485,412
  *Silver Seiko, Ltd...................................        87,000       194,330
  Sintokogio, Ltd., Nagoya.............................        93,000       671,134
  Soda Nikka Co., Ltd..................................        35,000       134,106
  *#Sogo Co., Ltd......................................       226,000       714,502
  Sokkisha Co., Ltd....................................        40,000       300,000
  #Sotetsu Rosen Co., Ltd..............................        42,000       270,979
  Star Micronics Co., Ltd..............................        84,000       534,021
  Subaru Enterprise Co., Ltd...........................        36,000       217,113
  Suminoe Textile Co., Ltd.............................       142,000       390,378
  Sumisho Computer Systems Corp........................        54,000       918,557
  #Sumitomo Coal Mining Co., Ltd.......................       107,000       356,667
  #Sumitomo Construction Co., Ltd......................       320,000       687,285
  *Sumitomo Corporation's Leasing, Ltd.................        35,000       106,443
  #Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        78,000       484,485
  #Sumitomo Seika Chemicals Co., Ltd...................       102,000       410,979
  #Sumitomo Special Metals Co., Ltd., Osaka............        62,000     1,017,354
  Sun Wave Corp........................................        74,000       731,100
  SunTelephone Co., Ltd................................        65,000       396,478
  *#Suzutan Co., Ltd...................................        62,000       113,454
  #TYK Corp............................................        67,000       316,581
  Tabai Espec Corp.....................................        34,000       365,120
  Tada Construction Co., Ltd...........................        54,000       107,165
  #Taihei Dengyo Kaisha, Ltd...........................        66,000       481,959
  Taihei Kogyo Co., Ltd................................       114,000       352,577
  *Taiheiyo Bank, Ltd..................................        96,000           825
  *Taiheiyo Kaiun Co., Ltd.............................        72,000       109,485
  Taiheiyo Kouhatsu, Inc...............................        90,000       209,536
  Taiheiyo Securities Co., Ltd.........................       156,000       335,052
  Taikisha, Ltd........................................        57,000       901,031
  Taisei Fire & Marine Insurance Co., Ltd..............       118,000       405,498
  #Taisei Prefab Construction Co., Ltd.................       101,000       243,823
  Taisei Rotec Corp....................................       127,000       449,519
  Taito Co., Ltd.......................................        70,000       300,687
  Taiyo Toyo Sanso Co., Ltd............................       193,000       623,436
  *Taka-Q Co., Ltd.....................................        77,000       216,976
  Takada Kiko Co., Ltd.................................        31,000       170,447
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......       156,000       502,577
  Takara Co., Ltd......................................        39,000       201,031
  Takarabune Corp......................................        52,000       290,378
  Takasago International Corp..........................       129,000       775,773
  *#Takasaki Paper Manufacturing Co., Ltd..............       157,000       283,247
  #Takashima & Co., Ltd................................        60,000       220,103
  Takiron Co., Ltd.....................................       118,000       547,423
  Tamura Corp..........................................       114,000       621,907
  Tamura Electric Works, Ltd...........................        74,000       542,285
  #Tasaki Shinju Co., Ltd..............................        53,000       368,814
  *#Tateho Chemical Industries Co., Ltd................       106,000       204,897
  #Tatsuta Electric Wire & Cable Co., Ltd..............       106,000       417,079
  *Tayca Corp..........................................        74,000       179,278
  *#Teac Corp..........................................       102,000       603,763
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Teijin Seiki Co., Ltd................................       115,000  $    654,038
  Teikoku Hormone Manufacturing Co., Ltd...............        33,000       411,082
  *Teikoku Sen-I Co., Ltd..............................        39,000       160,155
  #Teikoku Tsushin Kogyo Co., Ltd......................        73,000       322,354
  Teisan K.K...........................................       182,000       867,783
  Tenma Corp...........................................        50,000       807,560
  Tesac Corp...........................................        92,000       217,354
  *Titan Kogyo K.K.....................................        36,000       125,258
  Toa Doro Kogyo Co., Ltd..............................        85,000       248,282
  *#Toa Steel Co., Ltd.................................       205,000       535,395
  *Toa Wool Spinning & Weaving Co., Ltd................        73,000       200,687
  *#Tobishima Corp.....................................       100,000       193,299
  Tobu Store Co., Ltd..................................        71,000       295,833
  Tochigi Bank, Ltd....................................        93,000       751,031
  Tochigi Fuji Industrial Co., Ltd.....................        51,000       246,237
  #Toda Kogyo Corp.....................................        70,000       467,869
  Todentu Corp.........................................        57,000       286,469
  Toenec Corp..........................................       144,000       779,381
  *Toho Rayon Co., Ltd.................................       128,000       390,378
  #Toho Real Estate Co., Ltd...........................        80,000       591,065
  Toho Zinc Co., Ltd...................................       171,000       875,567
  *Tohpe Corp..........................................        36,000       117,835
  Tohto Suisan Co., Ltd................................        54,000       167,474
  #Tokai Corp..........................................       108,000       637,423
  *Tokai Kanko Co., Ltd................................       132,000       124,742
  *#Tokai Kogyo Co., Ltd...............................       116,000       408,591
  *Tokai Maruman Securities Co., Ltd...................        99,000       340,206
  #Tokai Pulp Co., Ltd.................................        88,000       529,210
  #Tokai Rika Co., Ltd.................................       108,000       810,000
  *Tokai Senko K.K., Nagoya............................        47,000       140,919
  Tokico, Ltd..........................................       189,000       602,397
  *Tokimec, Inc........................................       119,000       409,957
  #Tokin Corp..........................................        81,000       821,134
  Toko Electric Corp...................................        39,000       204,716
  Toko, Inc............................................       143,000       818,196
  #Tokushu Paper Manufacturing Co., Ltd................        72,000       555,464
  *#Tokuyo City Bank, Ltd..............................       115,000       122,509
  Tokyo Denki Komusho Co., Ltd.........................        57,000       327,603
  #Tokyo Kikai Seisak..................................       105,300       665,814
  *Tokyo Nissan Auto Sales Co., Ltd....................        63,000       261,417
  #Tokyo Rakutenchi Co., Ltd...........................        92,000       344,605
  Tokyo Rope Manufacturing Co., Ltd....................       245,000       814,562
  *Tokyo Securities Co., Ltd...........................       193,000       406,229
  #Tokyo Seimitsu Co., Ltd.............................        46,000       810,137
  #Tokyo Tanabe Co., Ltd., Tokyo.......................       101,000       743,617
  *Tokyo Tekko Co., Ltd................................        67,000       189,373
  Tokyo Theatres Co., Inc., Tokyo......................       116,000       239,175
  Tokyu Car Corp.......................................       177,000       609,768
  Tokyu Construction Co., Ltd..........................       225,000       463,918
  Tokyu Hotel Chain Co., Ltd...........................       162,000       783,557
  #Tokyu Store Chain Corp..............................       105,000       843,428
  *Tokyu Tourist Corp..................................        38,000       111,649
  Toli Corp............................................       101,000       408,686
  Tomoe Corp...........................................        56,000       209,278
  *Tomoegawa Paper Co., Ltd............................        55,000       177,191
  Tomoku Co., Ltd......................................       157,000       617,749
  #Tonami Transportation Co., Ltd......................       141,000       645,644
  Topcon Corp..........................................        68,000       458,007
  Topre Corp...........................................        85,000       576,890

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Torishima Pump Manufacturing Co., Ltd., Osaka.......        40,000  $    340,206
  Toshiba Engineering & Construction Co., Ltd..........       105,000       474,485
  *#Toshiba Machine Co., Ltd...........................       213,000       752,088
  Toshiba Tungaloy Co.,Ltd.............................       124,000       596,564
  Tosho Printing Co., Ltd..............................        94,000       400,550
  Tostem Viva Corp.....................................        95,000       466,022
  Totenko Co., Ltd.....................................        35,000       150,344
  Totetsu Kogyo Co., Ltd...............................        53,000       179,854
  Totoku Electric Co., Ltd., Tokyo.....................        62,000       312,663
  *#Towa Real Estate Development Co., Ltd..............       160,000       365,636
  #Toyama Chemicals Co., Ltd...........................       221,000       805,017
  Toyo Aluminium K.K...................................        81,000       452,320
  #Toyo Chemical Co., Ltd..............................        52,000       268,935
  Toyo Construction Co., Ltd...........................       268,000       559,485
  #Toyo Corp...........................................        41,000       704,467
  *Toyo Electric Co., Ltd..............................        67,000       233,694
  #Toyo Information System Co., Ltd....................        59,000       765,378
  Toyo Kanetsu K.K.....................................       206,000       536,237
  Toyo Radiator Co., Ltd...............................       104,000       379,725
  *Toyo Securities Co., Ltd............................       113,000       242,698
  Toyo Shutter Co., Ltd................................        77,000       449,828
  #Toyo Sugar Refining Co., Ltd........................        60,000       141,753
  #Toyo Umpanki Co., Ltd...............................       146,000       608,333
  #Toyo Wharf & Warehouse Co., Ltd.....................       118,000       387,251
  Tsubaki Nakashima Co., Ltd...........................        86,000       738,832
  Tsubakimoto Machinery & Engineering Co., Ltd.........        44,000       159,141
  Tsudakoma Corp.......................................       101,000       446,864
  Tsugami Corp.........................................       124,000       329,175
  #Tsukamoto Co., Ltd..................................        44,000       298,625
  #Tsumura & Co., Inc..................................        88,000       678,900
  #Tsurumi Manufacturing Co., Ltd......................        42,000       389,691
  Tsutsunaka Plastic Industry Co., Ltd.................        71,000       457,474
  Uchida Yoko Co., Ltd.................................        72,000       332,783
  Ueki Corp............................................        47,000       126,383
  #Uniden Corp.........................................        76,000       914,089
  Utoc Corp............................................        38,000       126,014
  #Wakachiku Construction Co., Ltd.....................       194,000       750,000
  #Wakamoto Pharmaceutical Co., Ltd....................        48,000       240,000
  #Yahagi Construction Co., Ltd........................        59,000       334,536
  *Yahagi Iron Co., Ltd................................        40,000       127,835
  Yamagata Bank, Ltd...................................        36,500       188,144
  Yamamura Glass Co., Ltd..............................       176,000       657,732
  Yamatane Corp........................................       131,000       495,189
  *#Yamatane Securities Co., Ltd.......................       203,000       374,957
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Yamato International, Inc............................        43,000  $    133,359
  *Yamazen Co., Ltd....................................       140,000       576,117
  #Yaohan Japan Corp...................................       162,000       361,856
  Yokogawa Bridge Corp.................................        70,400       477,196
  *Yokohama Matsuzakaya, Ltd...........................        27,000        67,268
  Yokohama Reito Co., Ltd..............................        67,000       725,258
  Yomeishu Seizo Co., Ltd..............................        46,000       359,622
  #Yomiuri Land Co., Ltd...............................       132,000       782,474
  Yondenko Corp........................................        56,000       406,529
  Yoshihara Oil Mill, Ltd..............................        36,000       126,804
  #Yoshimoto Kogyo Co., Ltd............................        49,000       559,880
  #Yuasa Trading Co., Ltd..............................       174,000       690,619
  Yuken Kogyo Co., Ltd.................................        60,000       234,536
  #Zenchiku Co., Ltd...................................       126,000       350,722
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $364,261,545)..................................                 271,591,046
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.7%)
  *Japanese Yen (Cost $1,932,705)......................                   1,930,262
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (5.9%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    5.50%, 11/15/98) (Cost $17,275,000)................  $     17,275    17,275,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $383,469,250)++................................                 290,796,308
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
  Other Assets.........................................                   1,818,605
  Payable for Fund Shares
    Redeemed...........................................                    (216,585)
  Other Liabilities....................................                     (82,944)
                                                                       ------------
                                                                          1,519,076
                                                                       ------------
NET ASSETS -- 100.0%...................................                $292,315,384
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
MALAYSIA -- (26.2%)
COMMON STOCKS -- (25.6%)
  A&M Realty Berhad....................................        15,000  $     30,717
  Actacorp Holdings Berhad.............................        26,000        65,259
  Advance Synergy Berhad...............................       299,800       391,770
  Ajinimoto (Malaysia) Berhad..........................        44,000       100,797
  Aluminum Co. of Malaysia.............................       139,000       189,948
  Amalgamated Containers Berhad........................        31,000        41,745
  Amalgamated Industrial Steel Berhad..................       125,000       283,865
  Anakku Corp. Berhad..................................        10,000        50,996
  Ancom Berhad.........................................        52,000        63,394
  Angkasa Marketing Berhad.............................        61,000        78,255
  Anson Perdana Berhad.................................        77,000       205,538
  Antah Holding Berhad.................................       312,000       427,602
  *Aokam Perdana Berhad................................       138,000       173,737
  Arab Malaysia Development Berhad.....................       778,000       508,335
  Arensi Holdings (Malaysia) Berhad....................        33,000       165,657
  Asas Dunia Berhad....................................        46,000       143,865
  Asia Pacific Land Berhad.............................       660,100       347,144
  Austral Amalgamated Berhad...........................        94,000       125,833
  *Austral Amalgamated Berhad Issue 97.................        31,333        41,632
  Austral Enterprises Berhad...........................       208,499       390,416
  Autoways Holdings Berhad.............................        10,000        93,028
  Ayer Hitam Planting Syndicate Berhad.................        51,000     1,005,777
  *Ayer Hitam Tin Dredging Malaysia Berhad.............        36,000        64,542
  *Ayer Molek Rubber Co. Berhad........................         1,000        40,438
  Ban Hin Lee Bank Berhad..............................        70,500       306,155
  Bandar Raya Developments Berhad......................       283,000       383,347
  Bank Islam (Malaysia) Berhad.........................        66,000       173,546
  Batu Kawan Berhad....................................       394,500       864,442
  Berjaya Industrial Berhad............................       673,000       801,701
  Berjaya Singer Berhad................................       142,000       297,012
  *Berjuntai Tin Dredging Berhad.......................        36,000       187,888
  *Best World Land Berhad..............................       120,100        94,262
  Bina Puri Holdings Berhad............................        20,000        61,355
  Bolton Properties Berhad.............................       150,000       258,167
  Boustead Holdings Berhad.............................       141,000       317,390
  *CHG Industries Berhad...............................        16,000        26,263
  CI Holdings Berhad...................................        72,000       266,773
  Cement Industries of Malaysia Berhad.................       178,000       475,139
  Chase Perdana Berhad.................................        34,000       260,080
  Chemical Co. of Malaysia Berhad......................       224,000       713,944
  Chin Teck Plantations Berhad.........................        75,000       236,056
  Chocolate Products (Malaysia) Berhad.................       188,100       119,904
  Choo Bee Metal Industries Berhad.....................        49,000        74,183
  Cold Storage (Malaysia) Berhad.......................       102,000       161,737
  Computer Forms Malaysia Berhad.......................        19,000        87,052
  *Concrete Engineering Products Berhad................        29,000        88,964
  *Construction & Supplies House Berhad................        64,000        94,853

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Country Heights Holdings Berhad......................        75,000  $    487,052
  Cycle & Carriage Bintang Berhad......................       130,000       864,940
  DMIB Berhad..........................................       150,000       137,450
  DNP Holdings Berhad..................................       412,000       343,060
  Daibochi Plastic & Packaging Industry Berhad.........        32,200        73,123
  Daiman Development Berhad............................       110,000       129,721
  *Damansara Realty Berhad.............................       468,000       244,255
  *Dataprep Holdings Berhad............................        36,000       144,861
  Datuk Keramat Holdings Berhad........................       153,000       236,510
  *Denko Industrial Corp. Berhad.......................        38,000       135,498
  Diethelm Holdings (Malaysia) Berhad..................        26,000        28,486
  Diperdana Corp. Berhad...............................        43,000       311,793
  Dutch Baby Milk Industry (Malaysia) Berhad...........        22,000       147,251
  Eastern & Oriental Berhad............................        67,500       132,849
  Econstates Berhad....................................        63,000        84,335
  *Ekran Berhad........................................       164,000       362,629
  *FA Peninsular Berhad................................        95,000        83,267
  *FACB Berhad.........................................       786,000       369,514
  FCW Holdings Berhad..................................       224,000       298,072
  *Faber Group Berhad Issue 96.........................       162,000       154,900
  Far East Holdings Berhad.............................        74,000       102,008
  Federal Flour Mills Berhad...........................       271,250       653,810
  Fima Corp. Berhad....................................        39,000       111,096
  *Gadek Capital Berhad................................        48,000       114,741
  *General Corp. Berhad................................       423,000       288,179
  George Kent (Malaysia) Berhad........................       122,998       161,710
  George Town Holdings Berhad..........................       147,000       217,865
  Glenealy Plantations (Malaysia) Berhad...............        76,000       222,550
  Goh Ban Huat Berhad..................................        75,000       194,223
  Gold Coin (Malaysia) Berhad..........................        52,000       150,199
  Golden Frontier Berhad...............................        29,000        57,307
  *Golden Pharos Berhad................................        48,000        67,315
  Golden Plus Holdings Berhad..........................       172,000       326,183
  Gopeng Berhad........................................        94,500       195,777
  *Granite Industries Berhad...........................       111,000       152,127
  Guinness Anchor Berhad...............................       275,000       602,590
  *Gula Perak Berhad...................................       180,000       147,012
  *Guthrie Ropel Berhad................................       160,000       286,853
  H&R Johnson (Malaysia) Berhad........................        27,000        30,657
  HLG Capital Berhad...................................        71,000       195,179
  Hap Seng Consolidated Berhad.........................       392,000       968,287
  Hexza Corp. Berhad...................................       163,000       116,892
  Hil Industries Berhad................................        22,000        50,837
  Ho Hup Construction Co. Berhad.......................        80,000       213,546
  Hock Hua Bank Berhad (Foreign).......................        98,000       406,056
  IGB Corp. Berhad.....................................       625,000       602,590
  IOI Properties Berhad................................        52,700       121,777
  Inchcape Timuran Berhad..............................       128,250       204,382
  *Insas Berhad........................................       644,200       461,976
  Instangreen Corp. Berhad.............................        15,000        55,876
  Integrated Logistics Berhad..........................        39,000        72,096
  *Intria Behard.......................................        41,000        83,307
  Ipmuda Berhad........................................        45,000       106,673
  Island & Peninsular Berhad...........................       155,000       500,199
  *Jasa Megah Industries Berhad........................        58,000        71,633

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Jaya Netting Industries Berhad.......................        21,000  $     87,012
  Jeram Kuantan (Malaysia) Berhad......................        45,000        70,279
  Johan Holdings Berhad................................       410,000       351,195
  *Johor Land Berhad...................................        47,800        70,081
  KFC Holdings (Malaysia) Berhad.......................       126,666       489,506
  KIG Glass Industrial Berhad..........................        62,000        65,458
  KPJ Healthcare Berhad................................        24,000        57,370
  Kamunting Corp. Berhad...............................       447,000       320,558
  Kanzen Berhad........................................       105,000       153,108
  Keck Seng (Malaysia) Berhad..........................       316,500       406,028
  Kelanamas Industries Berhad..........................        48,000        85,673
  Kelang Container Terminal Berhad.....................       169,000       366,952
  Kemayan Corp. Berhad.................................       344,000       390,598
  Khong Guan Holdings (Malaysia) Berhad................        21,000        88,685
  Kian Joo Can Factory Berhad..........................       100,500       378,376
  Kim Hin Industry Berhad..............................        50,400        67,869
  Kluang Rubber Co. (Malaysia) Berhad..................         2,000       135,458
  Kramat Tin Dredging Berhad...........................         1,800        20,797
  Kretam Holdings Berhad...............................       110,500       334,582
  *Kuala Lumpur Industries Holdings Berhad.............       138,000       162,741
  Kuala Sidim Berhad...................................       123,000       276,872
  *Kuantan Flour Mills Berhad..........................        19,000        50,717
  Kuchai Development Berhad............................           800        18,008
  Kulim Malaysia Berhad................................       239,800       487,243
  Kumpulan Belton Berhad...............................        44,100        89,606
  *Kumpulan Emas Berhad................................       134,000       106,773
  *Kym Holdings Berhad.................................         6,000        13,506
  Ladang Perbadanan-Fima Berhad........................        57,000       144,203
  Landmarks Berhad.....................................       268,000       348,080
  Larut Consolidated Berhad............................       206,000       233,904
  Leisure Management Berhad............................       149,999       621,510
  Leong Hup Holdings Berhad............................        73,000        74,163
  Lien Hoe Corp. Berhad................................       240,000       267,729
  Lim Kim Hai Holdings Berhad..........................        97,000       270,518
  Lion Corp. Berhad....................................       108,500       222,619
  Lion Land Berhad.....................................       309,375       299,514
  Long Huat Group Berhad...............................        33,000       105,179
  MBF Holdings Berhad..................................     1,175,250       641,471
  *MBF Land Berhad.....................................       483,000       321,359
  MCB Holdings Berhad..................................       199,000       203,757
  MMC Engineering Group Berhad.........................        43,000       126,345
  MUI Properties Berhad................................       483,000       292,494
  MWE Holdings Berhad..................................       184,500       169,064
  Malayan Cement Berhad................................       212,500       355,578
  Malayan Flour Mills Berhad...........................        92,400       117,801
  Malayawata Steel Berhad..............................       182,000       295,841
  Malaysia Aica Berhad.................................       126,000       250,996
  Malaysia Assurance Alliance Berhad...................       129,938       766,165
  Malaysia British Assurance Berhad....................        53,000       230,159
  Malaysia Building Society Berhad.....................       124,000       184,765
  *Malaysia Building Society Berhad Issue 97...........        31,000        40,757
  Malaysia Smelting Corp. Berhad.......................        37,000        81,813
  Malaysian Mosaics Berhad.............................       368,000       486,757
  Malaysian Oxygen Berhad..............................       131,500       686,315
  Malaysian Pacific Industries.........................       187,000       819,522
  Malaysian Packaging Industry.........................        14,000        36,255
  Malaysian Plantations Berhad.........................       160,000       216,733
  Malaysian Tobacco Co. Berhad.........................       275,000       392,231
                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Malex Industries Berhad.............................        15,000  $    164,343
  Mamee-Double Decker (Malaysia) Berhad................        18,000        48,765
  Mancon Berhad........................................        88,000       171,092
  Maruichi Malaysia Steel Tube Berhad..................        39,000       125,857
  Matsushita Electric Co. (Malaysia) Berhad............        44,000       376,892
  Mechmar Corp.........................................        94,000       109,355
  Mega First Corp. Berhad..............................       268,000       185,785
  *Menang Corp.........................................       272,000       191,809
  Mentiga Corp. Berhad.................................        41,000        86,574
  *Metacorp Berhad.....................................       193,333       500,663
  Metrojaya Berhad.....................................       153,000       207,251
  Minho (Malaysia) Berhad..............................        46,000        54,980
  Mintye Industries Berhad.............................        12,000        27,729
  Muda Holdings Berhad.................................       208,125       184,079
  Muhibbah Engineering Berhad..........................        19,000        64,343
  Mulpha International Berhad..........................       334,000       268,797
  Mun Loong Berhad.....................................        40,000       221,514
  NCK Corp. Berhad.....................................        18,000        49,482
  Nam Fatt Berhad......................................       112,000       283,347
  Nanyang Press (Malaya) Berhad........................        70,400       249,625
  Negara Properties (Malaysia) Berhad..................        86,000       349,482
  Negri Sembilan Oil Palms Berhad......................        34,000       121,912
  North Borneo Timbers Berhad..........................        30,000       391,434
  Nylex (Malaysia) Berhad..............................       304,500       541,064
  O'Connor's Corp. Berhad..............................        21,000        67,351
  OSK Holdings.........................................       195,000       380,677
  *Olympia Industries Berhad...........................       293,000       235,801
  PJ Development Holdings Berhad.......................       345,800       287,937
  PSC Industries Berhad................................        52,332       630,694
  PWE Industries Berhad................................        39,200       550,518
  Pacific Chemicals Berhad.............................        55,000       109,562
  Palmco Holdings Berhad...............................       179,000       218,223
  *Pan Pacific Asia Berhad.............................        64,000       156,813
  *Panglobal Berhad....................................        70,000       142,231
  Paramount Corp. Berhad...............................        73,000        77,363
  Parit Perak Holdings Berhad..........................       200,000       258,167
  Park May Berhad......................................        48,000        89,498
  Peladang Kimia Berhad................................        78,000       205,100
  Pelangi Berhad.......................................       437,500       482,819
  *Perdana Industrial Holdings Berhad..................        46,000       142,948
  Pernas International Holdings Berhad.................       554,950       519,575
  Petaling Garden Berhad...............................       254,000       364,303
  Petaling Tin Berhad..................................        23,000        99,880
  Phileo Allied Berhad.................................       170,250       336,430
  *Phileo Land Berhad..................................        64,000       149,163
  Pilecon Engineering Berhad...........................       290,500       481,466
  Poly Glass Fibre (Malaysia) Berhad...................        90,000       147,012
  Prime Utilities Berhad...............................        33,000       251,116
  Projek Penyelenggaraan Lebuhraya Berhad..............        11,000        34,183
  *Promet Berhad.......................................       674,000       571,960
  Putera Capital Berhad................................        82,000       189,482
  RJ Reynolds Berhad...................................       200,000       525,896
  Rahman Hydraulic Tin Berhad..........................       111,000       223,327
  *Red Box (Malaysia) Berhad...........................        41,000        59,458
  Riverview Rubber Estates Berhad......................         5,400        38,295
  Road Builders (Malaysia) Holdings Berhad.............        77,000       380,398

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *S P Setia Berhad....................................        30,000  $     96,813
  SCB Developments Berhad..............................       240,500       300,865
  SCK Group Berhad.....................................        22,000       108,685
  *SPK Sentosa Corp. Berhad............................        51,000        83,307
  Samanda Holdings Berhad..............................        73,000       613,665
  *Sanda Plastics Industries Berhad....................        11,000        55,219
  Sanyo Industries (Malaysia) Berhad...................        33,600       178,040
  Sapura Telecommunications Berhad.....................       187,000       296,518
  Sarawak Oil Palms Berhad.............................       117,600       274,088
  *Sateras Resources (Malaysia) Berhad.................       193,000       143,020
  Scientex, Inc. Berhad................................        75,000       149,402
  Selangor Dredging Berhad.............................       355,000       281,454
  Selangor Properties Berhad...........................       459,000       490,088
  Setegap Berhad.......................................        33,332        76,358
  *Setron (Malaysia) Berhad............................        61,666       118,910
  Shangri-la Hotels (Malaysia) Berhad..................       281,000       294,434
  Siah Brothers Corp. Berhad...........................        64,000       107,092
  *Sin Heng Chan Berhad................................        20,000       131,474
  Sistem Television Malaysia Berhad....................        91,000       184,900
  Sitt Tatt Berhad.....................................        85,000       230,279
  *South East Asia Lumber, Inc. Berhad.................        79,500       163,117
  South Johore Amalgamated Holding Berhad..............        40,500       102,460
  South Malaysia Industries Berhad.....................       157,500       121,733
  Southern Acids (Malaysia) Berhad.....................        80,700       135,036
  Southern Bank Berhad.................................       106,000       259,721
  Southern Bank Berhad (Foreign).......................        10,000        24,104
  Sriwani Holdings Berhad..............................       143,800       446,868
  Store Corp. Berhad...................................        31,000        54,837
  Sungei Bagan Rubber Co. (Malaysia) Berhad............         2,000       100,398
  *Tai Wah Garments Manufacturing Berhad (Foreign).....        60,000        64,303
  Taiping Consolidated Berhad..........................       232,000       189,482
  Tajo Berhad..........................................        32,000        62,470
  Talam Corp. Berhad...................................        82,000        98,008
  Tan & Tan Developments Berhad........................       159,000       155,833
  Tasek Cement Berhad..................................       192,000       481,912
  Tenggara Capital Berhad..............................        99,200       147,021
  Tiong Nam Transport Holdings Berhad..................        17,000        50,797
  *Tongkah Holdings Berhad.............................       101,000       175,442
  Tradewinds Malaysia Berhad...........................        56,000        89,243
  *Trengganu Development & Management Berhad...........        66,000        90,454
  Tronoh Mines Malaysia Berhad.........................        40,000       140,239
  *U-Wood Holdings Berhad..............................        20,000        49,402
  UAC Berhad...........................................        67,000       109,976
  *Union Paper Holdings Berhad.........................        20,000        86,853
  Uniphoenix Corp. Berhad..............................       267,000       457,410
  Uniphone Telecommunications Berhad...................       185,000       196,056
  United Chemical Industries Berhad....................        18,000        88,924
  United Malacca Rubber Estates Berhad.................        96,000       501,036
  United Malayan Land Berhad...........................       135,000       309,263
  United Plantations Berhad............................       206,000       418,566
  Utusan Melayu (Malaysia) Berhad......................        24,000        28,494
  *Wembley Industries Holdings Berhad..................        35,000        37,649
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Westmont Industries Berhad...........................       116,520  $    128,590
  Westmont Land (Asia) Berhad..........................       180,600       259,028
  Wing Tiek Holdings Berhad............................        95,800       196,562
  Worldwide Holdings Berhad............................       213,800       272,574
  Yee Lee Corp. Berhad.................................        14,000        36,813
  Yeo Hiap Seng (Malaysia) Berhad......................        35,000        79,482
                                                                       ------------
TOTAL COMMON STOCKS (Cost $44,700,949).................                  62,920,812
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
  *Malaysian Ringetts (Cost $1,531,414)................                   1,532,255
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Kim Hin Industry Berhad Rights 07/01/97.............        10,500         2,426
  *Malaysian Pacific Industries Rights for Guolene
    Paper 06/04/97.....................................       124,666             0
  *Scientex, Inc. Berhad Warrants 12/31/01.............        15,000        17,629
  *Siah Brothers Corp. Berhad Rights 06/06/97..........        32,000           574
                                                                       ------------
TOTAL RIGHTS/WARRANTS (Cost $3,030)....................                      20,629
                                                                       ------------
TOTAL -- MALAYSIA (Cost $46,235,393)...................                  64,473,696
                                                                       ------------
HONG KONG -- (25.8%)
COMMON STOCKS -- (24.8%)
  ABC Communications (Holdings), Ltd...................       338,000        73,307
  ALCO Holdings, Ltd...................................       314,000        36,078
  ASM Pacific Technology, Ltd..........................       346,000       232,275
  *AWT World Transport Holdings, Ltd...................       250,800        34,968
  *Allied Group, Ltd...................................     5,522,000       613,080
  Allied Properties (Hong Kong), Ltd...................     1,280,000       224,735
  Anex International Holdings, Ltd.....................       152,000        18,446
  *Applied International Holdings, Ltd.................     1,243,000        99,491
  *Asia Commercial Holdings, Ltd.......................        72,800        11,278
  Asia Financial Holdings, Ltd.........................     1,681,891       564,539
  *Asia Securities International, Ltd..................       476,000       236,587
  Asia Standard International Group, Ltd...............       712,000       257,372
  Associated International Hotels, Ltd.................       898,000       602,840
  Beauforte Investors Corp., Ltd.......................        72,000       117,119
  Beijing Development (Hong Kong), Ltd.................       166,000        86,257
  *Benelux International, Ltd..........................        30,000         1,569
  Burlingame International Co., Ltd....................       105,000        26,975
  Burwill Holdings, Ltd................................     1,480,000       166,228
  *CCT Telecom Holdings, Ltd...........................       460,000        31,474
  *CIL Holdings, Ltd...................................       122,000        11,183
  *CNPC (Hong Kong), Ltd...............................     1,070,000       218,255
  CNT Group, Ltd.......................................       980,000       180,919
  Cafe de Coral Holdings, Ltd..........................       485,000       134,618
  *Capetronic International Holdings, Ltd..............        14,490         2,899
  Capital Asia, Ltd....................................       987,361       178,454
  Century City International Holdings, Ltd.............     3,676,045     1,471,177
  Champion Technology Holdings, Ltd....................     1,321,288       199,575

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Chen Hsong Holdings, Ltd.............................     1,275,000  $    748,935
  Cheuk Nang Properties (Holdings), Ltd................       750,008       244,484
  *Cheung Tai Hong Holdings, Ltd.......................       332,000        79,721
  *Cheung Wah Development Co., Ltd.....................     1,286,000        60,598
  Chevalier (OA) International, Ltd....................     1,776,251       142,173
  Chevalier Construction Holdings, Ltd.................       118,072        10,060
  Chevalier Development International, Ltd.............        52,524         9,086
  Chevalier International Holdings, Ltd................     1,676,457       292,179
  *China Aerospace International Holdings, Ltd.........     1,620,000       763,362
  China Everbright International, Ltd..................       330,000        90,531
  China Foods Holdings, Ltd............................     1,232,000       254,480
  #China Merchants Hai Hong Holdings Co., Ltd..........       574,000     1,044,849
  China Motor Bus Co., Ltd.............................       114,200     1,149,961
  China Pharmaceutical Enterprise and Investment Corp.,
    Ltd................................................       150,000        30,984
  *China Star Entertainment, Ltd.......................     1,602,000        61,011
  *China United (Holdings), Ltd........................       115,000         7,869
  China-Hong Kong Photo Products Holdings, Ltd.........       532,000       154,531
  Chinney Investments, Ltd.............................       120,000        28,660
  Chow Sang Sang Holdings International, Ltd...........     1,098,400       382,866
  *Chuang's China Investments, Inc.....................       820,000        50,813
  Chuang's Consortium International, Ltd...............       564,000        95,383
  Chun Wo Holdings, Ltd................................       169,400        51,393
  *Chung Hwa Devlopment Holdings, Ltd..................       520,000       109,424
  Climax International Co., Ltd........................       296,000        44,327
  Companion Building Material (Holdings), Ltd..........       852,510        70,437
  Companion Marble (Holdings), Ltd.....................        48,171         9,577
  *Continental Holdings, Ltd...........................        98,825         9,696
  *Continental Mariner Investment Co., Ltd.............       480,000       421,379
  Cosmos Machinery Enterprises, Ltd....................       500,000       167,829
  Crocodile Garments, Ltd..............................     1,539,000       158,947
  Cross Harbour Tunnel Co., Ltd........................       365,603       788,222
  *Culturecom Holdings, Ltd............................     2,161,000        80,905
  *DC Finance (Holdings), Ltd..........................       260,000        58,404
  Dah Hwa International Holdings, Ltd..................       128,000        30,405
  *Daido Concrete (Hong Kong), Ltd.....................       223,000        24,471
  *Dong-Jun Holdings, Ltd..............................       196,000        38,967
  *Dransfield Holdings, Ltd............................       190,000        16,680
  Dynamic Holdings, Ltd................................       158,000        47,934
  *East Asiatic Co. (Hong Kong), Ltd...................       919,000       151,862
  Easyknit International Holdings, Ltd.................       334,000        28,890
  #Egana International Holdings, Ltd...................     1,070,400       293,648
  Elec & Eltek International Holdings, Ltd.............     2,565,659       728,692
  Emporer International Holdings, Ltd..................       148,369        54,111
  *Englong International, Ltd..........................       130,000         5,035
  Esprit Asia Holdings, Ltd............................       202,000       116,047
  FPB Bank Holding Co., Ltd............................     1,399,520       740,774
  *Fairwood Holdings, Ltd..............................       426,000        30,248
  *Fairyoung Holdings, Ltd.............................        80,000        34,598
  Far East Consortium International, Ltd...............     1,592,235       330,945
                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Far East Holdings International, Ltd................        70,000  $      7,320
  *Far East Hotels & Entertainment, Ltd................     1,853,000       705,700
  *Fong's Industries Co., Ltd..........................       174,000        10,108
  Fortei Holdings, Ltd.................................       242,000        16,246
  Fountain Set Holdings, Ltd...........................       192,000        42,634
  Four Seas Mercantile Holdings, Ltd...................       242,000       139,027
  Frankie Dominion International, Ltd..................       630,173        39,457
  *Fu Hui Jewelry Co. (Hong Kong), Ltd.................       232,000        22,164
  Furama Hotel Enterprises, Ltd........................       475,287     1,043,103
  Giordano International, Ltd..........................       598,000       358,985
  Gold Peak Industries (Holdings), Ltd.................     1,031,400       699,051
  Gold-Face Holdings, Ltd..............................       168,000        40,775
  Golden Harvest Entertainment Holdings, Ltd...........       140,000        28,557
  Golden Power International Holdings, Ltd.............        34,000         2,765
  Golden Resources Development International, Ltd......       971,000       111,566
  *Goldlion Holdings, Ltd..............................       693,000       377,992
  *Goldtron (Bermuda) Holdings, Ltd....................        51,111         3,101
  Grand Hotel Holdings, Ltd. Series A..................     1,333,000       546,382
  Grande Holdings, Ltd.................................       420,088       197,950
  Great Wall Electronic International, Ltd.............     2,256,453       279,653
  *Group Sense (International), Ltd....................       400,000        48,541
  *H B International Holdings, Ltd.....................       396,000        61,348
  HKCB Bank Holding Co., Ltd...........................       538,000       375,058
  *Hanny Holdings, Ltd.................................       383,280       131,125
  Harbour Centre Development, Ltd......................       375,000       496,224
  Harbour Ring International Holdings, Ltd.............     1,618,000       135,773
  *High Fashion International, Ltd.....................       178,000        25,737
  #Hon Kwok Land Investment Co., Ltd...................     2,081,950       732,418
  Hong Kong Ferry (Holdings) Co., Ltd..................       771,300     1,394,036
  Hong Kong Parkview Group, Ltd........................     1,130,000       696,585
  Hop Hing Holdings, Ltd...............................       660,265       102,287
  Hsin Chong Construction Group, Ltd...................       446,018        68,521
  Hualing Holdings, Ltd................................       200,000        30,726
  Huey Tai International, Ltd..........................       675,000       126,356
  Hung Hing Printing Group, Ltd........................       412,442       201,003
  Hwa Kay Thai Holdings, Ltd...........................     2,444,238       198,795
  IDT International, Ltd...............................       390,664        60,521
  IMC Holdings, Ltd....................................       604,000       277,594
  Innovative International (Holdings), Ltd.............       438,000       244,558
  Interform Ceramics Technologies, Ltd.................       202,000        37,813
  International Bank of Asia, Ltd......................       158,000       115,247
  *International Pipe, Ltd.............................       642,726       107,868
  International Tak Cheung Holdings, Ltd...............        10,000         2,905
  *Island Dyeing & Printing Co., Ltd...................       148,000       182,468
  JCG Holdings, Ltd....................................       378,333       302,823
  Jinhui Holdings Co., Ltd.............................       370,000        96,727
  Joyce Boutique Holdings, Ltd.........................       680,000       109,734
  K Wah International Holdings, Ltd....................     2,138,905       408,673
  KPI Co., Ltd.........................................       264,000        64,756
  *KTP Holdings, Ltd...................................       902,000        55,312

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Ka Wah Bank, Ltd....................................     2,645,661  $  2,015,156
  *Kader Holdings Co., Ltd.............................       496,000        99,892
  *Kantone Holdings, Ltd...............................       123,902        16,475
  Keck Seng Investments (Hong Kong), Ltd...............       572,400       188,435
  Kee-Shing Holdings Co., Ltd..........................       886,000       168,141
  King Fook Holdings, Ltd..............................     1,000,000        85,205
  *Kosonic International Holdings, Ltd.................       198,000         6,288
  Kumagai Gumi Hong Kong, Ltd..........................       685,000       760,522
  Kwong Sang Hong International, Ltd...................       604,000       290,460
  #Lai Sun Garment (International), Ltd................       465,000       525,271
  *Lam Soon (Hong Kong), Ltd...........................     1,209,240       168,600
  *Lam Soon Food Industries, Ltd.......................       435,000        30,325
  Lamex Holdings, Ltd..................................       202,000        65,195
  Laws International Holdings, Ltd.....................       410,000        85,218
  Le Saunda Holdings, Ltd..............................       236,000        46,920
  Leefung-Asco Printers Holdings, Ltd..................       144,000        22,494
  Li & Fung, Ltd.......................................       548,000       544,746
  Lippo, Ltd...........................................       749,760       721,109
  #Liu Chong Hing Bank, Ltd............................       358,600       773,124
  Liu Chong Hing Investment, Ltd.......................       635,200       848,737
  *Luks Industrial Co., Ltd............................     1,793,212       215,297
  Lung Kee (Bermuda) Holdings, Ltd.....................        72,000        23,703
  *Magnum International Holdings, Ltd..................       300,000        13,555
  *Mansion Holdings, Ltd...............................       151,800        16,070
  Mansion House Group, Ltd.............................       698,200       128,896
  *Megga (S.) International Holdings, Ltd..............     1,081,000        85,129
  Melbourne Enterprises, Ltd...........................        45,500       331,881
  Melco International Development, Ltd.................       180,000        60,418
  *Millenium Group, Ltd................................     1,856,000       904,518
  Min Xin Holdings, Ltd................................       616,000       425,458
  Mingly Corp., Ltd....................................     3,666,000     1,183,191
  Moulin International Holdings, Ltd...................       230,000       166,279
  Mui Hong Kong, Ltd...................................     1,230,000        79,396
  Nanyang Holdings, Ltd................................       125,000       225,923
  National Electronics Holdings, Ltd...................     1,324,000       119,649
  New Island Printing Holdings, Ltd....................       176,000        43,852
  Ngai Lik Industrial Holdings, Ltd....................       560,000       151,820
  *Ocean Information Holdings, Ltd.....................       122,000        13,073
  Ocean-Land Development, Ltd..........................       206,000       170,204
  Onfem Holdings, Ltd..................................       222,000        85,980
  Oriental Metals Holdings Co., Ltd....................       136,000        39,065
  #Oriental Press Group, Ltd...........................       770,000       263,426
  Oxford Properties & Finance, Ltd.....................       110,000       195,972
  #Pacific Concord Holding, Ltd........................     1,686,000       995,798
  *Pacific Rim Infrastructure Management Enterprises,
    Ltd................................................     1,757,560       170,174
  *Paramount Publishing Group, Ltd.....................       620,000       134,469
  Paul Y. ITC Construction Holdings, Ltd...............        16,610         4,139
  *Peace Hill Enterprise Group, Ltd....................        96,000        42,138
  *Peace Mark (Holdings), Ltd..........................       281,592         8,107
  Perfectech International Holdings, Ltd...............       150,000        32,533
  Pico Far East Holdings, Ltd..........................       232,000       142,267
  #Playmate Toys Holdings, Ltd.........................       837,000       154,520
  Pokfulam Development Co., Ltd........................       234,000       181,255
  *Poly Investments Holdings, Ltd......................     2,670,000       286,096
  Prestige Properties Holdings, Ltd....................       965,000       196,837
                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Prod-Art Technology (Holdings), Ltd.................       322,000  $     38,244
  QPL International Holdings, Ltd......................       318,000       256,584
  *RNA Holdings, Ltd...................................        20,600         3,484
  Raymond Industrial, Ltd..............................       605,400        85,972
  Rhine Holdings, Ltd..................................        64,000         7,767
  *Rivera Holdings, Ltd................................     3,160,000       138,704
  Ryoden Development, Ltd..............................       478,000       134,218
  Safety Godown Co., Ltd...............................       408,000       316,034
  San Miguel Brewery Hong Kong, Ltd....................       930,800       423,582
  Sea Holdings, Ltd....................................       286,000       179,996
  *Seapower International Holdings, Ltd................       260,000       104,054
  Seapower Resources International, Ltd................     2,528,000       355,735
  #Semi-Tech (Global) Co., Ltd.........................       329,633       544,707
  Shaw Brothers Hong Kong, Ltd.........................       120,000       128,582
  Shell Electric Manufacturing (Holdings) Co., Ltd.....       825,000       431,352
  Shenyin Wanguo (Hong Kong), Ltd......................       322,500        94,718
  *Shenzhen International Holdings, Ltd................     1,865,000       334,669
  Shougang Concord Century Holdings, Ltd...............       302,000        35,479
  *Shougang Concord Grand (Group), Ltd.................       354,000       102,827
  Shougang Concord International Enterprises Co.,
    Ltd................................................     1,466,000       344,451
  #Shougang Concord Technology Holdings, Ltd...........       995,914       159,429
  *Shun Ho Construction (Holdings), Ltd................       988,050       109,698
  *Shun Ho Resources Holdings, Ltd.....................       483,000        46,766
  *Shun Shing Holdings, Ltd............................       408,000       368,706
  Silver Grant International Industries, Ltd...........       765,000       427,140
  Sime Darby Hong Kong, Ltd............................       418,000       491,066
  Sincere Co., Ltd.....................................       505,500        71,133
  *Sing Tao Holdings, Ltd..............................       733,000       283,888
  Singamas Container Holdings, Ltd.....................       320,000        35,528
  South China Brokerage Co., Ltd.......................     3,248,000       171,918
  South China Industries, Ltd..........................     1,124,000       156,716
  *South China Strategic, Ltd..........................     2,143,500        63,093
  *South Sea Development Co., Ltd......................       578,158        50,008
  Southeast Asia Properties & Finance, Ltd.............       159,720        63,921
  *Star Telecom International Holdings, Ltd............       388,000        91,665
  Starlight International Holdings, Ltd................       699,356        92,995
  #Stelux Holdings International, Ltd..................       735,702       138,668
  *Styland Holdings, Ltd...............................       969,600        48,818
  *Sum Cheong International, Ltd.......................       230,000        17,816
  *Sun Fook Kong Holdings, Ltd.........................     1,534,000       380,232
  Sun Hung Kai & Co., Ltd..............................     1,825,600       553,855
  Suwa International Holdings, Ltd.....................     1,062,000        72,665
  Swank International Manufacturing Co., Ltd...........       638,000        69,187
  Tack Hsin Holdings, Ltd..............................       148,000        23,692
  Tai Cheung Holdings, Ltd.............................       327,000       287,064
  Tai Sang Land Development, Ltd.......................       458,985       237,018
  Tak Sing Alliance Holdings, Ltd......................       581,973       401,957

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Tak Wing Investment Holdings, Ltd....................       432,800  $     65,373
  Techtronic Industries Co., Ltd.......................       954,000       173,656
  #Tem Fat Hing Fung (Holdings), Ltd...................     2,060,000       771,237
  *Termbray Industries International (Holdings),
    Ltd................................................       112,490       165,555
  Tern Properties Co., Ltd.............................        51,000        24,690
  Texwinca Holdings, Ltd...............................       278,000       208,159
  Tian An China Investments Co., Ltd...................     4,355,750       635,424
  Tian Teck Land, Ltd..................................     1,098,000       279,249
  *Triplenic Holdings, Ltd.............................       194,000       107,694
  Tristate Holdings, Ltd...............................       138,000        63,246
  Truly International Holdings, Ltd....................       214,000        63,542
  Tse Sui Luen Jewellry (International), Ltd...........     1,065,664       550,304
  Tung Fong Hung (Holdings), Ltd.......................       466,560        21,081
  Tungtex (Holdings) Co., Ltd..........................       976,000       102,060
  Tysan Holdings, Ltd..................................       369,600        89,227
  UDL Holdings, Ltd....................................       474,000        54,462
  USI Holdings, Ltd....................................       928,999       287,839
  *Ultronics International Holdings, Ltd...............       112,000         5,567
  Union Bank of Hong Kong, Ltd.........................       633,623     1,415,140
  *Universal Appliances, Ltd...........................       710,000        54,080
  *Uniworld Holdings, Ltd..............................    14,880,000       101,813
  Varitronix International, Ltd........................       495,000       904,241
  Wah Ha Realty Co., Ltd...............................       278,600        70,495
  Wah Kwong Shipping Holdings, Ltd.....................       125,500       144,197
  *Wah Nam Group, Ltd..................................     1,934,800        54,702
  Wai Kee Holdings, Ltd................................       474,294       115,114
  Wing On Co. International, Ltd.......................       565,000       685,644
  Wing On International Holdings, Ltd..................        50,000        94,242
  Wing Shan International, Ltd.........................       406,000        69,187
  #Winsor Industrial Corp., Ltd........................       498,000       108,652
  *Winsor Properties Holdings, Ltd.....................       249,000       433,966
  *Wo Kee Hong (Holdings), Ltd.........................     1,944,000       160,620
  Wong's International (Holdings), Ltd.................     1,012,000       447,470
  *Wong's Kong King International (Holdings), Ltd......     1,139,600        76,503
  World Houseware (Holdings), Ltd......................       535,123        52,504
  YGM Trading, Ltd.....................................        70,000        72,747
  Yangtzekiang Garment Manufacturing Co., Ltd..........       405,000        56,991
  Yaohan Food Processing & Trading Co., Ltd............       124,000        14,087
  *Yaohan Hong Kong Corp., Ltd.........................       760,000        49,058
  Yaohan International Caterers, Ltd...................       512,000       133,850
  Yaohan International Holdings, Ltd...................       974,000        93,049
  Yau Lee Holdings, Ltd................................       360,000        26,956
  *Yeebo (International Holdings), Ltd.................        40,800         6,268
  *Yiu Wing International Holdings, Ltd................       282,000        95,565
  *Yoshiya International Corp., Ltd....................       612,300        75,095
  *Yugang International, Ltd...........................       192,000       118,978
                                                                       ------------
TOTAL COMMON STOCKS (Cost $53,963,791).................                  60,870,930
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.0%)
  *Hong Kong Dollars (Cost $2,377,746).................                   2,377,961
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Companion Marble (Holdings), Ltd. Warrants
    10/10/97...........................................         9,582           680
                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Easyknit International Holdings, Ltd. Rights
    06/23/97...........................................       167,000  $          0
  *Four Seas Mercantile Holdings, Ltd. Warrants
    09/30/98...........................................        48,400         6,248
  *Golden Power International Holdings, Ltd. Warrants
    12/31/99...........................................         6,800           298
  *Megga (S.) International Holdings, Ltd. Rights
    06/18/97...........................................       432,400         5,582
  *Mui Hong Kong, Ltd. Warrants 12/31/99...............       246,000         8,734
  *RNA Holdings, Ltd. Warrants 12/01/99................       206,000        13,563
  *Rhine Holdings, Ltd. Warrants 12/31/98..............         8,000           150
  *Stelux Holdings International, Ltd. Warrants
    02/28/98...........................................       147,140         5,319
  *Sun Hung Kai & Co., Ltd. Warrants 02/18/00..........       365,120        32,996
  *Tian An China Investments Co., Ltd. Warrants
    03/06/00...........................................       871,150        53,983
  *Wai Kee Holdings, Ltd. Warrants 06/30/00............        71,144             0
  *Wong's International (Holdings), Ltd. Warrants
    05/31/00...........................................       202,400             0
  *Yoshiya International Corp., Ltd. Warrants
    12/31/98...........................................       122,460        13,280
                                                                       ------------
TOTAL RIGHTS/WARRANTS (Cost $28,633)...................                     140,833
                                                                       ------------
TOTAL -- HONG KONG (Cost $56,360,170)..................                  63,389,724
                                                                       ------------
AUSTRALIA -- (20.8%)
COMMON STOCKS -- (19.9%)
  #AAPC, Ltd...........................................       769,896       487,313
  *AWA, Ltd............................................       373,000       219,027
  Aberfoyle, Ltd.......................................       185,050       550,366
  Abigroup, Ltd........................................        29,363        85,538
  *Acacia Resources, Ltd...............................       158,632       233,478
  Adelaide Bank, Ltd...................................        44,711       146,616
  #Adelaide Brighton, Ltd..............................       243,923       353,431
  *Agen, Ltd...........................................        71,000        10,558
  *Airboss, Ltd........................................       274,800        14,250
  Allgas Energy, Ltd...................................        20,699       213,099
  *Allied Queensland Coalfields, Ltd...................         4,800         2,855
  Amalgamated Holdings, Ltd............................       207,560     1,139,657
  Ashanti Goldfields Co., Ltd..........................        15,991       213,408
  Ashton Mining, Ltd...................................       523,700       838,687
  Atkins Carlyle, Ltd..................................        60,966       209,218
  *Auridiam Consolidated NL............................        63,097        10,827
  *Aurora Gold, Ltd....................................        90,434       142,758
  Ausdoc Group, Ltd....................................        13,119        19,709
  Ausdrill, Ltd........................................        15,792        20,473
  Austereo, Ltd........................................        15,000        28,598
  Australian Chemical Holdings, Ltd....................        61,900       169,938
  Australian Oil & Gas Corp., Ltd......................        84,300       131,789
  #Australian Provincial Newspaper Holdings, Ltd.......       311,479       562,957
  Australian Resources, Ltd............................       141,446        73,350
  BRL Hardy, Ltd.......................................        64,913       190,091
  #Bank of Queensland, Ltd.............................       117,294       609,145
  *Beach Petroleum NL..................................       165,200        17,637
  *Beyond International, Ltd...........................        10,703        22,446

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Biota Holdings, Ltd.................................        82,600  $    275,900
  Blackmores, Ltd......................................        27,894        81,897
  *Boulder Group NL....................................        78,500        13,769
  Bridgestone Australia, Ltd...........................        49,000       129,292
  Buderim Ginger, Ltd..................................         7,300         5,567
  *CIM Resources, Ltd..................................        38,798        19,528
  #Caltex Australia, Ltd...............................       106,904       366,863
  Campbell Brothers, Ltd...............................        38,404       146,435
  *Cape Range, Ltd.....................................       244,600        31,710
  Capral Aluminium, Ltd................................       376,584     1,364,123
  *Carrington Cotton Corp., Ltd........................        22,200        34,706
  *Centaur Mining & Exploration, Ltd...................       252,080       301,812
  Central Equity, Ltd..................................       123,243       137,219
  Central Norseman Gold Corp., Ltd.....................       409,800       212,510
  Centro Properties, Ltd...............................       219,519       366,618
  *Clements Marshall Consolidated, Ltd.................         2,555         1,461
  *Climax Mining, Ltd..................................       134,600       107,779
  Coal & Allied Industries, Ltd........................        11,250        80,645
  Cockburn Corp., Ltd..................................         5,892         5,796
  Computer Power Group, Ltd............................        47,260       144,162
  Computershare, Ltd...................................         5,000        26,882
  Consolidated Rutile, Ltd.............................       241,570       162,115
  *Coolgardie Gold NL..................................       222,685        15,454
  *Coplex Resources NL.................................       231,400        71,469
  *Cortecs International, Ltd..........................        41,655       162,008
  Country Road, Ltd....................................        99,911       127,241
  Coventry Group, Ltd..................................        63,616       252,271
  Crane (G.E) Holdings, Ltd............................        70,258       669,736
  Croesus Mining NL....................................        97,100        35,914
  *Cudgen RZ, Ltd......................................        36,650        78,258
  *Cultus Petroleum NL.................................        65,000       193,320
  *DJL, Ltd............................................       277,900         2,755
  Danks Holdings, Ltd..................................        10,425        58,831
  *Datacraft, Ltd......................................       127,018       216,007
  *Davids Limited......................................       280,841       265,571
  Delfin Property Group, Ltd...........................         4,686        21,084
  Delta Gold NL........................................       373,100       617,423
  *Denehurst, Ltd......................................        95,000         5,434
  *Devex, Ltd..........................................       205,364        55,597
  *Dominion Mining, Ltd................................       168,015        96,096
  *ERG, Ltd............................................       298,635       371,216
  *Eagle Mining Corp. NL...............................        48,026        98,887
  Eltin, Ltd...........................................       132,590       264,917
  *Emporer Mines, Ltd..................................       120,600       185,779
  Energy Developments, Ltd.............................        30,139        66,194
  *Energy Equity Corp., Ltd............................        69,499        84,270
  Energy Resources of Australia, Ltd. Series A.........       231,589     1,042,000
  *Equatorial Mining NL................................       864,290       158,186
  Evans Deakin Industries, Ltd.........................       196,596       547,224
  FAI Insurances, Ltd..................................       587,921       313,845
  FAI Life, Ltd........................................       192,578       114,551
  Finemore Holdings, Ltd...............................        60,000       146,420
  *Foodland Associated, Ltd............................        96,144       604,887
  #Futuris Corp., Ltd..................................       632,600       993,789
  GUD Holdings, Ltd....................................        72,032       211,487
  GWA International, Ltd...............................       120,118       245,494
  Gibson Chemical Industries, Ltd......................        36,300       200,698
  *Gold Mines of Australia, Ltd........................       553,072        65,375
  Goldfields, Ltd......................................       132,934       219,985
  Great Central Mines, Ltd.............................       160,040       311,219
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Gunns, Ltd...........................................        39,400  $     80,525
  Gwalia Consolidated, Ltd.............................       101,623       189,870
  Harvey Norman Holdings, Ltd..........................       127,340       699,190
  *Helix Resources NL..................................        25,000        33,364
  Henry Walker Group, Ltd..............................       168,957       360,771
  Herald Resources, Ltd................................        69,910        45,850
  Hills Industries, Ltd................................       176,000       287,226
  *Hudson Conway, Ltd..................................        17,625       174,059
  *ISR Group, Ltd......................................        85,500        25,429
  Iama, Ltd............................................        37,240        80,938
  *Incitec, Ltd........................................       195,202     1,000,349
  Ipoh, Ltd............................................       117,000       196,294
  *Johnson's Well Mining NL............................        10,000        22,878
  Joyce Corp., Ltd.....................................        12,310        14,269
  Jupiters, Ltd........................................       200,762       459,304
  Just Jeans Holdings, Ltd.............................        18,520        24,010
  KLZ, Ltd.............................................       102,153       250,845
  *Keycorp, Ltd........................................         7,024        25,176
  *Kidston Gold Mines, Ltd.............................       246,300       206,612
  *Kresta Holdings, Ltd................................       189,000        11,675
  Kurts (Peter) Properties, Ltd........................       134,436       140,454
  Lanes, Ltd...........................................        25,598        53,878
  Lemarne Corp., Ltd...................................        20,790        76,102
  *Lionore Mining International, Ltd...................        69,243       225,646
  *MBL Holdings, Ltd...................................           172            12
  MMI, Ltd.............................................        76,230       226,719
  *MacMahon Holdings, Ltd..............................       192,179       152,418
  Magellan Petroleum Australia, Ltd....................        31,200        66,621
  Maryborough Sugar Factory, Ltd.......................           600         5,125
  *Matrix Telecommunications Group Series A............        99,300       128,735
  McPherson's, Ltd.....................................        61,500       121,940
  *Meekatharra Minerals, Ltd...........................        46,800        13,919
  Memtec, Ltd..........................................        15,462       356,688
  Metal Manufactures, Ltd..............................       295,010       638,930
  Mirvac, Ltd..........................................       301,782       653,596
  *Mount Kersey Mining NL..............................        73,076       189,475
  Mount Leyshon Gold Mines, Ltd........................       133,376       200,374
  National Can Industries, Ltd.........................        86,237       164,411
  National Consolidated, Ltd...........................       396,328       317,353
  National Foods, Ltd..................................       521,428       735,638
  North Flinders Mines, Ltd............................        31,366       169,830
  #OPSM Protector, Ltd.................................       289,801       698,369
  Oil Company of Australia, Ltd........................        51,800       102,707
  *Orbital Engine Corp., Ltd...........................       537,358       336,028
  *Oroton International, Ltd...........................        34,600        24,011
  PMP Communications, Ltd..............................       371,610     1,020,206
  Pacific BBA, Ltd.....................................       275,033     1,046,606
  *Pan Pacific Petroleum NL............................       327,800        38,747
  Parbury, Ltd.........................................       156,125        94,058
  *Payce Consolidated, Ltd.............................        18,000        10,158
  Penfold (W.C.), Ltd..................................        14,100        25,054
  *Peptide Technology, Ltd.............................       176,600        65,991
  *Perilya Mines NL....................................       123,500        74,403
  Permanent Trustee Co., Ltd...........................        14,000        49,859
  *Petroz NL...........................................       308,910       296,825
  *Petsec Energy, Ltd..................................        97,992       485,738
  Portman Mining, Ltd..................................       166,100       411,672
  *Power Pacific, Ltd..................................       302,000         9,673
  Prime Television, Ltd................................       143,220       291,617
  #QUF Industries, Ltd.................................       164,814       389,631
  *Quantum Resources, Ltd..............................        27,880        52,090

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Queensland Cotton Holdings, Ltd......................         5,911  $     23,936
  *Queensland Metals Corp., Ltd........................       327,666       364,823
  *Raptis Group, Ltd...................................        12,000         2,562
  Reece Australia, Ltd.................................        32,100       214,196
  Resolute, Ltd........................................       320,738       650,624
  Ridley Corp., Ltd....................................       543,746       626,139
  Ross Mining NL.......................................       125,140        88,752
  #Rothmans Holdings, Ltd..............................       205,927     1,413,363
  #Rural Press, Ltd....................................       198,599       599,750
  SGIO Insurance, Ltd..................................       125,693       159,117
  *Savage Resources, Ltd...............................       827,340       807,592
  Schaffer Corp., Ltd..................................        13,800        26,310
  Scott Corp., Ltd.....................................        43,000        78,700
  Siddons Ramset, Ltd..................................        95,102       514,927
  *Simsmetal, Ltd......................................       134,679       925,283
  Singleton Group, Ltd.................................         4,924        24,408
  *Sipa Resources International NL.....................        81,000        36,445
  Skilled Engineering, Ltd.............................        19,238        39,905
  Sonic Healthcare, Ltd................................        75,415        97,770
  Sons of Gwalia, Ltd..................................       165,516       693,090
  Southern Cross Broadcasting (Australia), Ltd.........         6,067        24,753
  *Southern Pacific Petroleum NL.......................       437,600     1,218,058
  Spicers Paper, Ltd...................................       246,300       401,954
  Spotless Group, Ltd..................................       224,111       475,123
  Spotless Services, Ltd...............................       584,690       610,863
  *St. Barbara Mines, Ltd..............................       375,500       183,268
  *Strategic Minerals Corp. NL.........................        13,100           699
  Suncorp Metway, Ltd..................................       271,368     1,237,536
  *Tandou, Ltd.........................................         3,100         2,222
  Tassal, Ltd..........................................       366,059        73,977
  Telecasters Australia, Ltd...........................         4,628        22,199
  Telecasters North Queensland, Ltd....................        31,213       138,058
  Television & Media Services, Ltd.....................        23,691        22,764
  Thakral Holdings Group...............................       230,990       149,730
  *Ticor, Ltd..........................................       154,996       138,294
  *Titan Resources NL..................................        50,000        12,011
  *Tooth & Co., Ltd....................................       153,000        47,255
  *Transcom International, Ltd.........................       223,200        16,170
  *Triako Resources, Ltd...............................         5,400         1,235
  *Union Gold Mining Co. NL............................       142,500        85,850
  United Construction Group, Ltd.......................        14,129        26,937
  Villa World, Ltd.....................................       134,700       131,485
  *Waco Kwikform, Ltd..................................       209,308        59,059
  *Walhalla Mining Company NL..........................           681           122
  Walker Corp., Ltd....................................       153,145       110,949
  Wattyl, Ltd..........................................       153,210       736,081
  Webster, Ltd.........................................        32,700        20,947
  Wesfi, Ltd...........................................        74,725       117,960
  Weston (George) Foods, Ltd...........................        23,045       144,108
  Westralian Sands, Ltd................................       164,959       490,612
  White (Joe) Maltings, Ltd............................        24,463        90,852
  Wills (W.D. & H.O.) Holdings, Ltd....................       259,700       386,193
  *Wiluna Mines, Ltd...................................       240,000       111,645
                                                                       ------------
TOTAL COMMON STOCKS (Cost $37,478,144).................                  48,951,502
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.9%)
  *Australian Dollar (Cost $2,314,742).................                   2,312,462
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Campbell Brothers, Ltd. Rights 06/26/97 (Cost $0)...         9,601         7,322
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
  *Ashanti GSM Series A (Cost $0)......................        15,991  $          0
                                                                       ------------
TOTAL -- AUSTRALIA (Cost $39,792,886)..................                  51,271,286
                                                                       ------------
SINGAPORE -- (12.6%)
COMMON STOCKS -- (12.0%)
  AV Jennings Homes, Ltd...............................        30,800        12,937
  Acma, Ltd............................................       213,600       382,790
  *Alliance Technology & Development, Ltd..............        48,000        25,537
  Amtek Engineering, Ltd...............................       190,500       329,391
  *Ana Hotels Singapore, Ltd...........................        89,000       220,553
  Apollo Enterprises, Ltd..............................       162,000       144,025
  Avimo Group, Ltd.....................................       190,250       250,382
  Bonvests Holdings, Ltd...............................       390,000       327,616
  British-American Tobacco Co. (Singapore), Ltd........       119,000       503,990
  Bukit Sembawang Estates, Ltd.........................        48,334       947,394
  *CK Tang, Ltd........................................        83,000       101,099
  CSA Holdings, Ltd....................................       153,000       151,019
  CWT Distribution, Ltd................................       202,500       172,944
  Carnaudmetalbox Asia, Ltd............................       106,000       224,095
  *Causeway Investment, Ltd............................       133,000       111,726
  Central Properties, Ltd..............................        66,000       877,844
  Chemical Industries (Far East), Ltd..................        77,910       174,527
  Chuan Hup Holdings, Ltd..............................       395,000       293,105
  Compact Metal Industries.............................        87,000        28,015
  Cosco Investment (Singapore), Ltd....................       134,400       119,488
  Courts Singapore, Ltd................................        66,000        87,784
  Econ International, Ltd..............................        94,000        77,648
  *Eltech Electronics, Ltd.............................        80,000        23,241
  Eng Wah Organisation, Ltd............................        40,000        20,721
  Focal Finance, Ltd...................................        95,200       167,941
  Fuji Offset Plates Manufacturing, Ltd................        33,750        15,239
  GB Holdings, Ltd.....................................        90,000        49,773
  GK Goh Holdings......................................       478,000       582,233
  *General Magnetics, Ltd..............................        94,000        28,953
  Goldtron, Ltd........................................       473,000       276,482
  Guthrie GTS, Ltd.....................................       542,400       229,718
  HTP Holdings, Ltd....................................       321,000       229,205
  Hai Sun Hup Group, Ltd...............................       610,000       431,292
  Haw Par Brothers International, Ltd..................       374,200       838,250
  Hind Hotels International, Ltd.......................       112,000       188,953
  Hitachi Zosen (Singapore), Ltd.......................       497,000       240,063
  Hong Kok Corp., Ltd..................................       251,000       423,458
  Hotel Grand Central, Ltd.............................       332,640       279,432
  Hotel Plaza, Ltd.....................................       579,000       346,549
  Hotel Royal, Ltd.....................................        59,000       152,818
  Hour Glass, Ltd......................................       138,000        88,876
  Hup Seng Huat, Ltd...................................       106,000        40,441
  Hwa Hong Corp., Ltd..................................       211,000       358,929
  *Hwa Tat Lee, Ltd....................................        61,000        16,440
  IPC Corp., Ltd.......................................       740,000       246,062
  *Inno-Pacific Holdings, Ltd..........................       300,500       100,973
  Insurance Corp. of Singapore, Ltd....................        93,250       195,835
  International Factors (Singapore), Ltd...............        44,000        39,734
  Intraco, Ltd.........................................       167,500       225,131
  Isetan (Singapore), Ltd..............................        61,000       123,836
  Jack Chia-MPH, Ltd...................................       345,000       347,777
  Jaya Holdings, Ltd...................................       122,400        82,257
  Jurong Cement, Ltd...................................        80,500       386,017
  *Jurong Engineering, Ltd.............................        87,000       208,288
  *Jurong Shipyard, Ltd................................        55,000       248,337

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Keppel Finance, Ltd.................................       253,750  $    309,083
  Keppel Integrated Engineering, Ltd...................        77,000        70,613
  Keppel Marine Industries, Ltd........................       215,500       229,303
  *Keppel Telecommunications and Transportation,
    Ltd................................................       316,000       249,969
  Khong Guan Flour Milling, Ltd........................        10,000        28,001
  Kim Eng Holdings, Ltd................................       580,200       487,392
  L & M Group Investments, Ltd.........................       209,100       232,740
  LC Development, Ltd..................................       100,333        77,260
  Lee Kim Tah Holdings, Ltd............................       159,000       115,758
  Liang Court Holdings, Ltd............................       268,000       172,601
  Liang Huat Aluminum, Ltd.............................        95,000        43,227
  Lim Kah Ngam, Ltd....................................       270,999       299,740
  Low Keng Huat Singapore, Ltd.........................       144,000        58,467
  Lum Chang Holdings, Ltd..............................       503,359       398,177
  Marco Polo Developments, Ltd.........................       134,000       290,795
  Metalock (Singapore), Ltd............................        20,000        19,741
  Metro Holdings, Ltd..................................       209,160       673,529
  Neptune Orient Lines, Ltd............................       130,000       117,396
  Nippecraft, Ltd......................................        76,000        24,473
  Orchard Parade Holdings, Ltd.........................       308,800       696,070
  *Overseas Union Enterprise, Ltd......................        78,000       374,029
  Overseas Union Trust (Foreign).......................       163,800       263,731
  *PCI, Ltd............................................       225,000        96,080
  *Pacific Can Investment Holdings, Ltd................       101,000        72,825
  Pacific Carriers, Ltd................................       434,000       297,739
  *Pacific Century Regional Developments, Ltd..........       140,500       203,595
  Pan Malayan Holdings, Ltd............................       100,000       126,706
  Pan Pacific Public Co., Ltd..........................        46,500        26,692
  Pan-United Corp., Ltd................................       285,000       140,655
  Pentex-Schweizer Circuits, Ltd.......................        79,200        99,797
  Pertama Holdings, Ltd................................        68,750        20,695
  Prima, Ltd...........................................        75,000       258,313
  Provisions Suppliers Corp............................       268,600       137,261
  Republic Hotels and Resorts, Ltd.....................       413,000       462,583
  *Resources Development Corp., Ltd....................        37,500       104,480
  Robinson & Co., Ltd..................................       117,800       593,742
  Rotary Engineering, Ltd..............................       109,000        57,228
  Rothmans Industries, Ltd. Issue 95...................        93,000       498,040
  SNP Corp., Ltd.......................................        68,000        46,650
  *SPP, Ltd............................................        83,000        37,476
  ST Capital, Ltd......................................       192,200       246,221
  San Teh, Ltd.........................................       366,672       228,448
  *Scotts Holdings, Ltd................................       319,000       256,808
  Sea View Hotel, Ltd..................................        44,000       354,218
  Shangri-la Hotel, Ltd................................       161,700       486,741
  Sime Singapore, Ltd..................................       786,000       539,223
  Sing Investments & Finance, Ltd. (Foreign)...........        94,500       103,861
  Singapore Finance, Ltd...............................       408,000       591,222
  Singapore Reinsurance Corp., Ltd.....................       152,700       177,446
  Singapore Technologies Automotive, Ltd. (Foreign)....       207,600       543,524
  Singapura Building Society, Ltd......................        65,250        63,491
  Singatronics, Ltd....................................       200,000        78,404
  Ssangyong Cement (Singapore), Ltd....................       134,000       305,803
  Stamford Tyres Corp., Ltd............................        62,000        38,628
  Sunright, Ltd........................................       113,000       184,312
  Superior Metal Printing, Ltd.........................       157,000        74,186
  *Tat Lee Finance, Ltd................................        66,000        78,544
  Tibs Holdings, Ltd...................................        61,000        90,102
  Tiger Medicals, Ltd..................................       101,000       124,438
  Times Publishing, Ltd................................       209,000       468,183
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Transmarco, Ltd......................................        12,000  $     96,605
  Tuan Sing Holdings, Ltd..............................     2,220,000       823,661
  United Engineers, Ltd................................       306,500       482,762
  United Overseas Finance, Ltd.........................       134,500       161,946
  United Overseas Insurance, Ltd.......................        75,500       140,060
  United Pulp & Paper Co., Ltd.........................       105,000        98,495
  Van der Horst, Ltd...................................       167,100       467,903
  Van der Horst, Ltd. 3.5% Unsecured Loan Stock
    08/31/98...........................................        23,400        15,644
  Vickers Ballas Holdings, Ltd.........................       116,000       101,505
  *Vickers Ballas Holdings, Ltd. Issue 97..............        34,000        28,085
  WBL Corp., Ltd.......................................       226,000       670,802
  Wearnes International (1994), Ltd....................        33,000        27,721
                                                                       ------------
TOTAL COMMON STOCKS (Cost $26,382,531).................                  29,458,807
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
  *Singapore Dollars (Cost $1,475,436).................                   1,477,399
                                                                       ------------
TOTAL -- SINGAPORE (Cost $27,857,967)..................                  30,936,206
                                                                       ------------
SOUTH KOREA -- (10.8%)
COMMON STOCKS -- (10.8%)
  *Aluminum of Korea...................................         7,257        78,322
  *Anam Electronics Co.................................         6,000        54,637
  Asia Cement Co., Ltd.................................         5,226       160,393
  *Asia Motors Co., Inc................................        10,428        55,686
  Asia Paper Manufacturing Co., Ltd....................         1,590        39,325
  BYC Co., Ltd.........................................           330        34,354
  *Bank of Che Ju......................................         4,500        32,631
  Bank of Pusan........................................         3,500        26,835
  *Bing Grae Co., Ltd..................................         7,595       111,001
  Boo Kook Securities Co., Ltd.........................         4,635        35,433
  Boram Bank Co., Ltd..................................        26,748       177,117
  *Boram Securities Co., Ltd...........................         5,610        39,734
  Boryung Pharmaceutical Co., Ltd......................         3,619       113,106
  Bukwang Pharmaceutical Co., Ltd......................           850        64,025
  Byuck San Corp.......................................         6,580        64,358
  Byuck San Engineering and Construction Co., Ltd......         3,360        29,313
  Central Banking Corp.................................         4,887        73,072
  Chang Won Carbureter Industries Co., Ltd.............           900        31,164
  Cheil Industrial, Inc................................        20,731       265,692
  *Cho Kwang Leather Co., Ltd..........................         2,474        49,508
  Chon Bang Co., Ltd...................................         3,255       191,019
  Chong Kun Dang.......................................         1,750        92,861
  Choong Wae Pharmaceutical............................         2,110        74,010
  *Choongnam Spinning Co., Ltd.........................        15,800       213,153
  Chosun Refractories Co., Ltd.........................         1,311        38,910
  Chung Chong Bank Co., Ltd............................        11,370        57,777
  Chung Ho Computer Co., Ltd...........................         1,520        53,144
  *Coryo Securities Co., Ltd...........................        13,920        93,895
  Crown Confectionery Co., Ltd.........................         1,500        48,904
  *Dae Chang Industrial Co.............................         1,600        16,207
  Dae Dong Industrial Co., Ltd.........................         6,233        77,781
  Dae Duck Electronics Co., Ltd........................         1,218        76,134
  Dae Han Fire and Marine Insurance Co., Ltd...........         7,855       388,547
  Dae Han Jung Suok Co., Ltd...........................        19,229       263,737
  *Dae Han Pulp Co., Ltd...............................         1,000        25,520
  Dae Hyun Co., Ltd....................................           976        18,982

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Dae Ryung Industries, Inc............................         2,914  $    110,729
  Dae Sung Electric Wire Co., Ltd......................         1,565        95,008
  Dae Won Kang Up Co., Ltd.............................         7,016       132,511
  Daeduck Industries Co., Ltd..........................           588        39,597
  Daehan Flour Mills Co., Ltd..........................           620        87,825
  Daehan Synthetic Fiber Co., Ltd......................           630        54,536
  Daelim Industrial Co., Ltd...........................         4,280        43,786
  Daesun Distilling Co., Ltd...........................         1,160        46,687
  Daewoo Electronic Components Co., Ltd................        11,198       173,730
  *Daewoo Metal Co., Ltd...............................         1,660        21,835
  Daewoo Precision Industries, Ltd.....................         4,870        62,962
  *Daewoong Pharmaceutical Co., Ltd....................           770        34,193
  Daeyoung Electronics Industries Co., Ltd.............         1,530        61,234
  Daeyu Securities Co., Ltd............................         4,860        41,743
  Dai Han Paint & Ink Manufacturing Co., Ltd...........           680        28,286
  *Dainong Corporation Co., Ltd........................         6,560        24,854
  *Daishin Securities Co., Ltd.........................        17,020       131,836
  *Dong Ah Securities Co., Ltd.........................         6,720        41,929
  *Dong Ah Tire Industrial Co., Ltd....................         1,020        65,363
  Dong Il Rubber Belt Co., Ltd.........................           500        74,199
  Dong Shin Pharmaceutical Co., Ltd....................         1,349        53,384
  *Dong Sung Co., Ltd..................................         6,440        29,033
  Dong Wha Pharmaceutical Industries Co., Ltd..........         4,455       163,788
  *Dong Won Co., Ltd...................................           900        63,643
  *Dong Yang Tech Co., Ltd.............................         2,600        18,473
  Dong Yang Tin Plate Industrial Co., Ltd..............         3,079        79,961
  Dong-A Pharmaceutical Co., Ltd.......................        16,993       410,736
  Dong-Il Corp.........................................         2,665       120,741
  *Dongbu Securities Co., Ltd..........................         5,400        34,604
  Dongbu Steel Co., Ltd................................        11,000       218,887
  *Donghae Pulp........................................        12,501       205,188
  Dongsung Chemical Industries.........................         5,800       163,013
  *Dongwon Industries Co., Ltd.........................        15,100       232,569
  Doosan Beverage Co., Ltd.............................           573        20,421
  Doosan Construction & Engineering Co., Ltd...........         3,202        29,158
  Doosan Industrial Co., Ltd...........................        11,388       110,103
  *Doosan Manufacturing Co., Ltd.......................         4,551       102,839
  Eagon Industrial Co., Ltd............................         1,670        29,664
  *First Fire & Marine Insurance Co., Ltd..............         1,749        56,432
  First Technology Co., Ltd............................         1,000        29,342
  Global Enterprise Co., Ltd...........................           530        34,916
  HS Chemical Co., Ltd.................................         1,690        38,569
  *Haedong Fire and Marine Insurance Co., Ltd..........         3,677       119,880
  Hai Tai Stores Co., Ltd..............................         2,850        17,622
  Haitai Confectionery Co., Ltd........................        13,270       153,661
  *Halla Cement Co., Ltd...............................         3,810        33,924
  Han Il Iron & Steel Co., Ltd.........................           763        27,792
  *Han-Il Synthetic Fiber Industrial Co., Ltd..........        29,000       170,512
  Hangdo Merchant Bank.................................             3           116
  Hanil Cement Manufacturing Co., Ltd..................         2,013       104,101
  Hanil Construction Co., Ltd..........................         2,330        26,718
  *Hanil Securities Co., Ltd...........................         6,850        51,750
  *Hanjin Engineering and Construction Co., Ltd........         9,290        97,339
                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Hanjin Investment and Securities Co., Ltd...........         6,480  $     40,650
  *Hanjin Transportation Co., Ltd......................         2,876        55,936
  Hankook Core Co., Ltd................................         1,297        21,143
  Hankook Cosmetics Co., Ltd...........................         3,000        80,944
  Hankuk Glass Industries, Inc.........................         4,800       107,926
  Hankuk Paper Manufacturing Co., Ltd..................         2,236        56,560
  Hanmi Pharmaceutical Co., Ltd........................         2,769       134,170
  *Hanshin Construction................................         7,540        30,177
  Hanshin Machinery Co., Ltd...........................           535        23,036
  Hansol Paper Co., Ltd................................         1,726        38,427
  *Hanwa Securities Co., Ltd...........................         8,490        52,687
  *Hanwha Energy Co., Ltd..............................        26,000       198,763
  *Hanwha Machinery Co., Ltd...........................        19,598       198,293
  Heesung Cable, Ltd...................................        43,839       847,702
  Heung Ah Tire & Rubber...............................         5,000       132,097
  Hexxim Teletek, Inc..................................         2,883        42,783
  *Hotel Shilla, Ltd...................................         8,200        79,557
  Hwa Sung Industrial Co...............................         2,690        49,899
  Hwacheon Machiney Works, Ltd.........................         1,050        20,422
  *Hyosung Corp........................................        19,600       108,852
  Hyosung Motors & Machinery, Inc......................         6,630        88,698
  Hyosung T & C Co., Ltd...............................        15,228       431,417
  Hyundai Cement Co., Ltd..............................         5,600       181,315
  Hyundai Corp.........................................        26,416       460,313
  Hyundai International Merchant Bank..................         5,030        80,863
  *Hyundai Mipo Dockyard Co., Ltd......................        14,000       203,035
  Hyundai Pharmaceutical Co., Ltd......................         3,427       184,931
  *Hyundai Pipe Co., Ltd...............................         6,300        59,636
  Hyundai Precision Industry Co., Ltd..................         4,018        68,661
  *Hyundai Wood Industry...............................        12,472       107,684
  *Il Dong Pharmaceutical Co., Ltd.....................         1,364        91,993
  Il Jin Co., Ltd......................................         1,100        43,901
  Il Jin Electronics & Machinery Co., Ltd..............         1,000        34,289
  Il Shin Spinning.....................................         3,021       259,816
  Il Sung Construction Co., Ltd........................         4,430        31,874
  Il Sung Pharmaceutical Co., Ltd......................         1,090        23,650
  Il Yang Pharmaceutical Co., Ltd......................         6,060       149,879
  International Fire & Marine Insurance Co., Ltd.......         1,123        58,717
  *Isu Chemical Co., Ltd...............................        18,304       154,745
  Jae-Il Engineering, Ltd..............................         1,790        49,102
  Jindo Corp...........................................         9,836       115,002
  Jinro, Ltd...........................................         9,213        69,395
  KIA Motors Service Co., Ltd..........................         4,020        40,675
  *KLB Securities Co...................................         4,920        32,247
  Kang Won Industrial, Ltd.............................        19,500       304,722
  Kangwon Bank Co., Ltd................................        42,412       233,159
  Keang Nam Enterprises Co., Ltd.......................         4,957        37,282
  Keum Kang Development Industry Co., Ltd..............         6,280        89,664
  Keyang Electric Machinery Co., Ltd...................         1,776        38,535
  Kia Precision Works Co., Ltd.........................         2,550        20,927
  *Kia Steel Co., Ltd..................................        39,817       181,739
  Kohap Co., Ltd.......................................        36,812       290,523
  *Kohap, Inc..........................................         4,240        26,217
  *Kolon Construction Co., Ltd.........................         4,337        37,056
  Kolon International Corp.............................        14,798       121,445
  *Kony Precision Co., Ltd.............................         2,000        38,224
  *Korea Cast Iron Pipe Co., Ltd.......................           360        25,376
  Korea Computer Co., Ltd..............................         1,400        44,542
  Korea Cottrell Co., Ltd..............................           580        30,125
  Korea Electronics Co., Ltd...........................        10,483       221,563

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Korea Export Packing Industries Co., Ltd.............         1,635  $     32,173
  Korea Express Co., Ltd...............................         2,890        65,630
  Korea First Bank Securities..........................         6,240        54,718
  Korea Green Cross Co., Ltd...........................         1,143        96,374
  *Korea Industrial Leasing Co., Ltd...................         6,810        66,607
  Korea Iron & Steel Co., Ltd..........................        23,133       291,276
  Korea Iron & Steel Works Co., Ltd....................           400        58,010
  Korea Kumho Petrochemical............................        31,600       230,916
  *Korea Line Corp.....................................         3,110        50,347
  Korean Reinsurance Co., Ltd..........................         4,857       122,322
  *Kuk Dong Construction Co., Ltd......................         7,305        54,202
  *Kukje Corp..........................................        10,380        63,015
  Kum Kang Trading Co., Ltd............................         3,550        43,502
  *Kum Yang Co., Ltd...................................         1,700        52,558
  Kumho Construction & Engineering Co., Ltd............        57,137       385,410
  Kumho Electric Co., Ltd..............................         1,240        39,033
  *Kumho Tire Co., Ltd.................................        26,420       259,893
  Kunsul Chemical Industrial Co., Ltd..................           620        48,791
  Kwang Myung Electric Engineering Co., Ltd............           900        18,212
  Kwangju Bank.........................................        20,248       110,630
  Kyong Nam Bank.......................................         5,970        55,707
  Kyung Nam Energy Co., Ltd............................         1,350        51,602
  Kyungbang Co., Ltd...................................           700        48,241
  *Kyungki Bank, Ltd...................................        18,010        97,187
  *Kyungnam Wool Textile Co., Ltd......................         4,172        54,876
  Kyungwon-Century Co., Ltd............................         2,700        81,956
  LG International Corp................................        46,082       367,309
  LG Metals Corp.......................................        24,400       491,017
  Lotte Chilsung Beverage Co., Ltd.....................           550        58,741
  Lotte Confectionery Co., Ltd.........................           750       102,867
  Mando Machinery Corp.................................         1,990        70,472
  Manho Rope & Wire, Ltd...............................           370        72,794
  Maxon Electronics Co., Ltd...........................         1,250        33,446
  Midopa Department Store..............................        16,536       158,017
  *Midopa Department Store Issue 96....................         3,952        31,989
  Miwon Co., Ltd.......................................         3,955        76,032
  *Miwon Petrochemical Corp............................        14,328       145,132
  Nam Sung Corp........................................         1,812        24,853
  Namkwang Engineering & Construction Co., Ltd.........         2,370        16,919
  Namyang Dairy Products Co., Ltd......................           380        41,866
  Nasan Co., Ltd.......................................         9,693       169,995
  Nong Shim Co., Ltd...................................         2,113       104,522
  *Oriental Brewery Co., Ltd...........................         2,150        64,053
  Oriental Fire & Marine Insurance Co., Ltd............         4,800       135,447
  Orion Electric Co., Ltd..............................         8,708       107,687
  Ottogi Corp..........................................         1,820        80,002
  Pacific Chemical Co., Ltd............................        14,000       341,540
  Pang Rim Spinning....................................         5,000       233,277
  Poong San Corp.......................................        32,000       358,314
  Posco Chemical Co., Ltd..............................        13,390       108,535
  Pyung Wha Industrial Co., Ltd........................         2,384       114,711
  Rifa Industrial Co...................................         1,480        45,756
  Rocket Electric......................................         1,950        59,629
  *STC Corp............................................        12,400       190,984
  Saehan Media Corp....................................        11,800       210,927
  *Sam Ick Construction Co., Ltd.......................        18,972       132,665
  *Sam Lip Industrial Co., Ltd.........................           690        31,339
  Sam Sung Radiator Industrial Co., Ltd................           420        35,980
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Sambu Construction Co., Ltd..........................         3,693  $     78,468
  Samsung Securities Co., Ltd..........................         7,795       127,069
  Samwhan Corp. Co., Ltd...............................        17,164       245,062
  *Samyang Foods Co., Ltd..............................         2,060        63,919
  Samyang Merchant Bank................................         3,200        28,061
  Samyang Tong Sang Co., Ltd...........................         1,440        20,074
  *Samyoung Chemical Co., Ltd..........................         4,000       113,772
  Se Poong Corp........................................         8,670       100,395
  Seah Steel Corp......................................         2,651        71,528
  *Seoul Securities Co., Ltd...........................        10,650        76,627
  Shin Dong-Ah Fire & Marine Insurance Co..............         5,670       105,177
  Shin Han Investment & Finance Co., Ltd...............         3,095        77,593
  *Shin Han Securities Co., Ltd........................         5,870        38,473
  *Shin Heung Securities Co., Ltd......................         4,100        26,273
  *Shin Heung Securities Co., Ltd. Issue 96............           789         4,116
  Shin Poong Paper Manufacturing Co., Ltd..............           960        33,889
  *Shin Sung Corp......................................        13,026       108,367
  Shin Wha Engineering & Construction Co., Ltd.........        15,771       171,980
  Shin Won Corp........................................         1,790        31,795
  Shin Won JMC Corp....................................           560        73,659
  Shin Young Securities Co., Ltd.......................         4,220        73,536
  Shindongbang Corp....................................         4,202       126,131
  *Shinhan Engineering & Construction Co., Ltd.........         4,345        28,869
  Shinho Paper Co., Ltd................................        12,545        59,234
  *Shinho Steel Co., Ltd...............................         2,999        10,789
  Shinil Engineering Co., Ltd..........................         3,180        25,383
  *Shinsung Tongsang Co., Ltd..........................         9,984        79,692
  Shinwon Industrial Co., Ltd..........................         1,625        47,499
  Song Woun Industries Co., Ltd........................           658        32,549
  Soosan Heavy Industries Co., Ltd.....................         2,017        34,460
  Ssang Bang Wool Co., Ltd.............................         5,589       178,446
  Ssangyong Corp.......................................         9,023        54,777
  Ssangyong Fire & Marine Insurance Co., Ltd...........         2,630        42,577
  *Ssangyong Heavy Industry Co., Ltd...................         5,700        28,836
  Ssangyong Paper Co., Ltd.............................         2,040        35,548
  *Sung Chang Enterprise Co., Ltd......................         1,680        89,713
  Sung Shin Cement Co., Ltd............................         6,515       161,135
  Sungwon Construction Co., Ltd........................         3,390        36,663
  *Sunkyong Industries, Ltd............................         5,030        88,781
  *Sunkyong Securities Co., Ltd........................         7,427        50,098
  Tae Il Media Co., Ltd................................         4,729        67,519
  Taegu Department Store Co., Ltd......................         3,003        50,978
  Tai Lim Packaging Industries Co., Ltd................         1,454        33,673
  Taihan Sugar Industrial Co., Ltd.....................         3,326       153,306
  Tong Yang Cement Corp................................        16,890       334,192
  Tong Yang Investment and Finance Co., Ltd............         4,463        43,197
  Tong Yang Mool San Co., Ltd..........................         6,145       116,061
  *Tong Yang Securities Co., Ltd.......................         6,770        45,894
  *Tongil Heavy Industries Co., Ltd....................        65,180       351,730
  Tongkook Corp........................................         7,400        36,189
  Tongyang Confectionery Co............................         1,537        38,533
  Union Steel Manufacturing Co., Ltd...................         3,000       232,715
  Yoosung Enteprise....................................         1,030        35,318
  Youngchang Akki Co., Ltd.............................         3,200        78,786
  Youngone Corp........................................         1,670        34,170

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Youngpoong Corp......................................         2,000  $    201,237
  Yuhan Corp...........................................         4,195       182,514
                                                                       ------------
TOTAL COMMON STOCKS (Cost $34,234,596).................                  26,438,000
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won (Cost $15,211)...........................                      15,220
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Hexxim Teletek, Inc. Rights 06/29/97................           600             0
  *Nong Shim Co., Ltd. Rights 06/03/97.................           482             0
  *Samsung Fine Chemicals Rights 06/03/97..............           761             0
  *Ssangyong Paper Co., Ltd. Rights 06/01/97...........           828         3,817
  *Tae Il Media Co., Ltd. Rights 06/24/97..............         1,453         5,064
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       8,881
                                                                       ------------
TOTAL -- SOUTH KOREA (Cost $34,249,807)................                  26,462,101
                                                                       ------------
NEW ZEALAND -- (4.0%)
COMMON STOCKS -- (3.8%)
  AFFCO Holdings, Ltd..................................       227,088        86,117
  Advantage Group, Ltd.................................        22,000        19,720
  Baycorp Holdings, Ltd................................        42,514       127,513
  *CDL Hotels NZ, Ltd..................................       426,509       147,039
  CDL Investments NZ, Ltd..............................       191,786        52,895
  Cavalier Corp., Ltd..................................        43,907        75,079
  Ceramco Corp., Ltd...................................        59,127        57,075
  Colonial Motor Co., Ltd..............................        37,752        65,335
  *Corporate Investments, Ltd..........................       523,774       256,411
  *Cue Energy Resources NL.............................       111,415        22,278
  DB Group, Ltd........................................       123,020       185,761
  Donaghys, Ltd........................................        37,239        70,867
  Eastern Equities Corp., Ltd..........................        41,001        28,553
  Ebos Group, Ltd......................................         9,036        36,447
  Enerco New Zealand, Ltd..............................       113,853       447,459
  Ernest Adams, Ltd....................................         5,000         6,895
  *Evergreen Forests, Ltd..............................       122,501        48,989
  Fernz Corp., Ltd.....................................       191,102       677,271
  Fisher & Paykel Industries, Ltd......................       141,262       494,793
  Force Corp., Ltd.....................................       158,414        87,381
  Hallenstein Glassons Holdings, Ltd...................        70,758       108,309
  Hellaby Holdings, Ltd................................        61,379        97,338
  Independent Newspapers, Ltd. (Auckland)..............       150,547       752,566
  *Kingsgate International Corp., Ltd..................       479,679        92,607
  LWR Industries, Ltd..................................        73,706        78,263
  Michael Hill International, Ltd......................        47,040        53,192
  Milburn New Zealand, Ltd.............................       134,221       255,425
  Natural Gas Corp. Holdings, Ltd......................        42,200        65,468
  *New Zealand Oil & Gas, Ltd..........................       189,110        49,549
  New Zealand Refining Co., Ltd........................        29,230       592,530
  Northland Port Corp. (New Zealand), Ltd..............        48,524       112,082
  Nuplex Industries, Ltd...............................        51,891       131,308
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Otter Gold Mines, Ltd...............................        14,500  $     13,997
  Owens Group, Ltd.....................................        77,261       109,207
  PDL Holdings, Ltd....................................        16,581        77,742
  Pacific Retail Group, Ltd............................        52,744        41,822
  Port of Tauranga, Ltd................................        94,870       223,058
  Ports of Auckland....................................       177,558       795,771
  Progessive Enterprises, Ltd..........................       302,461       323,248
  Reid Farmers, Ltd....................................        68,334        29,212
  Richina Pacific, Ltd.................................       130,366       156,404
  Sanford, Ltd.........................................       130,542       220,521
  Seafresh Fisheries...................................        80,520        22,207
  Shortland Properties, Ltd............................       209,352       144,348
  South Eastern Utilities, Ltd.........................        73,279        57,600
  South Port New Zealand, Ltd..........................        39,528        40,882
  St. Lukes Group, Ltd.................................       162,613       181,637
  Steel & Tube Holdings, Ltd...........................        58,505       280,357
  *Summit Gold, Ltd....................................       107,419        30,367
  Tasman Agriculture, Ltd..............................       170,799       102,456
  Taylors Group, Ltd...................................        29,646        38,633
  Tourism Holdings, Ltd................................        48,840        76,443
  Trans Tasman Properties, Ltd.........................       288,120       158,927
  Warehouse Group, Ltd.................................       191,743       527,505
  Waste Management NZ, Ltd.............................        47,011       205,829
  Williams & Kettle, Ltd...............................        17,172        24,272
  Wrightson, Ltd.......................................       206,180       127,945
  Zuellig NZ, Ltd......................................        26,400        11,104
                                                                       ------------
TOTAL COMMON STOCKS (Cost $9,501,913)..................                   9,404,009
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *New Zealand Dollar (Cost $358,415)..................                     357,898
                                                                       ------------
TOTAL -- NEW ZEALAND (Cost $9,860,328).................                   9,761,907
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (6.7%)
  Repurchase Agreement, PNC Securities Corp. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    5.50%, 11/15/98) (Cost $16,575,000)................  $     16,575    16,575,000
                                                                       ------------
TOTAL INVESTMENTS -- (106.9%)
  (Cost $230,931,551)++................................                 262,869,920
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-6.9%)
  Other Assets.........................................                     735,840
  Payable for Investment Securities Purchased..........                 (17,439,383)
  Payable for Fund Shares Redeemed.....................                     (90,557)
  Other Liabilities....................................                    (112,749)
                                                                       ------------
                                                                        (16,906,849)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $245,963,071
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (91.8%)
COMMON STOCKS -- (91.7%)
 600 Group P.L.C.......................................       135,000  $    280,908
 *AAF Industries P.L.C.................................        53,256        16,948
 ABI Leisure Group P.L.C...............................        73,000       106,627
 AIM Group P.L.C.......................................        37,166       354,831
 API Group P.L.C.......................................        51,500       592,538
 ASDA Property Holdings P.L.C..........................        94,000       231,646
 ASW Holdings P.L.C....................................       415,900       176,475
 Abacus Polar P.L.C....................................       150,000       495,720
 Abbeycrest P.L.C......................................        61,590       120,115
 Abbot Group P.L.C.....................................        92,595       197,205
 Abbott Mead Vickers P.L.C.............................        70,875       774,976
 Aberdeen Trust P.L.C..................................        38,500        53,721
 Acatos & Hutcheson P.L.C..............................        79,000       391,296
 *Acorn Computer Group P.L.C...........................       100,000       340,272
 Adam & Harvey Group P.L.C.............................        10,500        57,834
 Admiral P.L.C.........................................       135,000       985,932
 Adscene Group P.L.C...................................        92,000       197,439
 Adwest Group P.L.C....................................       204,250       383,336
 *African Lakes Corp. P.L.C............................         6,208         4,711
 Airflow Streamlines P.L.C.............................        20,500        64,737
 Airsprung Furniture Group P.L.C.......................        58,000       231,434
 Alba P.L.C............................................       115,625       383,061
 Alexanders Holdings P.L.C.............................       188,000        35,284
 Alexandra Workwear P.L.C..............................        91,243       126,572
 *Alexon Group P.L.C...................................       154,500       487,899
 Allied Leisure P.L.C..................................       265,166       142,808
 Allied London Properties P.L.C........................       182,000       231,679
 Allied Textile Companies P.L.C........................       169,238       432,247
 *Alphameric P.L.C.....................................         1,637         1,189
 Alumasc Group P.L.C...................................        85,000       367,608
 Alvis P.L.C...........................................       150,000       324,360
 Amber Industrial Holdings P.L.C.......................        42,000        87,394
 Amey P.L.C............................................        50,000       410,448
 Amstrad P.L.C.........................................        19,702        84,725
 Andrews Sykes Group P.L.C.............................        38,727       395,015
 *Anglesey Mining P.L.C................................        55,000         4,264
 Anglian Group P.L.C...................................       157,850       616,979
 Anglo Eastern Plantations P.L.C.......................        57,166       106,823
 *Anglo United P.L.C...................................       826,666        13,491
 *Anite Group P.L.C....................................       250,000       187,680
 Appleyard Group P.L.C.................................       160,627       161,218
 Applied Distribution Group P.L.C......................        25,000        18,156
 Arcadian International P.L.C..........................       312,892       257,873
 Arcolectric Holdings P.L.C. Class A Non-Voting........        10,000        11,179
 Arlen P.L.C...........................................       200,728       135,949
 Armitage Brothers P.L.C...............................         4,000        16,646
 Armour Trust P.L.C....................................        98,500        49,029
 *Ascot Holdings P.L.C.................................        50,000       224,400
 Ash & Lacy P.L.C......................................       101,098       276,362
 Ashtead Group P.L.C...................................        50,998       258,009
 Associated British Engineering P.L.C..................       534,500        23,988
 *Aukett Associates P.L.C..............................       142,375         9,875
 Austin Reed Group P.L.C...............................        77,000       317,930
 Avesco P.L.C..........................................        23,999       128,857

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Avon Rubber P.L.C.....................................        66,766  $    681,013
 Avonside Group P.L.C..................................        50,000        37,536
 Azlan Group P.L.C.....................................        85,000       835,788
 BNB Resources P.L.C...................................        59,000       139,618
 BPP Holdings P.L.C....................................        62,450       450,989
 BS P.L.C..............................................         7,000        16,850
 *BSG International P.L.C..............................       684,597     1,134,021
 BWI P.L.C.............................................       182,322       316,890
 Babcock International Group P.L.C.....................       122,557       170,011
 Baggeridge Brick P.L.C................................        98,000       159,936
 Bailey (Ben) Construction P.L.C.......................        26,000        16,548
 *Bailey (C.H.) P.L.C..................................       109,500        15,190
 *Bailey (C.H.) P.L.C. Class B.........................        10,000         4,651
 Baldwin P.L.C.........................................        51,000        83,232
 Bandt P.L.C...........................................       315,000       167,076
 Banks (Sidney C.) P.L.C...............................        38,507       189,473
 Barbour Index P.L.C...................................        41,000       169,287
 Barcom P.L.C..........................................       120,000       107,712
 Bardon Group P.L.C....................................       989,042       811,094
 Barlows P.L.C.........................................        50,000        47,736
 Barr & Wallace Arnold Trust P.L.C.....................        16,000        71,025
 Barr (A.G.) P.L.C.....................................        47,000       289,558
 *Barton Transport P.L.C. (Deferred)...................         1,250         6,120
 Baynes (Charles) P.L.C................................       341,378       545,986
 Beales Hunter P.L.C...................................        22,254        45,398
 Bearing Power International P.L.C.....................        81,757        18,346
 Beattie (James) P.L.C.................................       107,247       273,917
 Beauford P.L.C........................................         1,312           739
 Bellway P.L.C.........................................       135,000       740,275
 *Bellwinch P.L.C......................................       163,266        47,961
 Bemrose Corp. P.L.C...................................        94,500       637,716
 *Benchmark Group P.L.C................................        13,446        52,775
 Benson Group P.L.C....................................        77,856        63,531
 Bentalls P.L.C........................................       101,500       248,472
 Beradin Holdings P.L.C................................        37,000        22,644
 Berisford P.L.C.......................................       200,000       455,328
 Bespak P.L.C..........................................        60,718       597,028
 Betacom P.L.C.........................................       195,000       200,491
 Bett Brothers P.L.C...................................        41,000       100,368
 Betterware P.L.C......................................       228,870       352,972
 *Beverley Group P.L.C.................................        86,820         1,063
 Bilton P.L.C..........................................       180,000       694,742
 Birkby P.L.C..........................................       119,513       340,354
 *Birkdale Group P.L.C.................................        33,600         1,919
 Birse Group P.L.C.....................................       515,900       204,173
 Black (A & C) P.L.C...................................         2,250        13,219
 Black (Peter) Holdings P.L.C..........................       134,495       738,604
 Black Arrow Group P.L.C...............................        56,500        63,624
 Blacks Leisure Group P.L.C............................        69,959       615,964
 Blagden Industries P.L.C..............................       173,875       454,022
 Blick P.L.C...........................................        74,555       343,728
 Blockleys P.L.C.......................................        73,678        40,281
 *Bolton Group (International), Ltd....................        23,000         3,003
 Boosey & Hawkes P.L.C.................................        47,500       699,618
 Boot (Henry) & Sons P.L.C.............................        57,000       311,630
 *Booth Industries Group P.L.C.........................         5,000         3,876
 Borthwicks P.L.C......................................       157,500        69,401

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Bostrom P.L.C.........................................        43,000  $    197,195
 Bourne End Properties P.L.C...........................       185,454       131,658
 Bradstock Group P.L.C.................................       130,000       163,363
 Brammer (H.) P.L.C....................................       111,000     1,230,022
 Brasway P.L.C.........................................       203,141        79,566
 Breedon P.L.C.........................................        75,428       100,325
 Brent International P.L.C.............................       239,531       299,050
 *Brent Walker Group P.L.C.............................       128,571         3,672
 Bridgend Group P.L.C..................................        93,000        30,355
 Bridon P.L.C..........................................       180,000       282,010
 Bridport-Gundry P.L.C.................................        38,500        65,031
 Bristol United Press P.L.C............................        40,500       322,548
 Bristol Water Holdings P.L.C..........................        12,000       229,133
 Britannia Group P.L.C.................................        50,000        24,888
 British Borneo Petroleum Syndicate P.L.C..............        60,498     1,253,906
 *British Building and Engineering Appliances, Ltd.....        32,000        28,462
 British Dredging P.L.C................................        45,600       111,629
 British Fittings Group P.L.C..........................        62,658       117,085
 British Mohair Holdings P.L.C.........................        31,500        59,376
 British Polythene Industries P.L.C....................        56,740       569,488
 British Steam Specialties Group P.L.C.................        63,505       521,310
 *British Thornton Holdings P.L.C......................        35,000         9,996
 Britton Group P.L.C...................................       372,200       567,947
 Brockhampton Holdings P.L.C...........................        12,000        35,741
 Brockhampton Holdings P.L.C. Series A Non-Voting......        48,000        62,669
 Brooke Industrial Holdings P.L.C......................        15,574        35,202
 Brooks Service Group P.L.C............................        25,500        36,414
 *Brown & Jackson P.L.C................................       622,019       142,119
 Brunel Holdings P.L.C.................................       276,000        67,565
 Budgens P.L.C.........................................       399,285       260,653
 Bulgin (A.F.) & Co. P.L.C.............................         4,000         4,570
 Bulgin (A.F.) & Co. P.L.C. Class A Non-Voting.........        52,000         8,699
 *Bullers P.L.C........................................            97             0
 Bullough P.L.C........................................       292,000       569,470
 Bulmer (H.P.) Holdings P.L.C..........................        60,500       515,896
 Burn Stewart Distillers P.L.C.........................       142,500       131,396
 Burnden Leisure P.L.C.................................        33,000        21,812
 Burndene Investments P.L.C............................       285,500       167,737
 Burtonwood Brewery P.L.C..............................        52,000       131,964
 CLS Holdings P.L.C....................................       100,000       212,160
 CRT Group P.L.C.......................................       149,251       590,676
 Caffyns P.L.C.........................................         6,000        29,621
 *Cairn Energy P.L.C...................................       145,000     1,238,810
 Cala P.L.C............................................        98,400       180,662
 *Calderburn P.L.C.....................................       107,636        71,143
 Camellia P.L.C........................................         2,950       115,546
 *Campari International P.L.C..........................        25,000             0
 Canning (W.) P.L.C....................................        68,354       349,721
 *Cantab Pharmaceuticals P.L.C.........................        50,000       748,680
 Cape P.L.C............................................       132,000       353,295
 Capita Group P.L.C....................................        88,000       359,040
 Capital Corp. P.L.C...................................       135,000       420,811
 Capital Industries P.L.C..............................        75,937       236,085
 Carclo Engineering Group P.L.C........................       179,777       570,655
 *Cardinal Business Group P.L.C........................        25,000         3,060
 *Carlisle Group P.L.C.................................       125,000        21,930
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Carr's Milling Industries P.L.C.......................        19,000  $     93,024
 Castings P.L.C........................................       102,000       408,669
 *Castle Mill International P.L.C......................        31,500         1,799
 Cater Allen Holdings P.L.C............................        78,833       561,581
 *Cathay International P.L.C...........................       439,600        98,646
 Cattles P.L.C.........................................        52,280       258,096
 Cavaghan & Grey Group P.L.C...........................        31,500        33,929
 Caverdale Group P.L.C.................................        63,924       142,402
 Chamberlin & Hill P.L.C...............................        18,000        49,939
 Channel Holdings P.L.C................................       130,500        71,347
 Chemring Group P.L.C..................................        49,000        62,375
 Chesterfield Properties P.L.C.........................        25,000       256,020
 Chloride Group P.L.C..................................       571,500       275,143
 *Christie Group P.L.C.................................        50,000        48,552
 Chrysalis Group P.L.C.................................        72,036       702,437
 Church & Co. P.L.C....................................        26,500       214,078
 City Centre Restaurants P.L.C.........................       465,500       972,411
 *City Site Estates P.L.C..............................        20,000        15,178
 Claremont Garments (Holdings) P.L.C...................       135,700       236,965
 Clark (Matthew) P.L.C.................................        50,000       209,304
 Clarkson (Horace) P.L.C...............................        60,489       101,186
 Clayhithe P.L.C.......................................        41,500        45,716
 *Clinical Computing P.L.C.............................        40,000        23,174
 Clinton Cards P.L.C...................................        46,000       179,422
 Cliveden P.L.C........................................        13,570        16,720
 *Clubhaus P.L.C.......................................        27,733        37,792
 Clyde Blowers P.L.C...................................        19,635       102,542
 *Coal Investments P.L.C...............................         1,102             0
 *Coda Group P.L.C.....................................        14,898        32,215
 Cohen (A.) & Co. P.L.C................................         2,100        11,138
 Cohen (A.) & Co. P.L.C. Class A Non-Voting............         1,500         6,365
 Colefax & Fowler Group P.L.C..........................        60,000       108,202
 *Colorvision P.L.C....................................        50,000             0
 Community Hospitals Group P.L.C.......................        81,333       497,758
 Concentric P.L.C......................................       133,026       290,912
 Conrad Ritblat Group P.L.C............................        44,010       188,539
 *Consolidated Coal P.L.C..............................         9,166         2,842
 Cooper (Frederick) P.L.C..............................        86,954        39,025
 Cornwell Parker P.L.C.................................        78,333       236,503
 Cosalt P.L.C..........................................        30,700       108,472
 *Costain Group P.L.C..................................       112,060        74,982
 Country Casuals Holdings P.L.C........................         5,040         9,911
 Countryside Property P.L.C............................       183,454       293,409
 Courts P.L.C..........................................       151,355     1,383,264
 Coutts Consulting Group P.L.C.........................        92,000        47,295
 Cradley Group Holdings P.L.C..........................        80,000        59,405
 Crest Nicholson P.L.C.................................       311,250       543,517
 Crestacare P.L.C......................................       381,864       172,939
 *Creston Land & Estates P.L.C.........................        50,000         5,304
 Cropper (James) P.L.C.................................        22,000       128,357
 Cullen's Holdings P.L.C...............................        38,645        17,029
 Culver Holdings P.L.C.................................           338           604
 Cussins Property Group P.L.C..........................        43,750        63,189
 Daejan Holdings P.L.C.................................        23,000       572,424
 Dagenham Motors Group P.L.C...........................        65,000       105,019
 Dart Group P.L.C......................................        37,000       130,128
 Davis Service Group P.L.C.............................       132,480       571,868
 Dawson Group P.L.C....................................       100,674       330,243
 Dawson International P.L.C............................       397,721       451,111

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Deanes Holdings P.L.C................................         4,316  $        352
 Debenham Tewson & Chinnocks Holdings P.L.C............        89,500       133,649
 *Delaney Group P.L.C..................................       270,000        14,321
 Delphi Group P.L.C....................................        50,999       665,843
 Delyn Group P.L.C. ...................................        22,500        27,540
 Dencora P.L.C.........................................        23,000        67,189
 Densitron International P.L.C.........................        42,386        28,707
 Derwent Valley Holdings P.L.C.........................        90,000       788,011
 Development Securities P.L.C..........................        62,000       251,442
 Dewhirst Group P.L.C..................................       344,760     1,150,616
 Dewhurst P.L.C........................................         9,000         9,327
 Dewhurst P.L.C. Class A Non-Voting....................        15,500        12,142
 Diploma P.L.C.........................................        96,000       502,134
 Dixon Motors P.L.C....................................        41,556       205,154
 Doeflex P.L.C.........................................        25,762       108,262
 Dolphin Packaging P.L.C...............................        63,110       259,034
 Domino Printing Sciences P.L.C........................       127,187       736,871
 *Donelon Tyson P.L.C..................................       322,588             0
 Dowding & Mills P.L.C.................................       400,875       487,400
 Drummond Group P.L.C..................................        26,250        17,779
 Dyson (J.& J.) P.L.C. Class A Non-Voting..............        28,500        62,326
 EBC Group P.L.C.......................................        30,000        22,277
 EIS Group P.L.C.......................................       113,333       504,015
 ERA Group P.L.C.......................................       400,000        35,904
 Eadie Holdings P.L.C..................................       118,000        16,850
 East Surrey Holdings P.L.C............................        36,800       135,130
 Eclipse Blinds P.L.C..................................       103,670       224,176
 Edinburgh Fund Managers Group P.L.C...................        68,000       552,106
 Elbief P.L.C..........................................        23,500        15,341
 Eleco Holdings P.L.C..................................       104,685        34,169
 Electronic Data Processing P.L.C......................        55,200        58,106
 Elliott (B.) & Co. P.L.C..............................         6,087         6,109
 Ellis & Everard P.L.C.................................       219,016       988,305
 Emess P.L.C...........................................       288,250       115,254
 English & Overseas Properties P.L.C...................       190,000        55,814
 Epwin Group P.L.C.....................................        58,000       234,274
 Etam P.L.C............................................       159,500       337,094
 Eurocamp P.L.C........................................        93,439       372,082
 Eurocopy P.L.C........................................       131,000       143,241
 Eurodis Electron P.L.C................................        70,000       155,938
 *Euromoney Publications P.L.C.........................        30,000       746,640
 European Colour P.L.C.................................        82,090        86,411
 European Motor Holdings P.L.C.........................       140,000       193,066
 Evans Halshaw Holdings P.L.C..........................        77,454       278,091
 Evans of Leeds P.L.C..................................        80,000       196,493
 Ewart P.L.C...........................................        30,000        30,600
 Ex-Lands Properties P.L.C.............................       208,000        59,405
 Expamet International P.L.C...........................       152,749       274,215
 *FII Group P.L.C......................................        41,166        57,105
 Faber Prest P.L.C.....................................        29,500       133,600
 Fairey Group P.L.C....................................        13,226       114,723
 Falcon Holdings P.L.C.................................         5,500        13,195
 *Farringford P.L.C....................................        30,000         6,854
 Fenner P.L.C..........................................       215,276       567,399
 Ferguson International Holdings P.L.C.................       105,000       299,880
 Fife Indmar P.L.C.....................................        24,000        15,863
 Finlay (James) P.L.C..................................       239,500       467,082
                                                            SHARES           VALUE+
                                                         ------------  ------------
 First Choice Holidays.................................       570,500  $  1,010,196
 First Technology P.L.C................................        36,750       453,419
 *Firth (G.M.) Holdings P.L.C..........................       163,080       138,396
 Firth Rixson P.L.C....................................       339,666       501,673
 Fitch P.L.C...........................................        15,500        11,826
 Five Oaks Investments P.L.C...........................       150,000        69,768
 Flare Group P.L.C.....................................        20,600        45,386
 Fletcher King P.L.C...................................        17,500         9,568
 Folkes Group P.L.C....................................        28,000        33,815
 Folkes Group P.L.C. Non-Voting........................        65,500        74,293
 Forminster P.L.C......................................        32,500        74,521
 *Forth Ports P.L.C....................................        51,000       495,230
 Forward Technology Industries P.L.C...................        84,260        30,940
 *Foster (John) & Son P.L.C............................        27,500         4,937
 French P.L.C..........................................        32,000        31,334
 Friendly Hotels P.L.C.................................        49,415       119,355
 Frogmore Estates P.L.C................................        51,000       471,093
 Frost Group P.L.C.....................................       175,080       342,877
 *Futura Holdings P.L.C................................         9,000             0
 GBE International P.L.C...............................       134,666        49,449
 GEI International P.L.C...............................        87,000       137,725
 GWR Group P.L.C.......................................        35,698       102,827
 Galliford P.L.C.......................................       239,500        84,036
 Gardiner Group P.L.C..................................       310,500       133,018
 Garton Engineering P.L.C..............................        10,248        23,415
 Gaskell P.L.C.........................................         9,000        26,585
 Geest P.L.C...........................................        85,000       404,369
 *Gent (S.R.) P.L.C....................................        98,000       102,359
 Gerrard Group P.L.C...................................       123,860       685,253
 Gibbs & Dandy P.L.C...................................         4,500         6,499
 Gibbs & Dandy P.L.C. Class A Non-Voting...............        11,000        13,195
 Gieves Group P.L.C....................................        60,000        46,512
 Gleeson (M.J.) Group P.L.C............................        25,000       377,400
 Glenmorangie P.L.C....................................        20,000       308,448
 Gold Greenlees Trott P.L.C............................       124,447       462,047
 Goldsmiths Group P.L.C................................        50,000       268,872
 Goode Durrant P.L.C...................................       122,500       906,637
 Goodhead Group P.L.C..................................        36,000        16,744
 Grainger Trust, Ltd...................................        22,000       109,866
 Grampian Holdings P.L.C...............................       200,324       442,988
 Grampian Television P.L.C.............................        70,000       298,738
 Graseby P.L.C.........................................       155,480       399,646
 Graystone P.L.C.......................................        77,496        87,899
 Greene King P.L.C.....................................        53,000       559,197
 Greenway Holdings P.L.C...............................        60,197        42,735
 *Greenwich Resources P.L.C............................       219,332        92,172
 Greggs P.L.C..........................................        26,000       740,438
 Greycoat P.L.C........................................       185,000       514,774
 Guiness Peat Group P.L.C..............................       163,642       101,484
 H & C Furnishings P.L.C...............................        40,750       175,238
 *HTV Group P.L.C......................................       187,000       935,389
 Haden Maclellan Holdings P.L.C........................       296,914       552,403
 Haggas (John) P.L.C...................................        59,000        98,695
 Hall Engineering (Holdings) P.L.C.....................       110,528       455,464
 Halstead (James) Group P.L.C..........................        74,955       333,340
 Hambro Countrywide P.L.C..............................       799,000     1,760,357
 Hampden Group P.L.C...................................        25,000        25,500
 Hampson Industries P.L.C..............................       276,004       313,055
 *Hampton Trust P.L.C..................................       250,000       144,840
 Hardy Oil & Gas P.L.C.................................       273,750     1,355,917

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Hardys & Hansons P.L.C................................        48,000  $    214,249
 Harris (Philip) P.L.C.................................        25,866       102,367
 Hartstone Group P.L.C.................................       800,263       127,338
 Havelock Europa P.L.C.................................        64,250       335,539
 Hawtal Whiting Holdings P.L.C.........................        22,588        20,091
 Hawtin P.L.C..........................................       146,500        96,233
 *Hay (Norman) P.L.C...................................        48,000        20,759
 Haynes Publishing Group P.L.C.........................        38,635       140,291
 Hazlewood Foods P.L.C.................................       200,000       328,032
 Headlam Group P.L.C...................................        99,696       504,382
 Heath (C.E.) P.L.C....................................        75,000       124,848
 Heath (Samuel) & Sons P.L.C...........................         7,500        14,566
 *Helene P.L.C.........................................       416,326        47,561
 Helical Bar P.L.C.....................................        35,000       282,173
 Hemingway Properties P.L.C............................       200,000       130,560
 Henderson P.L.C.......................................        52,000     1,173,245
 Henlys Group P.L.C....................................         5,931        45,832
 Hewden-Stuart P.L.C...................................        20,000        51,408
 Hewetson P.L.C........................................        31,428        44,879
 *Hi-Tech Sports P.L.C.................................       132,446        67,007
 Hicking Pentecost P.L.C...............................        49,096       267,216
 *Hickson International P.L.C..........................       500,000       665,040
 *High-Point P.L.C.....................................        13,500         3,856
 Hill & Smith Holdings P.L.C...........................       105,101       119,210
 Hodder Headline P.L.C.................................        61,000       202,588
 Hogg Robinson P.L.C...................................       211,000       702,478
 *Hollas Group P.L.C...................................       354,000        23,109
 Holliday Chemical Holdings P.L.C......................       100,000       233,376
 *Holmes & Marchant Group P.L.C........................        54,000         8,813
 Holt (Joseph) P.L.C...................................         6,000       276,624
 Home Counties Newspapers Holdings P.L.C...............        25,000       108,120
 Hopkinsons Group P.L.C................................       210,557        96,216
 *Horace Small Apparel P.L.C...........................        82,500       117,810
 How Group P.L.C.......................................        88,000        85,452
 Howard Holdings P.L.C.................................        57,730        16,488
 Hunting P.L.C.........................................       218,695       665,638
 *Huntingdon Life Sciences Group P.L.C.................       138,000       166,660
 IBC P.L.C.............................................        96,470       606,140
 ISA International P.L.C...............................        95,214       361,280
 Ibstock P.L.C.........................................       625,200       714,228
 Ideal Hardware P.L.C..................................        20,000       226,848
 *Incepta Group P.L.C..................................       176,000        56,728
 Industrial Control Services Group P.L.C...............        26,666        60,926
 Intelek P.L.C.........................................        79,904        23,147
 Intereurope Technology Services P.L.C.................        23,500        47,365
 *International Tool & Supply P.L.C....................       155,650        17,146
 Ipeco Holdings P.L.C..................................        74,931       107,001
 Isotron P.L.C.........................................        30,500       179,194
 Ivory & Sime P.L.C....................................        78,125       291,975
 JBA Holdings P.L.C....................................        50,000       775,200
 JLI Group P.L.C.......................................       103,000        98,336
 Jackson Group P.L.C...................................        78,000        46,463
 Jacobs (John I.) P.L.C................................       116,000       183,633
 Jardine Lloyd Thompson Group P.L.C....................       392,800     1,051,321
 Jarvis P.L.C..........................................       175,086       801,502
 Jarvis Porter Group P.L.C.............................        99,894       330,130
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Jerome (S.) & Sons Holdings P.L.C.....................        27,562  $     28,113
 Johnson Group Cleaners P.L.C..........................       119,535       479,900
 Johnston Group P.L.C..................................        26,000       203,674
 Johnston Press P.L.C..................................        44,000       127,459
 Jones & Shipman P.L.C.................................        29,500        16,369
 Jones Stroud Holdings P.L.C...........................        42,500       215,016
 Joseph (Leopold) Holdings P.L.C.......................        14,000       115,382
 Jourdan (Thomas) P.L.C................................        40,000        36,883
 Kalamazoo Computer Group P.L.C........................        56,120        67,317
 Kelsey Industries P.L.C...............................         7,500        55,080
 *Kendell P.L.C........................................       568,260         6,956
 Kenwood Appliances P.L.C..............................       120,000       251,654
 Kode International P.L.C..............................        43,100        79,132
 Kunick P.L.C..........................................       600,000       232,560
 Laing (John) P.L.C....................................       110,875       688,507
 Lambert Fenchurch P.L.C...............................       202,000       360,982
 Lambert Howarth Group P.L.C...........................        34,000        68,805
 *Lambert Smith Hampton P.L.C..........................         3,591         5,538
 Lamont Holdings P.L.C.................................        72,231       157,961
 Leeds Group P.L.C.....................................        86,938       212,824
 Leigh Interests P.L.C.................................       156,499       274,562
 Leslie Wise Group P.L.C...............................       107,000        51,514
 *Liberty P.L.C........................................        51,875       302,660
 Lilleshall P.L.C......................................        80,564        98,610
 Linton Park P.L.C.....................................        39,000       260,957
 Linx Printing Technologies P.L.C......................        36,000        89,597
 *Lionheart P.L.C......................................        20,997         3,855
 *Lister & Co. P.L.C...................................        41,000         8,364
 Locker (Thomas) Holdings P.L.C........................       295,250       191,535
 London Scottish Bank P.L.C............................       281,000       440,248
 Lookers P.L.C.........................................        53,160        90,227
 Lopex P.L.C...........................................       154,948        80,920
 *Lovell (Y.J.) Holdings P.L.C.........................        70,932        14,470
 Lowe (Robert H.) & Co. P.L.C..........................         1,985           850
 Lyles (S.) P.L.C......................................        16,000        13,448
 Lynx Holdings P.L.C...................................       100,000       179,520
 M & W P.L.C...........................................         7,200        15,569
 M.R. Data Management Group P.L.C......................       136,158       194,434
 ML Holdings P.L.C.....................................       398,132       259,901
 MS International P.L.C................................        71,500        23,338
 MacFarlane Group Clansman P.L.C.......................       292,687       783,371
 Macro 4 P.L.C.........................................        50,000       326,400
 Mallett P.L.C.........................................        37,437        59,570
 Manchester United P.L.C...............................        42,482       429,157
 Manders P.L.C.........................................        83,340       217,617
 Manganese Bronze Holdings P.L.C.......................        46,184       390,052
 Mansfield Brewery P.L.C...............................       155,500       894,560
 Marling Industries P.L.C..............................       478,398        72,219
 Marshalls P.L.C.......................................       302,100       680,378
 Martin Internationl Holdings P.L.C....................        97,000        52,240
 Matthews (Bernard) P.L.C..............................       298,000       615,215
 Maunders (John) Group P.L.C...........................        61,000       193,629
 Mayflower Corp. P.L.C.................................       509,012     1,241,908
 McAlpine (Alfred) P.L.C...............................       171,111       395,143
 McCarthy & Stone P.L.C................................       227,968       485,517
 *McDonnell Information Systems Group P.L.C............       138,000        77,700
 McKay Securities P.L.C................................        58,000       173,694
 McLeod Russel Holdings P.L.C..........................       149,524       374,576
 Meggitt P.L.C.........................................       522,190       975,785
 Melrose Energy P.L.C..................................       250,000        57,120

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Mentmore Abbey P.L.C..................................        76,090  $     62,710
 Menvier-Swain Group P.L.C.............................         6,358        28,846
 *Merchant Retail Group P.L.C..........................       263,766       111,921
 Meristem P.L.C........................................       109,250        89,148
 Merrydown P.L.C.......................................        35,000        41,126
 Metal Bulletin P.L.C..................................        24,000       428,890
 Metalrax Group P.L.C..................................       335,219       533,400
 *Metaltech International P.L.C........................       401,163        80,201
 *Micro Focus Group P.L.C..............................        34,500       895,234
 Microgen Holdings P.L.C...............................       105,000       295,596
 Microvitec P.L.C......................................       100,000        32,640
 Mitie Group P.L.C.....................................       125,000       377,400
 Molins P.L.C..........................................        68,000       604,819
 Moorfield Estates P.L.C...............................       150,000        64,872
 *More Group P.L.C.....................................        98,991       999,207
 Morland & Co. P.L.C...................................        66,380       568,744
 Moss Brothers Group P.L.C.............................        53,600     1,233,400
 Mowlem (John) & Co. P.L.C.............................       419,943       921,792
 Mucklow (A & J) Group P.L.C...........................       175,000       389,844
 *NSM P.L.C............................................        58,474         7,634
 Narborough Plantations P.L.C..........................        63,829        20,834
 Neepsend P.L.C........................................        66,250        35,680
 Nestor - BNA P.L.C....................................       180,200       426,425
 Newman Tonks Group P.L.C..............................       300,834       846,908
 Newmarket Venture Capital P.L.C.......................        80,000         7,181
 Nichols (J.N.) (Vimto) P.L.C..........................        98,750       332,795
 Nightfreight P.L.C....................................       125,000        76,500
 Nobo Group P.L.C......................................        41,107        83,858
 Norcros P.L.C.........................................       292,857       327,391
 Northamber P.L.C......................................        88,888       209,619
 Novo Group P.L.C......................................       113,000        62,701
 *OEM P.L.C............................................        12,000         9,009
 *OMI International P.L.C..............................       173,158        56,519
 Ocean Wilson Holdings, Ltd............................        84,250       151,933
 *Oceonics Group P.L.C.................................        52,760        17,221
 Ockham Holdings P.L.C.................................       122,000       173,221
 *Oliver Group P.L.C...................................        68,000        43,281
 Olives Property P.L.C.................................       126,208        60,247
 Osborne & Little P.L.C................................        17,500       215,628
 *Osprey Communications P.L.C..........................        23,524         8,062
 *Owen & Robinson P.L.C................................         9,485         1,896
 Oxford Instruments P.L.C..............................       122,000       749,627
 P & P P.L.C...........................................       129,250       466,169
 PSIT P.L.C............................................       185,933       556,817
 PWS Holdings P.L.C....................................       134,428        39,490
 Page (Michael) Group P.L.C............................       147,975     1,308,904
 Parity P.L.C..........................................        50,000       456,960
 Park Food Group P.L.C.................................       382,500       337,090
 Parkland Group P.L.C..................................        30,000        82,987
 Partridge Fine Arts P.L.C.............................        58,000        67,679
 Paterson Zochonis P.L.C...............................        22,000       170,005
 Paterson Zochonis P.L.C. Non-Voting...................        27,000       186,611
 Peek P.L.C............................................       291,608       209,398
 Pemberstone P.L.C.....................................         9,158        11,583
 Pendragon P.L.C.......................................        95,750       564,894
 Perkins Foods P.L.C...................................       350,000       476,952
 Perpetual P.L.C.......................................           750        33,170
 Perry Group P.L.C.....................................        61,666       188,698
 *Pex P.L.C............................................        68,414         6,420
 Phoenix Timber Group P.L.C............................        31,000        11,383
 Photo-Me International P.L.C..........................       145,000       295,800
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Pifco Holdings P.L.C..................................        20,000  $     70,176
 Pifco Holdings P.L.C. Class A.........................        20,000        68,544
 Pittards P.L.C........................................        60,985       101,020
 *Pittencrieff Resources P.L.C.........................        74,000        54,346
 Pizza Express P.L.C...................................        45,000       501,228
 Plantation & General Investment P.L.C.................        96,224       109,141
 Plysu P.L.C...........................................       117,800       304,716
 Porter Chadburn P.L.C.................................       256,000        83,558
 Portmeirion Potteries (Holdings) P.L.C................        28,000       235,334
 Portsmouth & Sunderland Newspapers P.L.C..............        30,000       406,368
 Porvair P.L.C.........................................        35,000       176,215
 Premier Consolidated Oilfields P.L.C..................         2,488         1,705
 *Premier Land P.L.C...................................        50,000        16,320
 Pressac Holdings P.L.C................................        94,000       399,628
 Prestwick Holdings P.L.C..............................        90,000        55,080
 Princedale Group P.L.C................................       250,000       167,280
 Property Partnerships P.L.C...........................        10,000        43,656
 *Prospect Industries P.L.C............................       372,477        24,315
 Protean P.L.C.........................................        71,076       162,974
 *Proudfoot P.L.C......................................       202,646        77,719
 Prowting P.L.C........................................       173,630       379,708
 *QS Holdings P.L.C....................................        95,775        58,614
 *Quadrant Group P.L.C.................................         5,663         7,855
 Quality Care Homes P.L.C..............................        42,708       226,523
 Quality Software Products Holdings P.L.C..............         5,000        19,584
 Quick Group P.L.C.....................................        56,165       133,367
 RCO Holdings P.L.C....................................        27,000        88,128
 Radamec Group P.L.C...................................        35,000        72,828
 Raglan Property P.L.C.................................       100,000        42,024
 *Raine P.L.C..........................................       467,965       152,744
 Ransom (William) & Son P.L.C..........................        30,000        38,678
 Ransomes P.L.C........................................       308,000       155,823
 Rea Brothers Group P.L.C..............................       106,562        78,259
 Rea Holdings P.L.C....................................        54,926       310,152
 Readicut International P.L.C..........................       473,263       293,499
 Rebus Group P.L.C.....................................        75,000        85,068
 Record Holdings P.L.C.................................        89,727        99,575
 *Reece P.L.C..........................................       283,750        10,419
 Reed Executive P.L.C..................................       116,500       266,179
 Reg Vardy P.L.C.......................................       128,597       639,055
 Regal Hotel Group P.L.C...............................       200,000       164,832
 *Regent Corp. P.L.C...................................         2,488            20
 Relyon Group P.L.C....................................        45,777       280,529
 Renishaw P.L.C........................................       176,806       992,603
 Renold P.L.C..........................................       180,000       707,962
 Ricardo Group P.L.C...................................       119,709       265,697
 *Richards Group P.L.C.................................        16,000         2,220
 Richards P.L.C........................................        61,500        39,645
 Richardsons Westgarth P.L.C...........................        96,928       124,176
 *Richmond Oil & Gas P.L.C.............................       220,000             0
 *Rodime P.L.C.........................................       261,000         9,584
 Rolfe & Nolan P.L.C...................................        24,000       151,776
 Ropner P.L.C..........................................        63,300       149,793
 *Ross Group P.L.C.....................................        13,200           700
 Rotork P.L.C..........................................       219,500       947,502
 Rowe Evans Investments P.L.C..........................       114,417       204,468
 *Roxspur P.L.C........................................       585,225        62,081

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Rubicon Group P.L.C...................................        47,890  $     92,225
 Russell (Alexander) P.L.C.............................        47,500        81,008
 Rutland Trust P.L.C...................................       774,000       675,795
 S & U P.L.C...........................................        29,040       157,820
 SEP Industrial Holdings P.L.C.........................       200,000        94,656
 SIG P.L.C.............................................       163,200       833,652
 Sanderson Bramall Motor Group P.L.C...................        79,166       341,085
 Sanderson Electronics P.L.C...........................        90,000       174,787
 Saville (J.) Gordon Group P.L.C.......................       247,761       242,608
 *Saville (J.) Gordon Group P.L.C. Issue 97............       206,467       192,064
 Savills P.L.C.........................................       104,000       215,555
 Scholl P.L.C..........................................       166,250       809,890
 *Scottish Ice Rink Co. (1928) P.L.C...................        13,000             0
 Scottish Metropolitan Property P.L.C..................       314,266       451,336
 Secure Trust Group P.L.C..............................        40,000       403,104
 *Seet P.L.C...........................................         7,000         4,170
 *Sennah Rubber Co., Ltd. (Guernsey)...................         1,214       142,452
 Serco Group P.L.C.....................................        39,000       450,310
 Servomex P.L.C........................................        30,000       190,210
 Seton Healthcare Group P.L.C..........................        88,366       688,619
 Shaftesbury P.L.C.....................................       112,500       335,988
 Shandwick International P.L.C.........................       302,640       246,954
 Shanks & McEwan Group P.L.C...........................       192,000       423,014
 Sharpe & Fisher P.L.C.................................        45,497       173,376
 *Sheffield United P.L.C...............................         3,000         2,252
 Sherwood Group P.L.C..................................       270,000       160,834
 Shiloh P.L.C..........................................        14,500        32,065
 *ShopRite Group P.L.C.................................       204,780        84,386
 Sidlaw Group P.L.C....................................       176,071       287,348
 *Signet Group P.L.C...................................       736,900       399,871
 Silentnight Holdings P.L.C............................       129,000       631,584
 Simon Engineering P.L.C...............................       378,141       274,621
 *Sims Food Group P.L.C................................        99,000        56,549
 Sinclair (William) Holdings P.L.C.....................        53,000       219,267
 Sindall (William) P.L.C...............................        50,500       149,585
 Singapore Para Rubber Estates P.L.C...................        26,000       120,931
 Singer & Friedlander Group P.L.C......................       364,000       825,727
 Sirdar P.L.C..........................................       145,266       148,171
 Sketchley P.L.C.......................................       141,800       141,165
 Smart (J.) & Co. (Contractors) P.L.C..................        22,500        84,456
 South Staffordshire Water Holdings P.L.C..............        11,600       537,646
 *Spring Ram Corp. P.L.C...............................       616,000       140,744
 St. James Beach Hotels P.L.C..........................        25,000        74,256
 St. Modwen Properties P.L.C...........................        50,000        58,140
 Stanley (Charles) Group P.L.C.........................        19,200        42,771
 Stanley Leisure Organisation P.L.C....................       250,258     1,251,811
 Stat-Plus Group P.L.C.................................        58,000       165,175
 Staveley Industries P.L.C.............................       276,000       786,004
 Steel Burrill Jones Group P.L.C.......................       165,682        74,358
 Sterling Industries P.L.C.............................        76,000       313,801
 Stirling Group P.L.C..................................       336,000       180,956
 Stoddard Sekers International P.L.C...................       179,100        54,805
 Stratagem Group P.L.C.................................        70,315        65,984
 Stylo P.L.C...........................................       117,000       255,865
 Sutcliffe Speakman P.L.C..............................       418,864       164,061
 Swallowfield P.L.C....................................        15,000        52,754
 Swan (John) and Sons P.L.C............................         1,000         6,446
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Swan Hill Group P.L.C.................................       109,500  $    145,644
 Syltone P.L.C.........................................        50,400       114,331
 T & S Stores P.L.C....................................       253,910       729,311
 TGI P.L.C.............................................        59,560        71,443
 *Talbex Group P.L.C. (In Receivership)................       385,000             0
 Tamaris P.L.C.........................................       206,460        10,108
 *Tandem Group P.L.C...................................       127,365        16,629
 Tay Homes P.L.C.......................................        76,266       169,274
 Taylor Nelson AGB P.L.C...............................       546,475       459,301
 Telemetrix P.L.C......................................       246,722       251,656
 Tex Holdings P.L.C....................................        14,000        22,848
 Thorntons P.L.C.......................................       188,000       727,154
 Thorpe (F.W.) P.L.C...................................        24,000        53,073
 Tibbett & Britten Group P.L.C.........................        98,400       927,400
 Tie Rack P.L.C........................................       125,000       341,700
 Tilbury Douglas P.L.C.................................        97,183     1,209,345
 Time Products P.L.C...................................       192,000     1,129,605
 Tinsley Robor P.L.C...................................        60,000       108,202
 Tomkinsons P.L.C......................................        14,800        45,892
 Tops Estates P.L.C....................................        10,050        30,917
 *Torday & Carlisle P.L.C..............................        65,000        39,780
 Town Centre Securities P.L.C..........................       150,000       215,424
 Toye & Co. P.L.C......................................         2,000         2,938
 *Trace Computers P.L.C................................        33,552        35,592
 Trafford Park Estates P.L.C...........................        50,000       119,544
 Transtec P.L.C........................................       251,525       416,646
 Trinity Holdings P.L.C................................        54,000       222,523
 Triplex Lloyd P.L.C...................................       167,249       447,639
 *Try Group P.L.C......................................       243,407        98,317
 Tunstall Group P.L.C..................................        89,000       267,256
 UDO Holdings P.L.C....................................        71,000       152,372
 UK Estates P.L.C......................................        50,000        20,400
 *UK Safety P.L.C......................................       135,833        31,035
 Ugland International Holdings P.L.C...................       219,500       286,579
 Ulster Television, Ltd................................       125,000       311,100
 Union P.L.C...........................................        47,000        58,679
 United Industries P.L.C...............................       122,292       130,725
 Usborne P.L.C.........................................       111,066        31,720
 VCI P.L.C.............................................       100,000       407,184
 Vardon P.L.C..........................................       188,000       348,236
 Verity Group P.L.C....................................       250,000       211,140
 *Vert (Jacques) P.L.C.................................        45,000        15,055
 Vibroplant P.L.C......................................       113,500       153,743
 Victoria Carpet Holdings P.L.C........................        12,000        17,430
 *Videologic Group P.L.C...............................       311,666       172,937
 Vitec Group P.L.C.....................................         4,500        42,962
 Volex Group P.L.C.....................................        85,206       570,130
 *Vosper Thornycroft Holdings P.L.C....................        20,000       260,794
 *WEW Group P.L.C......................................       392,530        99,294
 WF Electrical P.L.C...................................        38,500       422,859
 WSP Group P.L.C.......................................        50,000        75,480
 Wace Group P.L.C......................................       195,000       105,019
 Waddington (John) P.L.C...............................       253,285     1,149,144
 Wagon Industrial Holdings P.L.C.......................        30,000       122,400
 *Wakebourne P.L.C.....................................        27,850         4,772
 Walker Greenbank P.L.C................................       313,000       298,827
 *Ward Holdings P.L.C..................................       130,000       105,019
 Wardle Storeys P.L.C..................................        58,000       402,288
 Warner Estate Holdings P.L.C..........................        70,000       261,038
 Warner Howard P.L.C...................................        63,817       289,014

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Water Hall Group P.L.C...............................       248,445  $      3,041
 Waterman Partnership Holdings P.L.C...................        45,000        44,798
 *Wates City of London Properties P.L.C................       230,000       371,606
 Watson & Philip P.L.C.................................       115,400       820,189
 Watts, Blake, Bearne & Co. P.L.C......................        50,500       379,114
 *Waverly Mining Finance P.L.C.........................        42,500        23,582
 Wellman P.L.C.........................................       204,833        81,065
 *Wembley P.L.C........................................         6,053        35,167
 West Trust P.L.C......................................       145,194        74,641
 Westbury P.L.C........................................       220,444       899,412
 *Western Selection P.L.C..............................        35,525         6,957
 Wetherspoon (J.D.) P.L.C..............................         4,534        97,488
 Whatman P.L.C.........................................        56,500       608,573
 Whitecroft P.L.C......................................       105,000       221,054
 Widney P.L.C..........................................        39,528        20,321
 *Wiggins Group P.L.C..................................     1,076,500       166,901
 Willoughby's Consolidated P.L.C.......................         9,000        22,032
 Wilshaw P.L.C.........................................       223,409       113,027
 Windsor P.L.C.........................................        83,441        15,660
 Wintrust P.L.C........................................        22,500       145,044
 Wolstenholme Rink P.L.C...............................        15,500       169,483
 Worthington Group P.L.C...............................        79,364        71,885
 Wyko Group P.L.C......................................       178,666       409,674
 Wyndeham Press Group P.L.C............................        63,066       210,479
 York Waterworks P.L.C.................................        17,000        95,717
 Yorklyde P.L.C........................................        25,555        71,525
 Yorkshire Group P.L.C.................................       110,400       395,479
 Young & Co's Brewery P.L.C............................        10,000        88,536
 Young & Co's Brewery P.L.C. Class A...................         8,034        84,241
 Young (H.) Holdings P.L.C.............................        59,226       141,602
 Zetters Group P.L.C...................................        14,500        21,653
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $143,325,586)..................................                 175,540,513
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $183,658).....................................                     168,106
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 East Surrey Holdings P.L.C. 7.8%......................         9,200        15,315
 Rea Holdings P.L.C. 9% Cumulative.....................         2,496         4,033
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $37,184).......................................                      19,348
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
 *Bolton Group (International), Ltd. Rights............        13,142  $        107
 *Gartland, Whalley and Barker P.L.C. Warrants
   05/20/99............................................            85             0
 *International Tool & Supply P.L.C. Warrants
   12/31/99............................................         3,537             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         107
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $143,546,428)..................................                 175,728,074
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (6.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%
   06/02/97 ($2,060,000 collateralized by U.S. Treasury
   Notes 5.50%, 11/15/98 and $9,901,000 collateralized
   by U.S. Treasury Notes 6.00% 11/30/98)
   (Cost $11,961,000)..................................  $     11,961    11,961,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.1%)
  (Cost $155,507,428)++................................                 187,689,074
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.9%)
 Other Assets..........................................                   3,981,199
 Payable for Investment Securities Purchased...........                     (52,941)
 Payable for Fund Shares Redeemed......................                    (158,900)
 Other Liabilities.....................................                     (62,797)
                                                                       ------------
                                                                          3,706,561
                                                                       ------------
NET ASSETS -- (100.0%).................................                $191,395,635
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
FRANCE -- (25.6%)
COMMON STOCKS -- (25.6%)
  *Agricole de la Crau.................................           440  $     41,164
  Agricole de la Pointe-a-Pitre........................           450        48,415
  Airfeu SA............................................           600        20,166
  Apem SA..............................................         1,000        54,574
  Arbel SA.............................................         2,280        28,480
  Assystem SA..........................................         2,657       180,448
  Aurea................................................           600         8,202
  Bail-Investissement (Societe Immobiliere pour le
    Commerce & l'Industrie)............................         2,367       332,167
  Bains de Mer et du Cercle des Etrangers a Monaco.....         4,615       473,333
  Banque de la Reunion.................................           987       239,397
  Banque Nationale de Paris Intercontinentale..........        12,465     1,511,694
  *Banque Transatlantique..............................         3,030        90,816
  Bazar de l'Hotel de Ville SA.........................         9,950     1,017,065
  Berger Levrault SA...................................           476        87,333
  Bertrand Faure SA....................................        62,063     2,881,650
  Bioblock Scientific SA...............................         1,373        71,362
  Boiron SA............................................         1,900       215,610
  Bollore Technologies SA..............................        20,366     2,575,741
  Brioche Pasquier SA..................................         2,600       286,937
  Brosse et Dupont.....................................         3,170       219,681
  *Burelle SA..........................................         4,030       181,531
  But SA...............................................         7,650       414,839
  *CDE (Comptoir des Entrepeneurs SA)..................         8,713        15,095
  CEGID................................................         4,500       449,844
  CFC (Cie Financiere des Cardans).....................           296        59,077
  CFPI (Cie Francaise de Produits Industriels SA)......           627        40,192
  COM 1 SA.............................................           450        19,647
  CPR (Cie Parisienne de Reescompte)...................         9,762       752,783
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................           236        14,057
  Cambodge.............................................         1,605       667,360
  Carbone Lorraine.....................................         6,649     1,543,600
  *Cardif SA...........................................         1,140       132,526
  *Caves & Producteurs Reunis de Roquefort.............           192        63,202
  Cegedim SA...........................................         1,600       157,173
  Centenaire-Blanzy....................................         2,207       175,887
  *Centrest (Societe Developpement Regional du
    Centre-Est)........................................         1,705           192
  Change de la Bourse SA...............................           614        28,615
  *Christian Dalloz SA.................................           674       263,785
  Cipe France SA.......................................         2,400       301,455
  Cofigeo (Cie Financiere Geo).........................           400        60,360
  Compagnie Financiere de CIC et de l'Union Europeene
    SA Series D........................................        10,650       614,423
  *Compagnie Financiere pour l'Immobilier d'Enterprise
    Fidei..............................................         9,399        61,064
  *Concorde Cie d'Assurances Contre les Risques de
    Toute Nature SA....................................         2,992       700,829

                                                            SHARES           VALUE+
                                                         ------------  ------------

  Consortium International de Diffusion et de
    Representation Sante Cider Sante...................           600  $     26,715
  Continentale d'Assurances SA.........................           810        78,306
  Continentale d'Entreprises SA........................        20,087       957,021
  *Costimex SA.........................................           700        13,461
  Courtois SA..........................................           100         8,143
  Credit Foncier et Communal d'Alsace et de Lorraine...           800       104,643
  *#Credit National....................................         4,900       260,026
  *Cristalleries de Baccarat...........................         1,567       146,601
  DMC (Dollfus Mieg et Cie)............................        25,400       523,666
  *Damart SA...........................................         2,290     1,760,745
  *Darblay SA..........................................           305        20,132
  #Dassault Electronique SA............................        17,400     1,715,281
  Degremont............................................         9,600       706,861
  Deveaux SA...........................................         1,011       136,622
  Didot-Bottin.........................................           810       119,704
  Dietrich et Cie......................................        27,775     1,183,758
  Distriborg Groupe SA.................................         1,050        76,403
  Docks des Petroles d'Ambes...........................           100        10,551
  Docks Lyonnais.......................................         1,110        26,923
  *#Dynaction SA.......................................        10,660       264,838
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................        17,571     2,666,701
  EMI France SA........................................           300        75,364
  Electricite de Strasbourg............................         7,928       776,043
  Emin Leydier Emballages SA...........................         1,056        72,303
  *Emprunt Conjoint de Banque du Batiment et des
    Travaux Publics et de Financiere de Gestion et
    d'Investissement SA................................        29,814        39,256
  Europe 1 Communication...............................         4,782       961,039
  Exacompta Clairefontaine SA..........................         1,600       248,371
  *Expand SA...........................................           412        38,545
  Explosifs et de Produits Chimiques...................           524       104,401
  Faienceries Sarreguemines Digoin et Vitry-le-Francois
    SA.................................................           330        30,359
  *Fichet-Bauche.......................................         3,515        43,846
  Filipacchi Medias SA.................................         3,563       769,144
  Fimalac SA...........................................        19,020     1,762,942
  *Financiere et Immobiliere de l'Etang de Berre et de
    la Mediterranee SA.................................           400         5,658
  Financiere Moncey SA.................................           631       339,004
  Fininfo SA...........................................           976       120,732
  Fives-Lille..........................................         8,400       614,283
  Fonciere (Cie).......................................         2,823       268,997
  Fonciere Lyonnaise SA................................         4,302       543,340
  *Fonciere Lyonnaise SA Em 96.........................           114        13,924
  Fonderies Franco Belge...............................           492        56,258
  Fraikin SA...........................................         3,284       196,289
  *Francaise des Ferrailles............................         5,288       356,381
  Francaise des Magasins Uniprix.......................         2,886       120,000
  France-Africaine de Recherches Petrolieres
    Francarep..........................................         3,864       194,807
  Frankoparis SA.......................................         4,387        62,324
  *Fromagerie F. Paul Renard...........................           200        71,033

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Fructivie SA.........................................            34  $      3,623
  *GCI (Groupe Chatellier Industrie SA)................         8,721         5,439
  GFI Industries SA....................................         1,369       193,301
  GTM Entrepose........................................        14,338       744,970
  *Galeries Lafayette SA...............................         5,664     2,060,707
  Gantois Series A.....................................           647       126,217
  Gascogne SA..........................................         6,302       533,246
  Gaumont..............................................        14,206     1,053,390
  Gautier France SA....................................         1,680        78,877
  Genefim-Societe Immobiliere pour le Commerce et
    l'Industrie SA.....................................         6,161       123,818
  *Generale de Geophysique SA..........................        14,976     1,237,622
  Generale de Transport et d'Industrie.................        12,890       480,137
  Gevelot..............................................         1,792       341,511
  Gifrer Barbezat SA...................................           550        57,935
  *Grand Bazar de Lyon.................................           650        18,131
  Grands Moulins de Strasbourg.........................           110        27,767
  *Groupe Andre SA.....................................         5,833       497,200
  Groupe du Louvre SA..................................         6,753       233,992
  Groupe Guillin SA....................................         1,200        43,243
  Groupe Norbert Dentressangle SA......................         1,580       223,368
  Groupe Zannier SA....................................         4,100       101,577
  Groupement pour le Financement de la Construction
    SA.................................................        19,075     1,791,173
  Guerbet SA...........................................         1,990        82,744
  Guitel-Etienne-Mobilor SA............................           160         4,164
  Guyenne et Gascogne SA...............................         5,200     1,594,595
  HIT SA...............................................           600        42,308
  Havas Advertising SA.................................        20,787     2,204,027
  Hoteliere Lutetia Concorde...........................         2,505       103,116
  *Hotels et Casinos de Deauville......................         2,055       210,057
  ICBT Groupe SA.......................................         1,200        47,006
  IMS International Metal Service SA...................         1,263       192,557
  Immeubles de France..................................        25,528     1,575,819
  Immeubles de Lyon....................................         3,562       339,414
  Immobanque...........................................         1,098       126,312
  Immobiliere Marseillaise.............................           656       903,534
  Industrie des Transports.............................           600        43,867
  Industrielle et Financiere d'Entreprise SA...........           300        12,942
  Industrielle et Financiere d'Ingenierie SA...........        40,100       847,574
  *Infogrames Entertainment SA.........................         1,550       206,774
  Informatique et Realite SA...........................         2,379        93,973
  *Informatique et Realite SA Em 97....................           264        10,241
  Intertechnique SA....................................         4,150       927,495
  *Jet Multimedia SA...................................           500        63,583
  Labinal SA...........................................        15,925     3,462,556
  *Lacroix Indu........................................           593        25,695
  Laurent Bouillet.....................................           480        25,447
  *Lectra Systemes SA..................................        19,192        71,322
  Legris Industries SA.................................        32,350     1,401,161
  *Locindus (Cie Financiere pour la Location
    d'Immeubles Industrials et Commerciaux)............         1,600       235,620
  *Lucia...............................................           254         2,262
  *MRM.................................................         1,424        59,457
  Manitou BF SA........................................         1,773       244,202
  *Manoir Industries SA................................           123         5,008
  Marie Brizard & Roger International SA...............           266        44,610
  *Matussiere et Forest SA.............................        13,600       146,085
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Maxi-livre/Profrance SA.............................         1,200  $      7,578
  Mediascience SA......................................           150        12,994
  Metal Deploye........................................           328        22,730
  *#Metaleurop SA......................................        58,400       659,681
  *Metrologie International............................        12,040        35,878
  Michel Thierry SA....................................           700        63,669
  Montupet SA..........................................         3,245       354,184
  *Mors................................................        32,445        47,779
  *Moulinex SA.........................................       130,453     3,048,876
  *Musee Grevin SA.....................................           822        14,668
  *NAF NAF SA..........................................         4,200        47,224
  *Nationale de Navigation.............................         8,880       127,692
  *Nodet-Gougis SA.....................................         3,500             0
  Nord-Est.............................................         3,240        72,412
  *Nordon & Cie........................................           800        52,807
  *Olipar..............................................           250         3,292
  PSB Industries SA....................................         1,240        83,805
  Papiers Peints (Societe Francaise des)...............           200        36,382
  Parisienne de Chauffage Urbain.......................           200        16,632
  Paul Predault SA.....................................         2,199        66,671
  *Pier Import Europe SA...............................         2,100        14,116
  Plastic Omnium.......................................        12,036     1,007,170
  Primisteres Reynoird SA..............................           800        33,957
  Publicis SA..........................................        20,150     1,825,788
  Radiall SA...........................................         1,340       157,633
  #Rallye SA...........................................        28,700     1,093,902
  Reassurances SA (Francaise de).......................        14,349     3,654,371
  Robertet SA..........................................           269        56,857
  *Rocamat.............................................         5,579        12,082
  Rochefortaise Communication SA.......................        11,420       637,280
  *#Rochette...........................................        98,470       417,969
  Rougier SA...........................................         2,040       130,416
  *Rouleau-Guichard SA.................................           300        17,412
  Rue Imperiale de Lyon................................           450       456,081
  *SAGA (Societe Anonyme de Gerance et d'Armement).....         6,425        94,616
  SAMSE SA.............................................         1,100       156,462
  SAT SA (SA des Telecommunications)...................         2,832       760,499
  *SDR de Bretagne SA..................................           714         3,198
  *SEDIVER (Societe Europeene d'Isolateurs en Verre et
    Composite).........................................           551        12,505
  *SEUPAR (Societe Europeene de Participations
    Industrielles et Financieres)......................            35           637
  SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................         2,940       473,701
  SGCA (Societe Generale de Courtage d'Assurances).....           554        63,347
  *SGE (Societe Generale d'Enterprise SA)..............        14,000       294,698
  SOCIM (Societe Immobiliere d'Investissement).........         3,829       182,428
  SOGEPAG (Societe Exploitation de Parcs et Garages)...           379        11,983
  Sabate SA............................................           600        64,241
  *Sabeton.............................................         1,350       188,280
  Saupiquet............................................         4,500       545,738
  *Savoisienne.........................................         3,963        67,286
  Sechilienne..........................................           220        46,119

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Securidev SA........................................         1,500  $     30,145
  *Selectibanque SA....................................         7,100        85,367
  Sidergie SA..........................................           800       121,275
  Signaux et d'Equipements Electroniques SA............        23,983     1,004,693
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................         3,064       454,929
  *Simmonds............................................           575        29,886
  Skis Rossignol SA....................................        46,668     1,026,825
  Smoby SA.............................................           500        54,574
  Societe d'Etudes et de Realizations pour les
    Industries du Bois Seribo..........................           450        14,813
  Societe Dauphin Office Technique d'Affichage SDCS....         2,192       153,425
  *Societe Financiere Immobail SA......................         4,807       124,922
  Societe Financiere Interbail SA......................         7,000       280,752
  *Sodero (Societe de Developpement Regional de
    l'Ouest)...........................................         4,181        14,125
  Sogeparc SA..........................................         2,156       291,351
  Soie SA..............................................           390        20,203
  Solitaire Produits d'Entretien Francais Prodef.......           300        38,461
  Sommer-Allibert SA...................................        17,200       548,302
  Sophia SA............................................        11,700       447,973
  Sopra Conseil et Assistance en Informatique SA.......         1,380       111,724
  Strafor Facom SA.....................................        33,703     2,323,942
  Sucriere de Pithiviers-le-Vieil......................         1,825     1,109,797
  Sylea SA.............................................         4,159       363,876
  Taittinger SA........................................         2,540     1,055,693
  Tanneries de France..................................           158         7,117
  Teisseire France SA..................................           700        21,369
  *Teleflex Lionel-Dupont..............................         7,625       158,128
  Thermal de Bagnoles de l'Orne........................           245        26,529
  Touax SA.............................................         3,604        87,415
  *Transports en Commun de Nice........................           100         1,594
  *Trouvay et Cauvin SA................................         1,500        27,287
  Unilog SA............................................           632        75,551
  Union Generale du Nord SA............................           994        37,938
  Union Immob..........................................         3,100       235,776
  *Union Industrielle de Credit SA, Paris..............        20,120        87,145
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................        31,700     1,812,370
  Vermandoise de Sucreries.............................           323       313,375
  *Via Banque..........................................        20,692       605,488
  Viel et Cie..........................................         2,641        66,299
  Vilmorin et Cie SA...................................         2,349       184,396
  Virax................................................           954        32,230
  Virbac SA............................................         1,713       162,931
  Vulcanic SA..........................................           400        21,130
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $82,079,818)...................................                  92,053,133
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs (Cost $155,812).......................                     155,713
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *BCR Participations Warrants 05/15/99................         6,425         2,215
  *Derichebourg Finances Warrants 07/15/98.............         5,288         7,925
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Informatique et Realite SA Warrants 09/30/99........           264  $      2,035
  *SAGA (Societe Anonyme de Gerance et d'Armement )
    Rights 06/02/97....................................         6,425         7,235
  *Vilmorin et Cie SA Warrants 06/29/01................           729         8,209
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $101,804)......................................                      27,619
                                                                       ------------
TOTAL -- FRANCE
  (Cost $82,337,434)...................................                  92,236,465
                                                                       ------------
GERMANY -- (20.7%)
COMMON STOCKS -- (20.7%)
  *AGIV AG fuer Industrie & Verkehrswesen..............        30,600       562,224
  Aachener Strassenbahn und Energieversorguns AG.......           188        46,752
  Aachener und Muenchener Lebensversicherung AG........           316       156,243
  Aachener und Muenchener Versicherungs AG.............         1,757       627,133
  Agrippina Rueckversicherung AG, Koeln................           177       238,209
  *Agrob AG............................................           290        63,803
  Aigner (Etienne) AG..................................           600       262,610
  *Alexanderwerk AG....................................           230        14,535
  Allweiler AG.........................................           289        50,731
  Alte Leipziger Versicherungs AG Series C.............         1,043       317,355
  *Amira Verwaltungs AG................................           200       134,582
  Andreae-Noris Zahn AG, Anzag.........................         3,320     1,204,447
  Anterra Vermoegensverwaltungs AG.....................         1,350       131,919
  Apoca Parking AG.....................................         1,650       160,269
  *Augsburger Kammgarn Spinnerei AG....................           660        12,358
  BDAG Balcke-Duerr AG.................................         3,291       510,307
  *Barmag AG...........................................         1,300       226,302
  Bayerische Handelsbank AG............................         2,270       611,001
  *Berliner Elektro Holding AG.........................         7,800       182,563
  Berliner Kindl-Brauerei AG...........................         1,000       280,866
  Binding-Brauerei AG..................................         2,925       838,648
  Biotest AG...........................................         8,060       327,776
  Blaue Quellen Mineral und Heilbrunnen AG.............           300       508,894
  *Bochum-Gelsenkirchener Strassenbahnen AG............           228        43,359
  Boewe Systec AG......................................         3,000       108,485
  Boss (Hugo) AG.......................................           870     1,013,049
  *Brau und Brunnen AG.................................         4,995       374,114
  Breitenburger Portland-Cement-Fabrik AG..............            25        37,303
  Bremer Strassenbahn AG...............................           307        39,161
  *Bremer Woll-Kaemmerei AG............................         1,996       176,942
  Brillant AG..........................................         1,238       260,784
  Buckau (Walther) AG..................................           900       121,123
  *Ceag Industrie-Aktien und Anlagen AG................         2,067       215,287
  *Computer 2000 AG....................................           547       115,225
  *Concordia Bau und Boden AG..........................        32,189       367,282
  Custodia Holding AG..................................            60        70,217
  *DLW AG..............................................         3,940       403,683
  DSL Holding AG.......................................         5,850       770,187

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Data Modul AG........................................         2,400  $     52,662
  *Deutsche Babcock AG, Oberhausen.....................         2,900       161,205
  Deutsche Bank Luebeck AG.............................         1,200     1,102,399
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........         2,500       548,566
  Deutsche Spezialglas AG..............................         1,600       215,331
  Deutsche Steinzeug Cremer & Breuer AG................         5,560       406,671
  Deutsche Verkehrs-Bank AG............................         4,750       500,293
  Didier-Werke AG......................................         6,800       529,198
  *Dierig Holding AG...................................         1,500       118,490
  Doag-Holding AG......................................           750        82,504
  *Dortmunder Actien-Brauerei AG.......................         1,650        97,996
  Duerr Beteiligungs AG................................        31,750     1,226,156
  Duerrkopp Adler AG...................................         2,219       185,674
  Dyckerhoff & Widmann AG..............................         4,919       662,007
  Dyckerhoff AG........................................         2,798     1,062,552
  Eichbaum-Brauereien AG, Mannheim.....................           672        89,652
  Erlus Baustoffwerke AG...............................           297       101,665
  *Erste Kulmbacher Actien Brauerei AG.................           432        14,535
  Escada AG............................................         2,052       324,190
  *Escom AG............................................         4,200         1,032
  Fag Kugelfischer Georg Schaeffer AG..................        85,500     1,590,930
  Felten & Guilleaume Energietechnik AG................         3,250       308,075
  *Flender (A. Friedrich) AG...........................           900        86,893
  Forst Ebnath AG......................................            24        11,656
  Fraenkisches Ueberlandwerk AG, Nuernberg.............           896       230,685
  #Fuchs Petrolub AG Oel & Chemie......................         2,231       280,670
  Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos)......            55         6,501
  GEA AG...............................................         1,500       614,394
  Gerresheimer Glas AG.................................        23,800       392,442
  Gilde Brauerei AG....................................         1,200       389,702
  *Gildemeister AG.....................................         1,400        78,642
  Goldschmidt AG.......................................         3,200     1,207,724
  Grosskraftwerk Franken AG............................           789       213,986
  Hagen Batterie AG....................................         1,000       160,328
  Hamborner AG.........................................         2,100       469,643
  Hamburger Hochbahn AG Series A.......................         4,257       274,002
  Harpener AG..........................................         7,100     1,296,197
  Hasen-Braeu AG.......................................           100        96,548
  Heilit & Woerner Bau AG..............................           425        41,033
  Heilit & Woerner Bau AG..............................         1,701       166,218
  Heinrich Industrie & Handels AG......................           350       143,359
  *Herlitz AG..........................................         3,462       366,660
  Hindrichs-Auffermann AG..............................         3,580        61,796
  Holsten-Brauerei AG, Hamburg.........................         3,077       657,171
  *Honsel-Werke AG.....................................           350        27,443
  Horten AG............................................         3,380       451,919
  Hucke AG.............................................         8,300       242,832
  *Hutschenreuther AG..................................         1,050        66,355
  Hypothekenbank In Hamburg AG.........................         1,252       805,851
  ICN (Immobilien Consult Nuernberg AG)................           737       280,310
  IFA Hotel & Touristik AG.............................         7,000       159,743
  *Ikon AG Praezisionstechnik..........................           626        65,933
  Iwka AG..............................................         6,224     1,704,407
  Jacobsen (W.) AG, Kiel...............................            37        58,672
  KM Europa Metal AG...................................         7,550       759,860
                                                            SHARES           VALUE+
                                                         ------------  ------------

  KM Europa Metal AG Em 95.............................        10,570  $  1,008,139
  *KSB AG..............................................         2,387       553,102
  KWS Kleinwanzlebener Saatzucht AG....................         1,650     1,337,185
  *Kali und Salz Beteiligungs AG.......................        13,950     1,322,352
  Kampa-Haus AG........................................         9,900       390,439
  *Kaufhalle AG........................................         7,800       780,456
  *Kaufring AG.........................................         2,203       138,574
  *Kempinski AG, Berlin................................           686       258,906
  Kennametal Hertal AG Werkzeuge & Hartstoffe..........            50         6,144
  Keramag Keramische Werke AG..........................         1,300       517,262
  Kiekert AG...........................................        12,950       559,980
  *Kloeckner Humboldt-Deutz AG.........................        16,750       164,658
  *Kloeckner-Werke AG..................................        23,800     1,754,710
  *Koeln-Duesseldorfer Deutsche Rheinschiffahrt AG.....           300        12,639
  Kolb und Schuele AG..................................        10,000        72,557
  *Kolbenschmidt AG, Neckarsulm........................        75,000     1,426,273
  Kraftuebertragungswerke Rheinfelden AG...............         4,684     1,129,203
  Kraftwerk Altwuerttemberg AG.........................           314       333,476
  Kromschroder (G.) AG.................................           765       152,194
  *Kueppersbusch AG....................................           525        77,107
  Kupferberg (Christian Adalbert) & Cie KG A.A.........           151        83,938
  *Leffers AG, Bielefeld...............................         1,225       187,800
  Lehnkering AG........................................         1,530       209,849
  Leifheit AG..........................................        13,500       530,837
  Leonische Drahtwerke AG..............................         2,000       766,530
  *Linotype-Hell AG....................................         4,300       374,898
  MG Vermoegensverwaltungs AG..........................         4,040       248,215
  *MLF Holding fuer Umwelttechnologie AG...............           165         1,641
  *MLF Holding fuer Umwelttechnologie AG Em 95.........            33           348
  *Maihak (H.) AG......................................           275        34,612
  Main Kraftwerke AG...................................         1,189       681,814
  Mainzer Aktien-Bierbrauerei AG.......................           563       151,539
  Mannheimer Versicherung AG...........................         2,257     1,148,970
  Markt und Kuehlhallen AG.............................         1,400       212,990
  *Maternus-Kliniken AG, Bad Oyenhausen................         2,400        24,576
  Mauser Waldeck AG....................................         1,667       198,987
  Mittelschwaebische Ueberlandzentrale AG..............           355       214,994
  *Moenus Textilmaschinen AG...........................         5,250        36,864
  *Moksel (A.) AG......................................        15,800       138,123
  Muehle Rueningen AG..................................           160        29,959
  *Mueller-Weingarten AG...............................           579       107,398
  *Nak Stoffe AG.......................................         1,046         1,897
  *Neue Baumwoll-Spinnerei und Weberei Hof AG..........         1,217        84,029
  *Niedermayr Papierwarenfabrik AG.....................            60        14,184
  Nordcement AG........................................         2,000       795,787
  Norddeutsche Steingutfabrik AG.......................         5,960       105,320
  Nuernberger Hypothekenbank AG........................         2,387       709,535
  *Orenstein & Koppel AG...............................         3,778       104,122
  Otavi Minen AG.......................................           600        86,015
  Otto Reichelt AG.....................................        11,950       193,689
  Parkbrauerei AG......................................           300        40,374
  Patrizier-Braeu AG...................................           737        60,374
  *Pfaff (G.M.) AG.....................................         8,000       293,973

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Pfleiderer Bau und Verkehrssysteme AG................           750  $    394,529
  Phoenix AG, Hamburg..................................        47,500       751,829
  Plettac AG...........................................         5,554     1,218,695
  Progress-Werk Oberkirch AG...........................           500        74,312
  Rathgeber AG.........................................             8         3,534
  Reckitt und Colman Deutschland AG....................           540       128,286
  Reichelbraeu AG, Kulmbach............................           550       119,719
  *Reichelt (F.) AG....................................         1,290       129,830
  Reiter Ingolstadt Spinnereimaschinen AG..............         1,200       115,857
  *Renk AG.............................................         1,940       107,841
  Rheinboden Hypothekenbank AG.........................         2,650       454,330
  Rheinmetall Berlin AG................................         5,000     1,138,092
  Rhoen Klinikum AG....................................        15,240     1,863,757
  *Rosenthal AG........................................         2,383       195,214
  *Rothenberger AG.....................................           300        18,607
  #Salamander AG, Kornwesteim..........................         5,172       759,609
  Schlenk (Carl) AG....................................            65        16,545
  *Schmalbach-Lubeca AG................................         2,350       533,528
  *Schneider Rundfunkwerke AG..........................           623       115,195
  Schwaebische Zellstoff AG............................         1,925       263,012
  Scor Deutschland Rueckversicherungs AG...............         1,872       227,839
  *Sektkellerei Schloss Wachenheim AG..................           252       101,744
  Sinalco AG...........................................           110        48,274
  *Sinn AG.............................................         1,973       450,246
  Sinner AG, Karlsruhe.................................           416       102,235
  Sixt AG..............................................           100        77,238
  Sloman Neptun Schiffahrts AG.........................            35         4,096
  Stern-Brauerei Carl Funke AG.........................         1,100        76,273
  Stoehr & Co. AG......................................         1,600       159,157
  *Stolberger Zink AG..................................         2,560        36,250
  Stollwerck AG........................................         1,358       470,413
  *Strabag AG..........................................         2,000       169,690
  *Stumpf (Otto) AG....................................         2,275        34,611
  Stuttgarter Hofbraeu AG..............................         1,800       484,494
  Sued-Chemie AG.......................................         2,186     1,112,826
  Sueddeutsche Bodencreditbank AG......................         3,344       994,004
  Tarkett AG...........................................        27,000       630,369
  *Terrex Handels AG...................................         1,250       299,883
  *Triton-Belco AG, Hamburg............................         1,186        65,927
  *Tucher Braeu AG.....................................           750        38,619
  Ueberlandwerk Unterfranken AG........................            40         7,256
  VBH (Vereinigter Baubeschlag-Handel) AG..............         9,415       166,925
  VGT AG...............................................           293        63,435
  *VK Muehlen AG.......................................         1,312       120,529
  *Varta AG............................................         5,500       907,548
  Vereinigte Deutsche Nickel-Werke AG..................         1,380       250,322
  Verseidag AG.........................................         2,753       257,741
  *Voegele (Joseph) AG.................................           750       104,447
  *Vogtlaendische Baumwollspinnerei AG.................           559        29,438
  *Volksfuersorge Holding AG...........................           650       275,746
  Vossloh AG...........................................         7,950       351,214
  WCM Beteiligungs und Grundbesitz AG..................        51,950       732,589
  WMF (Wuerttembergische Metallwarenfabrik AG).........         3,033       559,037
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Walter AG...........................................         1,350  $    537,156
  Walter Bau AG........................................           100        15,799
  *Wanderer-Werke AG...................................         1,437       161,442
  Weinig (Michael) AG..................................         2,500       833,821
  Weru AG..............................................           150        61,439
  Westag & Getalit.....................................           700       141,311
  Wickrather Bauelemente AG............................           465        51,697
  *Wolldeckenfabrik Weil der Stadt AG..................            80         1,685
  Wuerttembergische & Badische Versicherungs AG Series
    A/B................................................           112       207,092
  Wuerttembergische Hypothekenbank AG..................         1,613       764,500
  Wuerttembergische Lebensversicherung AG..............           443       186,635
  Wuerzburger Hofbraeu AG..............................           133        75,489
  *Zanders Feinpapiere AG..............................         4,450       378,862
  Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
    AG.................................................         1,942       448,853
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $64,102,626)...................................                  74,385,140
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Westag & Getalit (Cost $38,374)......................           260        50,965
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Berliner Elektro Holding AG Rights 06/06/97 (Cost
    $0)................................................         7,800         9,174
                                                                       ------------
TOTAL -- GERMANY
  (Cost $64,141,000)...................................                  74,445,279
                                                                       ------------
SWITZERLAND -- (10.6%)
COMMON STOCKS -- (10.6%)
  *AFG Arbonia Foster Holding AG, Arbon................           522       300,764
  *Accumulatoren-Fabrik Oerlikon, Zuerich..............            30        19,724
  Afipa SA, Vevey......................................            20         3,323
  Afipa SA, Vevey Series A.............................            80        14,563
  Aletsch AG, Moerel...................................            50       117,533
  *Ascom Holding AG, Bern..............................           907     1,102,250
  *Attisholz Holding AG, Attisholz.....................         1,079       459,214
  BHB Beteiligungs und Finanzgesellschaft..............           150        22,269
  BKW FMB Energie AG, Bern.............................           600       678,685
  Bank Sarasin & Cie Series B, Basel...................           274       179,180
  Banque Cantonale de Geneve...........................           840       195,970
  *Banque Cantonale du Jura............................           450        79,533
  Banque Privee Edmond de Rothschild SA, Geneve........           120       424,602
  Basellandschaftliche Kantonalbank....................           500       133,616
  Basler Kantonalbank (Participating)..................           500       137,151
  Bobst SA, Prilly.....................................           230       382,114
  Bobst SA, Prilly (Namen).............................           180       146,341
  Bossard Holding AG, Zug..............................           635       312,001
  Bucher Holding AG, Niederweningen....................           671       673,609
  CKW (Centralschweizerische Kraftwerke), Luzern.......           670       606,292
  CKW (Centralschweizerische Kraftwerke), Luzern
    (Participating)....................................         1,500       130,435
  Calida Holding AG, Oberkirch.........................            99        97,285
  Canon (Schweiz) AG, Dietlikon........................         3,706       225,321

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Carlo Gavazzi Holding AG, Baar Series B..............            83  $     62,199
  Chocoladefabriken Lindt & Spruengli AG, Kilchberg....            16       304,277
  Chocoladefabriken Lindt & Spruengli AG, Kilchberg
    (Participating)....................................            74       130,788
  Coop Bank, Basel.....................................           941       578,770
  Crossair AG fuer Europaeischen Regionalluffverkehr...           235        76,257
  Crossair AG fuer Europaeischen Regionalluftverkehr,
    Basel..............................................           192       124,878
  Crossair AG fuer Europaeischen Regionalluftverkehr,
    Basel (Genusschen).................................           330        41,994
  Daetwyler Holding AG, Atldorf........................           388       718,671
  Danzas Holding AG, Basel.............................            90        89,268
  Danzas Holding AG, Basel (Participating).............         1,502       294,135
  *Distefora Holding SA, Jegenstorf....................         4,840        57,827
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................         8,400     1,935,949
  ESEC Holding SA, Cham................................            65       199,894
  Edipresse SA, Lausanne...............................           432       106,893
  Edipresse SA, Lausanne (Nominal).....................         1,310        60,198
  Eichhof Holding AG, Luzern...........................            42       106,893
  Eichhof Holding AG, Luzern (Namen)...................             5        11,665
  Eisenbahngesellschaft Brig-Visp-Zermatt..............           370        74,811
  Energie Electrique du Simplon SA Simplon Village.....            70        56,911
  *Escor AG, Duedingen.................................           496         8,100
  *Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................         1,462       410,332
  Feldschloesschen-Huerlimann Holding AG, Rheinfelden
    (Participating)....................................           350        34,889
  Financiere Michelin, Granges-Paccot..................           637       324,242
  *Financiere Tradition, Lausanne......................            50        30,753
  Fischer (Georg) AG, Schaffhausen.....................         1,202     1,716,536
  Fischer (Georg) AG, Schaffhausen (Namen).............           400       107,458
  Forbo Holding AG, Eglisau............................         1,100       458,819
  Fotolabo SA, Ropraz..................................         1,200       390,244
  Fuchs Petrolub AG, Frauenfeld........................         2,001       674,780
  *Galenica Holding AG, Bern
    Series B...........................................           405       176,660
  Generale d'Affichage, Geneve.........................           290       114,811
  *Generali (Switzerland) Holdings, Adliswil...........         1,670       311,686
  Golay-Buchel Holding SA, Lausanne....................            40        29,975
  Gornergrat Monte Rasa-Bahnen Zermatt.................            70        90,067
  Gurit-Heberlein AG, Wattwil SG.......................           310       964,298
  HPI Holding SA, Yverdon-les-Bains....................           200        35,348
  Hero, Lenzburg.......................................           660       354,613
  Hero, Lenzburg (Namen)...............................           400        50,901
  Hilti AG, Schaan (Participating).....................           600       402,969
  *Industrieholding Cham AG, Cham......................           216       149,650
  Jelmoli Holding AG, Zuerich..........................         1,771     1,089,268
  Jelmoli Holding AG, Zuerich (Namen)..................         2,835       349,740
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Kardex AG, Zuerich...................................           630  $    202,651
  Kardex AG, Zuerich (Participating)...................           610       188,455
  Keramik Holding AG Laufen, Laufen....................           600       326,617
  Kraftwerk Laufenburg, Laufenburg.....................         8,475     1,569,777
  Kuehne & Nagel International AG, Schindellegi........           162        95,058
  Kuoni Reisen Holding AG, Zuerich.....................           120       398,727
  Lem Holding SA, Plan-les-Ovates......................           270        60,509
  Loeb Holding AG, Bern (Participating)................           620        92,485
  Logitech International SA, Apples....................         4,805       828,858
  *Maag Holding AG, Zuerich............................           820       155,942
  Magazine Zum Globus, Zuerich.........................           400       231,884
  Magazine Zum Globus, Zuerich (Participating).........           396       202,969
  *Mikron Holding AG, Biel.............................         1,224       212,004
  Moevenpick-Holding, Zuerich..........................         1,320       401,273
  Moevenpick-Holding, Zuerich (Participating)..........           443       130,911
  Motor-Columbus AG, Baden.............................           930     1,512,195
  *Netstal-Maschinen AG, Nafaels.......................             2           805
  Nokia-Maillefer Holding SA...........................           277       112,602
  *Omnium Geneve SA, Geneve............................           110         6,377
  Orell Fuessli Graphische Betriebe AG, Zuerich........           240       190,032
  Oz Holding, Zuerich..................................           440       219,300
  *Parco Industriale e Immobiliare SA, Giornico........           600           942
  Phoenix Mecano AG, Stein am Rhein....................         2,749     1,467,299
  Phonak Holding AG Series B...........................           230       178,049
  Porst Holding AG, Jegenstorf.........................         1,844       273,765
  Prodega AG, Moosseedoff (Participating)..............           400       158,360
  Publicitas Holding SA, Lausanne......................         2,199       438,401
  Rieter Holding AG, Winterthur........................           980       318,699
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................           140       204,878
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................           112       336,515
  Sarna Kunststoff Holding AG, Sarnen..................           176       180,417
  *Saurer AG, Arbon....................................           660       387,275
  Schweizerhall Holding AG, Basel......................           140       123,719
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           132       285,557
  Siegfried AG, Zofingen...............................         1,066     1,176,406
  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....            10         6,645
  Sika Finanz AG, Baar.................................         1,550       449,275
  Sika Finanz AG, Baar (Namen).........................         1,500        71,580
  Sopracenerina........................................         2,295       212,545
  *Suedelektra Holding AG, Zug.........................           970       857,193
  *Swisslog Holding AG, Aarau..........................           500       176,741
  *Tege SA, Montreux...................................           900       138,706
  *UMS Schweizerische Metallwerke Holding AG, Bern.....         2,560       211,750
  Unigestion Holding, Geneve...........................         2,891       138,981
  Usego Hofer Curti AG, Volketswil.....................         2,040       213,446

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Vaudoise Assurances Holding, Lausanne................            45  $     95,917
  Villars Holding SA, Fribourg.........................           150        17,497
  *Von Moos Holding AG, Luzern.........................         7,000        78,933
  *Von Roll Holding AG, Gerlafingen....................        32,024       638,442
  Vontobel Holding AG, Zuerich.........................           286       186,016
  *WMH Walter Meier Holding AG, Staefa.................            50        30,117
  Zehnder Holding AG...................................           193        84,050
  Zellweger Luwa AG, Uster.............................           804       613,871
  *Zschokke Holding SA, Geneve.........................           230        60,976
  *Zueblin Holding AG, Zuerich.........................           700        34,641
  Zuercher Ziegeleien Holding, Zuerich.................         1,415       740,262
  Zuger Kantonalbank...................................           500       615,058
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $28,738,959)...................................                  38,092,547
                                                                       ------------
NETHERLANDS -- (9.5%)
COMMON STOCKS -- (9.5%)
  A.I.R. Holdings NV...................................         1,356        40,298
  ACF Holding NV (Certificate).........................        15,757       242,352
  Aalberts Industries NV...............................        24,350       641,124
  Ahrend NV............................................        23,672     1,499,556
  Atag Holding NV......................................         4,397       246,443
  Athlon Groep NV......................................         5,350       287,305
  Athlon Groep NV (Certificate)........................         3,500       186,131
  Bam Groep NV.........................................         5,015       309,842
  Batenburg Beheer NV..................................         1,000       143,639
  Beers NV.............................................        16,625       572,080
  Begemann Groep NV....................................        13,451       203,378
  Bijenkorf Beheer KBB NV, Amsterdam...................         1,021        74,206
  Boer Winkelbedrijven NV..............................        12,387     1,038,493
  Boskalis Westminster NV..............................        46,207       973,286
  *Braat Beheer NV.....................................         3,880        28,321
  Cindu International NV...............................         1,750       137,774
  Content Beheer.......................................        14,750       602,920
  Crown Van Gelder NV..................................         2,400       217,727
  Delft Instruments NV.................................        12,808       257,095
  Econosto NV..........................................        16,232       308,899
  Eriks Holdings NV....................................         9,000       619,395
  Flexovit International NV............................        15,159       161,232
  GTI Holding NV.......................................         4,507       573,362
  Gamma Holding NV.....................................        18,338     1,027,808
  Geveke NV............................................        11,398       538,404
  Goudsmit NV Voorheen Eduard..........................         2,066       282,217
  Grand Hotel Krasnapopski NV..........................           323        91,360
  Grolsche NV..........................................        32,100     1,002,497
  Hoek's (W.A.) Machine & Zuurstoffafabriek NV.........        14,850     1,409,124
  Hollandia Industriele Maatschappij NV................           500        18,509
  Hollandsche Beton Groep NV...........................         5,047     1,163,073
  Internatio-Mueller NV................................        62,728     2,021,163
  Kas-Associatie NV....................................         7,830       513,563
  Kempen & Co. NV......................................        22,200       678,269
  Kondor Wessels Groep NV..............................         1,000        51,199
  Koninklijke Frans Maas Groep NV......................        14,215       474,327
  Koninklijke Ten Cate NV..............................        12,373       676,064
  *Koppelpoort Holding NV..............................           250        38,452
  Landre & Glinderman NV...............................         2,113        94,523
  MacIntosh NV.........................................        19,733       415,648
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Multihouse NV.......................................        20,000  $      9,385
  NBM-Amstelland NV....................................        47,736     1,241,932
  NKF Holding NV.......................................        19,313       511,523
  Nagron Nationaal Grondbezit NV.......................         3,931       421,179
  Nederlandsche Apparatenfabriek Nedap.................         4,250       436,522
  Nedlloyd Groep NV, Rotterdam.........................        22,900       562,351
  *Norit NV............................................        30,731       520,729
  Otra NV..............................................        23,000       382,534
  Pakhoed NV...........................................        17,678       599,098
  Polynorm NV..........................................         3,431       315,731
  Reesink NV...........................................         2,050       132,534
  Roto Smeets de Boer NV...............................         1,000        49,791
  Rubber Cultuur Maatschappij Amsterdam NV.............        40,800        64,880
  Samas-Groep NV, Zaandam..............................        11,576       440,588
  Schuitema NV, Amersfoort.............................           300       680,396
  Schuttersveld Holding................................        11,354       517,974
  Smit Internationale NV...............................        10,790       480,993
  Sphinx NV............................................        22,968       241,894
  *Textielgroep Twenthe NV.............................         1,000        20,334
  *Tulip Computers NV..................................        11,467        83,701
  Twentsche Kabel Holding NV...........................        18,270       966,843
  *Ubbink NV...........................................         1,500        39,025
  *Van der Giessen de Noord............................         4,433       129,431
  Van der Moolen Holding NV............................         6,756       433,258
  *Van Dorp Groep NV...................................         3,261        42,675
  Volker Stevin NV.....................................        20,385     2,354,159
  *Vredestein NV.......................................        20,514       251,345
  Wegener NV...........................................        20,403     2,307,305
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,966,629)...................................                  34,099,168
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *A.I.R. Holdings NV Rights 07/01/97..................            12             6
  *Aalberts Industries NV Rights 07/17/97..............        24,350             0
  *Boer Winkelbedrijven NV Rights 06/06/97.............        12,387             0
  *Flexovit International NV Rights 06/06/97...........            12             4
  *Koninklijke Frans Maas Groep NV Rights 06/19/97.....        14,215             0
  *Landre & Glinderman NV Rights.......................             7            11
  *NBM-Amstelland NV Rights 07/01/97...................        47,736             0
  *Van der Moolen Holding NV Warrants 03/23/00.........           675        12,951
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,330)........................................                      12,972
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $16,969,959)...................................                  34,112,140
                                                                       ------------
SPAIN -- (9.0%)
COMMON STOCKS -- (9.0%)
  *AGF Union y Fenix Seguros y Reaseguros SA...........        26,550       280,923
  *Ahorro Familiar SA..................................         6,051        40,591
  Amper SA.............................................        34,400       856,432
  *Asturiana del Zinc SA...............................        33,100       535,643
  Azkoyen SA...........................................         4,200       528,340

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Azkoyen SA Em 97....................................         1,050  $    130,270
  *BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................        23,634        55,244
  Banco de Alicante....................................         6,100       133,095
  Banco de Andalucia...................................         4,303       693,360
  Banco de Castilla SA.................................         2,100     1,379,668
  Banco de Credito Balear SA...........................         9,850       593,997
  Banco de Galicia SA..................................         7,550       898,064
  Banco de Valencia....................................        51,350     1,029,841
  Banco de Vasconia SA.................................         8,900       646,881
  *Banco de Vitoria SA.................................        27,700       399,409
  Banco Guipuzcoano SA.................................         4,817       182,220
  Banco Pastor SA......................................        18,100     1,126,556
  Banco Zaragozano SA..................................        45,598     1,119,453
  Bodegas y Bebidas SA.................................        12,876       433,652
  CAF (Construcciones y Auxiliar de Ferrocarriles
    SA)................................................         9,500       378,423
  *CAI (Corporacion Alimentaria Iberica SA)............        11,200             0
  *CARTEMAR (Cartera de Valores del Mar SA)............         4,016         3,611
  *CINSA (Compania de Inversiones SA)..................         1,400         7,746
  *Citroen Hispania SA.................................           650        32,590
  Conservera Campofrio SA..............................        16,500     1,056,639
  Construcciones Lain SA...............................       127,600       231,198
  *Coporacion Financiera Reunida SA....................        60,085       243,082
  Cubiertas y Mzov SA..................................        10,395     1,125,047
  *Dimetal SA..........................................         3,500         5,809
  ERZ (Electricas Reunidas de Zaragoza)................        54,937     2,070,585
  ESSA (Estacionamientos Subterraneos SA)..............         8,875       177,377
  Ebro Agricolas Compania de Alimentacion SA...........        89,900     1,722,151
  *El Aguila SA........................................        39,200       193,831
  Elecnor SA...........................................         8,100       217,064
  Empresa Nacional de Celulosa SA......................         8,200       120,505
  Energia e Industrias Aragonesas SA...................        12,340        78,512
  *Ercros SA...........................................        33,200        25,485
  *Erpo SA.............................................         3,289         1,569
  *Espanola del Zinc SA................................         6,500        76,418
  *Estacionamientos Urbanos SA.........................         4,200       136,515
  Europistas Concesionaria Espanola SA.................       119,698       964,372
  *Filo SA.............................................        61,297       198,813
  Financiera y Minera Series A/C.......................         5,200        61,314
  GESA (Gas y Electricidad SA).........................        17,000       946,404
  General Azucarera de Espana SA.......................        15,850       783,731
  *Global Steel Wire SA................................         7,083        18,859
  Grupo Anaya SA.......................................        16,500       319,502
  *Grupo Hispano-Suiza SA..............................        71,400        33,083
  *Huarte SA...........................................        42,500       201,331
  Hullas del Coto Cortes...............................         8,666       200,768
  Iberica de Autopistas SA Concesionaria de Estado
    Iberpistas.........................................        45,070       907,010
  Inbesos SA...........................................         1,610        16,868
  Indo Internacional SA................................         5,600       207,967
  *Inmobiliaria Alcazar SA.............................         5,126        38,108
  Inmobiliaria del Sur SA..............................         1,380        53,921
  *Inmobiliaria Urbis SA...............................        37,291       277,233
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Inmobiliaria Zabalburu SA...........................         5,800  $    116,321
  Koipe SA.............................................         8,400       615,187
  Koxka C.E. SA........................................         3,000       150,415
  *LSB (La Seda de Barcelona SA) Series B..............        25,200       100,207
  Lingotes Especiales SA...............................         4,140        55,830
  Marco Iberica Distribucion de Ediciones Midesa.......         5,600        72,614
  *Max Center Leisa SA.................................         3,000         4,357
  *Nicolas Correa SA...................................         1,575        65,788
  *Nueva Montana Quijano SA Series B...................       100,500        83,402
  OCP Construcciones SA................................        14,930       722,752
  Papelera de Navarra SA...............................         6,000        78,008
  *Pascual Hermanos SA.................................         7,610         3,859
  *Pescanova SA........................................        23,252       315,976
  Portland Valderrivas SA..............................         8,075       559,554
  *Prim SA.............................................         3,100        12,006
  Prosegur Cia de Seguridad SA.........................         7,000        91,252
  *Radiotronica SA.....................................         2,137        40,420
  *Santana Motor SA Series A...........................        22,100        22,925
  Sarrio SA............................................       105,100       375,046
  *Sindibank (Sindicato de Banqueros de Barcelona).....        10,540       178,582
  *#Sotogrande SA......................................        69,786       193,046
  Tableros de Fibras SA Series B.......................        21,876       266,264
  *#Tavex Algodonera SA................................         8,800       106,196
  *Transportes Ferroviarios Especiales Tranfesa........        24,000       224,066
  Uniland Cementera SA.................................         5,750       268,413
  Unipapel SA..........................................        13,484       261,101
  Uralita SA...........................................       122,725     1,188,209
  #Vidrala SA..........................................        20,680       869,533
  Vidriera Leonesa SA, Vilesa..........................         6,959       171,809
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        46,425       939,095
  *Zeltia SA...........................................         3,664       102,622
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,918,717)...................................                  32,451,935
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $24,475).......................                      24,453
                                                                       ------------
TOTAL -- SPAIN
  (Cost $26,943,192)...................................                  32,476,388
                                                                       ------------
ITALY -- (8.4%)
COMMON STOCKS -- (8.4%)
  Acquedotto de Ferrari Galliera SpA...................        54,000       150,151
  Aedes SpA (Sta Ligure Lombarda per Imprese &
    Costruzioni).......................................        42,000       195,879
  Allianz Subalpina SpA................................        55,125       406,791
  *Ansaldo Trasporti SpA...............................       199,533       186,116
  *#Attivita Immobiliari...............................       181,400       195,975
  *Auschem SpA (In Liquidation)........................        82,000             0
  Banca Agricola Milanese..............................        48,000       287,620
  *Banca Nazionale dell'Agricoltura SpA................       170,000        98,253
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................       175,000       263,445
  Bassetti SpA.........................................        67,500       249,454
  *Bastogi SpA.........................................     1,683,000        52,659
  *Binda SpA...........................................     1,299,375        17,643

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Boero (Bartolomeo) SpA..............................         8,925  $     34,248
  Bonifica dei Terreni Ferraresi e per Imprese Agricole
    Roma...............................................        11,600        72,590
  *Brioschi Finanziaria SpA, Milano....................       200,000        19,482
  CALP (Cristalleria Artistica la Piana SpA)...........        48,000       153,586
  CAMFIN (Cam Finanziaria).............................        20,500        32,918
  #CEMENTIR (Cementarie del Tirreno SpA), Roma.........       661,563       377,668
  *CIGA SpA (Compagnia Italiana Grandi Alberghi).......        76,890        35,542
  CMI SpA..............................................        36,428        80,645
  Caffaro SpA Sta per l'Industria Chimica ed
    Elettrochimica.....................................       297,550       239,775
  *Calcestruzzo ed il Cemento SpA......................        51,560        86,294
  Caltagirone SpA......................................       343,085       202,744
  *Cantoni ITC SpA.....................................       121,000       136,079
  Cartiere Burgo SpA...................................        85,000       495,779
  #Cementeria di Augusta SpA...........................       105,000       134,822
  *Cia Assicuratrice Unipol SpA........................       182,000       482,425
  #Comau SpA...........................................       176,500       567,876
  Condotta Acque Potabili SpA, Torino..................        28,000        66,120
  Costa Crociere SpA (Risp)............................        26,000        38,296
  Cucirini SpA.........................................        30,000        22,670
  *Dalmine SpA.........................................     3,001,700       646,804
  Danieli & C.Officine Meccaniche SpA..................        93,500       612,698
  *Dataconsyst C.G.S. SpA, Monza.......................           220             0
  *Del Favero SpA......................................        86,000        30,462
  *Editoriale l'Espresso SpA...........................        55,000       193,843
  *Editoriale la Repubblica SpA........................       152,500       247,580
  Ericsson SpA.........................................        61,500     1,029,296
  Euromobiliare SpA....................................        73,500        99,799
  *FIAR (Fabbrica Italiana Apparecchiature
    Radioelettriche SpA)...............................        22,990        60,125
  *FMC (Fabbrica Milanese Condutorri SpA)..............        25,000        11,733
  *FONSPA (Credito Fondiaro e Industriale Istituto per
    i Finanziamenti a Medio e Lungo Termine SpA).......       269,000       253,294
  #Falck (Acciaierie & Ferriere Lombarde)..............       305,200     1,175,648
  *Finarte Casa d'Aste SpA (Milano)....................        56,266        36,406
  *Finarte Partecipazioni Pro Arte SpA.................       202,693       126,601
  *Fincasa 44 SpA......................................       150,036        13,286
  *Finrex Finanziaria Immobiliaria SpA (In
    Liquidation).......................................        36,000         2,572
  *Firs-Italiana de Assicurazioni Compagnia di
    Assicurazioni Eriassicurazioni (In Liquidation)....        90,000             0
  *Fochi (Filippo) SpA.................................       216,000        29,329
  *Fornara Societa Finanziaria e di Participazioni
    SpA................................................       310,000        13,177
  *Gabetti Holding SpA.................................        70,000        31,820
  *Gerolimich SpA (In Liquidation).....................       297,400             0
  Gewiss SpA...........................................       103,000     1,663,056
  *Gottardo Ruffoni SpA................................       279,832        17,082
  *Grassetto SpA.......................................       279,125        71,456
  ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........        48,500       227,339
  Immobiliare Metanopoli SpA...........................     1,062,500       659,240
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *#Impregilo SpA......................................       532,000  $    387,560
  Industria Macchine Automatique SpA...................        23,000        96,337
  Industrie Zignago S. Margherita SpA..................        61,000       396,127
  *Linificio & Canapificio Nazionale SpA...............       118,000        53,291
  #Maffei SpA..........................................        75,000        97,408
  #Magneti Marelli SpA.................................       431,666       688,056
  Magona d'Italia SpA, Firenze.........................        40,000       199,823
  *Mandelli SpA........................................        41,000        50,805
  #Manifattura Lane Gaetano Marzotto & Figli SpA.......       144,000     1,187,178
  Marangoni SpA, Rovereto..............................        50,303       126,879
  Merloni Elettrodomestici SpA.........................       210,000       576,480
  *Milano Assicurazioni SpA............................        52,000       113,891
  *Monrif SpA..........................................       210,000        71,285
  #Montefibre SpA, Milano..............................       275,267       148,204
  *NAI SpA (Navigazione Alta Italia)...................       139,760        24,340
  *Necchi SpA..........................................       131,400        48,483
  *Perlier SpA.........................................       120,700        20,308
  Pininfarina SpA......................................        64,570       996,815
  *Poligrafici Editoriale SpA..........................       226,000       366,905
  *Premafin Finanziaria SpA............................     1,025,000       296,505
  Previdente Cia Italiana Assicurazione SpA............       149,590       684,410
  #Ratti SpA...........................................       155,900       312,233
  Recordati Industria Chimica E Farmaceutica SpA.......        34,000       236,850
  *Rejna SpA, Milano...................................        19,000       179,580
  Risanamento di Napoli SpA............................        26,700       274,266
  Riva Finanziaria SpA.................................        47,600       168,605
  *Rodriquez SpA.......................................        41,250        23,427
  SAES Getters SpA.....................................        14,750       202,019
  SISA (Societa Imballaggi Speciali Asti SpA)..........        65,000        45,280
  *SMI STA Metallurgica Italiana SpA...................       565,280       226,926
  *SNIA Fibre SpA......................................       328,000       103,789
  SOPAF (Societa Partecipazioni Finanziarie SpA).......        85,000        81,041
  *Saffa SpA, Milano...................................       100,500       182,145
  *#Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali SpA)......................................        50,100     1,079,550
  Saiag SpA (Industrie Articoli Gomma).................        43,000       177,696
  #Sasib SpA...........................................       186,000       628,089
  *Schiapparelli 1824 SpA..............................        30,000         1,718
  Serfi SpA (Servizi Finanziari).......................        72,000       381,274
  *Simint SpA..........................................        82,488       467,492
  Sogefi SpA...........................................       260,000       583,269
  *Sondel Nordelettrica SpA............................       728,892     1,280,154
  #Sorin Biomedica SpA.................................       407,610     1,299,424
  *Stayer SpA..........................................        22,500        17,201
  *Stefanel SpA........................................       190,800       287,231
  #Tecnost SpA.........................................       170,000       328,178
  Teknecomp SpA........................................       148,643        75,467
  Terme Demaniali di Acqui SpA.........................        39,900        14,274
  *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
    Salvataggi Trieste.................................       113,898        24,879
  *#UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................       159,600     1,077,411

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Unione Manifatture SpA (In Liquidation).............       156,000  $          0
  *Unipar (Unione Nazionale di Participazione SpA) (In
    Liquidation).......................................       539,000             0
  Vianini Industria SpA................................       126,000        54,338
  #Vianini Lavori SpA..................................       191,000       287,532
  Vittoria Assicurazioni SpA...........................        59,500       181,777
  Zucchi (Vincenzo) SpA................................        97,000       506,789
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $41,896,555)...................................                  30,057,185
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Unipol SpA Warrants
    (Cost $76,471).....................................        52,000        13,906
                                                                       ------------
TOTAL -- ITALY
  (Cost $41,973,026)...................................                  30,071,091
                                                                       ------------
SWEDEN -- (6.5%)
COMMON STOCKS -- (6.5%)
  Acrimo AB Series B...................................         2,800        50,630
  Active I Malmoe AB Series A..........................         4,160        75,758
  Active I Malmoe AB Series B..........................         4,160        76,564
  *#Allgon AB Series B.................................        65,400       971,392
  Alma Industri & Handel AB Series B...................         5,200       123,578
  *Anders Dioes AB.....................................        28,800       148,789
  #Angpannefoereningen AB Series B.....................        10,800       181,337
  Argonaut AB Series A.................................        81,000       152,741
  *Argonaut AB Series B................................       171,500       332,257
  B & N Bylock & Nordsjoefrakt AB Series B.............        41,800       485,890
  BPA AB Series A......................................        74,000       205,489
  BPA AB Series B......................................        56,700       153,788
  *#BTL AB Series B....................................       136,700       473,175
  Beijer AB Series B...................................        11,700       169,248
  Benima Ferator Engineering AB........................        13,400        63,690
  Berg (C.F.) & Co. AB Series B........................         6,200        30,029
  #Bergman & Beving AB Series B........................        28,000       980,045
  *Bilspedition AB Series A............................        88,300       304,502
  Bongs Fabriker AB Series B...........................         6,000        44,947
  Boras Waefveri AB Series B...........................         8,600        69,977
  Carbo AB.............................................        11,100       324,004
  Catena AB Series A...................................        66,700       865,786
  #Celsius Industrier AB Series B......................        60,100     1,164,353
  *#Concordia Maritime AB Series B.....................        37,300        98,760
  Eldon AB Series B....................................        10,800       304,088
  *Enator AB...........................................        60,100     1,172,115
  Enea Data AB Series B................................         2,000        44,559
  Esselte AB Series A..................................        40,100       916,719
  Esselte AB Series B..................................        34,500       815,434
  *Evidentia Fastigheter AB Series A...................        16,120        81,615
  *Evidentia Fastigheter AB Series B...................         1,000         4,921
  FFNS Gruppen AB Series B.............................        13,000       109,138
  *Fabege Fastigh AB Birger Gustavsson Series B........        24,338       229,470
  *Fastighits AB Celtica...............................         5,800        27,343
  Finnveden AB Series B................................        18,100       360,013
  Forcenergy AB Series B...............................        32,100       389,719
  *#Frontline AB.......................................        90,800       321,333
  #Garphyttan Industrier AB............................        39,000       476,009
  Getinge Industrier AB Series B.......................        24,036       440,828
  #Geveko AB Series B..................................         8,300       100,233
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Gullspangs Kraft AB Series B.........................         7,500  $    113,336
  Hexagon AB Series B..................................         3,572       100,113
  *#ICB Shipping AB Series B...........................        61,500       695,027
  JP Bank Series A.....................................        14,000        70,520
  JP Bank Series B.....................................         8,000        40,297
  Jacobson and Widmark AB..............................        13,400        64,036
  Kjessler & Mannerstrale AB...........................         8,500        51,598
  Kloevern Foervaltnings AB Series B...................        89,460       246,109
  Lindex AB............................................        16,100       376,377
  Linjebuss AB Series A................................        30,700       273,594
  Marieberg Tidnings AB Series A.......................        51,900     1,307,136
  NCC AB Series A......................................         3,000        32,160
  NCC AB Series B......................................        54,400       590,197
  #Nobelpharma AB......................................        45,460       525,498
  Nolato AB Series B...................................        15,300       282,583
  *#Nordstroem & Thulin AB Series B....................       162,800       399,509
  OEM International AB Series B........................         3,200        49,183
  OM Gruppen AB........................................         9,700       285,644
  *Piren AB............................................        13,487        88,839
  Platzer Bygg AB Series B.............................        36,000        79,044
  Rottneros Bruk AB....................................       366,600       411,937
  *Sandblom & Stohne AB Series B.......................         8,400        82,454
  Scandiaconsult AB....................................        14,300        86,807
  Scribona AB Series A.................................        40,100       502,383
  #Scribona AB Series B................................        31,700       397,146
  *Sifab Fastignets AB.................................        21,600       119,961
  *Skandigen AB, Series A..............................        13,300        59,264
  *Solitair Kapital AB.................................        90,000        79,044
  *Spendrups Bryggeri AB Series B......................        19,900       143,933
  *#Stena Line AB Series B.............................       128,000       619,955
  Svedala Industri.....................................        60,000     1,208,912
  Tivox AB Series B....................................         7,200        13,949
  VBB Gruppen AB Series B..............................        20,900        85,031
  Wallenstam Byggnads AB Series B......................        16,700       110,003
  Westergyllen AB Series B.............................         4,300        86,083
  Zeteco AB Series B...................................         5,200       228,350
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,584,441)...................................                  23,246,278
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $13,434)........................                      13,185
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $17,597,875)...................................                  23,259,463
                                                                       ------------
BELGIUM -- (4.8%)
COMMON STOCKS -- (4.8%)
  *Abfin SA............................................         2,560         9,148
  Afrifina.............................................         3,480       424,390
  BMT NV...............................................         2,040       356,971
  Banque Belgo-Zairoise Belgolaise SA..................         1,155       463,507
  Banque Nationale de Belgique.........................           810     1,212,932
  Belge des Betons.....................................           425       190,442
  Belgo Katanga NPV....................................           408       255,434
  Belgo Katanga NPV VVPR...............................           136        84,855
  Belvuco NV...........................................           531       114,453
  Bernheim-Comofi SA...................................         5,295       262,047
  CFE (Compagnie Francois d'Entreprises)...............         2,080       558,049
  CMB (Cie Martime Belge)..............................           500        34,316
  Carrieres Unies Porphyre.............................            20        20,703

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Chanic SA...........................................           175  $      3,871
  Chimique et Metallurgique Campine, Beerse............           370        55,091
  City Hotels SA.......................................         1,290       172,683
  Cofinimmo SA.........................................         4,330       462,964
  Cokeries & Houilleres d'Anderlues....................           100         8,281
  *Commerciale de Brasserie SA COBRHA..................           115        41,747
  Credit General SA de Banque, Bruxelles...............         3,459       784,799
  Creyf's SA...........................................         1,500       117,839
  Creyf's SA V.V.P.R...................................           300             8
  Deceuninck Plastics Industries SA....................         7,370     1,425,508
  *Electrorail SA (Reunies d'Electricite & de
    Transports)........................................        11,416        15,541
  Engrais Rosier SA....................................           655       125,947
  Fabrique de Fer de Charleroi.........................            77       214,447
  Financiere d'Obourg..................................           440     2,299,830
  Floridienne NV.......................................         2,033        99,747
  Ford Motor Co. SA Belgium............................         1,110       190,457
  *Forges de Clabecq SA................................         3,460           294
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................         5,875        76,312
  Glaces de Charleroi..................................            70       183,636
  Glaverbel SA.........................................         2,900       389,024
  *Immobel (Cie Immobiliere de Belgique SA)............        10,600       793,647
  *Intercomfina SA.....................................        11,000         1,248
  Mecaniver SA, Bruxelles..............................           128        48,100
  Metiers Automatiques Picanol.........................           403       231,731
  *PCB SA Bruxelles....................................         6,504        68,250
  *Papeteries de Catala SA.............................           315        38,370
  Plantations Nord-Sumatra SA..........................           650        80,190
  *Recticel SA.........................................         8,450       113,833
  *Roton (Compagnie Industrielle et Financiere
    Roton).............................................            30         1,021
  SABCA (Sa Belge de Constructions Aeronautiques)......         4,280       200,284
  *SCF SA..............................................         2,850        15,357
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................         1,175       258,260
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers (Precompte Reduit)................           370        81,744
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Sa d'Ieteren.........................................        15,000  $  2,756,665
  *Sa d'Ieteren V.V.P.R................................         3,150           357
  Sait Radioholland....................................         6,088       191,308
  Sait Radioholland (Precompte Reduit).................           152         4,569
  Sapec SA.............................................         3,560       153,971
  Sapec SA (Taux Reduit)...............................            75         3,191
  Sidro................................................         4,040       315,088
  Spadel NPV...........................................           325       359,472
  Surongo SA...........................................            20         2,904
  *Telinfo SA..........................................         5,790       316,102
  Ter Beke NV..........................................         2,212       194,475
  *UNIBRA..............................................         1,600       129,325
  Uco Textiles NV......................................         2,124       240,351
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $10,091,378)...................................                  17,255,086
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 11/30/98)
    (Cost $14,353,000).................................  $     14,353    14,353,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.1%)
  (Cost $303,145,823)++................................                 356,301,459
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
  Other Assets.........................................                   3,402,615
  Payable for Fund Shares Redeemed.....................                    (187,055)
  Other Liabilities....................................                     (97,495)
                                                                       ------------
                                                                          3,118,065
                                                                       ------------
NET ASSETS -- 100.0%...................................                $359,419,524
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                           SHARES            VALUE+
                                                         ----------  --------------
JAPAN -- (31.4%)
COMMON STOCKS -- (31.4%)
  Achilles Corp........................................     207,000  $      577,964
  Aica Kogyo Co., Ltd..................................      47,000         250,344
  Aichi Bank, Ltd......................................      10,500         856,959
  #Aichi Machine Industry Co., Ltd.....................      87,000         519,459
  Aichi Steel Works, Ltd...............................     194,000         793,333
  Aida Engineering, Ltd................................      84,000         600,412
  Aisin Seiki Co., Ltd.................................     137,000       2,118,557
  Alps Electric Co., Ltd...............................      70,000         980,241
  Amada Co., Ltd.......................................     304,000       2,572,509
  Amada Metrecs Co., Ltd...............................      71,000         713,660
  Amada Sonoike Co., Ltd...............................      81,000         361,160
  Amano Corp...........................................      63,000         671,134
  Ando Corp............................................       6,000          17,062
  *Aoki Corp...........................................     361,000         434,192
  Aoki International Co., Ltd..........................      51,000         955,155
  #Aomori Bank, Ltd....................................     170,000         854,381
  Aoyama Trading Co., Ltd..............................      41,100       1,292,320
  Asahi Breweries, Ltd.................................     324,000       4,425,773
  Asahi Denka Kogyo KK.................................      67,000         460,481
  Asahi Organic Chemicals Industry Co., Ltd............      96,000         498,969
  Asanuma Corp.........................................      59,000         155,103
  Ashikaga Bank, Ltd...................................     643,000       2,126,761
  *Asics Corp..........................................     197,000         406,186
  Atsugi Nylon Industrial Co., Ltd.....................     279,000         932,397
  Awa Bank, Ltd........................................     189,600       1,022,928
  Bandai Co., Ltd......................................      47,000       1,041,753
  #Bank of Ikeda, Ltd..................................      13,000         658,935
  Bank of Iwate, Ltd...................................      18,590         964,636
  Bank of Kinki, Ltd...................................     205,000       1,003,866
  #Bank of Kyoto, Ltd..................................     347,400       1,805,644
  Bank of Nagoya, Ltd..................................     185,000       1,192,010
  Bank of Saga, Ltd....................................     177,000         898,686
  Bank of Yokohama, Ltd................................     190,000         943,471
  Best Denki Co., Ltd..................................       3,000          29,897
  Brother Industries, Ltd..............................     282,000       1,102,320
  Bunka Shutter Co., Ltd...............................      70,000         423,368
  CMK Corp.............................................      38,000         483,161
  CSK Corp.............................................      56,400       1,739,485
  Calpis Food Industry Co., Ltd........................      70,000         420,361
  Canon Sales Co., Inc.................................      64,900       1,488,686
  #Casio Computer Co., Ltd.............................     264,000       2,077,526
  *Central Glass Co., Ltd..............................     211,000         614,510
  Chiba Bank, Ltd......................................     368,000       1,912,715
  #Chiba Kogyo Bank, Ltd...............................      21,000         593,557
  Chichibu Onoda Cement Corp...........................     355,000       1,421,220
  Chiyoda Corp.........................................     191,000         899,210
  *Chiyoda Fire and Marine Insurance Co., Ltd..........     360,150       1,454,214
  Chudenko Corp........................................      66,000       1,757,732
  Chuetsu Pulp and Paper Co., Ltd......................     106,000         344,227
  #Chugoku Bank, Ltd...................................     199,000       3,026,031
  Chukyo Coca-Cola Bottling Co., Ltd...................      42,000         375,258
  Chukyo Sogo Bank, Ltd................................     127,000         509,527
  #Chuo Trust and Banking Co., Ltd.....................     235,000       1,344,588

                                                           SHARES            VALUE+
                                                         ----------  --------------

  Citizen Watch Co., Ltd...............................     301,000  $    2,283,359
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........     427,000       2,384,450
  Dai-Dan Co., Ltd.....................................      42,000         425,773
  Daicel Chemical Industries, Ltd......................     392,000       1,505,361
  #Daido Hoxan, Inc....................................     124,000         447,423
  Daido Steel Co., Ltd.................................     453,000       1,439,948
  *Daiei OMC, Inc......................................     201,000         504,227
  Daiichi Pharmaceutical Co., Ltd......................      33,000         567,010
  #Daikyo, Inc.........................................     176,000         625,979
  #Daio Paper Corp.....................................     113,750         952,803
  Daisan Bank, Ltd.....................................     138,000         675,773
  Daishi Bank, Ltd.....................................     324,000       1,550,412
  Daito Trust Construction Co., Ltd....................     161,384       1,788,534
  #Daiwa Bank, Ltd.....................................     472,000       1,853,127
  *#Daiwa Danchi Co., Ltd..............................     106,000         419,811
  Daiwa House Industry Co., Ltd........................     320,000       3,766,323
  Daiwa Securities Co., Ltd............................     325,000       2,392,826
  *Daiwabo Co., Ltd....................................      92,000         285,326
  Deodeo Corp..........................................      43,400         913,488
  Descente, Ltd........................................      62,000         295,619
  Dowa Fire & Marine Insurance Co., Ltd................     327,000       1,581,624
  Ehime Bank, Ltd......................................     143,000         723,600
  Eighteenth Bank, Ltd.................................     183,000       1,194,845
  Ezaki Glico Co., Ltd.................................     138,600       1,155,000
  Fuji Denki Reiki Co., Ltd............................       5,150          36,767
  Fuji Fire & Marine Insurance Co., Ltd................     277,000         966,168
  Fuji Oil Co., Ltd....................................      86,000         576,289
  Fuji Photo Film Co., Ltd.............................     489,000      18,946,649
  Fujisawa Pharmaceutical Co., Ltd.....................     314,000       2,967,354
  Fujita Corp..........................................     491,000         873,170
  Fujitsu, Ltd.........................................     354,000       4,318,557
  Fukui Bank, Ltd......................................     287,000       1,102,139
  Fukuoka City Bank, Ltd...............................     240,532       1,012,549
  *#Fukutoku Bank, Ltd.................................      27,000          45,232
  Fukuyama Transporting Co., Ltd.......................      11,000          74,184
  #Furukawa Co., Ltd...................................      88,000         322,818
  Fuso Pharmaceutical Industries, Ltd..................      81,000         396,649
  Futaba Corp..........................................      16,000         690,034
  #Futaba Industrial Co., Ltd..........................      64,000       1,017,182
  Gunze, Ltd...........................................     250,000       1,138,316
  *Hanshin Electric Railway Co., Ltd...................     141,000         525,722
  *Haseko Corp.........................................     390,000         626,546
  Heiwado Co., Ltd.....................................      57,000         788,402
  Higo Bank, Ltd.......................................     270,000       1,670,103
  Hiroshima Bank, Ltd..................................     542,000       2,421,306
  Hiroshima-Sogo Bank, Ltd.............................     136,000         753,608
  Hitachi Cable, Ltd...................................      69,000         542,397
  Hitachi Koki Co., Ltd................................     118,000         843,436
  #Hitachi Maxell, Ltd.................................      96,000       2,226,804
  Hitachi Plant Engineering & Construction Co., Ltd....      22,000         100,172
  #Hitachi Transport System, Ltd.......................     113,000         980,498
  Hitachi, Ltd.........................................   2,839,000      30,243,643
  Hokkai Can Co., Ltd., Tokyo..........................      33,000         168,686

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  #Hokkaido Takus Bank.................................     912,000  $    1,167,423
  #Hokuetsu Bank.......................................     218,500         865,365
  #Hokuetsu Paper Mills, Ltd...........................     138,000         757,577
  Hokuriku Bank, Ltd...................................     699,000       2,360,026
  #House Foods Corp....................................     115,000       1,946,306
  Hyakugo Bank, Ltd. (105th Bank)......................     241,000       1,407,904
  #Hyakujishi Bank, Ltd................................     306,000       1,877,010
  Inax Corp............................................     252,000       1,755,773
  Ines Corp............................................      30,000         458,763
  #Intec, Inc..........................................      36,000         457,732
  Itochu Fuel Corp.....................................     109,000         655,498
  Itoham Foods, Inc....................................     233,000       1,315,129
  Izumi Co., Ltd.......................................      63,000         882,216
  Izumiya Co., Ltd.....................................     113,000       1,776,546
  JGC Corp.............................................     184,000       1,011,684
  Japan Airport Terminal Co., Ltd......................       4,000          51,546
  Japan Pulp and Paper Co., Ltd........................     141,000         535,412
  *Japan Steel Works, Ltd..............................      81,000         166,314
  Japan Wool Textile Co., Ltd..........................      42,000         309,948
  Joyo Bank, Ltd.......................................      19,000          93,041
  Juroku Bank, Ltd.....................................     349,000       1,604,081
  Kagawa Bank, Ltd.....................................      72,650         536,137
  Kagoshima Bank, Ltd..................................     219,000       1,337,706
  Kajima Corp..........................................     124,000         693,505
  Kamagai Gumi Co., Ltd................................     713,000       1,163,832
  Kamigumi Co., Ltd....................................     288,000       1,719,588
  *Kandenko Co., Ltd...................................     215,000       1,699,313
  Kaneka Corp..........................................     344,000       1,994,845
  *Kankaku Securities Co., Ltd.........................     210,000         369,845
  Kansai Paint Co., Ltd., Osaka........................      18,000          72,062
  Kanto Auto Works, Ltd., Yokosuka.....................      59,000         354,811
  Kanto Natural Gas Development Co., Ltd...............      17,000          97,122
  Kasumi Co., Ltd......................................      44,000         309,966
  Katokichi Co., Ltd...................................      56,000       1,034,364
  *Kawasho Corp........................................      90,000         278,351
  Keiyo Bank, Ltd......................................     315,000       1,290,851
  Keiyo Co., Ltd.......................................      44,000         374,605
  Kikkoman Corp........................................     192,000       1,270,103
  Kinden Corp..........................................      67,000         892,182
  Kinseki, Ltd.........................................      22,000         298,625
  Kitano Construction Corp.............................      43,000         169,931
  Kitz Corp............................................     129,000         502,036
  Kiyo Bank, Ltd.......................................     296,000         892,577
  Koa Fire & Marine Insurance Co., Ltd.................      45,000         235,438
  Koito Manufacturing Co., Ltd.........................     146,000       1,125,103
  Kokusai Denshin Denwa Co., Ltd.......................      27,600       1,778,351
  Kokusai Securities Co., Ltd..........................     266,000       2,228,093
  Komatsu Forklift Co., Ltd............................      81,000         439,098
  Komatsu, Ltd.........................................     970,000       7,333,333
  Komori Corp..........................................      74,000       1,557,560
  Konica Corp..........................................      66,000         403,711
  Koyo Seiko Co........................................      37,000         314,055
  Kurabo Industries, Ltd...............................     261,000         672,680
  Kureha Chemical Industry Co., Ltd....................     226,000         978,557
  Kurimoto, Ltd........................................     143,000       1,068,814
  Kyudenko Corp........................................      77,000         631,082
  Lintec Corp..........................................      33,000         552,835
  #Long Term Credit Bank of Japan, Ltd.................   1,324,000       4,322,337
  Maeda Corp...........................................     199,000       1,102,706
                                                           SHARES            VALUE+
                                                         ----------  --------------

  Maeda Road Construction Co., Ltd.....................     103,000  $      845,060
  Makita Corp..........................................     164,000       2,409,278
  Marubeni Corp........................................   1,213,000       5,158,376
  Marudai Food Co., Ltd................................     127,000         550,988
  Maruetsu, Inc........................................     144,000         692,783
  Maruichi Steel Tube, Ltd.............................      96,000       1,657,732
  Marusan Securities Co., Ltd..........................      30,000         176,546
  #Maruzen Showa Unyu Co., Ltd.........................      81,000         327,758
  Matsushita Electric Industrial Co., Ltd..............   1,688,000      31,758,763
  Matsushita Electric Works, Ltd.......................     286,000       3,169,588
  Matsushita Refrigeration Co..........................     177,000       1,050,747
  #Matsushita Seiko Co., Ltd...........................     133,000         868,385
  *Mazda Motor Corp....................................     794,000       2,380,636
  Meija Seika Kaisha, Ltd. Tokyo.......................     148,000         776,873
  Michimen Corp........................................     444,000       1,541,031
  Michinoku Bank, Ltd..................................     158,000         977,320
  Mitsubishi Gas Chemical Co., Inc.....................     483,000       1,788,428
  Mitsubishi Oil Co., Ltd..............................     451,000       2,247,251
  Mitsubishi Paper Mills, Ltd..........................     342,000       1,404,433
  *Mitsubishi Steel Manufacturing Co., Ltd.............      28,000          99,828
  Mitsui Construction Co., Ltd.........................     199,000         350,472
  Mitsui Fudosan Co., Ltd..............................     120,000       1,515,464
  #Mitsui Petrochemical Industries, Ltd................     317,000       1,486,959
  Mitsui Trust & Banking Co., Ltd......................     148,000       1,113,814
  Miyazaki Bank, Ltd...................................      10,100          42,604
  #Mizuno Corp.........................................     130,000         813,058
  Mori Seiki Co., Ltd..................................      92,000       1,375,258
  Musashino Bank, Ltd..................................      26,000       1,183,849
  NHK Spring Co., Ltd..................................     234,000         972,990
  NOK Corp.............................................     149,000       1,035,576
  Nagase & Co., Ltd....................................     154,000       1,043,866
  Naigai Co., Ltd......................................       6,000          21,907
  #Nakayama Steel Works, Ltd...........................     117,000         492,526
  Nanto Bank, Ltd......................................     282,000       1,778,247
  *New Japan Securities Co., Ltd.......................     453,000       1,183,093
  Nichicon Corp........................................      85,000       1,015,034
  Nifco, Inc...........................................      55,000         538,660
  Nihon Cement Co., Ltd................................     346,000       1,700,275
  Nihon Kohden Corp....................................      17,000         104,716
  Nihon Nohyaku Co., Ltd...............................       7,000          33,196
  Nihon Unisys, Ltd....................................      18,000         162,371
  Nikko Securities Co., Ltd............................     205,000       1,218,729
  Nippon Beet Sugar Manufacturing Co., Ltd.............     147,000         536,727
  Nippon Chemi-Con Corp................................     119,000         600,112
  #Nippon Credit Bank, Ltd.............................   1,683,000       3,542,397
  Nippon Densetsu Kogyo Co., Ltd.......................      62,000         452,749
  Nippon Flour Mills Co., Ltd..........................      21,000          84,794
  Nippon Hodo Co., Ltd.................................     119,000         948,729
  Nippon Koei Co., Ltd., Tokyo.........................      40,000         173,540
  Nippon Meat Packers, Inc., Osaka.....................     232,000       2,830,241
  Nippon Metal Industry Co., Ltd.......................     148,000         418,316
  #Nippon Oil Co., Ltd.................................   1,291,000       6,543,729
  Nippon Paint Co., Ltd................................     270,000         872,165
  Nippon Road Co., Ltd.................................      90,000         351,804
  #Nippon Sanso Corp...................................     297,000       1,178,814
  Nippon Sheet Glass Co., Ltd..........................     461,000       1,706,967
  Nippon Shinpan Co., Ltd..............................     325,000       1,122,423
  Nippon Shinyaku Co., Ltd.............................      62,000         532,646

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  *Nippon Suisan Kaisha, Ltd...........................      49,000  $      140,601
  Nishi-Nippon Bank, Ltd...............................      23,540         121,340
  Nishimatsu Construction Co., Ltd.....................      75,000         496,134
  Nissan Shatai Co., Ltd...............................     158,000         787,285
  Nissei Sangyo Co., Ltd...............................      89,050       1,055,747
  #Nisshin Oil Mills, Ltd..............................     141,000         835,825
  Nisshin Steel Co., Ltd...............................   1,067,000       2,658,333
  Nisshinbo Industries, Inc............................     248,000       2,111,409
  Nissin Electric Co., Ltd.............................     104,000         486,942
  #Nitto Denko Corp....................................     116,000       1,893,471
  #Noritz Corp.........................................      55,000         623,711
  North Pacific Bank, Ltd..............................     133,000         651,289
  Ogaki Kyoritsu Bank, Ltd.............................      50,000         262,887
  Oita Bank, Ltd.......................................     133,000         891,237
  Okamura Corp.........................................      44,000         289,175
  *Okasan Securities Co., Ltd..........................      20,000          52,062
  Okumura Corp.........................................     260,000       1,364,777
  Okura Industrial Co., Ltd............................       6,000          22,783
  Olympus Optical Co., Ltd.............................     244,000       2,077,354
  #Parco Co., Ltd......................................      49,000         391,495
  Pioneer Electronic...................................     182,000       4,503,093
  Q.P. Corp............................................     146,000       1,248,024
  #Rengo Co., Ltd......................................     192,000       1,078,763
  *Renown, Inc.........................................     271,000         623,952
  *#Rhythm Watch Co., Ltd..............................     135,000         417,526
  #Royal Co., Ltd......................................      41,000         803,093
  #Ryosan Co., Ltd.....................................      42,000         923,711
  Ryoyo Electro Corp...................................      31,000         593,900
  Sakai Chemical Industry Co., Ltd.....................      97,000         397,500
  #San In Godo Bank, Ltd...............................     186,000       1,385,412
  Sanki Engineering Co., Ltd...........................      81,000         800,258
  Sankyo Aluminum Industry Co., Ltd....................     244,000         848,969
  *Sankyo Seiki Manufacturing Co., Ltd.................      22,000         137,783
  #Sanyo Electric......................................   2,042,000       8,613,591
  Sanyo Shokai, Ltd....................................      77,000         427,337
  Sanyo Special Steel Co., Ltd.........................     178,000         481,701
  *#Seino Transportation Co., Ltd......................     160,000       1,731,959
  Seiyo Food Systems, Inc..............................      73,000         562,552
  #Sekisui Jushi Co., Ltd..............................      44,000         408,247
  Seksui House.........................................     749,000       7,335,567
  Senko Co., Ltd.......................................     107,000         437,560
  Senshukai Co., Ltd...................................      44,000         453,608
  #Shiga Bank, Ltd.....................................     250,000       1,204,897
  Shimizu Bank, Ltd....................................       9,400         573,368
  Shimizu Corp.........................................     124,000         738,247
  #Shinmaywa Industries, Ltd...........................     112,000         790,928
  Shinwa Bank, Ltd.....................................     157,000         741,838
  Shionogi & Co., Ltd..................................     354,000       2,630,670
  Shiseido Co., Ltd....................................     220,000       3,213,058
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......     141,000         525,722
  Showa Sangyo Co., Ltd................................     185,000         619,845
  Sintokogio, Ltd., Nagoya.............................      56,000         404,124
  Snow Brand Milk Products Co., Ltd....................     340,000       1,688,316
  #Stanley Electric Co., Ltd...........................     197,000       1,047,620
  Sumisho Computer Systems Corp........................      20,000         340,206
  Sumitomo Corp........................................     918,000       8,123,196
  Sumitomo Metal Industries, Ltd. Osaka................     177,000         451,624
  Sumitomo Osaka Cement Co., Ltd.......................     352,000       1,061,443
                                                           SHARES            VALUE+
                                                         ----------  --------------

  Sumitomo Realty & Development Co., Ltd...............     398,000  $    3,128,608
  Sumitomo Warehouse Co., Ltd..........................      67,000         395,438
  Sun Wave Corp........................................      46,000         454,467
  #Suruga Bank, Ltd....................................     256,000       1,539,519
  *#TEC Corp...........................................     273,000       1,261,804
  #TOC Co., Ltd........................................      65,000         731,529
  Tadano, Ltd..........................................      22,000         152,526
  Taiheiyo Securities Co., Ltd.........................      62,000         133,162
  Taikisha, Ltd........................................      36,000         569,072
  #Taisei Corp.........................................     622,000       2,666,478
  Taisei Prefab Construction Co., Ltd..................      56,000         135,189
  Taiyo Toyo Sanso Co., Ltd............................      20,000          64,605
  #Takara Standard Co., Ltd............................     130,000       1,116,838
  Takiron Co., Ltd.....................................      54,000         250,515
  Tanabe Seiyaku Co., Ltd..............................     220,000       1,846,564
  Teijin, Ltd..........................................     272,000       1,147,354
  Teikoku Oil Co., Ltd.................................     131,000         627,990
  Tekken Corp..........................................      93,000         367,526
  Tochigi Bank, Ltd....................................      69,000         557,216
  Toda Corp............................................     216,000       1,391,753
  Toho Bank, Ltd.......................................     236,000       1,297,594
  #Tokai Rika Co., Ltd.................................      67,000         502,500
  Toko, Inc............................................      92,000         526,392
  #Tokushu Paper Manufacturing Co., Ltd................      39,000         300,876
  Tokuyama Corp........................................      48,000         253,608
  Tokyo Broadcasting System, Inc.......................      70,000       1,274,914
  #Tokyo Sowa Bank.....................................     199,000         709,493
  Tokyo Steel Manufacturing Co., Ltd...................     163,100       2,017,732
  Tokyo Style Co., Ltd.................................     107,000       1,479,983
  Tokyo Tatemono Co., Ltd..............................     223,000       1,174,390
  *Tokyo Tekko Co., Ltd................................       9,000          25,438
  #Tokyo Tomin Bank, Ltd...............................      29,500       1,373,625
  Tokyu Car Corp.......................................     104,000         358,282
  Tokyu Department Store Co., Ltd......................     289,000       1,119,751
  #Tokyu Store Chain Corp..............................      63,000         506,057
  Tomoku Co., Ltd......................................      81,000         318,711
  Tonami Transportation Co., Ltd.......................      91,000         416,692
  Toshiba Engineering & Construction Co., Ltd..........      67,000         302,766
  Toshoku, Ltd.........................................     195,000         698,582
  Towa Bank, Ltd.......................................     102,000         560,825
  Toyo Engineering Corp................................     172,000         768,385
  Toyo Exterior Co., Ltd...............................      18,000         247,423
  Toyo Information System Co., Ltd.....................      32,000         415,120
  Toyo Ink Manufacturing Co., Ltd......................     297,000       1,135,438
  Toyo Kanetsu K.K.....................................     128,000         333,196
  Toyo Kohan Co., Ltd..................................      62,000         466,065
  Toyo Seikan Kaisha, Ltd..............................     144,600       2,757,835
  Toyo Suisan Kaisha, Ltd..............................     116,000       1,096,220
  Toyo Tire & Rubber Co., Ltd..........................      33,000         106,598
  Toyo Trust & Banking Co., Ltd........................     715,000       5,079,940
  #Toyoda Machine Works, Ltd...........................     122,000       1,184,364
  #Toyota Auto Body Co., Ltd...........................      86,000         901,375
  Toyota Tsusho Corp...................................     258,000       1,505,000
  Tsubaki Nakashima Co., Ltd...........................      36,000         309,278
  Uniden Corp..........................................      12,000         144,330
  *Unisia Jecs Corp....................................     130,000         605,326
  Victor Co. of Japan, Ltd.............................     246,000       2,747,423
  Wacoal Corp..........................................     149,000       1,817,698
  Yakult Honsha Co., Ltd...............................     184,000       1,991,753

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CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  #Yamagata Bank, Ltd..................................     154,000  $      793,814
  Yamaguchi Bank.......................................     133,000       1,919,588
  Yamaichi Securities Co., Ltd.........................   1,269,000       3,597,680
  Yamamura Glass Co., Ltd..............................     109,000         407,345
  #Yamato Kogyo Co., Ltd...............................      96,000         948,454
  #Yasuda Trust & Banking Co., Ltd.....................   1,154,000       3,469,931
  #Yodogawa Steel Works, Ltd...........................     232,000       1,435,052
  Yokogawa Bridge Corp.................................       3,500          23,724
  Yokogawa Electric Corp...............................     261,000       2,163,789
  Yokohama Reito Co., Ltd..............................      40,000         432,990
  Yurtec Corp..........................................      61,000         686,512
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $546,063,454)..................................                 474,575,155
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $47,502).........................                      47,433
                                                                     --------------
TOTAL -- JAPAN
  (Cost $546,110,956)..................................                 474,622,588
                                                                     --------------
UNITED KINGDOM -- (19.6%)
COMMON STOCKS -- (19.6%)
  ASDA Group P.L.C.....................................   1,719,300       3,360,062
  Abbey National P.L.C.................................     680,600       9,780,059
  Allied Domecq P.L.C..................................     140,000       1,016,736
  Anglian Water P.L.C..................................     174,300       1,944,268
  Antofagasta Holdings P.L.C...........................      38,000         253,025
  Arjo Wiggins Appleton P.L.C..........................     534,500       1,456,748
  Associated British Foods P.L.C.......................     593,200       5,493,981
  Associated British Ports Holdings P.L.C..............     244,400       1,035,044
  BAA P.L.C............................................     685,160       5,954,314
  BG P.L.C.............................................   2,917,900       9,738,316
  BICC P.L.C...........................................     134,750         369,452
  Bank of Scotland (Governor and Company of the).......       1,566           9,814
  Barclays P.L.C.......................................     981,055      18,980,824
  Barratt Developments P.L.C...........................     150,000         603,432
  Bass P.L.C...........................................     583,700       7,554,105
  Beazer Group P.L.C...................................     140,257         391,418
  Berkeley Group P.L.C.................................      62,042         709,274
  British Land Co. P.L.C...............................     280,946       2,744,146
  British Steel P.L.C..................................   1,344,200       3,345,445
  British Telecommunications P.L.C.....................   3,087,096      22,293,772
  British Vita P.L.C...................................     134,000         447,217
  Brixton Estate P.L.C.................................     151,200         537,933
  Bryant Group P.L.C...................................     224,555         465,422
  Burford Holdings P.L.C...............................     171,000         394,887
  Burton Group P.L.C...................................     460,700       1,009,375
  *Capital Shopping Centres P.L.C......................     253,375       1,678,843
  *Centrica P.L.C......................................   2,862,900       2,990,242
  Chelsfield P.L.C.....................................     194,800       1,228,736
  Christies International P.L.C........................      61,000         306,122
  Coats Viyella P.L.C..................................     445,250         868,344
  Commercial Union P.L.C...............................     462,591       5,171,397
  Delta P.L.C..........................................      97,000         511,322
  *Energy Group P.L.C..................................      18,200         162,918
  English China Clays P.L.C............................     199,387         657,307
  First Leisure Corp. P.L.C............................      80,900         426,453
  General Accident P.L.C...............................     317,900       4,692,662
  *Grantchester Holdings P.L.C.........................      12,930          37,456
  Great Portland Estates P.L.C.........................     197,275         740,491
  Great Universal Stores P.L.C.........................     663,500       7,005,923
                                                           SHARES            VALUE+
                                                         ----------  --------------

  *Greenalls Group P.L.C...............................     163,446  $    1,255,030
  Greene King P.L.C....................................      59,000         622,502
  Guardian Royal Exchange P.L.C........................     600,692       2,740,021
  Guinness P.L.C.......................................      85,000         787,930
  Hambros P.L.C........................................     107,954         399,931
  Hanson P.L.C.........................................     133,750         688,673
  Hardy Oil & Gas P.L.C................................      74,000         366,531
  Harrisons & Crosfield P.L.C..........................     463,000         914,295
  Highland Distilleries Co. P.L.C......................     106,000         574,333
  Hillsdown Holdings P.L.C.............................     457,694       1,314,644
  House of Fraser P.L.C................................     140,000         395,270
  Hyder P.L.C..........................................      91,950       1,216,256
  Ibstock P.L.C........................................     150,000         171,360
  Imperial Chemical Industries P.L.C...................     559,900       7,424,274
  Kwik Save Group P.L.C................................     100,551         449,632
  LaPorte P.L.C........................................      35,000         375,278
  Ladbroke Group P.L.C.................................     773,872       2,904,806
  Laird Group P.L.C....................................      92,400         576,798
  Lasmo P.L.C..........................................     613,035       2,451,159
  Lex Service P.L.C....................................      84,933         487,216
  London & Manchester Group P.L.C......................      75,000         544,680
  Lonrho P.L.C.........................................     516,030       1,141,128
  Marley P.L.C.........................................     211,318         439,711
  Mersey Docks & Harbour Co. P.L.C.....................      37,610         248,587
  Meyer International P.L.C............................      78,658         534,660
  Mirror Group P.L.C...................................     273,000         980,179
  National Power P.L.C.................................     113,000       1,017,054
  National Westminster Bank P.L.C......................   1,144,442      13,886,568
  Peel Holdings P.L.C..................................      32,500         295,168
  Persimmon P.L.C......................................     162,000         622,624
  Pilkington P.L.C.....................................     669,455       1,371,151
  Powell Duffryn P.L.C.................................      47,037         344,288
  Powergen P.L.C.......................................     426,853       4,858,953
  Premier Consolidated Oilfields P.L.C.................     685,414         469,810
  RJB Mining P.L.C.....................................     100,000         644,640
  RMC Group P.L.C......................................     129,000       1,915,805
  Racal Electronics P.L.C..............................     184,300         697,804
  Redland P.L.C........................................     337,705       1,804,966
  Rolls-Royce P.L.C....................................     307,777       1,250,707
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....     926,401       6,947,118
  Rugby Group P.L.C....................................     417,000         803,042
  Safeway P.L.C........................................     716,577       4,204,186
  Sainsbury (J.) P.L.C.................................     919,692       5,245,776
  *Salvesen (Christian) P.L.C..........................      32,000         124,815
  Scottish & Newcastle P.L.C...........................      47,600         543,782
  Scottish Hydro-Electric P.L.C........................     252,000       1,647,112
  Sears P.L.C..........................................     991,300       1,245,707
  Severn Trent P.L.C...................................     244,602       3,105,702
  Shell Transport & Trading Co., P.L.C.................   1,919,015      37,707,263
  *Slough Estates P.L.C................................     253,300       1,302,165
  Smith (David S.) Holdings P.L.C......................     208,000         756,987
  South West Water P.L.C...............................      83,253         973,501
  Stakis P.L.C.........................................     503,194         817,107
  Storehouse P.L.C.....................................     177,000         631,168
  T & N P.L.C..........................................     345,397         707,428
  *Tarmac P.L.C........................................     603,116       1,250,042
  Tate & Lyle P.L.C....................................      70,000         514,651
  Taylor Woodrow P.L.C.................................     254,719         858,423
  *Telewest Communications P.L.C.......................     155,000         188,455
  Tesco P.L.C..........................................   1,385,221       8,488,856

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CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  Thames Water P.L.C...................................     260,611  $    2,919,802
  Transport Development Group P.L.C....................      49,200         143,326
  Unigate P.L.C........................................     154,000       1,236,534
  Unilever P.L.C.......................................     529,500      14,141,717
  United Biscuits Holdings P.L.C.......................     344,389       1,160,619
  United Utilities P.L.C...............................     348,907       3,983,067
  Vaux Group P.L.C.....................................      85,917         388,400
  Wessex Water P.L.C...................................     142,021         935,225
  Whitbread P.L.C......................................     321,600       4,159,446
  Wilson (Connolly) Holdings P.L.C.....................     128,000         310,211
  Wilson Bowden P.L.C..................................      84,200         699,439
  Wimpey (George) P.L.C................................     236,750         515,812
  Wolverhampton & Dudley Breweries P.L.C...............      42,700         446,690
  Yorkshire Water P.L.C................................     234,624       1,437,813
  *Yorkshire Water P.L.C. Series B.....................           2               1
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $225,187,798)..................................                 296,093,095
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $141,652)....................................                     142,577
                                                                     --------------
PREFERRED STOCKS -- (0.0%)
  Hyder P.L.C. (Cost $111,389).........................      76,860         136,725
                                                                     --------------
TOTAL -- UNITED KINGDOM
  (Cost $225,440,839)..................................                 296,372,397
                                                                     --------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  *AGIV AG fuer Industrie & Verkehrswesen..............      50,800         933,365
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................       2,600         798,713
  #BASF AG.............................................     475,500      17,528,672
  #BHF Bank AG.........................................     109,700       3,049,005
  Badenwerk AG.........................................       3,552       1,091,164
  Bankgesellschaft Berlin AG...........................     222,000       5,085,606
  Bayer AG.............................................      10,000         387,654
  #Bayerische Hypotheken und Wechselbank AG............     296,200       9,402,487
  #Bayerische Vereinsbank AG...........................     270,450      11,125,006
  Berliner Kraft & Licht Bewag AG......................      86,500       2,024,576
  Bilfinger & Berger Bau AG, Mannheim..................      45,700       1,778,262
  *#Commerzbank AG.....................................     338,150       9,932,785
  #Continental AG......................................      83,100       1,888,106
  DBV Holding AG.......................................       3,300       1,243,534
  *Deutsche Babcock AG, Oberhausen.....................       2,500         138,970
  #Deutsche Bank AG....................................     176,500       9,780,310
  Deutsche Hypothekenbank Frankfurt AG.................         300         173,786
  #Deutsche Lufthansa AG...............................     254,700       4,055,229
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....      45,700       2,687,449
  #Dresdner Bank AG, Frankfurt.........................     430,600      15,067,221
  Dyckerhoff AG........................................         525         199,371
  GEA AG...............................................         800         327,677
  Heidelberger Zement AG, Heidelberg...................         500          46,811
  Hochtief AG..........................................      57,400       2,525,734
  *Holzmann (Philipp) AG...............................       6,200       1,832,066
                                                           SHARES            VALUE+
                                                         ----------  --------------

  KM Europa Metal AG...................................       2,000  $      201,287
  #Karstadt AG.........................................       8,350       2,946,197
  Koelnische Rueckversicherungs-Gesellschaft AG........         500         427,150
  Man AG, Muechen......................................      14,000       4,005,851
  #Preussag AG.........................................       4,150       1,092,744
  *Ruetgerswerke AG....................................         467          82,524
  Siemens AG...........................................      72,400       4,080,920
  Thuega AG............................................         267          78,116
  Thyssen Industrie AG Essen...........................       6,700       1,099,678
  Vereins & Westbank AG................................       4,776       1,034,008
  Volkswagen AG........................................      17,000      10,981,861
  WCM Beteiligungs und Grundbesitz AG..................      65,500         923,669
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $102,690,998)..................................                 130,057,564
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $144)............................                         145
                                                                     --------------
TOTAL -- GERMANY
  (Cost $102,691,142)..................................                 130,057,709
                                                                     --------------
SWITZERLAND -- (6.7%)
COMMON STOCKS -- (6.7%)
  *Ascom Holding AG, Bern..............................         600         729,162
  Baloise Holding, Basel...............................       3,219       7,077,476
  Banque Cantonale Vaudois.............................       5,795       1,462,577
  Bobst SA, Prilly.....................................       1,912       3,176,529
  #Credit Suisse Holding, Zuerich (Namen)..............     152,128      19,116,827
  Danzas Holding AG, Basel.............................       1,452       1,440,195
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................       3,173         731,282
  Fischer (Georg) AG, Schaffhausen.....................       1,410       2,013,574
  Fischer (Georg) AG, Schaffhausen (Namen).............       1,017         273,213
  Forbo Holding AG, Eglisau............................       6,081       2,536,437
  Jelmoli Holding AG, Zuerich..........................         500         307,529
  Julius Baer Holding AG, Zuerich......................       2,386       3,280,855
  *Oerlikon-Buehrle Holding AG, Zuerich................      35,681       4,136,928
  Pargesa Holding SA, Geneve...........................       1,935       2,462,354
  Pirelli SA, Basel....................................       3,600         610,817
  Rieter Holding AG, Winterthur........................       6,897       2,242,927
  SBG (Schweizerische Bankgesellschaft)................       3,018       3,311,372
  SBV (Schweizerischer Bankverein) (Namen).............      82,332      19,877,256
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................       1,233       1,804,390
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................         840       2,523,860
  *Saurer AG, Arbon....................................       6,027       3,536,522
  Schindler Holding AG, Hergiswil......................         579         744,984
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         981       2,122,206
  Sulzer AG, Winterthur................................      10,099       7,953,543
  *Swissair Schweizerische Luftverkehr AG, Zuerich.....       6,438       6,563,164

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  UBS (Union Bank of Switzerland)......................       4,275  $      936,903
  *Von Roll Holding AG, Gerlafingen....................      15,045         299,943
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $81,446,193)...................................                 101,272,825
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $0)..............................                           0
                                                                     --------------
TOTAL -- SWITZERLAND
  (Cost $81,446,193)...................................                 101,272,825
                                                                     --------------
FRANCE -- (6.6%)
COMMON STOCKS -- (6.5%)
  #AGF (Assurances Generales de France SA).............      93,900       2,855,068
  AXA-UAP..............................................      10,000         598,579
  Accor SA.............................................       5,592         775,052
  Banque Nationale de Paris............................     104,400       4,286,694
  Bongrain SA..........................................       1,363         522,814
  Bouygues.............................................      12,764       1,105,240
  #CPR (Cie Parisienne de Reescompte)..................       8,300         640,043
  Centrale d'Investissements...........................         100          12,128
  *Centrale du Groupe des Assurances Nationales SA.....      39,400         882,609
  Christian Dior SA....................................      21,100       3,308,299
  Ciments Vicat........................................         800          71,240
  Club Mediterranee SA.................................       9,400         662,006
  Colas SA.............................................       2,950         409,382
  #Compagnie de Suez SA................................     112,857       5,713,239
  Credit Commercial de France..........................      13,391         562,134
  *#Credit National....................................       7,912         419,862
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................       2,800         424,948
  Elf Aquitaine........................................     150,084      15,003,200
  Eridania Beghin-Say SA...............................      17,900       2,505,752
  Esso SA..............................................       5,176         466,306
  *#Euro Disney SCA....................................     528,000         827,859
  Financiere de Paribas SA Series A....................      85,572       5,455,734
  GTM Entrepose........................................      10,277         533,970
  #Groupe Danone.......................................      33,700       5,073,683
  LaFarge Coppee SA....................................      65,057       4,159,049
  Labinal SA...........................................       3,200         695,773
  #Pechiney International..............................      26,150         412,275
  Pernod-Ricard........................................       6,000         286,383
  Peugeot SA...........................................      34,550       3,417,888
  #Rallye SA...........................................      14,220         541,996
  Remy Cointreau SA....................................      25,100         608,801
  #Rhone-Poulenc SA Series A...........................     173,080       5,607,408
  Rue Imperiale de Lyon................................         350         354,730
  *SGE (Societe Generale d'Enterprise SA)..............       2,000          42,100
  #Saint Louis (SLB)...................................       5,200       1,199,099
  Saint-Gobain.........................................      54,448       7,480,468
  #Societe Generale Paris..............................      62,907       6,887,946
  #Sommer-Allibert SA..................................      13,500         430,353
  Sophia SA............................................       7,700         294,820
  *Thomson-CSF.........................................      82,403       2,348,457
  Total SA.............................................      70,000       6,403,326
  UAP SA...............................................     202,797       4,929,387
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $91,487,868)...................................                  99,216,100
                                                                     --------------
                                                           SHARES            VALUE+
                                                         ----------  --------------

INVESTMENT IN CURRENCY -- (0.1%)
  *French Francs (Cost $1,211,772).....................              $    1,225,838
                                                                     --------------
TOTAL -- FRANCE
  (Cost $92,699,640)...................................                 100,441,938
                                                                     --------------
NETHERLANDS -- (5.0%)
COMMON STOCKS -- (5.0%)
  ABN Amro Holding NV..................................   1,059,028      19,601,404
  Bijenkorf Beheer KBB NV, Amsterdam...................      10,508         763,720
  DSM NV...............................................      31,453       3,123,981
  Fortis Amev NV.......................................     138,270       5,687,958
  Gist-Brocades NV.....................................      12,004         398,673
  Hollandsche Beton Groep NV...........................       2,952         680,284
  Ing Groep NV.........................................     605,849      26,817,821
  KLM (Koninklijke Luchtvaart Mij NV)..................      75,607       2,187,794
  Koninklijke Hoogovens NV.............................      28,448       1,420,917
  Koninklijke KNP BT...................................      86,000       1,775,600
  Nationale Investeringsbank NV Series A...............       8,218         762,671
  Nedlloyd Groep NV, Rotterdam.........................      17,100         419,922
  Pakhoed NV...........................................      27,537         933,214
  Philips Electronics NV...............................     149,900       8,214,020
  Stad Rotterdam.......................................      39,663       1,778,424
  Stork NV.............................................      26,248       1,160,495
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $44,737,820)...................................                  75,726,898
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $2,281)...................                       2,309
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
  *ABN Amro Holding NV Rights..........................     264,757               0
  *Gist Brocades NV Rights 06/30/97....................          32               0
  *Hollandsche Beton Groep NV Rights...................       2,952               0
  *Ing Groep NV Rights 06/06/97........................          35               0
  *Pakhoed NV Rights...................................          31               0
  *Stad Rotterdam Rights 06/27/97......................          36               0
                                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                     --------------
TOTAL -- NETHERLANDS
  (Cost $44,740,101)...................................                  75,729,207
                                                                     --------------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
  Allied Properties (Hong Kong), Ltd...................   1,278,000         224,384
  Amoy Properties, Ltd.................................   2,501,000       2,841,312
  CDL Hotels International, Ltd........................   1,201,616         539,067
  Century City International Holdings, Ltd.............   1,482,646         593,365
  Chinese Estates Holdings, Ltd........................   1,923,653       1,949,481
  *Evergo China Holdings, Ltd..........................     285,280          40,881
  #Great Eagle Holdings, Ltd...........................     447,680       1,583,583
  HKR International, Ltd...............................     979,440       1,365,602
  Hang Lung Development Co., Ltd.......................   1,348,000       2,584,276
  #Hongkong & Shanghai Hotels, Ltd.....................   1,171,124       1,814,290
  #Hopewell Holdings, Ltd..............................   4,379,000       2,445,026
  #Hysan Development Co., Ltd..........................   1,028,000       3,430,648
  Lai Sun Development Co., Ltd.........................     826,800       1,014,020
  Lai Sun Garment (International), Ltd.................      21,000          23,722
  Miramar Hotel & Investment Co., Ltd..................     565,000       1,075,878

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CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  New World Development Co. Ltd........................   1,240,739  $    7,880,759
  #Paliburg Holdings, Ltd..............................   1,768,500       2,317,361
  Realty Development Corp., Ltd. Series A..............     204,000         784,818
  #Regal Hotels International Holdings, Ltd............   3,771,816       1,192,996
  #Shangri-la Asia, Ltd................................     256,000         323,883
  Sino Hotels (Holdings), Ltd..........................     543,653         259,684
  #Sino Land Co., Ltd..................................   2,721,200       3,179,300
  Stelux Holdings International, Ltd...................     451,552          85,110
  Tai Cheung Holdings, Ltd.............................     571,000         501,265
  Tsim Sha Tsui Properties, Ltd........................   1,204,000       4,414,356
  Wharf Holdings, Ltd..................................   2,142,000       9,595,585
  Wheelock and Co., Ltd................................   2,019,000       4,939,330
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $42,899,917)...................................                  56,999,982
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $95,842)....................                      95,847
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
  *Hong Kong & Shanghai Hotels, Ltd. Warrants
    12/10/98...........................................      86,124          16,900
  *Lai Sun Hotels International, Ltd. Warrants
    04/30/99...........................................     155,505          15,458
  *Stelux Holdings International, Ltd. Warrants
    02/28/98...........................................      90,310           3,264
                                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      35,622
                                                                     --------------
TOTAL -- HONG KONG
  (Cost $42,995,759)...................................                  57,131,451
                                                                     --------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
  Banca Commerciale Italiana SpA.......................   3,372,000       6,638,893
  *#Banca di Roma......................................   6,331,000       4,507,460
  *Banca Toscana.......................................     497,000         887,552
  Banco Ambrosiano Veneto SpA..........................     349,000         860,190
  *Banco di Napoli.....................................     335,000         115,616
  *#CIR SpA (Cie Industriale Riunite), Torino..........     885,000         559,035
  #Cartiere Burgo SpA..................................     235,000       1,370,683
  *Cia Assicuratrice Unipol SpA........................     106,036         281,068
  Credito Italiano.....................................   3,030,000       4,507,704
  #Fiat SpA............................................   2,724,000       8,933,125
  Finmeccanica SpA.....................................   1,670,000         926,737
  #Ifil Finanziaria Partecipazioni SpA, Torino.........     804,000       2,368,475
  *Ing Olivetti & C SpA, Ivrea.........................   5,994,414       1,744,640
  #Istituto Bancario San Paolo Torino SpA..............     887,500       5,582,568
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................     318,000       1,850,103
  #Italmobiliare SpA, Milano...........................      14,330         210,648
  #Magneti Marelli SpA.................................     700,000       1,115,768
  *Milano Assicurazioni SpA............................      49,520         108,459
  *Montedison SpA......................................   1,390,000         849,312
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................     118,500       1,297,701
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $47,405,563)...................................                  44,715,737
                                                                     --------------
                                                           SHARES            VALUE+
                                                         ----------  --------------

RIGHTS/WARRANTS -- (0.0%)
  *Banco di Napoli SpA Rights..........................     335,000  $          297
  *Unipol SpA Warrants.................................      30,296           8,102
                                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $44,553).......................................                       8,399
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $776)............................                         765
                                                                     --------------
TOTAL -- ITALY
  (Cost $47,450,892)...................................                  44,724,901
                                                                     --------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
  *Amcor, Ltd..........................................      53,501         354,960
  Australia & New Zealand Banking Group, Ltd...........     537,509       3,685,050
  Australian National Industries, Ltd..................     381,934         451,459
  #Boral, Ltd..........................................     613,255       1,959,535
  Burns, Philp & Co., Ltd..............................     254,643         374,789
  *CRA, Ltd............................................      23,450         385,039
  #CSR, Ltd............................................     508,054       1,867,475
  #Commonwealth Bank of Australia......................     327,149       3,521,473
  #Email, Ltd..........................................     146,802         455,643
  Energy Resources of Australia, Ltd. Series A.........      84,525         380,308
  Fosters Brewing Group, Ltd...........................     853,236       1,678,753
  GIO Australia Holdings, Ltd..........................     307,433         904,973
  Goodman Fielder, Ltd.................................     627,341         813,299
  MIM Holdings.........................................     822,779       1,229,808
  National Australia Bank, Ltd.........................     515,195       7,378,450
  News Corp., Ltd......................................   1,014,261       4,509,374
  PMP Communications, Ltd..............................     104,970         288,181
  Pacific Dunlop, Ltd..................................     506,319       1,417,060
  Pioneer International, Ltd...........................     385,982       1,315,747
  Publishing and Broadcasting, Ltd.....................     176,912         940,347
  #Santos, Ltd.........................................     261,045       1,071,015
  *Santos, Ltd. Issue 97...............................      32,630         134,870
  St. George Bank, Ltd.................................      66,421         406,742
  Stockland Trust Group Units..........................     141,647         361,868
  Weston (George) Foods, Ltd...........................      42,444         265,417
  #Westpac Banking Corp................................     939,489       5,108,333
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $32,054,600)...................................                  41,259,968
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $158,593)....................................                     156,493
                                                                     --------------
TOTAL -- AUSTRALIA
  (Cost $32,213,193)...................................                  41,416,461
                                                                     --------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Avesta Sheffield AB..................................      69,500         758,508
  Celsius Industrier AB Series B.......................      24,200         468,841
  *Diligentia AB.......................................      50,770         580,322
  Electrolux AB Series B...............................       8,900         531,069
  Foereningsbanken AB Series A.........................     187,200       1,003,397
  *Graenges AB.........................................       4,450          55,463
  Gullspangs Kraft AB Series B.........................      10,700         161,692
  *Kinnevik Industrifoervaltnings AB Series A..........       3,200          85,140

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  *Kinnevik Industrifoervaltnings AB Series B..........      11,500  $      314,885
  Marieberg Tidnings AB Series A.......................      24,000         604,456
  Mo Och Domsjoe AB Series A...........................       5,700         175,951
  Mo Och Domsjoe AB Series B...........................      64,200       1,990,055
  NCC AB Series A......................................      45,400         486,690
  #NCC AB Series B.....................................      73,600         798,502
  Naeckebro AB.........................................      21,630         287,748
  SSAB Swedish Steel Series A..........................      92,700       1,712,121
  #SSAB Swedish Steel Series B.........................      33,300         621,485
  Skandinaviska Enskilda Banken Series A...............     496,200       5,127,026
  Skandinaviska Enskilda Banken Series C...............      23,700         231,108
  Stora Kopparbergs Bergslags AB Series A..............     259,100       3,831,702
  Stora Kopparbergs Bergslags AB Series B..............      57,600         855,538
  Svenska Cellulosa AB Series A........................      57,000       1,192,638
  Svenska Cellulosa AB Series B........................     186,800       3,920,568
  Svenska Handelsbanken Series A.......................     200,300       5,355,131
  #Svenska Handelsbanken Series B......................      20,000         514,046
  Svenska Kullagerfabriken AB Series A.................      14,600         320,568
  Svenska Kullagerfabriken AB Series B.................       5,500         127,155
  Sydkraft AB Series C.................................       8,800         200,039
  Trelleborg AB Series B...............................     104,700       1,805,289
  Trelleborg AB Series C...............................       5,000          88,473
  Volvo AB Series A....................................      51,600       1,432,871
  Volvo AB Series B....................................     104,400       2,892,322
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $27,008,003)...................................                  38,530,799
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $142,356).......................                     140,518
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
  *Volvo AB Series A Rights 06/11/97
    (Cost $0)..........................................     156,000          41,707
                                                                     --------------
TOTAL -- SWEDEN
  (Cost $27,150,359)...................................                  38,713,024
                                                                     --------------
SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)
  #Autopistas del Mare Nostrum SA......................      65,000         937,241
  Banco Central Hispanoamericano SA....................     207,500       6,694,243
  #DRACONSA (Dragados y Construcciones SA).............     131,489       2,546,122
  Ebro Agricolas Compania de Alimentacion SA...........      38,300         733,686
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A..................................................     360,334       3,139,840
  #Iberdrola SA........................................     816,000       9,903,734
  Metrovacesa (Inmobiliaria Metropolitana Vasco
    Central)...........................................      40,800       1,585,726
  #Sevillana de Electricidad SA........................     414,019       3,965,535
  #Union Electrica Fenosa SA...........................     460,900       4,079,889
  Uralita SA...........................................      24,500         237,206
  Vallehermoso SA......................................      80,000       2,019,364
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $28,095,100)...................................                  35,842,586
                                                                     --------------
                                                           SHARES            VALUE+
                                                         ----------  --------------

INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $14,345).......................              $       14,257
                                                                     --------------
TOTAL -- SPAIN
  (Cost $28,109,445)...................................                  35,856,843
                                                                     --------------
MALAYSIA -- (2.2%)
COMMON STOCKS -- (2.1%)
  Affin Holdings Berhad................................     219,000         558,406
  Amsteel Corp. Berhad.................................   1,912,000       1,409,243
  Batu Kawan Berhad....................................     185,000         405,379
  Berjaya Group Berhad.................................   1,302,500       1,722,829
  Berjaya Industrial Berhad............................     691,000         823,143
  Berjaya Leisure Berhad...............................     235,000         631,972
  Boustead Holdings Berhad.............................     253,000         569,502
  Golden Hope Plantations Berhad.......................     758,000       1,292,526
  Hap Seng Consolidated Berhad.........................     120,000         296,414
  Highlands & Lowlands Berhad..........................     607,000         957,657
  Hong Leong Industries Berhad.........................     144,000         436,016
  IOI Corp. Berhad.....................................     436,000         583,649
  Kamunting Corp. Berhad...............................   1,015,000         727,888
  Kuala Lumpur Kepong Berhad...........................     677,000       1,753,187
  Land & General Berhad................................     208,000         261,865
  Leader Universal Holdings Berhad.....................     636,000       1,380,956
  Lion Land Berhad.....................................     704,000         681,562
  Malaysia Mining Corp. Berhad.........................   1,220,000       1,360,956
  Malaysian Airlines System............................     987,000       2,280,717
  Malaysian Helicopter Services Berhad.................   1,033,000         946,574
  Malaysian Industrial Development Finance Berhad......     964,000       1,397,992
  Malaysian Plantations Berhad.........................     258,000         349,482
  Metroplex Berhad.....................................   1,210,000       1,320,877
  Mulpha International Berhad..........................   1,033,000         831,339
  Perlis Plantations Berhad............................     380,000       1,105,179
  Pernas International Holdings Berhad.................     601,000         562,689
  Renong Berhad........................................     405,000         580,877
  Southern Bank Berhad (Foreign).......................     130,000         326,295
  TA Enterprise Berhad.................................     941,000       1,064,717
  Tan Chong Motor Holdings Berhad......................     981,000       1,829,116
  Tenaga Nasional Berhad...............................     542,000       2,483,267
  Time Engineering Berhad..............................     237,000         402,239
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $34,906,643)...................................                  31,334,510
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts
    (Cost $1,275,031)..................................                   1,269,804
                                                                     --------------
TOTAL -- MALAYSIA
  (Cost $36,181,674)...................................                  32,604,314
                                                                     --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA............................       2,500         512,621
  Banque Bruxelles Lambert.............................      15,528       4,188,068
  #Banque Bruxelles Lambert VVPR.......................         128              22
  #Bekaert SA..........................................       1,800       1,064,379
  CMB (Cie Martime Belge)..............................       7,500         514,748
  Cofinimmo SA.........................................       4,850         518,562
  Electrafina SA.......................................       8,000         807,714
  Generale de Banque SA................................       6,930       2,736,819
  Generale de Banque SA VVPR...........................         630             250

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                           SHARES            VALUE+
                                                         ----------  --------------
  #Generale de Belgique SA.............................      19,080  $    1,758,650
  Glaverbel SA.........................................       7,022         941,976
  Glaverbel SA VVPR....................................          22               1
  #Groupe Bruxelles Lambert SA, Bruxelles..............       6,300       1,004,141
  Nationale a Portefeuille.............................       4,700         342,570
  Powerfin SA..........................................      10,150       1,434,990
  Sofina SA............................................         500         351,673
  Solvay SA............................................       3,579       2,162,016
  *Union Miniere SA....................................      20,400       1,643,108
                                                                     --------------
TOTAL -- BELGIUM
  (Cost $16,051,730)...................................                  19,982,308
                                                                     --------------
SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
  First Capital Corp., Ltd.............................     499,000       1,376,311
  Hotel Properties, Ltd................................     760,000       1,303,465
  Industrial & Commercial Bank, Ltd....................      13,000          48,687
  #Natsteel, Ltd.......................................     385,000       1,013,371
  Neptune Orient Lines, Ltd............................     494,000         446,104
  Shangri-la Hotel, Ltd................................     288,200         867,525
  Singapore Airlines, Ltd. (Foreign)...................      40,000         341,617
  Singapore Land, Ltd..................................     687,000       3,510,745
  #Straits Steamship Land, Ltd.........................   1,173,000       3,498,061
  Straits Trading Co., Ltd.............................     552,000       1,290,641
  Tuan Sing Holdings, Ltd..............................   1,179,000         437,431
  United Industrial Corp., Ltd.........................   2,703,000       2,194,946
  #United Overseas Land, Ltd...........................     983,000       1,541,421
                                                                     --------------
TOTAL COMMON STOCKS
  (Cost $19,021,876)...................................                  17,870,325
                                                                     --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $126).......................                         127
                                                                     --------------
TOTAL -- SINGAPORE
  (Cost $19,022,002)...................................                  17,870,452
                                                                     --------------

                                                            FACE
                                                           AMOUNT            VALUE+
                                                         ----------  --------------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    5.50%, 11/15/98) (Cost $18,931,000)................  $   18,931  $   18,931,000
                                                                     --------------
TOTAL INVESTMENTS -- (98.4%)
  (Cost $1,361,234,925)++..............................               1,485,727,418
                                                                     --------------
OTHER ASSETS AND LIABILITIES -- (1.6%)
  Other Assets.........................................                  33,518,489
  Payable for Investment Securities Purchased..........                  (7,702,269)
  Payable for Fund Shares Redeemed.....................                    (688,689)
  Other Liabilities....................................                    (409,791)
                                                                     --------------
                                                                         24,717,740
                                                                     --------------
NET ASSETS -- (100.0%) Applicable to 126,817,658
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................              $1,510,445,158
                                                                     --------------
                                                                     --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................              $        11.91
                                                                     --------------
                                                                     --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
TURKEY -- 10.9%
COMMON STOCKS -- 10.8%
 Akbank................................................    16,058,250  $  1,450,944
 *Akbank Issue 96......................................    28,546,751     2,377,041
 Akcansa Cimento Sanayi ve Ticaret SA..................     1,292,130       176,270
 *Aksa.................................................     3,136,091       255,581
 *Aksa Issue 97........................................       627,218        47,338
 Aksigorta A.S.........................................     3,744,000       233,486
 Alarko Holding........................................     1,163,620       134,001
 Alarko Sanayii ve Ticaret A.S.........................       656,000        74,382
 Arcelik A.S...........................................    10,279,104     1,147,303
 Aygaz.................................................     1,946,480       372,440
 Bekoteknik Sanayi A.S.................................     1,915,927       237,607
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,312,500        93,212
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     1,116,000       395,436
 *CIMSA A.S. (Cimento Sanayi ve Ticaret)...............       985,000       123,902
 Cimentas A.S..........................................       414,813        54,383
 Cukurova Elektrik A.S.................................       518,000       752,533
 Dogan Sirketler Grubu Holdings A.S....................     6,314,700       136,488
 Doktas................................................        54,400         7,518
 EGE Biracilik ve Malt Sanayii A.S.....................     2,185,704       573,106
 *Eczacibasi Ilac......................................     2,130,940        99,668
 Enka Holding..........................................       649,996       142,796
 Erciyas Biracilik.....................................     3,127,160       228,260
 Eregli Demir ve Celik Fabrikalari Turk A.S............     6,353,000       855,411
 Es Kisehir Bankasi Esbank.............................     8,014,999        56,800
 Good Year Lastikleri A.S..............................       586,000       205,563
 *Guney Biracilik......................................       772,800        37,788
 Hurriyet Gazette......................................     1,382,000        76,391
 *Ihlas Holding........................................     3,025,057       273,329
 *Izmir Demir Celik....................................     4,092,600        47,130
 Kartonsan.............................................     1,417,500        80,363
 Koc Holding A.S.......................................     9,959,999     2,117,497
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................       434,000       141,478
 *Migros Turk A.S......................................       960,225       639,651
 *Netas Northern Electric Telekomunikasyon A.S.........     1,254,000       422,117
 Otosan Otomobil A.S...................................     1,389,000       767,784
 Peg Profilo A.S.......................................     3,145,860       205,102
 Raks Elektroniks A.S..................................       307,000        58,741
 *Sarkuysan Elektrolitik Bakir Sanayi A.S..............       794,000        77,369
 *T. Tuborg Bira ve Malt Sanayi A.S....................       195,000         6,080
 Tat Konserve..........................................     1,351,497       105,354
 *Teletas Telekomunikasyon Endustri Ticaret A.S........       700,000        93,013
 Tofas Turk Otomobil Fabrikasi A.S.....................     8,894,250       453,820
 Trakya Cam Sanayii A.S................................     8,084,792       315,118
 Turcas Petrolculuk A.S................................     1,982,955       108,205
 Turk Demir Dokum......................................     2,522,493       116,195

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       997,500  $     86,595
 Turk Sise Cam.........................................     5,523,886       567,616
 Turkiye Garanti Bankasi A.S...........................    17,966,013       725,719
 *Turkiye Garanti Bankasi A.S.
   Issue 97............................................    21,958,429       764,609
 Turkiye Is Bankasi A.S. Series C......................     9,970,200     3,214,826
 USAS (Ucak Servisi A.S.)..............................        59,500       118,064
 Yapi ve Kredi Bankasi A.S.............................    26,301,274       624,401
 *Yapi ve Kredi Bankasi A.S.
   Issue 97............................................    34,980,694       681,716
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,023,932)...................................                  23,157,540
                                                                       ------------
RIGHTS/WARRANTS -- 0.1%
 *Aksa Rights 06/13/97.................................     3,136,091       116,678
 *Tat Konserve Rights 06/28/97.........................       900,998        63,851
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     180,529
                                                                       ------------
TOTAL -- TURKEY
  (Cost $16,023,932)...................................                  23,338,069
                                                                       ------------
BRAZIL -- 10.8%
PREFERRED STOCKS -- 5.7%
 Aracruz Celulose SA Series B..........................       251,999       513,275
 Banco Bradesco SA.....................................    80,023,042       637,014
 Banco Credito Nacional SA Brasil......................     9,000,000        76,941
 *Banco do Brasil SA...................................    54,090,000       478,082
 Banco Itau SA.........................................     2,690,000     1,382,323
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       195,366
 Brasmotor SA..........................................       600,000       134,542
 COFAP (Cia Fabricadora De Pecas)......................         5,100        52,415
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       216,948
 Cervejaria Brahma.....................................     2,060,767     1,496,044
 Cimento Portland Itau.................................       630,000       208,077
 Copene-Petroquimica do Nordeste SA Series A...........       420,000       136,952
 Coteminas Cia Tecidos Norte de Minas..................       480,000       188,807
 Duratex SA............................................     2,900,000       148,997
 Ericsson Telecomunicacoes SA..........................    11,120,000       623,377
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875       168,563
 Investimentos Itau SA.................................       730,000       607,026
 *Lojas Americanas SA..................................     1,610,000        20,307
 Lojas Renner SA.......................................       800,000        46,342
 Multibras Eletrodomesticos SA.........................       315,000       320,798
 *Paranapanema SA......................................     2,120,000        17,827
 Sadia Concordia SA....................................       100,000        96,235
 Siderurgica Belgo-Mineira.............................       970,000        66,159
 Siderurgica de Tubarao Sid Tubaroo Series B...........    11,520,000       158,221
 *Siderurgica Paulista Casipa Series B.................        65,000        37,046
 Suzano de Papel e Celulose............................        54,000       121,592
 Telecomunicacoes Brasileiras SA.......................       137,922        19,033

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....   520,390,000  $    564,003
 Unibanco Unias de Bancos Brasileiros SA...............    22,200,000       767,241
 Vale do Rio Doce......................................        81,160     1,793,361
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     8,515,325       231,520
 White Martins SA......................................       208,662       678,449
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,310,974)....................................                  12,202,883
                                                                       ------------
COMMON STOCKS -- 5.1%
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        50,942
 Antarctica Paulista I.B.B.C. Anta.....................         3,000       336,354
 Banco Bamerindus do Brazil SA.........................         2,400        26,908
 Banco Bradesco SA.....................................   146,489,164     1,204,433
 *Banco do Estado de Sao Paulo SA......................     5,100,000        64,804
 Embraco SA............................................       130,000        52,228
 *Lojas Americanas SA..................................    10,520,000       137,410
 *Mannesmann SA........................................       149,000        20,047
 Petroquimica do Sul Copesul...........................     3,160,000       126,955
 Santista Alimentos SA.................................        72,000       161,450
 Siderurgica Nacional Sid Nacional.....................    17,500,000       572,269
 Souza Cruz Industria e Comercio.......................        71,000       660,712
 Telecomunicacoes Brasileiras SA.......................    57,550,000     7,500,373
 VSMA (Cia Vidraria Santa Marina)......................        54,000       151,359
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,471,908)....................................                  11,066,244
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *Banco Credito Nacional SA Brasil Rights..............       827,332             0
 *Banco do Brasil SA Warrants
   Series A 06/30/01...................................     5,038,000         9,132
 *Banco do Brasil SA Warrants
   Series B 06/30/06...................................     7,557,000        11,438
 *Banco do Brasil SA Warrants
   Series C 06/30/11...................................    12,595,000        17,652
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      38,222
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $14,782,882)...................................                  23,307,349
                                                                       ------------
PORTUGAL -- 9.9%
COMMON STOCKS -- 9.9%
 BCP (Banco Comercial Portugues SA)....................       174,539     3,051,656
 Banco Espirito Santo e Commercial de Lisboa...........       115,000     2,381,145
 Banco Pinto & Sotto Mayor SA..........................       129,900       871,510
 Banco Totta & Acores SA...............................        70,500     1,005,104
 Cimpor Cimentos de Portugal SA........................        28,685       630,274
 *Companhia de Seguros Mundial Confianca SA............        64,600       854,857
 Companhia de Seguros Tranquilidade SA.................        28,400       604,301
 Companhia Geral de Credito Predial Portugues SA.......        15,480       139,580
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        20,700       192,514
 EFACEC (Empresa Fabril de Maquinas Electricas)........        17,600       151,570
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Engil Sociedade Gestora de Participacoes Sociais SA...        21,000  $    248,988
 Filmes Lusomundo SA...................................         8,300        77,720
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        23,250       197,538
 Investimentos Participacoes e Gestao SA Inapa.........         8,000       268,363
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        32,998     2,240,581
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        92,218
 *Mague-Gestao e Participacoes SA......................         5,200       150,226
 Modelo Continente SGPS SA.............................        44,400     1,592,134
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        59,800       413,308
 Portugal Telecom SA...................................        66,928     2,566,799
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        11,164       277,647
 *Sociedad Construcoes Soares da Costa SA..............         9,730        79,911
 Sociedade de Investimento e Gestao SGPS SA............        34,300       799,870
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        20,300       185,154
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        46,500     1,743,817
 Uniceruniao Cervejeira SA.............................        28,200       503,816
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,945,278)...................................                  21,320,601
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *Companhia Geral de Credito Predial Portugues SA
   Rights 06/25/97
   (Cost $0)...........................................        15,480         9,490
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $15,945,278)...................................                  21,330,091
                                                                       ------------
MALAYSIA -- 9.6%
COMMON STOCKS -- 8.6%
 AMMB Holdings Berhad..................................        45,400       287,594
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000         1,179
 Affin Holdings Berhad.................................        25,000        63,745
 Amsteel Corp. Berhad..................................        96,000        70,757
 *Aokam Perdana Berhad.................................        10,000        12,590
 Arab Malaysia Corp. Berhad............................        29,000       116,693
 Asiatic Development Berhad............................        62,000        55,578
 Ban Hin Lee Bank Berhad...............................        11,000        47,769
 Bandar Raya Developments Berhad.......................        23,000        31,155
 *Batu Kawan Berhad....................................        32,000        70,119
 *Berjaya Group Berhad.................................        94,000       124,335
 Berjaya Leisure Berhad................................        75,000       201,693
 Berjaya Sports Toto Berhad............................        20,000        93,227
 Cahya Mata Sarawak Berhad.............................        11,000       100,797
 Carlsberg Brewery Malaysia Berhad.....................        10,000        87,649
 Commerce Asset Holding Berhad.........................        56,000       162,868
 Cycle & Carriage Bintang Berhad.......................         6,000        39,920
 DCB Holdings Berhad...................................        82,000       264,621

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Diversified Resources Berhad..........................        28,000  $     72,510
 Edaran Otomobil Nasional Berhad.......................        26,000       226,853
 Ekran Berhad..........................................        21,000        46,434
 Esso Malaysia Berhad..................................        29,000        73,367
 *Faber Group Berhad...................................       169,600       162,167
 Fraser & Neave Holdings Berhad........................        18,000        87,490
 Gadek (Malaysia) Berhad...............................        11,000        55,657
 *Gamuda Berhad........................................        31,000       111,155
 Genting Berhad........................................        80,000       417,530
 Golden Hope Plantations Berhad........................       115,000       196,096
 Guiness Anchor Berhad.................................        21,000        46,016
 Hap Seng Consolidated Berhad..........................        34,000        83,984
 Hicom Holdings Berhad.................................       118,000       239,761
 Highlands and Lowlands Berhad.........................        62,000        97,817
 Hong Leong Bank Berhad................................        25,000        66,235
 Hong Leong Credit Berhad..............................        41,000       197,649
 Hong Leong Industries Berhad..........................        11,200        33,912
 *Hong Leong Properties Berhad.........................        77,000        97,554
 Hume Industries (Malaysia) Berhad.....................        28,000       149,482
 IJM Corp. Berhad......................................        35,000        80,179
 IOI Corp. Berhad......................................        92,000       123,155
 *Idris Hydraulic (Malaysia) Berhad....................        39,000        45,992
 *Innovest Berhad......................................        36,000       122,629
 Intria Berhad.........................................        32,000        65,020
 Jaya Tiasa Holdings Berhad............................        26,000       122,231
 KFC Holdings (Malaysia) Berhad........................        20,000        77,291
 Kamunting Corp. Berhad................................        40,000        28,685
 Kedah Cement Holdings Berhad..........................        37,000        54,542
 Kuala Lumpur Kepong Berhad............................        81,500       211,056
 *Kwong Yik Bank Berhad................................        36,000       124,781
 Land -- General Berhad................................        35,000        44,064
 Leader Universal Holdings Berhad......................        47,000       102,052
 Lingui Development Berhad.............................        37,000        63,681
 Lion Land Berhad......................................         1,000           968
 MNI Holdings Berhad...................................        10,000        45,020
 Magnum Corp. Berhad...................................       171,500       285,606
 Malakoff Berhad.......................................        16,000        73,307
 Malayan Banking Berhad................................       120,000     1,266,932
 Malayan Cement Berhad.................................        44,750        74,880
 Malayan United Industries Berhad......................        50,000        36,653
 Malaysia Industrial Development Finance Berhad........        69,000       100,064
 Malaysia Mining Corp. Berhad..........................        40,000        44,621
 Malaysian Airlines System.............................        88,000       203,347
 Malaysian Helicopter Services Berhad..................        53,000        48,566
 Malaysian International Shipping Corp. (Foreign)......        85,666       197,953
 Malaysian Oxygen Berhad...............................        13,000        67,849
 Malaysian Pacific Industries..........................        23,000       100,797
 Malaysian Resources Corp. Berhad......................        63,000       180,717
 Metroplex Berhad......................................        56,000        61,131
 *Mulpha International Berhad..........................        83,000        66,797
 Multi-Purpose Holdings Berhad.........................        86,000       136,367
 Nestle (Malaysia) Berhad..............................        26,000       193,705
 New Straits Times Press (Malaysia) Berhad.............        17,000       100,239
 Nylex (Malaysia) Berhad...............................        12,000        21,323
 OSK Holdings..........................................        34,000        66,374
 Oriental Holdings Berhad..............................        16,800       127,841
 Oyl Industries Berhad.................................        14,000        97,052
 Perlis Plantations Berhad.............................        39,500       114,880
 Pernas International Holdings Berhad..................        71,000        66,474
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Perusahaan Otomobil Nasional Berhad...................        62,000  $    323,586
 Petronas Gas Berhad...................................       162,000       587,331
 Phileo Allied Berhad..................................        37,000        73,116
 *Phileo Land Berhad...................................        27,000        62,928
 Public Bank Berhad (Foreign)..........................        10,666        16,743
 RJ Reynolds Berhad....................................        13,000        34,183
 Rashid Hussain Berhad.................................        42,000       269,402
 Renong Berhad.........................................       281,000       403,028
 Resorts World Berhad..................................       125,000       418,327
 Road Builders (Malaysia) Holdings Berhad..............        13,000        64,223
 Rothmans of Pall Mall Malaysia Berhad.................        32,000       337,849
 Sarawak Enterprise Corp. Berhad.......................       136,000       195,060
 Shell Refining Co. Federation of Malaysia Berhad......        32,000        94,343
 Sime Darby Berhad (Malaysia)..........................       279,800       914,088
 Sime UEP Properties Berhad............................        21,000        44,343
 *Southern Steel Berhad................................        30,000        80,677
 *Sri Hartamas Corp. Berhad............................        65,000        43,247
 Sungei Way Holdings Berhad............................        43,000        97,649
 *Ta Enterprise Berhad.................................        74,000        83,729
 Tan Chong Motor Holdings Berhad.......................        57,000       106,279
 *Technology Resources (Industries) Berhad.............        86,000       171,315
 Telekom Malaysia Berhad...............................       240,000     1,778,486
 Tenaga Nasional Berhad................................       370,000     1,695,219
 Time Engineering Berhad...............................        54,000        91,649
 Tractors Malaysia Holdings Berhad.....................        22,000        41,195
 UMW Holdings Berhad...................................        28,800       148,016
 United Engineering (Malaysia) Berhad..................        86,198       697,139
 YTL Corp. Berhad......................................        84,500       301,305
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,579,326)...................................                  18,513,234
                                                                       ------------
INVESTMENT IN
  CURRENCY -- 1.0%
 *Malaysian Ringetts (Cost $2,053,043).................                   2,052,759
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *AMMB Holdings Berhad Rights..........................         2,000           187
 *AMMB Holdings Berhad Rights..........................           181             1
 *Cahya Mata Sarawak Berhad Rights.....................         4,400        12,797
 *Commerce Asset Holding Berhad Rights 06/04/97........        11,200         3,570
 *Commerce Asset Holding Berhad Rights for Warrants
   06/04/97............................................         7,000             0
 *Malaysian Pacific Industries Rights for Guolene Paper
   06/04/97............................................         9,333           837
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      17,392
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $21,632,369)...................................                  20,583,385
                                                                       ------------
ARGENTINA -- 9.4%
COMMON STOCKS -- 9.4%
 *Acindar Industria Argentina de Aceros SA Series A....       164,000       388,054
 *Alpargatas SA Industrial y Comercial.................       150,000       136,418
 *Astra Cia Argentina de Petroleos SA..................       190,980       378,330

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Bagley y Cia, Ltd. SA Series B........................       106,228  $    212,562
 Banco de Galicia y Buenos Aires SA Series A...........       140,199       925,776
 *Banco del Sud Sociedad Anonima Series B..............        29,000       455,528
 Banco Frances del Rio de la Plata SA..................        81,477       884,468
 *Buenos Aires Embotelladora SA Series B...............           100         7,604
 CIADEA SA.............................................        63,798       255,319
 Capex SA Series A.....................................        18,000       172,886
 *Celulosa Argentina SA Series B.......................        75,000        30,390
 Central Costanera SA Series B.........................        20,000        73,037
 Central Puerto SA Series B............................        16,000        50,585
 *Corcemar SA Series B.................................        19,226       108,681
 Garovaglio y Zorraquin SA.............................        28,000        90,485
 *Indupa SA Industrial y Comercial.....................       180,366       214,743
 Irsa Inversiones y Representaciones SA................        73,979       291,623
 Juan Minetti SA.......................................        74,265       330,645
 Ledesma SA............................................       135,378       155,763
 Metrogas SA Series B..................................       403,115       401,300
 Molinos Rio de la Plata SA Series B...................       103,387       403,411
 Naviera Perez Companc SA Series B.....................       379,002     2,900,816
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542       136,207
 *Sevel Argentina SA Series C..........................        79,034       158,146
 Siderar SAIC Series A.................................        21,280        93,402
 Siderca SA Series A...................................       532,000     1,277,439
 *Sociedad Comercial del Plata.........................       113,000       393,437
 Telecom Argentina Stet-France SA Series B.............       317,000     1,690,455
 Telefonica de Argentina SA Series B...................       738,000     2,658,129
 Transportadora de Gas del Sur SA Series B.............       398,000     1,003,462
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       130,000     3,888,944
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,530,019)...................................                  20,168,045
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *Corcemar SA Rights 06/04/97
   (Cost $0)...........................................        19,226             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $14,530,019)...................................                  20,168,045
                                                                       ------------
MEXICO -- 9.3%
COMMON STOCKS -- 9.3%
 *Altos Hornos de Mexico S.A...........................        97,000       223,110
 Apasco S.A. de C.V....................................        61,000       398,229
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................       192,000       682,591
 Cementos de Mexico S.A. de C.V. Series B..............       279,000     1,143,674
 Cifra S.A. de C.V. Series A...........................        79,376       135,775
 Cifra S.A. de C.V. Series C...........................       799,000     1,265,622
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       138,601
 Desc S.A. de C.V. Series B............................        75,000       506,705
 Desc S.A. de C.V. Series C............................         1,381         9,243
 El Puerto de Liverpool S.A. Series C1.................       295,500       336,475
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Empresas ICA Sociedad Controladora S.A. de C.V........        33,000  $    476,379
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       590,587
 Fomento Economico Mexicano S.A. de C.V. Series B......       135,000       717,358
 *Gruma S.A. de C.V. Series B..........................        60,466       279,227
 Grupo Carso S.A. de C.V. Series A-1...................       203,000     1,153,176
 Grupo Celanese SA Series B-1..........................       120,000       254,757
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       385,000       833,907
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        26,160
 *Grupo Financiero Bancomer S.A. de C.V. Series B......     1,246,380       468,339
 *Grupo Financiero Bancomer S.A. de C.V. Series L......         7,792         2,346
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        23,532
 Grupo Financiero Inbursa S.A. de C.V. Series B........       239,699       832,457
 *Grupo Financiero Invermexico S.A. de C.V. Series B...       542,811        30,217
 *Grupo Financiero Invermexico S.A. de C.V. Series L...           500            29
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        24,203        14,099
 *Grupo Financiero Serfin S.A. de C.V. Series B........       715,102       226,184
 *Grupo Gigante S.A. Series B..........................       341,400       103,664
 Grupo Industrial Alfa S.A. Series A...................       150,290       887,023
 Grupo Industrial Bimbo S.A. de C.V. Series A..........        98,000       657,136
 Grupo Mexico S.A. de C.V. Series B....................       172,000       613,664
 Grupo Modelo S.A. de
   C.V. -- Series C....................................        78,000       487,007
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D, + Series L)............................        70,000     1,002,530
 Hylsamex S.A. de C.V. Series B........................        54,000       261,665
 Industrias Penoles S.A. de C.V........................       103,000       482,161
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       777,138
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       189,701
 Telefonos de Mexico S.A. Series A.....................        50,000       110,703
 Telefonos de Mexico S.A. Series L.....................     1,420,000     3,158,350
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        74,899
 *Vitro S.A............................................       121,600       352,308
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,618,284)...................................                  19,926,728
                                                                       ------------
ISRAEL -- 9.3%
COMMON STOCKS -- 9.3%
 *Africa-Israel Investments, Ltd.......................         2,840       206,711
 *Africa-Israel Investments, Ltd.......................           155        92,808
 *Agis Industries (1983), Ltd..........................        21,736       227,546
 American Israeli Paper Mills, Ltd.....................         3,291       141,154
 *Bank Hapoalim B.M....................................     1,082,174     2,448,112
 *Bank Leumi Le-Israel.................................     1,244,374     1,928,012
 Bezek, Ltd............................................       635,246     1,704,643

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Blue Square Chain Stores Properties Investment.......        17,894  $    183,215
 CLAL Electronics Industries, Ltd......................         3,262       391,682
 CLAL Industries, Ltd..................................       122,865       635,515
 CLAL Insurance, Ltd...................................        34,785       396,837
 CLAL Israel, Ltd......................................     2,692,000       844,496
 Delek Israel Fuel Corp., Ltd. Series C................         7,802       252,268
 Elbit Medical Imaging.................................        17,319       103,356
 Elbit Systems, Ltd....................................        17,319       174,113
 Elbit, Ltd............................................        17,320        48,977
 Elite Industries, Ltd.................................         2,700        64,054
 Elron Electronic Industries, Ltd......................        17,833       233,968
 First International Bank of Israel....................           487       394,920
 IDB Bankholding Corp., Ltd............................        32,861       750,172
 IDB Development Corp., Ltd. Series A..................        39,687       983,612
 *Israel Chemicals, Ltd................................     1,054,000     1,294,642
 Koor Industries, Ltd..................................        12,116     1,074,733
 *Leumi Holdings Insurance.............................       279,107       197,313
 *Makhteshim Chemical Works, Ltd.......................        72,165       465,739
 *Matav Cable Israel...................................        19,027       167,521
 Osem Investment, Ltd..................................        62,780       365,965
 Property and Building Corp., Ltd......................         3,099       253,085
 Super-Sol, Ltd. Series B..............................       151,600       511,749
 Tadiran, Ltd..........................................        17,307       471,048
 Tambour...............................................        26,898        52,688
 Teva Pharmaceutical Industries, Ltd...................        48,650     2,859,902
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $15,647,218)...................................                  19,920,556
                                                                       ------------
INDONESIA -- 9.1%
COMMON STOCKS -- 9.1%
 *PT Asahimas Flat Glass Co., Ltd. (Foreign)...........        75,000        40,107
 PT Astra International (Foreign)......................       234,000       895,187
 PT Bakrie & Brothers (Foreign)........................     1,034,000       499,774
 PT Bank Dagang Nasional Indonesia (Foreign)...........       430,500       464,855
 PT Bank Danamon (Foreign).............................       560,500       553,353
 PT Bank International Indonesia (Foreign).............       687,993       566,017
 PT Bank Niaga (Foreign)...............................        62,400       179,679
 PT Barito Pacific Timber (Foreign)....................       672,000       608,145
 PT Bimantara Citra (Foreign)..........................       393,000       670,897
 *PT Charoen Pokphand Indonesia........................        76,000        38,297
 PT Ciputra Development (Foreign)......................       132,000       116,742
 PT Citra Marga Nusaphala Persada (Foreign)............       214,000       213,472
 PT Dankos Laboratories (Foreign)......................        21,000        17,709
 PT Duta Pertiwi (Foreign).............................       200,000        84,328
 PT Gadjah Tunggal (Foreign)...........................       298,000       144,035
 PT GT Petrochem Industries TBK (Foreign)..............        35,000        14,757
 PT Hanjaya Mandala Sampoerna (Foreign)................       356,500     1,440,811
 *PT Hero Supermarket (Foreign)........................        78,000        78,610
 PT Indah Kiat Pulp & Paper Corp. (Foreign)............       462,441       342,408
 PT Indocement Tunggal Prakarsa (Foreign)..............       621,000       766,351
 PT Indofood Sukses Makmur (Foreign)...................       393,600       886,450
                                                            SHARES           VALUE+
                                                         ------------  ------------
 PT Indorama Synthetics (Foreign)......................       365,580  $    308,284
 PT Indosat (Foreign)..................................       373,500     1,113,894
 *PT Inti Indorayon Utama (Foreign)....................       257,000       177,077
 *PT Jakarta International Hotel and Development
   (Foreign)...........................................       362,500       357,877
 PT Japfa Comfeed Indonesia (Foreign)..................        29,000        18,490
 PT Jaya Real Property (Foreign).......................       100,000       139,860
 PT Kabelmetal Indonesia (Foreign).....................       106,000        44,694
 PT Kalbe Farma (Foreign)..............................       150,000       172,768
 PT Kawasan Industri Jababeka (Foreign)................       260,333       313,235
 PT Lippo Bank (Foreign)...............................       428,000       431,345
 PT Lippo Land Development (Foreign)...................       174,000       207,569
 PT Matahari Putra Prima (Foreign).....................       136,000       241,958
 PT Mayora Indah (Foreign).............................       288,720       133,612
 PT Modern Photo Film Co. (Foreign)....................        77,000       280,317
 PT Mulia Industrindo (Foreign)........................       850,680       428,664
 PT Pabrik Kertas Tjiwi Kimia (Foreign)................       107,125       109,064
 PT Pakuwon Jati (Foreign).............................       312,000       125,134
 PT Panasia Indosyntec (Foreign).......................       103,600        26,635
 PT Perusahaan Rokok TPAJ Gudang Garam (Foreign).......       282,000     1,218,017
 PT Polysindo Eka Perkasa (Foreign)....................       481,000       252,273
 PT Semen Cibinong (Foreign)...........................        33,000        82,466
 PT Semen Gresik (Foreign).............................       213,500       526,944
 PT Summarecon Agung (Foreign).........................        85,280        49,112
 PT Tambang Timah (Persero) (Foreign)..................       252,000       404,278
 PT Telekomunikasi Indonesia (Persero) (Foreign).......     2,064,500     3,481,880
 PT Tempo Scan Pacific (Foreign).......................        19,500        41,711
 PT Tigaraksa Satria (Foreign).........................        25,200        34,208
 *PT Unggul Indah Corp. (Foreign)......................        55,000        73,812
 PT United Tractors (Foreign)..........................        15,000        47,203
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,862,242)...................................                  19,464,365
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *PT Bank Dagang Nasional Indonesia (Foreign) Warrants
   02/14/00............................................        61,500        25,045
 *PT Bank International Indonesia (Foreign) Warrants
   01/17/00............................................        61,154        22,640
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      47,685
                                                                       ------------
INVESTMENT IN
  CURRENCY -- 0.0%
 *Indonesian Rupee (Cost $2)...........................                           2
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $17,862,244)...................................                  19,512,052
                                                                       ------------
SOUTH KOREA -- 8.7%
COMMON STOCKS -- 8.7%
 *A-Nam Industrial Co., Ltd............................         9,640       147,391
 *Asia Motors Co., Inc.................................        16,640        88,859
 Bank of Pusan.........................................        12,200        93,540
 *Cheil Jedang Corp....................................         4,374       211,447
 Chong Kun Dang........................................         1,100        58,370
 *Chosun Brewery Co., Ltd..............................         2,870        71,952

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Commercial Bank of Korea Co., Ltd.....................        86,700  $    455,187
 Daegu Bank Co., Ltd...................................        22,490       197,467
 Daelim Industrial Co., Ltd............................        16,100       164,710
 *Daesung Industrial Co., Ltd..........................         1,570        81,898
 *Daewoo Corp..........................................        57,670       445,411
 Daewoo Electronics Co., Ltd...........................        39,930       291,788
 *Daewoo Heavy Industries, Ltd.........................        72,700       619,523
 *Daewoo Motor Sales Corp..............................         9,480       119,366
 *Daewoo Securities Co., Ltd...........................        25,160       325,284
 *Daewoo Telecom Co., Ltd..............................         9,570        92,203
 *Dong-Ah Construction Industrial Co., Ltd.............        19,270       402,948
 *Dongkuk Steel Mill Co., Ltd..........................        11,930       281,653
 *Dongsuh Securities Co., Ltd..........................        17,800       155,687
 Dongwon Securities Co., Ltd...........................        11,250       147,976
 Han Il Cement Manufacturing Co., Ltd..................         2,560       132,389
 *Han Kook Tire Manufacturing Co., Ltd.................         2,206        95,978
 *Hanil Bank...........................................        50,620       312,996
 *Hanjin Shipping Co., Ltd.............................         4,220       101,052
 *Hankook Caprolactam Corp.............................           590        66,661
 Hansol Paper Co., Ltd.................................         8,850       196,998
 *Hanwha Chemical Corp.................................        14,912       134,112
 Hyosung T & C Co., Ltd................................         4,000       113,322
 *Hyundai Engineering & Construction Co., Ltd..........        24,510       570,384
 *Hyundai Fire & Marine Insurance Co., Ltd.............         4,550       189,264
 *Hyundai Motor Co., Ltd...............................         9,220       282,975
 *Hyundai Motor Service Co., Ltd.......................         7,470       193,153
 Hyundai Precision Industry Co., Ltd...................        11,740       200,616
 *Hyundai Securities Co., Ltd..........................        13,186       194,195
 *Inchon Iron & Steel CO Ltd...........................         4,945       110,074
 *Keumkang Co., Ltd....................................         3,060       137,949
 *Kia Motors Corp......................................        29,110       530,165
 *Kolon Industries, Inc................................         3,090        61,835
 *Koram Bank, Ltd......................................        21,930       305,713
 *Korea Chemical Co., Ltd..............................         1,020        82,563
 *Korea Electric Power Corp............................        31,150       963,041
 Korea Exchange Bank...................................        78,210       519,641
 Korea Express Co., Ltd................................         7,340       166,687
 Korea First Bank Inc., Ltd............................        83,640       364,838
 *Korea Long Term Credit Bank..........................         6,300        89,241
 *Korea Zinc Co., Ltd..................................         8,770       198,175
 *Korean Air...........................................         3,000        55,312
 *Kyong Nam Bank.......................................        10,490        97,883
 *LG Cable & Machinery, Ltd............................        11,900       193,985
 LG Chemical, Ltd......................................        37,110       508,985
 *LG Construction, Ltd.................................        14,120       236,524
 LG Electronics, Inc...................................        38,390       651,702
 *LG Industrial Systems, Ltd...........................        10,370       206,351
 *LG Insurance Co., Ltd................................         2,210       135,408
 *LG Securities Co., Ltd...............................        20,480       216,427
 *Oriental Chemical Industries Co., Ltd................         5,720       146,617
 Pacific Chemical Co., Ltd.............................         4,330       105,633
 *Pohang Iron & Steel Co., Ltd.........................         2,580       169,970
 *SK Telecom Co., Ltd..................................           130        55,318
 *Sam Yang Corp........................................         3,510        89,970
 *Samchully Co., Ltd...................................         1,233        90,656
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Samsung Aerospace Industrial Co., Ltd................        16,570  $    176,970
 Samsung Corp..........................................        33,000       430,354
 *Samsung Display Devices, Ltd.........................         6,230       315,877
 *Samsung Electro-Mechanics Co., Ltd...................         5,577       151,730
 *Samsung Electronics Co., Ltd.........................         2,770       208,645
 *Samsung Fine Chemicals...............................         2,290       121,515
 *Samsung Fire & Marine Insurance......................           350       112,142
 *Samsung Heavy Industries Co.,
   Ltd.................................................        37,670       398,087
 *Seondo Electric Co., Ltd.............................           880       170,163
 *Seoul Bank...........................................        83,640       349,793
 *Shinhan Bank Co., Ltd................................           490         5,729
 *Shinsegae Department Store...........................         5,710       217,616
 *Ssangyong Cement Industry Co., Ltd...................         8,130        85,459
 *Ssangyong Investment Securities Co., Ltd.............         7,380        69,278
 *Ssangyong Motor Co...................................        29,100       173,390
 *Ssangyong Oil Refining Co., Ltd......................        15,090       313,845
 *Sungmi Telecom Electronics Co., Ltd..................           930       121,804
 *Sunkyong, Ltd........................................         8,450       103,547
 *Tae Kwang Industrial Co., Ltd........................           420       174,705
 *Tae Young Corp.......................................         3,280       169,255
 *Tai Han Electric Wire Co.............................         5,990        86,197
 *Trigem Computer, Inc.................................         3,210        75,784
 *Young Poong Mining & Construction Corp...............         3,296       161,187
 *Yukong, Ltd..........................................        28,820       648,004
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,523,740)...................................                  18,568,494
                                                                       ------------
RIGHTS/WARRANTS -- 0.0%
 *Daegu Bank Co., Ltd. Rights 07/01/97.................         7,833        14,178
 *Samsung Electronics Co., Ltd. Rights 06/29/97........            45             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      14,178
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $16,523,740)...................................                  18,582,672
                                                                       ------------
PHILIPPINES -- 7.0%
COMMON STOCKS -- 7.0%
 *Aboitiz Equity Ventures, Inc.........................     2,376,400       178,568
 Ayala Land, Inc. Series B.............................     1,661,250     1,323,956
 Bacnotan Consolidated Industries, Inc.................        47,450        87,337
 *Belle Corp...........................................     1,711,000       454,535
 C & P Homes, Inc......................................     1,963,500       745,161
 *Centennial City, Inc.................................     3,285,000       236,869
 *DMCI Holdings, Inc...................................       694,000       421,404
 Far East Bank and Trust Co. (Foreign).................       255,600       649,913
 Fil-Estate Land, Inc..................................     1,252,000       308,843
 *Filinvest Land, Inc..................................     2,193,000       499,355
 Guoco Holdings (Philippines), Inc.....................     1,080,000       129,108
 *International Container Terminal Services, Inc.......       471,000       254,715
 Ionics Circuits, Inc..................................       154,600        86,541

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 La Tondena Distillers, Inc............................       199,000  $    509,772
 *Megaworld Properties & Holdings, Inc.................     1,695,000       225,142
 Metro Pacific Corp....................................     1,481,000       387,814
 Metropolitan Bank & Trust Co..........................        87,511     1,976,055
 *Mondragon International Philippines, Inc.............       340,700       116,368
 Petron Corp...........................................     4,818,000     1,316,493
 Philippine Long Distance Telephone Co.................        55,660     1,647,621
 *Philippine National Bank.............................        83,875       553,861
 *Philippine Savings Bank..............................       100,000       159,393
 *Pilipino Telephone Corp..............................       628,500       244,483
 RFM Corp..............................................       974,000       225,480
 Republic Glass Holding Corp...........................       331,250        34,571
 *Robinson's Land Corp. Series B.......................     1,132,000       146,065
 SM Prime Holdings, Inc................................     4,415,000     1,256,641
 *Security Bank Corp...................................       122,350       190,374
 *Southeast Asia Cement Holdings, Inc..................     3,098,780       145,825
 *Union Bank of the Philippines........................       283,200       252,569
 *Universal Robina Corp................................       908,000       341,146
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,225,782)...................................                  15,105,978
                                                                       ------------
PREFERRED STOCKS -- 0.0%
 *RFM Corp. (Cost $31,500).............................       177,090        31,453
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $19,257,282)...................................                  15,137,431
                                                                       ------------
THAILAND -- 5.6%
COMMON STOCKS -- 5.6%
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         1,986
 *Advance Agro Public Co., Ltd. (Foreign)..............       100,000       215,292
 Advanced Info Service Public Co., Ltd. (Foreign)......       147,100     1,035,916
 Amarin Plaza Public Co., Ltd. (Foreign)...............         7,400         2,561
 Asia Securities Trading Public Co., Ltd. (Foreign)....        52,300        70,505
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         7,847
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................       152,949        32,621
 *Bangkok Expressway Public Co., Ltd. (Foreign)........       488,500       501,278
 Bangkok Land Public Co., Ltd. (Foreign)...............        65,200        26,893
 Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................       732,794       235,910
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,409
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000         7,646
 Bank of Asia Public Co., Ltd. (Foreign)...............        12,870        10,876
 Bank of Ayudhya Public Co., Ltd. (Foreign)............       223,250       467,163
 Banpu Public Co., Ltd. (Foreign)......................        33,400       462,358
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        36,173
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        14,000  $      6,338
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        14,000        36,056
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097         1,228
 *Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................         2,400         9,392
 Dusit Thani Public Co., Ltd. (Foreign)................         8,933         5,886
 Ekachart Finance and Securities Co., Ltd. (Foreign)...        10,200         7,081
 First Bangkok City Bank Public Co., Ltd. (Foreign)....       416,550       385,539
 First City Investment Public Co., Ltd. (Foreign)......        44,200        12,629
 Five Stars Property Public Co., Ltd. (Foreign)........         3,800         2,753
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200         5,795
 General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300        20,029
 Grammy Entertainment Public Co., Ltd. (Foreign).......        18,000       212,958
 Hana Microelectronics Co., Ltd. (Foreign).............         6,000        29,940
 Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500        95,724
 *ITF Finance and Securities Public Co., Ltd...........         8,025         1,033
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................         2,900         1,663
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500        12,676
 International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000         1,710
 Italian-Thai Development Public Co., Ltd. (Foreign)...       158,300       286,660
 Jasmine International Public Co., Ltd. (Foreign)......       190,400       178,141
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000           145
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         6,310
 Krisda Mahanakorn Public Co., Ltd. (Foreign)..........        23,300         8,157
 Krung Thai Bank Public Co., Ltd. (Foreign)............       758,770       900,753
 Land and House Public Co., Ltd. (Foreign).............         1,000         1,268
 MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925         2,178
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,972
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500         3,714
 Nakornthon Bank Public Co., Ltd. (Foreign)............        64,134       125,816
 National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       122,400       105,899
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700        39,936

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000  $     27,163
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         2,951
 Phatra Thanakit Public Co., Ltd. (Foreign)............       140,400       230,233
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        48,246
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,766
 Power-P Public Co., Ltd. (Foreign)....................         1,600         6,020
 Premier Enterprises Public Co., Ltd. (Foreign)........         6,000         4,376
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050         8,491
 Quality Houses Public Co., Ltd. (Foreign).............        18,000         6,592
 Regional Container Lines Public Co., Ltd. (Foreign)...           500         3,541
 Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         7,455
 Saha-Union Public Co. Ltd. (Foreign)..................        48,700        34,296
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500         4,225
 Sanyo Universal Electric Public Co., Ltd. (Foreign)...         6,500         9,547
 Securities One Public Co., Ltd. (Foreign).............        76,630        59,361
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000        14,326
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        12,000         8,149
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................        87,300       418,056
 Siam Cement Public Co., Ltd. (Foreign)................        27,000       582,374
 Siam City Bank Public Co., Ltd. (Foreign).............       370,000       249,396
 Siam City Cement Public Co., Ltd......................        12,000        43,944
 Siam City Cement Public Co., Ltd. (Foreign)...........        63,000       230,704
 Siam Commercial Bank Public Co., Ltd. (Foreign).......         5,000        26,559
 Siam Makro Public Co., Ltd. (Foreign).................        59,000       148,390
 Siam Pulp & Paper Co., Ltd. (Foreign).................        46,200        85,521
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900         4,376
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400         1,652
 Srithai Superware Public Co., Ltd. (Foreign)..........        16,400        54,777
 Swedish Motors Corp. Public Co., Ltd. (Foreign).......         7,000         4,225
 TPI Polene Public Co., Ltd. (Foreign).................       129,238       191,127
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Tanayong Public Co., Ltd. (Foreign)...................        46,000  $     16,845
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........       903,200     1,044,950
 Thai Carbon Black Public Co., Ltd. (Foreign)..........         5,000        18,763
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         6,365
 Thai Glass Industries Public Co., Ltd. (Foreign)......        15,400        40,901
 Thai Military Bank Public Co., Ltd. (Foreign).........       322,100       392,094
 Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     1,234,260       980,951
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300       100,221
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000       212,777
 Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100         2,021
 Tipco Asphalt Public Co., Ltd. (Foreign)..............        69,700       330,970
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        91,828        66,515
 United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       145,800       662,994
 Wattachak Public Co., Ltd. (Foreign)..................        24,300         7,432
                                                                       ------------
TOTAL -- THAILAND
  (Cost $25,744,692)...................................                  12,028,451
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- 2.0%
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.30%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98)
   (Cost $4,322,000)...................................  $      4,322     4,322,000
                                                                       ------------
TOTAL INVESTMENTS -- (101.6%)
  (Cost $198,889,940)++................................                 218,156,829
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (-1.6%)
 Other Assets..........................................                   1,832,243
 Payable for Investment Securities Purchased...........                  (5,044,926)
 Other Liabilities.....................................                    (146,523)
                                                                       ------------
                                                                         (3,359,206)
                                                                       ------------
NET ASSETS -- 100.0%...................................                $214,797,623
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
BRAZIL -- (14.7%)
PREFERRED STOCKS -- (13.3%)
 *Acos Villares SA.....................................       120,000  $     25,787
 *Alpargatas-Santista Textil SA........................       300,000        43,446
 BS Continental SA Utilidades Domesticas...............     1,500,000        27,469
 Banco America do Sul SA...............................       610,000        51,294
 Banco Bandeirantes SA.................................       700,000        37,148
 Banco Mercantil do Brasil SA..........................       130,000        20,648
 Banco Noroeste SA.....................................        70,000        54,284
 Banco Real SA.........................................        66,000        47,483
 *CELG Series B........................................     1,080,000       171,541
 COFAP (Cia Fabricadora De Pecas)......................         6,000        61,665
 Cambuci SA............................................        84,000        17,266
 Confab Industrial SA..................................        27,000        42,885
 Consorcio Real Brasileiro de Administracao SA Series
   F...................................................        19,000        37,279
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000        63,403
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................     9,200,000        49,855
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Subscription Receipts...............................     3,956,000        20,920
 Electrolux do Brasil SA...............................    40,600,000        69,418
 *Embraer Empresa Brasileira de Aeronautica Series A...     7,200,000       104,270
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000        40,665
 *Francisco Stedile SA Series A........................    20,200,000        41,332
 Frigobras Cia Brasileira de Frigorificos..............        75,000        58,161
 Gerdau SA.............................................    12,500,000       200,645
 *Gradiente Eletronica SA..............................       260,000        25,203
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000        68,700
 *Industria de Bebidas Antarctica Polar SA.............        23,000        40,830
 Industrias Villares SA................................        58,000        37,179
 Inepar SA Industria e Construcoes.....................    28,900,000        43,743
 Iven SA...............................................       148,000        96,795
 Lojas Renner SA.......................................       900,000        52,135
 Manah SA..............................................       900,000        40,615
 Marcopolo SA..........................................       200,000        36,252
 Marisol SA Industria do Vestuario.....................        36,000        31,954
 *Metalurgica Barbara..................................    25,300,000        60,041
 Metalurgica Gerdau SA.................................     1,500,000        60,264
 Mineracao da Trinidade Samitri........................     2,508,000        83,655
 Oxiteno SA Industria e Comercio.......................        12,000        29,151
 *Paranapanema SA......................................     6,200,000        52,135
 Perdigao SA Comercio e Industria......................    55,000,000       113,052
 Pirelli Cabos SA......................................        29,000       224,619
 Pirelli Pneus SA......................................        33,000       103,289
 *Randon Participacoes SA..............................    51,000,000        40,026
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000        35,284
 Renner Herrmann SA....................................        28,000        29,823
 *Serrana SA...........................................        55,000        35,457

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sharp SA Equipamentos Eletronicos....................    30,200,000  $     29,627
 Siderurgica Belgo-Mineira.............................     1,100,000        75,026
 *Siderurgica Paulista Casipa Series B.................       107,000        60,983
 Siderurgica Riograndense SA...........................     2,910,000        95,160
 *Sociedade de Participacoes Cimenteiras SA............        55,000        97,636
 Tam Transportes Aereos Regionais SA...................     1,150,000        73,053
 *Varig SA Viacao Aerea Riograndense...................        16,000        29,599
 Weg SA................................................       165,000        94,039
 Wembley Roupas SA.....................................    10,300,000        88,536
 *Wentex Textil SA.....................................        22,000       108,941
                                                                       ------------
TOTAL PREFERRED STOCKS (Cost $2,753,550)...............                   3,379,666
                                                                       ------------
COMMON STOCKS -- (1.4%)
 Acos Especiais Itabira-Acesita Aces...................    42,900,000        84,173
 Avipal SA Avicultura e Agropecua......................    15,900,000        54,520
 Makro Atacadista SA...................................        47,000        58,404
 *Mannesmann SA........................................       215,000        28,927
 Monteiro Aranha SA....................................     2,700,000        83,248
 Rhodia Ster SA........................................       124,000        35,915
 *Sao Paulo Alpargatas SA..............................       510,000        21,919
                                                                       ------------
TOTAL COMMON STOCKS (Cost $312,550)....................                     367,106
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *BS Continental SA Utilidades Domesticas Rights.......        50,772             0
 *Monteiro Aranha SA Rights 06/26/97...................       168,168             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $3,066,100)....................................                   3,746,772
                                                                       ------------
ISRAEL -- (14.0%)
COMMON STOCKS -- (13.9%)
 *Agis Industries (1983), Ltd..........................        27,000       282,653
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        10,710       125,243
 Baran.................................................         9,500        74,715
 *Dead Sea Periclase...................................        13,028        63,012
 Delek Automotive Systems, Ltd.........................        75,000       138,296
 *Discount Mortgage Bank, Ltd..........................         1,320       105,926
 *Elco Industries (1975)...............................         6,000       106,483
 *Electra Consumer.....................................        20,300       153,376
 *Electra Israel, Ltd..................................         3,000       143,889
 Electric Wire & Cable Co. of Israel, Ltd..............        12,800        47,243
 Feuchtwanger Industies................................           224        31,819
 *Formula Systems......................................         6,570       116,715
 *Israel General Bank, Ltd.............................         3,222       107,160
 *Israel Land Development Co., Ltd.....................        26,000       123,073
 Israel Petrochemical Enterprises, Ltd.................        32,500       206,015
 *Israel Salt Industries...............................        38,139       103,242
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............        61,782        23,931

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Maman Cargo Terminals & Handling, Ltd.................        33,600  $     73,437
 *Matav Cable Israel...................................        14,000       123,261
 Mehadrin, Ltd.........................................         3,887       118,102
 *Middle East Tube Co..................................        19,000        24,961
 Miloumor..............................................        12,658        63,609
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440       251,708
 Mul-t-lock, Ltd.......................................        20,500        61,834
 *Naphta Israel Petroleum Corp.........................        10,563        18,669
 *Nice Systems, Ltd....................................         5,785       164,336
 *Ormat Industries.....................................        54,000        61,080
 *Rapac Electronics, Ltd...............................         6,000        41,639
 Tambour...............................................        64,000       125,365
 *Tefahot Israel Mortgage Bank, Ltd....................           330       257,389
 *Tempo Beer Industries, Ltd...........................         9,027        43,980
 Ytong Industries, Ltd.................................        52,500       140,571
                                                                       ------------
TOTAL COMMON STOCKS (Cost $2,893,080)..................                   3,522,732
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Azorim Investment Development and Construction Co.,
   Ltd. Rights (Cost $0)...............................         3,094        22,246
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $2,893,080)....................................                   3,544,978
                                                                       ------------
INDONESIA -- (13.2%)
COMMON STOCKS -- (13.1%)
 PT Aneka Kimia Raya (Foreign).........................        49,000        25,195
 PT Anwar Siered (Foreign).............................        58,000        19,087
 PT Apac Centertex Corp. (Foreign).....................       122,000        37,639
 PT Argha Prima Industry (Foreign).....................        90,666        53,146
 *PT Asahimas Flat Glass Co., Ltd. (Foreign)...........        65,000        34,759
 PT Bakrie Sumatra Plantations (Foreign)...............        49,000        40,313
 *PT Bank Indonesia Raya (Foreign).....................        74,000       113,390
 PT Bank International Indonesia (Foreign).............        78,329        64,442
 PT Bank Mashill Utama (Foreign).......................        44,200        34,091
 PT Bank Niaga (Foreign)...............................        23,000        66,228
 PT Bank PDFCI (Foreign)...............................        44,000        39,819
 PT Bank Tiara Asia (Foreign)..........................        43,000        52,180
 PT Bayu Buana Travel Service (Foreign)................        68,000        43,357
 PT Berlian Laju Tanker (Foreign)......................        36,400        38,182
 PT Branta Mulia (Foreign).............................        33,000        38,857
 PT Bukaka Teknik Utama (Foreign)......................        36,000        21,843
 PT Ciputra Development (Foreign)......................        75,000        66,331
 PT Citra Marga Nusaphala Persada (Foreign)............        75,000        74,815
 PT Darya-Varia Laboratoria (Foreign)..................        33,000        42,760
 *PT Davomas Abadi (Foreign)...........................        40,000        48,540
 PT Dharmala Agrifood (Foreign)........................        37,000        23,591
 PT Dharmala Intiland (Foreign)........................        73,000       106,602
 PT Dharmala Sakti Sejahtera (Foreign).................       129,333       135,664
 PT Duta Angadda Realty (Foreign)......................        66,000        60,407
 PT Duta Pertiwi (Foreign).............................       132,000        55,656
 PT Ever Shine Textile (Foreign).......................        75,000        27,766
 PT Fajar Surya Wisesa (Foreign).......................        53,000        20,167
                                                            SHARES           VALUE+
                                                         ------------  ------------
 PT Ficorinvest Bank (Foreign).........................        56,000  $     37,433
 PT Gadjah Tunggal (Foreign)...........................       118,000        57,034
 PT Gajah Surya Multi Finance (Foreign)................       182,000       121,658
 *PT Great River International (Foreign)...............        93,000        56,427
 PT GT Petrochem Industries TBK (Foreign)..............       123,000        51,861
 *PT Hero Supermarket (Foreign)........................        33,000        33,258
 *PT Indal Aluminum Industry (Foreign).................        47,000        16,917
 *PT Inti Indorayon Utama (Foreign)....................        63,000        43,408
 *PT Jakarta International Hotel and Development
   (Foreign)...........................................        57,000        56,273
 PT Kalbe Farma (Foreign)..............................        64,000        73,715
 PT Karwell Indonesia (Foreign)........................        46,000        19,868
 PT Kawasan Industri Jababeka (Foreign)................        47,000        56,551
 PT Keramika Indonesia Assosiasi (Foreign).............        40,000        28,795
 PT Lippo Life Insurance (Foreign).....................       115,000       144,282
 PT Lippo Securities (Foreign).........................       194,000       145,640
 PT Matahari Putra Prima (Foreign).....................        33,000        51,584
 PT Mayora Indah (Foreign).............................       114,000        52,756
 PT Medco Energi Corp. (Foreign).......................        24,000        39,243
 PT Miwon Indonesia (Foreign)..........................        20,000        24,887
 PT Modern Bank (Foreign)..............................        31,000        27,098
 PT Modern Photo Film Co. (Foreign)....................        20,000        72,810
 PT Multipolar Corp. (Foreign).........................        70,000        55,430
 PT Ometraco Corp. (Foreign)...........................        38,000        33,803
 PT Pabrik Kertas Tjiwi Kimia (Foreign)................        50,000        50,905
 PT Pakuwon Jati (Foreign).............................        63,000        25,267
 PT Panasia Indosyntec (Foreign).......................        79,000        20,311
 PT Perdana Cipta Multi Finance (Foreign)..............        52,000        28,877
 PT Plaza Indonesia Realty (Foreign)...................        20,000        15,220
 PT Prasidha Aneka Niaga (Foreign).....................        28,000        36,857
 PT Pudjiadi Prestige (Foreign)........................        45,500        16,845
 *PT Putra Sejahtera Pioneerindo (Foreign).............        29,000        27,736
 PT Sekar Bumi (Foreign)...............................        30,000        29,617
 PT Sinar Mas Agro Resources and Technology Corp.
   (Smart Corp.) (Foreign).............................        62,000        45,269
 PT Sorini Corp. (Foreign).............................        43,000        17,688
 PT Surabaya Agung Industri Pulp & Paper (Foreign).....        64,500        21,226
 PT Suryamas Dutamakmur (Foreign)......................       125,000        33,422
 PT Tamara Bank (Foreign)..............................        24,000        28,137
 PT Tempo Scan Pacific (Foreign).......................        22,000        47,059
 PT Texmaco Jaya (Foreign).............................        93,000        51,645
 PT Ultra Jaya Melk (Foreign)..........................        52,000        27,273
 *PT Unggul Indah Corp. (Foreign)......................        19,000        25,499
 PT United Tractors (Foreign)..........................        20,000        62,937
 PT Wicaksana Overseas International (Foreign).........        17,000        20,629
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,980,237)....................................                   3,317,977
                                                                       ------------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.1%)
 *PT Bank International Indonesia (Foreign) Warrants
   01/17/00............................................         6,962  $      2,577
 *PT Karwell Indonesia (Foreign) Rights 07/04/97.......        92,000        20,815
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      23,392
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Indonesian Rupee (Cost $5)...........................                           5
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $2,980,242)....................................                   3,341,374
                                                                       ------------
TURKEY -- (12.1%)
COMMON STOCKS -- (11.9%)
 Akal Tekstil A.S......................................       353,000        16,260
 Aksigorta A.S.........................................     2,045,000       127,532
 Aksu Iplik Dokuma ve Boya Apre Fab A.S................       634,500        20,009
 *Aktas Elektrik Ticaret A.S...........................       131,000       190,313
 Alarko Holding........................................       498,000        57,349
 Alarko Sanayii ve Ticaret A.S.........................       374,000        42,407
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................       366,000        39,554
 *Anadolu Anonim Turk Sigorta Sirketi..................     1,254,000        30,215
 Bagfas................................................       110,000        22,996
 Bekoteknik Sanayi A.S.................................       872,000       108,143
 Bolu Cimento Sanayi A.S...............................       797,000        26,828
 Borusan...............................................       385,000        17,462
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     2,255,000        48,740
 Bursa Cimento Fabrikasi A.S...........................       275,000        38,002
 *CIMSA A.S. (Cimento Sanayi ve Ticaret)...............       600,000        75,473
 Cimentas A.S..........................................       458,000        60,045
 *Deva Holding A.S.....................................     1,732,300        16,266
 Dogan Sirketler Grubu Holdings A.S....................     5,327,000       115,140
 Doktas................................................       220,000        30,402
 *Eczacibasi Ilac......................................     1,547,000        72,356
 *Eczacibasi Yapi Gere.................................       750,000        22,589
 *Ege Seramik Co., Inc.................................       726,000        21,094
 *Egeplast.............................................       193,000        14,703
 Enka Holding..........................................       321,000        70,520
 Es Kisehir Bankasi Esbank.............................     4,743,000        33,612
 Finansbank............................................     5,746,000        61,080
 Good Year Lastikleri A.S..............................       266,000        93,310
 Gubre Fabrikalari Ticaret A.S.........................       216,000        14,848
 Gunes Sigorta A.S.....................................     1,095,000        28,712
 *Guney Biracilik......................................       488,000        23,862
 *Hektas Ticaret A.S...................................       545,000        18,539
 Hurriyet Gazette......................................       632,000        34,934
 *Izmir Demir Celik....................................     3,977,000        45,799
 *Karsu Tekstil........................................       284,000        24,655
 Kartonsan.............................................       998,750        56,623
 Kav Orman Sanayii A.S.................................     1,092,000        28,246
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............       544,000        50,117
 Kepez Elektrik Ticaret A.S............................        61,000       112,395
 *Kerevitas Gida Sanayi ve Ticaret A.S.................       422,000        16,448
 Konya Cimento.........................................       185,000        18,027
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................       206,000  $     67,153
 Marshall Boya ve Vernik Sanayii A.S...................       317,000        39,313
 *Medya Holdings A.S. Series C.........................     2,935,000        19,135
 Merko Gida Sanayi ve Ticaret A.S. Series A............     1,058,000        25,492
 *Milliyet Gazetecilik A.S.............................     2,160,000        19,899
 *Mutlu Aku............................................       509,000        18,036
 Net Holding A.S.......................................       861,000        34,169
 *Net Turizm...........................................       748,000        38,696
 Peg Profilo A.S.......................................     1,136,000        74,064
 Pinar Su Sanayi ve Ticaret A.S........................       771,000        33,876
 Raks Elektroniks A.S..................................       130,000        24,874
 *Sarkuysan Elektrolitik Bakir Sanayi A.S..............       745,000        72,594
 *T. Tuborg Bira ve Malt Sanayi A.S....................       835,000        26,036
 Tat Konserve..........................................       670,500        52,268
 Tekstil Bankasi A.S...................................     1,800,000        26,150
 *Teletas Telekomunikasyon Endustri Ticaret A.S........       677,000        89,956
 Turcas Petrolculuk A.S................................       969,000        52,876
 Turk Demir Dokum......................................     1,260,003        58,040
 Turk Dis Ticaret Bankasi A.S..........................     2,693,285        30,538
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500        54,040
 USAS (Ucak Servisi A.S.)..............................        30,000        59,528
 Vakif Finansal Kiralama A.S...........................       591,000         9,214
 *Vakif Finansal Kiralama A.S. Issue 97................       886,499         8,481
 Vestel Elektronik Sanayi Ticaret A.S..................       285,000       109,064
 Yasarbank A.S.........................................     5,266,000        35,453
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        16,011
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,133,661)....................................                   3,040,561
                                                                       ------------
RIGHTS/WARRANTS -- (0.2%)
 *Akal Tekstil A.S. Rights 06/19/97....................       353,000        10,319
 *Deva Holding A.S. Rights 06/17/97....................     1,019,000         2,269
 *Tat Konserve Rights 06/28/97.........................       447,000        31,677
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      44,265
                                                                       ------------
TOTAL -- TURKEY
  (Cost $3,133,661)....................................                   3,084,826
                                                                       ------------
MEXICO -- (11.3%)
COMMON STOCKS -- (11.3%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000         8,608
 *Bufete Industrial S.A. (Representing 3 shares Series
   L and 1 share Series B).............................        24,000       154,555
 *Corporacion Geo S.A. de C.V. Series B................        37,000       177,651
 *Embotelladores del Valle Anahuac S.A. de C.V. Series
   B...................................................        39,000        28,174
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       117,783
 Grupo Casa Autrey S.A. de C.V.........................       104,000       184,210
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000       153,462
 Grupo Continental S.A. Certificado Provisional........        65,000       156,250

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Grupo Fernandez Editores S.A. de C.V. Series B.......       103,000  $     22,805
 *Grupo Financiero Banorte S.A. de C.V. Series B.......       187,000       172,710
 *Grupo Financiero BBV-Probursa S.A. de C.V. Series
   B...................................................       681,621       170,750
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000        98,836
 *Grupo Financiero Invermexico S.A. de C.V. Series B...       773,000        43,031
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        34,436        20,060
 *Grupo Financiero Serfin S.A. de C.V. Series B........       236,000        74,646
 Grupo Herdez S.A. de C.V. Series B....................       107,000        48,058
 *Grupo Posadas S.A. de C.V. Series L..................       199,000        97,184
 *Grupo Tribasa S.A. de C.V............................        64,000       157,571
 *Industrias S.A. de C.V. Series B.....................        33,000       121,078
 *Jugos del Valle S.A. de C.V. Series B................        20,000        29,099
 Nacional de Drogas S.A. de C.V. Series L..............        70,000       225,614
 Sanluis Corporacion S.A. de C.V.(representing 1 share
   Series B, 1 share Series C & 1 share Series D)......        27,000       164,651
 *Sears Roebuck de Mexico S.A. de C.V. Series B-1......        39,000        89,309
 Sistema Argos S.A. de C.V. Series B...................        98,000       122,500
 Tablex S.A. de C.V. Series 2..........................        33,000       106,465
 Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       130,567
                                                                       ------------
TOTAL -- MEXICO
  (Cost $2,909,042)....................................                   2,875,627
                                                                       ------------
MALAYSIA -- (11.0%)
COMMON STOCKS -- (11.0%)
 Amalgamated Industrial Steel Berhad...................        10,000        22,709
 Anson Perdana Berhad..................................        10,000        26,693
 Antah Holding Berhad..................................        23,000        31,522
 *Aokam Perdana Berhad.................................        22,000        27,697
 Arab Malaysian Development Berhad.....................        58,000        37,896
 Asas Dunia Berhad.....................................         8,000        25,020
 Asia Pacific Land Berhad..............................        70,000        36,813
 Austral Enterprises Berhad............................        14,000        26,215
 Ayer Hitam Planting Syndicate Berhad..................         2,000        39,442
 Bank Islam (Malaysia) Berhad..........................        14,000        36,813
 Berjaya Industrial Berhad.............................        55,000        65,518
 Berjaya Singer Berhad.................................        28,000        58,566
 Bolton Properties Berhad..............................        18,000        30,980
 Cement Industries of Malaysia Berhad..................        13,000        34,701
 Chemical Co. of Malaysia Berhad.......................        16,000        50,996
 Country Heights Holdings Berhad.......................        13,000        84,422
 DMIB Berhad...........................................        30,000        27,490
 DNP Holdings Berhad...................................        34,000        28,311
 *Damansara Realty Berhad..............................        65,000        33,924
 Datuk Keramik Holdings Berhad.........................        24,000        37,100
 Diperdana Corp. Berhad................................         3,000        21,753
 *FACB Berhad..........................................        66,000        31,028
                                                            SHARES           VALUE+
                                                         ------------  ------------
 FCW Holdings Berhad...................................        16,000  $     21,291
 *Faber Group Berhad...................................        32,000        30,598
 Federal Flour Mills Berhad............................        20,000        48,207
 Golden Plus Holdings Berhad...........................        16,000        30,343
 Gopeng Berhad.........................................        17,000        35,219
 *Granite Industries Berhad............................        22,000        30,151
 Guthrie Ropel Berhad..................................        11,000        19,721
 HLG Capital Berhad....................................        12,000        32,988
 IGB Corp. Berhad......................................        42,000        40,494
 *Insas Berhad.........................................        56,000        40,159
 Island & Peninsular Berhad............................        11,000        35,498
 Johan Holdings Berhad.................................        30,000        25,697
 Keck Seng (Malaysia) Berhad...........................        23,000        29,506
 Kelang Container Terminal Berhad......................        12,000        26,056
 Kemayan Corp. Berhad..................................        31,000        35,199
 Kian Joo Can Factory Berhad...........................         6,000        22,590
 Kuala Sidim Berhad....................................        13,000        29,263
 Kulim Malaysia Berhad.................................        18,000        36,574
 Ladang Perbadanan-Fima Berhad.........................        11,000        27,829
 Larut Consolidated Berhad.............................        18,000        20,438
 Leisure Management Berhad.............................        10,000        41,434
 Lion Corp. Berhad.....................................        13,000        26,673
 MBF Holdings Berhad...................................       106,000        57,857
 MUI Properties Berhad.................................        47,000        28,462
 Malayawata Steel Berhad...............................        14,000        22,757
 Malaysia Assurance Alliance Berhad....................         8,800        51,888
 Malaysia Building Society Berhad......................        28,000        41,721
 *Malaysia Building Society Berhad Issue 97............         7,000         9,203
 Malaysian Mosaics Berhad..............................        27,000        35,713
 Malaysian Plantations Berhad..........................        28,000        37,928
 Malaysian Tobacco Co. Berhad..........................        20,000        28,526
 Mancon Berhad.........................................        12,000        23,331
 Maruichi Malaysia Steel Tube Berhad...................         8,000        25,817
 Matsushita Electric Co. (Malaysia) Berhad.............         3,200        27,410
 Nam Fatt Berhad.......................................         9,000        22,769
 Negara Properties (Malaysia) Berhad...................         5,000        20,319
 OSK Holdings..........................................        28,000        54,661
 Pacific Chemicals Berhad..............................        11,000        21,912
 *Pan Pacific Asia Berhad..............................        12,000        29,402
 *Panglobal Berhad.....................................        14,000        28,446
 Parit Perak Holdings Berhad...........................        13,000        16,781
 *Peladang Kimia Berhad................................        14,000        36,813
 Pelangi Berhad........................................        32,000        35,315
 Petaling Garden Berhad................................        11,000        15,777
 *Phileo Land Berhad...................................        12,000        27,968
 Pilecon Engineering Berhad............................        21,000        34,805
 Prime Utilities Berhad................................         3,000        22,829
 *Promet Berhad........................................        52,000        44,128
 SP Settia Berhad......................................         7,000        22,590
 Samanda Holdings Berhad...............................         6,000        50,438
 Selangor Properties Berhad............................        34,000        36,303
 Shangri-la Hotels (Malaysia) Berhad...................        39,000        40,865
 Sriwani Holdings Berhad...............................        12,000        37,291
 Talam Corp. Berhad....................................        14,000        16,733
 Tan & Tan Developments Berhad.........................        28,000        27,442
 Tasek Cement Berhad...................................        13,000        32,629
 *Tongkah Holdings Berhad..............................        14,000        24,319
 Tradewinds (Malaysia) Berhad..........................        13,000        20,717
 United Malacca Rubber Estates Berhad..................         6,000        31,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 United Malayan Land Berhad............................        13,000  $     29,781
 United Plantations Berhad.............................        15,000        30,478
 Westmont Industries Berhad............................        23,000        25,382
 Westmont Land (Asia) Berhad...........................        20,000        28,526
 Wing Tiek Holdings Berhad.............................         8,000        16,414
 Worldwide Holdings Berhad.............................        16,000        20,398
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,865,670)....................................                   2,795,696
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts (Cost $5,964).....................                       5,932
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,871,634)....................................                   2,801,628
                                                                       ------------
PHILIPPINES -- (10.2%)
COMMON STOCKS -- (10.1%)
 *Alaska Milk Corp.....................................       413,000        38,557
 *Alsons Consolidated Resources, Inc...................     1,253,000        65,622
 *Anglo Philippine Holdings Corp.......................       546,000        19,685
 Bacnotan Cement Corp..................................        86,700        29,613
 Bacnotan Consolidated Industries, Inc.................        20,000        36,812
 *Bankard, Inc.........................................       145,000        29,165
 *Cebu Holdings, Inc...................................       860,000        62,664
 Cosmos Bottling Corp..................................       439,000       138,281
 *East Asia Power Resources Corp.......................       431,000       107,137
 Engineering Equipment, Inc............................       564,000        24,829
 *Global Equities, Inc.................................       717,000        40,816
 *Gotesco Land, Inc. Series B..........................    17,000,000        32,258
 *House of Investments, Inc............................       258,000        27,415
 *International Container Terminal Services, Inc.......       207,150       112,026
 Ionics Circuits, Inc..................................        82,500        46,181
 *Kepphil Shipyard, Inc................................       522,000        24,961
 *Kuok Philippine Properties, Inc......................     1,870,000       114,968
 *Lepanto Consolidated Mining Co. Series B.............     1,540,000        53,184
 *MUI Resources (Philippines), Inc.....................     1,121,000        72,323
 *Mabuhay Holdings Corp................................       516,000        26,241
 *Macroasia Corp.......................................       129,000        19,338
 *Manila Jockey Club, Inc..............................        18,800        24,971
 *Mondragon International Philippines, Inc.............       181,700        62,061
 *Negros Navigation Co., Inc...........................       311,000        20,773
 *PDCP Development Bank................................        27,600        29,328
 *Palawan Oil and Gas Exploration, Inc.................    51,600,000        29,374
 Philippine Bank of Communications.....................         4,700        92,751
 *Philippine National Construction Corp................        75,000        37,002
 *Philippine Realty & Holdings Corp....................     2,549,000        88,030
 *Philippine Savings Bank..............................        31,100        49,571
 *Picop Resources, Inc.................................       225,000        34,156
 *Pryce Properties Corp................................       581,900        37,100
 RFM Corp..............................................       335,000        77,552
 Republic Glass Holding Corp...........................       176,250        18,394
 *Robinson's Land Corp. Series B.......................       432,000        55,742
 *SM Development Corp..................................       975,000        83,624
 *Security Bank Corp...................................        39,000        60,683
 *Selecta Dairy Products, Inc..........................       308,000        27,352
 Sime Darby Pilipinas, Inc. SD Tire....................        19,900        26,433
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Solidbank Corp........................................         3,040  $     35,765
 *Soriano (A.) Corp....................................     1,352,970       154,038
 *Southeast Asia Cement Holdings, Inc..................     1,154,000        54,306
 *Steniel Manufacturing Corp...........................       250,000        14,231
 *Union Bank of the Philippines........................        88,300        78,749
 *United Paragon Mining Corp...........................    64,500,000        31,822
 *Universal Rightfield Property Holdings, Inc..........     1,062,000       112,850
 Urban Bank, Inc.......................................         4,920        33,609
 Victorias Milling Co., Inc............................        48,000         3,862
 *Vitarich Corp........................................       176,000        17,366
 *William, Gothong & Aboitiz, Inc......................       763,000        63,125
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,253,512)....................................                   2,576,696
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *RFM Corp. (Cost $10,834).............................        60,909        10,818
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $3,264,346)....................................                   2,587,514
                                                                       ------------
THAILAND -- (6.9%)
COMMON STOCKS -- (6.8%)
 Alphatec Electronics Public Co., Ltd. (Foreign).......        12,900        23,360
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       140,000        61,972
 Asia Securities Trading Public Co., Ltd. (Foreign)....        22,000        25,674
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         4,000        33,159
 Bangkok Agro Industrial Products Public Co., Ltd.
   (Foreign)...........................................         2,700        11,191
 Big C Supercenter Public Co., Ltd. (Foreign)..........        87,000        29,408
 *Castle Peak Holdings Public Co., Ltd. (Foreign)......         6,800        32,563
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        41,831
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................        19,800       105,972
 *Dynamic Eastern Finance Thailand (1991) Co., Ltd.
   (Foreign)...........................................        46,200         8,366
 First City Investment Public Co., Ltd. (Foreign)......        45,000        12,857
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800         9,690
 Hana Microelectronics Co., Ltd. (Foreign).............         6,000        29,940
 Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        19,000        40,141
 KCE Electronics Public Co., Ltd. (Foreign)............         6,000        21,127
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200        24,193
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,000         5,916
 Krisda Mahanakorn Public Co., Ltd. (Foreign)..........        23,800         8,332
 LPN Development Public Co., Ltd. (Foreign)............        15,100        15,419

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Laem Thong Bank Public Co., Ltd. (Foreign)...........        43,700  $     32,533
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        92,555
 Loxley Public Co., Ltd. (Foreign).....................        12,500        24,145
 Media of Medias Public Co., Ltd. (Foreign)............         9,100        30,577
 *Modern Home Development Public Co., Ltd. (Foreign)...        23,700        38,387
 Nakornthon Bank Public Co., Ltd. (Foreign)............        35,900        70,428
 Nation Multimedia Group Public Co., Ltd. (Foreign)....        13,000        23,672
 National Petrochemical Public Co., Ltd. (Foreign).....       108,500        97,148
 Nithipat Finance Public Co., Ltd. (Foreign)...........        35,600        20,056
 PAE (Thailand) Public Co., Ltd. (Foreign).............         6,600         5,843
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        35,700        32,683
 Pizza Public Co., Ltd. (Foreign)......................         9,000        45,272
 Prasit Development Public Co., Ltd. (Foreign).........        29,700        14,342
 Regional Container Lines Public Co., Ltd. (Foreign)...         3,000        21,248
 SCF Finance and Securities Co., Ltd. (Foreign)........        17,000         5,815
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        16,000        35,412
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       168,300        37,250
 Siam City Credit Finance and Securities Public Co.,
   Ltd. (Foreign)......................................        18,200         7,873
 Siam Pulp & Paper Co., Ltd. (Foreign).................        31,500        59,577
 Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................        17,500         9,155
 Siam Tyre Public Co., Ltd. (Foreign)..................         2,500        48,692
 Srithai Superware Public Co., Ltd. (Foreign)..........         6,000        20,161
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200         9,742
 *Supalai Public Co., Ltd. (Foreign)...................        17,300         6,962
 TCJ Motor Public Co., Ltd. (Foreign)..................         7,300        32,608
 Thai Danu Bank Public Co., Ltd. (Foreign).............        41,200        66,732
 Thai Modern Plastic Industry Public Co., Ltd.
   (Foreign)...........................................        15,700        27,483
 Thai Pineapple Public Co., Ltd. (Foreign).............        12,200        11,905
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        12,200        42,467
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        19,300        60,579
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200        47,807
 Thai-Germany Products Public Co., Ltd. (Foreign)......        37,050        24,228
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        34,900        25,280
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100  $     16,564
 *Vinythai Public Co., Ltd. (Foreign)..................       198,700        31,184
 Wall Street Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        13,400         7,280
 Wattachak Public Co., Ltd. (Foreign)..................        49,500        15,139
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,583,332)....................................                   1,739,895
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Thailand Baht (Cost $16,329).........................                      17,052
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Laem Thong Bank Public Co., Ltd. (Foreign) Rights
   06/12/97............................................        13,446             0
 *Wall Street Finance and Securities Public Co., Ltd.
   (Foreign) Rights 06/27/97...........................         6,700           944
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         944
                                                                       ------------
TOTAL -- THAILAND
  (Cost $2,599,661)....................................                   1,757,891
                                                                       ------------
ARGENTINA -- (6.7%)
COMMON STOCKS -- (6.7%)
 *Acindar Industria Argentina de Aceros SA Series A....        50,000       118,309
 *Alpargatas SA Industrial y Comercial.................       140,000       127,324
 Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        36,000        62,311
 Bagley y Cia, Ltd. SA Series B........................        62,000       124,062
 *Bonafide SA Industrial y Comercial Bona Series C.....        34,000        20,410
 *Celulosa Argentina SA Series B.......................        25,500        10,333
 Central Puerto SA Series B............................        43,000       135,948
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000        23,111
 *Corcemar SA Series B.................................        19,000       107,404
 *Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        61,250       120,110
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................         7,000        28,154
 *Ferrum SA de Ceramica y Metalurgica Series B.........        15,000        27,013
 Fiplasto SA Comercial y Industrial Series B...........         6,000        25,213
 Garovaglio y Zorraquin SA.............................        14,160        45,760
 Importadora y Exportadora de la Patagonia Series B....        11,500       159,930
 Introductora de Buenos Aires SA Series A..............        10,105        24,264
 Massalin Particulares SA Series B.....................        41,000       244,072
 Morixe Hermanos SA....................................         9,000        22,061
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000       117,319
 *Pirelli Cables SA....................................        23,786        58,305
 *Polledo SA Industrial y Constructora y Financiera....        26,000        28,900
 *Quimica Estrella SA Series B.........................        24,000        30,735

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sol Petroleo SA.......................................        10,000  $     19,610
 *Supervielle Soc......................................        15,000        25,813
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,543,048)....................................                   1,706,471
                                                                       ------------

PREFERRED STOCKS -- (0.0%)
 *Quimica Estrella SA 10% Cumulative Convertible Series
   B
   (Cost $3,261).......................................         3,260         4,175
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Corcemar SA Rights 06/04/97
   (Cost $0)...........................................        19,000             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $1,546,309)....................................                   1,710,646
                                                                       ------------
                                                                 FACE
                                                               AMOUNT
                                                         ------------
                                                               (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.30%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98)
   (Cost $172,000).....................................  $        172       172,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.8%)
  (Cost $25,436,075)++.................................                  25,623,256
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.8%)
 Other Assets..........................................                     114,764
 Payable for Fund Shares Redeemed......................                     (74,091)
 Other Liabilities.....................................                      (7,941)
 Payable for Reimbursement Fee.........................                    (245,412)
                                                                       ------------
                                                                           (212,680)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $ 25,410,576
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (51.4%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98...................................  $     4,530   $  4,524,926
Anheuser-Busch Companies, Inc. Corporate Bonds
    7.600%, 03/01/99...................................        1,000      1,020,000
Associates Corp. of North America Corporate Bonds
    7.250%, 05/15/98...................................        1,000      1,011,020
    8.800%, 08/01/98...................................        2,000      2,058,540
Associates Corp. of North America Medium Term Notes
    6.500%, 09/09/98...................................       16,650     16,737,744
    6.250%, 03/15/99...................................        3,100      3,092,250
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................       22,000     22,000,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................       22,540     22,652,700
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98...................................       23,100     23,013,375
Chubb Capital Corp. Medium Term Notes
    6.000%, 02/01/98...................................        5,000      5,007,499
Colgate-Palmolive Co. Medium Term Notes
    6.550%, 02/16/98...................................       10,000     10,049,599
    6.630%, 02/16/98...................................        1,540      1,548,470
    6.710%, 02/16/98...................................       10,000     10,060,399
DuPont (E.I.) de Nemours & Co. Corporate Bonds
    8.650%, 12/01/97...................................        1,050      1,064,836
FCC National Bank Medium Term Notes
    6.000%, 04/02/98...................................       23,000     23,015,868
    6.144%, 10/30/98...................................        2,000      2,001,020
Ford Motor Credit Co. Corporate Bonds
    6.250%, 02/26/98...................................        7,000      7,025,270
    7.250%, 05/15/99...................................        5,800      5,887,000
GTE North, Inc. Corporate Bonds Series B
    5.500%, 02/15/99...................................        1,000        986,250
General Electric Capital Corp. Medium Term Notes
    8.700%, 02/09/98...................................        4,000      4,079,480
    7.050%, 03/27/98...................................        4,750      4,798,212
    7.020%, 04/13/98...................................        3,000      3,030,150
    6.844%, 04/23/98...................................       10,725     10,820,344
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................       23,000     23,086,250
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,098,999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98...................................  $     8,650   $  8,812,187
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................       19,000     19,074,478
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................        6,000      5,994,059
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        8,550      8,742,375
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    8.500%, 02/15/98...................................        9,850     10,022,375
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99...................................       24,000     23,880,000
Norwest Corp. Medium Term Notes
    5.750%, 03/15/98...................................        2,000      1,996,680
    6.000%, 10/13/98...................................        2,000      2,002,900
    5.750%, 11/16/98...................................        7,600      7,555,008
Norwest Financial, Inc. Medium Term Notes
    6.230%, 09/01/98...................................        3,285      3,297,450
    6.250%, 03/15/99...................................        2,000      1,997,500
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................       17,850     17,850,000
Paccar Financial Corp. Medium Term Notes
    7.350%, 02/02/98...................................        5,210      5,267,414
    5.280%, 03/20/98...................................        5,000      4,986,500
Pepsico, Inc. Medium Term Notes
    6.125%, 01/15/98...................................        2,000      2,002,740
    5.463%, 07/01/98...................................        4,851      4,823,494
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................       24,230     24,324,495
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98...................................        2,850      2,882,176
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        1,250      1,237,175
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        3,000      3,003,750
Upjohn Co. Medium Term Notes
    5.920%, 02/17/98...................................        5,000      4,999,800
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98...................................        3,350      3,332,345
    5.600%, 03/08/99...................................       11,000     10,848,750
                                                                       ------------
TOTAL BONDS
  (Cost $391,788,922)..................................                 392,603,852
                                                                       ------------
COMMERCIAL PAPER -- (23.3%)
AI Credit Corp. C.P.
    5.570%, 07/21/97...................................        2,700      2,678,238

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Barclays U.S. Funding Corp. C.P.
    5.600%, 08/04/97...................................  $     7,000   $  6,928,133
Barton Capital Corp. C.P.
    5.450%, 06/05/97...................................        3,005      3,002,220
    5.550%, 06/19/97...................................        3,500      3,489,189
    5.640%, 07/01/97...................................        7,000      8,955,519
    5.630%, 08/01/97...................................        7,000      6,931,522
Beta Finance, Inc. C.P.
    5.640%, 08/08/97...................................        9,500      9,396,555
Caisse des Depots et Consignments C.P.
    5.380%, 06/12/97...................................       21,000     20,957,912
Corporate Asset Funding Corp. C.P.
    5.550%, 06/06/97...................................       19,000     18,979,495
    5.600%, 07/03/97...................................        2,000      1,989,498
    5.610%, 07/11/97...................................        1,000        993,502
Delaware Funding Corp. C.P.
    5.600%, 06/09/97...................................        6,000      5,990,750
    5.590%, 06/30/97...................................        1,800      1,791,382
    5.630%, 07/08/97...................................        4,000      3,975,863
Enterprise Funding Corp. C.P.
    5.620%, 07/28/97...................................       10,500     10,404,665
    5.640%, 08/01/97...................................        4,000      3,961,220
    5.620%, 08/12/97...................................        2,500      2,471,479
Export Development Corp. C.P.
    5.580%, 06/16/97...................................        2,270      2,264,040
General Electric Capital Corp. C.P.
    5.590%, 07/15/97...................................        8,000      7,942,960
Glaxo Wellcome P.L.C. C.P.
    5.590%, 07/22/97...................................        2,000      1,983,482
National Rural Utilities Cooperative Finance Corp. C.P.
    5.560%, 06/20/97...................................        1,000        996,757
Novartis Finance Corp. C.P.
    5.490%, 06/04/97...................................        1,130      1,129,109
Sheffield Receivables Corp. C.P.
    5.600%, 07/15/97...................................        1,000        992,870
Sigma Finance Corp. C.P.
    5.600%, 06/16/97...................................        6,000      5,984,246
    5.610%, 06/23/97...................................        2,500      2,490,733
    5.610%, 06/27/97...................................        5,000      4,978,377
    5.660%, 07/28/97...................................        1,000        990,839
    5.640%, 08/04/97...................................            0      4,948,667
    5.650%, 08/04/97...................................        3,000      2,969,200
St. Michael Finance Ltd. C.P.
    5.570%, 06/11/97...................................        8,229      8,213,776
    5.570%, 06/16/97...................................        9,700      9,674,532
Teco Finance, Inc. C.P.
    5.620%, 07/10/97...................................        5,000      4,968,111
    5.630%, 08/04/97...................................        2,000      1,979,357
Triple-A-One Plus Funding Corp. C.P.
    5.530%, 06/16/97...................................        1,932      1,926,927
USAA Capital Corp. C.P.
    5.540%, 06/20/97...................................          300        299,027
                                                                       ------------
TOTAL COMMERCIAL PAPER (Cost $177,680,614).............                 177,630,152
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

AGENCY OBLIGATIONS -- (17.9%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................  $     2,850   $  2,890,299
Federal Home Loan Bank
    5.715%, 03/20/98...................................       10,000      9,982,400
    6.060%, 10/02/98...................................       25,000     24,997,247
    5.100%, 01/26/99...................................        3,200      3,147,264
    5.947%, 02/26/99...................................       20,000     19,951,200
Federal National Mortgage Association
    6.410%, 07/17/98...................................       13,000     13,055,899
    5.940%, 08/14/98...................................       25,000     24,957,247
    5.700%, 12/18/98...................................        8,100      8,051,399
Student Loan Marketing Association
    7.000%, 03/03/98...................................        9,400      9,475,199
    6.250%, 06/30/98...................................       20,000     20,050,198
                                                                       ------------
TOTAL AGENCY OBLIGATIONS (Cost $136,573,919)...........                 136,558,352
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (4.5%)
U.S. Treasury Notes
    5.750%, 12/31/98...................................       17,000     16,918,059
    6.375%, 04/30/99...................................       17,700     17,753,629
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,652,826).....                  34,671,688
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (1.8%)
  American Express Centurion Bank
    5.718%, 06/05/97 (Cost $14,000,000)................       14,000     14,000,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99) (Cost $183,000)....................          183        183,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.9%) (Cost $754,879,281)++.....                 755,647,044
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
 Other Assets..........................................                   8,547,700
 Payable for Fund Shares Redeemed......................                     (95,468)
 Other Liabilities.....................................                     (86,634)
                                                                       ------------
                                                                          8,365,598
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 76,365,535
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $764,012,642
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.00
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (62.1%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98...................................  $     3,300   $  3,296,303
Anheuser-Busch Companies, Inc. Corporate Bonds
    7.600%, 03/01/99...................................        3,500      3,570,000
Associates Corp. of North America Corporate Bonds
    8.350%, 12/23/98...................................        3,000      3,095,700
Associates Corp. of North America Medium Term Notes
    6.250%, 03/15/99...................................          400        399,000
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................        3,700      3,700,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................        3,300      3,316,500
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98...................................        2,500      2,490,625
Coca-Cola Co., Inc. Corporate Bonds
    7.875%, 09/15/98...................................        2,625      2,683,773
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................        3,000      3,001,530
Ford Motor Credit Co. Corporate Bonds
    9.250%, 06/15/98...................................        3,000      3,100,770
GTE North, Inc. Corporate Bond Series B
    5.500%, 02/15/99...................................        4,000      3,945,000
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................        3,700      3,713,875
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        3,700      3,773,259
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98...................................        3,000      3,056,250
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................        1,760      1,834,800
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................        3,000      3,011,760
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        3,000      3,067,500
National Rural Utilities Cooperative Finance Corp
  Medium Term Notes
    6.875%, 06/15/98...................................        3,000      3,017,940
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99...................................        3,750      3,731,250
Norwest Corp. Medium Term Notes
    6.000%, 10/13/98...................................        3,000      3,004,350
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................        1,575      1,575,000
Paccar Financial Corp. Medium Term Notes
    7.320%, 07/15/98...................................        3,000      3,046,590

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................  $     3,000   $  3,011,700
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98...................................        2,500      2,528,225
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        3,500      3,464,090
St. Paul Companies, Inc. Medium Term Notes
    8.350%, 08/27/98...................................        1,500      1,540,800
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        2,500      2,503,125
Upjohn Co. Medium Term Notes
    5.920%, 02/17/98...................................        3,000      2,999,880
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98...................................        3,000      2,984,190
                                                                       ------------
TOTAL BONDS (Cost $84,366,940).........................                  84,463,785
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (27.8%)
U.S. Treasury Notes
    5.750%, 12/31/98...................................       30,000     29,855,197
    5.875%, 02/28/99...................................        1,000        995,580
    6.250%, 03/31/99...................................        1,000      1,001,420
    6.250%, 05/31/99...................................        6,000      6,003,300
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,900,475).....                  37,855,497
                                                                       ------------
AGENCY OBLIGATIONS -- (7.2%)
Federal Farm Credit Bank
    5.450%, 12/14/98...................................        2,750      2,719,007
Federal National Mortgage Association
    5.940%, 08/14/98...................................        2,000      1,996,580
Student Loan Marketing Association
    6.250%, 06/30/98...................................        5,000      5,012,549
                                                                       ------------
TOTAL AGENCY OBLIGATIONS (Cost $9,706,645).............                   9,728,136
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (2.3%)
 Inter-American Development Bank 9.450%, 09/15/98 (Cost
   $3,125,166).........................................        3,000      3,120,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99) (Cost $867,000)....................          867        867,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $135,966,226)++................................                $136,034,418
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
U.S. TREASURY OBLIGATIONS -- (99.6%)
U.S. Treasury Notes
   5.500%, 11/15/98....................................  $     22,800  $ 22,621,018
   5.625%, 11/30/98....................................         1,000       993,860
   5.750%, 12/31/98....................................         9,000     8,956,619
   5.875%, 01/31/99....................................         3,000     2,988,689
   5.875%, 02/28/99....................................        42,000    41,814,360
   6.250%, 03/31/99....................................         2,000     2,002,840
   6.375%, 04/30/99....................................         3,000     3,009,090
   6.250%, 05/31/99....................................        27,000    27,014,850
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $109,532,049)...................................                 109,401,326
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/02/97
  (Collateralized by U.S. Treasury Notes 6.00%,
  08/15/99)
  (Cost $454,000)......................................           454       454,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $109,986,049)++....                $109,855,326
                                                                       ------------
                                                                       ------------
--------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
CANADA -- (29.6%)
BONDS -- (28.5%)
Alberta (Province of)
   6.000%, 03/01/99....................................        8,000   $  5,929,466
Bayerische Landesbank Girozentrale
   8.375%, 11/23/98....................................        1,627      1,240,663
British Columbia (Province of)
   10.000%, 10/09/98...................................        9,000      6,993,265
Canada (Government of)
   4.000%, 03/15/99....................................       13,000      9,352,017
European Investment Bank
   9.000%, 08/17/98....................................        2,000      1,527,555
Export Development Corp.
   6.625%, 08/12/98....................................        3,000      2,230,936
Farm Credit Corp. Euro Medium Term Notes
   6.250%, 01/08/99....................................       12,300      9,107,647
General Electric Capital Canada, Inc.
   7.250%, 11/27/98....................................        3,000      2,251,792
General Electric Capital Corp. Series B & C Euro Medium
  Term Notes
   6.375%, 11/09/98....................................        2,000      1,483,091
International Finance Corp.
   7.750%, 08/18/98....................................        8,000      6,033,167
Kellogg Co.
   6.250%, 10/12/98....................................       12,000      8,863,784
Minnesota Mining & Manufacturing Co.
   6.500%, 10/15/98....................................       12,800      9,491,781
Nippon Telegraph & Telephone Corp.
   7.250%, 06/25/98....................................        5,000      3,728,003
Norway (Kingdom of)
   7.250%, 10/22/98....................................       13,000      9,749,294
Ontario (Province of)
   10.625%, 07/15/98...................................        5,300      4,097,147
Ontario-Hydro
   10.875%, 03/29/99...................................        6,000      4,804,258
Toronto (Municipality of)
   11.000%, 02/16/99...................................        7,089      5,646,969
Toyota Credit Canada, Inc.
   7.125%, 06/01/98....................................        2,550      1,897,404
World Bank (International Bank for Reconstruction and
  Development)
   6.250%, 10/15/98....................................        8,900      6,593,309
                                                                       ------------
TOTAL BONDS
  (Cost $102,373,552)..................................                 101,021,548
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.1%)
*Canadian Dollars
  (Cost $3,749,253)....................................                   3,753,598
                                                                       ------------
TOTAL -- CANADA
  (Cost $106,122,805)..................................                 104,775,146
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

UNITED STATES -- (27.0%)
BONDS -- (27.0%)
Alberta (Province of)
   7.625%, 11/05/98....................................        4,000   $  4,068,000
Associates Corp. of North America Corporate Bonds
   8.350%, 12/23/98....................................        2,000      2,063,800
   6.680%, 05/10/99....................................          500        501,875
Australia & New Zealand Banking Group
   6.500%, 12/30/98....................................        4,000      4,013,200
BP America, Inc.
   9.750%, 03/01/99....................................        9,525     10,029,825
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
   6.400%, 05/05/99....................................        8,000      7,988,072
Bayerische Vereinsbank AG
   5.250%, 02/01/99....................................        7,000      6,886,600
Chubu Electric Power
   8.250%, 09/25/98....................................        3,515      3,592,681
Credit Locale de France SA
   5.125%, 11/30/98....................................        6,000      5,901,000
Denmark (Kingdom of)
   5.450%, 09/24/98....................................        2,000      1,981,600
FCC National Bank Medium Term Notes
   6.144%, 10/30/98....................................        2,000      2,001,020
IBM Credit Corp.
   6.625%, 04/19/99....................................        5,000      5,025,000
National Australia Bank
   5.375%, 02/09/99....................................        9,400      9,261,820
NationsBank N.C. Corporate Bonds
   6.100%, 01/19/99....................................        6,000      5,982,044
Norwest Financial, Inc. Medium Term Notes
   6.250%, 03/15/99....................................        3,000      2,996,250
Nova Scotia (Bank of)
   6.625%, 12/31/98....................................        5,000      5,018,000
   6.375%, 04/14/99....................................        4,000      3,999,200
Qantas Airways, Ltd.
   9.500%, 11/30/98....................................        3,500      3,643,150
Tokyo Electric Power Co., Inc.
   8.750%, 08/28/98....................................        5,700      5,853,330
UBS Finance, Inc. Medium Term Notes
   6.200%, 10/01/98....................................        3,000      3,003,750
Wachovia Bank
   4.900%, 10/15/98....................................        2,000      1,969,900
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $95,829,408)...................................                  95,780,117
                                                                       ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
GERMANY -- (16.8%)
BONDS -- (16.3%)
Bank voor Nederlandsche Gemeenten BNG Euro Medium Term
  Notes
   4.250%, 04/09/99....................................       12,000   $  7,077,823
DSL Finance BV
   5.000%, 02/09/99....................................        3,000      1,793,154
Eurofima Europaeische Gesellschaft Fuer Die
  Finanzierung Von Eisenbahnmaterial, Basel
   6.250%, 07/20/98....................................        5,000      3,014,043
Germany (Federal Republic of)
   3.750%, 03/19/99....................................        8,000      4,695,611
LKB Bader-Wuerttemberg Finance NV
   6.000%, 05/10/99....................................       16,000      9,755,413
Landesbank Hessen-Thueringen Girozentrale
   5.500%, 08/14/98....................................        4,500      2,693,680
   8.500%, 10/01/98....................................        8,000      4,980,690
Morgan (J.P.) and Co., Inc.
   7.250%, 11/30/98....................................       15,000      9,217,671
Suedwestdeutsche Landesbank Capital Markets P.L.C.
   5.000%, 02/08/99....................................        7,431      4,438,164
   7.125%, 02/17/99....................................        8,649      5,336,671
Treuhandanstalt
   5.000%, 01/14/99....................................        8,000      4,781,744
                                                                       ------------
TOTAL BONDS
  (Cost $59,837,622)...................................                  57,784,664
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
*German Marks
  (Cost $1,822,024)....................................                   1,820,842
                                                                       ------------
TOTAL -- GERMANY
  (Cost $61,659,646)...................................                  59,605,506
                                                                       ------------
UNITED KINGDOM -- (12.7%)
BONDS -- (12.7%)
Abbey National Treasury Services P.L.C.
   7.125%, 12/30/98....................................        2,000      3,256,166
Deutsche Siedlungs & Landesrentenbank
   7.750%, 08/12/98....................................        4,669      7,670,861
Eksportfinans ASA
   7.250%, 11/30/98....................................        3,556      5,799,910
Halifax Building Society, Ltd.
   7.750%, 12/03/98....................................        6,000      9,852,710
Hewlett Packard Finance Co.
   7.125%, 12/23/98....................................        2,000      3,239,520
KFW International Finance, Inc.
   7.875%, 07/06/98....................................        3,115      5,122,316
National & Provincial Building Society
   8.250%, 11/04/98....................................        1,000      1,653,216
Nordic Investment Bank
   7.750%, 08/13/98....................................        5,000      8,215,488
                                                                       ------------
TOTAL BONDS
  (Cost $44,242,943)...................................                  44,810,187
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
  (Cost $485)..........................................                $        496
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $44,243,428)...................................                  44,810,683
                                                                       ------------
NETHERLANDS -- (6.3%)
BONDS -- (6.2%)
ABN-Amro Bank NV
   6.500%, 11/15/98....................................        3,500      1,890,511
Austria (Republic of)
   6.500%, 05/07/99....................................        1,500        820,777
Bank voor Nederlandsche Gemeenten BNG
   7.000%, 02/04/99....................................        5,000      2,732,013
Denmark (Kingdom of)
   6.125%, 08/20/98....................................        9,000      4,828,467
European Investment Bank
   5.000%, 02/16/99....................................        4,000      2,122,002
Netherlands (Kingdom of)
   6.500%, 01/15/99....................................       15,000      8,160,845
   7.000%, 03/15/99....................................        3,000      1,650,156
                                                                       ------------
TOTAL BONDS
  (Cost $23,822,931)...................................                  22,204,771
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
*Netherlands Guilder
  (Cost $235,466)......................................                     234,619
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $24,058,397)...................................                  22,439,390
                                                                       ------------
AUSTRALIA -- (3.1%)
BONDS -- (3.1%)
Credit Locale de France SA Euro Medium Term Notes
   10.500%, 01/06/99...................................        2,900      2,353,969
McDonald's Australian Property Funding Corp.
   10.500%, 11/05/98...................................        3,300      2,664,562
Rural and Industries Bank of Western Australia
   6.500%, 10/29/98....................................        3,885      2,980,485
World Bank (International Bank for Reconstruction and
  Development)
   7.600%, 04/22/99....................................        4,000      3,117,822
                                                                       ------------
TOTAL BONDS
  (Cost $11,353,869)...................................                  11,116,838
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
*Australian Dollar
  (Cost $2)............................................                           2
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $11,353,871)...................................                  11,116,840
                                                                       ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (2.7%)
BONDS -- (2.7%)
France (Government of) BTAN
   4.750%, 04/12/99
     (Cost $9,621,054).................................       55,000   $  9,685,984
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
*French Francs
  (Cost $515)..........................................                         520
                                                                       ------------
TOTAL -- FRANCE
  (Cost $9,621,569)....................................                   9,686,504
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Japanese Yen..........................................                         410
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)
   (Cost $6,270,000)...................................        6,270      6,270,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $359,159,511)++................................                $354,484,596
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value...................................................................     $136,034
  Cash...................................................................................            1
  Receivables
    Interest.............................................................................        2,378
    Investment Securities Sold...........................................................        6,063
    Fund Shares Sold.....................................................................           17
  Prepaid Expenses and Other Assets......................................................            9
                                                                                           -----------
      Total Assets.......................................................................      144,502
                                                                                           -----------
LIABILITIES:
  Payable for Investment Securities Purchased............................................        5,993
  Accrued Expenses and Other Liabilities.................................................           29
                                                                                           -----------
      Total Liabilities..................................................................        6,022
                                                                                           -----------
NET ASSETS...............................................................................     $138,480
                                                                                           -----------
                                                                                           -----------
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)................................................   13,595,887
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................       $10.19
                                                                                           -----------
                                                                                           -----------
Investments at Cost......................................................................     $135,966
                                                                                           -----------
                                                                                           -----------

                 See accompanying Notes to Financial Statements

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value.......................................................................  $ 109,855
Cash.......................................................................................          1
Receivables
    Interest...............................................................................      1,020
    Investment Securities Sold.............................................................     27,842
    Fund Shares Sold.......................................................................         53
Prepaid Expenses and Other Assets..........................................................         10
                                                                                             ---------
            Total Assets...................................................................    138,781
                                                                                             ---------
LIABILITIES:
Payable for Investment Securities Purchased................................................     26,970
Accrued Expenses and Other Liabilities.....................................................         22
                                                                                             ---------
            Total Liabilities..............................................................     26,992
                                                                                             ---------
NET ASSETS.................................................................................  $ 111,789
                                                                                             ---------
                                                                                             ---------
Investments at Cost........................................................................  $ 109,986
                                                                                             ---------
                                                                                             ---------

                 See accompanying Notes to Financial Statements

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value...................................................................  $   354,484
  Receivables
    Interest.............................................................................       10,797
    Investment Securities Sold...........................................................        8,318
    Fund Shares Sold.....................................................................          819
  Unrealized Gain on Forward Currency Contracts..........................................        1,143
  Prepaid Expenses and Other Assets......................................................            8
                                                                                           -----------
            Total Assets.................................................................      375,569
                                                                                           -----------
LIABILITIES:
  Payable for Investment Securities Purchased............................................       13,902
  Accrued Expenses and Other Liabilities.................................................          128
                                                                                           -----------
            Total Liabilities............................................................       14,030
                                                                                           -----------
NET ASSETS...............................................................................  $   361,539
                                                                                           -----------
                                                                                           -----------
SHARES OUTSTANDING $.01 PAR VALUE
    (Unlimited Number of Shares Authorized)..............................................   34,998,608
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE...........................................................  $     10.33
                                                                                           -----------
                                                                                           -----------
Investments at Cost......................................................................  $   359,160
                                                                                           -----------
                                                                                           -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.     THE U.S.     THE ENHANCED     THE U.S.     THE U.S.
                                                             6-10 SMALL      LARGE       U.S. LARGE      SMALL CAP    LARGE CAP
                                                               COMPANY      COMPANY        COMPANY         VALUE        VALUE
                                                               SERIES       SERIES         SERIES         SERIES       SERIES
                                                             -----------  -----------  ---------------  -----------  -----------
INVESTMENT INCOME
    Dividends..............................................   $   1,403    $   5,236      $       1      $   8,186    $  12,165
    Interest...............................................         172           68            667            820          323
    Income from Securities Lending.........................          85           21             --            212           49
                                                             -----------  -----------       -------     -----------  -----------
        Total Investment Income............................       1,660        5,325            668          9,218       12,537
                                                             -----------  -----------       -------     -----------  -----------

EXPENSES
    Investment Advisory Services...........................          42           67              7          1,452          537
    Accounting & Transfer Agent Fees.......................          76           40             14            394          292
    Custodian's Fees.......................................          25           59             12            127           97
    Legal Fees.............................................           2            5              1             13           10
    Audit Fees.............................................           3            2              1             15           11
    Shareholders' Reports..................................           3            2              1             18           13
    Trustees' Fees and Expenses............................           1            1             --              4            3
    Other..................................................           7            4              4             19           13
                                                             -----------  -----------       -------     -----------  -----------
        Total Expenses.....................................         159          180             40          2,042          976
                                                             -----------  -----------       -------     -----------  -----------
    NET INVESTMENT INCOME..................................       1,501        5,145            628          7,176       11,561
                                                             -----------  -----------       -------     -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
    Net Realized Gain on Investment Securities.............      10,445          116             86         79,221       35,763
    Net Realized Gain on Foreign Currency Transactions.....          --           --            405             --           --
    Net Realized Gain on Futures...........................          --           --          4,240             --           --
    Net Realized Gain on Swap Contracts....................          --           --            403             --           --
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.........       9,280       64,973           (315)        76,107       72,107
        Translation of Foreign Currency Denominated
          Amounts..........................................          --           --           (100)            --           --
        Futures............................................          --           --         (2,234)            --           --
        Swap Contracts.....................................          --           --           (104)            --           --
                                                             -----------  -----------       -------     -----------  -----------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY.............................................      19,725       65,089          2,381        155,328      107,870
                                                             -----------  -----------       -------     -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $  21,226    $  70,234      $   3,009      $ 162,504    $ 119,431
                                                             -----------  -----------       -------     -----------  -----------
                                                             -----------  -----------       -------     -----------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                THE       THE PACIFIC   THE UNITED       THE
                                                             JAPANESE         RIM         KINGDOM    CONTINENTAL    THE DFA
                                                               SMALL         SMALL         SMALL        SMALL     INTERNATIONAL
                                                              COMPANY       COMPANY       COMPANY      COMPANY       VALUE
                                                              SERIES        SERIES        SERIES       SERIES        SERIES
                                                            -----------  -------------  -----------  -----------  ------------
INVESTMENT INCOME
    Dividends, (Net of Foreign Taxes Withheld of $257,
      $112, $449, $359 and $1,694, respectively)..........   $   1,454     $   2,241     $   2,668    $   3,423     $   15,672
    Interest..............................................         104           101            65          186            619
    Income from Securities Lending........................         341            73            --           62            625
                                                            -----------  -------------  -----------  -----------  ------------
        Total Investment Income...........................       1,899         2,415         2,733        3,671         16,916
                                                            -----------  -------------  -----------  -----------  ------------

EXPENSES
    Investment Advisory Services..........................         138           117            95          174          1,374
    Accounting & Transfer Agent Fees......................         168           143           116          198            381
    Custodian's Fees......................................          62           151            15           89            338
    Legal Fees............................................           5             4             3            6             14
    Audit Fees............................................           7             6             5            8             15
    Shareholders' Reports.................................           7             6             5            8             18
    Trustees' Fees and Expenses...........................           2             1             1            1              4
    Other.................................................          13             9             8           14             40
                                                            -----------  -------------  -----------  -----------  ------------
        Total Expenses....................................         402           437           248          498          2,184
                                                            -----------  -------------  -----------  -----------  ------------
    NET INVESTMENT INCOME.................................       1,497         1,978         2,485        3,173         14,732
                                                            -----------  -------------  -----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
    Net Realized Gain on Investment Securities............         414         1,498         6,805        5,861         16,961
    Net Realized Gain (Loss) on Foreign Currency
      Transactions........................................        (114)          (69)           75         (239)        (1,204)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency........     (55,945)        1,093        (1,222)      23,686         22,791
        Translation of Foreign Currency Denominated
          Amounts.........................................          85           (10)           12         (165)          (135)
                                                            -----------  -------------  -----------  -----------  ------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY............................................     (55,560)        2,512         5,670       29,143         38,413
                                                            -----------  -------------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................   $ (54,063)    $   4,490     $   8,155    $  32,316     $   53,145
                                                            -----------  -------------  -----------  -----------  ------------
                                                            -----------  -------------  -----------  -----------  ------------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                         THE                            THE DFA         THE DFA         THE DFA         THE DFA
                                      EMERGING      THE EMERGING       ONE-YEAR        TWO-YEAR        TWO-YEAR     TWO-YEAR GLOBAL
                                       MARKETS    MARKETS SMALL CAP  FIXED INCOME   CORPORATE FIXED   GOVERNMENT     FIXED INCOME
                                       SERIES         SERIES(1)         SERIES       INCOME SERIES      SERIES          SERIES
                                     -----------  -----------------  -------------  ---------------  -------------  ---------------
INVESTMENT INCOME
    Dividends, (Net of Foreign
      Taxes Withheld of $213,$18,
      $0, $0, $0 and $0,
      respectively)................   $   2,987       $     371               --              --              --              --
    Interest.......................         188              52        $  23,131       $   3,944       $   3,147       $   8,413
                                     -----------          -----      -------------       -------     -------------       -------
        Total Investment Income....       3,175             423           23,131           3,944           3,147           8,413
                                     -----------          -----      -------------       -------     -------------       -------

EXPENSES
    Investment Advisory Services...          95              23              197              98              82              85
    Accounting & Transfer Agent
      Fees.........................         116              14              101              30              27             166
    Custodians' Fees...............         275              74               49               8               7              38
    Legal Fees.....................          12               3                3               1               1               6
    Audit Fees.....................           4              --                4               1               1               6
    Shareholders' Reports..........           5               1                4               1               1               7
    Trustees' Fees and Expenses....           1              --                1               1              --               1
    Other..........................          13               1               12               2               2               3
                                     -----------          -----      -------------       -------     -------------       -------
        Total Expenses.............         521             116              371             142             121             312
                                     -----------          -----      -------------       -------     -------------       -------
    NET INVESTMENT INCOME..........       2,654             307           22,760           3,802           3,026           8,101
                                     -----------          -----      -------------       -------     -------------       -------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
    Net Realized Gain (Loss) on
      Investment Securities........         153               6              408             197            (222)            868
    Net Realized Gain (Loss) on
      Foreign Currency
      Transactions.................         (61)            (29)              --              --              --           9,973
    Change in Unrealized
      Appreciation (Depreciation)
      of:
        Investment Securities and
          Foreign Currency.........      15,826             187           (2,662)           (755)           (487)         (8,387)
        Translation of Foreign
          Currency Denominated
          Amounts..................         (13)             --               --              --              --          (1,137)
                                     -----------          -----      -------------       -------     -------------       -------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................      15,905             164           (2,254)           (558)           (709)          1,317
                                     -----------          -----      -------------       -------     -------------       -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........   $  18,559       $     471        $  20,506       $   3,244       $   2,317       $   9,418
                                     -----------          -----      -------------       -------     -------------       -------
                                     -----------          -----      -------------       -------     -------------       -------

(1)  For the period December 2, 1996 (commencement of operations) to May 31,
1997.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S. 6-10 SMALL    THE U.S. LARGE COMPANY    THE ENHANCED U.S. LARGE
                                                         COMPANY SERIES               SERIES                COMPANY SERIES
                                                     -----------------------  -----------------------  -------------------------
                                                      SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS
                                                        ENDED        ENDED       ENDED        ENDED       ENDED      JULY 3, TO
                                                       MAY 31,     NOV. 30,     MAY 31,     NOV. 30,     MAY 31,      NOV. 30,
                                                         1997        1996         1997        1996         1997         1996
                                                     ------------  ---------  ------------  ---------  ------------  -----------
                                                     (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............................   $    1,501   $   2,838   $    5,145   $   5,282   $      628    $     401
  Net Realized Gain (Loss) on Investment
    Securities.....................................       10,445      30,043          116         (18)          86          142
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...................................           --          --           --          --          405          (28)
  Net Realized Gain on Futures.....................           --          --           --          --        4,240           --
  Net Realized Gain on Swap Contracts..............           --          --           --          --          403           --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency.....        9,280      10,563       64,973      63,985         (315)          67
    Translation of Foreign Currency Denominated
      Amounts......................................           --          --           --          --         (100)         172
    Futures........................................           --          --           --          --       (2,234)       3,290
    Swap Contracts.................................           --          --           --          --         (104)         380
                                                     ------------  ---------  ------------  ---------  ------------  -----------

    Net Increase in Net Assets Resulting from
      Operations...................................       21,226      43,444       70,234      69,249        3,009        4,424
                                                     ------------  ---------  ------------  ---------  ------------  -----------

Distributions From:
  Net Investment Income............................         (327)     (2,841)          --      (1,215)        (544)        (332)
  Net Realized Gains...............................      (30,080)    (12,248)          --        (686)      (3,437)          --
                                                     ------------  ---------  ------------  ---------  ------------  -----------
      Total Distributions..........................      (30,407)    (15,089)          --      (1,901)      (3,981)        (332)
                                                     ------------  ---------  ------------  ---------  ------------  -----------

Capital Share Transactions (1):
  Shares Issued....................................       79,877      73,274           --      32,324        7,280       25,091
  Shares Issued in Lieu of Cash Distributions......       28,416      14,860           --       1,744        2,312          332
  Shares Redeemed..................................      (51,291)    (70,072)          --     (10,535)     (11,815)        (302)
                                                     ------------  ---------  ------------  ---------  ------------  -----------

    Net Increase (Decrease) from Capital Share
      Transactions.................................       57,002      18,062           --      23,533       (2,223)      25,121
                                                     ------------  ---------  ------------  ---------  ------------  -----------
Transactions in Interest (1):
  Contributions....................................           --          --      131,902     309,297           --           --
  Withdrawals......................................           --          --      (31,364)    (30,855)          --           --
                                                     ------------  ---------  ------------  ---------  ------------  -----------
    Net Increase from Transactions in Interest.....           --          --      100,538     278,442           --           --
                                                     ------------  ---------  ------------  ---------  ------------  -----------

      Total Increase (Decrease)....................       47,821      46,417      170,772     369,323       (3,195)      29,213

NET ASSETS
  Beginning of Period..............................      268,401     221,984      466,441      97,118       29,213           --
                                                     ------------  ---------  ------------  ---------  ------------  -----------
  End of Period....................................   $  316,222   $ 268,401   $  637,213   $ 466,441   $   26,018    $  29,213
                                                     ------------  ---------  ------------  ---------  ------------  -----------
                                                     ------------  ---------  ------------  ---------  ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................        7,027       6,163          N/A       2,257          669        2,484
   Shares Issued in Lieu of Cash Distributions.....        2,560       1,340                      121          230           28
   Shares Redeemed.................................       (4,280)     (5,840)                    (754)      (1,101)         (27)
                                                     ------------  ---------  ------------  ---------  ------------  -----------
                                                           5,307       1,663                    1,624         (202)       2,485
                                                     ------------  ---------  ------------  ---------  ------------  -----------
                                                     ------------  ---------  ------------  ---------  ------------  -----------

------------------

(1) For The U.S. Large Company Series, Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996, Transactions in Interest are reported for the period June 1, through November 30, 1996. Effective June 1, 1996, the Series was reorganized as a partnership.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                THE U.S. SMALL CAP         THE U.S. LARGE CAP
                                                   VALUE SERIES               VALUE SERIES
                                             -------------------------  -------------------------
                                              SIX MONTHS   YEAR ENDED    SIX MONTHS   YEAR ENDED
                                              ENDED MAY     NOV. 30,     ENDED MAY     NOV. 30,
                                               31, 1997       1996        31, 1997       1996
                                             ------------  -----------  ------------  -----------
                                             (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................   $    7,176   $    10,727   $   11,561   $    16,593
  Net Realized Gain on Investment
    Securities.............................       79,221        57,358       35,763        52,525
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..................       76,107       131,332       72,107        82,209
                                             ------------  -----------  ------------  -----------

    Net Increase in Net Assets Resulting
      from Operations......................      162,504       199,417      119,431       151,327
                                             ------------  -----------  ------------  -----------

Distributions From:
  Net Investment Income....................       (1,696)      (10,581)      (6,025)      (16,460)
  Net Realized Gains.......................      (57,267)      (15,728)     (52,566)      (11,101)
                                             ------------  -----------  ------------  -----------
      Total Distributions..................      (58,963)      (26,309)     (58,591)      (27,561)
                                             ------------  -----------  ------------  -----------

Capital Share Transactions (1):
  Shares Issued............................      294,610       470,306      160,020       470,093
  Shares Issued in Lieu of Cash
    Distributions..........................       53,197        25,751       49,196        25,800
  Shares Redeemed..........................      (30,479)      (45,295)     (26,204)      (54,744)
                                             ------------  -----------  ------------  -----------

    Net Increase From Capital Share
      Transactions.........................      317,328       450,762      183,012       441,149
                                             ------------  -----------  ------------  -----------

      Total Increase.......................      420,869       623,870      243,852       564,915

NET ASSETS
  Beginning of Period......................    1,248,213       624,343      987,942       423,027
                                             ------------  -----------  ------------  -----------
  End of Period............................   $1,669,082   $ 1,248,213   $1,231,794   $   987,942
                                             ------------  -----------  ------------  -----------
                                             ------------  -----------  ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................       17,909        32,133       10,556        33,894
   Shares Issued in Lieu of Cash
     Distributions.........................        3,298         1,749        3,346         1,923
   Shares Redeemed.........................       (1,831)       (3,121)      (1,725)       (3,976)
                                             ------------  -----------  ------------  -----------
                                                  19,376        30,761       12,177        31,841
                                             ------------  -----------  ------------  -----------
                                             ------------  -----------  ------------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                      THE JAPANESE             THE PACIFIC
                                                         SMALL                  RIM SMALL
                                                        COMPANY                  COMPANY
                                                         SERIES                   SERIES
                                                ------------------------  ----------------------
                                                SIX MONTHS     AUG. 9     SIX MONTHS    AUG. 9
                                                   ENDED         TO          ENDED        TO
                                                  MAY 31,     NOV. 30,      MAY 31,    NOV. 30,
                                                   1997         1996         1997        1996
                                                -----------  -----------  -----------  ---------
                                                (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.......................   $   1,497    $     816    $   1,978   $   1,634
  Net Realized Gain (Loss) on Investment
    Securities................................         414         (540)       1,498       1,507
  Net Realized Loss on Foreign Currency
    Transactions..............................        (114)         (33)         (69)         (3)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency................................     (55,945)     (31,608)       1,093      11,126
    Translation of Foreign Currency
      Denominated Amounts.....................          85           (6)         (10)         11
                                                -----------  -----------  -----------  ---------

    Net Increase (Decrease) in Net Assets
      Resulting from Operations...............     (54,063)     (31,371)       4,490      14,275
                                                -----------  -----------  -----------  ---------

Transactions in Interest:
  Contributions...............................      33,692      393,877       17,213     232,462
  Withdrawals.................................     (16,996)     (32,824)      (7,221)    (15,256)
                                                -----------  -----------  -----------  ---------
    Net Increase from Transactions in
      Interest................................      16,696      361,053        9,992     217,206
                                                -----------  -----------  -----------  ---------

    Total Increase (Decrease).................     (37,367)     329,682       14,482     231,481

NET ASSETS
  Beginning of Period.........................     329,682           --      231,481          --
                                                -----------  -----------  -----------  ---------
  End of Period...............................   $ 292,315    $ 329,682    $ 245,963   $ 231,481
                                                -----------  -----------  -----------  ---------
                                                -----------  -----------  -----------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                            THE UNITED KINGDOM         THE CONTINENTAL
                                           SMALL COMPANY SERIES     SMALL COMPANY SERIES
                                          -----------------------  -----------------------
                                           SIX MONTHS   AUG. 9 TO   SIX MONTHS   AUG. 9 TO
                                           ENDED MAY    NOV. 30,    ENDED MAY    NOV. 30,
                                            31, 1997      1996       31, 1997      1996
                                          ------------  ---------  ------------  ---------
                                          (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................   $    2,485   $   1,550   $    3,173   $     273
  Net Realized Gain (Loss) on Investment
    Securities..........................        6,805         (65)       5,861       4,083
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............           75          65         (239)          4
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................       (1,222)     16,738       23,686       3,231
    Translation of Foreign Currency
      Denominated Amounts...............           12           8         (165)        (71)
                                          ------------  ---------  ------------  ---------

      Net Increase in Net Assets
        Resulting from Operations.......        8,155      18,296       32,316       7,520
                                          ------------  ---------  ------------  ---------

Transactions in Interest:
  Contributions.........................        8,477     178,848       12,312     360,586
  Withdrawals...........................       (7,861)    (14,519)     (21,090)    (32,224)
                                          ------------  ---------  ------------  ---------

      Net Increase (Decrease) from
        Transactions in Interest........          616     164,329       (8,778)    328,362
                                          ------------  ---------  ------------  ---------

      Total Increase....................        8,771     182,625       23,538     335,882

NET ASSETS
  Beginning of Period...................      182,625          --      335,882          --
                                          ------------  ---------  ------------  ---------
  End of Period.........................   $  191,396   $ 182,625   $  359,420   $ 335,882
                                          ------------  ---------  ------------  ---------
                                          ------------  ---------  ------------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                            THE DFA INTERNATIONAL         THE EMERGING         THE EMERGING
                                                                VALUE SERIES             MARKETS SERIES        MARKETS SMALL
                                                          -------------------------  -----------------------    CAP SERIES
                                                           SIX MONTHS      YEAR       SIX MONTHS     YEAR     ---------------
                                                           ENDED MAY       ENDED        ENDED        ENDED     DEC. 2, 1996
                                                              31,        NOV. 30,      MAY 31,     NOV. 30,     TO MAY 31,
                                                              1997         1996          1997        1996          1997
                                                          ------------  -----------  ------------  ---------  ---------------
                                                          (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................................   $   14,732    $  23,725    $    2,654   $   1,803     $     307
  Net Realized Gain on Investment Securities............       16,961       27,321           153          43             6
  Net Realized Loss of Foreign Currency Transactions....       (1,204)         (82)          (61)        (78)          (29)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........       22,791       80,434        15,826       5,536           187
    Translation of Foreign Currency Denominated
      Amounts...........................................         (135)           9           (13)          7            --
                                                          ------------  -----------  ------------  ---------  ---------------

    Net Increase in Net Assets Resulting from
      Operations........................................       53,145      131,407        18,559       7,311           471
                                                          ------------  -----------  ------------  ---------  ---------------

Distributions From:
  Net Investment Income.................................       (3,447)     (23,445)           --          --            --
  Net Realized Gains....................................      (27,255)      (4,744)           --          --            --
                                                          ------------  -----------  ------------  ---------  ---------------
      Total Distributions...............................      (30,702)     (28,189)           --          --            --
                                                          ------------  -----------  ------------  ---------  ---------------

Capital Share Transactions (1):
  Shares Issued.........................................      128,162    1,084,901            --          --            --
  Shares Issued in Lieu of Cash Distributions...........       30,702       28,189            --          --            --
  Shares Redeemed.......................................      (27,714)    (468,842)           --          --            --
                                                          ------------  -----------  ------------  ---------  ---------------

    Net Increase From Capital Share Transactions........      131,150      644,248            --          --            --
                                                          ------------  -----------  ------------  ---------  ---------------

Transactions in Interest:
  Contributions.........................................           --           --        38,455     108,247        24,941
  Withdrawals...........................................           --           --        (4,291)     (2,834)           (1)
                                                          ------------  -----------  ------------  ---------  ---------------
    Net Increase from Transactions in Interest..........           --           --        34,164     105,413        24,940
                                                          ------------  -----------  ------------  ---------  ---------------

      Total Increase....................................      153,593      747,466        52,723     112,724        25,411

NET ASSETS
  Beginning of Period...................................    1,356,852      609,386       162,075      49,351            --
                                                          ------------  -----------  ------------  ---------  ---------------
  End of Period.........................................   $1,510,445    $1,356,852   $  214,798   $ 162,075     $  25,411
                                                          ------------  -----------  ------------  ---------  ---------------
                                                          ------------  -----------  ------------  ---------  ---------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................       11,435       95,652           N/A         N/A           N/A
   Shares Issued in Lieu of Cash Distribution...........        2,726        2,494
   Shares Redeemed......................................       (2,468)     (40,798)
                                                          ------------  -----------
                                                               11,693       57,348
                                                          ------------  -----------
                                                          ------------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                           THE DFA
                                             THE DFA ONE-YEAR        TWO-YEAR CORPORATE
                                               FIXED INCOME             FIXED INCOME
                                                  SERIES                   SERIES
                                         ------------------------  -----------------------
                                          SIX MONTHS      YEAR      SIX MONTHS    JUNE 7
                                            ENDED        ENDED        ENDED         TO
                                           MAY 31,      NOV. 30,     MAY 31,     NOV. 30,
                                             1997         1996         1997        1996
                                         ------------  ----------  ------------  ---------
                                         (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income................   $   22,760   $   43,492   $    3,802   $   3,222
  Net Realized Gain (Loss) on
    Investment Securities..............          408         (301)         197         164
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..............       (2,662)       3,135         (755)        823
                                         ------------  ----------  ------------  ---------
    Net Increase in Net Assets
      Resulting from Operations........       20,506       46,326        3,244       4,209
                                         ------------  ----------  ------------  ---------

Distributions From:
  Net Investment Income................      (23,184)     (42,530)      (2,025)     (3,053)
  Net Realized Gains...................           --           --         (164)         --
                                         ------------  ----------  ------------  ---------
      Total Distributions..............      (23,184)     (42,530)      (2,189)     (3,053)
                                         ------------  ----------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued........................      155,318      520,113       19,277     126,154
  Shares Issued in Lieu of Cash
    Distributions......................       19,180       32,939           37       1,641
  Shares Redeemed......................     (267,100)    (403,109)      (4,675)     (6,165)
                                         ------------  ----------  ------------  ---------
    Net Increase (Decrease) From
      Capital Share Transactions.......      (92,602)     149,943       14,639     121,630
                                         ------------  ----------  ------------  ---------

      Total Increase (Decrease)........      (95,280)     153,739       15,694     122,786

NET ASSETS
  Beginning of Period..................      859,293      705,554      122,786          --
                                         ------------  ----------  ------------  ---------
  End of Period........................   $  764,013   $  859,293   $  138,480   $ 122,786
                                         ------------  ----------  ------------  ---------
                                         ------------  ----------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................       15,572       52,148        1,909      12,591
   Shares Issued in Lieu of Cash
     Distribution......................        1,927        3,311            4         163
   Shares Redeemed.....................      (26,800)     (40,380)        (464)       (607)
                                         ------------  ----------  ------------  ---------
                                              (9,301)      15,079        1,449      12,147
                                         ------------  ----------  ------------  ---------
                                         ------------  ----------  ------------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                  THE DFA
                                                         THE DFA                 TWO-YEAR
                                                        TWO-YEAR                  GLOBAL
                                                       GOVERNMENT              FIXED INCOME
                                                         SERIES                   SERIES
                                                 -----------------------  -----------------------
                                                  SIX MONTHS    JUNE 7     SIX MONTHS    FEB. 9
                                                    ENDED         TO         ENDED         TO
                                                   MAY 31,     NOV. 30,     MAY 31,     NOV. 30,
                                                     1997        1996         1997        1996
                                                 ------------  ---------  ------------  ---------
                                                 (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income........................   $    3,026   $   2,648   $    8,101   $   9,662
  Net Realized Gain (Loss) on Investment
    Securities.................................         (222)        504          868         241
  Net Realized Gain of Foreign Currency
    Transactions...............................           --          --        9,973         527
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.................................         (487)        357       (8,387)      3,711
    Translation of Foreign Currency Denominated
      Amounts..................................           --          --       (1,137)      2,297
                                                 ------------  ---------  ------------  ---------

    Net Increase (Decrease) in Net Assets
      Resulting from Operations................        2,317       3,509        9,418      16,438
                                                 ------------  ---------  ------------  ---------

Distributions From:
  Net Investment Income........................           --          --       (9,220)     (6,900)
  Net Realized Gains...........................           --          --         (251)         --
                                                 ------------  ---------  ------------  ---------
      Total Distributions......................           --          --       (9,471)     (6,900)
                                                 ------------  ---------  ------------  ---------

Capital Share Transactions (1):
  Shares Issued................................           --          --       54,422     323,241
  Shares Issued in Lieu of Cash
    Distributions..............................           --          --        9,471       6,900
  Shares Redeemed..............................           --          --      (21,573)    (20,407)
                                                 ------------  ---------  ------------  ---------

    Net Increase From Capital Share
      Transactions.............................           --          --       42,320     309,734
                                                 ------------  ---------  ------------  ---------
Transactions in Interest:
  Contributions................................       16,287     109,613           --          --
  Withdrawals..................................      (11,462)     (8,475)          --          --
                                                 ------------  ---------  ------------  ---------
    Net Increase from Transactions in
      Interest.................................        4,825     101,138           --          --
                                                 ------------  ---------  ------------  ---------

      Total Increase...........................        7,142     104,647       42,267     319,272

NET ASSETS
  Beginning of Period..........................      104,647          --      319,272          --
                                                 ------------  ---------  ------------  ---------
  End of Period................................   $  111,789   $ 104,647   $  361,539   $ 319,272
                                                 ------------  ---------  ------------  ---------
                                                 ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................          N/A         N/A        5,313      32,201
   Shares Issued in Lieu of Cash
     Distribution..............................                                   932         683
   Shares Redeemed.............................                                (2,109)     (2,021)
                                                                          ------------  ---------
                                                                                4,136      30,863
                                                                          ------------  ---------
                                                                          ------------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    THE U.S. 6-10 SMALL COMPANY SERIES
                           ----------------------------------------------------
                           SIX MONTHS      YEAR      YEAR      YEAR
                              ENDED       ENDED     ENDED     ENDED     FEB. 3
                             MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  TO NOV.
                              1997         1996      1995      1994    30, 1993
-------------------------------------------------------------------------------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $  12.56     $  11.26  $   9.54  $  10.39  $  10.00
                           -----------   --------  --------  --------  --------
Income From Investment
  Operations (2)
  Net Investment
    Income...............       0.06         0.13      0.12      0.12      0.10
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......       0.81         1.92      2.50     (0.07)     0.54
                           -----------   --------  --------  --------  --------
    Total From Investment
      Operations.........       0.87         2.05      2.62      0.05      0.64
-------------------------------------------------------------------------------
Less Distributions (2)
  Net Investment
    Income...............      (0.02)       (0.13)    (0.12)    (0.11)    (0.10)
  Net Realized Gains.....      (1.56)       (0.62)    (0.78)    (0.79)    (0.15)
                           -----------   --------  --------  --------  --------
    Total
      Distributions......      (1.58)       (0.75)    (0.90)    (0.90)    (0.25)
-------------------------------------------------------------------------------
Net Asset Value, End of
  Period (2).............   $  11.85     $  12.56  $  11.26  $   9.54  $  10.39
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (2).........       7.78%#      19.17%    29.19%     0.59%     6.35%#
-------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $316,222     $268,401  $221,984  $143,630  $161,925
Ratio of Expenses to
  Average Net Assets.....       0.11%*       0.13%     0.15%     0.17%     0.17%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.07%*       1.05%     1.18%     1.11%     1.18%*
Portfolio Turnover
  Rate...................      39.07%*      32.38%    21.16%    27.65%    32.88%*
Average Commission Rate
  (1)....................   $ 0.0563     $ 0.0586       N/A       N/A       N/A
-------------------------------------------------------------------------------

                                                                                                        THE ENHANCED U.S. LARGE
                                               THE U.S. LARGE COMPANY SERIES                                COMPANY SERIES
                           ----------------------------------------------------------------------     ---------------------------
                           SIX MONTHS    YEAR ENDED      YEAR ENDED     YEAR ENDED     FEB. 3 TO       SIX MONTHS      JULY 3 TO
                            ENDED MAY     NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,         ENDED          NOV. 30,
                            31, 1997        1996            1995           1994           1993        MAY 31, 1997        1996
-------------------------  ------------------------------------------------------------------------------------------------------
                           (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value,
  Beginning of Period....        N/A(2)  $     13.48     $ 10.11        $ 10.27        $ 10.00          $ 11.76        $ 10.00
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
Income From Investment
  Operations (2)
  Net Investment
    Income...............         --            0.15        0.30           0.28           0.24             0.25           0.16
  Net Gain (Losses) on
    Securities (Realized
    and Unrealized)......         --            1.41        3.36          (0.14)          0.26             1.02           1.74
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
    Total From Investment
      Operations.........         --            1.56        3.66           0.14           0.50             1.27           1.90
-------------------------  ------------------------------------------------------------------------------------------------------
Less Distributions (2)
  Net Investment
    Income...............         --           (0.16)      (0.29)         (0.29)         (0.23)           (0.21)         (0.14)
  Net Realized Gains.....         --           (0.08)         --          (0.01)            --            (1.42)            --
                           -----------   -----------     ----------     ----------     ----------     ------------     ----------
    Total
      Distributions......         --           (0.24)      (0.29)         (0.30)         (0.23)           (1.63)         (0.14)
-------------------------  ------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period (2).............        N/A(2)  $     14.80     $ 13.48        $ 10.11        $ 10.27          $ 11.40        $ 11.76
-------------------------  ------------------------------------------------------------------------------------------------------
-------------------------  ------------------------------------------------------------------------------------------------------
Total Return (2).........        N/A(2)        11.60%#     36.77%          1.30%          5.05%#          12.81%#        18.95%#
-------------------------  ------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $637,213     $   466,441     $97,118        $48,657        $37,853          $26,018        $29,213
Ratio of Expenses to
  Average Net Assets.....       0.07%*          0.12%       0.02%(a)       0.02%(a)       0.02%*(a)        0.24%*         0.29%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.91%*          2.12%       2.61%(a)       2.83%(a)       2.87%*(a)        4.58%*         4.60%*
Portfolio Turnover
  Rate...................       3.48%*         14.09%       2.38%          8.52%         34.36%*         217.17%*       211.07%*
Average Commission Rate
  (1)....................   $ 0.0200     $    0.0212         N/A            N/A            N/A          $0.0200        $0.0200
-------------------------  ------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
      (a)  Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November
           30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the period November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.
      (2)  For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
           June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      THE U.S. SMALL CAP VALUE SERIES
                                            ----------------------------------------------------
                                                            YEAR      YEAR      YEAR    MARCH 2
                                            SIX MONTHS     ENDED     ENDED     ENDED       TO
                                             ENDED MAY    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                             31, 1997       1996      1995      1994      1993
------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period......   $  16.58     $  14.02  $  11.15  $  11.04  $  10.00
                                            -----------   --------  --------  --------  --------
Income From Investment Operations
  Net Investment Income...................       0.08         0.15      0.14      0.12      0.08
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............       1.73         2.88      3.06      0.16      1.09
                                            -----------   --------  --------  --------  --------
    Total From Investment Operations......       1.81         3.03      3.20      0.28      1.17
------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income...................      (0.02)       (0.15)    (0.14)    (0.12)    (0.07)
  Net Realized Gains......................      (0.74)       (0.32)    (0.19)    (0.05)    (0.06)
                                            -----------   --------  --------  --------  --------
    Total Distributions...................      (0.76)       (0.47)    (0.33)    (0.17)    (0.13)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $  17.63     $  16.58  $  14.02  $  11.15  $  11.04
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return..............................      11.38%#      22.14%    28.81%     2.52%    11.69%#
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  1$,669,082    $1,248,213 $624,343 $350,277  $ 95,681
Ratio of Expenses to Average Net Assets...       0.28%*       0.29%     0.32%     0.32%     0.33%*
Ratio of Net Investment Income to Average
  Net Assets..............................       0.99%*       1.11%     1.22%     1.50%     1.35%*
Portfolio Turnover Rate...................      24.24%*      14.91%    20.62%     8.22%     1.07%*
Average Commission Rate (1)...............   $ 0.0657     $ 0.0658       N/A       N/A       N/A
------------------------------------------------------------------------------------------------

                                                         THE U.S. LARGE CAP VALUE SERIES
                                            ----------------------------------------------------------
                                            SIX MONTHS      YEAR       YEAR       YEAR       FEB. 19
                                               ENDED       ENDED      ENDED      ENDED         TO
                                              MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,     NOV 31,
                                               1997         1996       1995       1994        1993
------------------------------------------  ----------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period......  $    15.52    $  13.29   $   9.92   $  10.59     $   10.00
                                            -----------   --------   --------   --------   -----------
Income From Investment Operations
  Net Investment Income...................        0.16        0.31       0.32       0.33          0.20
  Net Gain (Losses) on Securities
    (Realized and Unrealized).............        1.47        2.57       3.53      (0.65)         0.58
                                            -----------   --------   --------   --------   -----------
    Total From Investment Operations......        1.63        2.88       3.85      (0.32)         0.78
------------------------------------------  ----------------------------------------------------------
Less Distributions
  Net Investment Income...................       (0.09)      (0.31)     (0.31)     (0.35)        (0.18)
  Net Realized Gains......................       (0.82)      (0.34)     (0.17)        --         (0.01)
                                            -----------   --------   --------   --------   -----------
    Total Distributions...................       (0.91)      (0.65)     (0.48)     (0.35)        (0.19)
------------------------------------------  ----------------------------------------------------------
Net Asset Value, End of Period............  $    16.24    $  15.52   $  13.29   $   9.92     $   10.59
------------------------------------------  ----------------------------------------------------------
------------------------------------------  ----------------------------------------------------------
Total Return..............................       11.11%#     22.48%     39.26%     (3.13)%        7.79%#
------------------------------------------  ----------------------------------------------------------
Net Assets, End of Period (thousands).....  $1,231,794    $987,942   $423,027   $198,848     $  90,271
Ratio of Expenses to Average Net Assets...        0.18%*      0.19%      0.21%      0.22%         0.23%*
Ratio of Net Investment Income to Average
  Net Assets..............................        2.16%*      2.37%      2.84%      3.72%         3.75%*
Portfolio Turnover Rate...................       17.76%*     20.12%     29.41%     39.33%         0.75%*
Average Commission Rate (1)...............  $   0.0497    $ 0.0499        N/A        N/A           N/A
------------------------------------------  ----------------------------------------------------------

        *  Annualized

        #  Non-annualized

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    THE JAPANESE SMALL      THE PACIFIC RIM SMALL    THE UNITED KINGDOM SMALL
                                                      COMPANY SERIES            COMPANY SERIES            COMPANY SERIES
                                                 ------------------------  ------------------------  ------------------------
                                                 SIX MONTHS     AUG. 9     SIX MONTHS     AUG. 9     SIX MONTHS     AUG. 9
                                                    ENDED         TO          ENDED         TO          ENDED         TO
                                                   MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,      MAY 31,     NOV. 30,
                                                    1997         1996         1997         1996         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
Net Asset Value, Beginning of Period...........         N/A +        N/A +        N/A +        N/A +        N/A +        N/A+
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Income From Investment Operations
  Net Investment Income........................          --           --           --           --           --           --
  Net Gain (Losses) on Securities (Realized and
    Unrealized)................................          --           --           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total From Investment Operations...........          --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income........................          --           --           --           --           --           --
  Net Realized Gains...........................          --           --           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total Distributions........................          --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................         N/A +        N/A +        N/A +        N/A +        N/A +        N/A+
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return...................................         N/A +        N/A +        N/A +        N/A +        N/A +        N/A+
----------------------------------------------------------------------------------------------------------------  -----------
Net Assets, End of Period (thousands)..........  $  292,315   $  329,610   $  245,963   $  231,481   $  191,396   $  182,625
Ratio of Expenses to Average Net Assets........        0.29%*       0.29%*       0.38%*       0.45%*       0.26%*       0.29%*
Ratio of Net Investment Income to Average Net
  Assets.......................................        1.09%*       0.76%*       1.70%*       2.50%*       2.62%*       2.94%*
Portfolio Turnover Rate........................       16.78%*       1.67%*      16.59%*       8.04%*       3.78%*       4.55%*
Average Commission Rate (1)....................  $   0.0318   $   0.0427   $   0.0044   $   0.0102   $   0.0113   $   0.0050
-----------------------------------------------------------------------------------------------------------------------------

                                                  THE CONTINENTAL SMALL
                                                      COMPANY SERIES
                                                 ------------------------
                                                 SIX MONTHS     AUG. 9
                                                    ENDED         TO
                                                   MAY 31,     NOV. 30,
                                                    1997         1996
-----------------------------------------------  ------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period...........         N/A +        N/A +
                                                 -----------  -----------
Income From Investment Operations
  Net Investment Income........................          --           --
  Net Gain (Losses) on Securities (Realized and
    Unrealized)................................          --           --
                                                 -----------  -----------
    Total From Investment Operations...........          --           --
-----------------------------------------------  ------------------------
Less Distributions
  Net Investment Income........................          --           --
  Net Realized Gains...........................          --           --
                                                 -----------  -----------
    Total Distributions........................          --           --
-----------------------------------------------  ------------------------
Net Asset Value, End of Period.................         N/A +        N/A +
-----------------------------------------------  ------------------------
-----------------------------------------------  ------------------------
Total Return...................................         N/A +        N/A +
-----------------------------------------------
Net Assets, End of Period (thousands)..........  $  359,420   $  335,882
Ratio of Expenses to Average Net Assets........        0.29%*       0.31%*
Ratio of Net Investment Income to Average Net
  Assets.......................................        1.83%*       0.27%*
Portfolio Turnover Rate........................        4.13%*       6.69%*
Average Commission Rate (1)....................  $   0.0304   $   0.0392
-----------------------------------------------               -----------

        *  Annualized
        +  Not applicable as The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small
           Company Series and The Continental Small Company Series are organized as Partnerships.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         THE DFA INTERNATIONAL                               THE EMERGING
                                              VALUE SERIES                                  MARKETS SERIES
                              --------------------------------------------    -------------------------------------------
                              SIX MONTHS                  YEAR    FEB. 15     SIX MONTHS      YEAR      YEAR    APRIL 25
                                 ENDED      YEAR ENDED   ENDED       TO          ENDED       ENDED     ENDED       TO
                                MAY 31,      NOV. 30,   NOV. 30,  NOV. 30,      MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,
                                 1997          1996       1995      1994         1997         1996      1995      1994
-------------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)                                     (UNAUDITED)
Net Asset Value, Beginning
  of Period.................  $    11.79    $    10.55  $  10.06  $  10.00          N/A+         N/A+      N/A+       N/A+
                              -----------   ----------  --------  --------    -----------   --------  --------  ---------
Income From Investment
  Operations
  Net Investment Income.....        0.12          0.23      0.20      0.13           --           --        --         --
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).............        0.27          1.32      0.52      0.07           --           --        --         --
                              -----------   ----------  --------  --------    -----------   --------  --------  ---------
    Total From Investment
      Operations............        0.39          1.55      0.72      0.20           --           --        --         --
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.....       (0.03)        (0.23)    (0.21)    (0.13)          --           --        --         --
  Net Realized Gains........       (0.24)        (0.08)    (0.02)    (0.01)          --           --        --         --
                              -----------   ----------  --------  --------    -----------   --------  --------  ---------
Total Distributions.........       (0.27)        (0.31)    (0.23)    (0.14)          --           --        --         --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period....................  $    11.91    $    11.79  $  10.55  $  10.06          N/A+         N/A+      N/A+       N/A+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total Return................        3.39%#       14.85%     7.20%     1.99%#        N/A+         N/A+      N/A+       N/A+
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...............  $1,510,445    $1,350,852  $609,386  $348,381     $214,798     $162,075  $ 49,351  $  15,724
Ratio of Expenses to Average
  Net Assets................        0.32%*        0.36%     0.42%     0.45%*(a)      0.55%*     0.66%     0.87%      1.49%*
Ratio of Net Investment
  Income to Average Net
  Assets....................        2.15%*        2.23%     2.14%     1.84%*(a)      2.80%*     1.63%     1.70%      0.56%*
Portfolio Turnover Rate.....       18.48%*       12.23%     9.75%     1.90%*       0.91%*       0.37%     8.17%      1.28%*
Average Commission Rate
  (1).......................  $   0.0069    $   0.0112       N/A       N/A     $ 0.0004     $ 0.0010       N/A        N/A
-------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
        +  Not applicable as The Emerging Markets Series is organized as a partnership.
      (a)  Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30,
           1994 would have been 1.81%.
      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           THE
                                        EMERGING
                                         MARKETS
                                        SMALL CAP
                                         SERIES
                                       -----------           THE DFA ONE-YEAR FIXED INCOME SERIES(2)
                                         DEC. 2,       ----------------------------------------------------
                                          1996         SIX MONTHS      YEAR      YEAR      YEAR     FEB. 8
                                           TO             ENDED       ENDED     ENDED     ENDED       TO
                                         MAY 31,         MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                          1997            1997         1996      1995      1994      1993
-----------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)     (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................        N/A+       $  10.03     $  10.00  $   9.84  $  10.06  $  10.00
                                       -----------     -----------   --------  --------  --------  --------
Income From Investment Operations
  Net Investment Income..............         --            0.29         0.56      0.60      0.44      0.31
  Net Gain (Losses) on Securities
    (Realized and Unrealized)........         --           (0.03)        0.03      0.16     (0.18)     0.03
                                       -----------     -----------   --------  --------  --------  --------
    Total From Investment
     Operations......................         --            0.26         0.59      0.76      0.26      0.34
-----------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income..............         --           (0.29)       (0.56)    (0.60)    (0.43)    (0.28)
  Net Realized Gains.................         --              --           --        --     (0.05)       --
                                       -----------     -----------   --------  --------  --------  --------
Total Distributions..................         --           (0.29)       (0.56)    (0.60)    (0.48)    (0.28)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......        N/A+       $  10.00     $  10.03  $  10.00  $   9.84  $  10.06
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return.........................        N/A+           2.61%#       6.10%     7.91%     2.61%     3.39%#
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)........................   $ 25,411        $764,013     $859,293  $705,554  $592,286  $608,428
Ratio of Expenses to Average Net
  Assets.............................       1.00%*(a)       0.09%*       0.09%     0.10%     0.10%     0.10%*
Ratio of Net Investment Income to
  Average Net Assets.................       2.64%*(a)       5.78%*       5.62%     6.04%     4.41%     3.80%*
Portfolio Turnover Rate..............       0.66%*         81.14%*      95.84%    81.31%   140.82%   111.67%*
Average Commission Rate (1)..........   $ 0.0002             N/A          N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------

        *  Annualized

        #  Non-annualized

        +  Not applicable as The Emerging Markets Small Cap Series is organized as a partnership.

      (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

      (1)  Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

      (2)  Restated to reflect a 900% stock dividend as January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE DFA                                                 THE DFA
                                           TWO-YEAR                     THE DFA                   TWO-YEAR
                                       CORPORATE FIXED                  TWO-YEAR                GLOBAL FIXED
                                            INCOME                     GOVERNMENT                  INCOME
                                            SERIES                       SERIES                    SERIES
                                  --------------------------   --------------------------   ---------------------
                                  SIX MONTHS       JUNE 7                       JUNE 7                    FEB. 9
                                     ENDED           TO        SIX MONTHS         TO        SIX MONTHS      TO
                                    MAY 31,       NOV. 30,      ENDED MAY      NOV. 30,     ENDED MAY    NOV. 30,
                                     1997           1996        31, 1997         1996        31, 1997      1996
-----------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................   $  10.11       $  10.00          N/A+           N/A+      $ 10.34     $  10.00
                                  -----------   ------------   -----------   ------------   ----------   --------
Income From Investment
  Operations
  Net Investment Income.........       0.29           0.28            --             --         0.24         0.34
  Net Gain (Losses) on
    Securities (Realized and
    Unrealized).................      (0.04)          0.09            --             --         0.05         0.25
                                  -----------   ------------   -----------   ------------   ----------   --------
    Total From Investment
      Operations................       0.25           0.37            --             --         0.29         0.59
-----------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.........      (0.16)         (0.26)           --             --        (0.29)       (0.25)
  Net Realized Gains............      (0.01)            --            --             --        (0.01)          --
                                  -----------   ------------   -----------   ------------   ----------   --------
    Total Distributions.........      (0.17)         (0.26)           --             --        (0.30)       (0.25)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................   $  10.19       $  10.11          N/A+           N/A+      $ 10.33     $  10.34
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return....................       2.51%#         3.76%#        N/A+           N/A+         2.84%#       6.01%#
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................   $138,480       $122,786      $111,789       $104,647      $361,539    $319,272
Ratio of Expenses to Average Net
  Assets........................       0.22%*         0.23%*        0.22%*         0.23%*       0.18%*       0.20%*
Ratio of Net Investment Income
  to Average Net Assets.........       5.83%*         6.11%*        5.58%*         5.95%*       4.79%*       4.51%*
Portfolio Turnover Rate.........     111.11%*        81.97%*      152.18%*       200.59%*     134.21%*      87.07%*
-----------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
        +  Not applicable as The DFA Two-Year Government Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 1997, the Trust consisted of sixteen investment portfolios (collectively, the "Series"):

The U.S. 6-10 Small Company Series

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Small Cap Value Series

The U.S. Large Cap Value Series
  (the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series

The DFA Two-Year Corporate Fixed Income Series

The DFA Two-Year Government Series

The DFA Two-Year Global Fixed Income Series
  (the "Fixed Income Portfolios")

The Japanese Small Company Series

The Pacific Rim Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The DFA International Value Series

The Emerging Markets Series

The Emerging Markets Small Cap Series
  (the "International Equity Portfolios")

    On August 9, 1996, four portfolios of DFA Investment Dimensions Group Inc. (the "Fund"): The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio, respectively, transferred their investable assets for shares with equal values of a corresponding Series of the Trust (the "Transfer").

    On June 1, 1996 the U.S. Large Company Series ("this Series") was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of this Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was the U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to this Series in exchange for a 63.4% interest in this Series. The total net assets of this Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, this Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

    On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company approved a 900% stock dividend under Delaware Trust Law, which is treated as a 10 for 1 stock split for financial reporting purposes for The DFA One-Year Fixed Income Series. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of this series. All share and per share data as of and for the period ended November 30,1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The U.S. 6-10 Small Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA International Value Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, and The DFA Two-Year Global Fixed Income Series to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Government Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. 6-10 Small Company Series.......................................  .03 of 1%
The U.S. Large Company Series............................................  .025 of 1%
The Enhanced U.S. Large Company Series...................................  .05 of 1%
The U.S. Small Cap Value Series..........................................  .20 of 1%
The U.S. Large Cap Value Series..........................................  .10 of 1%
The Japanese Small Company Series........................................  .10 of 1%
The Pacific Rim Small Company Series.....................................  .10 of 1%
The United Kingdom Small Company Series..................................  .10 of 1%
The Continental Small Company Series.....................................  .10 of 1%
The DFA International Value Series.......................................  .20 of 1%
The Emerging Markets Series..............................................  .10 of 1%
The Emerging Markets Small Cap Series....................................  .20 of 1%
The DFA One-Year Fixed Income Series.....................................  .05 of 1%
The DFA Two-Year Corporate Fixed Income Series...........................  .15 of 1%
The DFA Two-Year Government Series.......................................  .15 of 1%
The DFA Two-Year Global Fixed Income Series..............................  .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities:

                                                                                             OTHER
                                                                 U.S. GOVERNMENT           INVESTMENT
                                                                    SECURITIES             SECURITIES
                                                              ----------------------  --------------------
                                                               PURCHASES     SALES    PURCHASES    SALES
                                                              -----------  ---------  ---------  ---------
                                                                 (000)       (000)      (000)      (000)
The U.S. 6-10 Small Company Series..........................          --          --  $  80,466  $  53,952
The U.S. Large Company Series...............................          --          --    115,460      9,362
The Enhanced U.S. Large Company Series......................          --          --     18,916     17,554
The U.S. Small Cap Value Series.............................          --          --    412,386    172,129
The U.S. Large Cap Value Series.............................          --          --    203,014     94,065
The Japanese Small Company Series...........................          --          --     24,215     23,085
The Pacific Rim Small Company Series........................          --          --     25,414     19,150
The United Kingdom Small Company Series.....................          --          --      3,515     13,417
The Continental Small Company Series........................          --          --      6,976     21,352
The DFA International Value Series..........................          --          --    213,077    125,282
The Emerging Markets Series.................................          --          --     39,931        834
The Emerging Markets Small Cap Series.......................          --          --     25,316         68
The DFA One-Year Fixed Income Series........................   $  90,123   $  99,795    176,619    120,263
The DFA Two-Year Corporate Fixed Income Series..............      45,863      40,935     41,112     29,636
The DFA Two-Year Government Series..........................      86,750      79,916         --         --
The DFA Two-Year Global Fixed Income Series.................       7,734       7,677    301,138    238,376

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. 6-10 Small Company Series.........................    $   86,106      $  (27,514)   $  58,592
The U.S. Large Company Series..............................       216,691          (4,468)     212,223
The Enhanced U.S. Large Company Series.....................         1,332            (248)       1,084
The U.S. Small Cap Value Series............................       393,680         (96,931)     296,749
The U.S. Large Cap Value Series............................       230,438         (11,460)     218,978
The Japanese Small Company Series..........................         6,932         (99,605)      92,673
The Pacific Rim Small Company Series.......................        60,971         (29,033)      31,938
The United Kingdom Small Company Series....................        65,766         (33,584)      32,182
The Continental Small Company Series.......................       101,136         (47,980)      53,156
The DFA International Value Series.........................       240,798        (116,305)     124,493
The Emerging Markets Series................................        45,180         (25,913)      19,267
The Emerging Markets Small Cap Series......................         3,207          (3,020)         187
The DFA One-Year Fixed Income Series.......................         1,101            (333)         768
The DFA Two-Year Corporate Fixed Income Series.............           191            (123)          68
The DFA Two-Year Government Series.........................            57            (188)        (131)
The DFA Two-Year Global Fixed Income Series................            --          (4,676)      (4,676)

    At November 30, 1996, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $3,032,000 of which $2,705,000 and $327,000 expire on November 30, 2003 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                           AT MAY 31, 1997 NET ASSETS CONSIST OF:
                           -------------------------------------------------------------------------------------------------------
                                                                   (AMOUNTS IN THOUSANDS)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
                                                                                              OF
                                                                       UNDISTRIBUTED    FUTURES, SWAP
                                       UNDISTRIBUTED                   NET REALIZED       CONTRACTS,      UNREALIZED
                                            NET        UNDISTRIBUTED      FOREIGN         INVESTMENT      NET FOREIGN
                            PAID-IN     INVESTMENT     NET REALIZED      EXCHANGE       SECURITIES AND     EXCHANGE     TOTAL NET
                            CAPITAL       INCOME        GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY   GAIN (LOSS)     ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The U.S. 6-10 Small
 Company Series            $  245,996     $ 1,290         $10,344              --          $ 58,592             --      $  316,222
The Enhanced U.S. Large
 Company Series..........      22,898         125           1,434         $   405             1,084         $   72          26,018
The U.S. Small Cap Value
 Series..................   1,287,365       5,898          79,070              --           296,749             --       1,669,082
The U.S. Large Cap Value
 Series..................     971,066       6,064          35,686              --           218,978             --       1,231,794
The DFA International
 Value Series............   1,358,768      11,580          16,917          (1,204)          124,493           (109)      1,510,445
The DFA One-Year Fixed
 Income Series...........     762,097       3,780          (2,632)             --               768             --         764,013
The DFA Two-Year
 Corporate Fixed Income
 Series..................     136,269       1,946             197              --                68             --         138,480
The DFA Two-Year Global
 Fixed Income Series.....     352,054       2,170             858           9,973            (4,676)         1,160         361,539

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS. The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1997, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                            UNREALIZED
                                                                                              FOREIGN
EXPIRATION                                                                   VALUE AT      EXCHANGE GAIN
   DATE                   CURRENCY SOLD                CONTRACT AMOUNT     MAY 31, 1997       (LOSS)
----------  -----------------------------------------  ----------------  ----------------  -------------
 06/27/97        3,166,872  Netherlands Guilder        $      1,665,253  $      1,651,132  $      14,121
 06/23/97        9,848,906  Canadian Dollar                   7,171,390         7,132,237         39,153
 06/23/97          477,949  Canadian Dollar                     345,609           346,114           (505)
 06/27/97        2,280,952  German Marks                      1,349,132         1,334,671         14,461
 06/27/97          521,826  Australian Dollar                   406,466           397,946          8,520
                                                       ----------------  ----------------  -------------
                                                       $     10,937,850  $     10,862,100  $      75,750
                                                       ----------------  ----------------  -------------
                                                       ----------------  ----------------  -------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                            UNREALIZED
                                                                                              FOREIGN
EXPIRATION                                                                   VALUE AT      EXCHANGE GAIN
   DATE                   CURRENCY SOLD                CONTRACT AMOUNT     MAY 31, 1997       (LOSS)
----------  -----------------------------------------  ----------------  ----------------  -------------
 06/09/97       28,884,588  British Pound Sterling     $     46,697,871  $     47,139,648  $    (441,777)
 06/16/97       43,835,748  Netherlands Guilder              22,929,072        22,854,926         74,146
 06/20/97       98,142,550  German Marks                     57,960,378        57,426,887        533,491
 06/20/97       56,595,527  French Francs                     9,938,601         9,805,185        133,416
 06/23/97      140,131,851  Canadian Dollar                 102,074,118       101,478,638        595,480
 06/27/97       15,086,850  Australian Dollar                11,755,162        11,505,262        249,900
 06/23/97        5,469,176  Canadian Dollar                   3,957,225         3,960,588         (3,363)
 06/20/97        3,028,680  German Marks                      1,773,533         1,772,194          1,339
                                                       ----------------  ----------------  -------------
                                                       $    257,085,960  $    255,943,328  $   1,142,632
                                                       ----------------  ----------------  -------------
                                                       ----------------  ----------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS. During the six months ended May 31, 1997, The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 1997, Enhanced had outstanding 53 long futures contracts on the S&P 500 Index all of which expire June 20, 1997. The value of such contracts on May 31, 1997 was $22,540,900 which resulted in an unrealized gain of $1,056,175.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS - Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 1997, Enhanced had an outstanding equity index swap with Morgan Stanley dated January 15, 1997 (which represents approximately 12% of the net assets of Enhanced), terminating on July 15, 1997. The notional value of the swap was $3,056,369 and Enhanced had recorded net unrealized appreciation of $276,088 consisting of $64,095 owed to Morgan Stanley and $340,183 owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.10% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1997 borrowings under the line were as follows:

                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST
                                             AVERAGE        AVERAGE         DAYS       EXPENSE
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED
                                          -------------   ------------   -----------   -------
The U.S. 6-10 Small Company Series......      5.75%        $3,292,000          1       $  526
The U.S. Large Company Series...........      5.99%         1,546,675          8        3,091

    There were no outstanding borrowings under the line of credit at May 31, 1997.

I. SECURITIES LENDING:

    Domestic security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. International security loans are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the opinion of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at May 31, 1997, is as follows:

                                                                                              VALUE OF            VALUE OF
                                                                                         SECURITIES ON LOAN      COLLATERAL
                                                                                         -------------------  ----------------
Domestic Equity Portfolios
The U.S. 6-10 Small Company Series.....................................................   $      13,186,667   $     14,885,487
The U.S. Large Company Series..........................................................          54,603,798         55,741,289
The U.S. Small Cap Value Series........................................................          35,239,265         40,559,883
The U.S. Large Cap Value Series........................................................          44,839,181         46,549,650

International Equity Portfolios
The Japanese Small Company Series......................................................          55,642,002         59,049,290
The Pacific Rim Small Company Series...................................................          18,511,817         20,218,172
The Continental Small Company Series...................................................          15,537,683         16,489,079
The DFA International Value Series.....................................................         210,542,895        223,780,531